Registration No. 33-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

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POST-EFFECTIVE AMENDMENT NO. 65 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940

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PRINCIPAL FUNDS, INC.
formerly Principal Investors Fund, Inc.
(Exact name of Registrant as specified in Charter)

The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)
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Telephone Number (515) 248-3842
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Copy to:
JOHN W. BLOUCH, Esq.
Dykema Gossett PLLC
Franklin Square, Suite 300 West
1300 I Street, N.W.
Washington, DC 20005-3306

MICHAEL D. ROUGHTON
The Principal Financial Group
Des Moines, Iowa 50392

(Name and address of agent for service)
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It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485 on December 15, 2008, pursuant to paragraph (b) of Rule 485
_XX__	60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)

This post-effective amendment designates a new effective date for a previously filed post-effective amendment

PRINCIPAL FUNDS, INC.

CLASS A, CLASS B, AND CLASS C SHARES

The date of this Prospectus is ______________, 2009.

Neither the Securities and Exchange Commission nor any State Securities Commission has approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Risk/Return Summary	4
Balanced/Asset Allocation Funds
Strategic Asset Management (“SAM”) Portfolios	7
Flexible Income Portfolio	10
Conservative Balanced Portfolio	12
Balanced Portfolio	13
Conservative Growth Portfolio	15
Strategic Growth Portfolio	16
Principal LifeTime Funds	20
Principal LifeTime Strategic Income Fund	23
Principal LifeTime 2010 Fund	24
Principal LifeTime 2020 Fund	25
Principal LifeTime 2030 Fund	26
Principal LifeTime 2040 Fund	27
Principal LifeTime 2050 Fund	28
LargeCap US Equity Funds
Equity Income Fund	32
Disciplined LargeCap Blend Fund	35
LargeCap Blend Fund I	3
LargeCap Blend Fund II	41
LargeCap Growth Fund	43
LargeCap Growth Fund I	46
LargeCap Growth Fund II	49
LargeCap S&P 500 Index Fund	52
LargeCap Value Fund	55
LargeCap Value Fund III	58
West Coast Equity Fund	61
Small/MidCap US Equity Funds
MidCap Blend Fund	64
MidCap Growth Fund III	67
MidCap Stock Fund	73
MidCap Value Fund I	73
MidCap Value Fund II	76
Real Estate Securities Fund	79
SmallCap Blend Fund	82
SmallCap Growth Fund	85
SmallCap Growth Fund II	88
SmallCap Value Fund	91
International Equity Funds
Diversified International Fund	94
Global Diversified Income Fund
Global Real Estate Securities Fund	97
International Growth Fund	99
International Emerging Markets Fund	102

Fixed-Income Funds
Bond & Mortgage Securities Fund	105
California Municipal Fund	108

Government & High Quality Bond Fund *It is anticipated that this Fund will be merged away 111 by 3/1/09

High Yield Fund	114
Income Fund	117
Inflation Protection Fund	120
Mortgage Securities Fund	123
Preferred Securities Fund	125
Tax-Exempt Bond Fund	128
Short-Term Fixed Income Funds
Short-Term Bond Fund	131
Short-Term Income Fund	134
Ultra Short Bond Fund	137
Money Market Fund	140
The Costs of Investing	143
Certain Investment Strategies and Related Risks	145
Management of the Funds	152
Purchase of Fund Shares	168
Choosing a Share Class	170
Class A Shares	171
Class B Shares	175
Class C Shares	176
CDSC Calculation and Waivers	176
Redemption of Fund Shares	177
Exchange of Fund Shares	179
Frequent Purchases and Redemptions	181
Pricing of Fund Shares	182
Dividends and Distributions	183
Tax Considerations	184
Distribution Plans and Intermediary Compensation	185
Fund Account Information	189
Portfolio Holdings Information	191
Financial Highlights	192
Appendix A - Summary of Principal Risks	244
Appendix B - Definitions of the Indices Referenced in this Prospectus	250
Appendix C - Description of Bond Ratings	255
Additional Information	243

RISK/RETURN SUMMARY

Principal Funds, Inc. (“Principal Funds”) offers many investment portfolios, (together, the “Funds”) through this prospectus. Principal Management Corporation (“Principal”)* serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory and certain corporate administrative services to the Fund.

Principal Funds Distributor, Inc. (the “Distributor”)* is the Fund’s principal underwriter for Class A, Class B, and Class C shares.

The Sub-Advisors and the Funds each sub-advise are:

Sub-Advisor AllianceBernstein L.P. American Century Investment Management, Inc. Black Rock Financial Management, Inc. Columbus Circle Investors* Edge Asset Management, Inc.*

Fund(s)

LargeCap Value III

LargeCap Growth II Inflation Protection

LargeCap Growth Equity Income High Yield Income MidCap Stock Mortgage Securities Short-Term Income

Strategic Asset Management Portfolios West Coast Equity

Emerald Advisers, Inc. Essex Investment Management Company, LLC Goldman Sachs Asset Management, L.P.	SmallCap Growth II SmallCap Growth II LargeCap Blend I MidCap Value I
Jacobs Levy Equity Management, Inc. Principal Global Investors, LLC*

MidCap Value II

Bond & Mortgage Securities Disciplined LargeCap Blend Diversified International Global Diversified Income Government & High Quality Bond International Emerging Markets International Growth LargeCap S&P 500 Index LargeCap Value MidCap Blend Money Market Principal LifeTime Funds Short-Term Bond SmallCap Blend SmallCap Growth SmallCap Value Ultra Short Bond

Principal Real Estate Investors, LLC*	Global Diversified Income Global Real Estate Securities Real Estate Securities
Spectrum Asset Management, Inc.*	Global Diversified Income Preferred Securities
T. Rowe Price Associates, Inc.	LargeCap Blend II LargeCap Growth I

Turner Investment Partners, Inc. UBS Global Asset Management (Americas) Inc. Van Kampen Asset Management	MidCap Growth III SmallCap Growth II California Municipal Tax-Exempt Bond
Westwood Management Corporation	LargeCap Value III

*	Principal Management Corporation; Columbus Circle Investors; Principal Global Investors, LLC; Principal Real Estate Investors, LLC; Principal Funds Distributor, Inc.; Spectrum Asset Management, Inc.; and Edge Asset Management, Inc., are affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group“.

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All of the Funds described in this prospectus offer Class A shares and Class C shares. In addition, certain of the Funds offer Class B shares. Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase. Class B and Class C shares are not subject to a sales charge at the time of purchase but are subject to a contingent deferred sales charge (“CDSC”) on shares redeemed within the applicable CDSC period as described in this prospectus. See “Choosing a Share Class” and “CDSC Calculation and Waivers” for more information.

Main Strategies and Risks

Each Fund’s investment objective is described in the summary description of each Fund. The Board of Directors may change a Fund’s objective or its investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The summary of each Fund also describes each Fund’s primary investment strategies (including the type or types of securities in which the Fund may invest), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries), and the principal risks associated with an investment in the Fund. A fuller discussion of investment strategies and risks appears later in the Prospectus under the caption “Certain Investment Strategies and Related Risks.”

Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions as more fully described under the caption “Certain Investment Strategies and Related Risks–Temporary Defensive Measures.”

Each Fund is designed to be a portion of an investor’s portfolio. None of the Funds are intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to bear investment losses during periods of adverse market conditions. The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may adversely affect a particular Fund as a whole are called “principal risks.” The principal risks of investing in the Funds are stated as to each Fund in the Fund’s description. Each Fund is also subject to underlying fund risk to the extent that a Principal LifeTime Fund or SAM Portfolio invests in the Fund. These risks, and each of the other principal risks, are more fully explained in Appendix A to this prospectus.

Investment Results

Below the description of each Fund is a bar chart showing the investment returns of its Class A shares for each of the past ten calendar years (or for each of the full calendar years since the Fund’s inception). The bar chart is intended to provide some indication of the volatility of the Fund’s past returns. The performance table following each bar chart shows how, for each applicable class of shares, average annual total returns of the Fund compare to returns of one or more broad-based securities market indices and an average of the performance of a group of mutual funds with similar investment objectives for the last one, five, and ten calendar years (or, in the case of a newer Fund, for the life of the Fund). An investment cannot be made directly in the indices and the indices’ performance figures do not include any commissions, sales charges, or expenses that would be paid by investors purchasing the securities represented by the indices. Consult Appendix B for descriptions of the indices and category averages used in this prospectus. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. Average annual total returns shown in the performance table reflect the maximum applicable sales charge. PAST PERFORMANCE (BEFORE AND AFTER TAXES) DOES NOT GUARANTEE FUTURE RESULTS.

Performance for periods prior to the date on which a Fund’s Class A, Class B, or Class C shares began operations (as indicated in the tables on the following pages) is based on the performance of the oldest share class of the Fund or a predecessor fund (as noted in the performance chart and table). Performance which is based on the oldest share class of the Fund has been adjusted to reflect the expenses of the Fund’s Class A, Class B, and Class C shares. The adjustments result in performance that is no higher than the historical performance of the Fund’s oldest share class.

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The current 7-day yield for the Money Market Fund may be obtained by calling Principal Funds at 1-800-222-5852 or on the www.principalfunds.com website.

There can be no assurance that any Fund will achieve its investment objective. It is possible to lose money by investing in the Funds. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

Fees and Expenses

The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). Each Fund's operating expenses are shown following each Fund’s description. A discussion of the fees is found in the section of the Prospectus titled “The Costs of Investing.”

The examples following the expense tables for each Fund are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds.

NOTE:

  No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, the Manager, any Sub-Advisor, or the Distributor.
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STRATEGIC ASSET MANAGEMENT (“SAM”) PORTFOLIOS

Principal Funds provides a broad selection of investment choices, including asset allocation strategies available through the Flexible Income, Conservative Balanced, Balanced, Conservative Growth, and Strategic Growth Portfolios (each a “Portfolio,” collectively the “Portfolios”). The SAM Portfolios currently offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The SAM Portfolios are designed for long-term investors seeking total return or long-term capital appreciation. The SAM Portfolios invest principally in Institutional Class shares of the Equity Funds and Fixed-Income Funds (as identified in the Table of Contents) and the Money Market Fund (“Underlying Funds”). Each of the SAM Portfolios may invest in any of the Institutional Class shares of the equity funds or fixed-income funds of Principal Funds, Inc., at the Sub-Advisor’s discretion. Each of the Underlying Funds is a series of Principal Funds, Inc. The Sub-Advisor for the SAM Portfolios is Edge Asset Management, Inc. (“Edge”).

Main Strategies for the Portfolios

In pursuing its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Underlying Funds described in this prospectus. The Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each Underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio’s investments in those market segments and their corresponding Underlying Funds. Edge may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective, Edge’s outlook for the economy and the financial markets, and the relative market valuations of the Underlying Funds.

In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest, without limit, directly in stock or bond index futures and options thereon and the following short-term instruments:

  short-term securities issued by the U.S. government, its agencies, instrumentalities, authorities, or political subdivisions;
  other short-term fixed-income securities rated A or higher by Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) or, if unrated, of comparable quality in the opinion of Edge;
  commercial paper, including master notes;
  bank obligations, including negotiable certificates of deposit, time deposits, and bankers’ acceptances; and
  repurchase agreements.

At the time a Portfolio invests in any commercial paper, bank obligations, or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody’s or the issuer’s parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody’s or A-1 by S&P; if no such ratings are available, the investment must be of comparable quality in the opinion of Edge. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with Edge’s current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio’s total assets. A Portfolio may also use futures contracts and options for bona fide hedging purposes. Futures contracts and options may also be used to reallocate the Portfolio’s assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index.

The principal investment strategies for each Portfolio are further described below in the description of each of the Portfolios, but there are some general principles Edge applies in making investment decisions. When making decisions about how to allocate a Portfolio’s assets, Edge will generally consider, among other things, the following factors:

Federal Reserve monetary policy	Government budget deficits	State and federal fiscal policies
Consumer debt	Tax policy	Trade pacts
Corporate profits	Demographic trends	Interest rate changes
Governmental elections	Mortgage demand	Business confidence

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Employment trends	Business spending	Geopolitical risks
Consumer spending	Inflationary pressures	Wage and payroll trends
Currency flows	Housing trends	Investment flows
Commodity prices	GDP growth	Import prices
Yield spreads	Historical financial market returns	Factory capacity utilization
Stock market volume	Inventories	Market capitalization relative values
Capital goods expenditures	Investor psychology	Productivity growth
Historical asset class returns	Technology trends	Asset class correlations
Cyclical and secular economic trends	Risk/return characteristics	Business activity
Volatility analysis	Stock valuations	Performance attribution by allocation and sector
Consumer confidence

Main Risks

There can be no assurance that any Portfolio will achieve its investment objective. The net asset value of each Portfolio’s shares is affected by changes in the value of the shares of the Underlying Funds it owns. Each Portfolio’s investments are invested in the Underlying Funds and, as a result, the Portfolio’s performance is directly related to their performance. A Portfolio’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives.

Each Portfolio’s broad diversification is designed to help cushion severe losses in any one investment sector and moderate the Portfolio’s overall price swings. However, the Portfolio’s share price will fluctuate as the prices of the Underlying Funds rise or fall with changing market conditions.

Each Portfolio is subject to the particular risks of the Underlying Funds in the proportions in which the Portfolio invests in them.

The SAM Balanced, Conservative Growth, and Strategic Growth Portfolios have a greater exposure to the following risks (as defined in Appendix A):

• Emerging Market Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Growth Stock Risk	• Market Segment (Large Cap) Risk
• Value Stock Risk

The SAM Flexible Income and Conservative Balanced Portfolios have a greater exposure to the following risks (as defined in Appendix A):

  Derivatives Risk
  Portfolio Duration Risk
  U.S. Government Sponsored Securities Risk
  Fixed-Income Securities Risk
  Prepayment Risk
  High Yield Securities Risk
  U.S. Government Securities Risk

Other Common Risks. Each of the Portfolios may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options. Therefore, the Portfolios are subject to the risks (as defined in Appendix A) associated with such investments including:

• Derivatives Risk

• Fixed-Income Securities Risk

• U.S. Government Securities Risk

Each Portfolio is also subject to the following risks:

Conflict of Interest Risk. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Portfolios serve in the same capacities for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Portfolios and the Underlying Funds. Because Edge and its affiliated

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companies earn different fees from the Underlying Funds in which the Portfolios invest, there may be a conflict between the interests of the Portfolios and the economic interests of Edge and its affiliates.

Investment Company Securities Risk (as defined in Appendix A).

Management Risk (as defined in Appendix A).

Payment In Kind Liquidity Risk. Under certain circumstances, an Underlying Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until Edge determines that it is appropriate to dispose of such securities.

Securities Lending Risk (as defined in Appendix A).

Edge has provided investment advice to each SAM Portfolios since its inception.

As of October 31, 2008, the Portfolios’ assets were allocated among the Underlying Funds as follows:

	Flexible	Conservative		Conservative	Strategic
	Income	Balanced	Balanced	Growth	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund

Total 100.00%

100.00%

100.00%

100.00%

100.00%

Historical Performance

A bar chart and table showing the historical investment performance of each SAM Portfolio are provided with the description of each Portfolio. The bar chart for each Portfolio shows how the Portfolio’s total return has varied year-by year, and the table for the Portfolio shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Portfolio. A Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future. Each Portfolio’s investment return is net of the operating expenses of each of the Underlying Funds.

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FLEXIBLE INCOME PORTFOLIO

Objective. The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents generally invests no more than 30% of its net assets in equity funds may invest up to 30% of its assets in any single equity fund

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements and strategic transactions (derivatives) such as futures contracts and options.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

10 Years

Class A (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)

Class B

Class C

Barclays Capital Aggregate Bond Index(3)

S&P 500 Index(3)

20% S&P 500 Index and 80% Barclays Capital Aggregate Bond Index(3)

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Morningstar Conservative Allocation Category Average

(1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The predecessor portfolio’s performance between 1996 and 1999 benefited from the agreement of Edge and its affiliates to limit the portfolio’s expenses.
(2) After-tax returns are shown for Class A shares only and would be different for Class B and C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3) Index performance does not reflect deductions for fees, expenses, or taxes.
For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

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CONSERVATIVE BALANCED PORTFOLIO

Objective. The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  invests between 40% and 80% of its net assets in a combination of fixed-income funds and cash equivalents and between 20% and 60% of its net assets in equity funds may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents may invest up to 30% of its assets in any single equity fund

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements and strategic transactions (derivatives) such as futures contracts and options.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above: Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

10 Years

Class A (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Class B Class C Barclays Capital Aggregate Bond Index(3) S&P 500 Index(3)

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40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index(3) Morningstar Conservative Allocation Category Average

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The predecessor portfolio’s performance between 1996 and 2003 benefited from the agreement of Edge and its affiliates to limit the portfolio’s expenses. Effective August 1, 2000, the investment objective and policies of the predecessor fund changed. Accordingly, the performance shown may not reflect what the predecessor fund’s performance would have been under its current investment objective and policies.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

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BALANCED PORTFOLIO

Objective. The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  invests between 30% and 70% of its net assets in equity funds and between 30% and 70% of its net assets in fixed- income funds and cash equivalents may invest up to 30% of its assets in any single equity fund may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

10 Years

Class A (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Class B Class C Barclays Capital Aggregate Bond Index(3)

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S&P 500 Index(3) 60% S&P 500 Index/40% Barclays Capital Aggregate Bond Index(3) Morningstar Moderate Allocation Category Average

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The predecessor portfolio’s performance between 1996 and 1999 benefited from the agreement of Edge and its affiliates to limit the portfolio’s expenses.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

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CONSERVATIVE GROWTH PORTFOLIO

Objective. The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  generally invests at least 60% of its net assets in equity funds may invest up to 40% of its assets in any single equity fund may invest up to 30% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

10 Years

Class A (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Class B Class C Barclays Capital Aggregate Bond Index(3) S&P 500 Index(3)

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80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index(3) Morningstar Moderate Allocation Category Average

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The predecessor portfolio’s performance between 1996 and 1999 benefited from the agreement of Edge and its affiliates to limit the portfolio’s expenses.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

18	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

STRATEGIC GROWTH PORTFOLIO

Objective. The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  generally invests at least 75% of its net assets in equity funds may invest up to 50% of its assets in any single equity fund may invest up to 25% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests as well as the risks associated with direct investments in the instruments listed in the foregoing paragraph, including derivatives risk and portfolio risk.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

10 Years

Class A (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Class B Class C

Principal Funds, Inc.	RISK/RETURN SUMMARY	19
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Barclays Capital Aggregate Bond Index(3) S&P 500 Index(3) Russell 3000 Index(3) Morningstar Large Blend Category Average

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The predecessor portfolio’s performance between 1996 and 1999 benefited from the agreement of Edge and its affiliates to limit the portfolio’s expenses.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

20	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Fees and Expenses of the Portfolios

The following tables show the operating expenses (expressed as a percentage of average daily net assets) incurred by the Class A, Class B and Class C shares of the SAM Portfolios during the fiscal year ended October 31, 2007. The tables also show the amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the SAM Portfolios through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2007.

Annual Fund Operating Expenses

(Expenses that are deducted from Fund Assets) as a Percentage of Average Daily Net Assets

Class A Shares

	Flexible	Conservative		Conservative	Strategic
	Income	Balanced	Balanced	Growth	Growth
For the year ended October 31, 2007	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Management Fees	0.31%	0.31%	0.31%	0.31%	0.31%
12b-1 Fees	0.25	0.25	0.25	0.25	0.25
Other Expenses	0.09	0.10	0.08	0.09	0.12
Total Gross Operating Fees and Expenses	0.65%	0.66%	0.64%	0.65%	0.68%
Acquired Fund (Underlying Fund) Operating Expenses	0.53	0.57	0.60	0.63	0.65
Total Annual Fund Operating Expenses	1.18%	1.23%	1.24%	1.28%	1.33%

Annual Fund Operating Expenses

(Expenses that are deducted from Fund Assets) as a Percentage of Average Daily Net Assets Class B Shares

	Flexible	Conservative		Conservative	Strategic
	Income	Balanced	Balanced	Growth	Growth
For the year ended October 31, 2007	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Management Fees	0.31%	0.31%	0.31%	0.31%	0.31%
12b-1 Fees	1.00	1.00	1.00	1.00	1.00
Other Expenses	0.11	0.12	0.09	0.10	0.13
Total Gross Operating Fees and Expenses	1.42%	1.43%	1.40%	1.41%	1.44%
Acquired Fund (Underlying Fund) Operating Expenses	0.53	0.57	0.60	0.63	0.65
Total Annual Fund Operating Expenses	1.95%	2.00%	2.00%	2.04%	2.09%

Annual Fund Operating Expenses

(Expenses that are deducted from Fund Assets) as a Percentage of Average Daily Net Assets

Class C Shares

	Flexible	Conservative		Conservative	Strategic
	Income	Balanced	Balanced	Growth	Growth
For the year ended October 31, 2007	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Principal Funds, Inc.			RISK/RETURN SUMMARY			21
www.principalfunds.com

Management Fees	0.31%	0.31%	0.31%	0.31%	0.31%
12b-1 Fees	1.00	1.00	1.00	1.00	1.00
Other Expenses	0.11	0.10	0.09	0.10	0.12
Total Gross Operating Fees and Expenses	1.42%	1.41%	1.40%	1.41%	1.43%
Acquired Fund (Underlying Fund) Operating Expenses	0.53	0.57	0.60	0.63	0.65
Total Annual Fund Operating Expenses	1.95%	1.98%	2.00%	2.04%	2.08%

An affiliate of the Distributor may pay to intermediaries, with respect to shares of the SAM Portfolios, a revenue sharing fee accrued daily and payable monthly at the annual rate of 0.50% (0.25% for Class C Shares) of the average daily net assets of such shares sold prior to March 1, 2006, and held continuously by customers of the intermediaries, in addition to any dealer allowance, sales commissions, and/or service fees payable by the Distributor set forth above. This fee may be modified or terminated at any time upon notice to the intermediary and the intermediary may decline to accept this fee at any time upon written notice to the Distributor.

22	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares

	If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Flexible Income Portfolio Conservative Balanced Portfolio Balanced Portfolio Conservative Growth Portfolio Strategic Growth Portfolio

	Class B Shares
	If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Flexible Income Portfolio Conservative Balanced Portfolio Balanced Portfolio Conservative Growth Portfolio Strategic Growth Portfolio

	Class C Shares

	If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Flexible Income Portfolio Conservative Balanced Portfolio Balanced Portfolio Conservative Growth Portfolio Strategic Growth Portfolio

Principal Funds, Inc.	RISK/RETURN SUMMARY	23
www.principalfunds.com

PRINCIPAL LIFETIME FUNDS

Principal Funds offers Funds that are designed to meet the needs of an investor who wants an investment option that is suited to the investor’s particular investment time horizon and who tends to be more accepting of risk in the early years of his or her time horizon and becomes more risk-averse as he or she nears the investment goal (for example, retirement or saving for college). Professional investment advisers manage the Funds to align, over time, underlying investments with the changing risk tolerance of the investor. These Funds are sometime referred as “target date funds.” The target date Funds offered by the Fund are: Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, and Principal LifeTime Strategic Income (the “Principal LifeTime Funds”).

Objective: The investment objective of each of the Principal LifeTime 2010, 2020, 2030, 2040, and 2050 Funds is to seek a total return consisting of long-term growth of capital and current income.

The investment objective of the Principal LifeTime Strategic Income Fund is to seek current income.

Main Strategies and Risks

To pursue its goal, each Principal LifeTime Fund invests in other Principal Funds (the “underlying funds”) that Principal and Principal Global Investors, LLC (“PGI”), the Fund’s Sub-Advisor, consider appropriate based on the remaining time horizon of a particular Principal LifeTime Fund and the expected risk tolerance of those investors who have chosen that time horizon. Each of the Principal LifeTime Funds may invest in any of the Institutional Class shares of the equity funds or fixed-income funds of Principal Investors Fund, at the Sub-Advisor’s discretion. The underlying funds provide each Fund with exposure to a broad range of asset classes, including domestic and foreign equity and fixed-income securities. In the case of Principal LifeTime Strategic Income Fund, most of the Fund’s assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing securities through their investments in fixed-income securities, “hybrid” securities (such as real estate securities and preferred securities, which may produce current income as well as capital gains) and dividend generating domestic and foreign stocks.

Both Principal and PGI provide investment advisory services to the Principal LifeTime Funds. Principal has hired PGI to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for each Principal LifeTime Fund. PGI is also responsible for employing an active rebalancing strategy which is designed to identify asset classes that appear attractive or unattractive over the short term.

After PGI sets the percentage of Fund assets to be allocated to a particular asset class, Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of a Fund or market forces or Fund circumstances which indicate that changes in allocations may be appropriate. Principal may, at any time, add, remove, or substitute underlying funds in which a Principal LifeTime Fund invests.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. In addition, qualitative factors such as organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading, and compliance systems of the underlying fund’s Sub-Advisor are also evaluated. There are no minimum or maximum percentages of assets that a Principal LifeTime Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund’s appropriate benchmark and peer group.

Over time, PGI intends to gradually shift the asset allocation targets of each Principal LifeTime Fund (other than the Principal LifeTime Strategic Income Fund) to accommodate investors progressing from asset accumulation years to income-generation years. It is expected that, within 10 to 15 years after its target year, a Principal LifeTime Fund’s

24	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

underlying fund allocation will match that of the Principal LifeTime Strategic Income Fund. At that time the Principal LifeTime Fund may be combined with the Principal LifeTime Strategic Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.

There can be no assurance that any Principal LifeTime Fund will achieve its investment objective. The net asset value of each of the Principal LifeTime Fund’s shares is affected by changes in the value of the securities it owns. The Fund’s performance is directly related to the performance of the underlying funds. The ability of each Principal LifeTime Fund to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.

The broad diversification of each Principal LifeTime Fund is designed to cushion severe losses in any one investment sector and moderate the Fund’s overall price swings. However, the Fund’s share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of a Principal LifeTime Fund’s assets rise or fall, the Fund’s share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

Each Principal LifeTime Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Principal LifeTime Funds dated 2020 through 2050 have a greater exposure to the following risks (as defined in Appendix A):

• Emerging Market Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Growth Stock Risk	• Market Segment (Large Cap) Risk
• Value Stock Risk

The Principal LifeTime Strategic Income Fund and Principal LifeTime 2010 Fund have a greater exposure to the following risks (as defined in Appendix A):

•	Derivatives Risk	•	Fixed-Income Securities Risk
•	Portfolio Duration Risk	•	Prepayment Risk
•	U.S. Government Securities Risk	•	U.S. Government Sponsored
Securities Risk

  High Yield Securities Risk
  Real Estate Securities Risk

Each Principal LifeTime Fund is also subject to the following risks:

Conflict of Interest Risk. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Principal LifeTime Funds serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Principal LifeTime Funds and the underlying funds. Because Principal and its affiliated companies earn different fees from the underlying funds in which the Principal LifeTime Funds invest, there may be a conflict between the interests of the Principal LifeTime Funds and the economic interests of Principal and its affiliates.

Investment Company Securities Risk (as defined in Appendix A).

Management Risk (as defined in Appendix A).

Payment In Kind Liquidity Risk. Under certain circumstances, an underlying fund may determine to pay a redemption request by a Principal LifeTime Fund wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Principal LifeTime Funds may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.

Securities Lending Risk (as defined in Appendix A).

Principal Funds, Inc.	RISK/RETURN SUMMARY	25
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As of October 31, 2008, each Principal LifeTime Fund’s assets were allocated among the underlying funds as identified in the table below.

PRINCIPAL LIFETIME FUNDS
						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
Underlying Fund	2010	2020	2030	2040	2050	Income	Total
Fund Name	%	%	%	%	%	%	%
Fund Name
Fund Name
Fund Name
Fund Name
Fund Name
Fund Name
Fund Name
Fund Name
Fund Name
Fund Name
Fund Name
	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Historical Performance

The following bar charts and tables show the historical investment performance of each Principal LifeTime Fund. The bar chart for each Fund shows how the Fund’s total return has varied year-by-year, and the table for the Fund shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Fund. A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Each Fund’s investment return is net of the operating expenses of each of the underlying funds.

26	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Principal Investment Strategies

The Fund invests in underlying fixed-income funds, but also invests in underlying equity and hybrid funds according to an asset allocation strategy designed for investors seeking current income from their investment.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)

Class B

Class C

Barclays Capital Aggregate Bond Index(3)

MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(3)

Russell 3000 Index(3)

Principal LifeTime Strategic Income Blended Index(3)(4)

Morningstar Target-Date 2000-2014 Category Average

(1)	Class A shares commenced operations on June 28, 2005, Class B shares commenced operations on March 15, 2006, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

Principal Funds, Inc.	RISK/RETURN SUMMARY	27
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(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

(4)	Effective March 31, 2008, the weightings for this blended index will be 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

28	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

PRINCIPAL LIFETIME 2010 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)

Class C

Barclays Capital Aggregate Bond Index(3)

MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(3)

Russell 3000 Index(3)

Principal LifeTime 2010 Blended Index(3)(4)

Morningstar Target-Date 2000-2014 Category Average

(1)	Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

Principal Funds, Inc.	RISK/RETURN SUMMARY	29
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(2)	After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

(4)	Effective March 31, 2008, the weightings for this blended index will be 40.9% Russell 3000 Index, 14.6% MSCI EAFE NDTR-D Index, and 44.5% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

30	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

PRINCIPAL LIFETIME 2020 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)

Class B

Class C

Barclays Capital Aggregate Bond Index(3)

MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(3)

Russell 3000 Index(3)

Principal LifeTime 2020 Blended Index(3)(4)

Morningstar Target-Date 2015-2029 Category Average

(1)	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

Principal Funds, Inc.	RISK/RETURN SUMMARY	31
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(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

(4)	Effective March 31, 2008, the weightings for this blended index will be 50.4% Russell 3000 Index, 19.1% MSCI EAFE NDTR-D Index, and 30.5% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

32	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

PRINCIPAL LIFETIME 2030 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)

Class B

Class C

Barclays Capital Aggregate Bond Index(3)

MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(3)

Russell 3000 Index(3)

Principal LifeTime 2030 Blended Index(3)(4)

Morningstar Target-Date 2030+ Category Average

(1)	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

Principal Funds, Inc.	RISK/RETURN SUMMARY	33
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(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

(4)	Effective March 31, 2008, the weightings for this blended index will be 56.7% Russell 3000 Index, 22.3% MSCI EAFE NDTR-D Index, and 21.0% Barclays Capital Aggregate Index.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

34	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

PRINCIPAL LIFETIME 2040 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)

Class B

Class C

Barclays Capital Aggregate Bond Index(3)

MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(3)

Russell 3000 Index(3)

Principal LifeTime 2040 Blended Index(3)(4)

Morningstar Target-Date 2030+ Category Average

(1)	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

Principal Funds, Inc.	RISK/RETURN SUMMARY	35
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(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

(4)	Effective March 31, 2008, the weightings for this blended index will be 61.4% Russell 3000 Index, 24.6% MSCI EAFE NDTR-D Index, and 14.0% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

36	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

PRINCIPAL LIFETIME 2050 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)

Class B

Class C

Barclays Capital Aggregate Bond Index(3)

MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(3)

Russell 3000 Index(3)

Principal LifeTime 2050 Blended Index(3)(4)

Morningstar Target-Date 2030+ Category Average

(1)	Class A shares commenced operations on June 28, 2005, Class B shares commenced operations on March 15, 2006, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for

Principal Funds, Inc.	RISK/RETURN SUMMARY	37
www.principalfunds.com

such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

(4)	Effective March 31, 2008, the weightings for this blended index will be 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Fees and Expenses of the Principal LifeTime Funds

The following tables show the operating expenses (expressed as a percentage of average daily net assets) incurred by the Class A, Class B and Class C shares of the Principal LifeTime Funds during the fiscal year ended October 31, 2007. The tables also show the amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the Principal LifeTime Funds through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2007.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Class A Shares
						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
For the year ended October 31, 2007	Fund(1)	Fund(1)	Fund(1)	Fund(1)	Fund(1)	Fund(1)
Management Fees	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%
12b-1 Fees	0.2500	0.2500	0.2500	0.2500	0.2500	0.2500
Other Expenses	0.2100	0.2600	0.3900	0.5600	0.7300	0.3000
Total Gross Operating Fees and Expenses	0.5825%	0.6325%	0.7625%	0.9325%	1.1025%(2)	0.6725%(2)
Expense Reimbursement at Principal LifeTime Fund	0.0825	0.1325	0.2625	0.4325	0.6025	0.1725
Level
Net Operating Fees and Expenses	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
Acquired Fund (Underlying Fund) Operating Expenses	0.6500	0.7000	0.7300	0.7500	0.7600	0.5500
Total Annual Fund Operating Expenses	1.1500%	1.2000%	1.2300%	1.2500%	1.2600%	1.0500%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class A shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses, not including underlying fund expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.50% for Class A shares.

(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

	Class B Shares

					Principal
	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2020	2030	2040	2050	Income
For the year ended October 31, 2007	Fund(1)	Fund(1)	Fund(1)	Fund(1)	Fund(1)

Management Fees	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%

38	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

12b-1 Fees	1.0000	1.0000	1.0000	1.0000	1.0000
Other Expenses	0.4300	0.5400	0.7300	1.9100	4.4500
Total Gross Operating Fees and Expenses	1.5525%	1.6625%	1.8525%	3.0325%(2)	5.5725%(2)
Expense Reimbursement at Principal LifeTime Fund Level	0.3025	0.4125	0.6025	1.7825	4.3225
Net Operating Fees and Expenses	1.2500%	1.2500%	1.2500%	1.2500%	1.2500%
Acquired Fund (Underlying Fund) Operating Expenses	0.7000	0.7300	0.7500	0.7600	0.5500
Total Annual Fund Operating Expenses	1.9500%	1.9800%	2.0000%	2.0100%	1.8000%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses, not including underlying fund expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for Class B shares.

(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Class C Shares
						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
For the year ended October 31, 2007	Fund(1)	Fund(1)	Fund(1)	Fund(1)	Fund(1)	Fund(1)
Management Fees	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%
12b-1 Fees	1.0000	1.0000	1.0000	1.0000	1.0000	1.0000
Other Expenses	1.1400	1.0900	1.0600	2.3400	4.1900	2.3600
Total Gross Fund Operating Fees and Expenses	2.2625%	2.2125%	2.1825%	3.4625%	5.3125%(2)	3.4825%(2)
Fee Reduction and/or Expense Reimbursement at	1.0125	0.9625	0.9325	2.2125	4.0625	2.2325
Principal LifeTime Fund level
Net Operating Fees and Expenses	1.2500%	1.2500%	1.2500%	1.2500%	1.2500%	1.2500%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.6500	0.7000	0.7300	0.7500	0.7600	0.5500
Total Annual Fund Operating Expenses	1.9000%	1.9500%	1.9800%	2.0000%	2.0100%	1.8000%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses, not including underlying fund expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for Class C shares.

(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year ant that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares

	If you sell your shares	If you do not sell your shares

Principal Funds, Inc.		RISK/RETURN SUMMARY	39
www.principalfunds.com

Number of years you own your shares
	1	3	5	10	1	3	5	10
Principal LifeTime 2010 Fund
Principal LifeTime 2020 Fund
Principal LifeTime 2030 Fund
Principal LifeTime 2040 Fund
Principal LifeTime 2050 Fund
Principal LifeTime Strategic Income Fund

Class B Shares

		If you sell your shares			If you do not sell your shares
			Number of years you own your shares
	1	3	5	10	1	3	5	10
Principal LifeTime 2020 Fund
Principal LifeTime 2030 Fund
Principal LifeTime 2040 Fund
Principal LifeTime 2050 Fund
Principal LifeTime Strategic Income Fund

Class C Shares

		If you sell your shares			If you do not sell your shares
			Number of years you own your shares
	1	3	5	10	1	3	5	10
Principal LifeTime 2010 Fund
Principal LifeTime 2020 Fund
Principal LifeTime 2030 Fund
Principal LifeTime 2040 Fund
Principal LifeTime 2050 Fund
Principal LifeTime Strategic Income Fund

40	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

EQUITY INCOME FUND

Sub-Advisor(s): Objective:	Edge Asset Management, Inc. (“Edge”) The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

Investor Profile:

The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested for growth and who can accept fluctuations in the value of investments and the risks of investing in REIT securities, below-investment grade bonds, or foreign securities.

Main Strategies and Risks

The Fund invests primarily (normally at least 80% of its net assets (plus any borrowings for investment purposes)) in dividend-paying common stocks and preferred stocks. The Fund will invest in some mid cap stocks. The Fund may invest in fixed-income securities of any maturity, including investment grade corporate bonds, mortgage-backed securities, U.S. government securities, and asset-backed securities. The Fund may also invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called “junk bonds”) (rated BB or lower by S&P or Ba or lower by Moody’s). The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a “when-issued” or “delayed-delivery” basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 20% of its assets in real estate investment trust (“REIT”) securities. The Fund may invest up to 25% of its assets in securities of foreign issuers.

The Fund’s investments may also include convertible securities, repurchase agreements, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

In selecting investments for the Fund, Edge looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in “value” stocks currently selling for less than Edge believes they are worth.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	•	Equity Securities Risk	•	Exchange Rate Risk
• Fixed-Income Securities Risk	•	Foreign Securities Risk	•	High Yield Securities Risk
• Management Risk	•	Market Segment (Large Cap) Risk•		Mid Cap Stock Risk
• Prepayment Risk	•	Real Estate Securities Risk	•	Underlying Fund Risk
• U.S. Government Securities Risk	•	U.S. Government Sponsored	•	Value Stock Risk
Securities Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

Principal Funds, Inc.	RISK/RETURN SUMMARY	41
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Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

10 Years

Class A (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)

Class B

Class C

S&P 500 Index(3)

S&P 500/Citigroup Value Index(3)(4)

Morningstar Large Value Category Average

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 31, 1939.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

(4)	Until December 16, 2005, when Standard & Poor’s changed the name of the index and its calculation methodology, the index was called the S&P 500/Barra Value Index.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class A	Class B	Class C
Management Fees	0.51%	0.51%	0.51%

42	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

12b-1 Fees		0.25	1.00	1.00
Other Expenses		0.08	0.17	0.10
	Total Annual Fund Operating Expenses	0.84%	1.68%	1.61%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class B Class C

Principal Funds, Inc.	RISK/RETURN SUMMARY	43
www.principalfunds.com

DISCIPLINED LARGECAP BLEND FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Main Strategies and Risks

The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Standard & Poor’s (“S&P”) 500 Index (as of December 31, 2008 this range was between approximately $____ billion and $
______
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks.

In selecting securities for investment, the Sub-Advisor, PGI, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below “fair value” for these stocks will result in investment management success. PGI’s investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Active Trading Risk	•	Equity Securities Risk
•	Management Risk	•	Market Segment (Large Cap) Risk
•	Securities Lending Risk	•	Underlying Fund Risk

PGI has been the Fund’s Sub-Advisor since December 30, 2002.

  Growth Stock Risk
  Mid Cap Stock Risk
  Value Stock Risk
44	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Class B Class C S&P 500 Index(3) Morningstar Large Blend Category Average

(1)	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 30, 2002.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Principal Funds, Inc.	RISK/RETURN SUMMARY	45
www.principalfunds.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007		Class A	Class B	Class C(1)
Management Fees		0.56%	0.56%	0.56%
12b-1 Fees		0.25	1.00	1.00
Other Expenses		0.14	0.35	1.42
	Total Annual Fund Operating Expenses	0.95%	1.91%	2.98%
Expense Reimbursement		N/A	N/A	1.16
	Net Expenses	0.95%	1.91%	1.82%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.82% for Class C.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class B Class C

46	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

LARGECAP BLEND FUND I

Sub-Advisor(s): Objective: Investor Profile:

Goldman Sachs Asset Management, L.P. (“GSAM”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in large, established companies.

Main Strategies and Risks

The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2008, the range was between approximately $____ billion and $
______
billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. Up to 25% of Fund assets may be invested in foreign securities.

GSAM seeks to outperform the S&P 500 Index by overweighting stocks that it believes are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Foreign Securities Risk
  Market Segment (Large Cap) Risk
  Underlying Fund Risk
  Equity Securities Risk
  Growth Stock Risk
  Mid Cap Stock Risk
  Value Stock Risk

GSAM became Sub-Advisor to the Fund on December 16, 2002.

  Exchange Rate Risk
  Management Risk
  Securities Lending Risk

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Principal Funds, Inc.	RISK/RETURN SUMMARY	47
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Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Class B Class C S&P 500 Index(3) Morningstar Large Blend Category Average

(1)	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007		Class A	Class B	Class C(1)
Management Fees		0.44%	0.44%	0.44%
12b-1 Fees		0.25	1.00	1.00
Other Expenses		0.42	0.71	7.06
	Total Annual Fund Operating Expenses	1.11%	2.15%	8.50%
Expense Reimbursement		N/A	N/A	6.60
	Net Expenses	1.11%	2.15%	1.90%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.90% for Class C.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares

If you do not sell your shares

48	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Number of years you own your shares

Class A Class B Class C

Principal Funds, Inc.	RISK/RETURN SUMMARY	49
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LARGECAP BLEND FUND II

Sub-Advisor(s): Objective: Investor Profile:

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an actively managed portfolio of common stocks, but who prefer investing in larger, established companies.

Main Strategies and Risks

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of December 31, 2008 this range was between approximately $____ billion and $
_____
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks.

The Fund will generally remain fully invested (less than 5% cash reserves) and will have approximately the same industry weightings as compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The market capitalization of companies in the Fund’s portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index range. In addition, the Fund has the ability to purchase stocks whose market capitalization falls below the range of companies in the S&P 500 Index.

T. Rowe Price uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index. T. Rowe Price generally purchases for the Fund securities issued by companies in the S&P 500 Index, and therefore, its stock selection process will result in the purchase of both growth and value stocks.

A team of T. Rowe Price equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts’ focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.

In pursuing its investment objective, the Fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.

50	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Derivatives Risk	•	Equity Securities Risk
•	Foreign Securities Risk	•	Growth Stock Risk
•	Market Segment (Large Cap) Risk•		Mid Cap Stock Risk
•	Value Stock Risk

  Exchange Rate Risk
  Management Risk
  Securities Lending Risk

T. Rowe Price became Sub-Advisor to the Fund effective March 9, 2004.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Class B Class C S&P 500 Index(3) Morningstar Large Blend Category Average

(1)	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 6, 2000.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Principal Funds, Inc.	RISK/RETURN SUMMARY	51
www.principalfunds.com

(3) Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007		Class A	Class B	Class C(1)
Management Fees		0.74%	0.74%	0.74%
12b-1 Fees		0.25	1.00	1.00
Other Expenses		0.42	0.36	5.45
	Total Annual Fund Operating Expenses(2)	1.41%	2.10%	7.19%
Expense Reimbursement		N/A	N/A	4.99
	Net Expenses	1.41%	2.10%	2.20%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.20% for Class C.

(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class B Class C

52	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

LARGECAP GROWTH FUND

Sub-Advisor(s): Objective: Investor Profile:

Columbus Circle Investors (“CCI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of December 31, 2008 this range was between approximately $____ billion and $
_____
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. To meet its investment objective, the Fund may invest in initial public offerings and up to 25% in foreign securities.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk	•	Exchange Rate Risk
•	Growth Stock Risk	•	Initial Public Offerings Risk
•	Market Segment (Large Cap) Risk•		Mid Cap Stock Risk
•	Underlying Fund Risk

  Foreign Securities Risk
  Management Risk
  Securities Lending Risk

CCI became the Fund’s Sub-Advisor on January 5, 2005.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Principal Funds, Inc.	RISK/RETURN SUMMARY	53
www.principalfunds.com

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes) (after taxes on distributions)(3) (after taxes on distributions and sale of shares)(3) Class B Class C Russell 1000 Growth Index(4) Morningstar Large Growth Category Average

(1)	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) “As Of” transaction that resulted in a gain to the remaining shareholders of the Advisors Preferred Class. Had this gain not been recognized, the total return shown would have been lower.

(3)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(4)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class A(1)	Class B(1)	Class C(1)
Management Fees	0.62%	0.62%	0.62%
12b-1 Fees	0.25	1.00	1.00

54	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Other Expenses		0.34	0.52	0.82
	Total Annual Fund Operating Expenses(2)	1.21%	2.14%	2.44%
Expense Reimbursement		—	—	0.41
	Net Expenses	1.21%	2.14%	2.03%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.28% for Class A, 2.26% for Class B, and 2.03% for Class C shares, respectively.

(2)	Expense information has been restated to reflect current fees. Effective January 16, 2007, the Fund’s management fees were increased.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class B Class C

Principal Funds, Inc.	RISK/RETURN SUMMARY	55
www.principalfunds.com

LARGECAP GROWTH FUND I

Sub-Advisor(s): Objective: Investor Profile:

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies with large market capitalizations that exhibit strong growth and free cash flow potential. These companies are generally characterized as “growth” companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations within the range of companies in the Russell 1000® Growth Index (as of December 31, 2008, this range was between approximately $____ billion and $
_________
billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. The Fund’s investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The market capitalization of companies in the Fund’s portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index range. In addition, the Fund has the ability to purchase stocks whose market capitalization falls below the range of companies in the Russell index.

T. Rowe Price generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.

Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices and foreign currencies.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	•	Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	•	Growth Stock Risk	• Management Risk
• Market Segment (Large Cap) Risk •		Mid Cap Stock Risk	• Securities Lending Risk
• Underlying Fund Risk

T.	Rowe Price became Sub-Advisor to the Fund on August 24, 2004.

56	RISK/RETURN SUMMARYPrincipal Funds, Inc.
[FundPhoneNumber]

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Class B Class C Russell 1000 Growth Index(3) Morningstar Large Growth Category Average

(1)	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 6, 2000.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as of a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class A	Class B	Class C(1)
Management Fees	0.73%	0.73%	0.73%

Principal Funds, Inc.	RISK/RETURN SUMMARY		57
www.principalfunds.com

12b-1 Fees		0.25	1.00	1.00
Other Expenses		0.61	0.77	12.03
	Total Annual Fund Operating Expenses	1.59%	2.50%	13.76%
Expense Reimbursement		N/A	N/A	11.56
	Net Expenses	1.59%	2.50%	2.20%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.20% for Class C.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class B Class C

58	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

LARGECAP GROWTH FUND II

Sub-Advisor(s): Objective: Investor Profile:

American Century Investment Management, Inc. (“American Century”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2008, the range was between approximately $
______
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks.

American Century selects stocks of larger-sized companies it believes will increase in value over time using a growth investment strategy it developed. In implementing this strategy, American Century uses a bottom-up approach to stock selection. This means that American Century makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using its extensive computer database, as well as other primary analytical research tools, American Century tracks financial information for individual companies to identify and evaluate trends in earnings, revenues, and other business fundamentals. Under normal market conditions, the Fund’s portfolio will primarily consist of securities of companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help American Century buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

Although American Century intends to invest the Fund’s assets primarily in U.S. stocks, the Fund may invest up to 25% of its assets in securities of foreign companies.

American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in debt securities, options, preferred stock and equity equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. Futures contracts, a type of derivative security, can help the Fund’s cash assets remain liquid while performing more like stocks.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Exchange Rate Risk
  Management Risk
  Securities Lending Risk
  Derivatives Risk
  Foreign Securities Risk
  Market Segment (Large Cap) Risk
  Underlying Fund Risk
  Equity Securities Risk
  Growth Stock Risk
  Mid Cap Stock Risk

American Century has been the Fund’s Sub-Advisor since December 6, 2000.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Principal Funds, Inc.	RISK/RETURN SUMMARY	59
www.principalfunds.com

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Class C Russell 1000 Growth Index(3) Morningstar Large Growth Category Average

(1)	Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 6, 2000.

(2)	After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007		Class A(1)	Class C(1)
Management Fees		0.94%	0.94%
12b-1 Fees		0.25	1.00
Other Expenses		3.29	15.57
	Total Annual Fund Operating Expenses(2)	4.48%	17.51%

60	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Expense Reimbursement(2)		2.78	15.06
	Net Expenses	1.70%	2.45%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.70% for Class A and 2.45% for Class C shares, respectively.

(2)	Expense information has been restated to reflect current fees. Effective October 31, 2007, the Fund’s management fees were decreased. Certain other of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class C

Principal Funds, Inc.	RISK/RETURN SUMMARY	61
www.principalfunds.com

LARGECAP S&P 500 INDEX FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the S&P 500 Index. PGI attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2008, the market capitalization range of the Index was between approximately $
_____
billion and $
_______
billion. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund will invest in some mid cap stocks. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of “active” investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P 500. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets. PGI may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Equity Securities Risk	• Market Segment (Large Cap) Risk
• Mid Cap Stock Risk	• Securities Lending Risk

NOTE: “Standard & Poor’s 500” and “S&P 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

62	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Class C S&P 500 Index(3) Morningstar Large Blend Category Average

(1)	Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class A	Class C(1)
Management Fees	0.15%	0.15%

Principal Funds, Inc.	RISK/RETURN SUMMARY	63
www.principalfunds.com

12b-1 Fees		0.15	1.00
Other Expenses		0.37	2.50
	Total Annual Fund Operating Expenses(2)	0.67%	3.65%
Expense Reimbursement		N/A	2.35
	Net Expenses	0.67%	1.30%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30% for Class C.

(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class C

64	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

LARGECAP VALUE FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Main Strategies and Risks

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of December 31, 2008 ranged between approximately $
_______
billion and $
_________
billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:

  determination that a stock is selling below its fair market value;
  early recognition of changes in a company’s underlying fundamentals;
  evaluation of the sustainability of fundamental changes; and
  monitoring a stock’s behavior in the market to assess the timeliness of the investment.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Management Risk	• Market Segment (Large Cap) Risk
• Mid Cap Stock Risk	• Securities Lending Risk	• Underlying Fund Risk
• Value Stock Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Principal Funds, Inc.	RISK/RETURN SUMMARY	65
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Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

10 Years

Class A (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Class B Class C Russell 1000 Value Index(3) Morningstar Large Value Category Average

(1)	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007		Class A	Class B	Class C(1)
Management Fees		0.44%	0.44%	0.44%
12b-1 Fees		0.25	1.00	1.00
Other Expenses		0.25	0.57	6.82
	Total Annual Fund Operating Expenses	0.94%	2.01%	8.26%

66	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Expense Reimbursement		N/A	N/A	6.56
	Net Expenses	0.94%	2.01%	1.70%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.70% for Class C.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class B Class C

Principal Funds, Inc.	RISK/RETURN SUMMARY	67
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LARGECAP VALUE FUND III

Sub-Advisor(s):	AllianceBernstein L.P. ("AllianceBernstein") and Westwood Management Corp. ("Westwood")

Objective: Investor Profile:

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Main Strategies and Risks

Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2008, this range was between approximately $____ billion and $
_______
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund will invest in some mid cap stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.

AllianceBernstein invests primarily in undervalued equity securities of companies that it believes offer above-average potential for growth in future earnings. AllianceBernstein employs an investment strategy generally described as "value" investing. The firm seeks securities that exhibit low financial ratios, can be acquired for less than what AllianceBernstein believes is the issuer's intrinsic value, or whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value-oriented investing entails adhering to a strong "sell discipline" that generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value-oriented investments may include securities of companies in cyclical industries during periods when such securities appear to AllianceBernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that AllianceBernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For AllianceBernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

The equity securities in which Westwood invests will be primarily common stocks, but may also include shares of large-cap stocks of exchange-traded funds ("ETFs"), real estate investment trusts ("REITs"), royalty trusts, and master limited partnerships ("MLPs"). Westwood will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies.

Westwood invests in approximately 40-60 securities with attractive valuations. In selecting investments for the Fund, Westwood utilizes a value style of investing in choosing common stocks that it believes are currently undervalued in the market and possess limited downside risk. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt/equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target or a change to a company's fundamentals that negatively impacts the original investment thesis. Westwood will not necessarily sell a security that has depreciated below the Fund's target capitalization range.

Among the Principal risks (defined in Appendix A) of investing in the Fund are:

• Equity Securities Risk	• Exchange Rate Risk	• Exchange-Traded Funds Risk
• Foreign Securities Risk	• Management Risk	• Market Segment (Large Cap) Risk
• Master Limited Partnerships Risk	• Mid Cap Stock Risk	• Real Estate Securities Risk

68	RISK/RETURN SUMMARYPrincipal Funds, Inc.
[FundPhoneNumber]

• Royalty Trust Risk	• Securities Lending Risk	• Underlying Fund Risk
• Value Stock Risk

AllianceBernstein has been the Fund's Sub-Advisor since December 6, 2000. Westwood has been a sub-advisor to the Fund since July 15, 2008.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Class B Class C Russell 1000 Value Index(3) Morningstar Large Value Category Average

(1)	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 6, 2000.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

Principal Funds, Inc.	RISK/RETURN SUMMARY	69
www.principalfunds.com

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007		Class A	Class B	Class C(1)
Management Fees		0.76%	0.76%	0.76%
12b-1 Fees		0.25	1.00	1.00
Other Expenses		0.40	0.42	5.22
	Total Annual Fund Operating Expenses	1.41%	2.18%	6.98%
Expense Reimbursement		N/A	N/A	4.73
	Net Expenses	1.41%	2.18%	2.25%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.25% for Class C.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class B Class C

70	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

WEST COAST EQUITY FUND

Sub-Advisor(s): Objective: Investor Profile:

Edge Asset Management, Inc. (“Edge”)

The Fund seeks to provide long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth, as well as the risks of investing in below-investment grade bonds and real estate investment trust (“REIT”) securities.

Main Strategies and Risks

Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in the common stocks of small, medium, and large capitalization West Coast companies. The Sub-Advisor, Edge, defines West Coast companies to include those with: (i) principal executive offices located in the region, which includes Alaska, California, Oregon and Washington; (ii) over 50% of their work force employed in the region; or (iii) over 50% of their sales within the region. While no individual fund is intended as a complete investment program, this is particularly true of the West Coast Equity Fund which could be adversely impacted by economic trends within this four-state area.

The Fund may invest up to 20% of its assets in both REIT securities and below-investment-grade fixed- income securities (sometimes called “junk bonds”). The Fund may also invest up to 25% of its net assets in securities of foreign issuers.

In selecting investments for the Fund, Edge selects equity securities based upon rigorous fundamental analysis that assesses the quality of each company’s business, earnings growth potential, and stock valuation. Edge seeks to invest in good businesses that are well-managed, hold competitive advantages and that generate high returns on invested capital. Also taken into consideration is the industry in which a company operates, its position in the marketplace and the barriers to entry to prevent further competition. Edge seeks to buy companies at attractive prices compared to their business value.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Equity Securities Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Geographic Concentration Risk	• Growth Stock Risk	• High Yield Securities Risk
• Management Risk	• Mid Cap Stock Risk	• Prepayment Risk
• Real Estate Securities Risk	• Securities Lending Risk	• Small Company Risk
• Underlying Fund Risk	• Value Stock Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Principal Funds, Inc.	RISK/RETURN SUMMARY	71
www.principalfunds.com

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

10 Years

Class A (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Class B Class C Russell 3000 Index(3) Morningstar Mid-Cap Blend Category Average

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 24, 1986.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets.

For the year ended October 31, 2007	Class A	Class B	Class C
Management Fees	0.48%	0.48%	0.48%
12b-1 Fees	0.25	1.00	1.00
Other Expenses	0.10	0.26	0.26
Total Annual Fund Operating Expenses	0.83%	1.74%	1.74%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example

72	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class B Class C

Principal Funds, Inc.	RISK/RETURN SUMMARY	73
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MIDCAP BLEND FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap® Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that superior stock selection is the key to consistent out-performance. PGI seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research.

PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Equity Securities Risk
  Growth Stock Risk
  Market Segment (Mid Cap) Risk
  Value Stock Risk
  Exchange Rate Risk
  Initial Public Offerings Risk
  Mid Cap Stock Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

  Foreign Securities Risk
  Management Risk
  Securities Lending Risk
74	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Class B Class C Russell Midcap Index(3) Morningstar Mid-Cap Blend Category Average

(1)	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class A(1)	Class B(1)	Class C(2)
Management Fees	0.64%	0.64%	0.64%

Principal Funds, Inc.	RISK/RETURN SUMMARY		75
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12b-1 Fees		0.25	1.00	1.00
Other Expenses		0.25	0.40	2.12
	Total Annual Fund Operating Expenses(3)	1.14%	2.04%	3.76%
Expense Reimbursement		0.12	0.72	1.81
	Net Expenses	1.02%	1.32%	1.95%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending June 30, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.02% for Class A shares and 1.32% for Class B shares, respectively.

(2)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.95% for Class C.

(3)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class B Class C

76	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

MIDCAP GROWTH FUND III

Sub-Advisor(s):	Mellon Capital Management Corporation (“Mellon Capital”) and Turner Investment Partners, Inc. (“Turner”)

Objective: Investor Profile:

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the MidCap Growth Fund III's acquisition of the assets of MidCap Growth Fund II. At the time of the acquisition, Jacobs Levy will become an additional sub-advisor to MidCap Growth Fund III. The proposed acquisition will be submitted for shareholder approval at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for April 2009. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders in March 2009.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2008 this range was between approximately $
_____
billion and $
_____
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Turner invests the assets allocated to it in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index.

Turner selects stocks that it believes have strong earnings growth potential. Turner invests assets allocated to it in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions, Turner's portion of the Fund is fully invested.

In the view of Mellon Capital, many medium-sized companies:

  are in fast growing industries,
  offer superior earnings growth potential, and
  are characterized by strong balance sheets and high returns on equity.

Mellon Capital may also hold assets allocated to it in investments in large and small capitalization companies, including emerging and cyclical growth companies.

Mellon Capital uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. Mellon Capital holds securities generally characterized by strong earnings momentum measures and higher expected earnings per share growth.

Principal Funds, Inc.	RISK/RETURN SUMMARY	77
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Mellon Capital's valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell," or "hold." The decision to buy, sell or hold is made by Mellon Capital based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Capital manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Exchange Rate Risk
  Initial Public Offerings Risk
  Mid Cap Stock Risk
  Emerging Market Risk
  Foreign Securities Risk
  Management Risk
  Securities Lending Risk
  Equity Securities Risk
  Growth Stock Risk
  Market Segment (Mid Cap) Risk
  Underlying Fund Risk

Turner has been the Fund’s Sub-Advisor since December 6, 2000. Mellon Capital has been a Sub-Advisor to this Fund since November 21, 2008.

78	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Class B Class C Russell Midcap Growth Index(3) Morningstar Mid-Cap Growth Category Average

(1)	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class A(1)	Class B(1)	Class C(1)
Management Fees	0.99%	0.99%	0.99%
12b-1 Fees	0.25	1.00	1.00

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Other Expenses		0.58	0.62	8.81
	Total Annual Fund Operating Expenses(2)	1.82%	2.61%	10.80%
Expense Reimbursement		0.07	0.11	8.30
	Net Expenses	1.75%	2.50%	2.50%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class A, 2.50% for Class B and 2.50% for Class C shares, respectively.

(2)	Expense information has been restated to reflect current fees. Effective October 31, 2007, the Fund’s management fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class B Class C

80	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

MIDCAP STOCK FUND

Sub-Advisor(s): Objective: Investor Profile:

Edge Asset Management, Inc. (“Edge”)

The Fund seeks to provide long-term capital appreciation.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth and the risk of investing in real estate investment trust (“REIT”) and foreign securities.

Main Strategies and Risks

The Fund invests primarily in common stocks of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap 400 Index, which as of December 31, 2008 ranged between approximately $
________
billion and $
________
billion at the time of purchase). Market capitalization is defined as total current market value of a company’s outstanding common stock.

The Fund may invest up to 20% of its assets in REIT securities. The Fund may invest in fixed-income securities of any maturity, including investment grade corporate bonds and mortgage-backed securities, and may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called “junk bonds”). The Fund may also invest in money market instruments for temporary or defensive purposes.

The Fund may purchase or sell U.S. government securities and collateralized mortgage obligations on a “when-issued” or “delayed-delivery” basis in an aggregate of up to 20% of the market value of its total assets. The Fund may invest up to 25% of its assets in the securities of foreign issuers.

In selecting investments for the Fund, Edge looks for equity investments in companies that have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long run. In determining whether securities should be sold, Edge considers factors such as high valuations relative to other investment opportunities and deteriorating short- or long-term business fundamentals or future growth prospects. The Fund will not necessarily dispose of a security merely because its issuer’s market capitalization is no longer in the range represented by the S&P MidCap 400 Index.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Equity Securities Risk
  Foreign Securities Risk
  Management Risk
  Prepayment Risk
  Underlying Fund Risk
  Exchange Rate Risk
  Growth Stock Risk
  Market Segment (Mid Cap) Risk
  Real Estate Securities Risk
  U.S. Government Securities Risk
  Fixed-Income Securities Risk
  High Yield Securities Risk
  Mid Cap Stock Risk
  Securities Lending Risk
  Value Stock Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Principal Funds, Inc.	RISK/RETURN SUMMARY	81
www.principalfunds.com

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Class B Class C S&P MidCap 400 Index(3) Morningstar Mid-Cap Blend Category Average

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on March 1, 2000.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007		Class A	Class B	Class C
Management Fees		0.75%	0.75%	0.75%
12b-1 Fees		0.25	1.00	1.00
Other Expenses		0.08	0.35	0.43
	Total Annual Fund Operating Expenses	1.08%	2.10%	2.18%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your

82	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class B Class C

Principal Funds, Inc.	RISK/RETURN SUMMARY	83
www.principalfunds.com

MIDCAP VALUE FUND I

Sub-Advisor(s):	Goldman Sachs Asset Management, L.P. (“GSAM”) and Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”)

Objective: Investor Profile:	The Fund seeks long-term growth of capital. The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

Main Strategies and Risks

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of December 31, 2008, the range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

GSAM selects stocks using a value oriented investment approach. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company’s long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM’s view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company’s financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

LA Capital employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm’s proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security’s exposure and the Model’s expected return for each factor.

The portion of the Fund’s assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell MidCap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm’s Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Emerging Markets Risk
  Foreign Securities Risk
  Mid Cap Stock Risk
  Underlying Fund Risk
  Equity Securities Risk
  Management Risk
  Real Estate Securities Risk
  Value Stock Risk
  Exchange Rate Risk
  Market Segment (Mid Cap) Risk
  Securities Lending Risk

GSAM has been the Fund’s Sub-Advisor since December 29, 2003. LA Capital was added as an additional Sub-Advisor on October 3, 2005.

84	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

bar chart will contain the following data:

2004	25.26%
2005	12.11%
2006	15.41%
2007	2.12%

Highest return for a quarter during the period of the bar chart above:	Q4 ‘04	12.72%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘07	-3.35%

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2007		1 Year	Life of Fund
Class A (before taxes)		2.12	13.37
(after taxes on distributions)(2)		-0.15	11.85
(after taxes on distributions and sale of shares)(2)		3.35	11.21
Class B		-3.17	12.18
Class C		0.45	12.53

Russell MidCap Value Index(3) Morningstar Mid-Cap Value Category Average

(1)	Class A, B, and C shares commenced operations on March 1, 2009. The returns for Class A, B, and C shares, for the periods prior to this date, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 29,2003.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Principal Funds, Inc.	RISK/RETURN SUMMARY	85
www.principalfunds.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Estimated for the year ended October 31, 2009		Class A(1)	Class B(1)	Class C(1)
Management Fees		0.99%	0.99%	0.99%
12b-1 Fees		0.25	1.00	1.00
Other Expenses		0.66	1.78	1.61
	Total Annual Fund Operating Expenses	1.90%	3.77%	3.60%
Expense Reimbursement		0.55	1.67	1.50
	Net Expenses	1.35%	2.10%	2.10%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending October 31, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.35% for Class A, 2.10% for Class B, and 2.10% for Class C shares, respectively.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares		If you do not sell your shares
		Number of years you own your shares
	1	10	1	3
Class A	$680	$1,064	$680	$1,064
Class B	713	1,398	213	998
Class C	313	964	213	964

86	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

MIDCAP VALUE FUND II

Sub-Advisor(s): Objective: Investor Profile:

Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the MidCap Value Fund I's acquisition of the assets of MidCap Value Fund II. This proposal does not necessitate a shareholder vote; however, additional information regarding the proposal will be provided to shareholders of the MidCap Value Fund II.

Main Strategies and Risks

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap® Value Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. Companies may range from the well-established and well-known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

Jacobs Levy selects stocks by using a value oriented investment approach and using proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as “disentangling.” The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.

Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Exchange Traded Funds Risk
  Market Segment (Mid Cap) Risk
  Securities Lending Risk
  Equity Securities Risk
  Foreign Securities Risk
  Mid Cap Stock Risk
  Value Stock Risk

Jacobs Levy has been a sub-advisor to the Fund since June 30, 2006.

  Exchange Rate Risk
  Management Risk
  Real Estate Securities Risk

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Principal Funds, Inc.	RISK/RETURN SUMMARY	87
www.principalfunds.com

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Class B Class C Russell MidCap Value Index(3) Morningstar Mid-Cap Value Category Average

(1)	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 6, 2000.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

88	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007		Class A(1)	Class B(1)	Class C(1)
Management Fees		0.99%	0.99%	0.99%
12b-1 Fees		0.25	1.00	1.00
Other Expenses		0.49	1.25	5.64
	Total Annual Fund Operating Expenses(2)	1.73%	3.24%	7.63%
Expense Reimbursement		—	0.74	5.13
	Net Expenses	1.73%	2.50%	2.50%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class A, 2.50% for Class B, and 2.50% for Class C shares, respectively.

(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class B Class C

Principal Funds, Inc.	RISK/RETURN SUMMARY	89
www.principalfunds.com

REAL ESTATE SECURITIES FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Real Estate Investors, LLC (“Principal-REI”)

The Fund seeks to generate a total return.

The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund’s investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest in smaller capitalization companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Real estate investment trusts (“REITs”) are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:

  equity REITs, which primarily own property and generate revenue from rental income;
  mortgage REITs, which invest in real estate mortgages; and
  hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

In selecting securities for the Fund, the Sub-Advisor, Principal-REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies. The Fund is “non-diversified,” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Derivatives Risk
  Foreign Securities Risk
  Mid Cap Stock Risk
  Sector Risk
  Underlying Fund Risk
  Equity Securities Risk
  Initial Public Offerings Risk
  Non-Diversification Risk
  Securities Lending Risk
  Exchange Rate Risk
  Management Risk
  Real Estate Securities Risk
  Small Company Risk

Principal-REI has been the Fund’s Sub-Advisor since December 6, 2000.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

90	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Class B Class C MSCI US REIT Index(3) Morningstar Specialty - Real Estate Category Average

(1)	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007		Class A(1)	Class B(1)	Class C(1)
Management Fees		0.83%	0.83%	0.83%
12b-1 Fees		0.25	1.00	1.00
Other Expenses		0.35	0.40	0.50
	Total Annual Fund Operating Expenses	1.43%	2.23%	2.33%
Expense Reimbursement		0.15	0.15	0.35

Principal Funds, Inc.		RISK/RETURN SUMMARY			91
www.principalfunds.com

Net Expenses	1.28%	2.08%	1.98%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.28% for Class A, 2.08% for Class B, and 1.98% for Class C shares, respectively.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class B Class C

92	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

SMALLCAP BLEND FUND (Closed to new investors as of September 1, 2007)

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

PGI may purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Equity Securities Risk
  Growth Stock Risk
  Market Segment (Small Cap) Risk
  Value Stock Risk
  Exchange Rate Risk
  Initial Public Offerings Risk
  Securities Lending Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

  Foreign Securities Risk
  Management Risk
  Small Company Risk

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Principal Funds, Inc.	RISK/RETURN SUMMARY	93
www.principalfunds.com

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Class B Class C Russell 2000 Index(3) Morningstar Small Blend Category Average

(1)	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007		Class A	Class B	Class C(1)
Management Fees		0.75%	0.75%	0.75%
12b-1 Fees		0.25	1.00	1.00
Other Expenses		0.44	0.52	3.38
	Total Annual Fund Operating Expenses(2)	1.44%	2.27%	5.13%

94	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Expense Reimbursement		N/A	N/A	2.93
	Net Expenses	1.44%	2.27%	2.20%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.20% for Class C shares.

(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class B Class C

Principal Funds, Inc.	RISK/RETURN SUMMARY	95
www.principalfunds.com

SMALLCAP GROWTH FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of December 31, 2008, the range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

The Fund may invest in foreign securities, including securities of companies that are located or do business in emerging markets, and in initial public offerings.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Emerging Market Risk	•	Equity Securities Risk
•	Foreign Securities Risk	•	Growth Stock Risk
•	Management Risk	•	Market Segment (Small Cap) Risk
•	Small Company Risk	•	Underlying Fund Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

  Exchange Rate Risk
  Initial Public Offerings Risk
  Securities Lending Risk

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

96	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Class B Class C Russell 2000 Growth Index(3) Morningstar Small Growth Category Average

(1)	Class A, B, and C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares.

Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses(1)

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007		Class A	Class B(1)	Class C(1)
Management Fees		0.75%	0.75%	0.75%
12b-1 Fees		0.25	1.00	1.00
Other Expenses		0.19	0.79	2.89
	Total Annual Fund Operating Expenses	1.19%	2.54%	4.64%

Principal Funds, Inc.		RISK/RETURN SUMMARY			97
www.principalfunds.com

Expenses Reimbursement		N/A	—	2.43
	Net Expenses	1.19%	2.54%	2.21%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.57% for Class B and 2.21% for Class C shares, respectively.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class B Class C

98	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

SMALLCAP GROWTH FUND II

Sub-Advisor(s):	UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), Emerald Advisers, Inc. (“Emerald”), and Essex Investment Management Company, LLC (“Essex”)

Objective: Investor Profile:

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum, and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.

UBS Global AM may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.

Essex selects stocks of companies that are exhibiting improving business fundamentals and that Essex believes are undervalued relative to each company’s future growth potential. Ordinarily, the Fund will invest in companies from all sectors of the market based on Essex’s fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Essex uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential. Ordinarily, the Fund will sell a stock if the business fundamentals demonstrate a significant deterioration, or if the valuation is no longer attractive relative to Essex’s long-term growth expectations.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Growth Stock Risk	• Initial Public Offerings Risk

Principal Funds, Inc.		RISK/RETURN SUMMARY	99
www.principalfunds.com

• Management Risk	• Market Segment (Small Cap) Risk •	Securities Lending Risk
• Small Company Risk

UBS Global AM became the Fund’s Sub-Advisor on April 22, 2002. Emerald was added as an additional Sub-Advisor on September 1, 2004. Essex was added as an additional Sub-Advisor on June 30, 2006.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Class B Class C Russell 2000 Growth Index(3) Morningstar Small Growth Category Average

(1)	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 6, 2000.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

100	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

For the year ended October 31, 2007	Class A(1)	Class B(1)	Class C(1)
Management Fees	0.99%	0.99%	0.99%
12b-1 Fees	0.25	1.00	1.00
Other Expenses	0.82	0.78	19.85
Total Annual Fund Operating Expenses(2)	2.06%	2.77%	21.84%
Expense Reimbursement	0.11	0.07	19.14
Net Expenses	1.95%	2.70%	2.70%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.95% for Class A, 2.70% for Class B, and 2.70% for Class C shares, respectively.

(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class B Class C

Principal Funds, Inc.	RISK/RETURN SUMMARY	101
www.principalfunds.com

SMALLCAP VALUE FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

The Fund may invest in initial public offerings.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Foreign Securities Risk
  Market Segment (Small Cap) Risk
  Small Company Risk
  Equity Securities Risk
  Initial Public Offerings Risk
  Real Estate Securities Risk
  Underlying Fund Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

  Exchange Rate Risk
  Management Risk
  Securities Lending Risk
  Value Stock Risk

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

102	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Class B Class C Russell 2000 Value Index(3) Morningstar Small Value Category Average

(1)	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class A	Class B	Class C(1)
Management Fees	0.75%	0.75%	0.75%
12b-1 Fees	0.25	1.00	1.00
Other Expenses	0.46	0.90	1.10
	Total Annual Fund Operating Expenses 1.46%	2.65%	2.85%
Expense Reimbursement	0.11	0.36	0.77

Principal Funds, Inc.	RISK/RETURN SUMMARY			103
www.principalfunds.com

Net Expenses	1.35%	2.29%	2.08%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.35% for Class A, 2.29% for Class B, and 2.08% for Class C shares, respectively.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
			Number of years you own your shares
	1	3	5	10	1	3	5	10
Class A
Class B
Class C

104	RISK/RETURN SUMMARYPrincipal Funds, Inc.
[FundPhoneNumber]

DIVERSIFIED INTERNATIONAL FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in foreign securities, which are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Primary consideration is given to securities of corporations of Western Europe, Canada, Australia, New Zealand, and the Pacific Islands. Changes in investments are made as prospects change for particular countries, industries or companies. The Fund may invest in smaller capitalization companies.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its net assets (plus any borrowings for investment purposes) invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

In choosing investments for the Fund, PGI pays particular attention to the long-term earnings prospects of the various companies under consideration. PGI then weighs those prospects relative to the price of the security.

The Fund may actively trade securities in an attempt to achieve its investment objective. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Emerging Market Risk
• Equity Securities Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Management Risk	• Mid Cap Stock Risk	• Securities Lending Risk
• Small Company Risk	• Underlying Fund Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

Principal Funds, Inc.		RISK/RETURN SUMMARY	105
www.principalfunds.com

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)

Class B

Class C

Citigroup BMI Global ex-US Index(3)

MSCI ACWI Ex-US Index(3)(4)

Morningstar Foreign Large Blend Category Average

(1)	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

(4)	This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

106	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class A	Class B	Class C(1)
Management Fees	0.87%	0.87%	0.87%
12b-1 Fees	0.25	1.00	1.00
Other Expenses	0.26	0.39	0.44
Total Annual Fund Operating Expenses	1.38%	2.26%	2.31%
Expense Reimbursement	N/A	N/A	0.23
Net Expenses	1.38%	2.26%	2.08%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.08% for Class C shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class B Class C

Principal Funds, Inc.	RISK/RETURN SUMMARY	107
www.principalfunds.com

GLOBAL DIVERSIFIED INCOME FUND

Sub-Advisor(s):	Principal Global Investors, LLC, ("PGI”), Principal Real Estate Investors, LLC (“Principal- REI"), and Spectrum Asset Management, Inc. ("Spectrum”)

Objective:	The Fund seeks consistent cash income through a diversified, yield-focused investment strategy.

Investor Profile:

The Fund may be an appropriate investment for investors seeking high cash returns, who are willing to accept the risk associated with investing in equities and below-investment- grade fixed income securities.

Main Strategies and Risks

The Fund will invest a majority of its assets in fixed income asset classes, such as high yield bonds, preferred stocks, and emerging market debt securities, to provide incremental yields over a portfolio of government securities. In addition, the Fund will invest in equity securities of global companies principally engaged in the real estate industry and value equities of global companies to provide dividend yields and diversify fixed income-related risks in the Fund. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering the best risk-adjusted yields within their respective asset class.

Approximately 35% of the Fund's assets will be invested in high yield and other income-producing securities including corporate bonds, corporate loan participations and assignments, convertible securities, credit default swaps, and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. The "high yield" securities in which the Fund invests are commonly known as "junk bonds" which are rated Ba or lower by Moody's Investor Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Rating Service ("S&P"). These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal. It is expected that this portion of the Fund will have a weighted average quality rating of Ba3 as measured by Moody's or BB- by S&P. The average duration will be 2-3 years. PGI will manage this portion of the Fund.

Approximately 20% of the Fund's assets will be invested in equity securities of global companies principally engaged in the real estate industry ("real estate companies"). A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts (“REITs”), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies. This portion of the Fund may invest in smaller capitalization companies. Principal-REI will manage this portion of the Fund.

Approximately 20% of the Fund's assets will be invested in preferred securities of U.S. companies primarily rated BBB or higher by S&P or Baa by Moody's or, if unrated, of comparable quality in the opinion of the Sub-Advisor. This portion of the Fund focuses primarily on the financial services, REITs, and utility industries. The rest of this portion of the Fund's assets may be invested in common stocks, debt securities, credit default swaps, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Spectrum will manage this portion of the Fund.

Approximately 15% of the Fund's assets will be invested in a diversified portfolio of value equity securities of companies located or operating in developed countries (including the United States) and emerging markets of the world to provide dividend yields. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States. PGI will manage this portion of the Fund.

Approximately 10% of the Fund's assets will be invested in a diversified portfolio of bond issues issued primarily by governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets in Europe, Latin America, Asia, and the Middle East. The target duration for the portfolio will be 2-3 years. The targeted credit quality range will be Baa2 to B3 as

108	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

measured by Moody's or BBB to B- by S&P. Securities denominated in local currency will be limited to 50% of the portfolio in aggregate, and, typically, non-dollar currency exposure will not be hedged. PGI will manage this portion of the Fund.

Among the principal risks (as defined in Appendix A) of investing in the Fund are:

  Derivatives Risk
  Exchange Rate Risk
  High Yield Securities Risk
  Real Estate Securities Risk
  Emerging Market Risk
  Fixed-Income Risk
  Management Risk
  Securities Lending Risk
  Equity Securities Risk
  Foreign Securities Risk
  Portfolio Duration Risk
  Value Stock Risk

The Fund is actively managed primarily against the Barclays Capital U.S. Corporate High Yield - 2% Issuer Capped Index. Other indices are shown.

The Barclays Capital U.S. Corporate High Yield - 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated. The index limits the maximum exposure to any one issuer to 2%.

The Morgan Stanley Capital International (MSCI) World Value Index is a free float-adjusted market capitalization index that represents the value segment in global developed market equity performance.

The FTSE-EPRA (European Public Real Estate Association)-NAREIT (National Association of Real Estate Investment Trusts) Global Real Estate Securities Index is designed to track the performance of real estate companies and REITS worldwide.

The Merrill Lynch Fixed Rate Preferred Securities Index tracks the performance of fixed rate US dollar denominated preferred securities issued in the US domestic market.

The JPMorgan Emerging Markets Bond Index (EMBI) Global includes U.S. dollar denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities. The EMBI Global is a market-capitalization-weighted index.

Morningstar World Allocation Category. World-allocation portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these portfolios do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe.

Because of the Fund’s inception date is December 15, 2008, historical performance information is not available.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Estimated for the year ended October 31, 2009		Class A(1)	Class C(1)
Management Fees		0.80%	0.80%
12b-1 Fees		0.25	1.00
Other Expenses		0.45	0.51
	Total Annual Fund Operating Expenses	1.50%	2.31%
Expense Reimbursement		0.25	0.31
	Net Expenses	1.25%	2.00%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% and 2.00% for Class A and Class C shares, respectively.

Principal Funds, Inc.	RISK/RETURN SUMMARY	109
www.principalfunds.com

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares	If you do not sell your shares
Number of years you own your shares

	1	3	1	3
Class A	$498	$804	$498	$804
Class C	303	687	203	687

110	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

GLOBAL REAL ESTATE SECURITIES FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Real Estate Investors, LLC (“Principal - REI”)

The Fund seeks to generate a total return.

The Fund may be an appropriate investment for investors who seek a total return, want to invest in U.S. and non-U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry (“real estate companies”). For purposes of the Fund’s investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Other real estate companies include those whose products and services relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund may invest in smaller capitalization companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Real estate investment trusts (“REITs”) are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs, are characterized as:

  Equity REITs, which primarily own property and generate revenue from rental income;
  Mortgage REITs, which invest in real estate mortgages; and
  Hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are significantly different than the U.S. or may not have adopted a REIT like structure at all. The Fund may invest a significant percentage of its portfolio in REITs and foreign REIT-like entities.

The Fund is “non-diversified” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. The Fund will typically have investments located in a number of different countries, which may include the U.S. The Fund may invest in companies located in countries with emerging securities markets.

The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and other purposes. The Fund may also enter into currency forwards or futures contracts and related options for the purpose of currency hedging and other purposes.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Emerging Market Risk
• Equity Securities Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Initial Public Offerings Risk	• Management Risk	• Mid Cap Stock Risk
• Real Estate Securities Risk	• Sector Risk	• Securities Lending Risk
• Small Company Risk

Principal Funds, Inc.		RISK/RETURN SUMMARY	111
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Principal-REI has been the Fund’s Sub-Advisor since the Fund’s inception.
Performance
Average Annual Total Returns (%) (with Maximum Sales Charge)(1)
For the periods ended December 31, 2008	Life of Fund
Class A (before taxes)	-17.00(2)
(after taxes on distributions)(3)	-17.30(2)
(after taxes on distributions and sale of shares)(3)	-11.05(2)
Class C	-13.31
FTSE-EPRA-NAREIT Global Real Estate Securities Index(4)	-11.93
Morningstar Specialty — Real Estate Category Average	-12.14

(1)	Class A and C shares commenced operations on October 1, 2007.

(2)	During 2008, the Fund processed a significant (relative to the Class) “As Of” transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund’s shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

(3)	After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangement such as 401(k) plans or individual retirement accounts.

(4)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary — Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Estimated for the period ended October 31, 2007		Class A(1)	Class C(1)
Management Fees		0.90%	0.90%
12b-1 Fees		0.25	1.00
Other Expenses		2.67	2.94
	Total Annual Fund Operating Expenses	3.82%	4.84%
Expense Reimbursement		2.37	2.64
	Net Expenses	1.45%	2.20%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A and 2.20% for Class C shares, respectively.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares

If you do not sell your shares

Number of years you own your shares

112	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Class A

Class C

Principal Funds, Inc.	RISK/RETURN SUMMARY	113
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INTERNATIONAL GROWTH FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks

The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. The Fund invests in securities of companies that meet all of the following criteria:

  the company’s principal place of business or principal offices outside the U.S.;
  the company’s principal securities trading market is outside the U.S.; and
  the company, regardless of where its securities are traded, that derives 50% or more of its total revenue from either goods or services produced or sales made outside the U.S.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Foreign Securities Risk
  Market Segment (Large Cap) Risk
  Small Company Risk
  Equity Securities Risk
  Growth Stock Risk
  Mid Cap Stock Risk
  Underlying Fund Risk

PGI became the Sub-Advisor to the Fund on November 1, 2002.

  Exchange Rate Risk
  Management Risk
  Securities Lending Risk

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

114	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(with maximum sales charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)

Class C

CITI World Ex-US BMI Growth Index(3)

MSCI World Ex-US Growth Index(3)(4)

Morningstar Foreign Large Growth Category Average

(1)	Class A and Class C shares commenced operations on October 1, 2007. The returns for Class A and C shares, for the periods prior to October 1, 2008, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Institutional Class shares were first sold on December 6, 2000.

(2)	After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

(4)	This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class A(1)	Class C(1)
Management Fees	0.97%	0.97%
12b-1 Fees	0.25	1.00
Other Expenses	20.74	30.45(3)

Principal Funds, Inc.	RISK/RETURN SUMMARY		115
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	Total Annual Fund Operating Expenses	21.96%(2)	32.42%
Expense Reimbursement		20.36	30.07
	Net Expenses	1.60%	2.35%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.60% for Class A and 2.35% for Class C shares, respectively.

(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

(3)	Other expenses have been restated to reflect estimated ongoing expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class C

116	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

INTERNATIONAL EMERGING MARKETS FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks

The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. Under normal conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) are invested in emerging market country equity securities. For this Fund, the term “emerging market country” means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. PGI focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark. The Fund may invest assets in smaller or mid capitalization companies.

The Fund invests in foreign securities, which are:

  companies with their principal place of business or principal office in emerging market countries or companies for which their principal securities trading market is an emerging market country.

The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may actively trade securities in an attempt to achieve its investment objective.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Active Trading Risk	•	Derivatives Risk
•	Equity Securities Risk	•	Exchange Rate Risk
•	Management Risk	•	Mid Cap Stock Risk
•	Small Company Risk	•	Underlying Fund Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

  Emerging Market Risk
  Foreign Securities Risk
  Securities Lending Risk
Principal Funds, Inc.	RISK/RETURN SUMMARY	117
www.principalfunds.com

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)

Class B

Class C

MSCI Emerging Markets Free NDTR Index(3)

Morningstar Diversified Emerging Markets Category Average

(1)	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class A	Class B	Class C(1)
Management Fees	1.19%	1.19%	1.19%
12b-1 Fees	0.25	1.00	1.00

118	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Other Expenses		0.40	0.53	1.24
	Total Annual Fund Operating Expenses(2)	1.84%	2.72%	3.43%
Expense Reimbursement		N/A	N/A	0.63
	Net Expenses	1.84%	2.72%	2.80%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.80% for Class C shares.

(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class B Class C

Principal Funds, Inc.	RISK/RETURN SUMMARY	119
www.principalfunds.com

BOND & MORTGAGE SECURITIES FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”) The Fund seeks to provide current income.

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor’s Rating Service (“S&P”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”). The Fund considers the term “bond” to mean any debt security. Under normal circumstances, the Fund invests in:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  mortgage-backed securities representing an interest in a pool of mortgage loans;
  debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody’s or, if not rated, in the opinion of PGI of comparable quality; and
  securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund’s assets may be invested in:

  common and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
  securities rated less than the four highest grades of S&P or Moody’s (i.e. less than investment grade (commonly known as “junk bonds”)) but not lower than CCC-(S&P) or Caa3 (Moody’s).

The Fund may also lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may actively trade securities in an attempt to achieve its investment objective.

During the fiscal year ended October 31, 2007, the average ratings of the Fund’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

65.64% in securities rated Aaa	13.10% in securities rated Baa		0.22% in securities rated Caa
4.50% in securities rated Aa	4.40% in securities rated Ba		0.07% in securities rated Ca
7.94% in securities rated A	4.12% in securities rated B		0.01% in securities rated C

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	•	Eurodollar and Yankee Obligations
• Fixed-Income Securities Risk	• Foreign Securities Risk		Risk
• High Yield Securities Risk	• Management Risk	•	Municipal Securities Risk
• Portfolio Duration Risk	• Prepayment Risk	•	Real Estate Securities Risk
• Securities Lending Risk	• Underlying Fund Risk	•	U.S. Government Securities Risk
• U.S. Government Sponsored
Securities Risk

120	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)

Class B

Class C

Barclays Capital Aggregate Bond Index(3)

Morningstar Intermediate-Term Bond Category Average

(1)	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class	Class	Class
	A(1)	B(1)	C(2)

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Management Fees		0.52%	0.52%	0.52%
12b-1 Fees		0.25	1.00	1.00
Other Expenses		0.29	0.55	2.93
	Total Annual Fund Operating Expenses	1.06%	2.07%	4.45%
Expense Reimbursement		0.12	0.47	2.70
	Net Expenses	0.94%	1.60%	1.75%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending June 30, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.94% for Class A and 1.60% for Class B shares, respectively.

(2)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class C shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
			Number of years you own your
			shares
	1	3	5	10	1	3	5	10
Class A
Class B
Class C

122	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

CALIFORNIA MUNICIPAL FUND

Sub-Advisor(s): Objective:

Van Kampen Asset Management (“Van Kampen”)

The Fund seeks to provide as high a level of current income that is exempt from federal and California state personal income tax as is consistent with prudent investment management and preservation of capital.

Investor Profile:

The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their investment.

Main Strategies and Risks

The Fund invests primarily in intermediate- and long-term California municipal obligations (municipal obligations that generate interest which is exempt from California State personal income tax). As a matter of fundamental policy, the Fund, under normal market conditions, invests at least 80% of its assets in these obligations. These obligations may include bonds that generate interest payments that are subject to the alternative minimum tax.

The Fund will invest primarily in investment-grade municipal obligations. The Fund may also invest in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations. The Fund may also engage in swap agreements.

The Fund is “non-diversified,” which means it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

The Fund may, under normal circumstances, invest up to 20% of its assets in:

  municipal obligations that are not exempt from California personal income tax;
  short-term municipal obligations;
  taxable cash equivalents, including short-term U.S. government securities, certificates of deposit and bankers’ acceptances, commercial paper rated Prime-1 by Moody’s or A-1+ or A-1 by S&P, or equivalent rating by Fitch, and repurchase agreements (collectively “short-term instruments”); and
  securities of unaffiliated money market mutual funds (subject to limitations prescribed by applicable law).

The Fund may, for temporary defensive purposes, invest in these securities without limitation, which may produce income that is not exempt from federal income taxes or California personal income tax.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Derivatives Risk	•	Fixed-Income Securities Risk
•	Management Risk	•	Municipal Securities Risk
•	Portfolio Duration Risk

Van Kampen has been sub-advisor to the fund since inception.

  Geographic Concentration Risk
  Non-Diversification Risk
Principal Funds, Inc.	RISK/RETURN SUMMARY	123
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Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

10 Years

Class A (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)

Class B

Class C

Barclays Capital Municipal Bond Index(3)

Morningstar Muni California Long Category Average

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1989. The predecessor fund’s performance between 1996 and 1999 benefited from the agreement of Edge and its affiliates to limit the Fund’s expenses.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

(3)	Index performance information reflects no deduction for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets.

For the year ended October 31, 2007	Class A	Class B	Class C
Management Fees	0.50%	0.50%	0.50%
12b-1 Fees	0.25	1.00	1.00

124	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Other Expenses*		0.43	0.42	0.99
	Total Annual Fund Operating Expenses	1.18%	1.92%	2.49%
*Other Expenses include: Interest Expenses		0.36%	0.36%	0.36%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

If you sell your shares

If you do not sell your shares

Number of years you own your shares

1 3

5 10

1 3

5 10

Class A Class B Class C

Principal Funds, Inc.	RISK/RETURN SUMMARY	125
www.principalfunds.com

GOVERNMENT & HIGH QUALITY BOND FUND ** IT IS ANTICIPATED THAT THIS FUND WILL BE MERGED AWAY PRIOR TO 3/1/09.**

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”) The Fund seeks to provide current income.

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its net assets, plus any borrowings for investment purposes) in securities that are AAA rated or issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor’s Corporation or Aaa by Moody’s Investor Services, Inc. or, if unrated, determined by PGI to be of equivalent quality.

PGI seeks undervalued securities that represent good long-term investment opportunities. Securities may be sold when PGI believes they no longer represent good long-term value.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Management Risk
  Securities Lending Risk
•	Derivatives Risk	•	Fixed-Income Securities Risk
•	Portfolio Duration Risk	•	Prepayment Risk
•	U.S. Government Securities Risk	•	U.S. Government Sponsored
Securities Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

126	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)

Class B

Class C

Barclays Capital Government/Mortgage Index(3)

Morningstar Intermediate Government Category Average

(1)	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class A	Class B	Class C(1)
Management Fees	0.40%	0.40%	0.40%
12b-1 Fees	0.25	1.00	1.00
Other Expenses	0.24	0.39	5.39
	Total Annual Fund Operating Expenses(2) 0.89%	1.79%	6.79%

Principal Funds, Inc.	RISK/RETURN SUMMARY		127
www.principalfunds.com

Expense Reimbursement		N/A	N/A	5.14
	Net Expenses	0.89%	1.79%	1.65%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.65% for Class C shares.

(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

If you sell your shares

If you do not sell your shares

Number of years you own your shares

1 3

5 10 1

3 5

10

Class A Class B Class C

128	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

HIGH YIELD FUND Sub-Advisor(s): Objective: Investor Profile:

Edge Asset Management, Inc. (“Edge”)

The Fund seeks to provide a relatively high level of current income.

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in “junk bonds,” foreign securities and emerging markets.

Main Strategies and Risks

The Fund invests primarily in high-yield, high-risk, below-investment grade fixed-income securities (sometimes called “junk bonds”), which may include foreign investments. The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed-income securities (including convertible securities and preferred stocks) rated BB or lower by S&P or Fitch or rated Ba or lower by Moody’s or of equivalent quality as determined by Edge. The remainder of the Fund’s assets may be invested in any other securities Edge believes are consistent with the Fund’s objective, including higher rated fixed-income securities, common stocks, real estate investment trusts and other equity securities. The Fund may also invest in securities of foreign issuers, including those located in developing or emerging countries, and engage in hedging strategies involving options. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. The Fund may use futures, options, swaps and derivative instruments to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates.

During the fiscal year ended October 31, 2008, the average ratings of the Fund’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

in securities rated Aaa	in securities rated Baa	in securities rated Caa
in securities rated Aa	in securities rated Ba	in securities rated Ca
in securities rated A	in securities rated B	in securities rated C

The above percentages for Aaa, Aa, Baa, Ba, B, Caa, and Ca rated securities include unrated securities in the amount of
______________________________
and
______
respectively, which have been determined by Edge to be of comparable quality.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Emerging Market Risk	• Equity Securities Risk
• Exchange Rate Risk	• Fixed-Income Securities Risk	• Foreign Securities Risk
• High Yield Securities Risk	• Management Risk	• Portfolio Duration Risk
• Real Estate Securities Risk	• Securities Lending Risk	• Small Company Risk
• Underlying Fund Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Principal Funds, Inc.	RISK/RETURN SUMMARY	129
www.principalfunds.com

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

LIfe of Fund

Class A (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)

Class B

Class C

Citigroup US High-Yield Market Capped Index(3)

Morningstar High Yield Bond Category Average

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on April 8, 1998. The predecessor fund’s performance between 1998 and 1999 benefited from the agreement of Edge and its affiliates to limit the Fund’s expenses.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance information reflects no deduction for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets.

For the year ended October 31, 2007		Class A	Class B	Class C
Management Fees		0.52%	0.52%	0.52%
12b-1 Fees		0.25	1.00	1.00
Other Expenses		0.08	0.16	0.11
	Total Annual Fund Operating Expenses	0.85%	1.68%	1.63%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your

130	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class B Class C

Principal Funds, Inc.	RISK/RETURN SUMMARY	131
www.principalfunds.com

INCOME FUND Sub-Advisor(s): Objective:	Edge Asset Management, Inc. (“Edge”) The Fund seeks to provide a high level of current income consistent with preservation of capital.

Investor Profile:

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in “junk bonds,” foreign securities, and REIT securities.

Main Strategies and Risks

Under normal circumstances, the Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called “junk bonds”). The Fund may also invest in convertible securities, preferred securities, and real estate investment trust (“REIT”) securities.

The Fund may also invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging or non-hedging purposes and may purchase and sell currencies on a spot (i.e. cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts. The Fund may enter into dollar roll transactions, which may involve leverage and purchase and sell interest rate futures and options.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. The Fund may use futures, options, swaps and derivative instruments to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk.

During the fiscal year ended October 31, 2008, the average rating of the Fund’s assets, based on market value at each month-end, were as follows (all rating are by Moody’s):

36.24% in securities rated Aaa 7.64% in securities rated Aa 6.67% in securities rated A

32.57% in securities rated Baa 4.27% in securities rated Ba 8.37% in securities rated B

3.82% in securities rated Caa 0.08% in securities rated Ca 0.34% in securities rated C

The above percentages for Aaa, Baa, Ba, B, and Caa rated securities include unrated securities in the amount of 8.99%, 0.03%, 0.04%, 0.11%, and 0.60% respectively, which have been determined by Edge to be of comparable quality.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Derivatives Risk
  Fixed-Income Securities Risk
  Management Risk
  Real Estate Securities Risk
  U.S. Government Securities Risk
  Emerging Market Risk
  Foreign Securities Risk
  Portfolio Duration Risk
  Securities Lending Risk
  U.S. Government Sponsored Securities Risk
  Exchange Rate Risk
  High Yield Securities Risk
  Prepayment Risk
  Underlying Fund Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

132	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

10 Years

Class A (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)

Class B

Class C

Citigroup Broad Investment-Grade Bond Index(3)

Morningstar Intermediate-Term Bond Category Average

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on December 15, 1975. The predecessor portfolio’s performance in 1999 benefited from the agreement of Edge and its affiliates to limit the portfolio’s expenses.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets.

For the year ended October 31, 2007	Class A(1)	Class B(1)	Class C(1)
Management Fees	0.50%	0.50%	0.50%
12b-1 Fees	0.25	1.00	1.00
Other Expenses	0.15	0.16	0.34
	Total Annual Fund Operating Expenses 0.90%	1.66%	1.84%

Principal Funds, Inc.	RISK/RETURN SUMMARY		133
www.principalfunds.com

Expense Reimbursement		—	0.02	0.19
	Net Expenses	0.90%	1.64%	1.65%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class A, 1.64% for Class B, and 1.65% for Class C shares, respectively.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class B Class C

134	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

INFLATION PROTECTION FUND

Sub-Advisor(s): Objective: Investor Profile:

BlackRock Financial Management, Inc. ("BlackRock")

The Fund seeks to provide current income and real (after inflation) total returns. The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

Main Strategies and Risks

The fund normally invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index.

The fund may invest up to 15% of it assets in non-investment grade bonds (high yield or junk bonds) (rated BB or lower by S&P or Ba or lower by Moody’s) or securities of emerging market issuers. The fund may also invest up to 25% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers.

The fund may also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations ("CMOs"), investment grade corporate bonds and asset-backed securities. Securities are purchased for the fund when the management team believes that they have the potential for above average real return. The fund measures its performance against the benchmark. Non-investment grade bonds acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor's or Ba or lower by Moody's) or will be determined by BlackRock to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

A security will be sold if, in BlackRock's opinion, the risk of continuing to hold the security is unacceptable when compared to its real return potential. BlackRock may, when consistent with the fund's investment goal, buy or sell options or futures, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell instruments of those types at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party's obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls). The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

During the fiscal year ended October 31, 2007, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

73.43% in securities rated Aaa	10.57% in securities rated Baa	0.01% in securities rated Caa
4.80% in securities rated Aa	3.33% in securities rated Ba	0.00% in securities rated Ca

Principal Funds, Inc.		RISK/RETURN SUMMARY	135
www.principalfunds.com

5.94% in securities rated A	1.90% in securities rated B	0.02% in securities rated C

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Exchange Rate Risk
• Fixed-Income Securities Risk	• Foreign Securities Risk	• High Yield Securities Risk
• Management Risk	• Portfolio Duration Risk	• Prepayment Risk
• Securities Lending Risk	• Underlying Fund Risk	• U.S. Government Securities Risk
• U.S. Government Sponsored
Securities Risk

Black Rock has been the Fund’s Sub-Advisor since December 31, 2008.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008	1 Year	Life of Fund
Class A (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
Class C
Barclays Capital US Treasury TIPS Index(3)
Morningstar Inflation-Protected Bond Category Average

(1)	Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and

	C	shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 29, 2004.

(2)	After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the

136 RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007		Class A(1)	Class C(1)
Management Fees		0.40%	0.40%
12b-1 Fees		0.25	1.00
Other Expenses		0.71	8.31
	Total Annual Fund Operating Expenses(2)	1.36%	9.71%
Expense Reimbursement		0.46	8.06
	Net Expenses	0.90%	1.65%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class A and 1.65% for Class C shares, respectively.

(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class C

Principal Funds, Inc.	RISK/RETURN SUMMARY	137
www.principalfunds.com

MORTGAGE SECURITIES FUND

Sub-Advisor(s): Objective:	Edge Asset Management, Inc. (“Edge”) The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Investor Profile:	The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund invests primarily in mortgage-backed securities, including collateralized mortgage obligations. The Fund may also invest in dollar rolls, which may involve leverage.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Fund may also invest in U.S. government securities. Certain issuers of U.S. government securities are sponsored or chartered by Congress but their securities are neither issued or guaranteed by the U.S. Treasury. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. The Fund may use futures, options, swaps and derivative instruments to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates.

The Fund invests in mortgage securities which represent good longer term value, taking into account potential returns, prepayment and credit risk as well as deal-structure where appropriate. The Fund also invests in Treasury and Agency securities primarily for duration and liquidity management purposes.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Derivatives Risk
  Portfolio Duration Risk
  Sector Risk
  U.S. Government Securities Risk
  Fixed-Income Securities Risk
  Prepayment Risk
  Securities Lending Risk
  U.S. Government Sponsored Securities Risk
  Management Risk
  Real Estate Securities Risk
  Underlying Fund Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

138	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Principal Funds, Inc.	RISK/RETURN SUMMARY	139
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Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

10 Years

Class A (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)

Class B

Class C

Citigroup Mortgage Index(3)

Morningstar Intermediate Government Category Average

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 4, 1984. The predecessor fund’s performance between 1998 and 2000 benefited from the agreement of Edge and its affiliates to limit the fund’s expenses. On March 1, 2004, the investment policies of the predecessor fund were modified. As a result, the Fund’s performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance information reflects no deduction for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007		Class A(1)	Class B(1)	Class C(1)
Management Fees		0.50%	0.50%	0.50%
12b-1 Fees Other		0.25	1.00	1.00
Expenses		0.18	0.18	0.43
	Total Annual Fund Operating Expenses	0.93%	1.68%	1.93%
Expense Reimbursement		0.02	0.03	0.30
	Net Expenses	0.91%	1.65%	1.63%

(1)	Principal has contractually agreed to limit the Fund’s expense attributable to Class A, B and C shares and, if necessary, pay expenses normally payable by the Fund excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.91% for Class A, 1.65% for Class B and 1.63% for Class C shares, respectively.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

140	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class B Class C

Principal Funds, Inc.	RISK/RETURN SUMMARY	141
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PREFERRED SECURITIES FUND

Sub-Advisor(s): Objective: Investor Profile:

Spectrum Asset Management, Inc. (“Spectrum”)

The Fund seeks to provide current income.

The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

Main Strategies and Risks

The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor’s Rating Service (“S&P”) or Moody’s Investor Service, Inc. (“Moody’s”) or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries. The rest of the Fund’s assets may be invested in common stocks, debt securities, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Spectrum seeks to build a portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.

The Fund is considered non-diversified and can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Eurodollar and Yankee Obligations Risk
  Portfolio Duration Risk
  Securities Lending Risk
  U.S. Government Sponsored Securi- ties Risk
  Derivatives Risk
  Fixed-Income Securities Risk
  Management Risk
  Real Estate Securities Risk
  Underlying Fund Risk
  Equity Securities Risk
  Foreign Securities Risk
  Non-Diversification Risk
  Sector Risk
  U.S. Government Securities Risk

Spectrum has been the Fund’s Sub-Advisor since May 1, 2002.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

142	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)

Class C

65% Merrill Lynch Fixed Rate Preferred Securities Index /
35% Barclays Capital U.S. Tier I Capital Securities Index (3)(4)

Barclays Capital U.S. Tier I Capital Securities Index (3)

Merrill Lynch Fixed Rate Preferred Securities Index(3)

Merrill Lynch Hybrid Preferred Securities Index(3)

Morningstar Intermediate-Term Bond Category Average

(1)	Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on May 1, 2002.

(2)	After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

(4)	The Manager and portfolio managers believe this index is a better representation of the universe of investment choices open to the Fund under its investment philosophy. The former index, Merrill Lynch Hybrid Preferred Securities Index, is also shown.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Principal Funds, Inc.	RISK/RETURN SUMMARY	143
www.principalfunds.com

For the year ended October 31, 2007		Class	Class
		A(1)	C(1)
Management Fees		0.74%	0.74%
12b-1 Fees Other		0.25	1.00
Expenses		0.21	0.45
	Total Annual Fund Operating Expenses(2)	1.20%	2.19%
Expense Reimbursement		0.20	0.44
	Net Expenses	1.00%	1.75%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.00% and 1.75% for Class C shares, respectively.

(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class C

144	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

TAX-EXEMPT BOND FUND

Sub-Advisor(s): Objective:	Van Kampen Asset Management (“Van Kampen”) The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors’ capital.

Investor Profile:

The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their investment.

Main Strategies and Risks

The Fund invests in a portfolio of securities issued by or on behalf of state or local governments and other public authorities. In the opinion of the issuer’s bond counsel, interest on these obligations is exempt from federal income tax.

Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations. The Fund specifically limits these investments to municipal bonds and municipal notes (including floating rate obligations) and securities of unaffiliated tax-exempt mutual funds. The Fund may invest up to 20% of its assets in securities that do not meet the criteria stated above (taxable securities or municipal obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax). The Fund may also purchase and sell interest rate futures and options and engage in swap agreements. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions.

The Fund may also invest in taxable securities that mature one year or less from the time of purchase. These taxable investments are generally made for liquidity purposes or as a temporary investment of cash pending investment in municipal obligations. Under unusual market or economic conditions and for temporary defensive purposes, the Fund may invest more than 20% of its assets in taxable securities.

The Sub-Advisor, Van Kampen, may invest up to 20% of the Fund’s net assets in below investment grade bonds (sometimes called “junk bonds”) as rated by at least one independent rating agency, or if unrated, judged to be of comparable quality by Van Kampen.

In adverse markets, the Fund may seek to protect its investment position by investing up to 50% of its portfolio in taxable short-term investments such as:

  U.S. government securities;
  commercial paper rated in the highest grade by either S&P, Moody’s, or Fitch;
  obligations of U.S. banks;
  time or demand deposits in U.S. banks; and
  repurchase agreements relating to municipal securities or any of the foregoing taxable instruments.

Interest income from these investments that is distributed to you by the Fund may be taxable.

The Fund is “non-diversified,” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

During the fiscal year ended October 31, 2008, the average ratings of the Fund’s assets, based on market value at each month-end, were as follows (all ratings are by Standard & Poor’s):

_______ % in securities rated AAA _______ % in securities rated AA _______ % in securities rated A

_______ % in securities rated BBB _______ % in securities rated BB _______ % in securities rated B

Principal Funds, Inc.	RISK/RETURN SUMMARY	145
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The above percentages for AAA, AA, A, BBB, BB, and B rated securities include unrated securities in the amount of
_______
%,
_______
%,
_______
%,
_______
%,
_______
%, and
_______
% respectively, which have been determined by Van Kampen to be of comparable quality.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

	•	Fixed-Income Securities
• Derivatives Risk		Risk	• High Yield Securities Risk
• Management Risk	•	Municipal Securities Risk	• Non-Diversification Risk
	•	U.S. Government	• U.S. Government Sponsored
• Portfolio Duration Risk		Securities Risk	Securities Risk

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the year periods December 31, 2008

1 Year 5 Years

10 Years

Class A (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)

Class B

Class C

Barclays Capital Municipal Bond Index(3)

Morningstar Muni National Long Category Average

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on January 3, 1977. The predecessor fund’s performance in 2000 benefited from the agreement of Edge and its affiliates to limit the Fund’s expenses.

	146	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

(2)	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

(3)	Index performance information reflects no deduction for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007		Class A(1)	Class B(1)	Class C(1)
Management Fees		0.50%	0.50%	0.50%
12b-1 Fees		0.25	1.00	1.00
Other Expenses*		0.40	0.48	1.24
	Total Annual Fund Operating Expenses	1.15%	1.98%	2.74%
Expense Reimbursement		0.09	0.53	0.79
	Net Expenses	1.06%	1.45%	1.95%
*Other Expenses include: Interest Expenses		0.30%	0.30%	0.30%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.76% for Class A, 1.15% for Class B, and 1.65% for Class C shares, respectively.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class B Class C

Principal Funds, Inc.	RISK/RETURN SUMMARY	147
www.principalfunds.com

SHORT-TERM BOND FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”) The Fund seeks to provide current income.

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund’s assets, the maturity date of a callable security or probable securities may be adjusted to reflect the judgment of PGI regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond” to mean any debt security. Under normal circumstances, it invests at least 80% of its net assets (plus any borrowings for investment purposes) in:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  debt securities of U.S. issuers rated in the four highest grades by Standard & Poor’s Rating Service or Moody’s Investors Service, Inc. or, if unrated, in the opinion of PGI of comparable quality; and
  mortgage-backed securities representing an interest in a pool of mortgage loans.

The Fund may invest up to 15% of its assets in below-investment-grade fixed-income securities (commonly known as “junk bonds” or “high yield securities”) and lend its portfolio securities to brokers, dealers and other financial institutions. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

During the fiscal year ended October 31, 2008, the average ratings of the Fund’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

64.12% in securities rated Aaa 5.29% in securities rated Aa 7.30% in securities rated A

17.55% in securities rated Baa 3.59% in securities rated Ba 2.11% in securities rated B

0.03% in securities rated Caa 0.00% in securities rated Ca 0.01% in securities rated C

The above percentage for Caa rated securities include unrated securities in the amount of 0.01% which have been determined by PGI to be of comparable quality.
Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Eurodollar and Yankee Obligations	• Exchange Rate Risk
• Fixed-Income Securities Risk	Risk	• Foreign Securities Risk
• High Yield Securities Risk	• Management Risk	• Municipal Securities Risk
• Prepayment Risk	• Portfolio Duration Risk	• Real Estate Securities Risk
• Securities Lending Risk	• U.S. Government Securities Risk	• U.S. Government Sponsored
Securities Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

148	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)

Class C

Barclays Capital MF (1-3) US Government Credit Index(3)(4)

Barclays Capital Mutual Fund 1-5 Gov’t/Credit Index(3)

Morningstar Short-Term Bond Category Average

(1)	Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

(4)	This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class A	Class C(1)
Management Fees	0.40%	0.40%

Principal Funds, Inc.	RISK/RETURN SUMMARY		149
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12b-1 Fees		0.15	1.00
Other Expenses		0.24	4.91
	Total Annual Fund Operating Expenses(2)	0.79%	6.31%
Expense Reimbursement		N/A	4.61
	Net Expenses	0.79%	1.70%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.70% for Class C shares.

(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class C

150	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

SHORT-TERM INCOME FUND

Sub-Advisor(s): Objective:	Edge Asset Management, Inc. (“Edge”) The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund invests in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated in one of the top four rating categories by one or more nationally recognized statistical rating organizations (“NRSRO”) or, in the opinion of Edge, are of comparable quality (“investment-grade”). Under normal circumstances, the Fund maintains an effective maturity of five years or less and a dollar-weighted average duration of three years or less. The Fund’s investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements, mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. The Fund may invest up to 5% of its assets in preferred stock. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into swaps and currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed securities, including restricted securities. The Fund may borrow money, enter into dollar roll transactions in aggregate of up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Derivatives Risk
  Foreign Securities Risk
  Prepayment Risk
  Underlying Fund Risk
  Exchange Rate Risk
  Management Risk
  Real Estate Securities Risk

• U.S. Government Securities Risk

  Fixed-Income Securities Risk
  Portfolio Duration Risk
  Securities Lending Risk
  U.S. Government Sponsored Securities Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Principal Funds, Inc.	RISK/RETURN SUMMARY	151
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Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

10 Years

Class A (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)

Class C

Citigroup Broad Investment-Grade Credit 1-3 Years Index(3)

Morningstar Short-Term Bond Category Average

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations November 1, 1993. The predecessor fund’s performance between 1996 and 2005 benefited from the agreement of Edge and its affiliates to limit the Fund’s expenses.

(2)	After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance information reflects no deduction for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007		Class A(1)	Class C(1)
Management Fees		0.49%	0.49%
12b-1 Fees		0.25	1.00
Other Expenses		0.23	0.61
	Total Annual Fund Operating Expenses	0.97%	2.10%
Expense Reimbursement		0.02	0.43
	Net Expenses	0.95%	1.67%

152	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.95% for Class A and 1.67% for Class C shares, respectively.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares

If you do not sell your shares

Number of years you own your shares

Class A Class C

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ULTRA SHORT BOND FUND

(CLOSED TO NEW INVESTORS AS OF CLOSE OF BUSINESS DECEMBER 31, 2008)

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks to provide current income while seeking capital preservation. The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Effective the close of business on December 31, 2008, the Ultra Short Bond Fund (the "Fund") will close to new investors. Those who are fund shareholders on December 31, 2008 may, however, continue to purchase shares in fund accounts in existence at that time. Effective January 1, 2009, the Management Fee for the Fund will be reduced to 0.38% . Effective January 1, 2009, the 12b-1 fee will be removed from share classes that have such a charge.

Main Strategies and Risks

The Fund invests primarily in high quality, short-term fixed-income securities. Over the next 12 months (the "transition period"), the Fund will gradually increase its purchase of high quality, short-term money market instruments which Principal Global Investors, LLC ("PGI") believes present minimal credit risks with the goal of establishing a portfolio that resembles that of a money market fund. Such securities will be "eligible securities" as defined in the Securities and Exchange Commission Rule 2a-7 promulgated under the Investment Company Act of 1940. These eligible securities will be primarily made up of the following types of securities:

securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;

securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;

bank obligations including:

certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or,

bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.

commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund have 397 days or less remaining to maturity;

repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and

taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

At the end of the transition period, management intends to recommend to the board of directors that the Fund be combined with the Principal Funds, Inc. Money Market Fund.

Throughout the transition period, the Fund will maintain a dollar-weighted effective maturity of up to 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Such securities include:

debt securities of U.S. issuers rated in the four highest grades by Standard & Poor's Rating Service ("S&P) or Moody's Investors Service, Inc. ("Moody's") or, if unrated, in the opinion of the PGI of comparable quality; and

mortgage-backed securities representing an interest in a pool of mortgage loans.

154	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Throughout the transition period, the Fund continues to invest in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.

Throughout the transition period, the Fund may continue to hold below-investment grade fixed-income securities ("junk bonds"). Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities and are rated Ba or lower by Moody's or BB or lower by S&P. These securities offer a higher yield than other higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

During the fiscal year ended October 31, 2007, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

53.17% in securities rated Aaa 7.89% in securities rated Aa 17.10% in securities rated A

14.21% in securities rated Baa 4.47% in securities rated Ba 3.09% in securities rated B

0.02% in securities rated Caa 0.03% in securities rated Ca 0.02% in securities rated C

The above percentages for Aaa, Aa, A, Baa, Ba, and B rated securities include unrated securities in the amount of 0.04%, 0.03%, 0.19%, 0.02%, 0.02% and 0.01% respectively, which have been determined by PGI to be of comparable quality.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Eurodollar and Yankee Obligations
• Fixed-Income Securities Risk	• High Yield Securities Risk	Risk
• Management Risk	• Municipal Securities Risk	• Portfolio Duration Risk
• Prepayment Risk	• Underlying Fund Risk	• U.S. Government Securities Risk
• U.S. Government Sponsored
Securities Risk

PGI has been the Fund’s Sub-Advisor since June 15, 2001.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

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Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A (before taxes) (after taxes on distributions)(3) (after taxes on distributions and sale of shares)(3) Class C 6-Month LIBOR Index(4) Morningstar Ultrashort Bond Category Average

(1)	Class A shares commenced operations on March 15, 2006, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on June 15, 2001.

(2)	During 2005, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

(3)	After-tax returns are shown for Class A only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.

(4)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007		Class	Class C(1)
		A
Management Fees		0.40%	0.40%
12b-1 Fees		0.15	1.00
Other Expenses		0.19	1.86
	Total Annual Fund Operating Expenses(2)	0.74%	3.26%
Expense Reimbursement		N/A	1.76
	Net Expenses	0.74%	1.50%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.50% for Class C shares.

(2)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares

If you do not sell your shares

156	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Number of years you own your shares

1 3

5 10

1 3

5 10

Class A Class C

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MONEY MARKET FUND

Sub-Advisor(s): Objective:	Principal Global Investors, LLC (“PGI”) The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Investor Profile:	The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

Main Strategies and Risks

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which PGI believes present minimal credit risks. At the time the Fund purchases each security, it is an “eligible security” as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:

  to take advantage of market variations;
  to generate cash to cover sales of Fund shares by its shareholders; or
  upon revised credit opinions of the security’s issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:

securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;

securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;

bank obligations including:

certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or,

bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.

commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;

repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and

taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

As with all mutual funds, the value of the Fund’s assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

158	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value for amounts that they held as of September 19, 2008 subject to the terms of the United States Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

The Program guarantees Fund shareholders that they will receive $1.00 per Fund share they owned as of the close of business on September 19, 2008, or the number of shares held in the account the date the Fund “breaks the buck” (the date the Fund’s net asset value falls below $0.995, is not immediately restored, and the Fund liquidates), whichever is less. The Program is subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program does not cover investors who were not shareholders of the Fund on September 19, 2008. The Program remains in effect until April 30, 2009, unless extended by the United States Treasury Department. If the Program is extended, the Board of Directors of Principal Funds, Inc. would need to approve the Fund’s continued participation in the Program. Further information about the Program is available at www.ustreas.gov.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Eurodollar and Yankee Obligations	•	Fixed-Income Securities Risk
	Risk	•	Management Risk
•	U.S. Government Securities Risk	•	U.S. Government Sponsored
Securities Risk

  Investment Company Securities Risk
  Municipal Securities Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (Class A Shares)(1)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the periods ended December 31, 2008

1 Year 5 Years

Life of Fund

Class A Class B Class C

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Barclays Capital U.S. Treasury Bellwethers 3 Month Index(2)

(1)	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	Index performance does not reflect deductions for fees, expenses, or taxes.

Call the Principal Investors Fund at 1-800-222-5852 to get the current 7-day yield for the Money Market Fund. For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007		Class A	Class B	Class C(1)
Management Fees		0.38%	0.38%	0.38%
12b-1 Fees		N/A	1.00	1.00
Other Expenses		0.06	0.06	0.32%
	Total Annual Fund Operating Expenses	0.44%	1.44%	1.70%
Expense Reimbursement		N/A	N/A	—
	Net Expenses	0.44%	1.44%	1.70%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.79% for Class C shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class A Class B Class C

160	RISK/RETURN SUMMARYPrincipal Funds, Inc. [FundPhoneNumber]

THE COSTS OF INVESTING

Fees and Expenses of the Funds

This section describes the fees and expenses you may pay if you invest in Class A, B, or C shares of a Fund. You may pay both one-time fees and ongoing fees. The table below shows the one-time fees you may pay directly if you invest in a Fund. The ongoing fees are the operating expenses of a Fund, which are described in a table provided with the description of each Fund. The ongoing operating expenses include fees paid to a Fund’s manager, underwriter and others who provide services to the Fund. These expenses reduce the value of each share you own.

Fees and expenses are important because they lower your earnings. However, low costs do not guarantee higher earnings. For example, a fund with no front-end sales charge may have higher ongoing expenses than a fund with such a sales charge. Before investing, you should be sure you understand the nature of different costs. Your Financial Professional can help you with this process. An example of the impact of both the one-time and ongoing fees on an investment in a Fund is also provided with the description of each Fund.

You may obtain more information about sales charge reductions and waivers through a link on the Fund’s website at www.PrincipalFunds.com, from the SAI, or from your Financial Professional.

One-time Fees

You may pay a one-time sales charge for each purchase (Class A shares) or redemption (Class B or Class C shares).

Class A shares may be purchased at a price equal to the share price plus an initial sales charge. Investments of $1 million ($500,000 for the Global Diversified Income Fund) or more of Class A shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC) at the time of redemption.

Class B and Class C shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.

An excessive trading fee of 1.00% is charged on redemptions or exchanges of a Fund’s Class A, Class B, and Class C shares of $30,000, or more if the shares were purchased within 30 days of the redemption or exchange.

The fee does not apply to redemptions made: through an Automatic Exchange Election or a Systematic Withdrawal Plan; due to a shareholder’s death or disability (as defined in the Internal Revenue Code); or to satisfy minimum distribution rules imposed by the Internal Revenue Code. The fee is calculated as a percentage of market value of the shares redeemed or exchanged at the time of redemption or exchange (without regard to the effect of any CDSC that may apply). The excessive trading fee does not apply to shares redeemed/exchanged from the Money Market Fund.

Ongoing Fees

Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund and SAM Portfolio, as a shareholder in the underlying fund, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of each Principal LifeTime Fund and SAM Portfolio is net of the underlying funds’ operating expenses.

Each of the Funds pays ongoing fees to Principal and others who provide services to the Fund. These fees include:

  Management Fee—Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Funds.
  Distribution Fee—Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class A (except the Money Market Fund), Class B, and Class C shares. Under the plan, Class A, Class B, and Class C shares of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.
  Transfer Agent Fee—Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Class A, Class B, and Class C shares of the Fund. These services are currently provided at cost.
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Class A, Class B, and Class C shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class A, Class B, and Class C shareholders, the cost of shareholder meetings held solely for Class A, Class B, and Class C shares, and other operating expenses of the Fund.

The table below describes the one-time fees that you may pay directly if you buy or redeem shares of a Fund.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum sales charge imposed on purchases
(as a % of offering price)
All Equity Funds, except LargeCap S&P 500 Index Fund	5.50%(1)	None	None
Municipal Funds, All Fixed-Income Funds, except Short-Term Bond, Short-Term Income, and
Ultra Short Bond Funds	4.50%(1)	None	None
SAM Flexible Income Portfolio and Principal LifeTime Strategic Income Fund	4.50%(1)	None	None
Global Diversified Income Fund	3.75%(1)	N/A	None
Short-Term Bond and Short-Term Income Funds	2.50%(1)	N/A	None
LargeCap S&P 500 Index Fund	1.50%(1)	N/A	None
Ultra Short Bond Fund	1.00%(1)	N/A	None
Money Market Fund	None	None	None
Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge)
All Funds except Global Diversified Income, LargeCap S&P 500 Index, Short-Term Bond, Short-
Term Income and Ultra Short Bond Funds	1.00%(2)	5.00%(4)	1.00%(5)
Global Diversified Income Fund	0.75%	N/A	1.00%(5)
LargeCap S&P 500 Index, Short-Term Bond, Short-Term Income and Ultra Short Bond Funds	0.25%(2)	N/A	N/A
Redemption or Exchange Fee
(as a % of amount redeemed/exchanged)
All Funds except Money Market Fund	1.00%(3)	1.00%(3)	1.00%(3)
Money Market Fund	None	None	None

(1)	Sales charges are reduced or eliminated for purchases of $50,000 ($250,000 for the Ultra Short Bond Fund and $100,000 for the Global Diversified Income Fund) or more. See “Front-end sales charge – Class A shares.”

(2)	A contingent deferred sales charge applies on certain redemptions made within 18 months following purchases of $1 million ($500,000 for the Global Diversified Income Fund) or more made without a sales charge.

(3)	Excessive trading fees are charged when $30,000 or more of shares are redeemed or exchanged from one Fund to another Fund within 30 days after they are purchased.

(4)	Contingent deferred sales charges are reduced after 24 months and eliminated after 5 years.

(5)	A contingent deferred sales charge applies on certain redemptions made within 12 months.

162	THE COSTS OF INVESTINGPrincipal Funds, Inc. [FundPhoneNumber]

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The information in this section does not apply directly to the Principal LifeTime Funds or the Strategic Asset Management (“SAM”) Portfolios, except to the extent the Principal LifeTime Funds or SAM Portfolios invest in securities other than shares of the Underlying Funds. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices

Market Volatility. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or “junk” bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements and Loaned Securities

Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty’s collateral invested by the Fund declines in value as a result of investment losses.

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Bank Loans (also known as Senior Floating Rate Interests)

Some of the funds invest in bank loans. Bank loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur.

Currency Contracts

The Funds may enter into currency contracts, currency futures contracts and options, and options on currencies for hedging and other purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund’s Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments

Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants

Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

High Yield Securities

The Bond & Mortgage Securities, Equity Income, Global Diversified Income, Income, High Yield, Inflation Protection, MidCap Stock, Short-Term Bond, Tax-Exempt Bond, Ultra Short Bond, and West Coast Equity Funds may invest in debt securities rated BB or lower by S&P or Ba or lower by Moody’s or, if not rated, determined to be of equivalent quality by the Sub-Advisor. Such securities are sometimes referred to as high yield or “junk bonds” and are considered speculative. Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

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Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund’s shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Sub-Advisor thinks it is in the best interest of shareholders.

Municipal Obligations, Leases, and AMT-Subject Bonds

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer’s full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

“AMT-subject bonds” are municipal obligations issued to finance certain “private activities,” such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax (“AMT”) and will also give rise to corporate alternative minimum taxes. See “Tax Considerations” for a discussion of the tax consequences of investing in the Funds.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.

Real Estate Investment Trusts

The Funds, except the Money Market Fund, may invest in real estate investment trust securities, herein referred to as “REITs.” In addition, the Global Diversified Income, Global Real Estate Securities, and Real Estate Securities Funds typically invest a significant portion of their net assets in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the Fund’s advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

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Initial Public Offerings (“IPOs”)

Certain of the Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

Derivatives

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), and forward currency contracts for both hedging and non-hedging purposes.

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund or the reference currency relates to an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:

  the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Sub-Advisor anticipated;
  the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
  the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment; and
  the possibility that the counterparty may fail to perform its obligations.

Exchange Traded Funds (ETFs)

These are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally

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reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs.

Convertible Securities

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

Foreign Investing

As a principal investment strategy, the Diversified International, Global Diversified Income, Global Real Estate Securities and International Emerging Markets Funds may each invest Fund assets in securities of foreign companies. The other Funds (except California Municipal, Government & High Quality Bond, Mortgage Securities, and Tax-Exempt Bond I) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund’s investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility, or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which

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a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund’s portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the risks of the foreign securities to which they relate.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:

  increased social, political, and economic instability;
  a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
  lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
  foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
  relatively new capital market structure or market-oriented economy;
  the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
  restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
  possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade.

Geographic Concentration

Potential investors in the California Municipal and West Coast Equity Funds should consider the possibility of greater risk arising from the geographic concentration of their investments, as well as the current and past financial condition of California municipal issuers in the case of the municipal funds. In addition to factors affecting the state or regional economy, certain California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions, and voter initiatives could result in certain adverse consequences affecting California municipal obligations. See the SAI for a more detailed description of these risks.

Small and Medium Capitalization Companies

The Funds (except Government & High Quality Bond) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, California Municipal, Disciplined LargeCap Blend, Global Diversified Income, Inflation Protection, LargeCap Blend I, LargeCap Blend II, LargeCap Growth, LargeCap Growth I, LargeCap Growth II, LargeCap S&P 500 Index, LargeCap Value, LargeCap Value III, Preferred Securities, Short-Term Bond, and Tax-Emempt Bond Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign companies without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a

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company’s outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures

From time to time, as part of its investment strategy, each Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that a Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.

Fund of Funds

The performance and risks of each Principal LifeTime Fund and Strategic Asset Management (“SAM”) Portfolio directly corresponds to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the Principal LifeTime Funds and the SAM Portfolios have partial exposure to the risks of many different areas of the market. The more a Principal LifeTime Fund or SAM Portfolio allocates to stock funds, the greater the expected risk.

Each Principal LifeTime Fund and SAM Portfolio indirectly bears its pro-rata share of the expenses of the Underlying Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a Principal LifeTime Fund or SAM Portfolio may be more costly than investing directly in shares of the Underlying Funds. If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

The risks associated with investing in an Underlying Fund of a fund of funds are discussed in Appendix A under Underlying Fund Risk.

Portfolio Turnover

“Portfolio Turnover” is the term used in the industry for measuring the amount of trading that occurs in a fund’s portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover.

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Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) which may have an adverse impact on Fund performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund’s Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the “total return” line in the Financial Highlights section already includes portfolio turnover costs.

MANAGEMENT OF THE FUNDS

The Manager

Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Funds. The portfolio managers Principal has appointed for each Principal LifeTime Fund are James Fennessey, Michael P. Finnegan, and Randy L. Welch. The portfolio managers PGI has appointed for each Principal LifeTime Fund are David M. Blake, Tim Dunbar, and Dirk Laschanzky. Messrs. Fennessey, Finnegan, Welch, Blake, Dunbar, and Laschanzky share day-to-day management of the Principal LifeTime Funds according to their respective responsibilities which are described as follows. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Fund’s strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set, operating as a team, sharing authority and responsibility for research with no limitation on the authority of one portfolio manager in relation to another.

James W. Fennessey, CFA. Mr. Fennessey is a Vice President of Principal Management Corporation. Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey graduated from Truman State University with a BS in Business Administration, with an emphasis in Finance, and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation.

Michael P. Finnegan, CFA. Mr. Finnegan is Chief Investment Officer for Principal Management Corporation.

Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal’s investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates’ consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa State University.

Randy L. Welch. Mr. Welch is a Vice President of Principal Management Corporation. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an MBA from Drake University.

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Cash Management Program

Each fund has cash available in its portfolios to meet redemption requests and to pay expenses. Additionally, funds receive cash flows when shareholders purchase shares. Principal will invest the cash, which comprises a very small portion of the funds' portfolios, in money market investments and in stock index futures contracts based on the Fund's market cap to gain exposure to the market. Stock index futures provide returns similar to those of common stocks. Principal believes that, over the long term, this strategy will enhance the investment performance of the Funds. Principal has implemented a cash management program for the following Funds: LargeCap Growth II, LargeCap Value III, MidCap Growth III, MidCap Value I, MidCap Value II, and SmallCap Growth II.

The Sub-Advisors

Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets for a specific Fund allocated to it by Principal, except for the Global Diversified Income Fund. Dirk Laschanzky, portfolio manager for Principal Global Investors, LLC, allocates assets to the Sub-Advisors of the Global Diversified Income Fund. For these services, Principal pays the Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund’s investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Several of the Funds have multiple Sub-Advisors. For those Funds (except the Global Diversified Income Fund), Principal determines the portion of the Fund’s assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. Mr. Laschanzky makes this determination for the Global Diversified Income Fund. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor’s firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Information regarding the Sub-Advisors and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in each of the Funds.

Sub-Advisor: AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is located at 1345 Avenue of the Americas, New York, NY 10105.

The management of and investment decisions for the LargeCap Value Fund III’s portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser’s large internal research staff. No one person is principally responsible for making recommendations for the Fund’s portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Fund’s portfolio are Marilyn Fedak and John Mahedy.

	Day-to-day
Fund	Fund Management
LargeCap Value III	Marilyn G. Fedak
	John Mahedy
	Chris Marx
	John D. Phillips, Jr.

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Marilyn G. Fedak, CFA. Ms. Fedak joined AllianceBernstein in 1984 as a senior portfolio manager. An Executive Vice President of AllianceBernstein since 2000, she is Head of Global Value Equities and chair of the US Large Cap Value Equity Investment Policy Group. Ms. Fedak serves on AllianceBernstein’s Management Executive Committee and is also a Director of SCB Inc. She earned a BA from Smith College and an MBA from Harvard University. She has also earned the right to use the Chartered Financial Analyst designation.

John Mahedy, CPA. Mr. Mahedy was named Co-CIO–US Value equities in 2003. He continues to serve as director of research–US Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior research analyst at AllianceBernstein’s institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001. He earned a BS and an MBA from New York University.

Christopher W. Marx. Mr. Marx joined AllianceBernstein in 1997 as a research analyst. He covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Mr. Marx earned an AB in Economics from Harvard, and an MBA from the Stanford Graduate School of Business.

John D. Phillips, Jr., CFA. Mr. Phillips joined AllianceBernstein in 1994 and is a senior portfolio manager. He is also chairman of AllianceBernstein’s Proxy Voting Committee. Mr. Phillips earned a BA from Hamilton College and an MBA from Harvard University. He has also earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: American Century Investment Management, Inc. (“American Century”) was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111.

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

LargeCap Growth II	Prescott LeGard
Gregory Woodhams

Prescott LeGard, CFA. Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.

Gregory J. Woodhams, CFA. Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor’s degree in Economics from Rice University and a Master’s degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: BlackRock Financial Management, Inc. ("BlackRock") is located at 40 East 52nd Street, New York, New York 10022. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., a public company, and is registered as an investment adviser under the Advisers Act.

The fund management team is led by a team of investment professionals at BlackRock, including the following individuals who have day-to-day responsibility: Stuart Spodek, Managing Director of BlackRock and Brian Weinstein, Managing Director of BlackRock. The portfolio managers operate as a team, sharing authority and responsibility for

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research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to the other.

Day-to-day
Fund	Fund Management
Inflation Protection	Stuart Spodek
Brian Weinstein

Stuart Spodek. Mr. Spodek is co-head of US Fixed Income within BlackRock's Fixed Income Portfolio Management Group. He is responsible for managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments, and implementing yield curve strategy across global portfolios. Mr. Spodek joined BlackRock in 1993 as an analyst in BlackRock's Portfolio Management Group and became a portfolio manager in 1995. Mr. Spodek earned a BS degree in engineering from Princeton University in 1993.

Brian Weinstein. Mr. Weinstein is a member of the Investment Strategy Group. His primary responsibility is the management of total return and real return products. Mr. Weinstein focuses on relative value opportunities across the yield curve in Government and Agency securities. Mr. Weinstein moved to his current role in the Portfolio Management Group in 2002. He began his career at BlackRock in the Portfolio Analytics Group in 2000. Mr. Weinstein earned a BA degree in history from the University of Pennsylvania in 2000.

Sub-Advisor: Columbus Circle Investors (“CCI”) is an affiliate of PGI and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902.

Clifford G. Fox is the lead portfolio manager and Michael Iacono is the assistant portfolio manager. Mr. Fox has the final decision making authority, but relies on Mr. Iacono as the analyst and researcher for stock ideas. Additionally, Mr. Iacono has the authority to execute trades in Mr. Fox’s absence.

Day-to-day
Fund	Fund Management

LargeCap Growth	Anthony Rizza

Anthony Rizza, CFA. Mr. Rizza, portfolio manager, joined CCI in 1991. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

Sub-Advisor: Edge Asset Management, Inc. (“Edge”) is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944. Its address is 601 Union Street, Suite 2200, Seattle, WA 98101-1377.

The day-to-day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
Equity Income	David W. Simpson
Joseph T. Suty

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Day-to-day
Fund	Fund Management
High Yield	Gary J. Pokrzywinski
Income	John R. Friedl
MidCap Stock	Daniel R. Coleman
Mortgage Securities Fund	Craig V. Sosey
SAM Balanced Portfolio	Michael D. Meighan
Randall L. Yoakum
SAM Conservative Balanced Portfolio	Michael D. Meighan
Randall L. Yoakum
SAM Conservative Growth Portfolio	Michael D. Meighan
Randall L. Yoakum
SAM Flexible Income Portfolio	Michael D. Meighan
Randall L. Yoakum
SAM Strategic Growth Portfolio	Michael D. Meighan
Randall L. Yoakum
Short-Term Income	Craig V. Sosey
West Coast Equity	Philip M. Foreman

Daniel R. Coleman. Mr. Coleman, Managing Director, Chief Investment Officer, manages all investment operations at Edge. Mr. Coleman has had primary responsibility for the day-to-day management of the predecessor Mid Cap Stock Fund since December 2001. Mr. Coleman joined Edge in October 2001. Prior to that he was Vice President and Senior Manager of Business Development at InfoSpace, Inc./Go2Net from 2000 to 2001, and Member and General Partner of Brookhaven Capital Management LLC/Clyde Hill Research from 1989 until 2000. Mr. Coleman received an MBA from New York University and a bachelor’s degree in finance from the University of Washington.

Philip M. Foreman, CFA. Mr. Foreman, Portfolio Manager of Edge, has been responsible for the day-to-day management of the predecessor West Coast Equity Fund since 2002. Mr. Foreman has been employed by Edge since January of 2002. Prior to that, Mr. Foreman was Senior Vice President and Equity Mutual Fund Manager at Evergreen Asset Management Co. from 1999 until 2002, and Vice President and Senior Portfolio Manager at Edge from 1991 until 1999.

John R. Friedl, CFA. Mr. Friedl, Portfolio Manager, has been responsible for the day-to-day management of the Income Fund since January 1, 2007. Prior to that, Mr. Friedl had served as co-manager of the predecessor Income Fund with Gary Pokrzywinski since March 2005. He has been employed as an investment professional at Edge since August 1998. Mr. Friedl received a master’s degree in finance from Seattle University and a bachelor’s degree in communications and finance from the University of Washington, He has earned the right to use the Chartered Financial Analyst designation.

Michael D. Meighan, CFA. Mr. Meighan, Portfolio Manager-Asset Allocation of Edge, was responsible for co-managing the predecessor SAM Portfolios with Mr. Yoakum (see below) beginning March 2003. Mr. Meighan joined Edge in 1999. Between 1993 and 1999, he was employed with Mr. Yoakum at D.A. Davidson & Co. as a Portfolio Manager and Senior Analyst for its asset allocation product.

Gary J. Pokrzywinski, CFA. Mr. Pokrzywinski, Managing Director, Head of Fixed Income, leads a team of investment professionals that is responsible for the management of the Fixed-Income Funds for which Edge serves as sub-advisor (Income, Mortgage Securities, Short-Term Income and High Yield II). Mr. Pokrzywinski has been responsible for the day-to-day management of the predecessor High Yield Fund since April 1998. Mr. Pokrzywinski also served as co-manager of the predecessor Income Fund with John Friedl between March 2005 and January 2007. He served as the Income Fund’s primary portfolio manager from 1992 until 2005. Mr. Pokrzywinski has been employed at Edge

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since 1992. He received a bachelor’s degree in finance and management information systems from the University of Wisconsin. Mr. Pokrzywinski has earned the right to use the Chartered Financial Analyst designation and is a member of the Seattle Investment Society and the Association for INvestment Management and Research.

David W. Simpson, CFA. Mr. Simpson is a portfolio manager at Edge. Prior to joining Edge in 2003, he was chief investment officer and managing director for Summit Capital Management. Mr. Simpson received an MBA in finance from the University of Wisconsin and a bachelor’s degree from the University of Illinois. He has earned the right to use the Chartered Financial Analyst designation.

Craig V. Sosey. Mr. Sosey, Portfolio Manager of Edge, has had primary responsibility for the day-to-day management of the predecessor Short Term Income and predecessor U.S. Government Securities Funds since January 2000 and November 1998, respectively. He has been employed by Edge since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years.

Joseph T. Suty, CFA. Mr. Suty, Portfolio Manager of Edge, has been responsible for the day-to-day management of the predecessor Equity Income Fund since October 2005. Prior to joining Edge in September 2005, Mr. Suty managed personal and foundation portfolios from January 2005 until August 2005. From December 1991 until December 2004, Mr. Suty was a portfolio manager of large-cap value stocks at Washington Capital Management, Inc., where he was a principal and director of the firm.

Randall L. Yoakum, CFA. Mr. Yoakum, Chief Investment Strategist and Head of Asset Allocation of Edge, led a team of investment professionals in managing the predecessor SAM Portfolios beginning January 1, 2000. Between 1997 and 1999, Mr. Yoakum was Chief Investment Officer for D.A. Davidson & Co. Between 1994 and 1997, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen’s Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors) for eight years.

Sub-Advisor: Emerald Advisers, Inc. (“Emerald”) is a wholly owned subsidiary of Emerald Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald’s offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601.

Day-to-day
Fund	Fund Management
SmallCap Growth II	Joseph W. Garner
Kenneth G. Mertz II
Stacey L. Sears

Joseph W. Garner. Mr. Garner joined Emerald in 1994 and serves as Director of Emerald Research and Portfolio Manager. Prior to joining Emerald, Mr. Garner was the Program Manager of the Pennsylvania Economic Development Financing Authority (PEDFA); an Economic Development Analyst with the PA Department of Commerce’s Office of Technology Development; and an Industry Research Analyst with the Pittsburgh High Technology Council. Mr. Garner earned an MBA from the Katz Graduate School of Business, University of Pittsburgh, and graduated magna cum laude with a BA in Economics from Millersville University.

Kenneth G. Mertz II, CFA. Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc. Formerly he served as Past Trustee, Vice President of the Emerald Mutual Funds (1992-2005) and Chief Investment Officer of the Pennsylvania State Employees’ Retirement System (1985-1992). He earned a BA in Economics from Millersville University.

Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz, Ms. Sears and Mr. Garner work as a team developing strategy.

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Stacey L. Sears. Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. She is co-manager of the Forward Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears earned a BS in Business Administration from Millersville University and an MBA from Villanova University.

Sub-Advisor: Essex Investment Management Company, LLC (“Essex”) is a Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients. Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Its address is 125 High Street, 29th Floor, Boston, MA 02110.

Day-to-day
Fund	Fund Management

SmallCap Growth II	Nancy B. Prial

Nancy B. Prial, CFA. Ms. Prial is a Portfolio Manager and Senior Principal on the Essex Small-Micro Cap Growth and Small-Mid Cap Growth strategies. Prior to joining the firm, she spent six years at The Burridge Group, LLC as Vice President and Chief Investment Officer and four years at the Twentieth Century Division of American Century Investors. She began her investment career in 1984 at Frontier Capital Management as a fundamental analyst and portfolio manager. Ms. Prial graduated from Bucknell University with a BS in Electrical Engineering and a BA in Mathematics. She also earned an MBA from Harvard Business School. Ms. Prial has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Goldman Sachs Asset Management, L.P. (“GSAM”) has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”). GSAM’s principal office is located at 32 Old Slip, New York, NY 10005.

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
LargeCap Blend I	Andrew Alford
Mark Carhart
Robert C. Jones
MidCap Value I	Dolores Bamford
Andrew Braun
Scott Carroll
Sean Gallagher
Eileen Rominger

Andrew Alford. Mr. Alford is a Managing Director and Senior Portfolio Manager at GSAM. Mr. Alford joined the Investment Adviser as a researcher in 1998 and has taken on portfolio management responsibilities for the long-only Structured Funds in 2007.

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Dolores Bamford, CFA. Ms. Bamford is a Managing Director and Portfolio Manager at GSAM. Ms. Bamford joined as a portfolio manager for the Value team in April 2002. Prior to that, she was a portfolio manager at Putnam Investments for various products since 1991.

Andrew Braun. Mr. Braun is a Managing Director and Portfolio Manager at GSAM. Mr. Braun joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001.

Mark Carhart. Mr. Carhart is a Co-Chief Investment Officer and a Managing Director at GSAM. Mr. Carhart joined the Investment Adviser in 1997 within the Quantitative Investment Strategies group and has taken on portfolio management responsibilities for the Structured Funds in 2007.

Scott Carroll, CFA. Mr. Carroll is a Managing Director and Portfolio Manager at GSAM. Mr. Carroll joined as a portfolio manager for the Value team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds.

Sean Gallagher. Mr. Gallagher is a Managing Director and Portfolio Manager at GSAM. Mr. Gallagher joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.

Robert C. Jones, CFA. Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.

Eileen Rominger. Ms. Rominger is a Managing Director, Chief Investment Officer and Portfolio Manager at GSAM. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.

Sub-Advisor: Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham Park, New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity portfolios for institutional clients. Its address is 100 Campus Drive, Florham Park, NJ 07932-0650.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
MidCap Value II	Bruce Jacobs
Ken Levy

Bruce Jacobs, Ph.D. Dr. Jacobs serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Dr. Jacobs was Senior Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. Dr. Jacobs earned a BA from Columbia College, an MS in Operations Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University, and an MA in Applied Economics and a Ph.D. in Finance from the University of Pennsylvania’s Wharton School.

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Ken Levy, CFA. Mr. Levy serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Mr. Levy was Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. He earned a BA in Economics from Cornell University and an MBA and an MA in Business Economics from the University of Pennsylvania’s Wharton School. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”) is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, CA 90025.

The day-to-day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
MidCap Value I	David R. Borger
Christine M. Kugler
Stuart K. Matsuda
Hal W. Reynolds
Thomas D. Stevens

David R. Borger, CFA. Director of Research and Principal, L.A. Capital. Mr. Borger co-founded L.A. Capital in 2002 and is responsible for the development and management of the Dynamic Alpha Model (the firm’s proprietary stock selection model). Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He earned a BS from the Wittenberg University and an MA and MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.

Christine M. Kugler. Director of Implementation and Principal, L.A. Capital. Ms. Kugler was with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She earned a BA from the University of California, Santa Barbara.

Stuart K. Matsuda. Director of Trading and Principal, L.A. Capital. Mr. Matsuda co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Vice President and principal at Wilshire Associates where he also served as Wilshire Asset Management’s Director of Trading. He earned a BBA from the University of Hawaii and an MBA from California State University Northridge.

Hal W. Reynolds, CFA. Chief Investment Officer and Principal, L.A. Capital. Mr. Reynolds co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He joined the consulting division of Wilshire Associates in 1989 where he served as a senior consultant and also designed the Wilshire Compass (the firm’s asset allocation and manager optimization technology system). In 1989, he joined Wilshire Asset Management as Chief Investment Officer. Mr. Reynolds earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.

Thomas D. Stevens, CFA. Chairman and Principal, L.A. Capital. Mr. Stevens co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Senior Managing Director and Principal at Wilshire Associates. He joined Wilshire in 1980 and for six years directed its Equity Division, overseeing the delivery of the Equity and Index Fund Management Services, In 1986, he assumed responsibility for Wilshire Asset Management and for the next 16 years headed that division. Mr. Stevens earned a BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

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Sub-Advisor: Mellon Capital Management Corporation (“Mellon Capital”), 500 Grant Street, Suite 4200, Pittsburgh, PA 15258. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation (“Mellon”).

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

MidCap Growth III	Adam T. Logan
John O’Toole

Adam T. Logan, CFA. Joining the company in 1998, Mr. Logan is a portfolio manager and Vice President of Mellon Capital. Previously, he performed duties as a financial analyst in Mellon Financial Corporation’s corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.

John O’Toole, CFA. Joining the company in 1990, Mr. O’Toole is a Senior Vice President and a principal of Mellon Capital. Mr. O’Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted in the Management of the Funds section, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
Bond & Mortgage Securities	William C. Armstrong
Timothy R. Warrick
Disciplined LargeCap Blend	Jeffrey A. Schwarte
Diversified International	Paul H. Blankenhagen
Juliet Cohn
Chris Ibach

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Day-to-day
Fund	Fund Management

Global Diversified Income	Mark Denkinger
Christopher Ibach
Dirk Laschanzky
William J. McDonough
Mustafa Sagun
Darrin Smith
Government & High Quality Bond	Bryan C. Davis
Brad Fredericks
International Emerging Markets	Michael Ade
Mihail Dobrinov
Michael L. Reynal
International Growth	Steven Larson
John Pihlblad
LargeCap S&P 500 Index	Dirk Laschanzky
Scott W. Smith
LargeCap Value	Arild Holm
John Pihlblad
MidCap Blend	K. William Nolin
Money Market	Tracy Reeg
Alice Robertson
Principal LifeTime 2010	David M. Blake
Tim Dunbar
Dirk Laschanzky
Principal LifeTime 2020	David M. Blake
Tim Dunbar
Dirk Laschanzky
Principal LifeTime 2030	David M. Blake
Tim Dunbar
Dirk Laschanzky
Principal LifeTime 2040	David M. Blake
Tim Dunbar
Dirk Laschanzky
Principal LifeTime 2050	David M. Blake
Tim Dunbar
Dirk Laschanzky
Principal LifeTime Strategic Income	David M. Blake
Tim Dunbar
Dirk Laschanzky
Short-Term Bond	Craig Dawson
Doug Earney
SmallCap Blend	Thomas Morabito
Phil Nordhus
SmallCap Growth	Mariateresa Monaco
SmallCap Value	Thomas Morabito
Ultra Short Bond	Craig Dawson
Doug Earney

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Michael Ade, CFA. Mr. Ade is a research analyst and serves as a co-portfolio manager for Principal Global Investors. Based in Singapore, his company research focus encompasses the consumer, health care and non-bank financial sectors. Mr. Ade joined the firm in 2001. He received a bachelor’s degree in finance from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

William C. Armstrong, CFA. Mr. Armstrong is a portfolio manager for PGI. He manages multi-sector portfolios that invest in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns, and agencies. He joined the firm in 1992. Previously he served as a commissioned bank examiner at Federal Deposit Insurance Commission. He earned a Master’s degree from the University of Iowa and a Bachelor’s degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.

David M. Blake, CFA. Mr. Blake is the executive director and chief investment officer of fixed income for Principal Global Investors. Prior to joining Principal Global Investors in 2000, he was a senior portfolio manager for Boatmen's Capital Management, a subsidiary of Bank of America, where he began his career in 1989. Mr. Blake received both an MBA and a bachelor's degree from Saint Louis University. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Paul H. Blankenhagen, CFA. Mr. Blankenhagen joined the firm in 1992 and was named a portfolio manager in 2000. He is responsible for developing portfolio strategy and the ongoing management of core international equity portfolios. He earned a Master’s degree from Drake University and a Bachelor’s degree in Finance from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.

Juliet Cohn. Ms. Cohn is a portfolio manager at PGI. She co-manages the core international equity portfolios, with an emphasis on Europe and on the health care sector. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a Bachelor’s degree in Mathematics from Trinity College, Cambridge England.

Bryan C. Davis, CFA. Mr. Davis is a senior trader/research analyst for Principal Global investors. He is responsible for trading mortgage-backed securities and developing investment strategies related to mortgages and derivatives.

Mr. Davis joined the firm in 1993 as a servicing valuation director for Principal Residential Mortgage. He can became the director of servicing hedging in 2002 before moving into his current position in 2004. Mr. Davis received a bachelor’s degree in finance from University of lowa. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Craig Dawson, CFA. Mr. Dawson is a portfolio manager at PGI. He is co-manager of the ultra short and short term bond portfolios. He joined the firm in 1998 as a research associate, then moved into a portfolio analyst role before moving into a portfolio manager position in 2002. He earned an MBA and a Bachelor’s degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.

Mark Denkinger, CFA. Mr. Denkinger is a portfolio manager at PGI. He is the senior portfolio manager for high yield credit and leveraged loans strategies at PGI. In addition, Mr. Denkinger was the Managing Director overseeing global investment grade and high yield credit trading between 2004 and 2008. He has served as a portfolio manager for the high yield portion of the Global Diversified Income Fund since 2008. He earned his bachelor's degree in finance and an MBA with a finance emphasis from the University of Iowa. Mr. Denkinger has earned the right to use the Chartered Financial Analyst designation. He is a member of the CFA Institute.

Mihail Dobrinov, CFA. Mr. Dobrinov is a research analyst and serves as a co-portfolio manager for PGI. He specializes primarily in the analysis of companies in the industrial sector, and serves as co-manager for diversified emerging markets portfolios. He joined the firm as an international and emerging market debt and currency specialist in 1995 and joined the equities team in 2002. Mr. Dobrinov received an MBA in finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst

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designation. (Mihail does not provide legal services on behalf of any of the member companies of the Principal Financial Group.)

Tim Dunbar. Mr. Dunbar is executive director and head of equities for Principal Global Investors. In this capacity, he oversees the business management and strategic direction of the firm's equity group on a global basis. He joined the firm in 1986 and has held a wide range of investment management roles and has been a member of the Principal Global Investors senior management team for nearly five years. Most recently, he was responsible for overseeing asset management merger and acquisition activities. Mr. Dunbar received a bachelor's degree from Iowa State University.

Doug Earney, CFA. Mr. Earney is a portfolio manager with Principal Global Investors, LLC. His current responsibilities include managing multi-sector portfolios including long duration, stable value, and third-party insurance company mandates. Mr. Earney's prior responsibilities have included asset allocation, risk management, and investment strategy development for multi-asset class portfolios. He joined the firm in 2000 and has served as a portfolio manager for the Short-Term Bond Fund and Ultra Short Bond Fund since 2008. He earned a bachelor's degree in mechanical engineering from Iowa State University and an MBA in finance and accounting from the University of Chicago. Mr. Earney has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Brad Fredericks. Mr. Fredericks is a portfolio manager at PGI. He is responsible for co-managing the government securities accounts. His responsibilities include general portfolio overview and security analysis. He joined the firm in 1998 as a financial accountant and was named a portfolio manager in 2002. Previously, Mr. Fredericks was an assistant trader at Norwest Mortgage. He earned a Bachelor’s degree in Finance from Iowa State University.

Mr. Fredericks is a Fellow of the Life Management Institute (FLMI).

Arild Holm, CFA . Mr. Holm is a portfolio manager at PGI. He specializes in the management of large cap value portfolios and also provides analyst coverage of domestic energy companies. Before joining Principal in 2002, Mr. Holm was an investment officer with the University of California. Previously, he spent five years with the Colorado Public Employees’ Retirement Association (PERA) as an energy portfolio manager and three years as an oil and gas analyst with Hanifen, Imhoff, Inc. Mr. Holm earned an MBA in Finance from the University of Colorado and a Bachelor’s degree in Management Sciences from the University of Manchester Institute of Science and Technology (England). He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Christopher Ibach, CFA. Mr. Ibach is an associate portfolio manager and equity research analyst at PGI. He specializes primarily in the analysis of international technology companies, with a particular emphasis on semiconductor research. Prior to joining PGI in 2000, he gained six years of related industry experience with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor’s degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Steven Larson, CFA. Mr. Larson is a portfolio manager for PGI. He is responsible for co-managing PGI’s international growth portfolio as well as covering the utilities sector for core international portfolios. Prior to joining the firm in 2001, he led the investment management review and portfolio analysis process for the $80 billion Wells Fargo fund family. He earned an MBA in Finance from the University of Minnesota and a Bachelor’s degree from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Dirk Laschanzky, CFA. Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

William J. McDonough, CFA. Mr. McDonough is a senior fixed income analyst for PGI. Since 2003, he has been the sector head of the emerging market team, with responsibility for managing the emerging markets debt portfolio within PGI’s multi-sector strategies, including both sovereign and corporate issues. He has been a portfolio manager for the emerging market debt portion of the Global Diversified Income Fund since 2008. Mr. McDonough earned a bachelor’s

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degree in economics and finance from Loras College and an MBA from Drake University. He has earned the right to use the Chartered Financial Analyst designation. He is a member of the CFA Society of Iowa and the CFA Institute.

Mariateresa Monaco. Ms. Monaco is a portfolio manager and member of the domestic small-cap equity team at PGI. She serves as lead portfolio manager for the small-cap growth portfolios. Ms. Monaco joined PGI in 2005 with a decade of prior equity investment experience with Fidelity Management and Research in Boston where she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master’s degree in Electrical Engineering from Northeastern University. She also earned a Master’s degree in Electrical Engineering from Politecnico di Torino, Italy.

Thomas Morabito, CFA. Mr. Morabito leads the small-cap portfolio management team for PGI and is the portfolio manager on the small-cap value portfolios. Prior to joining PGI in 2000, he managed the Structured Small Cap Fund for Invesco Management & Research. He earned an MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.

K. William Nolin, CFA. Mr. Nolin is a portfolio manager for PGI. He serves as the portfolio manager for the firm’s international small-cap equity portfolios. He joined the firm in 1994. He earned an MBA from the Yale School of Management and a Bachelor’s degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Phil Nordhus, CFA. Mr. Nordhus joined PGI in 1990 and was previously involved in corporate acquisitions and divestitures before moving to the equity group in 2000. Most recently, he has been involved in managing the small-cap portfolios and has responsibility for managing the small-cap analyst team. Mr. Nordhus earned an MBA from Drake University and a Bachelor’s degree in Economics from Kansas State University. He has earned the right to use the Chartered Financial Analyst designation.

John Pihlblad, CFA. Mr. Pihlblad is a portfolio manager at PGI. He joined the firm in 2000 and led the development of PGI’s Global Research Platform. He has over 25 years experience in creating and managing quantitative investment systems. Prior to joining PGI, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He earned a BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.

Tracy Reeg. Ms. Reeg is a portfolio manager at PGI. She is involved in the portfolio management of money market portfolios. She joined the firm in 1993 and began trading and portfolio management duties in 2000. Ms. Reeg earned a Bachelor’s degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).

Michael L. Reynal. Mr. Reynal is a portfolio manager at PGI. He specializes in the management of emerging markets portfolios, as well as regional Asian equity portfolios. Prior to joining PGI in 2001, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. Mr. Reynal earned an MBA from the Amos Tuck School at Dartmouth College, an MA in History from Christ’s College at the University of Cambridge and a BA in History from Middlebury College.

Alice Robertson. Ms. Robertson is a trader for PGI on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master’s degree in Finance and Marketing from DePaul University and her Bachelor’s degree in Economics from Northwestern University.

Mustafa Sagun, Ph.D., CFA. Dr. Sagun is chief investment officer for the equities group of PGI. He is responsible for overseeing portfolio management and research for all international, domestic and global equities strategies. Dr. Sagun also oversees asset allocation and serves as lead manager for global equity portfolios. He has served as a portfolio

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manager for the global value equity portion of the Global Diversified Income Fund since 2008. Dr. Sagun earned a bachelor's degree in electronics and engineering from Bogazici University of Turkey. He earned an MA in international economics from the University of South Florida and a Ph.D. in finance. Dr. Sagun has earned the right to use the Chartered Financial Analyst designation. He is a member of the CFA Institute and the CFA Society of Iowa.

Jeffrey A. Schwarte, CFA, CPA. Mr. Schwarte is a portfolio manager at PGI. He manages the large-cap core portfolios and is co-portfolio manager on the midcap value strategies. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He earned a Bachelor’s degree in Accounting from the University of Northern Iowa. He has earned the right to use the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI).

Darrin Smith, CFA. Mr. Smith is a portfolio manager at PGI. He is a member of the high yield portfolio management team, with responsibility for high yield securities and leveraged loans. Mr. Smith joined the firm in 2007 and has 10 years experience as a high yield portfolio manager. He has served as a portfolio manager for the high yield portion of the Global Diversified Income Fund since 2008. He earned a bachelor's degree in economics from Iowa State University and an MBA from Drake University. Mr. Smith has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Iowa. He is a Fellow of the Life Management Institute (FLMI) and a member of the Life Officers' Management Association (LOMA).

Scott W. Smith. Mr. Smith is a research analyst and portfolio manager at PGI. He is an analyst within the firm’s asset allocation and structured investments group. He also provides research assistance to various business units within PGI. Mr. Smith joined the firm in 1999. He received a bachelor’s degree in finance from Iowa State University.

Lisa A. Stange, CFA. Ms. Stange is a portfolio manager and strategist for PGI. She is responsible for managing the government securities portfolios and the mortgage-backed securities (MBS) within the multi-sector portfolios. As a strategist, Ms. Stange is involved in the formulation of broad investment strategy, quantitative research and product development. Previously, she was co-portfolio manager for U.S. multi-sector portfolios. She joined the firm in 1989. Ms. Stange earned an MBA and a Bachelor’s degree from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.

Timothy R. Warrick, CFA. Mr. Warrick is a portfolio manager at PGI with responsibility for the corporate and U.S. multi-sector portfolios. He also serves as portfolio management team leader with responsibility for overseeing portfolio management function for all total return fixed income products. Prior to his portfolio management responsibilities with the firm, Mr. Warrick was a fixed income credit analyst and extensively involved in product development. He joined the firm in 1990. He received an MBA in Finance from Drake University and a Bachelor’s degree in Accounting and Economics from Simpson College. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Principal Real Estate Investors, LLC (“Principal - REI”), an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal-REI’s address is 801 Grand Avenue, Des Moines, IA 50392.

The day-to-day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

184	MANAGEMENT OF THE FUNDSPrincipal Funds, Inc. [FundPhoneNumber]

Day-to-day
Fund	Fund Management
Global Diversified Income	Simon Hedger
Chris Lepherd
Kelly D. Rush
Global Real Estate Securities	Simon Hedger
Chris Lepherd
Kelly D. Rush
Real Estate Securities	Kelly D. Rush

Simon Hedger. As a portfolio manager, Mr. Hedger directs the global real estate investment trust (REIT) activity for Principal-REI, the dedicated real estate group of Principal Global Investors. Mr. Hedger also serves as director, portfolio management for an affiliate advisor in London. He is head of a real estate investment team based in London and oversees the firm’s European real estate capability in real estate investment trusts (REITs) and listed property securities. He has served as a portfolio manager for the global real estate securities portion of the Global Diversified Income Fund since 2008. Mr. Hedger earned an MBA from the University of New England and is an associate member of both the Royal Institute of Chartered Surveyors and of the Australian Property Institute. He is a U.K. qualified chartered surveyor (ARICS).

Chris Lepherd. Mr. Lepherd serves as a Portfolio Manager for Principal-REI. He also serves as director, portfolio management at for an affiliate advisor in Australia and is a senior member of the firm’s property securities team. He has served as a portfolio manager for the global real estate securities portion of the Global Diversified Income Fund since 2008. Mr. Lepherd earned a Bachelor of Business (Land Economy) from the University of Western Sydney and a Graduate Diploma in Applied Finance and Investment from the Securities Institute of Australia. He is an Associate Member of the Australian Property Institute and Securities Institute.

Kelly D. Rush, CFA. As portfolio manager, Mr. Rush directs the real estate investment trust (REIT) activity for Principal - REI, the dedicated real estate group of Principal Global Investors. He has been with the real estate investment area of the firm since 1987. He has served as a portfolio manager for the global real estate securities portion of the Global Diversified Income Fund since 2008. He earned a Bachelor’s degree in Finance and an MBA in Business Administration from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Spectrum Asset Management, Inc. (“Spectrum”) is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
Global Diversified Income	L. Phillip Jacoby
Bernard M. Sussman
Preferred Securities	L. Phillip Jacoby
Bernard M. Sussman

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L. Phillip Jacoby. Mr. Jacoby is Sr. Vice President and Portfolio Manager for Spectrum and chairman of Spectrum’s Investment Committee. Prior to joining Spectrum in 1995, he was a senior investment officer as USL Capital Corporation, a subsidiary of Ford Motor Corporate, and co-managed a $600 million preferred stock portfolio. He earned his BS in Finance from Boston University.

Bernard M. Sussman. Mr. Sussman is Chief Investment Officer of Spectrum and Chair of its Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was a general partner and head of the Preferred Stock area of Goldman Sachs & Co. He was responsible for sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid (MIPS) market. He earned both an MBA in Finance and a Bachelor’s degree in Industrial Relations from Cornell University.

Sub-Advisor: T. Rowe Price Associates, Inc. (“T. Rowe Price”), a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 70 years of investment management experience.

T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

Day-to-day
Fund	Fund Management
LargeCap Blend II	Anna M. Dopkin
Ann M. Holcomb
LargeCap Growth I	Robert W. Sharps

Anna M. Dopkin, CFA. Ms. Dopkin serves as Chairman of the Investment Advisory Committee for the Fund.

Ms. Dopkin is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Director of U.S. Equity Research North America, and a member of the firm’s Equity Steering Committee. Prior to joining T. Rowe Price in 1996, she worked at Goldman Sachs in its Mortgage Securities Department in New York and London. Ms. Dopkin earned a B.S., magna cum laude, from The Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial Analyst designation.

Ann M. Holcomb, CFA. Ms. Holcomb is a vice president of T. Rowe Price Group, Inc., T. Rowe Price Associates, Inc., and T. Rowe Price Trust Company. She is also a portfolio manager and quantitative analyst in the Quantitative Equity Group. Ms. Holcomb is a vice president and Investment Advisory Committee member of the Capital Opportunity Fund. She joined the firm in 1996, and prior to her current position she was an investment data analyst and database programmer in the Quantitative Equity Group. Ms. Holcomb earned a B.A. in mathematics from Goucher College and an M.S. in finance from Loyola College. She has also earned the Chartered Financial Analyst designation.

Robert W. Sharps, CFA, CPA. Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also the lead Portfolio Manager with the Large-Cap Growth Strategy Team in the U.S. Equity Division and a member of the Equity Steering Committee. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has earned the right to use the Chartered Financial Analyst designation and the Certified Public Accountant accreditation.

Sub-Advisor: Turner Investment Partners, Inc. (“Turner”) was founded in 1990. Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

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Day-to-day
Fund	Fund Management

MidCap Growth III	Tara R. Hedlund
Christopher K. McHugh
Jason D. Schrotberger

Tara R. Hedlund, CFA, CPA. Ms. Hedlund joined Turner in 2000. Previously, she was an audit engagement senior at Arthur Andersen LLP. She has been in investment management since 1995. She earned a BBS in Accountancy from Villanova University. She has earned the right to use the Chartered Financial Analyst designation.

Christopher K. McHugh. Mr. McHugh, Vice President and Senior Portfolio Manager, joined Turner in 1990. Prior to joining Turner, he was a performance specialist at Provident Capital Management. He earned a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph’s University.

Jason D. Schrotberger, CFA. Mr. Schrotberger joined Turner in 2001. Previously, he was an investment analyst at BlackRock Financial Management. He has been in investment management since 1994. He earned a BA in Economics from Denison University and an MBA in Finance from the University of Illinois. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), a Delaware corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the “Group”) of UBS

AG.

Investment decisions for the LargeCap Value I Fund are made by investment management teams at UBS Global AM, including Thomas M. Cole, Thomas J. Digenan, John C. Leonard and Scott C. Hazen. No member of the investment management team is primarily responsible for making recommendations for portfolio purchases.

The day-to-day portfolio management for the SmallCap Growth II Fund is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
LargeCap Value I	Thomas M. Cole
Thomas J. Digenan
Scott C. Hazen
John C. Leonard
SmallCap Growth II	Paul A. Graham, Jr.
David N. Wabnik

Thomas M. Cole, CFA. Mr. Cole joined UBS Global AM in 1985. Mr. Cole is responsible for the direction and oversight of the research group of the North American Core Equities Team. He is actively involved in security analysis and the portfolio construction process. Mr. Cole’s prior experience with the firm includes Senior Analyst (responsible for the retail, food, household and personal products, media, auto and auto parts sectors), managing the US Equity Trading Desk and serving as a Portfolio Manager in the US Fixed Income Group. He is a member of the CFA Institute and the Investment Analysts Society of Chicago. He received both his BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

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Thomas J. Digenan, CFA, CPA. Mr. Digenan joined UBS Global AM in 1993. Mr. Digenan participates in the analysis and development of US Equity portfolio. He is responsible for communicating the firm’s equity strategy to clients and investment consultants. Mr. Digenan’s prior experience with the firm includes President of mutual funds and relationship funds organization. Prior to joining the firm, Mr. Digenan was a senior manager in the tax department of KPMG Peat Marwick working exclusively in the investment services industry. Mr. Digenan is a member of the CFA Institute, the Investment Analysts Society of Chicago and the American Institute of Certified Public Accounts.

Paul A. Graham, Jr., CFA. Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Head of Growth Investors and Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

Scott C. Hazen, CFA. Mr. Hazen joined UBS Global AM in 1992 and participates in the analysis and development of U.S. Equity portfolios. Prior to joining the portfolio management team in 2004, Mr. Hazen served as a member of the firm’s global investment team responsible for providing client service and relationship management to the firm’s clients. He earned a BBA from the University of Notre Dame and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation and is a member of the Investment Analysts Society of Chicago.

John C. Leonard, CFA. Mr. Leonard joined UBS Global AM in 1991. Mr. Leonard is Head of North American Equities and is responsible for the development of sector and stock selection strategies within this market. In addition, he is the co-Head of Equities. Prior to joining UBS Global AM, he worked as an investment analyst at a real estate management company and as a financial advisor with two investment management firms. Mr. Leonard received his AB from Dartmouth College and his MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.

David N. Wabnik. Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995.

Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School.

Sub-Advisor: Van Kampen Asset Management (“Van Kampen”), 522 Fifth Avenue, New York, NY 10036, is an indirect wholly owned subsidiary of Morgan Stanley, a publicly held global financial services company.

Van Kampen provides investment advice to a wide variety of individual, institutional, and investment company clients.

Day-to-day
Fund	Fund Management

California Municipal	Mark Paris
Robert J. Stryker
Tax-Exempt Bond	Thomas M. Byron
Mark Paris
Robert J. Stryker

Thomas M. Byron. Mr. Byron, Vice President of Van Kampen, has been at Van Kampen since 1981. He has had portfolio management responsibility since January 1999 for the Tax-Exempt Bond Fund I and its predecessor fund. Mr. Byron earned a BS from Marquette University and an MBA from Depaul University.

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Mark Paris. Mr. Paris, Executive Director of Van Kampen, has been employed by Van Kampen as a Municipal Trader since August 2002 and began managing the Funds in May 2008. Mr. Paris earned his BBA in Finance & Investments from Baruch College, City University of New York.

Robert J. Stryker, CFA. Mr. Stryker, Vice President of Van Kampen, has been associated with Van Kampen in an investment management capacity since February 1994 and began managing the Funds in May 2008. Mr. Stryker earned a BS in Finance from the University of Illinois at Chicago. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute and CFA Society of Chicago.

Sub-Advisor: Westwood Management Corp. ("Westwood"), a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company.

Westwood's principal place of business is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201.

The day-to-day portfolio management is shared by a portfolio management team. The portfolio management team participates in regular meetings during which investment ideas are discussed. Investment decisions are made by majority agreement of the portfolio management team. The team members with the most significant responsibility for the Fund's assets are listed below; the list does not include all members of the investment team.

Day-to-day
Fund	Fund Management
LargeCap Value III	Susan M. Byrne
Mark R. Freeman
Scott D. Lawson
Jay K. Singhania
Kellie R. Stark

Susan M. Byrne. Ms. Byrne has served as Chairman and Chief Investment Officer since founding Westwood in 1983. She participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. She has authority to direct trading activity for the Fund. Ms. Byrne attended the University of California at Berkeley.

Mark R. Freeman, CFA. Mr. Freeman has served as Senior Vice President and Portfolio Manager for Westwood since 2006. He joined Westwood in 1999 and served as Vice President and Portfolio Manager from 2000 to 2006. Mr. Freeman participates in the investment decision process during the portfolio team meetings in which the team determines the stock selection and weights for the model portfolio. He has authority to direct trading activity for the Fund. Mr. Freeman earned a BA in Economics from Millsaps College and an MS in Economics from Louisiana State University. Mr. Freeman has earned the right to use the Chartered Financial Analyst designation.

Scott D. Lawson, CFA. Mr. Lawson has served as Vice President and Senior Research Analyst since joining Westwood in 2003. Prior to joining Westwood, Mr. Lawson was an Assistant Portfolio Manager at Bank of America from 2000 to 2003. Mr. Lawson participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. He has authority to direct trading activity for the Fund. Mr. Lawson earned a BS in Economics from Texas Christian University and an MBA from St. Louis University. Mr. Lawson has earned the right to use the Chartered Financial Analyst designation.

Jay K. Singhania, CFA. Mr. Singhania has served as Vice President and Research Analyst for Westwood since 2004. Prior to this appointment, Mr. Singhania served as Assistant Vice President and Research Analyst for Westwood from 2002 to 2004. He participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. He has authority to direct trading activity on the Fund. Mr. Singhania earned a BBA in Finance from the University of Texas at Austin and participated in its MBA

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Undergraduate Financial Analyst Program, specializing in the Energy sector. Mr. Singhania has earned the right to use the Chartered Financial Analyst designation.

Kellie R. Stark, CFA. Ms. Stark has served as Senior Vice President for Westwood since 2004. Prior to this appointment, she served as Vice President and Associate Portfolio Manager for Westwood from 1997 to 2004. She joined Westwood in 1992. Ms. Stark participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. She has authority to direct trading activity for the Fund. Ms. Stark earned a BS in Finance and an MBA with an emphasis in Accounting from the University of Colorado at Boulder. Ms. Stark has earned the right to use the Chartered Financial Analyst designation.

The Sub-Sub-Advisor

Principal Global Investors, LLC (“‘PGI”) has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of PGI for a certain portion of the Fund’s assets. The sub-sub-advisor is paid a fee by PGI.

PGI is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund’s portfolio are made by Spectrum (“‘Spectrum”), which serves as sub-sub-advisor.

See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers for the Bond & Mortgage Securities Fund.

Fees Paid to the Manager

The Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2008 was:

To be filed by amendment.

A discussion regarding the basis for the Board of Directors approving the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2008 and in the annual report to shareholders for the fiscal year ended October 31, 2008.

Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:

  hire one or more Sub-Advisors;
  change Sub-Advisors; and
  reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund’s reliance on the order; however, only the California Municipal, Inflation Protection, LargeCap Blend I, LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value III, MidCap Growth III, MidCap Value II, SmallCap Growth II, and Tax Exempt Bond Funds intend to rely on the order.

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PURCHASE OF FUND SHARES

Shares of the Funds are generally purchased through persons employed by or affiliated with broker/dealer firms (“‘Financial Professionals”). Financial Professionals may establish shareholder accounts according to their procedures or they may establish shareholder accounts directly with the Fund by visiting www.PrincipalFunds.com to obtain the appropriate forms.

An investment in the Fund may be held in various types of accounts, including individual, joint ownership, trust, and business accounts. The Fund also offers a range of custodial accounts for those who wish to invest for retirement and/ or education expenses. Prospective shareholders should consult with their Financial Professional prior to making decisions about the account and type of investment that are appropriate for them. The Fund reserves the right to refuse any order for the purchase of shares, including those by exchange. Principal may recommend to the Board, and the Board may elect, to close certain funds to new investors or close certain funds to new and existing investors.

Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers' checks, credit card checks, and foreign checks.

Making an Investment

Principal Funds has a minimum initial investment amount of $1,000 and a minimum subsequent investment amount of $100. Initial and subsequent investment minimums apply on a per-fund basis for each Fund or Portfolio in which a shareholder invests.

Shareholders must meet the minimum initial investment amount of $1,000 unless an Automatic Investment Plan (“‘AIP”) is established. With an AIP, the minimum initial investment is $100. Accounts or automatic payroll deduction plans established with an AIP that do not meet the minimum initial investment must maintain subsequent automatic investments that total at least $1,200 annually. Minimums may be waived on accounts set up for: certain employee benefit plans; retirement plans qualified under Internal Revenue Code Section 401(a); payroll deduction plans submitting contributions in an electronic format devised and/or approved by the Fund; Principal Funds asset allocation programs; and purchases through an omnibus account with a broker-dealer, investment advisor, or other financial institution.

Payment. Payment for Fund shares is generally made via personal check or cashiers check. We consider your purchase of Fund shares by check to be your authorization to make an automated clearing house (“ACH”) debit entry to your account. Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 calendar days.

The Funds may, in their discretion and under certain limited circumstances, accept securities as payment for Fund shares at the applicable net asset value (“‘NAV”). For federal income tax purposes, a purchase of shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. Each Fund will value securities used to purchase its shares using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Your Financial Professional can help you buy shares of the Funds by mail, through bank wire, direct deposit, or AIP. No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed). Contact information for the Fund is as follows:

Mailing Addresses:
Regular Mail	Overnight Mail
Principal Funds	Principal Funds
P.O. Box 8024	30 Dan Road
Boston, MA 02266-8024	Canton, MA 02021-2809

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Customer Service

You may speak with a Client Relations Specialist by calling 1-800-222-5852, between 7:00 a.m. and 7:00 p.m. Central Time.

Wire Instructions: To obtain ACH or wire instructions, please contact a Client Relations Specialist.

Direct Deposit

Your Financial Professional can help you make a Direct Deposit from your paycheck (if your employer approves) or from a government allotment. Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Investors Fund account(s). You can request a Direct Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent’s bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

Automatic Investment Plan (“AIP”)

Your Financial Professional can help you establish an AIP. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made. If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day prior to your selected day. The minimum initial investment is waived if you set up an AIP when you open your account. Minimum monthly purchase is $100 per Fund.

Effective the close of business on September 1, 2007, the SmallCap Blend Fund (the “fund”) closed to new investors. With limited exceptions, those who were fund shareholders on September 1, 2007 may, however, continue to purchase shares in fund accounts in existence at that time.

CHOOSING A SHARE CLASS

Your Financial Professional will help you choose the Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance and other factors. Your Financial Professional can also help you choose the share class that is appropriate for you. Financial Professionals may receive different compensation depending upon which class of shares you purchased. The sales charge for Class A shares may be reduced or eliminated for certain types of purchases or for purchases of sufficient size. Your Financial Professional can help you determine whether your investment qualifies for a reduced sales charge.

This prospectus offers three share classes: Class A, Class B, and Class C (not all funds offer Class B shares). Class B shares and Class C shares of the Money Market Fund may be purchased only by exchange from other Fund accounts in the same share class or by reinvestment of distributions made on such shares. Class B shares are not available to SIMPLE, SEP, SAR-SEP, non-qualified deferred compensation, payroll deductions or 403(b) plans that do not currently invest in the Fund’s Class B shares, nor to new participants in any such plans that invest in the Fund’s Class B shares. Class C shares are not available to retirement plans qualified under IRC section 401(a) that are not already investing in Class C shares of other Funds of the Principal Investors Fund, but are available to new participants in plans that currently invest in Class C shares of the Fund. Highlights of each Fund’s share classes and information regarding sales charges and dealer reallowances are provided below.

Each class has different costs associated with buying, redeeming, and holding shares. Which class is best for you depends upon:

  the dollar amount you are investing,
  the amount of time you plan to hold the investment, and
  any plans to make additional investments in the Principal Investors Funds.

Please consult with your Financial Professional before choosing the class of shares that is most appropriate for you. Before you invest, you should understand the characteristics of each share class so you can be sure to choose the class that is right for you.

192	CHOOSING A SHARE CLASSPrincipal Funds, Inc. [FundPhoneNumber]

Fund and share class selections must be made at the time of purchase. The Fund seeks to prevent purchases of Class B shares by shareholders who, through Rights of Accumulation (described below under “Purchases at a Reduced Initial Sales Charge”), are entitled to credit for at least $100,000 of Class A, Class B, Class C, or Class J Shares in Principal Investors Funds eligible for inclusion pursuant to Rights of Accumulation. If you are making an initial purchase of Principal Investors Funds of $100,000 or more and have selected Class B shares, or $1,000,000 or more and have selected Class C shares, the purchase will be of Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Investors Fund Class B share accounts and the combined value of the subsequent investment and your existing Class A, Class B, Class C, and Class J share accounts combined for Rights of Accumulation purposes exceeds $100,000, the subsequent investment will be applied to purchase Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Investors Fund Class C share accounts and the combined value of the subsequent investment and your existing Class A, Class B, Class C, and Class J share accounts combined for Rights of Accumulation purposes exceeds $1,000,000, the subsequent investment will be applied to purchase Class A shares of the Fund(s) you have selected.

CLASS A SHARES

Initial Sales Charge

• You generally pay a sales charge on an investment in Class A shares, which varies based on the amount invested and the Fund selected.

• If you invest $50,000 or more ($250,000 or more for the Ultra Short Bond Fund; $100,000 or more for the Global Diversified Income Fund), the sales charge is reduced.

• You might be eligible for a reduced sales charge. See “Sales Charge Waiver or Reduction (Class A shares).”

• Sales charges might be reduced under the Rights of Accumulation or Statement of Intent, as described below.

Sales Charge Waiver or Reduction (Class A shares)

Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge. The Funds reserve the right to change or stop offering shares in this manner at any time for new accounts and with a 60-day notice to shareholders of existing accounts.

To receive a reduction in your Class A initial sales charge, you or your Financial Professional must let the Fund know at the time you purchase shares that you qualify for such a reduction. If you or your Financial Professional do not let the Fund know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. It may be necessary for you to provide information and records, such as account statements.

Purchase Without an Initial Sales Charge (Class A shares)

No initial sales charge will apply to purchases of $1 million ($500,000 for the Global Diversified Income Fund) or more, although a 1.00% (0.75% for Global Diversified Income Fund; 0.50% for Short-Term Bond and Short-Term Income Funds; 0.25% for LargeCap S&P 500 Index and Ultra Short Bond Funds) contingent deferred sales charge may apply to redemptions made within 18 months after purchase.

No initial sales charge will apply to shares purchased with the proceeds of redemptions of Class A shares of the Funds (other than the Money Market Fund, unless such shares were obtained by exchange of shares of a Fund that imposes an initial sales charge) or with proceeds of redemptions from Class B shares on which a CDSC was paid, or was waived in connection with a Required Minimum Distribution, involuntary redemption or due to the death of the shareholder, within 60 days of redemption. It is the responsibility of the shareholder to notify the Fund at the time of repurchase if the purchase proceeds are from a redemption of the Fund within the past 60 days.

A Fund’s Class A shares may be purchased without a sales charge by the following individuals, groups, and/or entities:

by its current and former Directors, member companies of the Principal Financial Group, and their active or retired employees, officers, directors, brokers, or agents (for the life of the account). This also includes their immediate family members (spouse, domestic partner, children (regardless of age), and parents), and trusts created by or primarily for the benefit of these individuals;

by the Premier Credit Union;

by non-ERISA clients of Principal Global Investors LLC;

Principal Funds, Inc.	CHOOSING A SHARE CLASS	193
www.principalfunds.com

  by any employee or registered representative (and their immediate family members and employees) of an authorized broker-dealer or company that has entered into a selling agreement with Princor or the Distributor;
  through a “wrap account” offered by Princor or through broker-dealers, investment advisors, and other financial institutions that have entered into an agreement with Princor or the Distributor which includes a requirement that such shares be sold for the benefit of clients participating in a “wrap account” or similar program under which clients pay a fee to the broker-dealer, investment advisor, or financial institution;
  to fund non-qualified plans administered by a member company of the Principal Financial Group pursuant to a written service agreement;
  by accounts established as a result of the conversion of Class R shares of the Fund;
  by any investor who buys Class A shares through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, that does not accept or charge the initial sales charge. In addition, the CDSC generally applicable to redemptions of shares made within 18 months after purchase of $1 million ($500,000 for the Global Diversified Income Fund) or more will not be imposed on redemptions of shares purchased through such omnibus account where no sales charge payments were advanced for purchases made through these entities;
  by current and retired Washington Mutual employees and their immediate family members, including children up to and including age 25;
  by former Washington Mutual employees who establish IRAs involving assets from a Washington Mutual retirement or benefit plan, and subsequent investments into such accounts;
  by participants in, or by purchases through, employer-sponsored retirement or benefit plans which were eligible to purchase shares without payment of a sales charge of a predecessor fund prior to the date the successor fund commenced operations; provided, however, that the third party administrator or other service provider the sponsor of the retirement or benefit plan employes utilizes a system for processing purchases of shares that will accommodate waiver of the Fund’s sales charge;
  by individuals who were eligible to purchase shares without payment of a sales charge of a predecessor fund (a fund previously included in the WM Group of Funds) prior to the date the successor fund commenced operations;
  by clients of registered investment advisors that have entered into arrangements with Princor or the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee;
  to qualified retirement plans where the plan’s R-1 or R-2 share investments were redesignated A share investments;
  to qualified retirement plans where the plan’s investments in the Fund are part of an omnibus account or other qualified retirement plans with a total value of at least $500,000;
  existing participants in Employer Sponsored Plans (as defined in Purchase at a Reduced Initial Sales Charge (Class A Shares)) that had at least $1 million in Principal Funds as of January 12, 2007 can purchase Class A shares at net asset value for the duration of that account; and
  new participants in such Employer Sponsored Plans that had at least $2.8 million in Principal Funds as of January 12, 2007 can purchase Class A shares within the plan at net asset value provided the participant notes that he or she meets this qualification on the participant’s initial application to purchase shares.

Purchase at a Reduced Initial Sales Charge (Class A Shares)

1)	Rights of Accumulation. The sales charge varies with the size of your purchase. Purchases made by you, your spouse or domestic partner, your children, the children of your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Class A, B,C and J shares of Principal Funds owned by such persons, to determine the applicable sales charge. Class A shares of Money Market Fund are not included in the calculation unless they were acquired in exchange from other Principal Funds shares. If the total amount being invested in the Principal Funds is near a sales charge breakpoint, you should consider increasing the amount invested to take advantage of a lower sales charge.

2)	Statement of Intent (SOI). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. Purchases made by you, your spouse or domestic partner, or the children of you, your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified

194	CHOOSING A SHARE CLASSPrincipal Funds, Inc.
[FundPhoneNumber]

Purchaser”) will be combined along with the value of existing Class A, B, C and J shares of Principal Investors Fund owned by such persons. Purchases of Class A shares of Money Market Fund are not included. The sales charge is based on the total amount to be invested in a 13 month period. If the intended investment is not made (or shares are sold during the 13 month period), sufficient shares will be sold to pay the additional sales charge due. An SOI is not available for 401(a) plan purchases.

3)	The maximum sales charge that applies to purchases of Class A shares by qualified plans administered by Expertplan, Inc. that were previously converted from B share plans is the sales charge that applies to purchases of at least $250,000 but less than $500,000 as described in the sales charge tables below; the regular sales charge applies to purchases of $500,000 or more in such accounts and to all purchases of the Global Diversified Income, LargeCap S&P 500 Index, Short-Term Bond, Short-Term Income, and Ultra Short Bond Fund shares.

4)	Employer Sponsored Plans. The maximum sales charge for all purchases made in an account that is included in a SIMPLE IRA, SEP, SAR-SEP, non-qualified deferred compensation, payroll deduction or 403(b) plan (“Employer Sponsored Plan”) established prior to March 1, 2002 with Principal Management Corporation as the Funds’ transfer agent, is the sales charge that applies to purchases of at least $100,000 but less than $250,000 as described in the sales charge tables below; the regular sales charge applies to purchases of $250,000 or more in such accounts and to all purchases of the Global Diversified Income, LargeCap S&P 500 Index, Short-Term Bond, Short-Term Income, and Ultra Short Bond Fund shares. The reduced sales charge applies to purchases made by or on behalf of participants to such plans who become participants on or before July 28, 2007.

Purchase of Class A Shares. The offering price for Class A shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, plus any applicable initial sales charge (except for the Money Market Fund) as shown in the tables below. The right-hand column in each table indicates what portion of the sales charge is paid to Financial Professionals and their brokerage firms (“dealers”) for selling Class A shares. For more information regarding compensation paid to dealers, see “Distribution Plan and Additional Information Regarding Intermediary Compensation.”

There is no sales charge on purchases of Class A shares of the Money Market Fund or on purchases of Class A shares of the other funds if the purchase is made within 60 days of the redemption of Class A or B shares of the Fund or described in “Redemption of Fund Shares” provided the shareholder notifies the Fund that the purchase proceeds are from the redemption of Class A shares. Class A shares of the other Funds are purchased with a sales charge that is a variable percentage based on the amount of the purchase. There is no sales charge on shares of a Fund purchased with reinvested dividends or other distributions. Your sales charge may be reduced for larger purchases as indicted below.

Class A Sales Charges

     Bond & Mortgage Securities, California Municipal, SAM Flexible Income Portfolio, Government & High Quality Bond, High Yield II, Income, Inflation Protection, Preferred Securities, Principal LifeTime Strategic Income, Tax-Exempt Bond I and Mortgage Securities Funds(1)

	Sales Charge as % of:
			Dealer Allowance as %
	Offering	Amount	of
Amount of Purchase	Price	Invested	Offering Price
Less than $50,000	4.50%	4.71%	4.00%
$50,000 but less than $100,000	4.00%	4.17%	3.50%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00%(2)

Global Diversified Income

Principal Funds, Inc.	CHOOSING A SHARE CLASS	195
www.principalfunds.com

	Sales Charge as % of:

	Offering	Amount	Dealer Allowance as % of
Amount of Purchase	Price	Invested	Offering Price
Less than $100,000	3.75%	3.90%	3.25%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	1.50%	1.52%	1.00%
$500,000 or more	0.00%	0.00%	0.00%(3)
Short-Term Bond and Short-Term Income Funds
	Sales Charge as % of:
	Offering	Amount	Dealer Allowance as % of
Amount of Purchase	Price	Invested	Offering Price
Less than $50,000	2.50%	2.56%	2.00%
$50,000 but less than $100,000	2.00%	2.04%	1.50%
$100,000 but less than $250,000	1.50%	1.52%	1.00%
$250,000 but less than $500,000	1.25%	1.27%	1.00%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	0.00%	0.00%	0.00%(4)
LargeCap S&P 500 Index Fund
	Sales Charge as % of:
	Offering	Amount	Dealer Allowance as %
Amount of Purchase	Price	Invested	of Offering Price
Less than $50,000	1.50%	1.52%	1.25%
$50,000 but less than $100,000	1.25%	1.27%	1.00%
$100,000 but less than $250,000	1.00%	1.01%	0.75%
$250,000 but less than $500,000	0.75%	0.76%	0.50%
$500,000 but less than $1,000,000	0.50%	0.50%	0.25%
$1,000,000 or more	0.00%	0.00%	0.25%
Ultra Short Bond Fund
	Sales Charge as % of:
	Offering	Amount	Dealer Allowance as % of
Amount of Purchase	Price	Invested	Offering Price
Less than $250,000	1.00%	1.01%	0.75%
$250,000 but less than $500,000	0.75%	0.76%	0.50%
$500,000 but less than $1,000,000	0.50%	0.50%	0.25%
$1,000,000 or more	0.00%	0.00%	0.25%
All other Funds (except Money Market Fund)

196	CHOOSING A SHARE CLASSPrincipal Funds, Inc. [FundPhoneNumber]

	Sales Charge as % of:
	Offering	Amount	Dealer Allowance as % of
Amount of Purchase	Price	Invested	Offering Price
Less than $50,000	5.50%	5.82%	4.75%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00%(2)

(1)	Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher or lower than the percentages noted above.

(2)	The Distributor may pay authorized dealers commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on the next $2 million, 0.35% on the next $5 million, and 0.25% on the amount purchased in excess of $10 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A, B, and C shares.

(3)	The Distributor may pay authorized dealers commissions on purchases of Class A shares over $500,000 calculated as follows: 0.75% on purchases between $500,000 and $3 million, 0.50% on the next $2 million, 0.35% on the next $5 million, and 0.25% on the amount purchased in excess of $10 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A, B, and C shares.

(4)	The Distributor may pay authorized dealers commissions on purchases of Class A shares over $1 million calculated as follows: 0.50% on purchases between $1 million and $3 million, 0.25% on the next $2 million, 0.15% on the next $5 million, and 0.10% on the amount purchased in excess of $10 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A, B, and C shares.

Contingent Deferred Sales Charge (“CDSC”) on Class A Shares. Class A shares purchased in amounts of $1 million ($500,000 for the Global Diversified Income Fund) or more (other than shares of the Money Market Fund) are generally subject to a CDSC of 1.00% (0.75% for the Global Diversified Income Fund; 0.50% for the Short-Term Bond and Short-Term Income Fund; 0.25% for the LargeCap S&P 500 Index and Ultra Short Bond Funds) if the shares are redeemed during the first 18 months after purchase, unless the dealer, at its discretion, has waived the commission. The Distributor may pay authorized dealers commissions up to 1.00% (0.75% for the Global Diversified Income Fund) of the price of such purchases. The CDSC may be waived for redemptions of Class A shares as described under “CDSC Calculation and Waivers.”

Pricing and Sales Charge information is available, free of charge, on our website at www.principalfunds.com.

CLASS B SHARES

Class B shares may not be suitable for large investments. Due to the higher expenses associated with Class B shares, it may be more advantageous for investors to purchase Class A shares. Class B shares of the Money Market Fund may be purchased only by exchange from Class B shares of other Funds and by reinvestment of distributions in Class B shares.

The Fund seeks to prevent purchases of Class B shares by shareholders who, through Rights of Accumulation (described above under “Purchases at a Reduced Initial Sales Charge”) are entitled to credit for at least $100,000 of Class A, Class B, Class C, or Class J shares. The Fund will consider initial purchases of $100,000 or more, and subsequent purchases that would result in an investment of $100,000 or more when combined with a shareholder’s existing account values, as determined using Rights of Accumulation, as a purchase of Class A shares. Class B shares are not available to SIMPLE, SEP, SAR-SEP, non-qualified deferred compensation, payroll deductions or 403(b) plans that do not currently invest in the Fund’s Class B shares, nor to new participants in any such plans that invest in the Fund’s Class B shares.

Principal Funds, Inc.	CHOOSING A SHARE CLASS	197
www.principalfunds.com

The offering price for Class B shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge. A CDSC of up to 5.00% may apply depending on the Fund and time in the investment (see schedule below).

  Shares purchased through reinvestment of dividends and capital gain distributions are not subject to a CDSC.
  There is no CDSC on redemptions of Class B shares held for 5 full years or longer.
  Class B shares have higher annual expenses than Class A shares because they are subject to distribution fees for the first eight years.
  After the eighth year, Class B shares convert automatically to Class A shares of the same Fund, typically without income tax impact.

Within 60 days after a redemption of Class B shares, the proceeds may be reinvested in Class A shares at NAV, if a CDSC was paid. It is the responsibility of the shareholder to notify the Fund at the time of reinvestment if the purchase proceeds are from a redemption of Class B shares. (If a CDSC has been waived in connection with a Required Minimum Distribution, involuntary redemption, or the death of a shareholder, redemption proceeds may not be used to repurchase Class B shares. Following these circumstances, redemption proceeds may be used to purchase Class A shares at NAV.)

The Distributor currently pays authorized dealers commissions of up to 4.00% of the price of Class B shares sold by them.

Contingent Deferred Sales Charge (“CDSC”) on Class B Shares. Each new and subsequent purchase of Class B shares may be subject to a CDSC based upon the schedule below.

A CDSC may be applied to Class B shares of all Funds according to the following schedule:

Year of Redemption	Contingent Deferred
After Purchase	Sales Charge(1)
First	5.00%
Second	5.00%
Third	4.00%
Fourth	3.00%
Fifth	2.00%
Sixth and following	0.00%

(1) Shares purchased on or before January 12, 2007 may be subject to different CDSC schedules as described in the SAI.

Pricing and Sales Charge information is available, free of charge, on our website at www.principalfunds.com.

CLASS C SHARES

Class C shares may not be suitable for large investments. Due to the higher expenses associated with Class C shares, it may be more advantageous for investors currently purchasing, intending to purchase, or with existing assets in amounts that may qualify for a reduced sales charge on Class A shares, including through Rights of Accumulation and/or Statement of Intent, to purchase Class A shares. Class C shares of the Money Market Fund may be purchased only by exchange from Class C shares of other Principal Funds and by reinvestment of distributions made on Class C shares.

The Fund seeks to prevent investments in Class C shares by shareholders with at least $1 million of investments in Principal Funds eligible for inclusion pursuant to Rights of Accumulation. The Funds will consider initial purchases of $1 million or more, and subsequent purchases that would result in an investment of $1 million or more when combined with a shareholder’s existing account values, as determined using Rights of Accumulation, as a purchase of Class A shares. Class C shares are not available to retirement plans qualified under IRC section 401(a) that are not already investing in Class C shares of the Fund, but are available to new participants in plans that currently invest in Class C shares of the Fund.

198	CHOOSING A SHARE CLASSPrincipal Funds, Inc. [FundPhoneNumber]

The offering price for Class C shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge.

  A CDSC of 1.00% may apply if redeemed during the first 12 months after purchase. Unlike Class B shares, Class C shares do not convert to Class A shares, so future distribution and service fees do not decrease.
  Class C shares have higher annual expenses than Class A shares because they are subject to distribution fees.

Within 60 days after redemption of Class C shares, the proceeds may be reinvested in other Class C shares at NAV. It is the responsibility of the shareholder to notify the Fund at the time of reinvestment if the purchase proceeds are from redemption of Class C shares. (If a CDSC has been waived in connection with a Required Minimum Distribution, involuntary redemption, or the death of a shareholder, redemption proceeds may not be used to repurchase Class C shares. Following these circumstances, redemption proceeds may be used to purchase Class A shares at NAV.

The Distributor currently pays authorized dealers commissions of up to 1.00% of the amount invested in Class C shares.

Contingent Deferred Sales Charge (“CDSC”) on Class C Shares. Each initial and subsequent purchase of Class C shares is subject to a CDSC of 1.00% for a period of 12 months from the date of purchase. Shares will be redeemed first from shares purchased through reinvested dividends and capital gain distributions, which are not subject to the CDSC, and then in order of purchase. The CDSC may be waived for redemptions of Class C shares as described under “CDSC Calculation and Waivers.”

Pricing and Sales Charge information is available, free of charge, on our website at www.principalfunds.com.

CDSC CALCULATION AND WAIVERS

The CDSC is based on the lesser of the market value at the time of redemption or the initial purchase price of the shares sold. For Class B shares issued in connection with the WM Reorganization, the CDSC is based on the initial purchase price of the shares sold. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made determines if the newly acquired shares are subject to the CDSC when they are sold.

If you sell some but not all of the shares in your account, the shares not subject to a sales charge will be sold first. Other shares will be sold in the order purchased (first in, first out). The CDSC does not apply to shares redeemed according to a systematic withdrawal plan limited to no more than 1.00% per month (measured cumulatively for non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established.

The CDSC is waived on shares which are sold:

  within 90 days after an account is re-registered due to a shareholder’s death;
  due to the shareholder’s disability, as defined in the Internal Revenue Code provided the shares were purchased prior to the disability;
  from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
  to pay surrender charges;
  to pay retirement plan fees;
  involuntarily from small balance accounts;
  from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k), or 415 of the Internal Revenue Code; or
  from retirement plans to satisfy excess contribution rules under the Internal Revenue Code.

The CDSC is also waived on redemptions of Class B shares from Predecessor Fund accounts opened prior to April 1, 2002 made in connection with distributions from IRAs or other retirement accounts to shareholders over age 59 1/2. This CDSC waiver does not apply to a transfer of assets.

Principal Funds, Inc.	CDSC CALCULATION AND WAIVERS	199
www.principalfunds.com

NOTE: To have your CDSC waived, you must let your advisor or the Fund know at the time you redeem shares that you qualify for such a waiver.

REDEMPTION OF FUND SHARES

After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC or excessive trading fee. There is no additional charge for a sale of shares however; you will be charged a $10 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 calendar days. A sell order from one owner is binding on all joint owners.

* a day when the NYSE is open for normal business

Distributions from IRA, SEP, SIMPLE, 403(b) and SAR-SEP accounts may be taken as:

  lump sum of the entire interest in the account,
  partial interest in the account, or
  periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.

Tax penalties may apply to distributions before the participant reaches age 59 1/2.

Sale of shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Generally, sales proceeds checks are:

  payable to all owners on the account (as shown in the account registration) and mailed to the address on the account (if not changed within last 15 days) or previously authorized bank account.

For other payment arrangements, please call Principal Investors Fund. You should also call Principal Investors Fund for special instructions that may apply to sales from accounts:

  when an owner has died
  for certain employee benefit plans; or
  owned by corporations, partnerships, agents, or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, Principal Investors Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Within 60 calendar days after the sale of shares, you may reinvest the amount of the sale proceeds into any Principal Investors Fund Class A shares without a sales charge if the shares that were sold were Class A shares, or were Class B shares on which a CDSC was paid or on which the CDSC was waived in connection with a Required Minimum Distribution, involuntary redemption, or due to the death of the shareholder. Within 60 calendar days after the sale of Class C shares, any amount of the sale proceeds that you reinvest will be reinvested in Class C shares; shares purchased by redemption proceeds are not subject to the twelve month CDSC. It is the responsibility of the shareholder to notify the Fund at the time of repurchase if the purchase proceeds are from a redemption of the Fund within the past 60 days.

The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the “wash sale” rules resulting in the postponement of the recognition of the loss for tax purposes.

Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds

200	REDEMPTION OF FUND SHARESPrincipal Funds, Inc. [FundPhoneNumber]

may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Sell shares by mail

Send a letter or distribution form (call us for the form) which is signed by the owner/owners of the account to Principal Funds, P.O. Box 8024, Boston, MA 02266-8024. Specify the Fund(s) and account number.

Specify the number of shares or the dollar amount to be sold.

A Medallion Signature Guarantee* will be required if the:

sell order is for more than $100,000;

check is being sent to an address other than the account address;

wire or ACH is being sent to a shareholder’s U.S. bank account not previously authorized;

account address has been changed within 15 days of the sell order; or

check is payable to a party other than the account shareholder(s), Principal Life, or a retirement plan trustee or custodian that has agreed in writing to accept a transfer of assets from the Fund.

* If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.

Sell shares in amounts of $100,000 or less by telephone

  The request may be made by a shareholder or by the shareholder’s Financial Professional.
  The combined amount requested from all funds to which the redemption request relates is $100,000 or less.
  The address on the account must not have been changed within the last 15 days and telephone privileges must apply to the account from which the shares are being sold.
  If our phone lines are busy, you may need to send in a written sell order.
  To sell shares the same day, the order must be received in good order before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).
  Telephone redemption privileges are NOT available for Principal Investors Fund 403(b) plans, inherited IRAs, and certain employer sponsored benefit plans.
  If previously authorized, wire or ACH can be sent to a shareholder’s U.S. bank account.

Sell shares by checkwriting (Class A shares of Money Market Fund only)

  Checkwriting must be elected on initial application or by written request to Principal Investors Fund. Such election continues in effect until the Fund receives written notice revoking or changing the election.
  The Fund can only sell shares after your check making the Fund investment has cleared your bank.
  Checks must be written for at least $250. The Fund reserves the right to increase the minimum check amount.
  The rules of the bank on which the checks are drawn concerning checking accounts apply.
  If the account does not have sufficient funds to cover the check, it is marked “Insufficient Funds” and returned (the Fund may revoke checkwriting on accounts on which “Insufficient Funds” checks are drawn).
  Accounts may not be closed by withdrawal check (accounts continue to earn dividends until checks clear and the exact value of the account is not known until the check is received by the bank).
  Checkwriting is available only for non-qualified accounts.
  Neither the Fund, the bank nor Principal shall incur any liability for honoring the checks, selling shares to pay checks, or for returning checks unpaid.
  Checkwriting may be converted to a point-of-purchase debit from your account. This only applies if such service is available at the business with which you are doing business.

Systematic withdrawal plans

You may set up a systematic withdrawal plan on a monthly, quarterly, semiannual, or annual basis to:

  sell enough shares to provide a fixed amount of money ($100 minimum amount; the required minimum is waived to the extent necessary to meet the required minimum distribution as defined by the Internal Revenue Code), pay insurance or annuity premiums or deposits to Principal Life (call us for details), and provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).
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You can set up a systematic withdrawal plan by:

  completing the applicable section of the application, or
  sending us your written instructions, or
  completing a Systematic Withdrawal Plan Request form (available on www.PrincipalFunds.com), or calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your systematic withdrawal plan continues until:

  you instruct us to stop or
  your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us. Sales made under your systematic withdrawal plan will reduce and may eventually exhaust your account.

The Fund from which the systematic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.

Excessive Trading fee (other than Money Market and Ultra Short Bond Funds). An excessive trading fee may apply to redemptions made within 30 days of purchase as described in “Frequent Purchases and Redemptions.” If excessive trading is deemed to be occurring, additional restrictive actions may be taken, as described in the “Frequent Purchases and Redemption” section.

EXCHANGE OF FUND SHARES

Your shares in the Funds may be exchanged without a sales charge or CDSC for the same class of any other Principal Investors Fund (except Money Market). The Fund reserves the right to revise or terminate the exchange privilege at any time. Notice will be provided to shareholders of any such change, to the extent required by law.

Exchanges from Money Market Fund

Class A shares of Money Market Fund may be exchanged into:

Class A shares of other Funds.

If Money Market Fund shares were acquired by direct purchase, a sales charge will be imposed on the exchange into other Class A shares.

If Money Market Fund shares were acquired by (1) exchange from other Funds, (2) conversion of Class B shares, or (3) reinvestment of dividends earned on Class A shares that were acquired through exchange, no sales charge will be imposed on the exchange into other Class A shares.

Class B or Class C shares of other Funds – subject to the applicable CDSC.

You may exchange shares by:

  sending a written request to Principal Funds, P.O. Box 8024, Boston, MA 02266-8024,
  via the Internet at www.PrincipalFunds.com, or
  calling us, if you have telephone privileges on the account.

Automatic Exchange Election

This election authorizes an exchange from one Principal Investors Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:

completing the Automatic Exchange Election section of the application,

calling us if telephone privileges apply to the account from which the exchange is to be made, or sending us your written instructions.

completing an Automatic Exchange Election form (available on www.principalfunds.com)

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Your automatic exchange continues until:

  you instruct us to stop by calling us if telephone privileges apply to the account or by sending us your written instructions; or
  your Fund account balance is zero.

You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

General

  An exchange by any joint owner is binding on all joint owners.
  If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
  All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
  You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
  For an exchange to be effective the day we receive your instruction, we must receive the instruction in good order at our transaction processing center in Canton, Massachusetts before the close of normal trading on the NYSE
  (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:

  accounts with identical ownership,
  an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership, a single owner to a UTMA account if the owner of the single owner account is also the custodian on the UTMA account, or a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.

Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.

Excessive Trading fee (other than Money Market and Ultra Short Bond Funds). An excessive trading fee may apply to exchanges made within 30 days of purchase as described in “Frequent Purchases and Redemptions.” If excessive trading is deemed to be occurring, additional restrictive actions may be taken, as described below.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

Frequent purchases and redemptions pose a risk to the Funds because they may:

Disrupt the management of the Funds by:

forcing the Funds to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and

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causing unplanned portfolio turnover;

Hurt the portfolio performance of the Funds; and

Increase expenses of the Funds due to:

increased broker-dealer commissions and

increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.

The Funds have adopted procedures to “fair value” foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds may be negatively impacted and may cause investors to suffer the harms described. The potential negative impact and harms of undetected excessive trading in shares of the underlying Funds in which the Principal LifeTime Funds or Strategic Asset Management Funds invest could flow through to the Principal LifeTime Funds and Strategic Asset Management Funds as they would for any Fund shareholder. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may negatively impact the Funds.

Currently the Funds, except the Money Market and Ultra Short Bond Funds, impose an excessive trading fee on redemptions or exchanges of $30,000 or more of a Fund’s Class A, B, and C shares redeemed within 30 days after they are purchased. The fee does not apply to redemptions or exchanges made pursuant to an Automatic Exchange Election or systematic Withdrawal Plan; due to a shareholder’s death or disability (as defined in the Internal Revenue Code); to satisfy minimum distribution rules imposed by the Internal Revenue Code; or where the application of the fee would cause a Fund to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1976, as amended, and the rules and regulations thereunder. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movement in and out of the Funds.

If an intermediary, such as a retirement plan or recordkeeper, is unwilling to impose the Fund’s excessive trading fee, the Fund may waive such fee if it determines that the intermediary is able to implement other policies and procedures reasonably designed to prevent excessive trading in Fund shares. If an intermediary is unable to implement the Fund’s excessive trading policy or to implement other procedures reasonably designed to prevent excessive trading in Fund shares, the Fund may waive the application of its excessive trading policy with respect to transactions of beneficial owners underlying the intermediary’s omnibus account if, in Fund management’s opinion, the purchases and redemptions at the omnibus account level are not likely to have an adverse impact on the management of the Fund’s portfolio. The Fund will monitor net purchases and redemptions in any such omnibus account in an effort to identify trading activity that might adversely impact the management of the Fund’s portfolio and, if such excessive trading is identified, will require the intermediary to prohibit ongoing excessive trading by the underlying beneficial owner or owners whose transactions are determined to be excessive.

In addition, if a Fund deems frequent trading and redemptions to be occurring, action will be taken that may include, but is not limited to:

Increasing the excessive trading fee to 2%,

Increasing the excessive trading fee period from 30 days to as much as 90 days,

Applying the excessive trading fee to redemptions or exchanges of less than $30,000,

Limiting the number of permissible exchanges available to shareholders identified as “excessive traders,”

Limit exchange requests to be in writing and submitted through the United States Postal Service (in which case, requests for exchanges by fax, telephone or internet will not be accepted), and

Taking such other action as directed by the Fund.

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The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.

PRICING OF FUND SHARES

Each Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):

  on a day that the NYSE is open and
  prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For all Funds, except the Money Market Fund, the share price is calculated by:

  taking the current market value of the total assets of the Fund subtracting liabilities of the Fund
  dividing the remainder proportionately into the classes of the Fund subtracting the liability of each class
  dividing the remainder by the total number of shares outstanding for that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.

NOTES:

  If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
  A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund’s Net Asset Value (“NAV”) are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE.
  Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the
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  policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.
  Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The payment schedule is as follows:

  The Bond & Mortgage Securities, California Municipal, Global Diversified Income, Government & High Quality Bond, High Yield, Income, Inflation Protection, Mortgage Securities, Short-Term Bond, Short-Term Income, Tax- Exempt Bond, and Ultra Short Bond Funds declare dividends of their daily net investment income each day their shares are priced. On the last business day of each month the Funds will pay out their accumulated declared dividends.
  The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested into additional shares of the Fund. You may ask to have your dividends paid to you monthly in cash. These cash payments are made on the 20th of each month (or previous business day).
  The Preferred Securities Fund pays its net investment income monthly. The payment date is the last business day of each month.
  The Equity Income, Global Real Estate Securities, and Real Estate Securities Funds and the SAM Flexible Income, SAM Conservative Balanced, and SAM Balanced Portfolios each pay their net investment income quarterly. The payment date is the last business day of March, June, September, and December.
  The Diversified International, International Emerging Markets, International Growth, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, SAM Conservative Growth Portfolio, and SAM Strategic Growth Portfolio Funds pay their net investment income annually. The payment date is the last business day of December.
  The other Funds pay their net investment income annually. The payment date is the fifteenth business day of December.

The Tax Exempt Bond Fund I intends to distribute income that is exempt from federal income tax but may be subject to state and local income tax. Because the Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or other income taxes, it may make distributions of income that are not exempt from federal and other income tax. Any capital gains distributed by the Fund may be taxable.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the eighth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be:

invested in shares of another Principal Investors Fund without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or

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• paid in cash, if the amount is $10 or more.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

NOTES:

  A Fund’s payment of income dividends and capital gains has the effect of reducing the share price by the amount of the payment.
  Distributions from a Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax.
  For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions to IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2009, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

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Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

Additional Considerations for Shareholders of the California Municipal, and Tax-Exempt Bond I (“Municipal Funds”). Distributions designated as “exempt-interest dividends” by any of the Municipal Funds are generally not subject to federal income tax. However, if you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in one of these Funds may have on the federal taxation of your benefits. In addition, an investment in one of these Funds may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. Each of the Municipal Funds may invest a portion of its assets in securities that generate income that is not exempt from federal (or state and local) income tax. Income exempt from federal tax may be subject to state and local income tax. In addition, any capital gains distributed by these Funds will be taxable as described above.

Additional Considerations for Shareholders of the California Municipal Fund. A portion of the dividends paid by the California Municipal Fund may be exempt from California State personal income tax, but not from California State franchise tax or California State corporate income tax. Corporate taxpayers should consult their tax advisor concerning the California state tax treatment of investments in this Fund.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

Rule 12b-1 Fees

Principal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act for each of the Class A (except the Money Market Fund), Class B, and Class C shares of Principal Funds. Under the 12b-1 Plans, each Fund makes payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans are made by the Funds to the Distributor pursuant to the 12b-1 plans regardless of the expenses incurred by the Distributor. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to intermediaries whose customers are shareholders of the funds for sales support services and for providing services to shareholders of that share class. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Funds and may cost you more than other types of sales charges.

The maximum annual Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders under each 12b-1 plan (as a percentage of average daily net assets) is:

Share Class	Maximum Annualized Rate 12b-1 Fee
Class A(1)	0.25% (0.15% for LargeCap S&P 500 Index, Short-Term Bond, and Ultra Short Bond Funds
Class B	1.00%
Class C(2)	1.00%

(1)	Class A shares of the Money Market and Ultra Short Bond Funds are not subject to Rule 12b-1 fees.

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(2) Class C Shares of the Ultra Short Bond Fund are not subject to Rule 12b-1 fees.

Generally, to receive service fees from the Distributor, dealers or other intermediaries must be the dealer of record for shares with average daily net assets of at least $100,000. Generally, Class A shares must be held for three months before these fees are paid. In the case of Class B and C shares, generally these fees are not paid until such shares have been held for twelve months.

The Distributor generally uses distribution fees to finance any activity that is primarily intended to result in the sale of shares and for providing services to shareholders of the share class. In addition to shareholder services, examples of such distribution related expenses include compensation to salespeople, including ongoing commissions payments for class C shares, and selected dealers (including financing the commission paid to the dealer at the time of the sale), printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars.

Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plans if the Board directs the closure of a fund.

Commissions, Finders' Fees, and Ongoing Payments

In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by the Distributor to intermediaries selling Class A shares. The Distributor may pay these intermediaries a finders' fee of up to 1.00% on purchases of $1,000,000 or more, excluding purchases by qualified retirement plans in omnibus accounts which are not subject to initial sales charges. See immediately below for details. See "Choosing a Share Class" for more details. Additionally, as noted above, the Distributor generally makes ongoing payments to your intermediary for services provided to you at an annual rate of up to 0.25% of average net assets attributable to your investment in Class A shares.

The Distributor may pay intermediaries a finders' fee on initial investments by qualified retirement plans in omnibus accounts, which are not subject to initial sales charges, provided the selling intermediary notifies the Distributor within 90 days of the initial purchase that the transaction is eligible for the payment of a finders' fee. The finders' fee on initial investments of $500,000 to $3,000,000 may be in an amount of up to 1% of the initial purchase. Initial investments by qualified retirement plans in omnibus accounts over $3,000,000 may be eligible for a finders' fee in accordance with the schedule determined by the Distributor but shall not be paid a fee greater than 1.00% of the initial amount. Initial investments include transfers, rollovers and other lump sum purchases, excluding ongoing systematic investments, made within 90 days of the initial funding of the account. The dealer shall, upon request by the Distributor provided within 90 days of the triggering event, refund the finders' fee to the Distributor if assets are liquidated within 12 months of the initial purchase or trading restrictions are placed on the account in accordance with the Funds' frequent trading policy.

In the case of Class B shares, the Distributor will pay, at the time of your purchase, a commission to your intermediary in an amount equal to 4.00% of your investment. Additionally, as noted above, the Distributor generally makes ongoing payments to your intermediary for services provided to you at an annual rate of 0.25% of average net assets attributable to your investment in Class B shares.

In the case of Class C shares, the Distributor will pay, at the time of your purchase, a commission to your intermediary in an amount equal to 1.00% of your investment. Additionally, as noted above, the Distributor generally makes ongoing payments to your intermediary for distribution and services provided to you at an annual rate of 1.00% of average net assets attributable to your investment in Class C shares.

Additional Payments to Intermediaries

In addition to, rather than in lieu of, payments for distribution-related expenses and for providing services to shareholders pursuant to 12b-1 plans and fees the Fund pays to its transfer agent, the transfer agent or one of its affiliates, on behalf of a Fund, may enter into agreements with intermediaries pursuant to which the Fund will pay an intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These

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payments are generally based on either (1) a percentage of the average daily net assets of Fund shares serviced by an intermediary and/or (2) a fixed dollar amount for each account serviced by an intermediary.

The Distributor or its affiliates may pay out of their past profits or other resources amounts to intermediaries that support the sale of shares of the Fund or provide services to Fund shareholders. The amount of these payments may create an incentive for the intermediary or its Financial Professionals to recommend or sell shares of the Fund to you. These payments are not reflected in the fees and expenses listed in this prospectus because they are not paid by the Fund.

These additional payments are negotiated and may be based on such factors as the number or value of shares the intermediary sells or may sell; the value of client assets invested; the number of client accounts; or the type and nature of services or support furnished by the intermediary. These payments may be in addition to payments of Rule 12b-1 fees and/or other payments listed above made by a Fund. In connection with these payments, the intermediary may elevate the prominence or profile of the Fund within the intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways with in the intermediary's organization.

Although the additional payments made to an intermediary in any given year may vary, such payments will generally not exceed (a) 0.25% of the current year's sales of Fund shares by that intermediary and/or (b) 0.25% of average daily net assets of Fund shares serviced by that intermediary over the year.

APF Fees

Principal also offers revenue sharing payments related to SAM Portfolio shares purchased prior to March 1, 2006, referred to as "Advisor Paid Fees," to all intermediaries with active selling agreements with the Distributor. The Advisor Paid Fees are paid at an annual rate of up to 0.50% of the average net assets of Class A shares of the Portfolios serviced by such intermediaries and an annual rate of up to 0.125% of the average net assets of Class C shares purchased prior to March 1, 2006, of the Portfolios serviced by such intermediaries. These payments are made from Principal's profits and may be passed on to your Financial Professional at the discretion of his or her intermediary firm. These payments may have created an incentive for the intermediaries and/or Financial Professionals to recommend or offer shares of the Portfolios over other investment alternatives.

Expense Reimbursement

Additionally, the Distributor and its affiliates will, in some cases, provide payments to reimburse directly or indirectly the costs incurred by intermediaries and their associated Financial Professionals in connection with educational seminars and training and marketing efforts related to the Funds for the intermediaries' employees and representatives and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, and meals. The Distributor will also, in some cases, provide payment or reimbursement for expenses associated with qualifying dealers' conferences, transactions ("ticket") charges, and general marketing expenses.

Additional Information

If one mutual fund sponsor makes greater payments than another, your Financial Professional and his or her intermediary may have an incentive to recommend one fund complex over another. Similarly, if your Financial Professional or his or her intermediary receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that share class.

Financial Professionals who deal with investors on an individual basis are typically associated with an intermediary. Financial Professionals may receive some or all of the amounts paid to the intermediary with which he or she is associated. You can ask your Financial Professional for information about any payments he or she or the intermediary receives from the Distributor, its affiliates or the Fund and any services provided.

As of January 1, 2009, the Distributor anticipates that intermediaries that will receive additional payments as described in the additional payments section above (other than: Rule 12b-1 Fees; Commissions, Finder's Fees and Ongoing Payments; APF Fees; and Expense Reimbursement) include, but are not limited to, the following:

210	DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATIONPrincipal Funds, Inc. [FundPhoneNumber]

Acsensus	Merrill Lynch
Advantage Capital Corporation	MidAtlantic Capital
AG Edwards & Sons	Morgan Keegan
AIG Financial Advisors	Morgan Stanley
AIG SunAmerica	MSCS Financial Services
Alerus Retirement Solutions	Mutual Service Corp
American Century Investments	National Financial Services
American General Life Insurance	National Planning Corp.
Ameriprise	Nationwide
Associated Financial Group	Newport Retirement Plan Services
Associated Securities	Next Financial
AST Trust Company	NFP Securities
Bank of America Securities	North Ridge Securities
Bear Stearns	Northeast Retirement Services
Benefit Plan Administrators	Northwestern Mutual
Cadaret Grant	NRP Financial
Charles Schwab & Co.	Pershing
Charles Schwab Trust Company	Plan Administrators, Inc.
Citigroup Global Markets	Principal Global Investors
Citigroup/Smith Barney	Principal Life Insurance Company
Commonwealth Financial Network	Principal Life Trust Company
CompuSys	ProEquities
CPI	Prudential
Daily Access Corporation	Raymond James
Digitial Retirement Solutions	RBC Capital Markets
Edward Jones	RBC Dain Rauscher
ePlan Services	Reliance Trust Company
Expert Plan	Robert W. Baird & Co.
Farmers Financial	Royal Alliance Associates
Fidelity Brokerage Services	Saxony Securities
Financial Network Investment Corp	Scottrade
First Allied Securities	Securian Financial Services
First American Bank	Securities America
First Clearing	SII Investments
Foothill Securities	Southwest Securities
FSC Securities	Standard Retirement Services
G.A. Repple	Stifel Nicolaus & Company
Geneos Wealth Management	TD Ameritrade
Genesis Employee Benefit	Texas Pension Consultants
GPC Securities, Inc.	The Investment Center
Gunn Allen Financial	Thrivent Financial
GWFS Equities	Thrivent Investment Management
H. Beck, Inc.	TransAm Securities
Howe Barnes Investment	Triad Advisors
ICMA-Retirement Corp.	TruSource
ING Financial Partners	U.S. Wealth Advisors
Investacorp	UBS Financial Services
J.W. Cole Financial	Unison
James T. Borello & Co.	VSR Financial Services
Janney Montgomery Scott	Wachovia
JP Morgan	WaMu Investments
July Business Services	Waterstone Financial Group
Key Investments	Wedbush Morgan Securities
Lincoln Financial	Wells Fargo
Lincoln Investment Planning	Willmington Trust Company

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LPL	Workman Securities
Mercer HR Services	WRP Investments

To obtain a current list of such firms, call 1-800-222-5852.

Please speak with your Financial Professional to learn more about the total amounts paid to your Financial Professional and his or her intermediary by the Funds, the Distributor and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Financial Professional at the time of purchase.

Although a Fund may use brokers who sell shares of the Funds to effect portfolio transactions, the sale of shares is not considered as a factor by the Fund's Sub-Advisors when selecting brokers to effect portfolio transactions.

Your intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee is determined and disclosed separately by the intermediary. You should ask your Financial Professional for information about any fees and/or commissions that are charged.

Transfer Agency and Retirement Plan Services. Principal Shareholder Services, Inc. acts as the transfer agent for the Funds. As such, it registers the transfer, issuance, and redemption of fund shares and disburses dividends and other distributions to fund shareholders.

Many fund shares are owned by financial intermediaries for the benefit of their customers. In those cases, the funds often do not maintain an account for these investors. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediaries. The transfer agent may pay these financial intermediaries fees for sub-transfer agency and/or related recordkeeping services. Retirement plans may also hold fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries that sell shares of the funds, may be paid additional amounts. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Distributor for maintaining retirement plan “platforms” that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

The amounts paid to financial intermediaries and plan recordkeepers for sub-transfer agency and recordkeeping services, and their related service requirements may vary across fund groups and share classes. This may create an incentive for financial intermediaries and their Financial Professionals to recommend one fund complex over another or one class of shares over another.

FUND ACCOUNT INFORMATION

Procedures for Opening an Account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity on a timely basis, we may close your account or take such other action as we deem appropriate.

Accounts with foreign addresses cannot be established. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder’s account, we are unable to process any purchases or exchanges on that account.

Orders Placed by Intermediaries

Principal Investors Fund may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of the Fund until

212	FUND ACCOUNT INFORMATIONPrincipal Funds, Inc. [FundPhoneNumber]

3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.

Statements

You will receive quarterly statements for the Funds you own. The quarterly statements provide the number and value of shares you own, transactions during the period, dividends declared or paid, and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell, or exchange shares in the Principal Investors Fund, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information – what you bought or sold, the amount of the transaction, and other important information.

Certain purchases and sales are only included on your quarterly statement. These include accounts:

when the only activity during the quarter:

is purchase of shares from reinvested dividends and/or capital gains,

are purchases under an Automatic Investment Plan,

are sales under a systematic withdrawal plan,

are purchases or sales under an automatic exchange election, or conversion of Class B shares into Class A shares;

used to fund certain individual retirement or individual pension plans; or

established under a payroll deduction plan.

If you need information about your account(s) at other times, you may call us at 1-800-222-5852 or access your account on the internet.

Signature Guarantees

Certain transactions require a Medallion Signature Guarantee, unless specifically waived by the Fund’s transfer agent. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm which participates in a Medallion program recognized by the Securities Transfer Association. A signature guarantee by a notary public or savings bank is not acceptable. Signature guarantees are required:

  if you sell more than $100,000 (in the aggregate) from the Funds;
  if a sales proceeds check is payable to other than the account shareholder(s), Principal Life, or Principal Bank;
  to change ownership of an account;
  to add wire or ACH redemption privileges to a U.S. bank account not previously authorized if there is not a common owner between the bank account and mutual fund account;
  to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account;
  to exchange or transfer among accounts with different ownership; and
  to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days.

Special Plans

The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, systematic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the sales charge or contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

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Minimum Account Balance

Generally, the Funds do not have a minimum required balance. Because of the disproportional high cost of maintaining small accounts, the Funds reserve the right to set a minimum and sell all shares in an account with a value of $1,000 or less. The sales proceeds would then be mailed to you. These involuntary sales will not be triggered just by market conditions. If the Funds exercise this right, you will be notified that the redemption is going to be made. You will have 30 days to make an additional investment and bring your account up to the required minimum. The Funds reserve the right to increase the required minimum.

Telephone and Internet Instructions

The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a password (Personal Identification Number) for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.), and sending written confirmation to the shareholder’s address of record.

If you elect telephone privileges, instructions regarding your account(s) may be given to us via the telephone or internet. Your instructions:

  may be given by calling us at 1-800-222-5852 between 7 a.m. and 7 p.m. Central Time on any day that the NYSE is open;
  may be given by accessing our website (for security purposes you need a user name and password to use any of the internet services, including viewing your account information on-line. If you don’t have a user name or password, you may obtain one at our website). Note: only certain transactions are available on-line.
  must be received in good order at our transaction processing center in Canton, Massachusetts, in their entirety, by us before the close of the NYSE (generally 3:00 p.m. Central Time) to be effective the day of your request;
  are effective the next business day if not received until after the close of the NYSE; and
  may be given to your Financial Professional who will in turn contact us with your instructions (Princor registered representatives may only convey your specific instructions to the Funds’ transfer agent; they may not be granted investment discretion).

NOTE: Instructions received from one owner are binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.

Householding

To avoid sending duplicate copies of materials to households, only one copy of each prospectus, annual and semi-annual report to shareholders will be mailed to shareholders having the same last name and address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Principal Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Principal Funds at 1-800-222-5852. You may notify the Principal Funds in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.

Multiple Translations

This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

Transactions through Financial Institutions/Professionals

Financial institutions and dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institutions or dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectus and SAI. Your financial institution or dealer will provide you with specific information about any processing or service fees you will be charged.

214	FUND ACCOUNT INFORMATIONPrincipal Funds, Inc. [FundPhoneNumber]

Financial Statements

Shareholders will receive an annual financial report for the Funds, audited by the Funds’ independent registered public accounting firm, Ernst & Young LLP. They will also receive a semiannual financial report that is unaudited.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

FINANCIAL HIGHLIGHTS

To be filed by amendment.

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APPENDIX A SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may adversely affect a particular Fund as a whole are called “principal risks.” The principal risks of investing in the Funds are stated above as to each Fund in the Fund’s description. Each of these risks is summarized below. The first three risks described below apply to all of the Funds. The remaining risks apply to certain of the Funds as described previously. Additional information about the Funds, their investments, and the related risks is located under “Certain Investment Strategies and Related Risks” and in the Statement of Additional Information.

Risks Applicable to All Funds

Credit and Counterparty Risk

Each of the funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Liquidity Risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Market Risk

The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Risks Applicable to Certain Funds

Active Trading Risk

A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Derivatives Risk

Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered riskier than direct investments and, in a down market, could become harder to value or sell at a fair price. Some derivative transactions may give rise to leverage. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Emerging Market Risk

Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

216	APPENDIX APrincipal Funds, Inc. [FundPhoneNumber]

Equity Securities Risk

Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Eurodollar and Yankee Obligations Risk

Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that a foreign government will not let U.S. dollar-denominated assets leave the country, the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and adverse political or economic developments will affect investments in a foreign country.

Exchange Rate Risk

Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Exchange-Traded Funds ("ETFs") Risk

To the extent that a Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based, and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses.

Fixed-Income Securities Risk

Fixed-income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Foreign Securities Risk

Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

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Geographic Concentration Risk

Funds that invest significant portions of their assets in concentrated geographic areas such as a particular state or region of the U.S. have more exposure to local or regional economic risks than funds that invest more broadly.

Growth Stock Risk

Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A fund’s strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

High Yield Securities Risk

Fixed-income securities that are not investment grade are commonly referred to as high yield securities or “junk bonds.” While these securities generally provide greater income potential than investments in higher rated fixed-income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed-income securities. High yield securities are considered speculative by the major credit rating agencies.

Initial Public Offerings (“IPOs”) Risk

There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

Investment Company Securities Risk

Certain funds invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including investment advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

Management Risk

Each of the funds is actively managed by its investment advisor or sub-advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub-advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub-advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Segment Risk

Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  MidCap: A fund’s strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.
  LargeCap: A fund’s strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.
  SmallCap: A fund’s strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

Master Limited Partnership ("MLP") Risk

MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries, but they also may finance research and development and other projects. To the extent that an MLP's

218	SUMMARY OF PRINCIPAL RISKSPrincipal Funds, Inc. [FundPhoneNumber]

interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. In addition, MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Mid Cap Stock Risk

Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

Municipal Securities Risk

Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of funds investing in such securities. Funds that invest in municipal securities are also subject to the risk that some or all of the interest they receive from such securities might become taxable by law or determined by the Internal Revenue Service (or the relevant state’s tax authority) to be taxable, in which event the value of such funds’ investments would likely decline.

Non-Diversification Risk

A fund that is non-diversified may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund’s holdings are, the more a specific stock’s poor performance is likely to affect the fund’s performance.

Portfolio Duration Risk

Portfolio duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Prepayment Risk

Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Real Estate Securities Risk

Real estate investment trusts (“REITs”) or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependent on management skills and generally are not diversified. Equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:

  may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
  may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments);
  are subject to cash flow dependency and defaults by borrowers; and
  could fail to qualify for tax-free pass-through of income under the Internal Revenue Code.

REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

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Royalty Trust Risk

A Fund may invest in royalty trusts, which are structured similarly to REITs. A royalty trust generally acquires an interest in natural resource companies or chemical companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. The Fund's investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts' operating expenses, in addition to paying Fund expenses.

Sector Risk

When a fund’s investments are concentrated in a particular industry or sector of the economy (e.g., real estate, technology, financial services), they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. Funds concentrating in a particular industry sector tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. A fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting that industry or sector.

Securities Lending Risk

To earn additional income, the Fund may lend portfolio securities to approved financial institutions. Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the Fund will be unable to recover the loaned security or its value. Further, the cash collateral received by the Fund in connection with such a loan may be invested in a security that subsequently loses value.

Small Company Risk

Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Underlying Fund Risk

The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub-Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2008.

220	SUMMARY OF PRINCIPAL RISKSPrincipal Funds, Inc. [FundPhoneNumber]

PRINCIPAL LIFETIME FUNDS

Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund

The following table shows the percentage of the outstanding shares of the Underlying Funds owned by the SAM Portfolios as of October 31, 2008.

STRATEGIC ASSET MANAGEMENT PORTFOLIOS
	Flexible	Conservative		Conservative	Strategic
	Income	Balanced	Balanced	Growth	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Total

Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund

U.S. Government Securities Risk

Yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities.

U.	S. Government Sponsored Securities Risk

A	fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the

Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk

A fund’s investments in value stocks carry the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or invest in markets

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favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

222	SUMMARY OF PRINCIPAL RISKSPrincipal Funds, Inc. [FundPhoneNumber]

APPENDIX B

DEFINITIONS OF THE INDICES REFERENCED IN THIS PROSPECTUS

The performance tables included in the prospectus provide performance information of various indices. These indices are described in this appendix. An investment cannot be made directly in the indices and the indices’ performance figures do not include any commissions or sales charges that would be paid by investors purchasing the securities represented by the indices.

6 Month LIBOR (London Interbank Offered Rate) Index is an average of the interest rate of U.S. dollar deposits, known as Eurodollars, of a stated maturity.

Barclays Capital Aggregate Bond Index is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Barclays Capital Government/Mortgage Index is a combination of the unmanaged Barclays Capital Government Index and the unmanaged Barclays Capital Mortgage Backed Securities (MBS) Index. The Barclays Capital Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA, and FHLMC.

Barclays Capital 1-3 Government/Credit Bond Index represents a combination of the Government and Corporate Bond indices with maturities between one and three years.

Barclays Capital Municipal Bond Index is an unmanaged index of investment-grade, tax-exempt bonds which have been issued within the last five years and which have at least one year to maturity.

Barclays Capital Mutual Fund 1-5 Government/Credit Index is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.

Barclays Capital U.S. Tier I Capital Securities Index tracks the market for deeply subordinated fixed income securities that qualify for treatment as regulatory capital by regulators or receive quasi-equity credit from ratings agencies. The index is comprised of Tier 1 securities from both banks and non-bank entities (insurance companies seeking regulatory capital treatment, corporate seeking equity treatment).

Barclays Capital U.S. Treasury Bellwethers 3 Month Index is composed of public obligations of the U.S. Treasury with a maturity of three months.

Barclays Capital U.S. Treasury TIPS (Treasury Inflation Protection Securities) Index is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.

Citigroup Broad Market (BMI) Global ex-US Index is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US $100 million and above.

Citigroup Broad Investment-Grade Bond Index measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities, and includes institutionally traded U.S. Treasury, government-sponsored, mortgage-backed, asset-backed, and investment-grade securities.

Citigroup Broad Investment-Grade Credit 1-3 Years Index measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities, with maturities between 1 and 3 years. Indices are unmanaged and individuals cannot invest directly in an index. Index performance information reflects no deduction for fees, expenses, or taxes.

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Citigroup U.S. High Yield Market Capped Index uses the U.S. High Yield Market Index as its foundation, imposing a cap on the par amount of each issuer at US $5 billion.

Citigroup Mortgage Index represents the mortgage-backed securities component of Citigroup’s Broad Investment-Grade Bond Index. It consists of 30- and 15-year agency-issued (Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), and Federal Home Loan Mortgage Corporation (“FHLMC”)) pass-through securities as well as FNMA and FHLMC balloon mortgages.

Citigroup World ex-US Broad Market (BMI) Growth Index is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with growth characteristics and an available free float market cap of US $100 million and above.

FTSE-EPRA (European Public Real Estate Association)-NAREIT (National Association of Real Estate Investment Trusts) Global Real Estate Securities Index is designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, disposure and development of income-producing real estate. For a company to be eligible for inclusion in the index series it must fulfill certain requirements which are specific per geographic region.

Merrill Lynch Fixed Rate Preferred Securities Index tracks the performance of fixed rate US dollar denominated preferred securities issued in the US domestic market. Qualifying securities must be rated investment grade (based on an average of Moody's, S&P and Fitch) and must have an investment grade rated country of risk (based on an average of Moody's, S&P and Fitch foreign currency long term sovereign debt ratings). In addition, qualifying securities must be issued as public securities or through a 144a filing, must be issued in $25, $50, or $100 par/ liquidation preference increments, must have a fixed coupon or dividend schedule and must have a minimum amount outstanding of $100 million.

Merrill Lynch Hybrid Preferred Securities Index is an unmanaged index of investment grade, exchange-traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity.

Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Ex-US is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the US.

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, and Far East) Index is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.

Morgan Stanley Capital International (MSCI) EMF (Emerging Markets Free) Index is an unmanaged index that measures the stock returns of companies in 26 developing countries.

Morgan Stanley Capital International (MSCI) US REIT Index is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.

Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

Morgan Stanley Capital International (MSCI) World Ex-US Growth Index measures global developed market equity performance of growth securities outside of the United States. It is comprised of half the securities in the MSCI World ex U.S. Index, with half of the market capitalization of each country index in the Growth Index (the other half is in the Value Index).

Morningstar Conservative Allocation Category Average is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.

224	DEFINITIONS OF THE INDICES REFERENCED IN THIS PROSPECTUSPrincipal Funds, Inc. [FundPhoneNumber]

Morningstar Diversified Emerging Markets Category Average is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.

Morningstar Foreign Large Blend Category Average is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.

Morningstar Foreign Large Growth Category Average is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.

Morningstar High Yield Bond Category consists of High-Yield bond funds which concentrate on lower-quality bonds. These funds generally offer higher yields than other types of funds - but they are also more vulnerable to economic and credit risk.

Morningstar Inflation Protected Bond Category primarily invest in fixed-income securities that increase coupon and/or principal payments at the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer of these types of securities. Most of these portfolios buy bonds with intermediate- to long-term maturities.

Morningstar Intermediate Government Category Average is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.

Morningstar Intermediate-Term Bond Category Average is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.

Morningstar Large Blend Category Average is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

Morningstar Large Growth Category Average is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

Morningstar Large Value Category Average is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more stable stock prices.

Morningstar Mid-Cap Blend Category Average is an average of net asset value (NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

Morningstar Mid-Cap Growth Category Average is an average of net asset value (NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.

Morningstar Mid-Cap Value Category Average is an average of net asset value (NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.

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Morningstar Moderate Allocation Category Average is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.

Morningstar Muni California Long Category Average is an average of net asset value (NAV) returns of mutual funds that have durations of more than seven years (or, if duration is unavailable, average maturities of more than 12 years).

Morningstar Muni National Long Category Average is an average of net asset value (NAV) returns of mutual funds that invest in municipal bonds with maturities of 10 years or more that are issued by various state and local governments to fund public projects and are free from federal taxes.

Morningstar Short-Term Bond Category Average is an average of net asset value (NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt which have durations between 1 and 3.5 years.

Morningstar Small Blend Category Average is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.

Morningstar Small Growth Category Average is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

Morningstar Small Value Category Average is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.

Morningstar Specialty - Real Estate Category Average is an average of net asset value (NAV) returns of mutual funds that invest primarily in real estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.

Morningstar Target Date Category Average portfolios provide diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. These portfolios get more conservative as the goal date approaches by investing more in bonds and cash. Investment managers structure these portfolios differently; two funds with the same goal year may have different allocations to equities and therefore different levels of return and risk.

Morningstar Ultra Short Bond Category Average is an average of the net asset value (NAV) returns of bond mutual funds that invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year.

Principal LifeTime 2010 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2010 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2020 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2020 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2030 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2030 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

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Principal LifeTime 2040 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2040 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2050 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2050 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime Strategic Income Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime Strategic Income portfolio.

Russell 1000 Growth Index is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.

Russell 1000 Value Index is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.

Russell 2000 Growth Index is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.

Russell 2000 Index is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.

Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

Russell Midcap Index is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.

Russell Midcap Growth Index is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.

Russell Midcap Value Index is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.

S&P 500 Stock Index (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility, and transportation companies.

S&P 500/Citigroup Value Index is a float-adjusted market-capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the value end of the growth-value spectrum. Until December 16, 2005, when Standard & Poor’s changed the name of the index and its calculation methodology, the index was called the S&P 500/Barra Value Index.

S&P MidCap 400 Index is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

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© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

228	DEFINITIONS OF THE INDICES REFERENCED IN THIS PROSPECTUSPrincipal Funds, Inc. [FundPhoneNumber]

APPENDIX C Description of Bond Ratings: Moody’s Investors Service, Inc. Rating Definitions: Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Aa: A: Baa:

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk. Obligations rated Aa are judged to be of high quality and are subject to very low credit risk. Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: B: Caa: Ca:

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk.

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality...but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

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Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest- rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circum- stances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC: Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation.

While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

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Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:

Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, some-
what more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.
SP-2:	A satisfactory capacity to pay principal and interest.
SP-3:	A speculative capacity to pay principal and interest.

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ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated ____________________, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semiannual reports available, free of charge, on our website www.PrincipalFunds.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

232	ADDITIONAL INFORMATIONPrincipal Funds, Inc. [FundPhoneNumber]

PRINCIPAL FUNDS, INC.

INSTITUTIONAL CLASS SHARES

The date of this Prospectus is__________________, 2009.

As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined whether this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Risk/Return Summary	5
LargeCap US Equity Funds
Disciplined LargeCap Blend Fund	9
Equity Income Fund	11
LargeCap Blend Fund I	24
LargeCap Blend Fund II	21
LargeCap Growth Fund	13
LargeCap Growth Fund I	26
LargeCap Growth Fund II	29
LargeCap S&P 500 Index Fund	15
LargeCap Value Fund	18
LargeCap Value Fund I	34
LargeCap Value Fund II	37
LargeCap Value Fund III	32
Small/MidCap US Equity Funds
MidCap Blend Fund	40
MidCap Growth Fund	43
MidCap Growth Fund II	59
MidCap Growth Fund III	53
MidCap S&P 400 Index Fund	50
MidCap Stock Fund	45
MidCap Value Fund I	65
MidCap Value Fund II	62
MidCap Value Fund III	47
SmallCap Blend Fund	89
SmallCap Growth Fund	92
SmallCap Growth Fund I	71
SmallCap Growth Fund II	74
SmallCap Growth Fund III	77
SmallCap S&P 600 Index Fund	95
SmallCap Value Fund	98
SmallCap Value Fund I	83

2

SmallCap Value Fund II	86
SmallCap Value Fund III	80
West Coast Equity Fund	101
International Equity Funds
Diversified International Fund	103
Global Diversified Income Fund
Global Real Estate Securities Fund	106
International Emerging Markets Fund	108
International Fund I	115
International Growth Fund	111
International Value Fund I	113
Real Estate Funds
Real Estate Securities Fund	117
Balanced/Asset Allocation Funds
Principal LifeTime Funds	119
Principal LifeTime 2010 Fund	122
Principal LifeTime 2015 Fund	123
Principal LifeTime 2020 Fund	124
Principal LifeTime 2025 Fund	125
Principal LifeTime 2030 Fund	126
Principal LifeTime 2035 Fund	127
Principal LifeTime 2040 Fund	128
Principal LifeTime 2045 Fund	129
Principal LifeTime 2050 Fund	130
Principal LifeTime 2055 Fund	131
Principal LifeTime Strategic Income Fund	132
Strategic Asset Management Portfolios	134
Flexible Income Portfolio	137
Conservative Balanced Portfolio	138
Balanced Portfolio	139
Conservative Growth Portfolio	140
Strategic Growth Portfolio	141
Short-Term Fixed Income Funds

3

Money Market Fund	143
Short-Term Bond Fund	145
Short-Term Income Fund	148
Ultra Short Bond Fund	150
Fixed Income Funds
Bond & Mortgage Securities Fund	153
Core Plus Bond Fund I	155
Government & High Quality Bond Fund (THIS FUND WILL BE REMOVED BEFORE B FILING DUE TO MERGER)

High Quality Intermediate-Term Bond Fund	157
High Yield Fund	163
High Yield Fund I	160
Income Fund	165
Inflation Protection Fund	167
Mortgage Securities Fund	170
Preferred Securities Fund	172
The Costs of Investing	174
Intermediary Compensation
Certain Investment Strategies and Related Risks	175
Management of the Funds	181
Pricing of Fund Shares	208
Purchase of Fund Shares	209
Redemption of Fund Shares	209
Exchange of Fund Shares	210
Dividends and Distributions	210
Tax Considerations
Frequent Purchases and Redemptions	211
Fund Account Information	212
Portfolio Holdings Information	212
Financial Highlights	214
Appendix A - Summary of Principal Risks	249
Appendix B - Definitions of the Indices Referenced in this Prospectus	255
Appendix C - Description of Bond Ratings	262

4

Additional Information                                                                                                                                   248

5

RISK/RETURN SUMMARY

Principal Funds, Inc. (the “Fund” or “PFI”) offers many investment portfolios (together, the “Funds”) through this prospectus. The Fund’s Co-Distributors are Principal Funds Distributor, Inc. and Princor Financial Services Corp. (together referred to as the “Distributor”).* Principal Management Corporation (Principal)*, the Manager of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Funds.

The Sub-Advisors and the Funds each sub-advise are:

Sub-Advisor	Fund(s)
AllianceBernstein L.P.	LargeCap Value II
SmallCap Growth I
American Century Investment Management, Inc.	LargeCap Growth II
LargeCap Value II
AXA Rosenberg Investment Management LLC	International Value I
Barrow, Hanley, Mewhinney & Strauss, Inc.	MidCap Value III
Black Rock Financial Management, Inc.	Inflation Protection
Causeway Capital Management LLC	International Value Fund I
Columbus Circle Investors*	LargeCap Growth
MidCap Growth
SmallCap Growth III
Dimensional Fund Advisors	SmallCap Value II
Edge Asset Management, Inc.*	Equity Income
High Yield
Income
MidCap Stock
Mortgage Securities
Short-Term Income
Strategic Asset Management Portfolios
West Coast Equity
Emerald Advisers, Inc.	SmallCap Growth II
Essex Investment Management Company, LLC	SmallCap Growth II
Goldman Sachs Asset Management, L.P.	LargeCap Blend I
MidCap Value I
J.P. Morgan Investment Management, Inc.	High Yield I
SmallCap Value I
Jacobs Levy Equity Management, Inc.	MidCap Growth II
MidCap Value II
Lehman Brothers Asset Management, LLC	High Yield I
Los Angeles Capital Management and Equity Research, Inc.	MidCap Value I
SmallCap Value III
MacKay Shields LLC	MidCap Growth Fund II.
Mellon Capital Management Corporation	MidCap Growth III
SmallCap Value I
Pacific Investment Management Company LLC	Core Plus Bond I

6 RISK/RETURN SUMMARY

Principal Global Investors, LLC*	Bond & Mortgage Securities
Disciplined LargeCap Blend
Diversified International
Global Diversified Income
High Quality Intermediate-Term Bond
International Emerging Markets
International Growth
LargeCap S&P 500 Index
LargeCap Value
MidCap Blend
MidCap S&P 400 Index
MidCap Value III
Money Market
Principal LifeTime Funds
Short-Term Bond
SmallCap Blend
SmallCap Growth
SmallCap S&P 600 Index
SmallCap Value
Ultra Short Bond
Principal Real Estate Investors, LLC*	Global Diversified Income
Global Real Estate Securities
Real Estate Securities
Pyramis Global Advisors, LLC	International I
Spectrum Asset Management, Inc.*	Global Diversified Income
Preferred Securities
T. Rowe Price Associates, Inc.	LargeCap Blend II
LargeCap Growth I
Turner Investment Partners, Inc.	MidCap Growth III
UBS Global Asset Management (Americas) Inc.	LargeCap Value I
SmallCap Growth II
Vaughan Nelson Investment Management, LP	SmallCap Value II
Westwood Management Corporation	LargeCap Value III

* Principal Management Corporation, Columbus Circle Investors, Edge Asset Management, Inc., Princor Financial Services Corp., Principal Funds Distributor, Inc., Principal Global Investors, LLC, Principal Real Estate Investors, LLC, and Spectrum Asset Management, Inc. are affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group®.

RISK/RETURN SUMMARY	7

Institutional Class Shares

Only eligible purchasers may buy Institutional Class shares of the Funds. At the present time, eligible purchasers include but are not limited to:

  separate accounts of Principal Life Insurance Company (“Principal Life”);
  Principal Life or any of its subsidiaries or affiliates;
  any fund distributed by PFD and/or Princor if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
  clients of Principal Global Investors, LLC.;
  sponsors, recordkeepers, or administrators of wrap account or mutual fund asset allocation programs or participants in those programs;
  certain pension plans;
  certain retirement account investment vehicles administered by foreign or domestic pension plans;
  an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement; and
  certain institutional clients that have been approved by Principal Life for purposes of providing plan record keeping.

Principal reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

Main Strategies and Risks

Each Fund’s investment objective is described in the summary description of each Fund. The Board of Directors may change a Fund’s objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund’s investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The summary of each Fund also describes each Fund’s primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption “Certain Investment Strategies and Related Risks.”

Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions as more fully described under the caption “Certain Investment Strategies and Related Risks — Temporary Defensive Measures.”

Each Fund is designed to be a portion of an investor’s portfolio. None of the Funds are intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. There can be no assurance that any Fund will achieve its investment objective. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

Factors that may adversely affect a particular Fund as a whole are called “principal risks.” The principal risks of investing in the Funds are stated as to each Fund in the Fund’s description. In addition to the risks identified in each Fund’s description, each of the Funds is also subject to credit and counterparty risk, liquidity risk, and market risk. Each Fund is also subject to underlying fund risk to the extent that a Principal LifeTime Fund or SAM Portfolio invests in the Fund. These risks, and each of the other principal risks, are more fully explained in Appendix A to this prospectus.

8	RISK/RETURN SUMMARY

Investment Results

A bar chart and a table are included with the description of each Fund that has annual returns for a full calendar year. They show the Fund’s annual returns and its long-term performance. The chart shows how the Fund’s performance has varied from year-to-year. The table compares the Fund’s performance over time to that of:

  a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.) and an average of the performance of a group of mutual funds with a similar investment objective and management style (the averages used are prepared by independent statistical services).

Performance for periods prior to the date on which a Fund’s Institutional class shares began operations (as indicated in the tables on the following pages) is based on the performance of the oldest share class of the Fund or a predecessor fund (as noted in the performance chart and table.) Performance which is based on the oldest share class of the Fund has been adjusted to reflect the expenses of the Fund’s Institutional class shares. The adjustments result in performance that is no higher than the historical performance of the Fund’s oldest share class.

Call Principal Funds at 1-800-222-5852 to get the current 7-day yield for the Money Market Fund.

Fees and Expenses

The annual operating expenses for each Fund are deducted from that Fund’s assets (stated as a percentage of Fund assets). Each Fund’s operating expenses are shown following each Fund’s description. A discussion of the fees is found in the section of the Prospectus titled “The Costs of Investing.”

The examples following the expense tables for each Fund are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds.

NOTE:

  No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, the Manager, any Sub-Advisor, or the Distributor.
RISK/RETURN SUMMARY	9

DISCIPLINED LARGECAP BLEND FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Main Strategies and Risks

The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Standard & Poor’s (“S&P”) 500 Index (as of December 31, 2008 this range was between approximately $____ billion and $______billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks.

In selecting securities for investment, the Sub-Advisor, PGI, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below “fair value” for these stocks will result in investment management success. PGI’s investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Equity Securities Risk	• Growth Stock Risk
• Management Risk	• Market Segment (Large Cap) Risk	• Mid Cap Stock Risk
• Securities Lending Risk	• Underlying Fund Risk	• Value Stock Risk

PGI has been the Fund’s Sub-Advisor since December 30, 2002.

10	RISK/RETURN SUMMARY

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008	1 Year	5 Years	Life of Fund*
Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
S&P 500 Index(3)
Morningstar Large Blend Category Average

(1) Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).

(2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. (3) Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2007	Class
Management Fees
Other Expenses
Total Annual Fund Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
	1	3	5	10
Institutional Class

RISK/RETURN SUMMARY	11

EQUITY INCOME FUND

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

Investor Profile:	The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested for growth and who can accept fluctuations in the value of investments and the risks of investing in REIT securities, below-investment grade bonds, or foreign securities.

Main Strategies and Risks

The Fund invests primarily (normally at least 80% of its net assets (plus any borrowings for investment purposes)) in dividend-paying common stocks and preferred stocks. The Fund will invest in some mid cap stocks. The Fund may invest in fixed-income securities of any maturity, including investment grade corporate bonds, mortgage-backed securities, U.S. government securities, and asset-backed securities. The Fund may also invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called “junk bonds”) (rated BB or lower by S&P or Ba or lower by Moody’s). The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a “when-issued” or “delayed-delivery” basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 20% of its assets in real estate investment trust (“REIT”) securities. The Fund may invest up to 25% of its assets in securities of foreign issuers.

The Fund’s investments may also include convertible securities, repurchase agreements, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

In selecting investments for the Fund, Edge looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in “value” stocks currently selling for less than Edge believes they are worth.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	•	Equity Securities Risk	•	Exchange Rate Risk
• Fixed-Income Securities Risk	•	Foreign Securities Risk	•	High Yield Securities Risk
• Management Risk	•	Market Segment (Large Cap) Risk•		Mid Cap Stock Risk
• Prepayment Risk	•	Real Estate Securities Risk	•	Underlying Fund Risk
• U.S. Government Securities Risk	•	U.S. Government Sponsored	•	Value Stock Risk
Securities Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

12	RISK/RETURN SUMMARY

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform the future.

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008	1 Year	5 Years	Life of Fund*
Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
S&P 500 Index(3)
S&P 500/Citigroup Value Index(3)(4)
Morningstar Large Value Category Average

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 31, 1939.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Until December 16, 2005, when Standard & Poor’s changed the name of the index and its calculation methodology, the index was called the S&P 500/Barra Value Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2007	Class
Management Fees
Other Expenses
Total Annual Fund Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
	1	3	5	10
Institutional Class

RISK/RETURN SUMMARY	13

LARGECAP BLEND FUND I

Sub-Advisor(s):	Goldman Sachs Asset Management, L.P. (“GSAM”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in large, established companies.

Main Strategies and Risks

The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests least 80% of its assets (not including securities lending collateral and any investment of that collateral) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2008, the range was between approximately $____ billion and $______billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. Up to 25% of Fund assets may be invested in foreign securities.

GSAM seeks to outperform the S&P 500 Index by overweighting stocks that it believes are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	•	Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	•	Growth Stock Risk	• Management Risk
• Market Segment (Large Cap) Risk	•	Mid Cap Stock Risk	• Securities Lending Risk
• Underlying Fund Risk	•	Value Stock Risk

GSAM became Sub-Advisor to the Fund on December 16, 2002.

14	RISK/RETURN SUMMARY

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform the future.

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008	1 Year	5 Years	Life of Fund*
Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
S&P 500 Index(3)
Morningstar Large Blend Category Average

(1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. (3) Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2007	Class
Management Fees
Other Expenses
Total Annual Fund Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
	1	3	5	10
Institutional Class

RISK/RETURN SUMMARY	15

LARGECAP BLEND FUND II

Sub-Advisor(s):	T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an actively managed portfolio of common stocks, but who prefer investing in larger, established companies.

Main Strategies and Risks

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of December 31, 2008 this range was between approximately $____ billion and $_____billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks.

The Fund will generally remain fully invested (less than 5% cash reserves) and will have approximately the same industry weightings as compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The market capitalization of companies in the Fund’s portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index range. In addition, the Fund has the ability to purchase stocks whose market capitalization falls below the range of companies in the S&P 500 Index.

T. Rowe Price uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index. T. Rowe Price generally purchases for the Fund securities issued by companies in the S&P 500 Index, and therefore, its stock selection process will result in the purchase of both growth and value stocks.

A team of T. Rowe Price equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts’ focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.

In pursuing its investment objective, the Fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.

16	RISK/RETURN SUMMARY

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	•	Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	•	Growth Stock Risk	• Management Risk
• Market Segment (Large Cap) Risk	•	Mid Cap Stock Risk	• Securities Lending Risk
• Value Stock Risk

T. Rowe Price became Sub-Advisor to the Fund effective March 9, 2004.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008	1 Year	5 Years	Life of Fund*
Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
S&P 500 Index(3)
Morningstar Large Blend Category Average

(1) Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

(2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. (3) Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2007	Class
Management Fees
Other Expenses
Total Annual Fund Operating Expenses(1)

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at

RISK/RETURN SUMMARY	17

the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
	1	3	5	10
Institutional Class

18	RISK/RETURN SUMMARY

LARGECAP GROWTH FUND

Sub-Advisor(s):	Columbus Circle Investors (“CCI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of December 31, 2008 this range was between approximately $____ billion and $_____billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. To meet its investment objective, the Fund may invest in initial public offerings and up to 25% in foreign securities.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Equity Securities Risk	•	Exchange Rate Risk	• Foreign Securities Risk
• Growth Stock Risk	•	Initial Public Offerings Risk	• Management Risk
• Market Segment (Large Cap) Risk	•	Mid Cap Stock Risk	• Securities Lending Risk
• Underlying Fund Risk

CCI became the Fund’s Sub-Advisor on January 5, 2005.

RISK/RETURN SUMMARY	19

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008	1 Year	5 Years	Life of Fund*
Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
Russell 1000 Growth Index(3)
Morningstar Large Growth Category Average

(1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. (3) Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2007	Class
Management Fees
Other Expenses
Total Annual Fund Operating Expenses(1)

(1) Expense information has been restated to reflect current fees. Effective January 1, 2007, the Fund’s management fees were increased.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
	1	3	5	10
Institutional Class

20	RISK/RETURN SUMMARY

LARGECAP GROWTH FUND I

Sub-Advisor(s):	T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies with large market capitalizations that exhibit strong growth and free cash flow potential. These companies are generally characterized as “growth” companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations within the range of companies in the Russell 1000® Growth Index (as of December 31, 2008, this range was between approximately $____ billion and $
_________billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. The Fund’s investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The market capitalization of companies in the Fund’s portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index range. In addition, the Fund has the ability to purchase stocks whose market capitalization falls below the range of companies in the Russell index.

T. Rowe Price generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.

Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices and foreign currencies.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	•	Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	•	Growth Stock Risk	• Management Risk
• Market Segment (Large Cap) Risk	•	Mid Cap Stock Risk	• Securities Lending Risk
• Underlying Fund Risk

T. Rowe Price became Sub-Advisor to the Fund on August 24, 2004.

RISK/RETURN SUMMARY	21

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Russell 1000 Growth Index(3) Morningstar Large Growth Category Average

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2007		Class
Management Fees
Total Annual Fund Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

LARGECAP GROWTH FUND II

Sub-Advisor(s):	American Century Investment Management, Inc. (“American Century”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2008, the range was between approximately $______billion and $________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks.

American Century selects stocks of larger-sized companies it believes will increase in value over time using a growth investment strategy it developed. In implementing this strategy, American Century uses a bottom-up approach to stock selection. This means that American Century makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using its extensive computer database, as well as other primary analytical research tools, American Century tracks financial information for individual companies to identify and evaluate trends in earnings, revenues, and other business fundamentals. Under normal market conditions, the Fund’s portfolio will primarily consist of securities of companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help American Century buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

Although American Century intends to invest the Fund’s assets primarily in U.S. stocks, the Fund may invest up to 25% of its assets in securities of foreign companies.

American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in debt securities, options, preferred stock and equity equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. Futures contracts, a type of derivative security, can help the Fund’s cash assets remain liquid while performing more like stocks.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	•	Equity Securities Risk
• Exchange Rate Risk	• Foreign Securities Risk	•	Growth Stock Risk
• Management Risk	• Market Segment (Large Cap) Risk	•	Mid Cap Stock Risk
• Securities Lending Risk	• Underlying Fund Risk

American Century has been the Fund’s Sub-Advisor since December 6, 2000.

RISK/RETURN SUMMARY	23

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Russell 1000 Growth Index(3) Morningstar Large Growth Category Average

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2007		Class
Management Fees
Other Expenses
Total Annual Fund Operating Expenses(1)

(1)	Expense information has been restated to reflect current fees. Effective October 31, 2007, the Fund’s management fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

LARGECAP S&P 500 INDEX FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the S&P 500 Index. PGI attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2008, the market capitalization range of the Index was between approximately $_____billion and $_______billion. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund will invest in some mid cap stocks. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of “active” investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P 500. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets. PGI may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Equity Securities Risk	• Market Segment (Large Cap) Risk
• Mid Cap Stock Risk	• Securities Lending Risk

NOTE:	“Standard & Poor’s 500” and “S&P 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s and
Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

RISK/RETURN SUMMARY	25

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	%
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1) For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) S&P 500 Index(3) Morningstar Large Blend Category Average

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2007		Class
Management Fees
Other Expenses
Total Annual Fund Operating Expenses(1)

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

LARGECAP VALUE FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Main Strategies and Risks

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of December 31, 2008 ranged between approximately $_______billion and $_________billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:

  determination that a stock is selling below its fair market value;
  early recognition of changes in a company’s underlying fundamentals;
  evaluation of the sustainability of fundamental changes; and
  monitoring a stock’s behavior in the market to assess the timeliness of the investment.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Management Risk	• Market Segment (Large Cap) Risk
• Mid Cap Stock Risk	• Securities Lending Risk	• Underlying Fund Risk
• Value Stock Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

RISK/RETURN SUMMARY	27

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Russell 1000 Value Index(3) Morningstar Large Value Category Average

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2007		Class
Management Fees
Total Annual Fund Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

LARGECAP VALUE FUND I

Sub-Advisor(s):	UBS Global Asset Management (Americas) Inc. (“UBS Global AM”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2008 this range was between approximately $________billion and $________billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities, UBS Global AM focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the assessment of UBS Global AM of what a security is worth. UBS Global AM seeks to select securities with fundamental values that it estimates to be greater than its market value at any given time. For each stock under analysis, UBS Global AM bases its estimates of fundamental value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. UBS Global AM then compares its assessment of a security’s value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. UBS Global AM derives investment value and organizes collective investment insights with an emphasis on primary research and company visits.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Equity Securities Risk	• Exchange Rate Risk	•	Foreign Securities Risk
• Management Risk	• Market Segment (Large Cap) Risk	•	Mid Cap Stock Risk
• Securities Lending Risk	• Underlying Fund Risk	•	Value Stock Risk

UBS Global AM has been the Fund’s Sub-Advisor since June 1, 2004.

RISK/RETURN SUMMARY	29

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Russell 1000 Value Index(3) Morningstar Large Value Category Average

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For the period ended October 31, 2007	Class

Management Fees Other Expenses

Total Annual Fund Operating Expenses(1)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

LARGECAP VALUE FUND II

Sub-Advisor(s):	American Century Investment Management, Inc. (“American Century”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

On December 8, 2008, the Board of Directors of Principal Funds, Inc. approved the LargeCap Value Fund I's acquisition of the assets of LargeCap Value Fund II. This proposal does not necessitate a shareholder vote; however, additional information regarding the proposal will be provided to shareholders of the LargeCap Value Fund II.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with market capitalizations similar to companies in the Russell 1000® Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, American Century, uses a value investment strategy that looks for companies that are temporarily out of favor in the market. American Century attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and their price has increased to, or is higher than, a level American Century believes more accurately reflects the fair value of the company. American Century may sell stocks from the Fund’s portfolio if it believes a stock no longer meets its valuation criteria. American Century does not attempt to time the market.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, American Century looks for companies with earnings or cash flows and/or assets that may not be reflected accurately in the companies’ stock prices. American Century also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase. Futures contracts, a type of derivative security, can help the Fund’s cash assets remain liquid while performing more like stocks. American Century has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments.

When American Century believes it is prudent, the Fund may invest a portion of its assets in debt securities of companies, debt obligations of governments and their agencies, options, and other similar securities.

In the event of exceptional market or economic conditions, the Fund may as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or short-term debt securities. To the extent the Fund assumes a defensive position, it will not be pursuing its objective of capital growth.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Management Risk	• Market Segment (Large Cap) Risk
• Mid Cap Stock Risk	• Securities Lending Risk	• U.S. Government Securities Risk
• U.S. Government Sponsored	• Value Stock Risk
Securities Risk

RISK/RETURN SUMMARY	31

American Century has been the Fund’s Sub-Advisor since December 29, 2004.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Russell 1000 Value Index(3) Morningstar Large Value Category Average

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2004).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
	For the period ended October 31, 2007	Class
	Management Fees	0.85%
	Other Expenses	0.01
	Total Annual Fund Operating Expenses(1)	0.86%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective
	February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

LARGECAP VALUE FUND III

Sub-Advisor(s):	AllianceBernstein L.P. ("AllianceBernstein") and Westwood Management Corp. ("Westwood")

Objective: Investor Profile:

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Main Strategies and Risks

Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2008, this range was between approximately $____ billion and $
_______
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund will invest in some mid cap stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.

AllianceBernstein invests primarily in undervalued equity securities of companies that it believes offer above-average potential for growth in future earnings. AllianceBernstein employs an investment strategy generally described as "value" investing. The firm seeks securities that exhibit low financial ratios, can be acquired for less than what AllianceBernstein believes is the issuer's intrinsic value, or whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value-oriented investing entails adhering to a strong "sell discipline" that generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value-oriented investments may include securities of companies in cyclical industries during periods when such securities appear to AllianceBernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that AllianceBernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For AllianceBernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

The equity securities in which Westwood invests will be primarily common stocks, but may also include shares of large-cap stocks of exchange-traded funds ("ETFs"), real estate investment trusts ("REITs"), royalty trusts, and master limited partnerships ("MLPs"). Westwood will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies.

Westwood invests in approximately 40-60 securities with attractive valuations. In selecting investments for the Fund, Westwood utilizes a value style of investing in choosing common stocks that it believes are currently undervalued in the market and possess limited downside risk. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt/equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target or a change to a company's fundamentals that negatively impacts the original investment thesis. Westwood will not necessarily sell a security that has depreciated below the Fund's target capitalization range.

Among the Principal risks (defined in Appendix A) of investing in the Fund are:

• Equity Securities Risk	• Exchange Rate Risk	• Exchange-Traded Funds Risk
• Foreign Securities Risk	• Management Risk	• Market Segment (Large Cap) Risk
• Master Limited Partnerships Risk	• Mid Cap Stock Risk	• Real Estate Securities Risk

[FundNameFooter]		RISK/RETURN SUMMARY	33
www.principal.com

• Royalty Trust Risk	• Securities Lending Risk	• Underlying Fund Risk
• Value Stock Risk

AllianceBernstein has been the Fund's Sub-Advisor since December 6, 2000. Westwood has been a sub-advisor to the Fund since July 15, 2008.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Russell 1000 Value Index(3) Morningstar Large Value Category Average

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		0.76%
	Total Annual Fund Operating Expenses	0.76%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

MIDCAP BLEND FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap® Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that superior stock selection is the key to consistent out-performance. PGI seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research.

PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Equity Securities Risk
  Growth Stock Risk
  Market Segment (Mid Cap) Risk
  Value Stock Risk
  Exchange Rate Risk
  Initial Public Offerings Risk
  Mid Cap Stock Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

  Foreign Securities Risk
  Management Risk
  Securities Lending Risk
[FundNameFooter]	RISK/RETURN SUMMARY	35
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Russell Midcap Index(3) Morningstar Mid-Cap Blend Category Average

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		0.64%
Other Expenses		0.01
	Total Annual Fund Operating Expenses(1)	0.65%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

MIDCAP GROWTH FUND

Sub-Advisor(s): Objective: Investor Profile:

Columbus Circle Investors (“CCI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above-average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals seeks to select companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Active Trading Risk	•	Equity Securities Risk
•	Foreign Securities Risk	•	Growth Stock Risk
•	Management Risk	•	Market Segment (Mid Cap) Risk
•	Securities Lending Risk

CCI became the Fund’s Sub-Advisor on January 5, 2005.

  Exchange Rate Risk
  Initial Public Offerings Risk
  Mid Cap Stock Risk
[FundNameFooter]	RISK/RETURN SUMMARY	37
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Russell Midcap Growth Index(3) Morningstar Mid-Cap Growth Category Average

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		0.65%
Other Expenses		0.06
	Total Annual Fund Operating Expenses(1)	0.71%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

MIDCAP GROWTH FUND II

Sub-Advisor(s):	Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) and MacKay Shields LLC (“MacKay Shields”)

Objective: Investor Profile:

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

In April 2009, MacKay Shields LLC will no longer be a Sub-Advisor to this Fund. Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) will continue to use the strategies attributed to it in the prospectus.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the MidCap Growth Fund III's acquisition of the assets of MidCap Growth Fund II. At the time of the acquisition, Jacobs Levy will become an additional sub-advisor to MidCap Growth Fund III. The proposed acquisition will be submitted for shareholder approval at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for April 2009. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders in March 2009.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index) (as of December 31, 2008, this range was between approximately $____ billion and $____ billion at the time of purchase). Market capitalization is defined as total current market value of a company’s outstanding common stock. Companies may range from the well-established and well-known to the new and unseasoned.

Jacobs Levy selects stocks using a growth oriented investment approach based on proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as “disentangling.” The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.

Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

MacKay Shields invests in growth stocks by utilizing a bottom-up approach that combines time-tested fundamental multi-factor screens with hands-on fundamental research. MacKay Shields looks to capitalize on evolving growth trends while adhering to risk controls. As a result of its process, MacKay Shields seeks to invest primarily in companies with a history of increasing earnings and sales at a rate that is generally higher than that of average companies. MacKay Shields process leads to a diversified portfolio. The Fund may engage in the lending of portfolio securities and may invest in securities of foreign issuers. The Fund may also use various techniques, such as buying and selling exchange traded funds, to increase or decrease exposure to changing security prices or other factors that affect security value.

MacKay Shields maintains a flexible approach toward investing in various types of companies as well as multiple types of securities, including common stocks, preferred stocks, warrants and other equity securities, depending upon the economic environment and the relative attractiveness of the various securities markets. MacKay Shields may invest in any securities that, in its judgment, are ready for a rise in price, or are expected to undergo an acceleration in growth of earnings. The latter could occur because of special factors, such as new management, new products, changes in consumer demand, and changes in the economy.

MacKay Shields may sell a stock if the stock’s earnings growth rate decelerates, if its valuation is deemed too high in relation to its growth rate or to its peer group or if, in general, MacKay Shields does not believe that the security will help the Fund meet its investment objective.

[FundNameFooter]	RISK/RETURN SUMMARY	39
www.principal.com

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Equity Securities Risk	• Exchange Rate Risk
• Exchange-Traded Funds Risk	• Foreign Securities Risk	• Growth Stock Risk
• Management Risk	• Market Segment (Mid Cap) Risk	• Mid Cap Stock Risk
• Securities Lending Risk

Jacobs Levy has been the Fund’s Sub-Advisor since January 2, 2008. MacKay Shields has been the Fund’s Sub-Advisor since January 2, 2008.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Russell Midcap Growth Index(3) Morningstar Mid-Cap Growth Category Average

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2004).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		1.00%
Other Expenses		0.01
	Total Annual Fund Operating Expenses(1)	1.01%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

[FundNameFooter]	RISK/RETURN SUMMARY	41
www.principal.com

MIDCAP GROWTH FUND III

Sub-Advisor(s):	Mellon Capital Management Corporation (“Mellon Capital”) and Turner Investment Partners, Inc. (“Turner”)

Objective: Investor Profile:

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the MidCap Growth Fund III's acquisition of the assets of MidCap Growth Fund II. At the time of the acquisition, Jacobs Levy will become an additional sub-advisor to MidCap Growth Fund III. The proposed acquisition will be submitted for shareholder approval at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for April 2009. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders in March 2009.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2008 this range was between approximately $
_____
billion and $
_____
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Turner invests the assets allocated to it in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index.

Turner selects stocks that it believes have strong earnings growth potential. Turner invests assets allocated to it in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions, Turner's portion of the Fund is fully invested.

In the view of Mellon Capital, many medium-sized companies:

  are in fast growing industries,
  offer superior earnings growth potential, and
  are characterized by strong balance sheets and high returns on equity.

Mellon Capital may also hold assets allocated to it in investments in large and small capitalization companies, including emerging and cyclical growth companies.

Mellon Capital uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. Mellon Capital holds securities generally characterized by strong earnings momentum measures and higher expected earnings per share growth.

Mellon Capital's valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell," or "hold." The decision to buy, sell or hold is made by Mellon Capital based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Capital manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Exchange Rate Risk
  Initial Public Offerings Risk
  Mid Cap Stock Risk
  Emerging Market Risk
  Foreign Securities Risk
  Management Risk
  Securities Lending Risk
  Equity Securities Risk
  Growth Stock Risk
  Market Segment (Mid Cap) Risk
  Underlying Fund Risk

Turner has been the Fund’s Sub-Advisor since December 6, 2000. Mellon Capital has been a Sub-Advisor to this Fund since November 21, 2008.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1) For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Russell Midcap Growth Index(3) Morningstar Mid-Cap Growth Category Average

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisor Preferred shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

[FundNameFooter]	RISK/RETURN SUMMARY	43
www.principal.com

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2007	Class
Management Fees	0.99%
Other Expenses	0.01
Total Annual Fund Operating Expenses(1)	1.00%

(1)	Expense information has been restated to reflect current fees. Effective October 31, 2007, the Fund’s management fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

MIDCAP S&P 400 INDEX FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor’s (“S&P”) MidCap 400 Index. The Sub-Advisor, PGI, attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2008, the market capitalization range of the Index was between approximately $
________
billion and $
________
billion. Market capitalization is defined as total current market value of a company's outstanding common stock. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of “active” investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P MidCap 400. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk • Mid Cap Stock Risk

• Equity Securities Risk • Securities Lending Risk

• Market Segment (Mid Cap) Risk

NOTE:	”Standard & Poor’s MidCap 400” and “S&P MidCap 400” are trademarks of The McGraw-Hill Companies, Inc.
and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

[FundNameFooter]	RISK/RETURN SUMMARY	45
www.principal.com

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) S&P MidCap 400 Index(3) Morningstar Mid-Cap Blend Category Average

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		0.15%
Other Expenses		0.02
	Total Annual Fund Operating Expenses(1)	0.17%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

[FundNameFooter]	RISK/RETURN SUMMARY	47
www.principal.com

MIDCAP STOCK FUND

Sub-Advisor(s): Objective: Investor Profile:

Edge Asset Management, Inc. (“Edge”)

The Fund seeks to provide long-term capital appreciation.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth and the risk of investing in real estate investment trust (“REIT”) and foreign securities.

Main Strategies and Risks

The Fund invests primarily in common stocks of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap 400 Index, which as of December 31, 2008 ranged between approximately $
________
billion and $
________
billion at the time of purchase). Market capitalization is defined as total current market value of a company’s outstanding common stock.

The Fund may invest up to 20% of its assets in REIT securities. The Fund may invest in fixed-income securities of any maturity, including investment grade corporate bonds and mortgage-backed securities, and may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called “junk bonds”). The Fund may also invest in money market instruments for temporary or defensive purposes.

The Fund may purchase or sell U.S. government securities and collateralized mortgage obligations on a “when-issued” or “delayed-delivery” basis in an aggregate of up to 20% of the market value of its total assets. The Fund may invest up to 25% of its assets in the securities of foreign issuers.

In selecting investments for the Fund, Edge looks for equity investments in companies that have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long run. In determining whether securities should be sold, Edge considers factors such as high valuations relative to other investment opportunities and deteriorating short- or long-term business fundamentals or future growth prospects. The Fund will not necessarily dispose of a security merely because its issuer’s market capitalization is no longer in the range represented by the S&P MidCap 400 Index.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Equity Securities Risk
  Foreign Securities Risk
  Management Risk
  Prepayment Risk
  Underlying Fund Risk
  Exchange Rate Risk
  Growth Stock Risk
  Market Segment (Mid Cap) Risk
  Real Estate Securities Risk
  U.S. Government Securities Risk
  Fixed-Income Securities Risk
  High Yield Securities Risk
  Mid Cap Stock Risk
  Securities Lending Risk
  Value Stock Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) S&P MidCap 400 Index(3) Morningstar Mid-Cap Blend Category Average

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on March 1, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		0.75%
Other Expenses		0.01
	Total Annual Fund Operating Expenses	0.76%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

[FundNameFooter]	RISK/RETURN SUMMARY	49
www.principal.com

MIDCAP VALUE FUND I

Sub-Advisor(s):	Goldman Sachs Asset Management, L.P. (“GSAM”) and Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”)

Objective: Investor Profile:	The Fund seeks long-term growth of capital. The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

Main Strategies and Risks

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of December 31, 2008, the range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

GSAM selects stocks using a value oriented investment approach. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company’s long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM’s view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company’s financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

LA Capital employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm’s proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security’s exposure and the Model’s expected return for each factor.

The portion of the Fund’s assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell MidCap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm’s Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Emerging Markets Risk
  Foreign Securities Risk
  Mid Cap Stock Risk
  Underlying Fund Risk
  Equity Securities Risk
  Management Risk
  Real Estate Securities Risk
  Value Stock Risk
  Exchange Rate Risk
  Market Segment (Mid Cap) Risk
  Securities Lending Risk

GSAM has been the Fund’s Sub-Advisor since December 29, 2003. LA Capital was added as an additional Sub-Advisor on October 3, 2005.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Russell Midcap Value Index(3) Morningstar Mid-Cap Value Category Average

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		0.99%
Other Expenses		0.01
	Total Annual Fund Operating Expenses(1)	1.00%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

[FundNameFooter]	RISK/RETURN SUMMARY	51
www.principal.com

MIDCAP VALUE FUND II

Sub-Advisor(s): Objective: Investor Profile:

Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the MidCap Value Fund I's acquisition of the assets of MidCap Value Fund II. This proposal does not necessitate a shareholder vote; however, additional information regarding the proposal will be provided to shareholders of the MidCap Value Fund II.

Main Strategies and Risks

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap® Value Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. Companies may range from the well-established and well-known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

Jacobs Levy selects stocks by using a value oriented investment approach and using proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as “disentangling.” The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.

Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Exchange Traded Funds Risk
  Market Segment (Mid Cap) Risk
  Securities Lending Risk
  Equity Securities Risk
  Foreign Securities Risk
  Mid Cap Stock Risk
  Value Stock Risk

Jacobs Levy has been a sub-advisor to the Fund since June 30, 2006.

  Exchange Rate Risk
  Management Risk
  Real Estate Securities Risk

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Russell Midcap Value Index(3) Morningstar Mid-Cap Value Category Average

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		0.99%
Other Expenses		0.01
	Total Annual Fund Operating Expenses(1)	1.00%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

[FundNameFooter]	RISK/RETURN SUMMARY	53
www.principal.com

MIDCAP VALUE FUND III

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”) and Barrow, Hanley, Mewhinney & Strauss, Inc.
(“BHMS”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

The portion of Fund assets managed by PGI is invested in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund’s investments are selected primarily on the basis of fundamental security analysis, focusing on the company’s financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

The BHMS investment strategy of emphasizing low P/E ratios, low price/book ratios and high dividend yields should provide a measure of protection in down markets, helping to preserve assets. In periods of economic recovery and rising equity markets, profitability and earnings growth should be rewarded by the expansion of price/earnings ratios and the generation of excess returns. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS does not attempt to time the market for short-term gains.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Equity Securities Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Initial Public Offerings Risk	• Management Risk	• Market Segment (Mid Cap) Risk
• Mid Cap Stock Risk	• Real Estate Securities Risk	• Securities Lending Risk
• Value Stock Risk

54 RISK/RETURN SUMMARY

PGI has been the Fund’s Sub-advisor since December 6, 2000. BHMS was added as an additional Sub-Advisor on July 12, 2005.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Russell Midcap Value Index(3) Morningstar Mid-Cap Value Category Average

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholder held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.

(3)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(4)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		0.65%
Other Expenses		0.02
	Total Annual Fund Operating Expenses(1)	0.67%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[FundNameFooter]	RISK/RETURN SUMMARY	55
www.principal.com

Number of years you own your shares

1 3

5 10

Institutional Class

SMALLCAP BLEND FUND (Closed to new investors as of September 1, 2007)

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

PGI may purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Equity Securities Risk
  Growth Stock Risk
  Market Segment (Small Cap) Risk
  Value Stock Risk
  Exchange Rate Risk
  Initial Public Offerings Risk
  Securities Lending Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

  Foreign Securities Risk
  Management Risk
  Small Company Risk
[FundNameFooter]	RISK/RETURN SUMMARY	57
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Russell 2000 Index(3) Morningstar Small Blend Category Average

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expense of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		0.75%
Other Expenses		0.01
	Total Annual Fund Operating Expenses(1)	0.76%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

SMALLCAP GROWTH FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of December 31, 2008, the range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.
PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

The Fund may invest in foreign securities, including securities of companies that are located or do business in emerging markets, and in initial public offerings.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Emerging Market Risk
  Foreign Securities Risk
  Management Risk
  Small Company Risk
  Equity Securities Risk
  Growth Stock Risk
  Market Segment (Small Cap) Risk
  Underlying Fund Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

  Exchange Rate Risk
  Initial Public Offerings Risk
  Securities Lending Risk
[FundNameFooter]	RISK/RETURN SUMMARY	59
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Russell 2000 Growth Index(3) Morningstar Small Growth Category Average

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		0.75%
Other Expenses		0.01
	Total Annual Fund Operating Expenses	0.76%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

SMALLCAP GROWTH FUND I

Sub-Advisor(s): Objective: Investor Profile:

AllianceBernstein L.P. ("AllianceBernstein")

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the SmallCap Growth Fund I’s acquisition of the assets of SmallCap Growth Fund III. At the time of the acquisition, CCI will become an additional sub-advisor to SmallCap Growth Fund I. The proposed acquisition will be submitted for shareholder approval at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for April 2009. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders in March 2009.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2008, the range was between approximately $____ billion and $____ billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

AllianceBernstein employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies whose prospective earnings growth has been underestimated by the marketplace or whose earnings prospects are not fully reflected in current market valuations. In doing so, AllianceBernstein analyzes such factors as:

  Earnings growth potential relative to competitors
  Market share and competitive leadership of the company's products
  Quality of management
  Financial condition (such as debt to equity ratio)
  Valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

AllianceBernstein follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Foreign Securities Risk
  Management Risk
  Small Company Risk
  Equity Securities Risk
  Growth Stock Risk
  Market Segment (Small Cap) Risk
  Underlying Fund Risk

Alliance became Sub-Advisor to the Fund on March 29, 2003.

  Exchange Rate Risk
  Initial Public Offerings Risk
  Securities Lending Risk
[FundNameFooter]	RISK/RETURN SUMMARY	61
www.principal.com

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Russell 2000 Growth Index(3) Morningstar Small Growth Category Average

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		1.10%
Other Expenses		0.02
	Total Annual Fund Operating Expenses(1)	1.12%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have changed effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class Calendar Year Total Returns (%) as of 12/31 each year (PERFORMANCE GRAPH)

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘01

Average Annual Total Returns (%)(1) For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Russell 2000 Growth Index(3) Morningstar Small Growth Category Average

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2007	Class
Management Fees	1.10%
Other Expenses	0.02
Total Annual Fund Operating Expenses(1)	1.12%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have changed effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

[FundNameFooter]	RISK/RETURN SUMMARY	63
www.principal.com

SMALLCAP GROWTH FUND II

Sub-Advisor(s):	UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), Emerald Advisers,
Inc. (“Emerald”), and Essex Investment Management Company, LLC (“Essex”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum, and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.

UBS Global AM may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.

Essex selects stocks of companies that are exhibiting improving business fundamentals and that Essex believes are undervalued relative to each company’s future growth potential. Ordinarily, the Fund will invest in companies from all sectors of the market based on Essex’s fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Essex uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential. Ordinarily, the Fund will sell a stock if the business fundamentals demonstrate a significant deterioration, or if the valuation is no longer attractive relative to Essex’s long-term growth expectations.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Growth Stock Risk	• Initial Public Offerings Risk

64	RISK/RETURN SUMMARY

• Management Risk	• Market Segment (Small Cap) Risk •	Securities Lending Risk
• Small Company Risk

UBS Global AM became the Fund’s Sub-Advisor on April 22, 2002. Emerald was added as an additional Sub-Advisor on September 1, 2004. Essex was added as an additional Sub-Advisor on June 30, 2006.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Russell 2000 Growth Index(3) Morningstar Small Growth Category Average

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		0.99%
Other Expenses		0.01
	Total Annual Fund Operating Expenses(1)	1.00%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have changed effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[FundNameFooter]	RISK/RETURN SUMMARY	65
www.principal.com

Number of years you own your shares

1 3

5 10

Institutional Class

SMALLCAP GROWTH FUND III

Sub-Advisor(s): Objective: Investor Profile:

Columbus Circle Investors (“CCI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the SmallCap Growth Fund I's acquisition of the assets of SmallCap Growth Fund III. At the time of the acquisition, CCI will become an additional sub-advisor to SmallCap Growth Fund I. The proposed acquisition will be submitted for shareholder approval at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for April 2009. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders in March 2009.

Main Strategies and Risks

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations similar to the companies in the Russell 2500 Growth Index (as of December 31, 2008, the range was between approximately $
________
billion and $
________
billion)), at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Foreign Securities Risk
  Management Risk
  Securities Lending Risk
  Underlying Fund Risk
  Equity Securities Risk
  Growth Stock Risk
  Market Segment (Small Cap and Mid Cap) Risk
  Exchange Rate Risk
  Initial Public Offerings Risk
  Mid Cap Stock Risk
  Small Company Risk

CCI has sub-advised this Fund since December 15, 2006.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

[FundNameFooter]	RISK/RETURN SUMMARY	67
www.principal.com

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Russell 2500 Growth Index(3) Morningstar Small Growth Category Average

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		1.10%
Other Expenses		0.01
	Total Annual Fund Operating Expenses(1)	1.11%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

SMALLCAP S&P 600 INDEX FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor’s (“S&P”) SmallCap 600 Index. The Sub-Advisor, PGI, attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2008, the market capitalization range of the Index was between approximately $
________
billion and $
________
billion. Market capitalization is defined as total current market value of a company's outstanding common stock. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of “active” investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P SmallCap 600. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk • Securities Lending Risk

• Equity Securities Risk • Small Company Risk

• Market Segment (Small Cap) Risk • Underlying Fund Risk

NOTE:	”Standard & Poor’s SmallCap 600” and “S&P SmallCap 600” are trademarks of The McGraw-Hill Companies,
Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

[FundNameFooter]	RISK/RETURN SUMMARY	69
www.principal.com

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) S&P SmallCap 600 Index(3) Morningstar Small Blend Category Average

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		0.15%
Other Expenses		0.01
	Total Annual Fund Operating Expenses(1)	0.16%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

[FundNameFooter]	RISK/RETURN SUMMARY	71
www.principal.com

SMALLCAP VALUE FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

The Fund may invest in initial public offerings.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Foreign Securities Risk
  Market Segment (Small Cap) Risk
  Small Company Risk
  Equity Securities Risk
  Initial Public Offerings Risk
  Real Estate Securities Risk
  Underlying Fund Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

  Exchange Rate Risk
  Management Risk
  Securities Lending Risk
  Value Stock Risk

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Russell 2000 Value Index(3) Morningstar Small Value Category Average

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class Shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		0.75%
	Total Annual Fund Operating Expenses	0.75%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

[FundNameFooter]	RISK/RETURN SUMMARY	73
www.principal.com

SMALLCAP VALUE FUND I

Sub-Advisor(s):	Mellon Capital Management Corporation (“Mellon Capital”) and J.P. Morgan Investment Management, Inc. (“J.P. Morgan”)

Objective: Investor Profile:

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

Main Strategies and Risks

The Fund invests primarily in a diversified group of equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Value Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. Up to 25% of the Fund’s assets may be invested in foreign securities. The Fund may also purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition.

J.P. Morgan uses a combination of quantitative and fundamental research, and then implements a disciplined portfolio construction process to build a portfolio. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000® Value Index. J.P. Morgan continuously screens the small company universe to identify those companies that exhibit favorable valuation and momentum factor rankings. J.P. Morgan ranks these companies within economic sectors according to their relative attractiveness. J.P. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.

Under normal market conditions, the portion of the Fund sub-advised by J.P. Morgan will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale.

The portion of the Fund managed by J.P. Morgan seeks to provide full exposure to the equity market by investing in derivative securities such as index futures that reduce the impact of cash positions on performance relative to the benchmark.

In selecting investments for the Fund, Mellon Capital uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. Undervalued stocks are those selling at a low price relative to their profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.

Rather than using broad economic or market trends, Mellon Capital selects stocks on a company-by-company basis. To ensure ample diversification, the portion of the Fund’s assets managed by Mellon Capital are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives performance.

Since the Fund has a long-term investment perspective, Mellon Capital does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Derivatives Risk
  Foreign Securities Risk
  Market Segment (Small Cap) Risk
  Small Company Risk
  Equity Securities Risk
  Initial Public Offerings Risk
  Real Estate Securities Risk
  Underlying Fund Risk
  Exchange Rate Risk
  Management Risk
  Securities Lending Risk
  Value Stock Risk

J.P. Morgan has been the Fund’s Sub-Advisor since December 30, 2002. Mellon Capital was added as an additional Sub- Advisor on August 8, 2005.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Russell 2000 Value Index(3) Morningstar Small Value Category Average

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		1.00%
Other Expenses		0.01
	Total Annual Fund Operating Expenses(1)	1.01%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at

[FundNameFooter]	RISK/RETURN SUMMARY	75
www.principal.com

the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

SMALLCAP VALUE FUND II

Sub-Advisor(s):	Dimensional Fund Advisors (“Dimensional”) and Vaughan Nelson Investment Management, LP (“Vaughan Nelson”)

Objective: Investor Profile:

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the SmallCap Value Fund II’s acquisition of the assets of SmallCap Value Fund III. At the time of the acquisition, Los Angeles Capital Management and Equity Research, Inc. will become an additional sub-advisor to SmallCap Value Fund II. This proposal does not necessitate a shareholder vote; however, additional information regarding the proposal will be provided to shareholders of the SmallCap Value Fund III.

Main Strategies and Risks

As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small market capitalization companies. Up to 25% of the Fund’s assets may be invested in foreign securities.

Dimensional invests Fund assets primarily in a diversified group of equity securities of small U.S. companies which Dimensional believes to be value stocks at the time of purchase. Dimensional considers small companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Under Dimensional’s market capitalization guidelines described above, as of December 31, 2008, the market capitalization of a small cap company was defined by the [10% market capitalization guideline] [1,000th largest U.S. company guideline], which was $
________
billion or below. This dollar amount will change due to market conditions. Market capitalization is defined as total current market value of a company's outstanding common stock.

Dimensional considers a security to be a value stock primarily because the company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, Dimensional may consider additional factors such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria Dimensional uses for assessing value are subject to change from time-to-time.

Dimensional uses a market capitalization weighted approach in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by Dimensional for a variety of factors. Dimensional may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may deviate from market capitalization weighting to limit or fix the exposure of the Fund to a particular issuer to a maximum proportion of the assets of the Fund. Dimensional may exclude the stock of a company that meets applicable market capitalization criterion if adjustments will result in a deviation from traditional market capitalization weighting.

Vaughan Nelson considers U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Under normal market conditions, the portion of the Fund sub-advised by Vaughan Nelson invests at least 80% of its assets in equity securities of such companies.

Vaughan Nelson invests in small capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:

  companies earning a positive economic margin with stable-to-improving returns;
  companies valued at a discount to their asset value; and
  companies with an attractive dividend yield and minimal basis risk.

In selecting investments, Vaughan Nelson generally employs the following strategy:

[FundNameFooter]	RISK/RETURN SUMMARY	77
www.principal.com

  value driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
  Vaughan Nelson starts with an investment universe of 5,000 securities, then, using value-driven screens, creates a research universe of companies with market capitalizations of at least $100 million;
  uses fundamental analysis to construct a portfolio of securities that Vaughan Nelson believes has an attractive return potential.

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson’s price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Equity Securities Risk
  Management Risk
  Securities Lending Risk
  Value Stock Risk
  Exchange Rate Risk
  Market Segment (Small Cap and Mid Cap) Risk
  Foreign Securities Risk
  Mid Cap Stock Risk
  Small Company Risk

Dimensional has been the Fund’s Sub-Advisor since June 1, 2004. Vaughan Nelson was added as an additional Sub-Advisor as of October 3, 2005.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1) For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Russell 2000 Value Index(3) Morningstar Small Value Category Average

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2007	Class
Management Fees	1.00%
Other Expenses	0.01
Total Annual Fund Operating Expenses(1)	1.01%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

[FundNameFooter]	RISK/RETURN SUMMARY	79
www.principal.com

SMALLCAP VALUE FUND III

Sub-Advisor(s): Objective: Investor Profile:

Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the SmallCap Value Fund II's acquisition of the assets of SmallCap Value Fund III. At the time of the acquisition, Los Angeles Capital Management and Equity Research, Inc. will become an additional sub-advisor to SmallCap Value Fund II. This proposal does not necessitate a shareholder vote; however, additional information regarding the proposal will be provided to shareholders of the SmallCap Value Fund III.

Main Strategies and Risks

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion) or up to $2 billion, whichever is greater,) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

LA Capital employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm’s proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security’s exposure, and the Model’s expected return for each factor.

The portion of the Fund’s assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm’s Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Equity Securities Risk
  Initial Public Offerings Risk
  Mid Cap Stock Risk
  Value Stock Risk
  Exchange Rate Risk
  Management Risk
  Securities Lending Risk
  Foreign Securities Risk
  Market Segment (Small Cap) Risk
  Small Company Risk

Ark Asset has been Sub-Advisor to the Fund since its inception on March 1, 2001. LA Capital was added as an additional Sub-Advisor on September 1, 2004.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Russell 2000 Value Index(3) Morningstar Small Value Category Average

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		1.00%
Other Expenses		0.02
	Total Annual Fund Operating Expenses(1)	1.02%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

[FundNameFooter]	RISK/RETURN SUMMARY	81
www.principal.com

WEST COAST EQUITY FUND

Sub-Advisor(s): Objective: Investor Profile:

Edge Asset Management, Inc. (“Edge”)

The Fund seeks to provide long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth, as well as the risks of investing in below-investment grade bonds and real estate investment trust (“REIT”) securities.

Main Strategies and Risks

Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in the common stocks of small, medium, and large capitalization West Coast companies. The Sub-Advisor, Edge, defines West Coast companies to include those with: (i) principal executive offices located in the region, which includes Alaska, California, Oregon and Washington; (ii) over 50% of their work force employed in the region; or (iii) over 50% of their sales within the region. While no individual fund is intended as a complete investment program, this is particularly true of the West Coast Equity Fund which could be adversely impacted by economic trends within this four-state area.

The Fund may invest up to 20% of its assets in both REIT securities and below-investment-grade fixed- income securities (sometimes called “junk bonds”). The Fund may also invest up to 25% of its net assets in securities of foreign issuers.

In selecting investments for the Fund, Edge selects equity securities based upon rigorous fundamental analysis that assesses the quality of each company’s business, earnings growth potential, and stock valuation. Edge seeks to invest in good businesses that are well-managed, hold competitive advantages and that generate high returns on invested capital. Also taken into consideration is the industry in which a company operates, its position in the marketplace and the barriers to entry to prevent further competition. Edge seeks to buy companies at attractive prices compared to their business value.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Equity Securities Risk
  Geographic Concentration Risk
  Management Risk
  Real Estate Securities Risk
  Underlying Fund Risk
  Exchange Rate Risk
  Growth Stock Risk
  Mid Cap Stock Risk
  Securities Lending Risk
  Value Stock Risk
  Foreign Securities Risk
  High Yield Securities Risk
  Prepayment Risk
  Small Company Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) Russell 3000 Index(3) Morningstar Mid-Cap Blend Category Average

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2008. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 24,1986.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		0.48%
Other Expenses		0.01
	Total Annual Fund Operating Expenses	0.49%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

[FundNameFooter]	RISK/RETURN SUMMARY	83
www.principal.com

DIVERSIFIED INTERNATIONAL FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in foreign securities, which are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Primary consideration is given to securities of corporations of Western Europe, Canada, Australia, New Zealand, and the Pacific Islands. Changes in investments are made as prospects change for particular countries, industries or companies. The Fund may invest in smaller capitalization companies.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its net assets (plus any borrowings for investment purposes) invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

In choosing investments for the Fund, PGI pays particular attention to the long-term earnings prospects of the various companies under consideration. PGI then weighs those prospects relative to the price of the security.

The Fund may actively trade securities in an attempt to achieve its investment objective. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Emerging Market Risk
• Equity Securities Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Management Risk	• Mid Cap Stock Risk	• Securities Lending Risk
• Small Company Risk	• Underlying Fund Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
Citigroup BMI Global ex-US Index(3)
MSCI ACWI Ex-US Index(3)(4)
Morningstar Foreign Large Blend Category Average

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		0.87%
Other Expenses		0.04
	Total Annual Fund Operating Expenses	0.91%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

[FundNameFooter]	RISK/RETURN SUMMARY	85
www.principal.com

GLOBAL DIVERSIFIED INCOME FUND

Sub-Advisor(s):	Principal Global Investors, LLC, ("PGI”), Principal Real Estate Investors, LLC (“Principal- REI"), and Spectrum Asset Management, Inc. ("Spectrum”)

Objective:	The Fund seeks consistent cash income through a diversified, yield-focused investment strategy.

Investor Profile:

The Fund may be an appropriate investment for investors seeking high cash returns, who are willing to accept the risk associated with investing in equities and below-investment- grade fixed income securities.

Main Strategies and Risks

The Fund will invest a majority of its assets in fixed income asset classes, such as high yield bonds, preferred stocks, and emerging market debt securities, to provide incremental yields over a portfolio of government securities. In addition, the Fund will invest in equity securities of global companies principally engaged in the real estate industry and value equities of global companies to provide dividend yields and diversify fixed income-related risks in the Fund. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering the best risk-adjusted yields within their respective asset class.

Approximately 35% of the Fund's assets will be invested in high yield and other income-producing securities including corporate bonds, corporate loan participations and assignments, convertible securities, credit default swaps, and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. The "high yield" securities in which the Fund invests are commonly known as "junk bonds" which are rated Ba or lower by Moody's Investor Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Rating Service ("S&P"). These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal. It is expected that this portion of the Fund will have a weighted average quality rating of Ba3 as measured by Moody's or BB- by S&P. The average duration will be 2-3 years. PGI will manage this portion of the Fund.

Approximately 20% of the Fund's assets will be invested in equity securities of global companies principally engaged in the real estate industry ("real estate companies"). A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts (“REITs”), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies. This portion of the Fund may invest in smaller capitalization companies. Principal-REI will manage this portion of the Fund.

Approximately 20% of the Fund's assets will be invested in preferred securities of U.S. companies primarily rated BBB or higher by S&P or Baa by Moody's or, if unrated, of comparable quality in the opinion of the Sub-Advisor. This portion of the Fund focuses primarily on the financial services, REITs, and utility industries. The rest of this portion of the Fund's assets may be invested in common stocks, debt securities, credit default swaps, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Spectrum will manage this portion of the Fund. Approximately 15% of the Fund's assets will be invested in a diversified portfolio of value equity securities of companies located or operating in developed countries (including the United States) and emerging markets of the world to provide dividend yields. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States. PGI will manage this portion of the Fund. Approximately 10% of the Fund's assets will be invested in a diversified portfolio of bond issues issued primarily by governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets in Europe, Latin America, Asia, and the Middle East. The target duration for the portfolio will be 2-3 years. The targeted credit quality range will be Baa2 to B3 as measured by Moody's or BBB to B- by S&P. Securities denominated in local currency will be limited to 50% of the portfolio in aggregate, and, typically, non-dollar currency exposure will not be hedged. PGI will manage this portion of the Fund.

Among the principal risks (as defined in Appendix A) of investing in the Fund are:

  Derivatives Risk
  Exchange Rate Risk
  High Yield Securities Risk
  Real Estate Securities Risk
  Emerging Market Risk
  Fixed-Income Risk
  Management Risk
  Securities Lending Risk
  Equity Securities Risk
  Foreign Securities Risk
  Portfolio Duration Risk
  Value Stock Risk

The Fund is actively managed primarily against the Barclays Capital U.S. Corporate High Yield - 2% Issuer Capped Index. Other indices are shown.

The Barclays Capital U.S. Corporate High Yield - 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated. The index limits the maximum exposure to any one issuer to 2%.

The Morgan Stanley Capital International (MSCI) World Value Index is a free float-adjusted market capitalization index that represents the value segment in global developed market equity performance.

The FTSE-EPRA (European Public Real Estate Association)-NAREIT (National Association of Real Estate Investment Trusts) Global Real Estate Securities Index is designed to track the performance of real estate companies and REITS worldwide.

The Merrill Lynch Fixed Rate Preferred Securities Index tracks the performance of fixed rate US dollar denominated preferred securities issued in the US domestic market.

The JPMorgan Emerging Markets Bond Index (EMBI) Global includes U.S. dollar denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities. The EMBI Global is a market-capitalization-weighted index.

Morningstar World Allocation Category. World-allocation portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these portfolios do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe.

Because of the Fund’s inception date is December 15, 2008, historical performance information is not available.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
Estimated for the year ended October 31, 2009	Class
Management Fees	0.80%
Other Expenses	0.25
Total Annual Fund Operating Expenses	1.05%
Expense Reimbursement(1)	0.15
Net Expenses	0.90%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Institutional shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares 1 3

Institutional Class

[FundNameFooter]	RISK/RETURN SUMMARY	87
www.principal.com

GLOBAL REAL ESTATE SECURITIES FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Real Estate Investors, LLC (“Principal - REI”)

The Fund seeks to generate a total return.

The Fund may be an appropriate investment for investors who seek a total return, want to invest in U.S. and non-U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry (“real estate companies”). For purposes of the Fund’s investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Other real estate companies include those whose products and services relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund may invest in smaller capitalization companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Real estate investment trusts (“REITs”) are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs, are characterized as:

  Equity REITs, which primarily own property and generate revenue from rental income;
  Mortgage REITs, which invest in real estate mortgages; and
  Hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are significantly different than the U.S. or may not have adopted a REIT like structure at all. The Fund may invest a significant percentage of its portfolio in REITs and foreign REIT-like entities.

The Fund is “non-diversified” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. The Fund will typically have investments located in a number of different countries, which may include the U.S. The Fund may invest in companies located in countries with emerging securities markets.

The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and other purposes. The Fund may also enter into currency forwards or futures contracts and related options for the purpose of currency hedging and other purposes.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Equity Securities Risk
  Initial Public Offerings Risk
  Real Estate Securities Risk
  Small Company Risk
  Derivatives Risk
  Exchange Rate Risk
  Management Risk
  Sector Risk
  Emerging Market Risk
  Foreign Securities Risk
  Mid Cap Stock Risk
  Securities Lending Risk

Principal-REI has been the Fund’s Sub-Advisor since the Fund’s inception.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	XXXXX	XXXX%
Lowest return for a quarter during the period of the bar chart above:	XXXXX	XXXX%

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008		1 Year	5 Years	Life of Fund*

Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
FTSE-EPRA-NAREIT Global Real Estate Securities Index(3)
Morningstar Specialty Global Real Estate Category Average

(1)	Institutional Class shares commenced operations on October 1, 2007.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangement such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary — Investment Results.”

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2007	Class
Management Fees	0.90%
Other Expenses	0.61
Total Annual Fund Operating Expenses	1.51%
Expense Reimbursement(1)	0.56
Net Expenses	0.95%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.95%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

[FundNameFooter]	RISK/RETURN SUMMARY	89
www.principal.com

INTERNATIONAL EMERGING MARKETS FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks

The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. Under normal conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) are invested in emerging market country equity securities. For this Fund, the term “emerging market country” means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. PGI focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark. The Fund may invest assets in smaller or mid capitalization companies.

The Fund invests in foreign securities, which are:

  companies with their principal place of business or principal office in emerging market countries or companies for which their principal securities trading market is an emerging market country.

The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may actively trade securities in an attempt to achieve its investment objective.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Emerging Market Risk
• Equity Securities Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Management Risk	• Mid Cap Stock Risk	• Securities Lending Risk
• Small Company Risk	• Underlying Fund Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
MSCI Emerging Markets Free Index-NDTR(3)
Morningstar Diversified Emerging Markets Category Average

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		1.19%
Other Expenses		0.10
	Total Annual Fund Operating Expenses(1)	1.29%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

[FundNameFooter]	RISK/RETURN SUMMARY	91
www.principal.com

INTERNATIONAL FUND I

Sub-Advisor(s):	Pyramis Global Advisors, LLC (“Pyramis”)

Objective:	The Fund seeks long-term growth of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks

The Sub-Advisor, Pyramis, normally invests the Fund’s assets primarily in foreign securities, which are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Pyramis normally invests the Fund’s assets primarily in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the MSCI EAFE (Europe, Australia, Far East) Index - ND (as of December 31, 2008 this range was between approximately $
________
million and $
________
billion)) at the time of purchase. Pyramis normally diversifies the Fund’s investments across different countries and regions. In allocating the investments across countries and regions, Pyramis will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the Fund, Pyramis relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Fund, Pyramis invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

Pyramis may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values. If Pyramis’s strategies do not work as intended, the Fund may not achieve its objective.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	•	Equity Securities Risk
• Exchange Rate Risk	• Foreign Securities Risk	•	Growth Stock Risk
• Management Risk	• Market Segment (Large Cap) Risk •		Securities Lending Risk
• Underlying Fund Risk	• Value Stock Risk

Pyramis has been the Fund’s Sub-Advisor since December 29, 2003.

92	RISK/RETURN SUMMARY

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
MSCI EAFE (Europe, Australia, Far East) Index - ND(3)
Morningstar Foreign Large Blend Category Average

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		1.08%
Other Expenses		0.04
	Total Annual Fund Operating Expenses(1)	1.12%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

[FundNameFooter]	RISK/RETURN SUMMARY	93
www.principal.com

INTERNATIONAL GROWTH FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks

The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. The Fund invests in securities of companies that meet all of the following criteria:

  the company’s principal place of business or principal offices outside the U.S.;
  the company’s principal securities trading market is outside the U.S.; and
  the company, regardless of where its securities are traded, that derives 50% or more of its total revenue from either goods or services produced or sales made outside the U.S.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Foreign Securities Risk
  Market Segment (Large Cap) Risk
  Small Company Risk
  Equity Securities Risk
  Growth Stock Risk
  Mid Cap Stock Risk
  Underlying Fund Risk

PGI became the Sub-Advisor to the Fund on November 1, 2002.

  Exchange Rate Risk
  Management Risk
  Securities Lending Risk

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
CITI World Ex-US BMI Growth Index(3)
MSCI World Ex-US Growth Index(3)(4)
Morningstar Foreign Large Growth Category Average

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		0.97%
Other Expenses		0.03
	Total Annual Fund Operating Expenses(1)	1.00%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

[FundNameFooter]	RISK/RETURN SUMMARY	95
www.principal.com

INTERNATIONAL VALUE FUND I

Sub-Advisor(s):	AXA Rosenberg Investment Management LLC ("AXA Rosenberg") and Causeway Capital Management LLC ("Causeway")

Objective: Investor Profile:

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks

The Fund invests in a portfolio of equity securities of foreign companies. Foreign companies are companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Causeway may invest up to 30% of the assets allocated to it in securities of companies located in any one country, except this limit is 35% in the U.K. Causeway may invest up to 10% of the total assets allocated to it in companies in emerging (less developed) markets. Causeway may also invest in forward foreign currency contracts or other derivatives for hedging and other purposes. When investing the Fund's assets, Causeway follows a value style. This means that Causeway buys stocks that it believes have a price lower than their true worth. Stocks may be "undervalued" because the issuing companies are part of industries that are currently out of favor with investors. Causeway considers each of the following value characteristics in making investment decisions for the Fund:

  Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector
  High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market
  Low price-to-book value ratio (stock price divided by book value per share) relative to the market
  Low price-to-cash flow ratio (stock price divided by net income plus noncash charges per share) relative to the market
  Financial strength

Generally, price-to-earnings and yield are the most important factors for Causeway.

AXA Rosenberg will typically invest assets allocated to it in the approximately 21 different countries across three regions represented by the MSCI-EAFE Value Index: Europe, the Far East, and Australia. Under normal market circumstances, AXA Rosenberg's investments will involve securities principally traded in at least three different countries, although under certain adverse investment conditions, AXA Rosenberg may restrict the number of securities markets in which its assets will be invested. AXA Rosenberg will not normally invest in securities of U.S. issuers traded on U.S. securities markets.

AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries and countries, through rigorous analysis of a company's fundamental data. AXA Rosenberg's stock selection process is driven by proprietary technology known as ''expert systems,'' which are designed to analyze the fundamentals of the more than 19,000 securities currently in AXA Rosenberg's global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model, which estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model, which estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations.

AXA Rosenberg favors stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models while seeking to construct a portfolio that is similar to its MSCI-EAFE Value Index benchmark with respect to characteristics such as market capitalization, country and industry weightings, and other risk exposures.

The Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Derivatives Risk
  Exchange Rate Risk
  Management Risk
  Underlying Fund Risk
  Emerging Market Risk
  Exchange-Traded Funds Risk
  Market Segment (Large Cap) Risk
  Value Stock Risk
  Equity Securities Risk
  Foreign Securities Risk
  Securities Lending Risk

AXA Rosenberg and Causeway have been the Sub-Advisors to the Fund since its inception.

The Fund is actively managed against the Morgan Stanley Capital International Europe, Australasia, Far East ("MSCI EAFE") Value Index. The MSCI EAFE Value Index is a subset of the MSCI EAFE Index, which is an unmanaged index that measures the stock returns of companies in developed economies outside of North America. The MSCI EAFE Value Index consists of securities classified by MSCI as most representing the value style.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2008 (estimated)	Class(1)
Management Fees	1.10%
Other Expenses	0.07
Total Annual Fund Operating Expenses	1.17%
Expense Reimbursement	0.04
Net Expenses	1.13%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.13%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Institutional Class	$115	$367

[FundNameFooter]	RISK/RETURN SUMMARY	97
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REAL ESTATE SECURITIES FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Real Estate Investors, LLC (“Principal-REI”)

The Fund seeks to generate a total return.

The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund’s investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest in smaller capitalization companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Real estate investment trusts (“REITs”) are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:

  equity REITs, which primarily own property and generate revenue from rental income;
  mortgage REITs, which invest in real estate mortgages; and
  hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

In selecting securities for the Fund, the Sub-Advisor, Principal-REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies. The Fund is “non-diversified,” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Derivatives Risk
  Foreign Securities Risk
  Mid Cap Stock Risk
  Sector Risk
  Underlying Fund Risk
  Equity Securities Risk
  Initial Public Offerings Risk
  Non-Diversification Risk
  Securities Lending Risk
  Exchange Rate Risk
  Management Risk
  Real Estate Securities Risk
  Small Company Risk

Principal-REI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes) (after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) MSCI US REIT Index(3) Morningstar Specialty-Real Estate Category Average

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class Shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		0.83%
	Total Annual Fund Operating Expenses	0.83%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

[FundNameFooter]	RISK/RETURN SUMMARY	99
www.principal.com

PRINCIPAL LIFETIME FUNDS

Principal Funds offers Funds that are designed to meet the needs of an investor who wants an investment option that is suited to the investor’s particular investment time horizon and who tends to be more accepting of risk in the early years of his or her time horizon and becomes more risk-averse as he or she nears the investment goal (for example, retirement or saving for college). Professional investment advisers manage the Funds to align, over time, underlying investments with the changing risk tolerance of the investor. These Funds are sometime referred as “target date funds.” The target date Funds offered by the Fund are: Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, and Principal LifeTime Strategic Income (the “Principal LifeTime Funds”).

Objective: The investment objective of each of the Principal LifeTime 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 and 2055 Funds is to seek a total return consisting of long-term growth of capital and current income.

The investment objective of the Principal LifeTime Strategic Income Fund is to seek current income.

Main Strategies and Risks

To pursue its goal, each Principal LifeTime Fund invests in other Principal Funds (the “underlying funds”) that Principal and Principal Global Investors, LLC (“PGI”), the Fund’s Sub-Advisor, consider appropriate based on the remaining time horizon of a particular Principal LifeTime Fund and the expected risk tolerance of those investors who have chosen that time horizon. Each of the Principal LifeTime Funds may invest in any of the Institutional Class shares of the equity funds or fixed-income funds of Principal Investors Fund, at the Sub-Advisor’s discretion. The underlying funds provide each Fund with exposure to a broad range of asset classes, including domestic and foreign equity and fixed-income securities. In the case of Principal LifeTime Strategic Income Fund, most of the Fund’s assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing securities through their investments in fixed-income securities, “hybrid” securities (such as real estate securities and preferred securities, which may produce current income as well as capital gains) and dividend generating domestic and foreign stocks.

Both Principal and PGI provide investment advisory services to the Principal LifeTime Funds. Principal has hired PGI to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for each Principal LifeTime Fund. PGI is also responsible for employing an active rebalancing strategy which is designed to identify asset classes that appear attractive or unattractive over the short term.

After PGI sets the percentage of Fund assets to be allocated to a particular asset class, Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of a Fund or market forces or Fund circumstances which indicate that changes in allocations may be appropriate. Principal may, at any time, add, remove, or substitute underlying funds in which a Principal LifeTime Fund invests.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. In addition, qualitative factors such as organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading, and compliance systems of the underlying fund’s Sub-Advisor are also evaluated. There are no minimum or maximum percentages of assets that a Principal LifeTime Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund’s appropriate benchmark and peer group.

Over time, PGI intends to gradually shift the asset allocation targets of each Principal LifeTime Fund (other than the Principal LifeTime Strategic Income Fund) to accommodate investors progressing from asset accumulation years to income-generation years. It is expected that, within 10 to 15 years after its target year, a Principal LifeTime Fund’s underlying fund allocation will match that of the Principal LifeTime Strategic Income Fund. At that time the Principal LifeTime Fund may be combined with the Principal LifeTime Strategic Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.

There can be no assurance that any Principal LifeTime Fund will achieve its investment objective. The net asset value of each of the Principal LifeTime Fund’s shares is affected by changes in the value of the securities it owns. The Fund’s performance is directly related to the performance of the underlying funds. The ability of each Principal LifeTime Fund to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.

The broad diversification of each Principal LifeTime Fund is designed to cushion severe losses in any one investment sector and moderate the Fund’s overall price swings. However, the Fund’s share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of a Principal LifeTime Fund’s assets rise or fall, the Fund’s share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

Each Principal LifeTime Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Principal LifeTime Funds dated 2015 through 2055 have a greater exposure to the following risks (as defined in Appendix A):

• Emerging Market Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Growth Stock Risk	• Market Segment (Large Cap) Risk
• Value Stock Risk

The Principal LifeTime Strategic Income Fund and Principal LifeTime 2010 Fund have a greater exposure to the following risks (as defined in Appendix A):

•	Derivatives Risk	•	Fixed-Income Securities Risk
•	Portfolio Duration Risk	•	Prepayment Risk
•	U.S. Government Securities Risk	•	U.S. Government Sponsored
Securities Risk

  High Yield Securities Risk
  Real Estate Securities Risk

Each Principal LifeTime Fund is also subject to the following risks:

Conflict of Interest Risk. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Principal LifeTime Funds serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Principal LifeTime Funds and the underlying funds. Because Principal and its affiliated companies earn different fees from the underlying funds in which the Principal LifeTime Funds invest, there may be a conflict between the interests of the Principal LifeTime Funds and the economic interests of Principal and its affiliates.

Investment Company Securities Risk (as defined in Appendix A).

Management Risk (as defined in Appendix A).

Payment In Kind Liquidity Risk. Under certain circumstances, an underlying fund may determine to pay a redemption request by a Principal LifeTime Fund wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Principal LifeTime Funds may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.

[FundNameFooter]	RISK/RETURN SUMMARY	101
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Securities Lending Risk (as defined in Appendix A).

As of October 31, 2008, each Principal LifeTime Fund’s assets were allocated among the underlying funds as identified in the table below. The allocations for the Principal LifeTime 2015, Principal LifeTime 2025, Principal LifeTime 2035, Principal LifeTime 2045, and Principal LifeTime 2055 Funds because they did not commence operations until February 29, 2008 are estimated.

PRINCIPAL LIFETIME FUNDS

											Principal
	Principal Principal Principal			Principal	Principal	Principal	Principal	Principal Principal		Principal	LifeTime
	LifeTime LifeTime LifeTime			LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
Underlying Fund	2010	2015	2020	2025	2030	2035	2040	2045	2050	2055	Income	Total
Fund Name	%	%	%	%	%	%	%	%	%	%	%	%
Fund Name
Fund Name
Fund Name
Fund Name
Fund Name
Fund Name
Fund Name
Fund Name
Fund Name
Fund Name
Fund Name
	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Historical Performance

The following bar charts and tables show the historical investment performance of each Principal LifeTime Fund. The bar chart for each Fund shows how the Fund’s total return has varied year-by-year, and the table for the Fund shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Fund. A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Each Fund’s investment return is net of the operating expenses of each of the underlying funds.

PRINCIPAL LIFETIME 2010 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1) For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
Barclays Capital Aggregate Bond Index(3)
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(3)
Russell 3000 Index(3)
Principal LifeTime 2010 Blended Index(3)(4)
Morningstar Target-Date 2000-2014 Category Average

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Effective March 31, 2008, the weightings for this blended index will be 40.9% Russell 3000 Index, 14.6% MSCI EAFE NDTR-D Index, and 44.5% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

[FundNameFooter]	RISK/RETURN SUMMARY	103
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PRINCIPAL LIFETIME 2015 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2007	Class(1)
Management Fees	0.1225%
Other Expenses	0.0200
Total Gross Operating Expenses	0.1425%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7000
Total Annual Operating Expenses	0.8425%

(1)	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ended February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expense) (expressed as a percentage of average net assets on an annualized basis) not to exceed 0.1725%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares 1 3

Institutional Class

PRINCIPAL LIFETIME 2020 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1) For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
Barclays Capital Aggregate Bond Index(3)(4)
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(3)
Russell 3000 Index(3)
Principal LifeTime 2020 Blended Index(3)(4)
Morningstar Target-Date 2015-2029 Category Average

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Effective March 31, 2008, the weightings for this blended index will be 50.4% Russell 3000 Index, 19.1% MSCI EAFE NDTR-D Index, and 30.5% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

[FundNameFooter]	RISK/RETURN SUMMARY	105
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PRINCIPAL LIFETIME 2025 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2007	Class(1)
Management Fees	0.1225%
Other Expenses	0.0100
Total Gross Operating Expenses	0.1325%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7400
Total Annual Operating Expenses	0.8725%

(1)	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ended February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expense) (expressed as a percentage of average net assets on an annualized basis) not to exceed 0.1725%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares 1 3

Institutional Class

PRINCIPAL LIFETIME 2030 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1) For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
Barclays Capital Aggregate Bond Index(3)
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(3)
Russell 3000 Index(3)
Principal LifeTime 2030 Blended Index(3)(4)
Morningstar Target-Date 2030+ Category Average

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001)

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Effective March 31, 2008, the weightings for this blended index will be 56.7% Russell 3000 Index, 22.3% MSCI EAFE NDTR-D Index, and 21.0% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

[FundNameFooter]	RISK/RETURN SUMMARY	107
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PRINCIPAL LIFETIME 2035 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2007	Class(1)
Management Fees	0.1225%
Other Expenses	0.0200
Total Gross Operating Expenses	0.1425%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7500
Total Annual Operating Expenses	0.8925%

(1)	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ended February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expense) (expressed as a percentage of average net assets on an annualized basis) not to exceed 0.1725%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares 1 3

Institutional Class

PRINCIPAL LIFETIME 2040 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1) For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
Barclays Capital Aggregate Bond Index(3)
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(3)
Russell 3000 Index(3)
Principal LifeTime 2040 Blended Index(3)(4)
Morningstar Target-Date 2030+ Category Average

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Effective March 31, 2008, the weightings for this blended index will be 61.4% Russell 3000 Index, 24.6% MSCI EAFE NDTR-D Index, and 14.0% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

[FundNameFooter]	RISK/RETURN SUMMARY	109
www.principal.com

PRINCIPAL LIFETIME 2045 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2007	Class(1)
Management Fees	0.1225%
Other Expenses	0.0400
Total Gross Operating Expenses	0.1625%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7700
Total Annual Operating Expenses	0.9325%

(1)	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ended February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expense) (expressed as a percentage of average net assets on an annualized basis) not to exceed 0.1725%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares 1 3

Institutional Class

PRINCIPAL LIFETIME 2050 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1) For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
Barclays Capital Aggregate Bond Index(3)
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(3)
Russell 3000 Index(3)
Principal LifeTime 2050 Blended Index(3)(4)
Morningstar Target-Date 2030+ Category Average

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Effective March 31, 2008, the weightings for this blended index will be 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

[FundNameFooter]	RISK/RETURN SUMMARY	111
www.principal.com

PRINCIPAL LIFETIME 2055 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2007	Class(1)
Management Fees	0.1225%
Other Expenses	0.1400
Total Gross Operating Expenses	0.2625%
Fee Reduction and/or Expense Reimbursement at Principal LifeTime Fund Level(1)	0.0900
Net Expenses	0.1725%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7700
Total Annual Fund Operating Expenses	0.9425%

(1)	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ended February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expense) (expressed as a percentage of average net assets on an annualized basis) not to exceed 0.1725%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares 1 3

Institutional Class

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Principal Investment Strategies

The Fund invests in underlying fixed-income funds, but also invests in underlying equity and hybrid funds according to an asset allocation strategy designed for investors seeking current income from their investment.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1) For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
Barclays Capital Aggregate Bond Index(3)
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(3)
Russell 3000 Index(3)
Principal LifeTime Strategic Income Blended Index(3)(4)
Morningstar Target-Date 2000-2014 Category Average

(1)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Effective March 31, 2008, the weightings for this blended index will be 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

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Fees and Expenses of the Principal LifeTime Funds

The following table shows the operating expenses (expressed as a percentage of average daily net assets) incurred by the Institutional Class shares of the Principal LifeTime Funds during the fiscal year ended October 31, 2008. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the Principal LifeTime Funds through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2008.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional Class Shares
						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
For the Year ended October 31, 2008	Fund	Fund	Fund	Fund	Fund	Fund
Management Fees	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%
Other Expenses	0.0000	0.0000	0.0000	0.0000	0.0100	0.0100
Total Gross Operating Fees and Expenses	0.1225%	0.1225%	0.1225%	0.1225%	0.1325%	0.1325%
Acquired Fund (Underlying Fund) Fees and Expenses	0.6500	0.7000	0.7300	0.7500	0.7600	0.5500
Total Annual Fund Operating Expenses	0.7725%	0.8225%	0.8525%	0.8725%	0.8925%	0.6825%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Class Shares

Number of years you own your shares

	1	3	5	10
Principal LifeTime 2010 Fund
Principal LifeTime 2020 Fund
Principal LifeTime 2030 Fund
Principal LifeTime 2040 Fund
Principal LifeTime 2050 Fund
Principal LifeTime Strategic Income Fund

STRATEGIC ASSET MANAGEMENT (“SAM”) PORTFOLIOS

Principal Funds provides a broad selection of investment choices, including asset allocation strategies available through the Flexible Income, Conservative Balanced, Balanced, Conservative Growth, and Strategic Growth Portfolios (each a “Portfolio,” collectively the “Portfolios”). The SAM Portfolios currently offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The SAM Portfolios are designed for long-term investors seeking total return or long-term capital appreciation. The SAM Portfolios invest principally in Institutional Class shares of the Equity Funds and Fixed-Income Funds (as identified in the Table of Contents) and the Money Market Fund (“Underlying Funds”). Each of the SAM Portfolios may invest in any of the Institutional Class shares of the equity funds or fixed-income funds of Principal Funds, Inc., at the Sub-Advisor’s discretion. Each of the Underlying Funds is a series of Principal Funds, Inc. The Sub-Advisor for the SAM Portfolios is Edge Asset Management, Inc. (“Edge”).

Main Strategies for the Portfolios

In pursuing its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Underlying Funds described in this prospectus. The Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each Underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio’s investments in those market segments and their corresponding Underlying Funds. Edge may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective, Edge’s outlook for the economy and the financial markets, and the relative market valuations of the Underlying Funds.

In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest, without limit, directly in stock or bond index futures and options thereon and the following short-term instruments:

  short-term securities issued by the U.S. government, its agencies, instrumentalities, authorities, or political subdivisions;
  other short-term fixed-income securities rated A or higher by Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) or, if unrated, of comparable quality in the opinion of Edge;
  commercial paper, including master notes;
  bank obligations, including negotiable certificates of deposit, time deposits, and bankers’ acceptances; and
  repurchase agreements.

At the time a Portfolio invests in any commercial paper, bank obligations, or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody’s or the issuer’s parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody’s or A-1 by S&P; if no such ratings are available, the investment must be of comparable quality in the opinion of Edge. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with Edge’s current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio’s total assets. A Portfolio may also use futures contracts and options for bona fide hedging purposes. Futures contracts and options may also be used to reallocate the Portfolio’s assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index.

The principal investment strategies for each Portfolio are further described below in the description of each of the Portfolios, but there are some general principles Edge applies in making investment decisions. When making decisions about how to allocate a Portfolio’s assets, Edge will generally consider, among other things, the following factors:

Federal Reserve monetary policy	Government budget deficits	State and federal fiscal policies
Consumer debt	Tax policy	Trade pacts
Corporate profits	Demographic trends	Interest rate changes
Governmental elections	Mortgage demand	Business confidence

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Employment trends	Business spending	Geopolitical risks
Consumer spending	Inflationary pressures	Wage and payroll trends
Currency flows	Housing trends	Investment flows
Commodity prices	GDP growth	Import prices
Yield spreads	Historical financial market returns	Factory capacity utilization
Stock market volume	Inventories	Market capitalization relative values
Capital goods expenditures	Investor psychology	Productivity growth
Historical asset class returns	Technology trends	Asset class correlations
Cyclical and secular economic trends	Risk/return characteristics	Business activity
Volatility analysis	Stock valuations	Performance attribution by allocation and sector
Consumer confidence

Main Risks

There can be no assurance that any Portfolio will achieve its investment objective. The net asset value of each Portfolio’s shares is affected by changes in the value of the shares of the Underlying Funds it owns. Each Portfolio’s investments are invested in the Underlying Funds and, as a result, the Portfolio’s performance is directly related to their performance. A Portfolio’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives.

Each Portfolio’s broad diversification is designed to help cushion severe losses in any one investment sector and moderate the Portfolio’s overall price swings. However, the Portfolio’s share price will fluctuate as the prices of the Underlying Funds rise or fall with changing market conditions.

Each Portfolio is subject to the particular risks of the Underlying Funds in the proportions in which the Portfolio invests in them.

The SAM Balanced, Conservative Growth, and Strategic Growth Portfolios have a greater exposure to the following risks (as defined in Appendix A):

• Emerging Market Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Growth Stock Risk	• Market Segment (Large Cap) Risk
• Value Stock Risk

The SAM Flexible Income and Conservative Balanced Portfolios have a greater exposure to the following risks (as defined in Appendix A):

  Derivatives Risk
  Portfolio Duration Risk
  U.S. Government Sponsored Securities Risk
  Fixed-Income Securities Risk
  Prepayment Risk
  High Yield Securities Risk
  U.S. Government Securities Risk

Other Common Risks. Each of the Portfolios may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options. Therefore, the Portfolios are subject to the risks (as defined in Appendix A) associated with such investments including:

• Derivatives Risk

• Fixed-Income Securities Risk

• U.S. Government Securities Risk

Each Portfolio is also subject to the following risks:

Conflict of Interest Risk. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Portfolios serve in the same capacities for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Portfolios and the Underlying Funds. Because Edge and its affiliated companies earn different fees from the Underlying Funds in which the Portfolios invest, there may be a conflict between the interests of the Portfolios and the economic interests of Edge and its affiliates.

Investment Company Securities Risk (as defined in Appendix A).

Management Risk (as defined in Appendix A).

Payment In Kind Liquidity Risk. Under certain circumstances, an Underlying Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until Edge determines that it is appropriate to dispose of such securities.

Securities Lending Risk (as defined in Appendix A).

Edge has provided investment advice to each SAM Portfolios since its inception.

As of October 31, 2008, the Portfolios’ assets were allocated among the Underlying Funds as follows:

	Flexible	Conservative		Conservative	Strategic
	Income	Balanced	Balanced	Growth	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund

Total 100.00%

100.00%

100.00%

100.00%

100.00%

Historical Performance

A bar chart and table showing the historical investment performance of each SAM Portfolio are provided with the description of each Portfolio. The bar chart for each Portfolio shows how the Portfolio’s total return has varied year-by year, and the table for the Portfolio shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Portfolio. A Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future. Each Portfolio’s investment return is net of the operating expenses of each of the Underlying Funds.

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FLEXIBLE INCOME PORTFOLIO

Objective. The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents generally invests no more than 30% of its net assets in equity funds may invest up to 30% of its assets in any single equity fund

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements and strategic transactions (derivatives) such as futures contracts and options.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1) For the period ended December 31, 2008

1 Year

5 Years

10 Years

Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
Barclays Capital Aggregate Bond Index(3)
S&P 500 Index(3)
20% S&P 500 Index and 80% Barclays Capital Aggregate Bond Index(3)
Morningstar Conservative Allocation Category Average

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

CONSERVATIVE BALANCED PORTFOLIO

Objective. The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  invests between 40% and 80% of its net assets in a combination of fixed-income funds and cash equivalents and between 20% and 60% of its net assets in equity funds may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents may invest up to 30% of its assets in any single equity fund

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements and strategic transactions (derivatives) such as futures contracts and options.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1) For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
Barclays Capital Aggregate Bond Index(3)
S&P 500 Index(3)
40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index(3)
Morningstar Conservative Allocation Category Average

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

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BALANCED PORTFOLIO

Objective. The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  invests between 30% and 70% of its net assets in equity funds and between 30% and 70% of its net assets in fixed- income funds and cash equivalents may invest up to 30% of its assets in any single equity fund may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1) For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
Barclays Capital Aggregate Bond Index(3)
S&P 500 Index(3)
60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index(3)
Morningstar Moderate Allocation Category Average

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

CONSERVATIVE GROWTH PORTFOLIO

Objective. The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  generally invests at least 60% of its net assets in equity funds may invest up to 40% of its assets in any single equity fund may invest up to 30% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1) For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
Barclays Capital Aggregate Bond Index(3)
S&P 500 Index(3)
80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index(3)
Morningstar Moderate Allocation Category Average

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(4)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

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STRATEGIC GROWTH PORTFOLIO

Objective. The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  generally invests at least 75% of its net assets in equity funds may invest up to 50% of its assets in any single equity fund may invest up to 25% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests as well as the risks associated with direct investments in the instruments listed in the foregoing paragraph, including derivatives risk and portfolio risk.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1) For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
Barclays Capital Aggregate Bond Index(3)
S&P 500 Index(3)
Russell 3000 Index(3)
Morningstar Large Blend Category Average

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Fees and Expenses of the Portfolios

The following table shows the operating expenses (expressed as a percentage of average daily net assets) incurred by the Institutional Class shares of the SAM Portfolios during the fiscal year ended October 31, 2008. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the SAM Portfolios through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2008.

Annual Fund Operating Expenses
(expenses that are deducted from Fund Assets)

Institutional Class Shares
	Flexible	Conservative		Conservative	Strategic
	Income	Balanced	Balanced	Growth	Growth
For the Year ended October 31, 2008	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Management Fees	0.31%	0.31%	0.31%	0.31%	0.31%
Total Gross Operating Fees and Expenses	0.31%	0.31%	0.31%	0.31%	0.31%
Acquired Fund (Underlying Fund) Fees and Expenses	0.53%	0.57%	0.60%	0.63%	0.65%
Total Annual Fund Operating Expenses	0.84%	0.88%	0.91%	0.94%	0.96%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Class Shares Number of years you own your shares

1 3 5 10

Flexible Income Portfolio Conservative Balanced Portfolio Balanced Portfolio Conservative Growth Portfolio Strategic Growth Portfolio

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MONEY MARKET FUND

Sub-Advisor(s): Objective:	Principal Global Investors, LLC (“PGI”) The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Investor Profile:	The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

Main Strategies and Risks

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which PGI believes present minimal credit risks. At the time the Fund purchases each security, it is an “eligible security” as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:

  to take advantage of market variations;
  to generate cash to cover sales of Fund shares by its shareholders; or
  upon revised credit opinions of the security’s issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:

securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;

securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;

bank obligations including:

certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or,

bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.

commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;

repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and

taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

As with all mutual funds, the value of the Fund’s assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value for amounts that they held as of September 19, 2008 subject to the terms of the United States Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

The Program guarantees Fund shareholders that they will receive $1.00 per Fund share they owned as of the close of business on September 19, 2008, or the number of shares held in the account the date the Fund “breaks the buck” (the date the Fund’s net asset value falls below $0.995, is not immediately restored, and the Fund liquidates), whichever is less. The Program is subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program does not cover investors who were not shareholders of the Fund on September 19, 2008. The Program remains in effect until April 30, 2009, unless extended by the United States Treasury Department. If the Program is extended, the Board of Directors of Principal Funds, Inc. would need to approve the Fund’s continued participation in the Program. Further information about the Program is available at www.ustreas.gov.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Eurodollar and Yankee Obligations	•	Fixed-Income Securities Risk
	Risk	•	Management Risk
•	U.S. Government Securities Risk	•	U.S. Government Sponsored
Securities Risk

  Investment Company Securities Risk
  Municipal Securities Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1) For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class

Barclays Capital U.S. Treasury Bellwethers 3 Month Index

Index performance does not reflect deductions for fees, expenses or taxes.

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

To obtain the Fund’s current yield, call 1-800-222-5852.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

[FundNameFooter]	RISK/RETURN SUMMARY	125
www.principal.com

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2007	Class
Management Fees	0.38%
Other Expenses	0.01
Total Annual Fund Operating Expenses	0.39%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

SHORT-TERM BOND FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”) The Fund seeks to provide current income.

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund’s assets, the maturity date of a callable security or probable securities may be adjusted to reflect the judgment of PGI regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond” to mean any debt security. Under normal circumstances, it invests at least 80% of its net assets (plus any borrowings for investment purposes) in:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  debt securities of U.S. issuers rated in the four highest grades by Standard & Poor’s Rating Service or Moody’s Investors Service, Inc. or, if unrated, in the opinion of PGI of comparable quality; and
  mortgage-backed securities representing an interest in a pool of mortgage loans.

The Fund may invest up to 15% of its assets in below-investment-grade fixed-income securities (commonly known as “junk bonds” or “high yield securities”) and lend its portfolio securities to brokers, dealers and other financial institutions. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

During the fiscal year ended October 31, 2008, the average ratings of the Fund’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

64.12% in securities rated Aaa 5.29% in securities rated Aa 7.30% in securities rated A

17.55% in securities rated Baa 3.59% in securities rated Ba 2.11% in securities rated B

0.03% in securities rated Caa 0.00% in securities rated Ca 0.01% in securities rated C

The above percentage for Caa rated securities include unrated securities in the amount of 0.01% which have been determined by PGI to be of comparable quality.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Eurodollar and Yankee Obligations	• Exchange Rate Risk
• Fixed-Income Securities Risk	Risk	• Foreign Securities Risk
• High Yield Securities Risk	• Management Risk	• Municipal Securities Risk
• Prepayment Risk	• Portfolio Duration Risk	• Real Estate Securities Risk
• Securities Lending Risk	• U.S. Government Securities Risk	• U.S. Government Sponsored
Securities Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

[FundNameFooter]		RISK/RETURN SUMMARY	127
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
Barclays Capital MF (1-3) US Government Credit Index(3)(4)
Barclays Capital Mutual Fund 1-5 Gov’t/Credit Index(3)
Morningstar Short-Term Bond Category Average

(1)	Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		0.40%
Other Expenses		0.01
	Total Annual Fund Operating Expenses(1)	0.41%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

[FundNameFooter]	RISK/RETURN SUMMARY	129
www.principal.com

SHORT-TERM INCOME FUND

Sub-Advisor(s): Objective:	Edge Asset Management, Inc. (“Edge”) The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund invests in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated in one of the top four rating categories by one or more nationally recognized statistical rating organizations (“NRSRO”) or, in the opinion of Edge, are of comparable quality (“investment-grade”). Under normal circumstances, the Fund maintains an effective maturity of five years or less and a dollar-weighted average duration of three years or less. The Fund’s investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements, mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. The Fund may invest up to 5% of its assets in preferred stock. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into swaps and currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed securities, including restricted securities. The Fund may borrow money, enter into dollar roll transactions in aggregate of up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Derivatives Risk
  Foreign Securities Risk
  Prepayment Risk
  Underlying Fund Risk
  Exchange Rate Risk
  Management Risk
  Real Estate Securities Risk

• U.S. Government Securities Risk

  Fixed-Income Securities Risk
  Portfolio Duration Risk
  Securities Lending Risk
  U.S. Government Sponsored Securities Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008

1 Year

5 Years

Life of Fund*

Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
Citigroup Broad Investment-Grade Credit 1-3 Years Index(3)
Morningstar Short-Term Bond Category Average

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 1, 1993.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		0.49%
Other Expenses		0.02
	Total Annual Fund Operating Expenses	0.51%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

Institutional Class

[FundNameFooter]	RISK/RETURN SUMMARY	131
www.principal.com

ULTRA SHORT BOND FUND

(CLOSED TO NEW INVESTORS AS OF CLOSE OF BUSINESS DECEMBER 31, 2008)

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)
Objective:	The Fund seeks to provide current income while seeking capital preservation.
Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Effective the close of business on December 31, 2008, the Ultra Short Bond Fund (the "Fund") will close to new investors. Those who are fund shareholders on December 31, 2008 may, however, continue to purchase shares in fund accounts in existence at that time. Effective January 1, 2009, the Management Fee for the Fund will be reduced to 0.38% . Effective January 1, 2009, the 12b-1 fee will be removed from share classes that have such a charge.

Main Strategies and Risks

The Fund invests primarily in high quality, short-term fixed-income securities. Over the next 12 months (the "transition period"), the Fund will gradually increase its purchase of high quality, short-term money market instruments which Principal Global Investors, LLC ("PGI") believes present minimal credit risks with the goal of establishing a portfolio that resembles that of a money market fund. Such securities will be "eligible securities" as defined in the Securities and Exchange Commission Rule 2a-7 promulgated under the Investment Company Act of 1940. These eligible securities will be primarily made up of the following types of securities:

securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;

securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;

bank obligations including:

certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or,

bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.

commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund have 397 days or less remaining to maturity;

repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and

taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

At the end of the transition period, management intends to recommend to the board of directors that the Fund be combined with the Principal Funds, Inc. Money Market Fund.

Throughout the transition period, the Fund will maintain a dollar-weighted effective maturity of up to 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Such securities include:

  debt securities of U.S. issuers rated in the four highest grades by Standard & Poor's Rating Service ("S&P) or Moody's Investors Service, Inc. ("Moody's") or, if unrated, in the opinion of the PGI of comparable quality; and
  mortgage-backed securities representing an interest in a pool of mortgage loans.
132	RISK/RETURN SUMMARY

Throughout the transition period, the Fund continues to invest in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.

Throughout the transition period, the Fund may continue to hold below-investment grade fixed-income securities ("junk bonds"). Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities and are rated Ba or lower by Moody's or BB or lower by S&P. These securities offer a higher yield than other higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

During the fiscal year ended October 31, 2007, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

53.17% in securities rated Aaa	14.21% in securities rated Baa	0.02% in securities rated Caa
7.89% in securities rated Aa	4.47% in securities rated Ba	0.03% in securities rated Ca
17.10% in securities rated A	3.09% in securities rated B	0.02% in securities rated C

The above percentages for Aaa, Aa, A, Baa, Ba, and B rated securities include unrated securities in the amount of 0.04%, 0.03%, 0.19%, 0.02%, 0.02% and 0.01% respectively, which have been determined by PGI to be of comparable quality.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Eurodollar and Yankee Obligations
• Fixed-Income Securities Risk	• High Yield Securities Risk	Risk
• Management Risk	• Municipal Securities Risk	• Portfolio Duration Risk
• Prepayment Risk	• Underlying Fund Risk	• U.S. Government Securities Risk
• U.S. Government Sponsored
Securities Risk

PGI has been the Fund’s Sub-Advisor since June 15, 2001.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

RISK/RETURN SUMMARY	133

On July 29, 2004, the Fund converted to a money market fund. On May 27, 2005, the Fund converted to an ultra short term bond fund.

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008	1 Year	5 Years	Life of Fund*
Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
6-Month LIBOR Index(4)
Morningstar Ultrashort Bond Category Average

(1)	Institutional Class shares were first sold on June 15, 2001.

(2)	During 2005, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

(3)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(4)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2007	Class
Management Fees	0.40%
Other Expenses	0.01
Total Annual Fund Operating Expenses	0.41%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
	1	3	5	10
Institutional Class

134	RISK/RETURN SUMMARY

BOND & MORTGAGE SECURITIES FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)
Objective:	The Fund seeks to provide current income.
Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor’s Rating Service (“S&P”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”). The Fund considers the term “bond” to mean any debt security. Under normal circumstances, the Fund invests in:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  mortgage-backed securities representing an interest in a pool of mortgage loans;
  debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody’s or, if not rated, in the opinion of PGI of comparable quality; and
  securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund’s assets may be invested in:

  common and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
  securities rated less than the four highest grades of S&P or Moody’s (i.e. less than investment grade (commonly known as “junk bonds”)) but not lower than CCC-(S&P) or Caa3 (Moody’s).

The Fund may also lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may actively trade securities in an attempt to achieve its investment objective.

During the fiscal year ended October 31, 2007, the average ratings of the Fund’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

65.64% in securities rated Aaa	13.10% in securities rated Baa	0.22% in securities rated Caa
4.50% in securities rated Aa	4.40% in securities rated Ba	0.07% in securities rated Ca
7.94% in securities rated A	4.12% in securities rated B	0.01% in securities rated C

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	•	Eurodollar and Yankee Obligations
• Fixed-Income Securities Risk	• Foreign Securities Risk		Risk
• High Yield Securities Risk	• Management Risk	•	Municipal Securities Risk
• Portfolio Duration Risk	• Prepayment Risk	•	Real Estate Securities Risk
• Securities Lending Risk	• Underlying Fund Risk	•	U.S. Government Securities Risk
• U.S. Government Sponsored
Securities Risk

RISK/RETURN SUMMARY	135

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008	1 Year	5 Years	Life of Fund*
Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
Barclays Capital Aggregate Bond Index(3)
Morningstar Intermediate-Term Bond Category Average

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2007	Class
Management Fees	0.52%
Total Annual Fund Operating Expenses	0.52%

(1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. (3) Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
	1	3	5	10
Institutional Class

136	RISK/RETURN SUMMARY

CORE PLUS BOND FUND I

Sub-Advisor(s):	Pacific Investment Management Company LLC ("PIMCO")

Objective:	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital Aggregate Bond Index, which as of June 30, 2008 was 4.70 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated Ba or lower by Moody's, or BB or lower by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Emerging Market Risk
• Exchange Rate Risk	• Fixed-Income Securities Risk	• Foreign Securities Risk
• High Yield Securities Risk	• Management Risk	• Portfolio Duration Risk
• Prepayment Risk	• Real Estate Securities Risk	• Securities Lending Risk
• Short Sale Risk	• Underlying Fund Risk	• U.S. Government Securities Risk
• U.S. Sponsored Government
Securities Risk

PIMCO has been the Fund's Sub-Advisor since its inception.

The Fund is actively managed against the Barclays Capital Aggregate Bond Index. The Barclays Capital Aggregate Bond Index is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

RISK/RETURN SUMMARY	137

Because the Fund’s inception date is September 30, 2008, historical performance information is not available.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Institutional
For The period ended October 31, 2008 (estimated)	Class(1)
Management Fees	0.60%
Other Expenses	0.01
Total Annual Fund Operating Expenses	0.61%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.65%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Institutional Class	$62	$195

138	RISK/RETURN SUMMARY

GOVERNMENT & HIGH QUALITY BOND FUND ** IT IS ANTICIPATED THAT THIS FUND WILL BE MERGED AWAY PRIOR TO 3/1/09.**

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)
Objective:	The Fund seeks to provide current income.
Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its net assets, plus any borrowings for investment purposes) in securities that are AAA rated or issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor’s Corporation or Aaa by Moody’s Investor Services, Inc. or, if unrated, determined by PGI to be of equivalent quality.

PGI seeks undervalued securities that represent good long-term investment opportunities. Securities may be sold when PGI believes they no longer represent good long-term value.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Fixed-Income Securities Risk
• Management Risk	• Portfolio Duration Risk	• Prepayment Risk
• Securities Lending Risk	• U.S. Government Securities Risk	• U.S. Government Sponsored
Securities Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

RISK/RETURN SUMMARY	139

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008	1 Year	5 Years	Life of Fund*
Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
Barclays Capital Government/Mortgage Index(3)
Morningstar Intermediate Government Category Average

(1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. (3) Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2007	Class
Management Fees	0.40%
Other Expenses	0.01
Total Annual Fund Operating Expenses(1)	0.41%

(1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
	1	3	5	10
Institutional Class

140	RISK/RETURN SUMMARY

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)
Objective:	The Fund seeks to provide current income.
Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor’s Rating Service (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund’s assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI’s judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond” to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  mortgage-backed securities representing an interest in a pool of mortgage loans;
  debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody’s or, if not rated, in PGI’s opinion, of comparable quality; and
  securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund’s assets may be invested in:

  common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
  securities rated less than the three highest grades of S&P or Moody’s but not lower than BBB- (S&P) or Baa3 (Moody’s) (i.e. less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Eurodollar and Yankee Obligations
• Fixed-Income Securities Risk	• Foreign Securities Risk	Risk
• Management Risk	• Municipal Securities Risk	• Portfolio Duration Risk
• Prepayment Risk	• Real Estate Securities Risk	• Securities Lending Risk
• U.S. Government Securities Risk	• U.S. Government Sponsored
Securities Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

RISK/RETURN SUMMARY	141

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008	1 Year	5 Years	Life of Fund*
Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
Barclays Capital Aggregate Bond Index(3)
Morningstar Intermediate-Term Bond Category Average

(1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. (3) Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2007	Class
Management Fees	0.40%
Other Expenses	0.02
Total Annual Fund Operating Expenses(1)	0.42%

Number of years you own your shares
	1	3	5	10
Institutional Class

(1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

142	RISK/RETURN SUMMARY

HIGH YIELD FUND
Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)
Objective:	The Fund seeks to provide a relatively high level of current income.
Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in “junk bonds,” foreign securities and emerging markets.

Main Strategies and Risks

The Fund invests primarily in high-yield, high-risk, below-investment grade fixed-income securities (sometimes called “junk bonds”), which may include foreign investments. The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed-income securities (including convertible securities and preferred stocks) rated BB or lower by S&P or Fitch or rated Ba or lower by Moody’s or of equivalent quality as determined by Edge. The remainder of the Fund’s assets may be invested in any other securities Edge believes are consistent with the Fund’s objective, including higher rated fixed-income securities, common stocks, real estate investment trusts and other equity securities. The Fund may also invest in securities of foreign issuers, including those located in developing or emerging countries, and engage in hedging strategies involving options. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. The Fund may use futures, options, swaps and derivative instruments to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates.

During the fiscal year ended October 31, 2008, the average ratings of the Fund’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

_____in securities rated Aaa	_____in securities rated Baa	_____in securities rated Caa
_____in securities rated Aa	_____in securities rated Ba	_____in securities rated Ca
_____in securities rated A	_____in securities rated B	_____in securities rated C

The above percentages for Aaa, Aa, Baa, Ba, B, Caa, and Ca rated securities include unrated securities in the amount of _______
and ______ respectively, which have been determined by Edge to be of comparable quality.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Emerging Market Risk	• Equity Securities Risk
• Exchange Rate Risk	• Fixed-Income Securities Risk	• Foreign Securities Risk
• High Yield Securities Risk	• Management Risk	• Portfolio Duration Risk
• Real Estate Securities Risk	• Securities Lending Risk	• Small Company Risk
• Underlying Fund Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

RISK/RETURN SUMMARY	143

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008	1 Year	5 Years	Life of Fund*
Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
Citigroup US High Yield Market Capped Index(3)
Morningstar High Yield Bond Category Average

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

(1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to date is based on the performance of the predecessor fund which commenced operations on April 8, 1998.

(2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. (3) Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2007	Class
Management Fees	0.52%
Other Expenses	0.01
Total Annual Fund Operating Expenses	0.53%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
	1	3	5	10
Institutional Class

144	RISK/RETURN SUMMARY

HIGH YIELD FUND I

Sub-Advisor(s):	J.P. Morgan Investment Management, Inc. (“J.P. Morgan”) and Lehman Brothers Asset
Management LLC (“LBAM”)

Objective:	The Fund seeks high current income.

Investor Profile:	The Fund may be an appropriate investment for investors seeking asset class diversification by investing in a fixed-income mutual fund and who are willing to accept the risks associated with investing in “junk bonds.”

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its assets in high yield, below investment grade quality debt and other income-producing securities including, corporate bonds, corporate loan participations and assignments, convertible securities, preferred securities, asset-backed securities, credit default swaps, and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. The “high yield” securities in which the Fund invests are commonly known as “junk bonds.” These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer’s ability to pay interest and to repay principal.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. Loans of portfolio securities may not exceed 33 1/3% of the value of the Fund’s total assets (including the value of all assets received as collateral for loan). In connection with such loans the Fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities.

The Fund primarily invests its assets in securities rated Ba1 or lower by Moody’s Investor Service, Inc. (“Moody’s”) or BB+ or lower by Standard & Poor’s Rating Service (“S&P”). The Fund may also invest in unrated securities which the Manager believes to be of comparable quality. The Statement of Additional Information contains descriptions of the securities rating categories.

LBAM believes that successful high-yield investing is driven by a strict discipline that seeks to avoid credit deterioration, select securities in which the spread is attractive on a relative value basis, and rotate across credit tiers and industry sectors.

JP Morgan’s rigorous fundamental investment process, driven by the portfolio managers working with the large investment staff, seeks to generate positive alpha through the selection of undervalued securities and sectors that offer relatively attractive total return and risk characteristics.

During the fiscal year ended October 31, 2008, the average rating of the Fund’s assets, based on market value at each month-end, were as follows (all rating are by Moody’s):

_____% in securities rated Aaa	_____% in securities rated Baa	_____% in securities rated Caa
_____% in securities rated Aa	_____% in securities rated Ba	_____% in securities rated Ca
_____% in securities rated A	_____% in securities rated B	_____% in securities rated C

The above percentage for Ba rated securities includes unrated securities in the amount of _____which have been determined by J.P. Morgan and LBAM, as applicable, to be of comparable quality.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	•	Fixed-Income Securities Risk	•	High Yield Securities Risk
• Management Risk	•	Portfolio Duration Risk	•	Securities Lending Risk
• Underlying Fund Risk

RISK/RETURN SUMMARY	145

Effective July 19, 2007, J.P. Morgan and LBAM became sub-advisors to the Fund.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008	1 Year	5 Years	Life of Fund*
Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
Barclays Capital High Yield Composite Bond Index(3)
Barclays Capital U.S. Corporate High Yield - 2% Issuer Capped Index(3)(4)
Morningstar High Yield Bond Category Average

(1) Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2004).

(2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. (3) Index performance does not reflect deductions for fees, expenses or taxes.

(4) This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown. For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2007	Class
Management Fees	0.65%
Other Expenses	0.01
Total Annual Fund Operating Expenses(1)	0.66%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
	1	3	5	10
Institutional Class

146	RISK/RETURN SUMMARY

INCOME FUND

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Fund seeks to provide a high level of current income consistent with preservation of capital.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in “junk bonds,” foreign securities, and REIT securities.

Main Strategies and Risks

Under normal circumstances, the Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called “junk bonds”). The Fund may also invest in convertible securities, preferred securities, and real estate investment trust (“REIT”) securities.

The Fund may also invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging or non-hedging purposes and may purchase and sell currencies on a spot (i.e. cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts. The Fund may enter into dollar roll transactions, which may involve leverage and purchase and sell interest rate futures and options.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. The Fund may use futures, options, swaps and derivative instruments to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk.

During the fiscal year ended October 31, 2008, the average rating of the Fund’s assets, based on market value at each month-end, were as follows (all rating are by Moody’s):

36.24% in securities rated Aaa	32.57% in securities rated Baa	3.82% in securities rated Caa
7.64% in securities rated Aa	4.27% in securities rated Ba	0.08% in securities rated Ca
6.67% in securities rated A	8.37% in securities rated B	0.34% in securities rated C

The above percentages for Aaa, Baa, Ba, B, and Caa rated securities include unrated securities in the amount of 8.99%, 0.03%, 0.04%, 0.11%, and 0.60% respectively, which have been determined by Edge to be of comparable quality.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Emerging Market Risk	• Exchange Rate Risk
• Fixed-Income Securities Risk	• Foreign Securities Risk	• High Yield Securities Risk
• Management Risk	• Portfolio Duration Risk	• Prepayment Risk
• Real Estate Securities Risk	• Securities Lending Risk	• Underlying Fund Risk
• U.S. Government Securities Risk	• U.S. Government Sponsored
Securities Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

RISK/RETURN SUMMARY	147

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008	1 Year	5 Years	10 Years
Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
Citigroup Broad Investment-Grade Bond Index(3)
Morningstar Intermediate-Term Bond Category Average

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2007	Class
Management Fees	0.50%
Other Expenses	0.01
Total Annual Fund Operating Expenses	0.51%

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

(1)	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2008. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on December 15, 1975.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
	1	3	5	10
Institutional Class

148	RISK/RETURN SUMMARY

INFLATION PROTECTION FUND

Sub-Advisor(s):	BlackRock Financial Management, Inc. ("BlackRock")
Objective:	The Fund seeks to provide current income and real (after inflation) total returns.
Investor Profile:	The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

Main Strategies and Risks

The fund normally invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index.

The fund may invest up to 15% of it assets in non-investment grade bonds (high yield or junk bonds) (rated BB or lower by S&P or Ba or lower by Moody’s) or securities of emerging market issuers. The fund may also invest up to 25% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers.

The fund may also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations ("CMOs"), investment grade corporate bonds and asset-backed securities. Securities are purchased for the fund when the management team believes that they have the potential for above average real return. The fund measures its performance against the benchmark. Non-investment grade bonds acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor's or Ba or lower by Moody's) or will be determined by BlackRock to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

A security will be sold if, in BlackRock's opinion, the risk of continuing to hold the security is unacceptable when compared to its real return potential. BlackRock may, when consistent with the fund's investment goal, buy or sell options or futures, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell instruments of those types at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party's obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls). The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

During the fiscal year ended October 31, 2007, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

73.43% in securities rated Aaa	10.57% in securities rated Baa	0.01% in securities rated Caa
4.80% in securities rated Aa	3.33% in securities rated Ba	0.00% in securities rated Ca

RISK/RETURN SUMMARY	149

5.94% in securities rated A	1.90% in securities rated B		0.02% in securities rated C

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	•	Exchange Rate Risk
• Fixed-Income Securities Risk	• Foreign Securities Risk	•	High Yield Securities Risk
• Management Risk	• Portfolio Duration Risk	•	Prepayment Risk
• Securities Lending Risk	• Underlying Fund Risk	•	U.S. Government Securities Risk
• U.S. Government Sponsored
Securities Risk

Black Rock has been the Fund’s Sub-Advisor since December 31, 2008.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform the future.

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008	1 Year	5 Years	Life of Fund*
Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
Barclays Capital US Treasury TIPS Index(3)
Morningstar Inflation-Protected Bond Category Average

(1) Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2004).

(2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. (3) Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2007	Class
Management Fees	0.40%
Other Expenses	0.01
Total Annual Fund Operating Expenses(1)	0.41%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

150	RISK/RETURN SUMMARY

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1	3	5	10
Institutional Class

RISK/RETURN SUMMARY	151

MORTGAGE SECURITIES FUND

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Investor Profile:	The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund invests primarily in mortgage-backed securities, including collateralized mortgage obligations. The Fund may also invest in dollar rolls, which may involve leverage.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Fund may also invest in U.S. government securities. Certain issuers of U.S. government securities are sponsored or chartered by Congress but their securities are neither issued or guaranteed by the U.S. Treasury. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. The Fund may use futures, options, swaps and derivative instruments to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates.

The Fund invests in mortgage securities which represent good longer term value, taking into account potential returns, prepayment and credit risk as well as deal-structure where appropriate. The Fund also invests in Treasury and Agency securities primarily for duration and liquidity management purposes.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Fixed-Income Securities Risk	• Management Risk
• Portfolio Duration Risk	• Prepayment Risk	• Real Estate Securities Risk
• Sector Risk	• Securities Lending Risk	• Underlying Fund Risk
• U.S. Government Securities Risk	• U.S. Government Sponsored
Securities Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

152	RISK/RETURN SUMMARY

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008	1 Year	5 Years	Life of Fund*
Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
Citigroup Mortgage Index(3)
Morningstar Intermediate Government Category Average

(1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 4, 1984.

(2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. (3) Index performance does not reflect deductions for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
Institutional
For the period ended October 31, 2007	Class
Management Fees	0.50%
Total Annual Fund Operating Expenses	0.50%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
	1	3	5	10
Institutional Class

RISK/RETURN SUMMARY	153

PREFERRED SECURITIES FUND

Sub-Advisor(s):	Spectrum Asset Management, Inc. (“Spectrum”)

Objective:	The Fund seeks to provide current income.

Investor Profile:	The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

Main Strategies and Risks

The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor’s Rating Service (“S&P”) or Moody’s Investor Service, Inc. (“Moody’s”) or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries. The rest of the Fund’s assets may be invested in common stocks, debt securities, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Spectrum seeks to build a portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.

The Fund is considered non-diversified and can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Equity Securities Risk
• Eurodollar and Yankee Obligations	• Fixed-Income Securities Risk	• Foreign Securities Risk
Risk	• Management Risk	• Non-Diversification Risk
• Portfolio Duration Risk	• Real Estate Securities Risk	• Sector Risk
• Securities Lending Risk	• Underlying Fund Risk	• U.S. Government Securities Risk
• U.S. Government Sponsored
Securities Risk

Spectrum has been the Fund’s Sub-Advisor since May 1, 2002.

154	RISK/RETURN SUMMARY

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the period ended December 31, 2008	1 Year	5 Years	Life of Fund*
Institutional Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
65% Merrill Lynch Fixed Rate Preferred Securities Index /
35% Barclays Capital U.S. Tier I Capital Securities Index(3)(4)
Barclays Capital U.S. Tier I Capital Securities Index(3)
Merrill Lynch Fixed Rate Preferred Securities Index(3)
Merrill Lynch Hybrid Preferred Securities Index(3)
Morningstar Intermediate-Term Bond Category Average

(1) Lifetime results are measured from the date the Institutional Class shares were first sold (May 1, 2002).

(2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. (3) Index performance does not reflect deductions for fees, expenses or taxes.

(4) The Manager and portfolio managers believe this index is a better representation of the universe of investment choices open to the Fund under its investment philosophy. The former index, Merrill Lynch Hybrid Preferred Securities Index, is also shown.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results”.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		Institutional
For the period ended October 31, 2007		Class
Management Fees		0.74%
Other Expenses		0.01
	Total Annual Fund Operating Expenses(1)	0.75%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

RISK/RETURN SUMMARY	155

Number of years you own your shares
	1	3	5	10
Institutional Class

156	RISK/RETURN SUMMARY

THE COSTS OF INVESTING

Fees and Expenses of the Funds

Fund shares are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions.

In addition to the ongoing fees listed below, the Institutional Class of the Funds may pay a portion of investment related expenses (e.g., interest on reverse repurchase agreements) that are allocated to all classes of the Funds.

Ongoing Fees

Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund and SAM Portfolio, as a shareholder in the underlying funds, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of each Principal LifeTime Fund and SAM Portfolio is net of the underlying funds’ operating expenses.

Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:

  Management Fee – Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Fund.
  Transfer Agent Fee – Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Institutional Class shares of the Fund.
  These serves are currently provided at cost.
  Other Expenses – A portion of expenses that are allocated to all classes of the Fund.

The Distributor may, from time-to-time, at its expense, pay a bonus or other consideration or incentive to dealers who have sold or may sell significant amounts of shares. Any such bonus or incentive program will not change the price investors pay for the purchase of the Funds’ shares or the amount that any particular Fund receives as the proceeds from such sales. In addition, the Distributor or its affiliates may provide financial support to dealers that sell shares of the Funds. This support is based primarily on the amount of sales of fund shares and/or total assets in the Funds. The amount of support may be affected by total sales; net sales; levels of redemptions; the dealers’ support of, and participation in, the Distributor’s marketing programs and the extent of a dealer’s marketing programs relating to the Funds. Financial support to dealers may be made from payments from the Distributor’s resources and from its retention of underwriting concessions.

INTERMEDIARY COMPENSATION

Principal or its affiliates, on behalf of Principal Funds, may enter into agreements with intermediaries pursuant to which the intermediaries will receive payments for providing administrative, networking, recordkeeping, sub-transfer agency and/or shareholder services relating to fund shares. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. The Fund will pay, or reimburse Principal or its affiliates for, such fees payable to intermediaries. Although such payments made by the Fund in any given year may vary, such payments by the Fund will generally not exceed .10% of the average net asset value of fund shares held by clients of such intermediary.

In addition, Principal or its affiliates may pay compensation, from their own resources, to certain intermediaries that support the distribution or sale of shares of the Fund or provide services to Fund shareholders.

Such payments to intermediaries may create an incentive for the intermediary or its Financial Professionals to recommend or sell shares of the Fund to you. If one mutual fund sponsor makes greater distribution assistance payments than another, your Financial Professional and his or her intermediary may have an incentive to recommend one fund complex over another.

THE COSTS OF INVESTING	157

Financial Professionals who deal with investors on an individual basis are typically associated with an intermediary. Financial Professionals may receive some or all of the amounts paid to the intermediary with which he or she is associated. You can ask your Financial Professional for information about any payments he or she or the intermediary receives from Principal or its affiliates.

Please speak with your Financial Professional to learn more about the total amounts paid to your Financial Professional and his or her intermediary by Principal and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Financial Professional at the time of purchase.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The information in this section does not apply directly to the Principal LifeTime Funds or the Strategic Asset Management (“SAM”) Portfolios, except to the extent the Principal LifeTime Funds or SAM Portfolios invest in securities other than shares of the underlying funds. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices

Market Volatility. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or “junk” bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

158	CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

Repurchase Agreements and Loaned Securities

Although not a principal investment strategy, some Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Funds may lend their portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty’s collateral invested by the Fund declines in value as a result of investment losses.

Bank Loans (also known as Senior Floating Rate Interests)

Some of the funds invest in bank loans. Bank loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the borrower to repay, prepayments of senior floating rate interests may occur.

Currency Contracts

The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund’s Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments

Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS	159

Warrants

Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Real Estate Investment Trusts

The Funds, except the Money Market Fund, may invest in real estate investment trust securities, herein referred to as “REITs.” In addition, the Global Diversified Income, Global Real Estate Securities, and Real Estate Securities Funds typically invest a significant portion of their net assets in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the Fund’s advisory fees with respect to the assets so invested. REIT’s are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

High Yield Securities

The Bond & Mortgage Securities, Core Plus Bond I, Global Diversified Income, High Yield I, Inflation Protection, Short-Term Bond, and Ultra Short Bond Funds may invest in debt securities rated BB or lower by S&P or Ba or lower by Moody’s or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or “junk bonds” and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund’s shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.

Initial Public Offerings (“IPOs”)

Certain of the Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market,

160	CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

Derivatives

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), and forward currency contracts for both hedging and non-hedging purposes.

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund or the reference currency relates to an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:

  the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
  the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
  the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment; and
  the possibility that the counterparty may fail to perform its obligations.

Exchange Traded Funds (ETFs)

These are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS	161

Convertible Securities

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

Foreign Investing

As a principal investment strategy, the Diversified International, Global Diversified Income, International Emerging Markets, International Growth, International I, and International Value I Funds may invest Fund assets in securities of foreign companies. The other Funds (except Government & High Quality Bond Fund) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund’s investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund’s portfolio. A Fund may have difficulty meeting a large number of

162	CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:

  increased social, political, and economic instability;
  a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
  lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
  foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
  relatively new capital market structure or market-oriented economy;
  the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
  restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
  possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Small and Medium Capitalization Companies

The Funds (except the Government & High Quality Bond Fund) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Core Plus Bond I, Disciplined LargeCap Blend, Global Diversified Income, High Quality Intermediate-Term Bond, High Yield I, Inflation Protection, LargeCap Blend I, LargeCap Blend II, LargeCap Growth, LargeCap Growth I, LargeCap Growth II, LargeCap S&P 500 Index, LargeCap Value, LargeCap Value I, LargeCap Value II, LargeCap Value III, Money Market, Preferred Securities, Real Estate Securities, Short-Term Bond, and Ultra Short Bond Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign companies without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company’s outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS	163

their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures

From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Fund of Funds

The performance and risks of each Principal LifeTime Fund and Strategic Asset Management (“SAM”) Portfolio directly corresponds to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the Principal LifeTime Funds and the SAM Portfolios have partial exposure to the risks of many different areas of the market. The more a Principal LifeTime Fund or SAM Portfolio allocates to stock funds, the greater the expected risk.

Each Principal LifeTime Fund and SAM Portfolio indirectly bears its pro-rata share of the expenses of the Underlying Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a Principal LifeTime Fund or SAM Portfolio is more costly than investing directly in shares of the Underlying Funds. If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

The risks associated with investing in an Underlying Fund of a fund of funds are discussed in Appendix A under Underlying Fund Risk.

Portfolio Turnover

“Portfolio Turnover” is the term used in the industry for measuring the amount of trading that occurs in a fund’s portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) which may have an adverse impact on the Fund’s performance. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund’s Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the “total return” line in the Financial Highlights section already includes portfolio turnover costs.

164	CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

MANAGEMENT OF THE FUNDS

The Manager

Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Funds. The portfolio managers appointed by Principal for each Principal LifeTime Fund are James Fennessey, Michael P. Finnegan, and Randy L. Welch. The portfolio managers appointed by PGI for each Principal LifeTime Fund are David M. Blake, Tim Dunbar, and Dirk Laschanzky. Messrs. Fennessey, Finnegan, Welch, Blake, Dunbar, and Laschanzky share day-to-day management of the Principal LifeTime Funds according to their respective responsibilities which are described as follows. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Fund’s strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set, operating as a team, sharing authority and responsibility for research with no limitation on the authority of one portfolio manager in relation to another.

James W. Fennessey, CFA. Mr. Fennessey is a Vice President of Principal Management Corporation. Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey graduated from Truman State University with a BS in Business Administration, with an emphasis in Finance, and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation.

Michael P. Finnegan, CFA. Mr. Finnegan is Chief Investment Officer for Principal Management Corporation. Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal’s investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates’ consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa State University.

Randy L. Welch. Mr. Welch is a Vice President of Principal Management Corporation. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an MBA from Drake University.

Cash Management Program

Each fund has cash available in its portfolios to meet redemption requests and to pay expenses. Additionally, funds receive cash flows when shareholders purchase shares. Principal will invest the cash, which comprises a very small portion of the funds' portfolios, in money market investments and in stock index futures contracts based on the Fund's market cap to gain exposure to the market. Stock index futures provide returns similar to those of common stocks. Principal believes that, over the long term, this strategy will enhance the investment performance of the Funds. Principal has implemented a cash management program for the following Funds: LargeCap Growth II, LargeCap Value III, MidCap Growth III, MidCap Value I, MidCap Value II, SmallCap Growth II, SmallCap Value I, and SmallCap Value III.

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The Sub-Advisors

Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets for a specific Fund allocated to it by Principal, except for the Global Diversified Income Fund. Dirk Laschanzky, portfolio manager for Principal Global Investors, LLC, allocates assets to the Sub-Advisors of the Global Diversified Income Fund. For these services, Principal pays the Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund’s investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Several of the Funds have multiple Sub-Advisors. For those Funds (except the Global Diversified Income Fund), Principal determines the portion of the Fund’s assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. Mr. Laschanzky makes this determination for the Global Diversified Income Fund. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor’s firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Information regarding the Sub-Advisors and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in each of the Funds.

Sub-Advisor: AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is located at 1345 Avenue of the Americas, New York, NY 10105.

The portfolio managers listed below for the SmallCap Growth Fund I operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

The management of and investment decisions for the LargeCap Value Fund III’s portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser’s large internal research staff. No one person is principally responsible for making recommendations for the Fund’s portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Fund’s portfolio are Marilyn Fedak and John Mahedy.

Day-to-day
Fund	Fund Management

LargeCap Value III	Marilyn G. Fedak
John Mahedy
Chris Marx
John D. Phillips, Jr.
SmallCap Growth I	Bruce K. Aronow
N. Kumar Kirpalani
Samantha S. Lau
Wen-Tse Tseng

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Bruce K. Aronow, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining AllianceBernstein in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior Associate with Kidder, Peabody & Company. Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.

Marilyn G. Fedak, CFA. Ms. Fedak joined AllianceBernstein in 1984 as a senior portfolio manager. An Executive Vice President of AllianceBernstein since 2000, she is Head of Global Value Equities and chair of the US Large Cap Value Equity Investment Policy Group. Ms. Fedak serves on AllianceBernstein’s Management Executive Committee and is also a Director of SCB Inc. She earned a BA from Smith College and an MBA from Harvard University. She has also earned the right to use the Chartered Financial Analyst designation.

N. Kumar Kirpalani, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Prior to joining AllianceBernstein in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in 1993. Previously, Mr. Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.

Samantha S. Lau, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Prior to joining AllianceBernstein in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a BS, magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.

John Mahedy, CPA. Mr. Mahedy was named Co-CIO–US Value equities in 2003. He continues to serve as director of research–US Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior research analyst at AllianceBernstein’s institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001. He earned a BS and an MBA from New York University.

Christopher W. Marx. Mr. Marx joined AllianceBernstein in 1997 as a research analyst. He covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Mr. Marx earned an AB in Economics from Harvard, and an MBA from the Stanford Graduate School of Business.

John D. Phillips, Jr., CFA. Mr. Phillips joined AllianceBernstein in 1994 and is a senior portfolio manager. He is also chairman of AllianceBernstein’s Proxy Voting Committee. Mr. Phillips earned a BA from Hamilton College and an MBA from Harvard University. He has also earned the right to use the Chartered Financial Analyst designation.

Wen-Tse Tseng. Mr. Tseng, Vice President and Portfolio Analyst/Manager, joined Alliance Bernstein in 2006 and is responsible for research and portfolio management for the US Small/SMD Cap Growth healthcare sector. Prior to joining the firm, he spent four years as the healthcare portfolio manager for the small-cap growth team at William D. Witter (the same team had previously managed assets for Weiss, Peck & Greer). Prior to that, Mr. Tseng was a senior healthcare analyst at JP Morgan Flemming Asset Management for a year and a half. Mr. Tseng holds a BS from National Taiwan University, an MS in Molecular Genetics and Microbiology from Robert Wood Johnson Medical School-University of Medicine and Dentistry of New Jersey, and an MBA from Graziadio School of Business and Management at Pepperdine University, Location: New York.

Sub-Advisor: American Century Investment Management, Inc. (“American Century”) was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111.

MANAGEMENT OF THE FUNDS	167

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

LargeCap Growth II	Prescott LeGard
Gregory Woodhams
LargeCap Value II	Brendan Healy
Charles A. Ritter

Brendan Healy, CFA. Mr. Healy, Vice President and Portfolio Manager, has been a member of the team that manages Large Cap Value since he joined American Century in April 2000 and has been a Portfolio Manager since February 2004. Before joining American Century, he spent six years with USAA Investment Management Company as an Equity Analyst. He has a Bachelor’s degree in Mechanical Engineering from the University of Arizona and an MBA from the University of Texas-Austin. He has earned the right to use the Chartered Financial Analyst designation.

Prescott LeGard, CFA. Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.

Charles A. Ritter, CFA. Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Cap Value since July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a Bachelor’s degree in Mathematics and a Master’s degree in Economics from Carnegie Mellon University as well as an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.

Gregory J. Woodhams, CFA. Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor’s degree in Economics from Rice University and a Master’s degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provides investment advisory services to a number of institutional investors. AXA Rosenberg’s address is 4 Orinda Way, Building E, Orinda, CA 94563.

Dr. William Ricks. Dr. Ricks has been the Chief Executive Officer and Chief Investment Officer for the past five years. He is responsible for overseeing the implementation of AXA Rosenberg’s investment strategies, which are primarily driven by stock selection and portfolio construction models. To that end, he has overall responsibility for the implementation of AXA Rosenberg’s investment strategies and the various aspects of AXA Rosenberg’s investment process, including trading, operations, portfolio engineering and portfolio construction. Dr. Ricks has served as a portfolio manager for the International Value Fund I since 2008.

Sub-Advisor: Barrow, Hanley, Mewhinney & Strauss (“BHMS”) is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly owned subsidiary of Old Mutual Asset

168	MANAGEMENT OF THE FUNDS

Managers (US) LLC, which is a wholly owned subsidiary of Old Mutual plc. BHMS’s address is 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201

The day-to-day portfolio management is shared by two or more portfolio managers. The Portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
MidCap Value III	James P. Barrow
Mark Giambrone

James P. Barrow. During Mr. Barrow’s investment career, he has worked as a securities analyst and portfolio manager for several major institutions including Citizens & Southern Bank of South Carolina, Atlantic Richfield and Reliance Insurance. In 1973 joined Republic National Bank of Dallas as a portfolio manager, where he worked with Tim Hanley and John Strauss. He later was placed in charge of the Employee Benefit Portfolio Group and was a member of the Trust Investment Committee until the founding of BHMS in 1979. He earned a BS from the University of South Carolina.

Mark Giambrone, CPA. Mr. Giambrone joined BHMS in December 1998 and became a principal in 2000. Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates. During his career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal.

Mr. Giambrone is a member of the American Institute of Certified Public Accountants. He graduated summa cum laude from Indiana University with a BS in Accounting, and earned an MBA from the University of Chicago.

Sub-Advisor: BlackRock Financial Management, Inc. ("BlackRock") is located at 40 East 52nd Street, New York, New York 10022. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., a public company, and is registered as an investment adviser under the Advisers Act.

The fund management team is led by a team of investment professionals at BlackRock, including the following individuals who have day-to-day responsibility: Stuart Spodek, Managing Director of BlackRock and Brian Weinstein, Managing Director of BlackRock. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to the other.

Day-to-day
Fund	Fund Management
Inflation Protection	Stuart Spodek
Brian Weinstein

Stuart Spodek. Mr. Spodek is co-head of US Fixed Income within BlackRock's Fixed Income Portfolio Management Group. He is responsible for managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments, and implementing yield curve strategy across global portfolios. Mr. Spodek joined BlackRock in 1993 as an analyst in BlackRock's Portfolio Management Group and became a portfolio manager in 1995. Mr. Spodek earned a BS degree in engineering from Princeton University in 1993.

Brian Weinstein. Mr. Weinstein is a member of the Investment Strategy Group. His primary responsibility is the management of total return and real return products. Mr. Weinstein focuses on relative value opportunities across the yield curve in Government and Agency securities. Mr. Weinstein moved to his current role in the Portfolio Management

MANAGEMENT OF THE FUNDS	169

Group in 2002. He began his career at BlackRock in the Portfolio Analytics Group in 2000. Mr. Weinstein earned a BA degree in history from the University of Pennsylvania in 2000.

Sub-Advisor: Causeway Capital Management LLC (“Causeway”) provides investment advisory services to numerous institutional clients and funds. Causeway’s address is 11111 Santa Monica Boulevard, Suite 1500, Los Angeles, CA 90025.

The day-to-day portfolio management is shared by a team of portfolio managers. The portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
International Value Fund I	James A. Doyle
Kevin Durkin
Jonathan P. Eng
Harry W. Hartford
Sarah H. Ketterer

James A. Doyle. Mr. Doyle is a director of Causeway and is responsible for research in the global consumer discretionary, financials and information technology sectors. He has served as a portfolio manager for the International Value Fund I since 2008 and for Causeway since June 2001. Mr. Doyle earned a BA in Economics from Northwestern University and an MBA in Finance from the Wharton School, University of Pennsylvania.

Kevin Durkin. Mr. Durkin is a vice president of Causeway and is responsible for research in the global consumer staples, industrials and energy sectors. He has served as portfolio manager for the International Value Fund I since 2008. Mr. Durkin has been a portfolio manager at Causeway since January 2006 and was a research associate from June 2001 to January 2006. Mr. Durkin earned a BS from Boston College and an MBA from the University of Chicago.

Jonathan P. Eng. Mr. Eng is a director of Causeway and is responsible for research in the consumer discretionary and industrials sectors. He has served as a portfolio manager for the International Value Fund I since 2008. Mr. Eng has been a portfolio manager at Causeway since February 2002. Mr. Eng earned a BA in History and Economics from Brandeis University and an MBA from the Anderson Graduate School of Management at UCLA.

Harry W. Hartford. Mr. Hartford is the president of Causeway and is responsible for research in the global financials and materials sectors. He has served as a portfolio manager for the International Value Fund I since 2008 and for Causeway since co-founding the firm in June 2001. Mr. Hartford earned a BA in Economics from the University of Dublin, Trinity College and an MS in Economics from Oklahoma State University.

Sarah H. Ketterer. Ms. Ketterer is the chief executive officer of Causeway and is responsible for research in the global financials and industrials sectors. She has served as a portfolio manager for the International Value Fund I since 2008 and for Causeway since co-founding the firm in June 2001. Ms. Ketterer earned a BA in Economics and Political Science from Stanford University and an MBA from the Amos Tuck School, Dartmouth College.

Sub-Advisor: Columbus Circle Investors (“CCI”) is an affiliate of PGI and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902.

Clifford G. Fox is the lead portfolio manager and Michael Iacono is the assistant portfolio manager. Mr. Fox has the final decision making authority, but relies on Mr. Iacono as the analyst and researcher for stock ideas. Additionally, Mr. Iacono has the authority to execute trades in Mr. Fox’s absence.

170	MANAGEMENT OF THE FUNDS

Day-to-day
Fund	Fund Management
LargeCap Growth	Anthony Rizza
MidCap Growth	Clifford G. Fox
Michael Iacono
SmallCap Growth III	Clifford G. Fox

Clifford G. Fox, CFA. Mr. Fox, portfolio manager, joined CCI in 1992. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

Michael Iacono, CFA. Managing Director/Co-Portfolio Manager. Mr. Iacono joined Columbus Circle Investors in February, 1997 and rejoined in March, 2000 after a 10 month absence at Bedford Oak Advisors. During Mr. Iacono’s first years at CCI, he held the positions of Research Associate, Securities Analyst, and Senior Securities Analyst. During his 10 month absence, he held the position of portfolio manager at the investment partnership. Mr. Iacono also previously worked at Arthur Andersen, L.L.P. as a Senior Audit and Business Advisor. Mr. Iacono received his B.S. from Boston College. Mr. Iacono is a Certified Public Accountant and has earned the right to use the Chartered Financial Analyst designation. He is a member of the New York Society of Security Analysts.

Anthony Rizza, CFA. Mr. Rizza, portfolio manager, joined CCI in 1991. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

Sub-Advisor: Dimensional Fund Advisors LP (“Dimensional”), located at 1299 Ocean Avenue, Santa Monica, CA 90401, is a registered investment advisor.

Dimensional uses a team approach in managing the SmallCap Value Fund II. The investment team includes the Investment Committee of Dimensional, portfolio managers and all other trading personnel.

The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. As of the date of this Prospectus the Investment Committee has seven members. Investment decisions for the Portfolio are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and review all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. Stephen A. Clark and Robert T. Deere are primarily responsible for coordinating the day-to-day management of the Fund.

Stephen A. Clark. Mr. Clark is a Senior Portfolio Manager and Vice President of DFA and chairman of the Investment Committee. He joined DFA in 2001 and has been responsible for the portfolio management group since January 2006. He earned an MBA from the University of Chicago and a BS from Bradley University.

Robert T. Deere. Mr. Deere is a Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a B.S. and a B.A. from the University of California at San Diego. Mr. Deere joined Dimensional in 1991 and has been responsible for the domestic equity portfolios since 1994.

MANAGEMENT OF THE FUNDS	171

Sub-Advisor: Edge Asset Management, Inc. (“Edge”) is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944. Its address is 601 Union Street, Suite 2200, Seattle, WA 98101-1377.

The day-to-day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
Equity Income	David W. Simpson
Joseph T. Suty
High Yield	Gary J. Pokrzywinski
Income	John R. Friedl
MidCap Stock	Daniel R. Coleman
Mortgage Securities Fund	Craig V. Sosey
SAM Balanced Portfolio	Michael D. Meighan
Randall L. Yoakum
SAM Conservative Balanced Portfolio	Michael D. Meighan
Randall L. Yoakum
SAM Conservative Growth Portfolio	Michael D. Meighan
Randall L. Yoakum
SAM Flexible Income Portfolio	Michael D. Meighan
Randall L. Yoakum
SAM Strategic Growth Portfolio	Michael D. Meighan
Randall L. Yoakum
Short-Term Income	Craig V. Sosey
West Coast Equity	Philip M. Foreman

Daniel R. Coleman. Mr. Coleman, Managing Director, Chief Investment Officer, manages all investment operations at Edge. Mr. Coleman has had primary responsibility for the day-to-day management of the predecessor Mid Cap Stock Fund since December 2001. Mr. Coleman joined Edge in October 2001. Mr. Coleman earned a bachelor’s degree in finance from the University of Wisconsin and an MBA from New York University.

Philip M. Foreman, CFA. Mr. Foreman, Portfolio Manager of Edge, has been responsible for the day-to-day management of the predecessor West Coast Equity Fund since 2002. Mr. Foreman has been employed by Edge since January of 2002. Prior to that, Mr. Foreman was Senior Vice President and Equity Mutual Fund Manager at Evergreen Asset Management Co. from 1999 until 2002, and Vice President and Senior Portfolio Manager at Edge from 1991 until 1999.

John R. Friedl, CFA. Mr. Friedl, Portfolio Manager, has been responsible for the day-to-day management of the Income Fund since January 1, 2008. Prior to that, Mr. Friedl had served as co-manager of the predecessor Income Fund with Gary Pokrzywinski since March 2005. He has been employed as an investment professional at Edge since August 1998. Mr. Friedl earned a bachelor's degree in communications and finance from the University of Washington and a master's degree in finance from Seattle University. He has earned the right to use the Chartered Financial Analyst designation.

Michael D. Meighan, CFA. Mr. Meighan, Portfolio Manager-Asset Allocation of Edge, was responsible for co-managing the predecessor SAM Portfolios with Mr. Yoakum (see below) beginning March 2003. Mr. Meighan joined

172	MANAGEMENT OF THE FUNDS

Edge in 1999. Between 1993 and 1999, he was employed with Mr. Yoakum at D.A. Davidson & Co. as a Portfolio Manager and Senior Analyst for its asset allocation product.

Gary Pokrzywinski, CFA. Mr. Pokrzywinski, Managing Director, Head of Fixed Income, leads a team of investment professionals that is responsible for the management of the Fixed-Income Funds for which Edge serves as sub-advisor (Income, Mortgage Securities, Short-Term Income and High Yield II). Mr. Pokrzywinski has been responsible for the day-to-day management of the predecessor High Yield Fund since April 1998. Mr. Pokrzywinski also served as co-manager of the predecessor Income Fund with John Friedl between March 2005 and January 2008. He served as the Income Fund's primary portfolio manager from 1992 until 2005. Mr. Pokrzywinski has been employed at Edge since 1992. He earned a bachelor's degree in finance and management information systems from the University of Wisconsin. Mr. Pokrzywinski has earned the right to use the Chartered Financial Analyst designation and is a member of the Seattle Investment Society and the Association for Investment Management and Research.

David W. Simpson, CFA. Mr. Simpson is a portfolio manager at Edge. Prior to joining Edge in 2003, he was chief investment officer and managing director for Summit Capital Management. Mr. Simpson earned a bachelor's degree from the University of Illinois and an MBA in finance from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

Craig V. Sosey. Mr. Sosey, Portfolio Manager of Edge, has had primary responsibility for the day-to-day management of the predecessor Short Term Income and predecessor U.S. Government Securities Funds since January 2000 and November 1998, respectively. He has been employed by Edge since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years.

Joseph T. Suty, CFA. Mr. Suty, Portfolio Manager of Edge, has been responsible for the day-to-day management of the predecessor Equity Income Fund since October 2005. Prior to joining Edge in September 2005, Mr. Suty managed personal and foundation portfolios from January 2005 until August 2005. From December 1991 until December 2004, Mr. Suty was a portfolio manager of large-cap value stocks at Washington Capital Management, Inc., where he was a principal and director of the firm.

Randall L. Yoakum, CFA. Mr. Yoakum, Chief Investment Strategist and Head of Asset Allocation of Edge, led a team of investment professionals in managing the predecessor SAM Portfolios beginning January 1, 2000. Between 1997 and 1999, Mr. Yoakum was Chief Investment Officer for D.A. Davidson & Co.

Sub-Advisor: Emerald Advisers, Inc. (“Emerald”) is a wholly owned subsidiary of Emerald Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald’s offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601.

Day-to-day
Fund	Fund Management
SmallCap Growth II	Joseph W. Garner
Kenneth G. Mertz II
Stacey L. Sears

Joseph W. Garner. Mr. Garner joined Emerald in 1994 and serves as Director of Emerald Research and Portfolio Manager. Prior to joining Emerald, Mr. Garner was the Program Manager of the Pennsylvania Economic Development Financing Authority (PEDFA); an Economic Development Analyst with the PA Department of Commerce’s Office of Technology Development; and an Industry Research Analyst with the Pittsburgh High Technology Council. Mr. Garner earned an MBA from the Katz Graduate School of Business, University of Pittsburgh, and graduated magna cum laude with a BA in Economics from Millersville University.

MANAGEMENT OF THE FUNDS	173

Kenneth G. Mertz II, CFA. Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc. Formerly he served as Past Trustee, Vice President of the Emerald Mutual Funds (1992-2005) and Chief Investment Officer of the Pennsylvania State Employees’ Retirement System (1985-1992). He earned a BA in Economics from Millersville University.

Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz, Ms. Sears and Mr. Garner work as a team developing strategy.

Stacey L. Sears. Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. She is co-manager of the Forward Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears earned a BS in Business Administration from Millersville University and an MBA from Villanova University.

Sub-Advisor: Essex Investment Management Company, LLC (“Essex”) is a Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients. Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Its address is 125 High Street, 29th Floor, Boston, MA 02110.

Day-to-day
Fund	Fund Management
SmallCap Growth II	Nancy B. Prial

Nancy B. Prial, CFA. Ms. Prial is a Portfolio Manager and Senior Principal on the Essex Small-Micro Cap Growth and Small-Mid Cap Growth strategies. Prior to joining the firm, she spent six years at The Burridge Group, LLC as Vice President and Chief Investment Officer and four years at the Twentieth Century Division of American Century Investors. She began her investment career in 1984 at Frontier Capital Management as a fundamental analyst and portfolio manager. Ms. Prial graduated from Bucknell University with a BS in Electrical Engineering and a BA in Mathematics. She also earned an MBA from Harvard Business School. Ms. Prial has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Goldman Sachs Asset Management, L.P. (“GSAM”) has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”). GSAM’s principal office is located at 32 Old Slip, New York, NY 10005.

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
LargeCap Blend I	Andrew Alford
Mark Carhart
Robert C. Jones

174	MANAGEMENT OF THE FUNDS

Day-to-day
Fund	Fund Management
MidCap Value I	Dolores Bamford
Andrew Braun
Scott Carroll
Sean Gallagher
Eileen Rominger

Andrew Alford. Mr. Alford is a Managing Director and Senior Portfolio Manager at GSAM. Mr. Alford joined the Investment Adviser as a researcher in 1998 and has taken on portfolio management responsibilities for the long-only Structured Funds in 2007.

Dolores Bamford, CFA. Ms. Bamford is a Managing Director and Portfolio Manager at GSAM. Ms. Bamford joined as a portfolio manager for the Value team in April 2002. Prior to that, she was a portfolio manager at Putnam Investments for various products since 1991.

Andrew Braun. Mr. Braun is a Managing Director and Portfolio Manager at GSAM. Mr. Braun joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001.

Mark Carhart. Mr. Carhart is a Co-Chief Investment Officer and a Managing Director at GSAM. Mr. Carhart joined the Investment Adviser in 1997 within the Quantitative Investment Strategies group and has taken on portfolio management responsibilities for the Structured Funds in 2007.

Scott Carroll, CFA. Mr. Carroll is a Managing Director and Portfolio Manager at GSAM. Mr. Carroll joined as a portfolio manager for the Value team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds.

Sean Gallagher. Mr. Gallagher is a Managing Director and Portfolio Manager at GSAM. Mr. Gallagher joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.

Robert C. Jones, CFA. Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.

Eileen Rominger. Ms. Rominger is a Managing Director, Chief Investment Officer and Portfolio Manager at GSAM. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.

Sub-Advisor: J.P. Morgan Investment Management Inc. (“J.P. Morgan”), 245 Park Avenue, New York, NY 10167 is an indirect wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), a bank holding company.

J.P. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

MANAGEMENT OF THE FUNDS	175

Day-to-day
Fund	Fund Management
High Yield I	James E. Gibson
William J. Morgan
James P. Shannahan, Jr.
SmallCap Value I	Christopher T. Blum
Dennis S. Ruhl

Christopher T. Blum, CFA. Managing Director of J.P. Morgan. Mr. Blum is a portfolio manager in the U.S. Quantitative Small Cap Equity Group. He rejoined the firm in 2001. Previously, he spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, Mr. Blum spent over three years with J.P. Morgan where he focused on structured small-cap core and small-cap value accounts. He earned his BBA in Finance at the Bernard M. Baruch School for Business and is a holder of the CFA designation.

James E. Gibson. Mr. Gibson is Vice President, Head Trader and co-Portfolio Manager for all high yield mandates. Mr. Gibson has 19 years of experience in high yield and distressed investments. He become an employee of JP Morgan Investment Management in March 2005 and prior to that time held the multiple high yield management roles at Banc One High Yield Partners, LLC and Pacholder Associates, Inc. since 1988. Mr. Gibson is a member of the High Yield Management Review Committee, which oversees all investment function, includes the determination an execution of investment strategy to each high yield client account. Mr. Gibson holds a B.S. in Finance from the University of Cincinnati College of Business Administration.

William J. Morgan. Mr. Morgan, Managing Director, is the Senior Portfolio Manager and team leader for the High Yield Team. He has been actively involved in the management of high yield portfolios as a portfolio manager and as a member of the High Yield Team’s Management Review Committee since 1984. The High Yield Management Review Committee, which overseas all investment functions, includes the determination and execution and investment strategy for each high yield client account. Mr. J.P. Morgan has 25 years of investment experience. He became an employee of JPMorgan Investment Management in March 2005 and prior to that time held the same role at Banc One High Yield Partners, LLC and Pacholder Associates, Inc. Mr. Morgan holds a B.A. in History from Kenyon College and a Masters in Business Administration from Xavier University.

Dennis S. Ruhl, CFA. Mr. Ruhl, Vice President of J.P. Morgan, joined the company in 1999. He is a portfolio manager in the U.S. Quantitative Small Cap Equity Group. His current responsibilities include managing structured small cap core and value accounts. Previously, he worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl earned Bachelor’s degrees in Mathematics and Computer Science and a Master’s degree in Computer Science, all from MIT. He has earned the right to use the Chartered Financial Analyst designation.

James P. Shanahan, Jr. Mr. Shanahan is Managing Director and Portfolio Manager for distressed and special situations and CBO portfolios and focuses on higher risk credits, including distressed and special situations investment, in high yield mandates. Mr. Shanahan has 21 year of experience in high yield and distressed investments. He became an employee of JPMorgan Investment Management in March 2005 and prior to that time held the same role at Banc One High Yield Partners, LLC and Pacholder Associates, Inc. Mr. Shanahan holds a B.A. from Xavier University and a J.D. from the University of Cincinnati College of law.

Sub-Advisor: Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham Park, New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity portfolios for institutional clients. Its address is 100 Campus Drive, Florham Park, NJ 07932-0650.

176	MANAGEMENT OF THE FUNDS

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
MidCap Growth II	Bruce Jacobs
Ken Levy
MidCap Value II	Bruce Jacobs
Ken Levy

Bruce Jacobs, Ph.D. Dr. Jacobs serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Dr. Jacobs was Senior Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. Dr. Jacobs earned a BA from Columbia College, an MS in Operations Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University, and an MA in Applied Economics and a Ph.D. in Finance from the University of Pennsylvania’s Wharton School.

Ken Levy, CFA. Mr. Levy serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Mr. Levy was Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. He earned a BA in Economics from Cornell University and an MBA and an MA in Business Economics from the University of Pennsylvania’s Wharton School. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Lehman Brothers Asset Management LLC (“Lehman Brothers”), 190 South LaSalle Street, Chicago, IL 60603, is a wholly-owned subsidiary of Lehman Brothers Holdings, Inc., a publicly-owned holding company. Lehman Brothers offers a wide range of investment advisory services to meet the need of clients with diverse investment objectives.

The day-to-day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
High Yield I	Ann H. Benjamin
Thomas P. O’Reilly

Ann H. Benjamin. Ms. Benjamin is a Managing Director and joined the Firm in 1997. Ms. Benjamin is the Chief Investment Officer and lead portfolio manager for high yield portfolios and blended credit strategies. She directs all aspects of the high yield business including research, trading and portfolio management. Ms. Benjamin serves on the Advisory Committee to the Firm’s Board of Directors, the Steering Committee, and is a member of the investment team setting overall portfolio strategy. She came to the Firm with 16 years of experience in the investment business, including eight years at Stein Roe. Other experience includes Allstate Insurance Company, where she co-managed high yield assets and Westinghouse Credit Corporation, Where she managed high yield, mezzanine debt and equity securities. She is a graduate of Chatham College, earning a BA degree in Economics, and Carnegie Mellon University where she earned a Master’s degree in Finance.

Thomas P. O’Reilly. Mr. O’Reilly is a Senior Vice President and joined the Firm in 1997. Mr. O’Reilly serves as a portfolio manager for high yield and blended credit portfolios. He is a member of the investment team setting overall

MANAGEMENT OF THE FUNDS	177

portfolio strategy. Mr. O’Reilly had previously been a high yield analyst for Stein Roe and for BankAmerica. He has a BS in Finance from Indiana University, an MBA from Loyola University, and has been awarded the Chartered Financial Analyst designation.

Sub-Advisor: Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”) is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, CA 90025.

The day-to-day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

MidCap Value I	David R. Borger
Christine M. Kugler
Stuart K. Matsuda
Hal W. Reynolds
Thomas D. Stevens
SmallCap Value III	David R. Borger
Christine M. Kugler
Stuart K. Matsuda
Hal W. Reynolds
Thomas D. Stevens

David R. Borger, CFA. Director of Research and Principal, L.A. Capital. Mr. Borger co-founded L.A. Capital in 2002 and is responsible for the development and management of the Dynamic Alpha Model (the firm’s proprietary stock selection model). Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He earned a BS from the Wittenberg University and an MA and MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.

Christine M. Kugler. Director of Implementation and Principal, L.A. Capital. Ms. Kugler was with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She earned a BA from the University of California, Santa Barbara.

Stuart K. Matsuda. Director of Trading and Principal, L.A. Capital. Mr. Matsuda co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Vice President and principal at Wilshire Associates where he also served as Wilshire Asset Management’s Director of Trading. He earned a BBA from the University of Hawaii and an MBA from California State University Northridge.

Hal W. Reynolds, CFA. Chief Investment Officer and Principal, L.A. Capital. Mr. Reynolds co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He joined the consulting division of Wilshire Associates in 1989 where he served as a senior consultant and also designed the Wilshire Compass (the firm’s asset allocation and manager optimization technology system). In 1989, he joined Wilshire Asset Management as Chief Investment Officer. Mr. Reynolds earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.

Thomas D. Stevens, CFA. Chairman and Principal, L.A. Capital. Mr. Stevens co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Senior Managing Director and Principal at Wilshire Associates. He joined Wilshire in 1980 and for six years directed its Equity Division, overseeing the delivery of the Equity and Index Fund Management Services, In 1986, he assumed responsibility for Wilshire Asset Management and for the next 16 years headed that

178	MANAGEMENT OF THE FUNDS

division. Mr. Stevens earned a BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: MacKay Shields LLC (“MacKay Shields”) was founded in 1938 as an economic consulting firm and became a registered investment advisor in April 1969. At that time, the firm began managing domestic equity accounts for U.S. tax-exempt clients. MacKay Shields has one office that is located at 9 West 57(th) Street, New York, NY 10019. All aspects of investment management and client service are conducted from this location.

The day-to-day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
MidCap Growth II	Robert J. Centrella
Edmund C. Spelman

Robert J. Centrella, CFA. Mr. Centrella is a Managing Director Portfolio Manager/Research Analyst Equity Division and joined MacKay Shields in 1996 as a Portfolio Manager/Research Analyst in the Equity Division. He received a BS in Accounting from the University of Scranton and an MBA in Finance from George Mason University. He has earned the right to use the Chartered Financial Analyst designation.

Edmund C. Spelman. Mr. Spelman Senior Managing Director and Head of the Growth Equity Division; he leads the Partners MidCap Growth Fund II investment team. Mr. Spelman has worked for MacKay Shields since 1991. Mr. Spelman earned a BA and an MS from the University of Pennsylvania.

Sub-Advisor: Mellon Capital Management Corporation (“Mellon Capital”), 500 Grant Street, Suite 4200, Pittsburgh, PA 15258. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation (“Mellon”).

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
MidCap Growth III	Adam T. Logan
John O’Toole
SmallCap Value I	Ronald P. Gala
Peter D. Goslin

Ronald P. Gala, CFA. Mr. Gala is a Senior Vice President and principal of Mellon Capital and joined the firm in 1993. Mr. Gala earned an MBA in Finance from the University of Pittsburgh and a BS in Business Administration from Duquesne University. He has earned the right to use the Chartered Financial Analyst designation.

Peter D. Goslin, CFA. Mr. Goslin is a Vice President and Portfolio Manager with Mellon Capital. Before joining Mellon Capital in 1999, Mr. Goslin spent over four years with Merrill Lynch. During his tenure with Merrill, he worked as a NASDAQ market maker and an equity index options proprietary trader. Prior to that, he ran Merrill’s S&P options desk

MANAGEMENT OF THE FUNDS	179

at the Chicago Mercantile Exchange. Mr. Goslin earned his MBA in Finance at the University of Notre Dame Graduate School of Business following a BS in Finance from St. Vincent College. He has earned the right to use the Chartered Financial Analyst designation.

Adam T. Logan, CFA. Joining the company in 1998, Mr. Logan is a portfolio manager and Vice President of Mellon Capital. Previously, he performed duties as a financial analyst in Mellon Financial Corporation’s corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.

John O’Toole, CFA. Joining the company in 1990, Mr. O’Toole is a Senior Vice President and a principal of Mellon Capital. Mr. O’Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Pacific Investment Management Company LLC (“PIMCO”) was organized in 1971 and provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

Day-to-day
Fund	Fund Management

Core Plus Bond Fund I	William H. Gross

William H. Gross. Mr. Gross is the Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO. He has managed investment portfolios for over thirty years. Mr. Gross has served as a portfolio manager for the Core Plus Bond Fund I since 2008.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted in the Management of the Funds section, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
Bond & Mortgage Securities	William C. Armstrong
Timothy R. Warrick
Disciplined LargeCap Blend	Jeffrey A. Schwarte
Diversified International	Paul H. Blankenhagen
Juliet Cohn
Chris Ibach

180	MANAGEMENT OF THE FUNDS

Day-to-day
Fund	Fund Management

Global Diversified Income	Mark Denkinger
Dirk Laschanzky
William J. McDonough
Mustafa Sagun
Darrin Smith
Government & High Quality Bond	Bryan C. Davis
Brad Fredericks
High Quality Intermediate-Term Bond	William C. Armstrong
Timothy R. Warrick
International Emerging Markets	Michael Ade
Mihail Dobrinov
Michael L. Reynal
International Growth	Steve Larson
John Pihlblad
LargeCap S&P 500 Index	Dirk Laschanzky
Scott W. Smith
LargeCap Value	Arild Holm
John Pihlblad
MidCap Blend	K. William Nolin
MidCap S&P 400 Index	Dirk Laschanzky
Scott W. Smith
MidCap Value III	Stephen Musser
Jeffrey A. Schwarte
Money Market	Tracy Reeg
Alice Robertson
Principal LifeTime 2010	David M. Blake
Tim Dunbar
Dirk Laschanzky
Principal LifeTime 2015	David M. Blake
Tim Dunbar
Dirk Laschanzky
Principal LifeTime 2020	David M. Blake
Tim Dunbar
Dirk Laschanzky
Principal LifeTime 2025	David M. Blake
Tim Dunbar
Dirk Laschanzky
Principal LifeTime 2030	David M. Blake
Tim Dunbar
Dirk Laschanzky
Principal LifeTime 2035	David M. Blake
Tim Dunbar
Dirk Laschanzky
Principal LifeTime 2040	David M. Blake
Tim Dunbar
Dirk Laschanzky

MANAGEMENT OF THE FUNDS	181

Day-to-day
Fund	Fund Management

Principal LifeTime 2045	David M. Blake
Tim Dunbar
Dirk Laschanzky
Principal LifeTime 2050	David M. Blake
Tim Dunbar
Dirk Laschanzky
Principal LifeTime 2055	David M. Blake
Tim Dunbar
Dirk Laschanzky
Principal LifeTime Strategic Income	David M. Blake
Tim Dunbar
Dirk Laschanzky
Short-Term Bond	Doug Earney
Craig Dawson
SmallCap Blend	Thomas Morabito
Phil Nordhus
SmallCap Growth	Mariateresa Monaco
SmallCap S&P 600 Index	Dirk Laschanzky
Scott W. Smith
SmallCap Value	Thomas Morabito
Ultra Short Bond	Doug Earney
Craig Dawson

Michael Ade, CFA. Mr. Ade is a research analyst and serves as a co-portfolio manager for Principal Global Investors. Based in Singapore, his company research focus encompasses the consumer, health care and non-bank financial sectors. Mr. Ade joined the firm in 2001. He received a bachelor’s degree in finance from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

William C. Armstrong, CFA. Mr. Armstrong is a portfolio manager for PGI. He manages multi-sector portfolios that invest in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns, and agencies. He joined the firm in 1992. Previously he served as a commissioned bank examiner at Federal Deposit Insurance Commission. He earned a Master’s degree from the University of Iowa and a Bachelor’s degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.

David M. Blake, CFA. Mr. Blake is the executive director and chief investment officer of fixed income for Principal Global Investors. Prior to joining Principal Global Investors in 2000, he was a senior portfolio manager for Boatmen's Capital Management, a subsidiary of Bank of America, where he began his career in 1989. Mr. Blake received both an MBA and a bachelor's degree from Saint Louis University. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Paul H. Blankenhagen, CFA. Mr. Blankenhagen joined the firm in 1992 and was named a portfolio manager in 2000. He is responsible for developing portfolio strategy and the ongoing management of core international equity portfolios. He earned a Master’s degree from Drake University and a Bachelor’s degree in Finance from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.

Juliet Cohn. Ms. Cohn is a portfolio manager at PGI. She co-manages the core international equity portfolios, with an emphasis on Europe and on the health care sector. Prior to joining the firm in 2003, she served as a director and

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senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a Bachelor’s degree in Mathematics from Trinity College, Cambridge England.

Bryan C. Davis, CFA. Mr. Davis is a senior trader/research analyst for PGI. He is responsible for trading mortgage-backed securities and developing investment strategies related to mortgages and derivatives. Mr. Davis joined the firm in 1993 as a servicing valuation director for Principal Residential Mortgage. He can became the director of servicing hedging in 2002 before moving into his current position in 2004. Mr. Davis earned a bachelor’s degree in finance from University of lowa. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Craig Dawson, CFA. Mr. Dawson is a portfolio manager at PGI. He is co-manager of the ultra short and short term bond portfolios. He joined the firm in 1998 as a research associate, then moved into a portfolio analyst role before moving into a portfolio manager position in 2002. He earned an MBA and a Bachelor’s degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.

Mark Denkinger, CFA. Mr. Denkinger is a portfolio manager at PGI. He is the senior portfolio manager for high yield credit and leveraged loans strategies at PGI. In addition, Mr. Denkinger was the Managing Director overseeing global investment grade and high yield credit trading between 2004 and 2008. He has served as a portfolio manager for the high yield portion of the Global Diversified Income Fund since 2008. He earned his bachelor's degree in finance and an MBA with a finance emphasis from the University of Iowa. Mr. Denkinger has earned the right to use the Chartered Financial Analyst designation. He is a member of the CFA Institute.

Mihail Dobrinov, CFA. Mr. Dobrinov is a research analyst and serves as a co-portfolio manager for PGI. He specializes primarily in the analysis of companies in the industrial sector, and serves as co-manager for diversified emerging markets portfolios. He joined the firm as an international and emerging market debt and currency specialist in 1995 and joined the equities team in 2002. Mr. Dobrinov received an MBA in finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mihail does not provide legal services on behalf of any of the member companies of the Principal Financial Group.)

Tim Dunbar. Mr. Dunbar is executive director and head of equities for Principal Global Investors. In this capacity, he oversees the business management and strategic direction of the firm's equity group on a global basis. He joined the firm in 1986 and has held a wide range of investment management roles and has been a member of the Principal Global Investors senior management team for nearly five years. Most recently, he was responsible for overseeing asset management merger and acquisition activities. Mr. Dunbar received a bachelor's degree from Iowa State University.

Doug Earney, CFA. Mr. Earney is a portfolio manager with Principal Global Investors, LLC. His current responsibilities include managing multi-sector portfolios including long duration, stable value, and third-party insurance company mandates. Mr. Earney's prior responsibilities have included asset allocation, risk management, and investment strategy development for multi-asset class portfolios. He joined the firm in 2000 and has served as a portfolio manager for the Short-Term Bond Fund and Ultra Short Bond Fund since 2008. He earned a bachelor's degree in mechanical engineering from Iowa State University and an MBA in finance and accounting from the University of Chicago. Mr. Earney has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Brad Fredericks. Mr. Fredericks is a portfolio manager at PGI. He is responsible for co-managing the government securities accounts. His responsibilities include general portfolio overview and security analysis. He joined the firm in 1998 as a financial accountant and was named a portfolio manager in 2002. Previously, Mr. Fredericks was an assistant trader at Norwest Mortgage. He earned a Bachelor’s degree in Finance from Iowa State University.

Mr. Fredericks is a Fellow of the Life Management Institute (FLMI).

Arild Holm, CFA . Mr. Holm is a portfolio manager at PGI. He specializes in the management of large cap value portfolios and also provides analyst coverage of domestic energy companies. Before joining Principal in 2002, Mr. Holm was an investment officer with the University of California. Previously, he spent five years with the Colorado

MANAGEMENT OF THE FUNDS	183

Public Employees’ Retirement Association (PERA) as an energy portfolio manager and three years as an oil and gas analyst with Hanifen, Imhoff, Inc. Mr. Holm earned an MBA in Finance from the University of Colorado and a Bachelor’s degree in Management Sciences from the University of Manchester Institute of Science and Technology (England). He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Christopher Ibach, CFA. Mr. Ibach is an associate portfolio manager and equity research analyst at PGI. He specializes primarily in the analysis of international technology companies, with a particular emphasis on semiconductor research. Prior to joining PGI in 2000, he gained six years of related industry experience with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor’s degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Steven Larson, CFA. Mr. Larson is a portfolio manager for PGI. He is responsible for co-managing PGI’s international growth portfolio as well as covering the utilities sector for core international portfolios. Prior to joining the firm in 2001, he led the investment management review and portfolio analysis process for the $80 billion Wells Fargo fund family. He earned an MBA in Finance from the University of Minnesota and a Bachelor’s degree from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Dirk Laschanzky, CFA. Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

William J. McDonough, CFA. Mr. McDonough is a senior fixed income analyst for PGI. Since 2003, he has been the sector head of the emerging market team, with responsibility for managing the emerging markets debt portfolio within PGI’s multi-sector strategies, including both sovereign and corporate issues. He has been a portfolio manager for the emerging market debt portion of the Global Diversified Income Fund since 2008. Mr. McDonough earned a bachelor’s degree in economics and finance from Loras College and an MBA from Drake University. He has earned the right to use the Chartered Financial Analyst designation. He is a member of the CFA Society of Iowa and the CFA Institute.

Mariateresa Monaco. Ms. Monaco is a portfolio manager and member of the domestic small-cap equity team at PGI. She serves as lead portfolio manager for the small-cap growth portfolios. Ms. Monaco joined PGI in 2005 with a decade of prior equity investment experience with Fidelity Management and Research in Boston where she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master’s degree in Electrical Engineering from Northeastern University. She also earned a Master’s degree in Electrical Engineering from Politecnico di Torino, Italy.

Thomas Morabito, CFA. Mr. Morabito leads the small-cap portfolio management team for PGI and is the portfolio manager on the small-cap value portfolios. Prior to joining PGI in 2000, he managed the Structured Small Cap Fund for Invesco Management & Research. He earned an MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.

Stephen B. Musser, CFA. Mr. Musser is a portfolio manager at PGI. He specializes in the management of mid cap value portfolios and also provides analyst coverage of companies in the financial services industry. Mr. Musser joined the firm in 2001. Previously, he was an analyst for A.G. Edwards & Sons. He earned an MBA in Finance and a Bachelor’s degree in Economics from the University of Missouri. He has earned the right to use the Chartered Financial Analyst designation.

K. William Nolin, CFA. Mr. Nolin is a portfolio manager for PGI. He serves as the portfolio manager for the firm’s international small-cap equity portfolios. He joined the firm in 1994. He earned an MBA from the Yale School of Management and a Bachelor’s degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

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Phil Nordhus, CFA. Mr. Nordhus joined PGI in 1990 and was previously involved in corporate acquisitions and divestitures before moving to the equity group in 2000. Most recently, he has been involved in managing the small-cap portfolios and has responsibility for managing the small-cap analyst team. Mr. Nordhus earned an MBA from Drake University and a Bachelor’s degree in Economics from Kansas State University. He has earned the right to use the Chartered Financial Analyst designation.

John Pihlblad, CFA. Mr. Pihlblad is a portfolio manager at PGI. He joined the firm in 2000 and led the development of PGI’s Global Research Platform. He has over 25 years experience in creating and managing quantitative investment systems. Prior to joining PGI, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He earned a BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.

Tracy Reeg. Ms. Reeg is a portfolio manager at PGI. She is involved in the portfolio management of money market portfolios. She joined the firm in 1993 and began trading and portfolio management duties in 2000. Ms. Reeg earned a Bachelor’s degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).

Michael L. Reynal. Mr. Reynal is a portfolio manager at PGI. He specializes in the management of emerging markets portfolios, as well as regional Asian equity portfolios. Prior to joining PGI in 2001, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. Mr. Reynal earned an MBA from the Amos Tuck School at Dartmouth College, an MA in History from Christ’s College at the University of Cambridge and a BA in History from Middlebury College.

Alice Robertson. Ms. Robertson is a trader for PGI on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master’s degree in Finance and Marketing from DePaul University and her Bachelor’s degree in Economics from Northwestern University.

Mustafa Sagun, Ph.D., CFA. Dr. Sagun is chief investment officer for the equities group of PGI. He is responsible for overseeing portfolio management and research for all international, domestic and global equities strategies. Dr. Sagun also oversees asset allocation and serves as lead manager for global equity portfolios. He has served as a portfolio manager for the global value equity portion of the Global Diversified Income Fund since 2008. Dr. Sagun earned a bachelor's degree in electronics and engineering from Bogazici University of Turkey. He earned an MA in international economics from the University of South Florida and a Ph.D. in finance. Dr. Sagun has earned the right to use the Chartered Financial Analyst designation. He is a member of the CFA Institute and the CFA Society of Iowa.

Jeffrey A. Schwarte, CFA, CPA. Mr. Schwarte is a portfolio manager at PGI. He manages the large-cap core portfolios and is co-portfolio manager on the midcap value strategies. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He earned a Bachelor’s degree in Accounting from the University of Northern Iowa. He has earned the right to use the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI).

Darrin Smith, CFA. Mr. Smith is a portfolio manager at PGI. He is a member of the high yield portfolio management team, with responsibility for high yield securities and leveraged loans. Mr. Smith joined the firm in 2007 and has 10 years experience as a high yield portfolio manager. He has served as a portfolio manager for the high yield portion of the Global Diversified Income Fund since 2008. He earned a bachelor's degree in economics from Iowa State University and an MBA from Drake University. Mr. Smith has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Iowa. He is a Fellow of the Life Management Institute (FLMI) and a member of the Life Officers' Management Association (LOMA).

Scott W. Smith. Mr. Smith is a research analyst and portfolio manager at PGI. He is an analyst within the firm’s asset allocation and structured investments group. He also provides research assistance to various business units within

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Principal Global Investors. Mr. Smith joined the firm in 1999. He received a bachelor’s degree in finance from Iowa State University.

Lisa A. Stange, CFA. Ms. Stange is a portfolio manager and strategist for PGI. She is responsible for managing the government securities portfolios and the mortgage-backed securities (MBS) within the multi-sector portfolios. As a strategist, Ms. Stange is involved in the formulation of broad investment strategy, quantitative research and product development. Previously, she was co-portfolio manager for U.S. multi-sector portfolios. She joined the firm in 1989. Ms. Stange earned an MBA and a Bachelor’s degree from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.

Timothy R. Warrick, CFA. Mr. Warrick is a portfolio manager at PGI with responsibility for the corporate and U.S. multi-sector portfolios. He also serves as portfolio management team leader with responsibility for overseeing portfolio management function for all total return fixed income products. Prior to his portfolio management responsibilities with the firm, Mr. Warrick was a fixed income credit analyst and extensively involved in product development. He joined the firm in 1990. He received an MBA in Finance from Drake University and a Bachelor’s degree in Accounting and Economics from Simpson College. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Principal Real Estate Investors, LLC (“Principal - REI”), an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal -REI’s address is 801 Grand Avenue, Des Moines, IA 50392.

The day-to-day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

Global Diversified Income	Simon Hedger
Chris Lepherd
Kelly D. Rush
Global Real Estate Securities	Simon Hedger
Chris Lepherd
Kelly D. Rush
Real Estate Securities	Kelly D. Rush

Simon Hedger. As a portfolio manager, Mr. Hedger directs the global real estate investment trust (REIT) activity for Principal-REI, the dedicated real estate group of Principal Global Investors. Mr. Hedger also serves as director, portfolio management for an affiliate advisor in London. He is head of a real estate investment team based in London and oversees the firm’s European real estate capability in real estate investment trusts (REITs) and listed property securities. He has served as a portfolio manager for the global real estate securities portion of the Global Diversified Income Fund since 2008. Mr. Hedger earned an MBA from the University of New England and is an associate member of both the Royal Institute of Chartered Surveyors and of the Australian Property Institute. He is a U.K. qualified chartered surveyor (ARICS).

Chris Lepherd. Mr. Lepherd serves as a Portfolio Manager for Principal-REI. He also serves as director, portfolio management at for an affiliate advisor in Australia and is a senior member of the firm’s property securities team. He has served as a portfolio manager for the global real estate securities portion of the Global Diversified Income Fund since 2008. Mr. Lepherd earned a Bachelor of Business (Land Economy) from the University of Western Sydney and a

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Graduate Diploma in Applied Finance and Investment from the Securities Institute of Australia. He is an Associate Member of the Australian Property Institute and Securities Institute.

Kelly D. Rush, CFA. As portfolio manager, Mr. Rush directs the real estate investment trust (REIT) activity for Principal - REI, the dedicated real estate group of Principal Global Investors. He has been with the real estate investment area of the firm since 1987. He has served as a portfolio manager for the global real estate securities portion of the Global Diversified Income Fund since 2008. He earned a Bachelor’s degree in Finance and an MBA in Business Administration from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Pyramis Global Advisors, LLC (“Pyramis”) is a Sub-Advisor. Pyramis’s address is 900 Salem Street, Smithfield, RI 02917.

Day-to-day
Fund	Fund Management
International I	Cesar Hernandez

Cesar E. Hernandez, CFA. Mr. Hernandez is a Senior Vice President and Portfolio Manager at Pyramis. He developed the Select International discipline at Pyramis and has been responsible for managing Select International portfolios on behalf of institutional investors since the discipline’s inception. Mr. Hernandez earned his B.S from the Universidad Simon Bolivar and his M.B.A from Babson College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society.

Sub-Advisor: Spectrum Asset Management, Inc. (“Spectrum”) is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
Global Diversified Income	L. Phillip Jacoby
Bernard M. Sussman
Preferred Securities	L. Phillip Jacoby
Bernard M. Sussman

L. Phillip Jacoby. Mr. Jacoby is Sr. Vice President and Portfolio Manager for Spectrum and chairman of Spectrum’s Investment Committee. Prior to joining Spectrum in 1995, he was a senior investment officer as USL Capital Corporation, a subsidiary of Ford Motor Corporate, and co-managed a $600 million preferred stock portfolio. He earned his BS in Finance from Boston University.

Bernard M. Sussman. Mr. Sussman is Chief Investment Officer of Spectrum and Chair of its Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was a general partner and head of the Preferred Stock area of Goldman Sachs & Co. He was responsible for sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid (MIPS) market. He earned both an MBA in Finance and a Bachelor’s degree in Industrial Relations from Cornell University.

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Sub-Advisor: T. Rowe Price Associates, Inc. (“T. Rowe Price”), a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 70 years of investment management experience.

T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

Day-to-day
Fund	Fund Management
LargeCap Blend II	Anna M. Dopkin
Ann M. Holcomb
LargeCap Growth I	Robert W. Sharps

Anna M. Dopkin, CFA. Ms. Dopkin serves as Chairman of the Investment Advisory Committee for the Fund.

Ms. Dopkin is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Director of U.S. Equity Research North America, and a member of the firm’s Equity Steering Committee. Prior to joining T. Rowe Price in 1996, she worked at Goldman Sachs in its Mortgage Securities Department in New York and London. Ms. Dopkin earned a B.S., magna cum laude, from The Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial Analyst designation.

Ann M. Holcomb, CFA. Ms. Holcomb is a vice president of T. Rowe Price Group, Inc., T. Rowe Price Associates, Inc., and T. Rowe Price Trust Company. She is also a portfolio manager and quantitative analyst in the Quantitative Equity Group. Ms. Holcomb is a vice president and Investment Advisory Committee member of the Capital Opportunity Fund. She joined the firm in 1996, and prior to her current position she was an investment data analyst and database programmer in the Quantitative Equity Group. Ms. Holcomb earned a B.A. in mathematics from Goucher College and an M.S. in finance from Loyola College. She has also earned the Chartered Financial Analyst designation.

Robert W. Sharps, CFA, CPA. Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also the lead Portfolio Manager with the Large-Cap Growth Strategy Team in the U.S. Equity Division and a member of the Equity Steering Committee. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has earned the right to use the Chartered Financial Analyst designation and the Certified Public Accountant accreditation.

Sub-Advisor: Turner Investment Partners, Inc. (“Turner”) was founded in 1990. Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
MidCap Growth III	Tara R. Hedlund
Christopher K. McHugh
Jason D. Schrotberger

Tara R. Hedlund, CFA, CPA. Ms. Hedlund joined Turner in 2000. Previously, she was an audit engagement senior at Arthur Andersen LLP. She has been in investment management since 1995. She earned a BBS in Accountancy from Villanova University. She has earned the right to use the Chartered Financial Analyst designation.

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Christopher K. McHugh. Mr. McHugh, Vice President and Senior Portfolio Manager, joined Turner in 1990. Prior to joining Turner, he was a performance specialist at Provident Capital Management. He earned a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph’s University.

Jason D. Schrotberger, CFA. Mr. Schrotberger joined Turner in 2001. Previously, he was an investment analyst at BlackRock Financial Management. He has been in investment management since 1994. He earned a BA in Economics from Denison University and an MBA in Finance from the University of Illinois. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), a Delaware corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the “Group”) of UBS AG.

Thomas Cole, Thomas Digenan, Scott Hazen, and John Leonard are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the LargeCap Value Fund I. Mr. Cole as the head of the investment management team leads the portfolio construction process and reviews the overall composition of the Fund's portfolio to ensure compliance with its stated investment objectives and strategies. Mr. Digenan, Mr. Hazen, and Mr. Leonard work closely with Mr. Cole on portfolio construction and ensuring that Fund investment objectives are met. The day-to-day portfolio management for the SmallCap Growth II Fund is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

LargeCap Value I	Thomas M. Cole
Thomas J. Digenan
Scott C. Hazen
John C. Leonard
SmallCap Growth II	Paul A. Graham, Jr.
David N. Wabnik

Thomas M. Cole, CFA. Mr. Cole is Head of North American Equities, Research Director for North American Equities, and a Managing Director at UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1985 and a portfolio manager of the Fund since 2001. He has earned the right to use the Chartered Financial Analyst designation.

Thomas J. Digenan, CFA, CPA. Mr. Digenan has been a North American Equity Strategist at UBS Global Asset Management since 2001, and is a Managing Director of UBS Global Asset Management. Mr. Digenan was President of The UBS Funds from 1993 to 2001. He has been a portfolio manager of the Fund since 2001. He has earned the right to use the Chartered Financial Analyst designation.

Paul A. Graham, Jr., CFA. Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Head of Growth Investors and Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

Scott C. Hazen, CFA. Mr. Hazen has been a North American Equity Strategist at UBS Global Asset Management since 2004, and is an Executive Director of UBS Global Asset Management. From 1992 until 2004, Mr. Hazen was a

MANAGEMENT OF THE FUNDS	189

Client Service and Relationship Management professional with UBS Global Asset Management. He has been a portfolio manager of the Fund since 2004. He has earned the right to use the Chartered Financial Analyst designation.

John C. Leonard, CFA. Mr. Leonard is Global Head of Equities and a Member of the UBS Group Managing Board. He has been an investment professional with UBS Global Asset Management since 1991, and a portfolio manager of the Fund since its inception. He has earned the right to use the Chartered Financial Analyst designation.

David N. Wabnik. Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995.

Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School.

Sub-Advisor: Vaughan Nelson Investment Management, LP (“Vaughan Nelson”) is located at 600 Travis Street, Suite 6300, Houston, Texas 77002. Founded in 1970, Vaughan Nelson is a subsidiary of Natixis Global Asset Management, L.P.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
SmallCap Value II	Chris D. Wallis
Scott J. Weber

Chris D. Wallis, CFA. Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. He received a B.B.A. from Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 15 years of investment/financial analysis and accounting experience.

Scott J. Weber. Mr. Weber, a Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson, he was a vice president from 2001 to 2003 and a senior associated from 2000 to 2001 of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. Mr. Weber holds the designation of Chartered Financial Analyst and has over 10 years of investment management and financial analysis experience.

Sub-Advisor: Westwood Management Corp. ("Westwood"), a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company.

Westwood's principal place of business is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201.

The day-to-day portfolio management is shared by a portfolio management team. The portfolio management team participates in regular meetings during which investment ideas are discussed. Investment decisions are made by majority agreement of the portfolio management team. The team members with the most significant responsibility for the Fund's assets are listed below; the list does not include all members of the investment team.

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Day-to-day
Fund	Fund Management
LargeCap Value III	Susan M. Byrne
Mark R. Freeman
Scott D. Lawson
Jay K. Singhania
Kellie R. Stark

Susan M. Byrne. Ms. Byrne has served as Chairman and Chief Investment Officer since founding Westwood in 1983. She participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. She has authority to direct trading activity for the Fund. Ms. Byrne attended the University of California at Berkeley.

Mark R. Freeman, CFA. Mr. Freeman has served as Senior Vice President and Portfolio Manager for Westwood since 2006. He joined Westwood in 1999 and served as Vice President and Portfolio Manager from 2000 to 2006. Mr. Freeman participates in the investment decision process during the portfolio team meetings in which the team determines the stock selection and weights for the model portfolio. He has authority to direct trading activity for the Fund. Mr. Freeman earned a BA in Economics from Millsaps College and an MS in Economics from Louisiana State University. Mr. Freeman has earned the right to use the Chartered Financial Analyst designation.

Scott D. Lawson, CFA. Mr. Lawson has served as Vice President and Senior Research Analyst since joining Westwood in 2003. Prior to joining Westwood, Mr. Lawson was an Assistant Portfolio Manager at Bank of America from 2000 to 2003. Mr. Lawson participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. He has authority to direct trading activity for the Fund. Mr. Lawson earned a BS in Economics from Texas Christian University and an MBA from St. Louis University. Mr. Lawson has earned the right to use the Chartered Financial Analyst designation.

Jay K. Singhania, CFA. Mr. Singhania has served as Vice President and Research Analyst for Westwood since 2004. Prior to this appointment, Mr. Singhania served as Assistant Vice President and Research Analyst for Westwood from 2002 to 2004. He participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. He has authority to direct trading activity on the Fund. Mr. Singhania earned a BBA in Finance from the University of Texas at Austin and participated in its MBA Undergraduate Financial Analyst Program, specializing in the Energy sector. Mr. Singhania has earned the right to use the Chartered Financial Analyst designation.

Kellie R. Stark, CFA. Ms. Stark has served as Senior Vice President for Westwood since 2004. Prior to this appointment, she served as Vice President and Associate Portfolio Manager for Westwood from 1997 to 2004. She joined Westwood in 1992. Ms. Stark participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. She has authority to direct trading activity for the Fund. Ms. Stark earned a BS in Finance and an MBA with an emphasis in Accounting from the University of Colorado at Boulder. Ms. Stark has earned the right to use the Chartered Financial Analyst designation.

The Sub-Sub-Advisors

Principal Global Investors, LLC (“PGI”) has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of PGI for a certain portion of the Fund’s assets. The sub-sub-advisor is paid a fee by PGI.

PGI is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund’s portfolio are made by Spectrum Asset Management, Inc.

MANAGEMENT OF THE FUNDS	191

(“Spectrum”), which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund’s portfolio are made by Spectrum.

See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.

Fees Paid to Principal

The Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2008 was:

To be filed by amendment.

A discussion regarding the basis for the Board of Directors approving the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2008 and in the annual report to shareholders for the fiscal year ended October 31, 2008.

Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:

  hire one or more Sub-Advisors;
  change Sub-Advisors; and
  reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund’s reliance on the order; however, only the High Yield I, Inflation Protection, International I, LargeCap Blend I, LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value I, LargeCap Value II, LargeCap Value III, MidCap Growth II, MidCap Growth III, MidCap Value I, MidCap Value II, MidCap Value III, SmallCap Growth I, SmallCap Growth II, SmallCap Growth III, SmallCap Value I, SmallCap Value II, and SmallCap Value III Funds intend to rely on the order.

Distribution Agreements

Principal may pay compensation, from its own resources, to certain financial intermediaries for the distribution, promotion, sale of Fund shares, and for providing services to shareholders. If one mutual fund sponsor makes greater distribution assistance payments than another, your financial professional or his or her financial intermediary may have an incentive to recommend one fund complex over another.

PRICING OF FUND SHARES

Each Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):

192	PRICING OF FUND SHARES

  on a day that the NYSE is open and
  prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For all Funds, except the Money Market Fund, the share price is calculated by:

  taking the current market value of the total assets of the Fund subtracting liabilities of the Fund
  dividing the remainder proportionately into the classes of the Fund subtracting the liability of each class
  dividing the remainder by the total number of shares outstanding for that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.

NOTES:

  If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
  A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund’s NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated.
  Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.
  The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.
  Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Shares may be purchased from the Distributor. There are no sales charges on Institutional Class shares of the Fund. There are no restrictions on amounts to be invested in Institutional Class shares of the Fund.

PURCHASE OF FUND SHARES	193

Shareholder accounts for the Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Share certificates are not issued.

The Fund may reject or cancel any purchase orders for any reason. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in Principal’s opinion, may be disruptive to the Fund. For these purposes, Principal may consider an investor’s trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.

Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers' checks, credit card checks, and foreign checks.

Effective the close of business of September 1, 2007, the SmallCap Blend Fund (the “fund”) closed to new investors. Those who were fund shareholders on September 1, 2007 may, however, continue to purchase shares in fund accounts in existence at that time. Principal may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.

REDEMPTION OF FUND SHARES

You may redeem shares of the Fund upon request. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Redemption fees. The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in “Exchange of Fund Shares.”

EXCHANGE OF FUND SHARES

An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary or an employee benefit plan imposes, Fund shares may be exchanged, without charge, for shares of any other Fund of Principal Investors Fund, provided that:

  the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund, the share class of such other Fund is available through the plan, and the share class of such other Fund is available in the shareholder’s state of residence.
194	REDEMPTION OF FUND SHARES

All exchanges completed on the same day are considered a single exchange for purposes of this exchange limitation. In addition, the Fund will reject an order to purchase shares of any Fund, except shares of the Money Market Fund, if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions.

If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange restriction described above, Fund management may waive this restriction in lieu of the exchange limitation that the intermediary is able to impose if, in management’s judgment, such limitation is reasonably likely to prevent excessive trading in Fund shares. In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The payment schedule is as follows:

  The Bond & Mortgage Securities, Global Diversified Income, Government & High Quality Bond, High Yield, Income, Inflation Protection, Mortgage Securities, Short-Term Bond, Short-Term Income, and Ultra Short Bond Funds declare dividends of their daily net investment income each day their shares are priced. On the last business day of each month the Funds will pay out their accumulated declared dividends.
  The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested into additional shares of the Fund.
  The Preferred Securities Fund pays its net investment income monthly. The payment date is the last business day of each month.
  The Core Plus Bond I, Equity Income, Global Real Estate Securities, and Real Estate Securities Funds and the SAM Flexible Income, SAM Conservative Balanced, and SAM Balanced Portfolios each pay their net investment income quarterly. The payment date is the last business day of March, June, September, and December.
  The Diversified International, International I, International Emerging Markets, International Growth, International Value I, Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, Principal LifeTime Strategic Income, SAM Conservative Growth Portfolio, and SAM Strategic Growth Portfolio Funds pay their net investment income annually. The payment date is the last business day of December.
  The other Funds pay their net investment income annually. The payment date is the fifteenth business day of December.

For more details on the payment schedule go to www.principal.com

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the eighth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor

[FundNameFooter]	DIVIDENDS AND DISTRIBUTIONS	195
www.principal.com

can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions to IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2009, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

196	TAX CONSIDERATIONS

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for frequent trading or market timing activity. The Funds do not knowingly accommodate frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

We consider frequent trading and market timing activities to be abusive trading practices because they:

Disrupt the management of the Funds by

forcing the Fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund and causing unplanned portfolio turnover;

Hurt the portfolio performance of the Fund; and

Increase expenses of the Fund due to

increased broker-dealer commissions and

increased recordkeeping and related costs.

Certain Funds may be at greater risk for abusive trading practices. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Fund. The potential negative impact and harms of undetected excessive trading in shares of the underlying funds in which the Principal LifeTime Funds or Strategic Asset Management Portfolios invest could flow through to the Principal LifeTime Funds and Strategic Asset Management Portfolios as they would for any fund shareholder.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

  Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
  Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
  Limiting the number of exchanges during a year;
  Requiring a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and
  Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange. We will give you notice in writing in this instance.

FUND ACCOUNT INFORMATION

Orders Placed by Intermediaries

Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund,

FREQUENT PURCHASES AND REDEMPTIONS	197

and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.

Signature Guarantees

Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:

  if you sell more than $100,000 from any one Fund;
  if a sales proceeds check is payable to other than the account shareholder(s);
  to change ownership of an account;
  to add telephone transaction services and/or wire privileges to an existing account if there is not a common owner between the bank account and mutual fund account;
  to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account;
  to exchange or transfer among accounts with different ownership; and
  to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days.

Reservation of Rights

The Principal Funds reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Funds reserves the right to change the share class described herein. Shareholders will be notified of any such action to the extent required by law.

Financial Statements

Shareholders will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

FINANCIAL HIGHLIGHTS

To be filed by amendment.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852.

198	PORTFOLIO HOLDINGS INFORMATION

APPENDIX A SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may adversely affect a particular Fund as a whole are called “principal risks.” The principal risks of investing in the Funds are stated above as to each Fund in the Fund’s description. Each of these risks is summarized below. The first three risks described below apply to all of the Funds. The remaining risks apply to certain of the Funds as described previously. Additional information about the Funds, their investments, and the related risks is located under “Certain Investment Strategies and Related Risks” and in the Statement of Additional Information.

Risks Applicable to All Funds

Credit and Counterparty Risk

Each of the funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Liquidity Risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Market Risk

The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Risks Applicable to Certain Funds

Active Trading Risk

A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Derivatives Risk

Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered riskier than direct investments and, in a down market, could become harder to value or sell at a fair price. Some derivative transactions may give rise to leverage. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Emerging Market Risk

Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

APPENDIX A	199

Equity Securities Risk

Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Eurodollar and Yankee Obligations Risk

Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that a foreign government will not let U.S. dollar-denominated assets leave the country, the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and adverse political or economic developments will affect investments in a foreign country.

Exchange Rate Risk

Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Exchange-Traded Funds ("ETFs") Risk

To the extent that a Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based, and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses.

Fixed-Income Securities Risk

Fixed-income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Foreign Securities Risk

Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

200	SUMMARY OF PRINCIPAL RISKS

Geographic Concentration Risk

Funds that invest significant portions of their assets in concentrated geographic areas such as a particular state or region of the U.S. have more exposure to local or regional economic risks than funds that invest more broadly.

Growth Stock Risk

Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A fund’s strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

High Yield Securities Risk

Fixed-income securities that are not investment grade are commonly referred to as high yield securities or “junk bonds.” While these securities generally provide greater income potential than investments in higher rated fixed-income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed-income securities. High yield securities are considered speculative by the major credit rating agencies.

Initial Public Offerings (“IPOs”) Risk

There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

Investment Company Securities Risk

Certain funds invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including investment advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

Management Risk

Each of the funds is actively managed by its investment advisor or sub-advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub-advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub-advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Segment Risk

Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  MidCap: A fund’s strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.
  LargeCap: A fund’s strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.
  SmallCap: A fund’s strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

Master Limited Partnership ("MLP") Risk

MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries, but they also may finance research and development and other projects. To the extent that an MLP's

SUMMARY OF PRINCIPAL RISKS	201

interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. In addition, MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Mid Cap Stock Risk

Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

Municipal Securities Risk

Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of funds investing in such securities. Funds that invest in municipal securities are also subject to the risk that some or all of the interest they receive from such securities might become taxable by law or determined by the Internal Revenue Service (or the relevant state’s tax authority) to be taxable, in which event the value of such funds’ investments would likely decline.

Non-Diversification Risk

A fund that is non-diversified may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund’s holdings are, the more a specific stock’s poor performance is likely to affect the fund’s performance.

Portfolio Duration Risk

Portfolio duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Prepayment Risk

Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Real Estate Securities Risk

Real estate investment trusts (“REITs”) or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependent on management skills and generally are not diversified. Equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:

  may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
  may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments);
  are subject to cash flow dependency and defaults by borrowers; and
  could fail to qualify for tax-free pass-through of income under the Internal Revenue Code.
202	SUMMARY OF PRINCIPAL RISKS

REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

Royalty Trust Risk

A Fund may invest in royalty trusts, which are structured similarly to REITs. A royalty trust generally acquires an interest in natural resource companies or chemical companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. The Fund's investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts' operating expenses, in addition to paying Fund expenses.

Sector Risk

When a fund’s investments are concentrated in a particular industry or sector of the economy (e.g., real estate, technology, financial services), they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. Funds concentrating in a particular industry sector tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. A fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting that industry or sector.

Securities Lending Risk

To earn additional income, the Fund may lend portfolio securities to approved financial institutions. Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the Fund will be unable to recover the loaned security or its value. Further, the cash collateral received by the Fund in connection with such a loan may be invested in a security that subsequently loses value.

Short Sale Risk

A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Small Company Risk

Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Underlying Fund Risk

The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and

SUMMARY OF PRINCIPAL RISKS	203

could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub-Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2008.

PRINCIPAL LIFETIME FUNDS
Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund

The following table shows the percentage of the outstanding shares of the Underlying Funds owned by the SAM Portfolios as of October 31, 2008.

STRATEGIC ASSET MANAGEMENT PORTFOLIOS
	Flexible	Conservative		Conservative	Strategic
	Income	Balanced	Balanced	Growth	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Total
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund

U.S. Government Securities Risk

Yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities.

204	SUMMARY OF PRINCIPAL RISKS

U.S. Government Sponsored Securities Risk

A fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk

A fund’s investments in value stocks carry the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

SUMMARY OF PRINCIPAL RISKS	205

APPENDIX B

DEFINITIONS OF THE INDICES REFERENCED IN THIS PROSPECTUS

The performance tables included in the prospectus provide performance information of various indices. These indices are described in this appendix. An investment cannot be made directly in the indices and the indices’ performance figures do not include any commissions or sales charges that would be paid by investors purchasing the securities represented by the indices.

6 Month LIBOR (London Interbank Offered Rate) Index is an average of the interest rate of U.S. dollar deposits, known as Eurodollars, of a stated maturity.

Barclays Capital Aggregate Bond Index is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Barclays Capital Government/Mortgage Index is a combination of the unmanaged Barclays Capital Government Index and the unmanaged Barclays Capital Mortgage Backed Securities (MBS) Index. The Barclays Capital Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA, and FHLMC.

Barclays Capital High Yield Composite Bond Index is an unmanaged index of all publicly issued fixed, dollar-denominated, SEC-registered corporate debt rated Ba1 or lower with at least $100 million outstanding and one year or more to maturity.

Barclays Capital 1-3 Government/Credit Bond Index represents a combination of the Government and Corporate Bond indices with maturities between one and three years.

Barclays Capital Mutual Fund 1-5 Government/Credit Index is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.

Barclays Capital U.S. Corporate High Yield - 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated. The index limits the maximum exposure to any one issuer to 2%.

The Barclays Capital U.S. Tier I Capital Securities Index tracks the market for deeply subordinated fixed income securities that qualify for treatment as regulatory capital by regulators or receive quasi-equity credit from ratings agencies. The index is comprised of Tier 1 securities from both banks and non-bank entities (insurance companies seeking regulatory capital treatment, corporate seeking equity treatment).

Barclays Capital U.S. Treasury Bellwethers 3 Month Index is composed of public obligations of the U.S. Treasury with a maturity of three months.

Barclays Capital U.S. Treasury TIPS (Treasury Inflation Protection Securities) Index is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.

Citigroup Broad Market (BMI) Global ex-US Index is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US $100 million and above.

Citigroup Broad Investment-Grade Bond Index measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities, and includes institutionally traded U.S. Treasury, government-sponsored, mortgage-backed, asset-backed, and investment-grade securities.

206	APPENDIX B	[FundNameFooter]
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Citigroup U.S. High Yield Market Capped Index uses the U.S. High Yield Market Index as its foundation, imposing a cap on the par amount of each issuer at US $5 billion.

Citigroup Mortgage Index represents the mortgage-backed securities component of Citigroup’s Broad Investment-Grade Bond Index. It consists of 30- and 15-year agency-issued (Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), and Federal Home Loan Mortgage Corporation (“FHLMC”)) pass-through securities as well as FNMA and FHLMC balloon mortgages.

Citigroup World ex-US Broad Market (BMI) Growth Index is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with growth characteristics and an available free float market cap of US $100 million and above.

FTSE-EPRA (European Public Real Estate Association)-NAREIT (National Association of Real Estate Investment Trusts) Global Real Estate Securities Index is designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, disposure and development of income-producing real estate. For a company to be eligible for inclusion in the index series it must fulfill certain requirements which are specific per geographic region.

JPMorgan Emerging Markets Bond Index (EMBI) Global includes U.S. dollar denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities. The EMBI Global is a market-capitalization-weighted index.

Merrill Lynch Fixed Rate Preferred Securities Index tracks the performance of fixed rate US dollar denominated preferred securities issued in the US domestic market.

Merrill Lynch Hybrid Preferred Securities Index is an unmanaged index of investment grade, exchange-traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity.

Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Ex-US is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the US.

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, and Far East) Index is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, and Far East) Value Index is a subset of the MSCI EAFE Index, which is an unmanaged index that measures the stock returns of companies in developed economies outside of North America. The MSCI EAFE Value Index consists of securities classified by MSCI as most representing the value style.

Morgan Stanley Capital International (MSCI) EMF (Emerging Markets Free) Index is an unmanaged index that measures the stock returns of companies in 26 developing countries.

Morgan Stanley Capital International (MSCI) US REIT Index is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.

Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

Morgan Stanley Capital International (MSCI) World Ex-US Growth Index measures global developed market equity performance of growth securities outside of the United States. It is comprised of half the securities in the MSCI World ex U.S. Index, with half of the market capitalization of each country index in the Growth Index (the other half is in the Value Index).

DEFINITIONS OF THE INDICES REFERENCED IN THIS PROSPECTUS	207

Morningstar Conservative Allocation Category Average is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.

Morningstar Diversified Emerging Markets Category Average is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.

Morningstar Foreign Large Blend Category Average is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.

Morningstar Foreign Large Growth Category Average is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.

Morningstar High Yield Bond Category consists of High-Yield bond funds which concentrate on lower-quality bonds. These funds generally offer higher yields than other types of funds - but they are also more vulnerable to economic and credit risk.

Morningstar Inflation Protected Bond Category primarily invest in fixed-income securities that increase coupon and/or principal payments at the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer of these types of securities. Most of these portfolios buy bonds with intermediate- to long-term maturities.

Morningstar Intermediate Government Category Average is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.

Morningstar Intermediate-Term Bond Category Average is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.

Morningstar Large Blend Category Average is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

Morningstar Large Growth Category Average is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

Morningstar Large Value Category Average is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more stable stock prices.

Morningstar Mid-Cap Blend Category Average is an average of net asset value (NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

Morningstar Mid-Cap Growth Category Average is an average of net asset value (NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.

208	DEFINITIONS OF THE INDICES REFERENCED IN THIS PROSPECTUS

Morningstar Mid-Cap Value Category Average is an average of net asset value (NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.

Morningstar Moderate Allocation Category Average is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.

Morningstar Short-Term Bond Category Average is an average of net asset value (NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt which have durations between 1 and 3.5 years.

Morningstar Small Blend Category Average is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.

Morningstar Small Growth Category Average is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

Morningstar Small Value Category Average is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.

Morningstar Specialty - Real Estate Category Average is an average of net asset value (NAV) returns of mutual funds that invest primarily in real estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.

Morningstar Target Date Category Average portfolios provide diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. These portfolios get more conservative as the goal date approaches by investing more in bonds and cash. Investment managers structure these portfolios differently; two funds with the same goal year may have different allocations to equities and therefore different levels of return and risk.

Morningstar Ultra Short Bond Category Average is an average of the net asset value (NAV) returns of bond mutual funds that invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year.

Morningstar World Allocation Category Average portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these portfolios do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe.

Morningstar World Stock Category Average invests the majority of its assets in the U.S., Europe, and Japan, with the remainder divided among the globe’s smaller markets. These portfolios typically have 20%-60% of assets in U.S. stocks.

Principal LifeTime 2010 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2010 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2020 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2020 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

DEFINITIONS OF THE INDICES REFERENCED IN THIS PROSPECTUS	209

Principal LifeTime 2030 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2030 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2040 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2040 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2050 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2050 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime Strategic Income Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime Strategic Income portfolio.

Russell 1000 Growth Index is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.

Russell 1000 Value Index is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.

Russell 2000 Growth Index is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.

Russell 2000 Index is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.

Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500 Growth Index is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Growth Index with higher price-to-book ratios and higher forecasted growth values.

Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

Russell Midcap Index is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.

Russell Midcap Growth Index is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.

Russell Midcap Value Index is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.

S&P 500 Stock Index (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility, and transportation companies.

S&P 500/Citigroup Value Index is a float-adjusted market-capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the

210	DEFINITIONS OF THE INDICES REFERENCED IN THIS PROSPECTUS

value end of the growth-value spectrum. Until December 16, 2005, when Standard & Poor’s changed the name of the index and its calculation methodology, the index was called the S&P 500/Barra Value Index.

S&P MidCap 400 Index is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

S&P SmallCap 600 Index is an unmanaged index that consists of 600 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

DEFINITIONS OF THE INDICES REFERENCED IN THIS PROSPECTUS	211

APPENDIX C Description of Bond Ratings: Moody’s Investors Service, Inc. Rating Definitions: Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality...but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

212	APPENDIX C

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest- rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

APPENDIX C	213

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circum- stances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC: Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

“BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:

Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, some-
what more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

 214 Appendix C

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.
SP-2:	A satisfactory capacity to pay principal and interest.
SP-3:	A speculative capacity to pay principal and interest.

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ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated ____________________, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024 Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semiannual reports available, free of charge, on our website www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

216	ADDITIONAL INFORMATION

PRINCIPAL FUNDS, INC.

Class J Shares

The date of this Prospectus is ________________, 2009.

As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined whether this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

REVISED VERSION

Risk/Return Summary	4
Balanced/Asset Allocation Funds
Strategic Asset Management ("SAM") Portfolios	7
Flexible Income Portfolio	10
Conservative Balanced Portfolio	11
Balanced Portfolio	13
Conservative Growth Portfolio	14
Strategic Growth Portfolio	15
Principal LifeTime Funds	18
Principal LifeTime Strategic Income Fund	21
Principal LifeTime 2010 Fund	22
Principal LifeTime 2020 Fund	23
Principal LifeTime 2030 Fund	24
Principal LifeTime 2040 Fund	25
Principal LifeTime 2050 Fund	26
LargeCap US Equity Funds
LargeCap Blend Fund I	31
LargeCap Blend Fund II	28
LargeCap Growth Fund	33
LargeCap Growth Fund I	35
LargeCap Growth Fund II	38
LargeCap S&P 500 Index Fund	41
LargeCap Value Fund	44
LargeCap Value Fund III	47
Small/MidCap US Equity Funds
MidCap Blend Fund	50
MidCap Growth Fund	53
MidCap Growth Fund III	56
MidCap S&P 400 Index Fund	59
MidCap Value Fund I
MidCap Value Fund II	65
MidCap Value Fund III	62
Real Estate Securities Fund	68
SmallCap Blend Fund	71
SmallCap Growth Fund	74
SmallCap Growth Fund I	77
SmallCap Growth Fund II	80
SmallCap S&P 600 Index Fund	83
SmallCap Value Fund	86
SmallCap Value Fund II

SmallCap Value Fund III	89
International Equity Funds
Diversified International Fund	92
Global Diversified Income Fund	93
International Emerging Markets Fund	98
International Growth Fund	95
Fixed Income Funds
Government & High Quality Bond Fund *It is anticipated that this Fund will be merged away prior to 3/1/09	104
High Quality Intermediate-Term Bond Fund	107
Inflation Protection Fund	110
Mortgage Securities Fund	112
Preferred Securities Fund	113
Short-Term Fixed Income Funds
Short-Term Bond Fund	116
Ultra Short Bond Fund	119
Money Market Fund	122
The Costs of Investing	125
Distribution Plans and Intermediary Compensation	126
Certain Investment Strategies and Related Risks	127
Management of the Funds	134
Pricing of Fund Shares	152
Purchase of Fund Shares	153
Redemption of Fund Shares	154
Exchange of Fund Shares	156
Frequent Purchases and Redemptions	158
Dividends and Distributions	159
Tax Considerations	159
Fund Account Information	160
Portfolio Holdings Information	162
Financial Highlights	162
Appendix A - Summary of Principal Risks	187
Appendix B - Definitions of the Indices Referenced in this Prospectus	193
Appendix C - Description of Bond Ratings
Additional Information	186

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RISK/RETURN SUMMARY

Principal Funds, Inc. ("Principal Funds") offers many investment portfolios (together, the "Funds") through this prospectus. Principal Funds has hired Principal Management Corporation* ("Principal") to provide investment advisory and other services to each of the Funds. Principal, as the manager of each of the Funds, seeks to provide a broad range of investment approaches through Principal Funds.

Princor Financial Services Corporation (“Princor”)* and Principal Funds Distributor, Inc. (“PFD”)* (collectively referred to as the "Distributor") are the Fund's principal underwriters for Class J shares of Principal Funds.

The Sub-Advisors and the Funds each sub-advises are:

Sub-Advisor		Fund(s)
	AllianceBernstein Investment Research and Management	LargeCap Value III
SmallCap Growth I

	American Century Investment Management, Inc.	LargeCap Growth II

	Barrow, Hanley, Mewhinney & Strauss, Inc.	MidCap Value

	Black Rock Financial Management, Inc.	Inflation Protection

	Columbus Circle Investors*	LargeCap Growth
MidCap Growth

	Dimensional Fund Advisors	SmallCap Value II

	Edge Asset Management, Inc.*	Mortgage Securities
Strategic Asset Management Portfolios

	Emerald Advisers, Inc.	SmallCap Growth II

	Essex Investment Management Company, LLC	SmallCap Growth II

	Goldman Sachs Asset Management LP	MidCap Value I
LargeCap Blend I

	Jacobs Levy Equity Management, Inc.	MidCap Value II

	Los Angeles Capital Management and Equity Research, Inc.	MidCap Value I
SmallCap Value III

	Principal Global Investors, LLC*	Bond & Mortgage Securities
Diversified International
Global Diversified Income
Government & High Quality Bond
High Quality Intermediate-Term Bond
International Emerging Markets
International Growth
LargeCap S&P 500 Index
LargeCap Value
MidCap Blend
MidCap S&P 400 Index
MidCap Value III
Money Market
Principal LifeTime Funds
Short-Term Bond
SmallCap Blend
SmallCap Growth
SmallCap S&P 600 Index
SmallCap Value
Ultra Short Bond

	Principal Real Estate Investors, LLC*	Global Diversified Income
Real Estate Securities

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Spectrum Asset Management, Inc.*	Global Diversified Income Preferred Securities
T. Rowe Price Associates, Inc.	LargeCap Blend II LargeCap Growth I
Turner Investment Partners, Inc. Vaughan Investment Management, LP UBS Global Asset Management (Americas) Inc. Westwood Management Corporation	MidCap Growth III SmallCap Value II SmallCap Growth II LargeCap Value III

*	Principal Management Corporation; Columbus Circle Investors; Edge Asset Management, Inc.; PFD; Principal Global Investors, LLC; Principal Real Estate Investors, LLC; Princor; and Spectrum Asset Management, Inc. are affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group®.

Class J Shares

Class J shares are currently available only through registered representatives of:

  Princor who are also employees of Principal Life (These registered representatives are sales counselors of Principal Connection, a distribution channel used to directly market certain products and services of the companies of the Principal Financial Group.);
  selected broker-dealers selling Class J shares in conjunction with health savings accounts; and
  selected broker-dealers that have entered into a selling agreement to offer Class J shares.

For more information about Class J shares of the Funds, please call the Connection at 1-800-247-8000, extension 411.

Main Strategies and Risks

Each Fund's investment objective is described in the summary description of each Fund. The Board of Directors may change a Fund's objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The summary of each Fund also describes each Fund's primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."

Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks-Temporary Defensive Measures."

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. There can be no assurance that any Fund will achieve its investment objective. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

Factors that may adversely affect a particular Fund as a whole are called "principal risks." The principal risks of investing in the Funds are stated as to each Fund in the Fund's description. Each Fund is also subject to underlying

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fund risk to the extent that a Principal LifeTime Fund or SAM Portfolio invests in the Fund. These risks, and each of the other principal risks, are more fully explained in Appendix A to this prospectus.

Investment Results

A bar chart and a table are included with the description of each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:

  a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.) and an average of mutual funds with a similar investment objective and management style (the averages used are prepared by independent statistical services).

Performance for classes of shares for periods prior to the date on which a Fund's oldest share class began operations (as indicated in the tables on the following pages) is based on the performance of the oldest share class of the Fund, adjusted to reflect the expenses of the share class shown. The adjustments result in performance (for the period prior to the effective date of the share class shown) that is no higher than the historical performance of the oldest share class.

Call Principal Funds at 1-800-222-5852 to get the current 7-day yield for the Money Market Fund.

Fees and Expenses

The annual operating expenses for each Fund are deducted from that Fund's assets. Each Fund's operating expenses are shown following each Fund’s description. A discussion of the fees is found in the section of the Prospectus titled “The Costs of Investing.”

The examples following the expense tables for each Fund are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds.

NOTE:

  No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by the Principal Funds, a Fund, Principal, any Sub-Advisor, Princor, or PFD.
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STRATEGIC ASSET MANAGEMENT ("SAM") PORTFOLIOS

Principal Funds provides a broad selection of investment choices, including asset allocation strategies available through the Flexible Income, Conservative Balanced, Balanced, Conservative Growth, and Strategic Growth Portfolios (each a “Portfolio,” collectively the “Portfolios”). The SAM Portfolios currently offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The SAM Portfolios are designed for long-term investors seeking total return or long-term capital appreciation. The SAM Portfolios invest principally in Institutional Class shares of the Equity Funds and Fixed-Income Funds (as identified in the Table of Contents) and the Money Market Fund (“Underlying Funds”). Each of the SAM Portfolios may invest in any of the Institutional Class shares of the equity funds or fixed-income funds of Principal Funds, Inc., at the Sub-Advisor’s discretion. Each of the Underlying Funds is a series of Principal Funds, Inc. The Sub-Advisor for the SAM Portfolios is Edge Asset Management, Inc. (“Edge”).

Main Strategies for the Portfolios

In pursuing its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Underlying Funds described in this prospectus. The Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each Underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio’s investments in those market segments and their corresponding Underlying Funds. Edge may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective, Edge’s outlook for the economy and the financial markets, and the relative market valuations of the Underlying Funds.

In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest, without limit, directly in stock or bond index futures and options thereon and the following short-term instruments:

  short-term securities issued by the U.S. government, its agencies, instrumentalities, authorities, or political subdivisions;
  other short-term fixed-income securities rated A or higher by Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) or, if unrated, of comparable quality in the opinion of Edge;
  commercial paper, including master notes;
  bank obligations, including negotiable certificates of deposit, time deposits, and bankers’ acceptances; and
  repurchase agreements.

At the time a Portfolio invests in any commercial paper, bank obligations, or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody’s or the issuer’s parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody’s or A-1 by S&P; if no such ratings are available, the investment must be of comparable quality in the opinion of Edge. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with Edge’s current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio’s total assets. A Portfolio may also use futures contracts and options for bona fide hedging purposes. Futures contracts and options may also be used to reallocate the Portfolio’s assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index.

The principal investment strategies for each Portfolio are further described below in the description of each of the Portfolios, but there are some general principles Edge applies in making investment decisions. When making decisions about how to allocate a Portfolio’s assets, Edge will generally consider, among other things, the following factors:

Federal Reserve monetary policy	Government budget deficits	State and federal fiscal policies
Consumer debt	Tax policy	Trade pacts
Corporate profits	Demographic trends	Interest rate changes
Governmental elections	Mortgage demand	Business confidence

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Employment trends	Business spending	Geopolitical risks
Consumer spending	Inflationary pressures	Wage and payroll trends
Currency flows	Housing trends	Investment flows
Commodity prices	GDP growth	Import prices
Yield spreads	Historical financial market returns	Factory capacity utilization
Stock market volume	Inventories	Market capitalization relative values
Capital goods expenditures	Investor psychology	Productivity growth
Historical asset class returns	Technology trends	Asset class correlations
Cyclical and secular economic trends	Risk/return characteristics	Business activity
Volatility analysis	Stock valuations	Performance attribution by allocation and sector
Consumer confidence

Main Risks

There can be no assurance that any Portfolio will achieve its investment objective. The net asset value of each Portfolio’s shares is affected by changes in the value of the shares of the Underlying Funds it owns. Each Portfolio’s investments are invested in the Underlying Funds and, as a result, the Portfolio’s performance is directly related to their performance. A Portfolio’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives.

Each Portfolio’s broad diversification is designed to help cushion severe losses in any one investment sector and moderate the Portfolio’s overall price swings. However, the Portfolio’s share price will fluctuate as the prices of the Underlying Funds rise or fall with changing market conditions.

Each Portfolio is subject to the particular risks of the Underlying Funds in the proportions in which the Portfolio invests in them.

The SAM Balanced, Conservative Growth, and Strategic Growth Portfolios have a greater exposure to the following risks (as defined in Appendix A):

• Emerging Market Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Growth Stock Risk	• Market Segment (Large Cap) Risk
• Value Stock Risk

The SAM Flexible Income and Conservative Balanced Portfolios have a greater exposure to the following risks (as defined in Appendix A):

  Derivatives Risk
  Portfolio Duration Risk
  U.S. Government Sponsored Securities Risk
  Fixed-Income Securities Risk
  Prepayment Risk
  High Yield Securities Risk
  U.S. Government Securities Risk

Other Common Risks. Each of the Portfolios may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options. Therefore, the Portfolios are subject to the risks (as defined in Appendix A) associated with such investments including:

• Derivatives Risk

• Fixed-Income Securities Risk

• U.S. Government Securities Risk

Each Portfolio is also subject to the following risks:

Conflict of Interest Risk. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Portfolios serve in the same capacities for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Portfolios and the Underlying Funds. Because Edge and its affiliated

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companies earn different fees from the Underlying Funds in which the Portfolios invest, there may be a conflict between the interests of the Portfolios and the economic interests of Edge and its affiliates.

Investment Company Securities Risk (as defined in Appendix A).

Management Risk (as defined in Appendix A).

Payment In Kind Liquidity Risk. Under certain circumstances, an Underlying Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until Edge determines that it is appropriate to dispose of such securities.

Securities Lending Risk (as defined in Appendix A).

Edge has provided investment advice to each SAM Portfolios since its inception.

As of October 31, 2008, the Portfolios' assets were allocated among the Underlying Funds as follows:

				Conservative	Conservative	Flexible	Strategic
			Balanced	Balanced	Growth	Income	Growth
	Underlying Fund		Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
		Total	100.00%	100.00%	100.00%	100.00%	100.00%

Historical Performance

A bar chart and table showing the historical investment performance of each SAM Portfolio are provided with the description of each Portfolio. The bar chart for each Portfolio shows how the Portfolio's total return has varied year-by-year, and the table for the Portfolio shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Portfolio. A Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Each Portfolio's investment return is net of the operating expenses of each of the Underlying Funds.

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FLEXIBLE INCOME PORTFOLIO

Objective. The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents generally invests no more than 30% of its net assets in equity funds may invest up to 30% of its assets in any single equity fund

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements and strategic transactions (derivatives) such as futures contracts and options.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)

For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes)
(after taxes on distributions) (2)
(after taxes on distributions and sale of shares) (2)
Barclays Capital Aggregate Bond Index (3)
S&P 500 Index (3)
20% S&P Index and 80% Barclays Capital Aggregate Bond Index (3)
Morningstar Conservative Allocation Category Average

(1)	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of Class J shares.

The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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(3) Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."

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CONSERVATIVE BALANCED PORTFOLIO

Objective. The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  invests between 40% and 80% of its net assets in a combination of fixed-income funds and cash equivalents and between 20% and 60% of its net assets in equity funds may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents may invest up to 30% of its assets in any single equity fund

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements and strategic transactions (derivatives) such as futures contracts and options.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

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Average Annual Total Returns (%) (with Maximum Sales Charge) (1)
For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
Class J (before taxes)

(after taxes on distributions) (2)
(after taxes on distributions and sale of shares) (2)
Barclays Capital Aggregate Bond Index (3)
S&P 500 Index (3)
40% S&P Index and 60% Barclays Capital Aggregate Bond Index (3)
Morningstar Conservative Allocation Category Average

(1)	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of Class J shares.

The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."

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BALANCED PORTFOLIO

Objective. The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  invests between 30% and 70% of its net assets in equity funds and between 30% and 70% of its net assets in fixed- income funds and cash equivalents may invest up to 30% of its assets in any single equity fund may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

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Average Annual Total Returns (%) (with Maximum Sales Charge) (1)
For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
Class J (before taxes)

(after taxes on distributions) (2)
(after taxes on distributions and sale of shares) (2)
Barclays Capital Aggregate Bond Index (3)
S&P 500 Index (3)
60% S&P Index and 40% Barclays Capital Aggregate Bond Index (3)
Morningstar Moderate Allocation Category Average

(1)	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of Class J shares.

The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

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CONSERVATIVE GROWTH PORTFOLIO

Objective. The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  generally invests at least 60% of its net assets in equity funds may invest up to 40% of its assets in any single equity fund may invest up to 30% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)

For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes)
(after taxes on distributions) (2)
(after taxes on distributions and sale of shares) (2)
Barclays Capital Aggregate Bond Index (3)
S&P 500 Index (3)
80% S&P Index and 20% Barclays Capital Aggregate Bond Index (3)
Morningstar Moderate Allocation Category Average

(1)	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of Class J shares.

The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(4)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."

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STRATEGIC GROWTH PORTFOLIO

Objective. The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  generally invests at least 75% of its net assets in equity funds may invest up to 50% of its assets in any single equity fund may invest up to 25% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests as well as the risks associated with direct investments in the instruments listed in the foregoing paragraph, including derivatives risk and portfolio risk.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)

For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes)
(after taxes on distributions) (2)
(after taxes on distributions and sale of shares) (2)
Barclays Capital Aggregate Bond Index (3)
S&P 500 Index (3)
Russell 3000 Index (3)
Morningstar Large Blend Category Average

(1)	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of Class J shares.

The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

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(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."

Fees and Expenses of the Portfolios

The following table shows the operating expenses (expressed as a percentage of average daily net assets) incurred by the Class J shares of the SAM Portfolios during the fiscal year ended October 31, 2008. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the SAM Portfolios through their investments in the Annual Fund Operating Expenses (expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2008.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Class J Shares
	Flexible	Conservative		Conservative	Strategic
	Income	Balanced	Balanced	Growth	Growth
For the year ended October 31, 2007	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Management Fees 12b-1 Fees Other Expenses

Total Gross Operating Fees and Expenses(1)

Expense Reimbursement at Principal LifeTime Fund Level (2)(3) Net Operating Fees and Expenses Acquired Fund (Underlying Fund) Operating Expenses Total Annual Fund Operating Expenses

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

(3)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.95%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class J Shares
	If you sell your shares				If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Flexible Income Portfolio Conservative Balanced Portfolio Balanced Portfolio Conservative Growth Portfolio Strategic Growth Portfolio

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PRINCIPAL LIFETIME FUNDS

Principal Funds offers Funds that are designed to meet the needs of an investor who wants an investment option that is suited to the investor’s particular investment time horizon and who tends to be more accepting of risk in the early years of his or her time horizon and becomes more risk-averse as he or she nears the investment goal (for example, retirement or saving for college). Professional investment advisers manage the Funds to align, over time, underlying investments with the changing risk tolerance of the investor. These Funds are sometime referred as “target date funds.” The target date Funds offered by the Fund are: Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, and Principal LifeTime Strategic Income (the “Principal LifeTime Funds”).

Objective: The investment objective of each of the Principal LifeTime 2010, 2020, 2030, 2040, and 2050 Funds is to seek a total return consisting of long-term growth of capital and current income.

The investment objective of the Principal LifeTime Strategic Income Fund is to seek current income.

Main Strategies and Risks

To pursue its goal, each Principal LifeTime Fund invests in other Principal Funds (the “underlying funds”) that Principal and Principal Global Investors, LLC (“PGI”), the Fund’s Sub-Advisor, consider appropriate based on the remaining time horizon of a particular Principal LifeTime Fund and the expected risk tolerance of those investors who have chosen that time horizon. Each of the Principal LifeTime Funds may invest in any of the Institutional Class shares of the equity funds or fixed-income funds of Principal Investors Fund, at the Sub-Advisor’s discretion. The underlying funds provide each Fund with exposure to a broad range of asset classes, including domestic and foreign equity and fixed-income securities. In the case of Principal LifeTime Strategic Income Fund, most of the Fund’s assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing securities through their investments in fixed-income securities, “hybrid” securities (such as real estate securities and preferred securities, which may produce current income as well as capital gains) and dividend generating domestic and foreign stocks.

Both Principal and PGI provide investment advisory services to the Principal LifeTime Funds. Principal has hired PGI to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for each Principal LifeTime Fund. PGI is also responsible for employing an active rebalancing strategy which is designed to identify asset classes that appear attractive or unattractive over the short term.

After PGI sets the percentage of Fund assets to be allocated to a particular asset class, Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of a Fund or market forces or Fund circumstances which indicate that changes in allocations may be appropriate. Principal may, at any time, add, remove, or substitute underlying funds in which a Principal LifeTime Fund invests.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. In addition, qualitative factors such as organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading, and compliance systems of the underlying fund’s Sub-Advisor are also evaluated. There are no minimum or maximum percentages of assets that a Principal LifeTime Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund’s appropriate benchmark and peer group.

Over time, PGI intends to gradually shift the asset allocation targets of each Principal LifeTime Fund (other than the Principal LifeTime Strategic Income Fund) to accommodate investors progressing from asset accumulation years to income-generation years. It is expected that, within 10 to 15 years after its target year, a Principal LifeTime Fund’s

[FundNameFooter]	RISK/RETURN SUMMARY	19
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underlying fund allocation will match that of the Principal LifeTime Strategic Income Fund. At that time the Principal LifeTime Fund may be combined with the Principal LifeTime Strategic Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.

There can be no assurance that any Principal LifeTime Fund will achieve its investment objective. The net asset value of each of the Principal LifeTime Fund’s shares is affected by changes in the value of the securities it owns. The Fund’s performance is directly related to the performance of the underlying funds. The ability of each Principal LifeTime Fund to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.

The broad diversification of each Principal LifeTime Fund is designed to cushion severe losses in any one investment sector and moderate the Fund’s overall price swings. However, the Fund’s share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of a Principal LifeTime Fund’s assets rise or fall, the Fund’s share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

Each Principal LifeTime Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Principal LifeTime Funds dated 2020 through 2050 have a greater exposure to the following risks (as defined in Appendix A):

• Emerging Market Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Growth Stock Risk	• Market Segment (Large Cap) Risk
• Value Stock Risk

The Principal LifeTime Strategic Income Fund and Principal LifeTime 2010 Fund have a greater exposure to the following risks (as defined in Appendix A):

•	Derivatives Risk	•	Fixed-Income Securities Risk
•	Portfolio Duration Risk	•	Prepayment Risk
•	U.S. Government Securities Risk	•	U.S. Government Sponsored
Securities Risk

  High Yield Securities Risk
  Real Estate Securities Risk

Each Principal LifeTime Fund is also subject to the following risks:

Conflict of Interest Risk. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Principal LifeTime Funds serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Principal LifeTime Funds and the underlying funds. Because Principal and its affiliated companies earn different fees from the underlying funds in which the Principal LifeTime Funds invest, there may be a conflict between the interests of the Principal LifeTime Funds and the economic interests of Principal and its affiliates.

Investment Company Securities Risk (as defined in Appendix A).

Management Risk (as defined in Appendix A).

Payment In Kind Liquidity Risk. Under certain circumstances, an underlying fund may determine to pay a redemption request by a Principal LifeTime Fund wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Principal LifeTime Funds may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.

Securities Lending Risk (as defined in Appendix A).

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As of October 31, 2008, each Principal LifeTime Fund’s assets were allocated among the underlying funds as identified in the table below.

							Principal
		Principal	Principal	Principal	Principal	Principal	LifeTime
		LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
		2010	2020	2030	2040	2050	Income
	Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Total		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Historical Performance

The following bar charts and tables show the historical investment performance of each Principal LifeTime Fund. The bar chart for each Fund shows how the Fund’s total return has varied year-by-year, and the table for the Fund shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Fund. A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Each Fund’s investment return is net of the operating expenses of each of the underlying funds.

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PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Principal Investment Strategies

The Fund invests in underlying fixed-income funds, but also invests in underlying equity and hybrid funds according to an asset allocation strategy designed for investors seeking current income from their investment.

Performance

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)

For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes)
(after taxes on distributions) (2)
(after taxes on distributions and sale of shares) (2)

Barclays Capital Aggregate Bond Index (3)
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index (3)
Russell 3000 Index (3)
Principal LifeTime Strategic Income Blended Index (3)(4)
Morningstar Target-Date 2000-2014 Category Average

(1)	Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on March 1, 2001.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Effective March 31, 2008, the weightings for this blended index will be 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

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PRINCIPAL LIFETIME 2010 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)

For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes)
(after taxes on distributions) (2)
(after taxes on distributions and sale of shares) (2)

Barclays Capital Aggregate Bond Index (3)
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index (3)
Russell 3000 Index (3)
Principal LifeTime 2010 Blended Index (3)(4)
Morningstar Target-Date 2000-2014 Category Average

(1)	Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on March 1, 2001.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Effective March 31, 2008, the weightings for this blended index will be 40.9% Russell 3000 Index, 14.6% MSCI EAFE NDTR-D Index, and 44.5% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

[FundNameFooter]	RISK/RETURN SUMMARY	23
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PRINCIPAL LIFETIME 2020 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)

For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes)
(after taxes on distributions) (2)
(after taxes on distributions and sale of shares) (2)

Barclays Capital Aggregate Bond Index (3)
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index (3)
Russell 3000 Index (3)
Principal LifeTime 2020 Blended Index (3)(4)
Morningstar Target-Date 2015-2029 Category Average

(1)	Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on March 1, 2001.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Effective March 31, 2008, the weightings for this blended index will be 50.4% Russell 3000 Index, 19.1% MSCI EAFE NDTR-D Index, and 30.5% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

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PRINCIPAL LIFETIME 2030 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)

For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes)
(after taxes on distributions) (2)
(after taxes on distributions and sale of shares) (2)
Barclays Capital Aggregate Bond Index (3)
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index (3)
Russell 3000 Index (3)
Principal LifeTime 2030 Blended Index (3)(4)
Morningstar Target-Date 2030+ Category Average

(1)	Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on March 1, 2001.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Effective March 31, 2008, the weightings for this blended index will be 56.7% Russell 3000 Index, 22.3% MSCI EAFE NDTR-D Index, and 21.0% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

[FundNameFooter]	RISK/RETURN SUMMARY	25
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PRINCIPAL LIFETIME 2040 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)

For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes)
(after taxes on distributions) (2)
(after taxes on distributions and sale of shares) (2)
Barclays Capital Aggregate Bond Index (3)
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index (3)
Russell 3000 Index (3)
Principal LifeTime 2040 Blended Index (3)(4)
Morningstar Target-Date 2030+ Category Average

(1)	Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on March 1, 2001.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Effective March 31, 2008, the weightings for this blended index will be 61.4% Russell 3000 Index, 24.6% MSCI EAFE NDTR-D Index, and 14.0% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

26	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

PRINCIPAL LIFETIME 2050 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)

For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes)
(after taxes on distributions) (2)
(after taxes on distributions and sale of shares) (2)
Barclays Capital Aggregate Bond Index (3)
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index (3)
Russell 3000 Index (3)
Principal LifeTime 2050 Blended Index (3)(4)
Morningstar Target-Date 2030+ Category Average

(1)	Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on March 1, 2001.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Effective March 31, 2008, the weightings for this blended index will be 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

[FundNameFooter]	RISK/RETURN SUMMARY	27
www.principal.com

Fees and Expenses of the Principal LifeTime Funds

The following table shows the operating expenses (expressed as a percentage of average daily net assets) incurred by the Class J shares of the Principal LifeTime Funds during the fiscal year ended October 31, 2008. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the Principal LifeTime Funds through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2008.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Class J Shares
						Principal
	Principal Principal		Principal Principal Principal LifeTime
	LifeTime	LifeTime	LifeTime LifeTime LifeTime Strategic
	2010	2020	2030	2040	2050	Income
For the year ended October 31, 2007	Fund	Fund	Fund	Fund	Fund	Fund
Management Fees	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%
12b-1 Fees	0.4500	0.4500	0.4500	0.4500	0.4500	0.4500
Other Expenses	0.0600	0.0600	0.0800	0.1200	0.2100	0.1100
Total Gross Operating Fees and Expenses (1)	0.6325%	0.6325%	0.6525%	0.6925%	0.7825%	0.6825%
Expense Reimbursement at Principal LifeTime Fund Level (2)	0.0500	0.0500	0.0500	0.0500	0.0500	0.0500
Net Operating Fees and Expenses	0.5825%	0.5825%	0.6025%	0.6425%	0.7325%	0.6325%
Acquired Fund (Underlying Fund) Operating Expenses	0.6500	0.7000	0.7300	0.7500	0.7600	0.5500
Total Annual Fund Operating Expenses	1.2325%	1.2825%	1.3325%	1.3925%	1.4925%	1.1825%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased. Certain other operating expenses of the Principal LifeTime 2050 and Principal LifeTime Strategic Income Fund have been increased effective February 29, 2008.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Principal LifeTime 2010 Fund Principal LifeTime 2020 Fund Principal LifeTime 2030 Fund Principal LifeTime 2040 Fund Principal LifeTime 2050 Fund Principal LifeTime Strategic Income Fund

28	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

LARGECAP BLEND FUND I

Sub-Advisor(s): Objective: Investor Profile:

Goldman Sachs Asset Management, L.P. (“GSAM”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in large, established companies.

Main Strategies and Risks

The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2008, the range was between approximately $____ billion and $
______
billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. Up to 25% of Fund assets may be invested in foreign securities.

GSAM seeks to outperform the S&P 500 Index by overweighting stocks that it believes are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Foreign Securities Risk
  Market Segment (Large Cap) Risk
  Underlying Fund Risk
  Equity Securities Risk
  Growth Stock Risk
  Mid Cap Stock Risk
  Value Stock Risk

GSAM became Sub-Advisor to the Fund on December 16, 2002.

  Exchange Rate Risk
  Management Risk
  Securities Lending Risk
[FundNameFooter]	RISK/RETURN SUMMARY	29
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)
For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
Class J (before taxes)
(after taxes on distributions) (2)
(after taxes on distributions and sale of shares) (2)
S&P 500 Index (3)
Morningstar Large Blend Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.44%
12b-1 Fees	0.45
Other Expenses	0.16
Total Annual Fund Operating Expenses(1)	1.05%
Expense Reimbursement (2)	0.05
Net Expenses	1.00%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

30	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

[FundNameFooter]	RISK/RETURN SUMMARY	31
www.principal.com

LARGECAP BLEND FUND II

Sub-Advisor(s): Objective: Investor Profile:

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an actively managed portfolio of common stocks, but who prefer investing in larger, established companies.

Main Strategies and Risks

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of December 31, 2008 this range was between approximately $____ billion and $
_____
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks.

The Fund will generally remain fully invested (less than 5% cash reserves) and will have approximately the same industry weightings as compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The market capitalization of companies in the Fund’s portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index range. In addition, the Fund has the ability to purchase stocks whose market capitalization falls below the range of companies in the S&P 500 Index.

T. Rowe Price uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index. T. Rowe Price generally purchases for the Fund securities issued by companies in the S&P 500 Index, and therefore, its stock selection process will result in the purchase of both growth and value stocks.

A team of T. Rowe Price equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts’ focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.

In pursuing its investment objective, the Fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.

32	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Derivatives Risk	•	Equity Securities Risk
•	Foreign Securities Risk	•	Growth Stock Risk
•	Market Segment (Large Cap) Risk•		Mid Cap Stock Risk
•	Value Stock Risk

  Exchange Rate Risk
  Management Risk
  Securities Lending Risk

T. Rowe Price became Sub-Advisor to the Fund effective March 9, 2004.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)

For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes) (after taxes on distributions) (2) (after taxes on distributions and sale of shares) (2) S&P 500 Index (3) Morningstar Large Blend Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

[FundNameFooter]	RISK/RETURN SUMMARY	33
www.principal.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.74%
12b-1 Fees	0.45
Other Expenses	0.17
Total Annual Fund Operating Expenses(1)	1.36%
Expense Reimbursement (2)	0.05
Net Expenses	1.31%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

34	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

LARGECAP GROWTH FUND

Sub-Advisor(s): Objective: Investor Profile:

Columbus Circle Investors (“CCI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of December 31, 2008 this range was between approximately $____ billion and $
_____
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. To meet its investment objective, the Fund may invest in initial public offerings and up to 25% in foreign securities.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk	•	Exchange Rate Risk
•	Growth Stock Risk	•	Initial Public Offerings Risk
•	Market Segment (Large Cap) Risk•		Mid Cap Stock Risk
•	Underlying Fund Risk

  Foreign Securities Risk
  Management Risk
  Securities Lending Risk

CCI became the Fund’s Sub-Advisor on January 5, 2005.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

[FundNameFooter]	RISK/RETURN SUMMARY	35
www.principal.com

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1) For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes) (after taxes on distributions) (2) (after taxes on distributions and sale of shares) (2) Russell 1000 Growth Index (3) Morningstar Large Growth Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.62%
12b-1 Fees	0.45
Other Expenses	0.26
Total Annual Fund Operating Expenses(1)	1.35%
Expense Reimbursement (2)	0.05
Net Expenses	1.28%

(1)	Expense information has been restated to reflect current fees. Effective January 16, 2007, the Fund’s management fees were increased. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		If you sell your shares	If you do not sell your shares

36	RISK/RETURN SUMMARY		[FundNameFooter]
[FundPhoneNumber]

Number of years you own your shares
	1	3 5	10	1	3	5	10
Class J

[FundNameFooter]	RISK/RETURN SUMMARY	37
www.principal.com

LARGECAP GROWTH FUND I

Sub-Advisor(s): Objective: Investor Profile:

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies with large market capitalizations that exhibit strong growth and free cash flow potential. These companies are generally characterized as “growth” companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations within the range of companies in the Russell 1000® Growth Index (as of December 31, 2008, this range was between approximately $____ billion and $
_________
billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. The Fund’s investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The market capitalization of companies in the Fund’s portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index range. In addition, the Fund has the ability to purchase stocks whose market capitalization falls below the range of companies in the Russell index.

T. Rowe Price generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.

Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices and foreign currencies.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Derivatives Risk
  Foreign Securities Risk
  Market Segment (Large Cap) Risk
  Underlying Fund Risk
  Equity Securities Risk
  Growth Stock Risk
  Mid Cap Stock Risk

T. Rowe Price became Sub-Advisor to the Fund on August 24, 2004.

  Exchange Rate Risk
  Management Risk
  Securities Lending Risk
38	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1) For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes) (after taxes on distributions) (2) (after taxes on distributions and sale of shares) (2) Russell 1000 Growth Index (3) Morningstar Large Growth Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.73%
12b-1 Fees	0.45
Other Expenses	0.28
Total Annual Fund Operating Expenses(1)	1.46%
Expense Reimbursement (2)	0.05
Net Expenses	1.41%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31,

2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

[FundNameFooter]	RISK/RETURN SUMMARY	39
www.principal.com

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

40	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

LARGECAP GROWTH FUND II

Sub-Advisor(s): Objective: Investor Profile:

American Century Investment Management, Inc. (“American Century”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2008, the range was between approximately $
______
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks.

American Century selects stocks of larger-sized companies it believes will increase in value over time using a growth investment strategy it developed. In implementing this strategy, American Century uses a bottom-up approach to stock selection. This means that American Century makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using its extensive computer database, as well as other primary analytical research tools, American Century tracks financial information for individual companies to identify and evaluate trends in earnings, revenues, and other business fundamentals. Under normal market conditions, the Fund’s portfolio will primarily consist of securities of companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help American Century buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

Although American Century intends to invest the Fund’s assets primarily in U.S. stocks, the Fund may invest up to 25% of its assets in securities of foreign companies.

American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in debt securities, options, preferred stock and equity equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. Futures contracts, a type of derivative security, can help the Fund’s cash assets remain liquid while performing more like stocks.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Exchange Rate Risk
  Management Risk
  Securities Lending Risk
  Derivatives Risk
  Foreign Securities Risk
  Market Segment (Large Cap) Risk
  Underlying Fund Risk
  Equity Securities Risk
  Growth Stock Risk
  Mid Cap Stock Risk

American Century has been the Fund’s Sub-Advisor since December 6, 2000.

[FundNameFooter]	RISK/RETURN SUMMARY	41
www.principal.com

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1) For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes) (after taxes on distributions) (2) (after taxes on distributions and sale of shares) (2) Russell 1000 Growth Index (3) Morningstar Large Growth Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.94%
12b-1 Fees	0.45
Other Expenses	0.31
Total Annual Fund Operating Expenses(1)	1.70%
Expense Reimbursement (2)(3)	0.05
Net Expenses	1.65%

(1)	Expense information has been restated to reflect current fees. Effective October 31, 2007, the Fund’s management fees were decreased. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

(3)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75%.

42	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

[FundNameFooter]	RISK/RETURN SUMMARY	43
www.principal.com

LARGECAP S&P 500 INDEX FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the S&P 500 Index. PGI attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2008, the market capitalization range of the Index was between approximately $
_____
billion and $
_______
billion. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund will invest in some mid cap stocks. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of “active” investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P 500. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets. PGI may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk • Mid Cap Stock Risk

• Equity Securities Risk • Securities Lending Risk

• Market Segment (Large Cap) Risk

NOTE:	“Standard & Poor’s 500” and “S&P 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s and
Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

44	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1) For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes) (after taxes on distributions) (2) (after taxes on distributions and sale of shares) (2) S&P 500 Index (3) Morningstar Large Blend Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.15%
12b-1 Fees	0.45
Other Expenses	0.16
Total Annual Fund Operating Expenses(1)	0.76%
Expense Reimbursement (2)	0.05
Net Expenses	0.71%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

[FundNameFooter]	RISK/RETURN SUMMARY	45
www.principal.com

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

46	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

LARGECAP VALUE FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Main Strategies and Risks

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of December 31, 2008 ranged between approximately $
_______
billion and $
_________
billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:

  determination that a stock is selling below its fair market value;
  early recognition of changes in a company’s underlying fundamentals;
  evaluation of the sustainability of fundamental changes; and
  monitoring a stock’s behavior in the market to assess the timeliness of the investment.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Active Trading Risk	•	Equity Securities Risk
•	Foreign Securities Risk	•	Management Risk
•	Mid Cap Stock Risk	•	Securities Lending Risk
•	Value Stock Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

  Exchange Rate Risk
  Market Segment (Large Cap) Risk
  Underlying Fund Risk
[FundNameFooter]	RISK/RETURN SUMMARY	47
www.principal.com

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1) For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes) (after taxes on distributions) (2) (after taxes on distributions and sale of shares) (2) Russell 1000 Value Index (3) Morningstar Large Value Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.44%
12b-1 Fees	0.45
Other Expenses	0.21
Total Annual Fund Operating Expenses(1)	1.10%
Expense Reimbursement (2)	0.05
Net Expenses	1.05%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

48	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

[FundNameFooter]	RISK/RETURN SUMMARY	49
www.principal.com

LARGECAP VALUE FUND III

Sub-Advisor(s):	AllianceBernstein L.P. ("AllianceBernstein") and Westwood Management Corp. ("Westwood")

Objective: Investor Profile:

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Main Strategies and Risks

Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2008, this range was between approximately $____ billion and $
_______
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund will invest in some mid cap stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.

AllianceBernstein invests primarily in undervalued equity securities of companies that it believes offer above-average potential for growth in future earnings. AllianceBernstein employs an investment strategy generally described as "value" investing. The firm seeks securities that exhibit low financial ratios, can be acquired for less than what AllianceBernstein believes is the issuer's intrinsic value, or whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value-oriented investing entails adhering to a strong "sell discipline" that generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value-oriented investments may include securities of companies in cyclical industries during periods when such securities appear to AllianceBernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that AllianceBernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For AllianceBernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

The equity securities in which Westwood invests will be primarily common stocks, but may also include shares of large-cap stocks of exchange-traded funds ("ETFs"), real estate investment trusts ("REITs"), royalty trusts, and master limited partnerships ("MLPs"). Westwood will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies.

Westwood invests in approximately 40-60 securities with attractive valuations. In selecting investments for the Fund, Westwood utilizes a value style of investing in choosing common stocks that it believes are currently undervalued in the market and possess limited downside risk. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt/equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target or a change to a company's fundamentals that negatively impacts the original investment thesis. Westwood will not necessarily sell a security that has depreciated below the Fund's target capitalization range.

Among the Principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk	• Exchange Rate Risk	• Exchange-Traded Funds Risk
•	Foreign Securities Risk	• Management Risk	• Market Segment (Large Cap) Risk
•	Master Limited Partnerships Risk	• Mid Cap Stock Risk	• Real Estate Securities Risk

50	RISK/RETURN SUMMARY		[FundNameFooter]
[FundPhoneNumber]

• Royalty Trust Risk	• Securities Lending Risk	• Underlying Fund Risk
• Value Stock Risk

AllianceBernstein has been the Fund's Sub-Advisor since December 6, 2000. Westwood has been a sub-advisor to the Fund since July 15, 2008.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)

For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes) (after taxes on distributions) (2) (after taxes on distributions and sale of shares) (2) Russell 1000 Value Index (3) Morningstar Large Value Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

[FundNameFooter]	RISK/RETURN SUMMARY	51
www.principal.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.76%
12b-1 Fees	0.45
Other Expenses	0.18
Total Annual Fund Operating Expenses(1)	1.39%
Expense Reimbursement (2)	0.05
Net Expenses	1.34%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

52	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

MIDCAP BLEND FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap® Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that superior stock selection is the key to consistent out-performance. PGI seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research.

PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Equity Securities Risk
  Growth Stock Risk
  Market Segment (Mid Cap) Risk
  Value Stock Risk
  Exchange Rate Risk
  Initial Public Offerings Risk
  Mid Cap Stock Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

  Foreign Securities Risk
  Management Risk
  Securities Lending Risk
[FundNameFooter]	RISK/RETURN SUMMARY	53
www.principal.com

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1) For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes) (after taxes on distributions) (2) (after taxes on distributions and sale of shares) (2) Russell MidCap Index (3) Morningstar Mid-Cap Blend Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.64%
12b-1 Fees	0.45
Other Expenses	0.19
Total Annual Fund Operating Expenses(1)	1.28%
Expense Reimbursement (2)	0.05
Net Expenses	1.23%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

54	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

[FundNameFooter]	RISK/RETURN SUMMARY	55
www.principal.com

MIDCAP GROWTH FUND

Sub-Advisor(s): Objective: Investor Profile:

Columbus Circle Investors (“CCI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above-average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals seeks to select companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Active Trading Risk	•	Equity Securities Risk
•	Foreign Securities Risk	•	Growth Stock Risk
•	Management Risk	•	Market Segment (Mid Cap) Risk
•	Securities Lending Risk

CCI became the Fund’s Sub-Advisor on January 5, 2005.

  Exchange Rate Risk
  Initial Public Offerings Risk
  Mid Cap Stock Risk
56	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1) For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes) (after taxes on distributions) (2) (after taxes on distributions and sale of shares) (2) Russell MidCap Growth Index (3) Morningstar Mid-Cap Growth Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.65%
12b-1 Fees	0.45
Other Expenses	0.39
Total Annual Fund Operating Expenses(1)	1.49%
Expense Reimbursement (2)	0.05
Net Expenses	1.44%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

[FundNameFooter]	RISK/RETURN SUMMARY	57
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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

58	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

MIDCAP GROWTH FUND III

Sub-Advisor(s):	Mellon Capital Management Corporation (“Mellon Capital”) and Turner Investment Partners, Inc. (“Turner”)

Objective: Investor Profile:

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the MidCap Growth Fund III's acquisition of the assets of MidCap Growth Fund II. At the time of the acquisition, Jacobs Levy will become an additional sub-advisor to MidCap Growth Fund III. The proposed acquisition will be submitted for shareholder approval at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for April 2009. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders in March 2009.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2008 this range was between approximately $
_____
billion and $
_____
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Turner invests the assets allocated to it in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index.

Turner selects stocks that it believes have strong earnings growth potential. Turner invests assets allocated to it in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions, Turner's portion of the Fund is fully invested.

In the view of Mellon Capital, many medium-sized companies:

  are in fast growing industries,
  offer superior earnings growth potential, and
  are characterized by strong balance sheets and high returns on equity.

Mellon Capital may also hold assets allocated to it in investments in large and small capitalization companies, including emerging and cyclical growth companies.

Mellon Capital uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. Mellon Capital holds securities generally characterized by strong earnings momentum measures and higher expected earnings per share growth.

[FundNameFooter]	RISK/RETURN SUMMARY	59
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Mellon Capital's valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell," or "hold." The decision to buy, sell or hold is made by Mellon Capital based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Capital manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Exchange Rate Risk
  Initial Public Offerings Risk
  Mid Cap Stock Risk
  Emerging Market Risk
  Foreign Securities Risk
  Management Risk
  Securities Lending Risk
  Equity Securities Risk
  Growth Stock Risk
  Market Segment (Mid Cap) Risk
  Underlying Fund Risk

Turner has been the Fund’s Sub-Advisor since December 6, 2000. Mellon Capital has been a Sub-Advisor to this Fund since November 21, 2008.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)

For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes) (after taxes on distributions) (2) (after taxes on distributions and sale of shares) (2) Russell MidCap Growth Index (3) Morningstar Mid-Cap Growth Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

60	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.99%
12b-1 Fees	0.45
Other Expenses	0.27
Total Annual Fund Operating Expenses(1)	1.71%
Expense Reimbursement (2)	0.05
Net Expenses	1.66%

(1)	Expense information has been restated to reflect current fees. Effective October 31, 2007, the Fund’s management fees were decreased. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

[FundNameFooter]	RISK/RETURN SUMMARY	61
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MIDCAP S&P 400 INDEX FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor’s (“S&P”) MidCap 400 Index. The Sub-Advisor, PGI, attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2008, the market capitalization range of the Index was between approximately $
________
billion and $
________
billion. Market capitalization is defined as total current market value of a company's outstanding common stock. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of “active” investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P MidCap 400. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk • Mid Cap Stock Risk

• Equity Securities Risk • Securities Lending Risk

• Market Segment (Mid Cap) Risk

NOTE:	”Standard & Poor’s MidCap 400” and “S&P MidCap 400” are trademarks of The McGraw-Hill Companies, Inc.
and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

62	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1) For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes) (after taxes on distributions) (2) (after taxes on distributions and sale of shares) (2) S&P MidCap 400 Index (3) Morningstar Mid-Cap Blend Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.15%
12b-1 Fees	0.45
Other Expenses	0.24
Total Annual Fund Operating Expenses(1)	0.84%
Expense Reimbursement (2)	0.05
Net Expenses	0.79%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

[FundNameFooter]	RISK/RETURN SUMMARY	63
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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

64	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

MIDCAP VALUE FUND I

Sub-Advisor(s):	Goldman Sachs Asset Management, L.P. (“GSAM”) and Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”)

Objective: Investor Profile:	The Fund seeks long-term growth of capital. The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

Main Strategies and Risks

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of December 31, 2008, the range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

GSAM selects stocks using a value oriented investment approach. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company’s long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM’s view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company’s financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

LA Capital employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm’s proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security’s exposure and the Model’s expected return for each factor.

The portion of the Fund’s assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell MidCap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm’s Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Emerging Markets Risk
  Foreign Securities Risk
  Mid Cap Stock Risk
  Underlying Fund Risk
  Equity Securities Risk
  Management Risk
  Real Estate Securities Risk
  Value Stock Risk
  Exchange Rate Risk
  Market Segment (Mid Cap) Risk
  Securities Lending Risk

GSAM has been the Fund’s Sub-Advisor since December 29, 2003. LA Capital was added as an additional Sub-Advisor on October 3, 2005.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

[FundNameFooter]	RISK/RETURN SUMMARY	65
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Calendar Year Total Returns (%) as of 12/31 each year(1)

bar chart will contain the following data:

2004	24.91%
2005	11.80%
2006	15.09%
2007	1.83%

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above:	Q4 ‘04	12.64%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘07	-3.42%

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)
For the period ended December 31, 2007	Past1Year	Life of Fund
Class J (before taxes)	0.93%	13.06%
(after taxes on distributions) (2)	-1.33%	11.54%
(after taxes on distributions and sale of shares) (2)	2.57%	10.94%
Russell MidCap Value Index (3)
Morningstar Mid-Cap Value Category Average

(1)	Class J shares were first sold on March 1, 2009. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 29, 2003.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Estimated for the year ended October 31, 2009	Class J
Management Fees	0.99%
12b-1 Fees	0.45
Other Expenses	0.19
Total Annual Fund Operating Expenses(1)	1.63%

(1)	The Distributor has voluntarily agreed to limit the Fund’s 12b-1 fees normally payable by the Fund. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares. The expense limit may be terminated at any time.

66	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		If you sell your shares	If you do not sell your shares
		Number of years you own your shares
	1	3	1	3
Class J	$257	$505	$157	$505

[FundNameFooter]	RISK/RETURN SUMMARY	67
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MIDCAP VALUE FUND II

Sub-Advisor(s): Objective: Investor Profile:

Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the MidCap Value Fund I's acquisition of the assets of MidCap Value Fund II. This proposal does not necessitate a shareholder vote; however, additional information regarding the proposal will be provided to shareholders of the MidCap Value Fund II.

Main Strategies and Risks

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap® Value Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. Companies may range from the well-established and well-known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

Jacobs Levy selects stocks by using a value oriented investment approach and using proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as “disentangling.” The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.

Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Exchange Traded Funds Risk
  Market Segment (Mid Cap) Risk
  Securities Lending Risk
  Equity Securities Risk
  Foreign Securities Risk
  Mid Cap Stock Risk
  Value Stock Risk
  Exchange Rate Risk
  Management Risk
  Real Estate Securities Risk

Jacobs Levy has been a sub-advisor to the Fund since June 30, 2006.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

68	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)

For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes) (after taxes on distributions) (2) (after taxes on distributions and sale of shares) (2) Russell MidCap Value Index (3) Morningstar Mid-Cap Value Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

[FundNameFooter]	RISK/RETURN SUMMARY	69
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Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.99%
12b-1 Fees	0.45
Other Expenses	0.15
Total Annual Fund Operating Expenses(1)	1.59%
Expense Reimbursement (2)	0.05
Net Expenses	1.54%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

70	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

MIDCAP VALUE FUND III

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”) and Barrow, Hanley, Mewhinney & Strauss, Inc. (“BHMS”)

Objective: Investor Profile:

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

The portion of Fund assets managed by PGI is invested in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund’s investments are selected primarily on the basis of fundamental security analysis, focusing on the company’s financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

The BHMS investment strategy of emphasizing low P/E ratios, low price/book ratios and high dividend yields should provide a measure of protection in down markets, helping to preserve assets. In periods of economic recovery and rising equity markets, profitability and earnings growth should be rewarded by the expansion of price/earnings ratios and the generation of excess returns. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS does not attempt to time the market for short-term gains.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Equity Securities Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Initial Public Offerings Risk	• Management Risk	• Market Segment (Mid Cap) Risk
• Mid Cap Stock Risk	• Real Estate Securities Risk	• Securities Lending Risk
• Value Stock Risk

[FundNameFooter]	RISK/RETURN SUMMARY	71
www.principal.com

PGI has been the Fund’s Sub-advisor since December 6, 2000. BHMS was added as an additional Sub-Advisor on July 12, 2005.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)

For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes) (after taxes on distributions) (2) (after taxes on distributions and sale of shares) (2) Russell MidCap Value Index (3) Morningstar Mid-Cap Value Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

72	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.65%
12b-1 Fees	0.45
Other Expenses	0.20
Total Annual Fund Operating Expenses(1)	1.30%
Expense Reimbursement (2)	0.05
Net Expenses	1.25%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

[FundNameFooter]	RISK/RETURN SUMMARY	73
www.principal.com

REAL ESTATE SECURITIES FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Real Estate Investors, LLC (“Principal-REI”)

The Fund seeks to generate a total return.

The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund’s investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest in smaller capitalization companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Real estate investment trusts (“REITs”) are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:

  equity REITs, which primarily own property and generate revenue from rental income;
  mortgage REITs, which invest in real estate mortgages; and
  hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

In selecting securities for the Fund, the Sub-Advisor, Principal-REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies. The Fund is “non-diversified,” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Derivatives Risk
  Foreign Securities Risk
  Mid Cap Stock Risk
  Sector Risk
  Underlying Fund Risk
  Equity Securities Risk
  Initial Public Offerings Risk
  Non-Diversification Risk
  Securities Lending Risk
  Exchange Rate Risk
  Management Risk
  Real Estate Securities Risk
  Small Company Risk

Principal-REI has been the Fund’s Sub-Advisor since December 6, 2000.

74	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1) For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes) (after taxes on distributions) (2) (after taxes on distributions and sale of shares) (2) MSCI US REIT Index (3) Morningstar Specialty - Real Estate Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.83%
12b-1 Fees	0.45
Other Expenses	0.19
Total Annual Fund Operating Expenses(1)	1.47%
Expense Reimbursement (2)	0.05
Net Expenses	1.42%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

[FundNameFooter]	RISK/RETURN SUMMARY	75
www.principal.com

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

76	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

SMALLCAP BLEND FUND (Closed to new investors as of September 1, 2007)

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

PGI may purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Equity Securities Risk
  Growth Stock Risk
  Market Segment (Small Cap) Risk
  Value Stock Risk
  Exchange Rate Risk
  Initial Public Offerings Risk
  Securities Lending Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

  Foreign Securities Risk
  Management Risk
  Small Company Risk
[FundNameFooter]	RISK/RETURN SUMMARY	77
www.principal.com

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1) For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes) (after taxes on distributions) (2) (after taxes on distributions and sale of shares) (2) Russell 2000 Index (3) Morningstar Small Blend Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.75%
12b-1 Fees	0.15
Other Expenses	0.18
Total Annual Fund Operating Expenses(1)	1.05%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have changed effective February 29, 2008.

78	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

[FundNameFooter]	RISK/RETURN SUMMARY	79
www.principal.com

SMALLCAP GROWTH FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of December 31, 2008, the range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

The Fund may invest in foreign securities, including securities of companies that are located or do business in emerging markets, and in initial public offerings.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Emerging Market Risk	•	Equity Securities Risk
•	Foreign Securities Risk	•	Growth Stock Risk
•	Management Risk	•	Market Segment (Small Cap) Risk
•	Small Company Risk	•	Underlying Fund Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

  Exchange Rate Risk
  Initial Public Offerings Risk
  Securities Lending Risk
80	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1) For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes) (after taxes on distributions) (2) (after taxes on distributions and sale of shares) (2) Russell 2000 Growth Index (3) Morningstar Small Growth Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.75%
12b-1 Fees	0.45
Other Expenses	0.25
Total Annual Fund Operating Expenses(1)	1.45%
Expense Reimbursement (2)	0.05
Net Expenses	1.40%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

[FundNameFooter]	RISK/RETURN SUMMARY	81
www.principal.com

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

82	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

SMALLCAP GROWTH FUND I

Sub-Advisor(s): Objective: Investor Profile:

AllianceBernstein L.P. ("AllianceBernstein")

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the SmallCap Growth Fund I’s acquisition of the assets of SmallCap Growth Fund III. At the time of the acquisition, CCI will become an additional sub-advisor to SmallCap Growth Fund I. The proposed acquisition will be submitted for shareholder approval at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for April 2009. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders in March 2009.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2008, the range was between approximately $____ billion and $____ billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

AllianceBernstein employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies whose prospective earnings growth has been underestimated by the marketplace or whose earnings prospects are not fully reflected in current market valuations. In doing so, AllianceBernstein analyzes such factors as:

  Earnings growth potential relative to competitors
  Market share and competitive leadership of the company's products
  Quality of management
  Financial condition (such as debt to equity ratio)
  Valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

AllianceBernstein follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Foreign Securities Risk
  Management Risk
  Small Company Risk
  Equity Securities Risk
  Growth Stock Risk
  Market Segment (Small Cap) Risk
  Underlying Fund Risk

Alliance became Sub-Advisor to the Fund on March 29, 2003.

  Exchange Rate Risk
  Initial Public Offerings Risk
  Securities Lending Risk
[FundNameFooter]	RISK/RETURN SUMMARY	83
www.principal.com

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1) For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes) (after taxes on distributions) (2) (after taxes on distributions and sale of shares) (2) Russell 2000 Growth Index (3) Morningstar Small Growth Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	1.10%
12b-1 Fees	0.45
Other Expenses	0.49
Total Annual Fund Operating Expenses(1)	2.04%
Expense Reimbursement (2)	0.05
Net Expenses	1.99%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

84	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

[FundNameFooter]	RISK/RETURN SUMMARY	85
www.principal.com

SMALLCAP GROWTH FUND II

Sub-Advisor(s):	UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), Emerald Advisers, Inc. (“Emerald”), and Essex Investment Management Company, LLC (“Essex”)

Objective: Investor Profile:

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum, and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.

UBS Global AM may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.

Essex selects stocks of companies that are exhibiting improving business fundamentals and that Essex believes are undervalued relative to each company’s future growth potential. Ordinarily, the Fund will invest in companies from all sectors of the market based on Essex’s fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Essex uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential. Ordinarily, the Fund will sell a stock if the business fundamentals demonstrate a significant deterioration, or if the valuation is no longer attractive relative to Essex’s long-term growth expectations.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Derivatives Risk
  Foreign Securities Risk
  86 RISK/RETURN SUMMARY
•	Equity Securities Risk	•	Exchange Rate Risk
•	Growth Stock Risk	•	Initial Public Offerings Risk

[FundNameFooter] [FundPhoneNumber]

• Management Risk	• Market Segment (Small Cap) Risk •	Securities Lending Risk
• Small Company Risk

UBS Global AM became the Fund’s Sub-Advisor on April 22, 2002. Emerald was added as an additional Sub-Advisor on September 1, 2004. Essex was added as an additional Sub-Advisor on June 30, 2006.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)

For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes) (after taxes on distributions) (2) (after taxes on distributions and sale of shares) (2) Russell 2000 Growth Index (3) Morningstar Small Growth Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

[FundNameFooter]	RISK/RETURN SUMMARY	87
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Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.99%
12b-1 Fees	0.45
Other Expenses	0.40
Total Annual Fund Operating Expenses(1)	1.84%
Expense Reimbursement (2)	0.05
Net Expenses	1.79%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

88	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

SMALLCAP S&P 600 INDEX FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor’s (“S&P”) SmallCap 600 Index. The Sub-Advisor, PGI, attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2008, the market capitalization range of the Index was between approximately $
________
billion and $
________
billion. Market capitalization is defined as total current market value of a company's outstanding common stock. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of “active” investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P SmallCap 600. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk • Securities Lending Risk

• Equity Securities Risk • Small Company Risk

• Market Segment (Small Cap) Risk • Underlying Fund Risk

NOTE:	”Standard & Poor’s SmallCap 600” and “S&P SmallCap 600” are trademarks of The McGraw-Hill Companies,
Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

[FundNameFooter]	RISK/RETURN SUMMARY	89
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PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1) For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes) (after taxes on distributions) (2) (after taxes on distributions and sale of shares) (2) S&P SmallCap 600 Index (3) Morningstar Small Blend Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.15%
12b-1 Fees	0.45
Other Expenses	0.23
Total Annual Fund Operating Expenses(1)	0.83%
Expense Reimbursement (2)	0.05
Net Expenses	0.78%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

90	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

[FundNameFooter]	RISK/RETURN SUMMARY	91
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SMALLCAP VALUE FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

The Fund may invest in initial public offerings.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Foreign Securities Risk
  Market Segment (Small Cap) Risk
  Small Company Risk
  Equity Securities Risk
  Initial Public Offerings Risk
  Real Estate Securities Risk
  Underlying Fund Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

  Exchange Rate Risk
  Management Risk
  Securities Lending Risk
  Value Stock Risk
92	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1) For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes) (after taxes on distributions) (2) (after taxes on distributions and sale of shares) (2) Russell 2000 Value Index (3) Morningstar Small Value Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.75%
12b-1 Fees	0.45
Other Expenses	0.20
Total Annual Fund Operating Expenses(1)	1.40%
Expense Reimbursement (2)	0.05
Net Expenses	1.35%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

[FundNameFooter]	RISK/RETURN SUMMARY	93
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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

94	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

SMALLCAP VALUE FUND II

Sub-Advisor(s):	Dimensional Fund Advisors (“Dimensional”) and Vaughan Nelson Investment Management, LP (“Vaughan Nelson”)

Objective: Investor Profile:

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the SmallCap Value Fund II’s acquisition of the assets of SmallCap Value Fund III. At the time of the acquisition, Los Angeles Capital Management and Equity Research, Inc. will become an additional sub-advisor to SmallCap Value Fund II. This proposal does not necessitate a shareholder vote; however, additional information regarding the proposal will be provided to shareholders of the SmallCap Value Fund III.

Main Strategies and Risks

As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small market capitalization companies. Up to 25% of the Fund’s assets may be invested in foreign securities.

Dimensional invests Fund assets primarily in a diversified group of equity securities of small U.S. companies which Dimensional believes to be value stocks at the time of purchase. Dimensional considers small companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Under Dimensional’s market capitalization guidelines described above, as of December 31, 2008, the market capitalization of a small cap company was defined by the [10% market capitalization guideline] [1,000th largest U.S. company guideline], which was $
________
billion or below. This dollar amount will change due to market conditions. Market capitalization is defined as total current market value of a company's outstanding common stock.

Dimensional considers a security to be a value stock primarily because the company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, Dimensional may consider additional factors such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria Dimensional uses for assessing value are subject to change from time-to-time.

Dimensional uses a market capitalization weighted approach in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by Dimensional for a variety of factors. Dimensional may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may deviate from market capitalization weighting to limit or fix the exposure of the Fund to a particular issuer to a maximum proportion of the assets of the Fund. Dimensional may exclude the stock of a company that meets applicable market capitalization criterion if adjustments will result in a deviation from traditional market capitalization weighting.

Vaughan Nelson considers U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Under normal market conditions, the portion of the Fund sub-advised by Vaughan Nelson invests at least 80% of its assets in equity securities of such companies.

Vaughan Nelson invests in small capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:

  companies earning a positive economic margin with stable-to-improving returns;
  companies valued at a discount to their asset value; and
  companies with an attractive dividend yield and minimal basis risk.

In selecting investments, Vaughan Nelson generally employs the following strategy:

[FundNameFooter]	RISK/RETURN SUMMARY	95
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  value driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
  Vaughan Nelson starts with an investment universe of 5,000 securities, then, using value-driven screens, creates a research universe of companies with market capitalizations of at least $100 million;
  uses fundamental analysis to construct a portfolio of securities that Vaughan Nelson believes has an attractive return potential.

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson’s price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Equity Securities Risk
  Management Risk
  Securities Lending Risk
  Value Stock Risk
  Exchange Rate Risk
  Market Segment (Small Cap and Mid Cap) Risk
  Foreign Securities Risk
  Mid Cap Stock Risk
  Small Company Risk

Dimensional has been the Fund’s Sub-Advisor since June 1, 2004. Vaughan Nelson was added as an additional Sub-Advisor as of October 3, 2005.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

bar chart will contain the following data:

2005	6.75%
2006	19.50%
2007	-9.78%

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above:	Q1 ‘06	13.70%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘07	-7.77%

96	RISK/RETURN SUMMARY	[FundNameFooter]
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Average Annual Total Returns (%) (with Maximum Sales Charge) (1)
For the period ended December 31, 2007	Past1Year	Life of Fund
Class J (before taxes)	-10.56%	8.62%
(after taxes on distributions) (2)	-12.99	6.61
(after taxes on distributions and sale of shares) (2)	-4.57	6.79
Russell MidCap Value Index (3)
Morningstar Mid-Cap Value Category Average

(1)	Class J shares were first sold on March 1, 2009. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on June 1, 2004.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Estimated for the year ended October 31, 2009	Class J
Management Fees	1.00%
12b-1 Fees	0.45
Other Expenses	0.44
Total Annual Fund Operating Expenses(1)	1.89%

(1)	The Distributor has voluntarily agreed to limit the Fund’s 12b-1 fees normally payable by the Fund. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares. The expense limit may be terminated at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares		If you do not sell your shares
		Number of years you own your shares
	1	3	1	3
Class J	$286	$588	$186	$588

[FundNameFooter]	RISK/RETURN SUMMARY	97
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SMALLCAP VALUE FUND III

Sub-Advisor(s): Objective: Investor Profile:

Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the SmallCap Value Fund II's acquisition of the assets of SmallCap Value Fund III. At the time of the acquisition, Los Angeles Capital Management and Equity Research, Inc. will become an additional sub-advisor to SmallCap Value Fund II. This proposal does not necessitate a shareholder vote; however, additional information regarding the proposal will be provided to shareholders of the SmallCap Value Fund III.

Main Strategies and Risks

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion) or up to $2 billion, whichever is greater,) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

LA Capital employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm’s proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security’s exposure, and the Model’s expected return for each factor.

The portion of the Fund’s assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm’s Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Equity Securities Risk
  Initial Public Offerings Risk
  Mid Cap Stock Risk
  Value Stock Risk
  Exchange Rate Risk
  Management Risk
  Securities Lending Risk
  Foreign Securities Risk
  Market Segment (Small Cap) Risk
  Small Company Risk

Ark Asset has been Sub-Advisor to the Fund since its inception on March 1, 2001. LA Capital was added as an additional Sub-Advisor on September 1, 2004.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

98	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)

For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes) (after taxes on distributions) (2) (after taxes on distributions and sale of shares) (2) Russell 2000 Value Index (3) Morningstar Small Value Category Average

(1)	Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

[FundNameFooter]	RISK/RETURN SUMMARY	99
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Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	1.00%
12b-1 Fees	0.45
Other Expenses	0.43
Total Annual Fund Operating Expenses(1)	1.88%
Expense Reimbursement (2)	0.05
Net Expenses	1.83%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

100	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

DIVERSIFIED INTERNATIONAL FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in foreign securities, which are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Primary consideration is given to securities of corporations of Western Europe, Canada, Australia, New Zealand, and the Pacific Islands. Changes in investments are made as prospects change for particular countries, industries or companies. The Fund may invest in smaller capitalization companies.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its net assets (plus any borrowings for investment purposes) invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

In choosing investments for the Fund, PGI pays particular attention to the long-term earnings prospects of the various companies under consideration. PGI then weighs those prospects relative to the price of the security.

The Fund may actively trade securities in an attempt to achieve its investment objective. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Emerging Market Risk
• Equity Securities Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Management Risk	• Mid Cap Stock Risk	• Securities Lending Risk
• Small Company Risk	• Underlying Fund Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

[FundNameFooter]		RISK/RETURN SUMMARY	101
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The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)

For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes)
(after taxes on distributions) (2)
(after taxes on distributions and sale of shares) (2)
Citigroup BMI Global ex-US Index (3)
MSCI ACWI Ex-US Index (3)(4)
Morningstar Foreign Large Blend Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

102	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.87%
12b-1 Fees	0.45
Other Expenses	0.21
Total Annual Fund Operating Expenses(1)	1.53%
Expense Reimbursement (2)	0.05
Net Expenses	1.48%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

[FundNameFooter]	RISK/RETURN SUMMARY	103
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GLOBAL DIVERSIFIED INCOME FUND

Sub-Advisor(s):	Principal Global Investors, LLC, ("PGI”), Principal Real Estate Investors, LLC (“Principal- REI"), and Spectrum Asset Management, Inc. ("Spectrum”)

Objective:	The Fund seeks consistent cash income through a diversified, yield-focused investment strategy.

Investor Profile:

The Fund may be an appropriate investment for investors seeking high cash returns, who are willing to accept the risk associated with investing in equities and below-investment- grade fixed income securities.

Main Strategies and Risks

The Fund will invest a majority of its assets in fixed income asset classes, such as high yield bonds, preferred stocks, and emerging market debt securities, to provide incremental yields over a portfolio of government securities. In addition, the Fund will invest in equity securities of global companies principally engaged in the real estate industry and value equities of global companies to provide dividend yields and diversify fixed income-related risks in the Fund. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering the best risk-adjusted yields within their respective asset class.

Approximately 35% of the Fund's assets will be invested in high yield and other income-producing securities including corporate bonds, corporate loan participations and assignments, convertible securities, credit default swaps, and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. The "high yield" securities in which the Fund invests are commonly known as "junk bonds" which are rated Ba or lower by Moody's Investor Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Rating Service ("S&P"). These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal. It is expected that this portion of the Fund will have a weighted average quality rating of Ba3 as measured by Moody's or BB- by S&P. The average duration will be 2-3 years. PGI will manage this portion of the Fund.

Approximately 20% of the Fund's assets will be invested in equity securities of global companies principally engaged in the real estate industry ("real estate companies"). A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts (“REITs”), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies. This portion of the Fund may invest in smaller capitalization companies. Principal-REI will manage this portion of the Fund.

Approximately 20% of the Fund's assets will be invested in preferred securities of U.S. companies primarily rated BBB or higher by S&P or Baa by Moody's or, if unrated, of comparable quality in the opinion of the Sub-Advisor. This portion of the Fund focuses primarily on the financial services, REITs, and utility industries. The rest of this portion of the Fund's assets may be invested in common stocks, debt securities, credit default swaps, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Spectrum will manage this portion of the Fund.

Approximately 15% of the Fund's assets will be invested in a diversified portfolio of value equity securities of companies located or operating in developed countries (including the United States) and emerging markets of the world to provide dividend yields. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States. PGI will manage this portion of the Fund.

Approximately 10% of the Fund's assets will be invested in a diversified portfolio of bond issues issued primarily by governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets in Europe, Latin America, Asia, and the Middle East. The target duration for the portfolio will be 2-3 years. The targeted credit quality range will be Baa2 to B3 as

104	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

measured by Moody's or BBB to B- by S&P. Securities denominated in local currency will be limited to 50% of the portfolio in aggregate, and, typically, non-dollar currency exposure will not be hedged. PGI will manage this portion of the Fund.

Among the principal risks (as defined in Appendix A) of investing in the Fund are:

  Derivatives Risk
  Exchange Rate Risk
  High Yield Securities Risk
  Real Estate Securities Risk
  Emerging Market Risk
  Fixed-Income Risk
  Management Risk
  Securities Lending Risk
  Equity Securities Risk
  Foreign Securities Risk
  Portfolio Duration Risk
  Value Stock Risk

The Fund is actively managed primarily against the Barclays Capital U.S. Corporate High Yield - 2% Issuer Capped Index. Other indices are shown.

The Barclays Capital U.S. Corporate High Yield - 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated. The index limits the maximum exposure to any one issuer to 2%.

The Morgan Stanley Capital International (MSCI) World Value Index is a free float-adjusted market capitalization index that represents the value segment in global developed market equity performance.

The FTSE-EPRA (European Public Real Estate Association)-NAREIT (National Association of Real Estate Investment Trusts) Global Real Estate Securities Index is designed to track the performance of real estate companies and REITS worldwide.

The Merrill Lynch Fixed Rate Preferred Securities Index tracks the performance of fixed rate US dollar denominated preferred securities issued in the US domestic market.

The JPMorgan Emerging Markets Bond Index (EMBI) Global includes U.S. dollar denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities. The EMBI Global is a market-capitalization-weighted index.

Morningstar World Allocation Category. World-allocation portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these portfolios do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe.

Because of the Fund’s inception date is December 15, 2008, historical performance information is not available.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.80%
12b-1 Fees	0.45
Other Expenses	0.50
Total Annual Fund Operating Expenses	1.75%
Expense Reimbursement (1)(2)	0.35
Net Expenses	1.40%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.40%.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percentage of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

[FundNameFooter]	RISK/RETURN SUMMARY	105
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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

106	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

INTERNATIONAL EMERGING MARKETS FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks

The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. Under normal conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) are invested in emerging market country equity securities. For this Fund, the term “emerging market country” means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. PGI focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark. The Fund may invest assets in smaller or mid capitalization companies.

The Fund invests in foreign securities, which are:

  companies with their principal place of business or principal office in emerging market countries or companies for which their principal securities trading market is an emerging market country.

The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may actively trade securities in an attempt to achieve its investment objective.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Emerging Market Risk
• Equity Securities Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Management Risk	• Mid Cap Stock Risk	• Securities Lending Risk
• Small Company Risk	• Underlying Fund Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

[FundNameFooter]	RISK/RETURN SUMMARY	107
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Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1) For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes)
(after taxes on distributions) (2)
(after taxes on distributions and sale of shares) (2)
MSCI Emerging Markets Free Index (3)
Morningstar Diversified Emerging Mkts. Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	1.19%
12b-1 Fees	0.45
Other Expenses	0.25
Total Annual Fund Operating Expenses(1)	1.89%
Expense Reimbursement (2)	0.05
Net Expenses	1.84%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your

108	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

[FundNameFooter]	RISK/RETURN SUMMARY	109
www.principal.com

INTERNATIONAL GROWTH FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks

The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. The Fund invests in securities of companies that meet all of the following criteria:

  the company’s principal place of business or principal offices outside the U.S.;
  the company’s principal securities trading market is outside the U.S.; and
  the company, regardless of where its securities are traded, that derives 50% or more of its total revenue from either goods or services produced or sales made outside the U.S.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Foreign Securities Risk
  Market Segment (Large Cap) Risk
  Small Company Risk
  Equity Securities Risk
  Growth Stock Risk
  Mid Cap Stock Risk
  Underlying Fund Risk

PGI became the Sub-Advisor to the Fund on November 1, 2002.

  Exchange Rate Risk
  Management Risk
  Securities Lending Risk
110	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)

For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes)
(after taxes on distributions) (2)
(after taxes on distributions and sale of shares) (2)
CITI World Ex-US BMI Growth Index (3)
MSCI World Ex-US Growth Index (3)(4)
Morningstar Foreign Large Growth Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

[FundNameFooter]	RISK/RETURN SUMMARY	111
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Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.97%
12b-1 Fees	0.45
Other Expenses	0.23
Total Annual Fund Operating Expenses(1)	1.65%
Expense Reimbursement (2)	0.05
Net Expenses	1.60%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

112	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

BOND & MORTGAGE SECURITIES FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”) The Fund seeks to provide current income.

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor’s Rating Service (“S&P”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”). The Fund considers the term “bond” to mean any debt security. Under normal circumstances, the Fund invests in:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  mortgage-backed securities representing an interest in a pool of mortgage loans;
  debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody’s or, if not rated, in the opinion of PGI of comparable quality; and
  securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund’s assets may be invested in:

  common and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
  securities rated less than the four highest grades of S&P or Moody’s (i.e. less than investment grade (commonly known as “junk bonds”)) but not lower than CCC-(S&P) or Caa3 (Moody’s).

The Fund may also lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may actively trade securities in an attempt to achieve its investment objective.

During the fiscal year ended October 31, 2007, the average ratings of the Fund’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

65.64% in securities rated Aaa	13.10% in securities rated Baa		0.22% in securities rated Caa
4.50% in securities rated Aa	4.40% in securities rated Ba		0.07% in securities rated Ca
7.94% in securities rated A	4.12% in securities rated B		0.01% in securities rated C

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	•	Eurodollar and Yankee Obligations
• Fixed-Income Securities Risk	• Foreign Securities Risk		Risk
• High Yield Securities Risk	• Management Risk	•	Municipal Securities Risk
• Portfolio Duration Risk	• Prepayment Risk	•	Real Estate Securities Risk
• Securities Lending Risk	• Underlying Fund Risk	•	U.S. Government Securities Risk
• U.S. Government Sponsored
Securities Risk

[FundNameFooter]			RISK/RETURN SUMMARY	113
www.principal.com

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1) For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes)
(after taxes on distributions) (2)
(after taxes on distributions and sale of shares) (2)
Barclays Capital Aggregate Bond Index (3)
Morningstar Intermediate-Term Bond Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.52%
12b-1 Fees	0.45
Other Expenses	0.21
Total Annual Fund Operating Expenses(1)	1.18%
Expense Reimbursement (2)	0.05
Net Expenses	1.13%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

114	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

[FundNameFooter]	RISK/RETURN SUMMARY	115
www.principal.com

GOVERNMENT & HIGH QUALITY BOND FUND MERGED AWAY PRIOR TO 3/1/09.**

** IT IS ANTICIPATED THAT THIS FUND WILL BE

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”) The Fund seeks to provide current income.

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its net assets, plus any borrowings for investment purposes) in securities that are AAA rated or issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor’s Corporation or Aaa by Moody’s Investor Services, Inc. or, if unrated, determined by PGI to be of equivalent quality.

PGI seeks undervalued securities that represent good long-term investment opportunities. Securities may be sold when PGI believes they no longer represent good long-term value.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Active Trading Risk	•	Derivatives Risk
•	Management Risk	•	Portfolio Duration Risk
•	Securities Lending Risk	•	U.S. Government Securities Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

  Fixed-Income Securities Risk
  Prepayment Risk
  U.S. Government Sponsored Securities Risk
116	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1) For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes)
(after taxes on distributions) (2)
(after taxes on distributions and sale of shares) (2)
Barclays Capital Government/Mortgage Index (3)
Morningstar Intermediate Government Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.40%
12b-1 Fees	0.45
Other Expenses	0.26
Total Annual Fund Operating Expenses(1)	1.11%
Expense Reimbursement (2)	0.05
Net Expenses	1.06%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

[FundNameFooter]	RISK/RETURN SUMMARY	117
www.principal.com

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

118	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”) The Fund seeks to provide current income.

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor’s Rating Service (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund’s assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI’s judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond” to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  mortgage-backed securities representing an interest in a pool of mortgage loans;
  debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody’s or, if not rated, in PGI’s opinion, of comparable quality; and
  securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund’s assets may be invested in:

  common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
  securities rated less than the three highest grades of S&P or Moody’s but not lower than BBB- (S&P) or Baa3 (Moody’s) (i.e. less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Fixed-Income Securities Risk
  Management Risk
  Prepayment Risk
  U.S. Government Securities Risk
  Derivatives Risk
  Foreign Securities Risk
  Municipal Securities Risk
  Real Estate Securities Risk
  U.S. Government Sponsored Securities Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

  Eurodollar and Yankee Obligations Risk
  Portfolio Duration Risk
  Securities Lending Risk
[FundNameFooter]	RISK/RETURN SUMMARY	119
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The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1) For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes)
(after taxes on distributions) (2)
(after taxes on distributions and sale of shares) (2)
Barclays Capital Aggregate Bond Index (3)
Morningstar Intermediate-Term Bond Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.40%
12b-1 Fees	0.45
Other Expenses	0.30
Total Annual Fund Operating Expenses(1)	1.15%
Expense Reimbursement (2)	0.05
Net Expenses	1.10%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

120	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

[FundNameFooter]	RISK/RETURN SUMMARY	121
www.principal.com

INFLATION PROTECTION FUND

Sub-Advisor(s): Objective: Investor Profile:

BlackRock Financial Management, Inc. ("BlackRock")

The Fund seeks to provide current income and real (after inflation) total returns. The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

Main Strategies and Risks

The fund normally invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index.

The fund may invest up to 15% of it assets in non-investment grade bonds (high yield or junk bonds) (rated BB or lower by S&P or Ba or lower by Moody’s) or securities of emerging market issuers. The fund may also invest up to 25% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers.

The fund may also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations ("CMOs"), investment grade corporate bonds and asset-backed securities. Securities are purchased for the fund when the management team believes that they have the potential for above average real return. The fund measures its performance against the benchmark. Non-investment grade bonds acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor's or Ba or lower by Moody's) or will be determined by BlackRock to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

A security will be sold if, in BlackRock's opinion, the risk of continuing to hold the security is unacceptable when compared to its real return potential. BlackRock may, when consistent with the fund's investment goal, buy or sell options or futures, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell instruments of those types at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party's obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls). The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

During the fiscal year ended October 31, 2007, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

	73.43% in securities rated Aaa	10.57% in securities rated Baa	0.01% in securities rated Caa
	4.80% in securities rated Aa	3.33% in securities rated Ba	0.00% in securities rated Ca

122	RISK/RETURN SUMMARY		[FundNameFooter]
[FundPhoneNumber]

5.94% in securities rated A

1.90% in securities rated B

0.02% in securities rated C

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Fixed-Income Securities Risk
  Management Risk
  Securities Lending Risk
  U.S. Government Sponsored Securities Risk
  Derivatives Risk
  Foreign Securities Risk
  Portfolio Duration Risk
  Underlying Fund Risk
  Exchange Rate Risk
  High Yield Securities Risk
  Prepayment Risk
  U.S. Government Securities Risk

Black Rock has been the Fund’s Sub-Advisor since December 31, 2008.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)

For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes)
(after taxes on distributions) (2)
(after taxes on distributions and sale of shares) (2)
Barclays Capital US Treasury TIPS Index (3)
Morningstar Inflation-Protected Bond Category Average

(1)	Lifetime results are measured from the date the Class J shares were first sold (December 29, 2004).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

[FundNameFooter]	RISK/RETURN SUMMARY	123
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Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.40%
12b-1 Fees	0.45
Other Expenses	0.50
Total Annual Fund Operating Expenses(1)	1.35%
Expense Reimbursement (2)	0.20
Net Expenses	1.15%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

(3)	Principal has contractually agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.15%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

124	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

MORTGAGE SECURITIES FUND

Sub-Advisor(s): Objective:	Edge Asset Management, Inc. (“Edge”) The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Investor Profile:	The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund invests primarily in mortgage-backed securities, including collateralized mortgage obligations. The Fund may also invest in dollar rolls, which may involve leverage.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Fund may also invest in U.S. government securities. Certain issuers of U.S. government securities are sponsored or chartered by Congress but their securities are neither issued or guaranteed by the U.S. Treasury. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. The Fund may use futures, options, swaps and derivative instruments to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates.

The Fund invests in mortgage securities which represent good longer term value, taking into account potential returns, prepayment and credit risk as well as deal-structure where appropriate. The Fund also invests in Treasury and Agency securities primarily for duration and liquidity management purposes.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Derivatives Risk
  Portfolio Duration Risk
  Sector Risk
  U.S. Government Securities Risk
  Fixed-Income Securities Risk
  Prepayment Risk
  Securities Lending Risk
  U.S. Government Sponsored Securities Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

  Management Risk
  Real Estate Securities Risk
  Underlying Fund Risk
[FundNameFooter]	RISK/RETURN SUMMARY	125
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1) For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes) (after taxes on distributions) (2) (after taxes on distributions and sale of shares) (2) Citigroup Mortgage Index (3) Morningstar Intermediate Government Category Average

(1)	Class J shares were first sold on December 15, 2008. The returns for the periods prior to that date are based on the performance of Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance on Class A shares. The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. On March 1, 2004, the investment policies of the predecessor fund were modified. As a result, the Fund’s performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance information reflects no deduction for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007

Class J

Management Fees 12b-1 Fees Other Expenses

Total Annual Fund Operating Expenses(1)

Expense Reimbursement (2)

Net Expenses

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

126	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

[FundNameFooter]	RISK/RETURN SUMMARY	127
www.principal.com

PREFERRED SECURITIES FUND

Sub-Advisor(s): Objective: Investor Profile:

Spectrum Asset Management, Inc. (“Spectrum”)

The Fund seeks to provide current income.

The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

Main Strategies and Risks

The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor’s Rating Service (“S&P”) or Moody’s Investor Service, Inc. (“Moody’s”) or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries. The rest of the Fund’s assets may be invested in common stocks, debt securities, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Spectrum seeks to build a portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.

The Fund is considered non-diversified and can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Eurodollar and Yankee Obligations Risk
  Portfolio Duration Risk
  Securities Lending Risk
  U.S. Government Sponsored Securi- ties Risk
  Derivatives Risk
  Fixed-Income Securities Risk
  Management Risk
  Real Estate Securities Risk
  Underlying Fund Risk

Spectrum has been the Fund’s Sub-Advisor since May 1, 2002.

  Equity Securities Risk
  Foreign Securities Risk
  Non-Diversification Risk
  Sector Risk
  U.S. Government Securities Risk
128	RISK/RETURN SUMMARY	[FundNameFooter]
[FundPhoneNumber]

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)
For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
Class J (before taxes)

(after taxes on distributions) (2)
(after taxes on distributions and sale of shares) (2)
65% Merrill Lynch Fixed Rate Preferred Securities Index /
35% Barclays Capital U.S. Tier I Capital Securities Index (3)(4)
Barclays Capital U.S. Tier I Capital Securities Index (3)
Merrill Lynch Fixed Rate Preferred Securities Index (3)
Merrill Lynch Hybrid Preferred Securities Index (3)
Morningstar Intermediate-Term Bond Category Average

(1)	Class J shares were first sold on December 29, 2003. The returns for the periods prior to that date are based on the performance of the Insti- tutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on May 1, 2002.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	The Manager and portfolio managers believe this index is a better representation of the universe of investment choices open to the Fund under its investment philosophy. The former index, Merrill Lynch Hybrid Preferred Securities Index, is also shown.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.74%
12b-1 Fees	0.45
Other Expenses	0.32
Total Annual Fund Operating Expenses(1)	1.51%
Expense Reimbursement (2)	0.05
Net Expenses	1.46%

(1) Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased. Certain other

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operating expenses of the Fund have increased effective February 29, 2008.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

130	RISK/RETURN SUMMARY	[FundNameFooter]
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SHORT-TERM BOND FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”) The Fund seeks to provide current income.

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund’s assets, the maturity date of a callable security or probable securities may be adjusted to reflect the judgment of PGI regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond” to mean any debt security. Under normal circumstances, it invests at least 80% of its net assets (plus any borrowings for investment purposes) in:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  debt securities of U.S. issuers rated in the four highest grades by Standard & Poor’s Rating Service or Moody’s Investors Service, Inc. or, if unrated, in the opinion of PGI of comparable quality; and
  mortgage-backed securities representing an interest in a pool of mortgage loans.

The Fund may invest up to 15% of its assets in below-investment-grade fixed-income securities (commonly known as “junk bonds” or “high yield securities”) and lend its portfolio securities to brokers, dealers and other financial institutions. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

During the fiscal year ended October 31, 2008, the average ratings of the Fund’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

64.12% in securities rated Aaa 5.29% in securities rated Aa 7.30% in securities rated A

17.55% in securities rated Baa 3.59% in securities rated Ba 2.11% in securities rated B

0.03% in securities rated Caa 0.00% in securities rated Ca 0.01% in securities rated C

The above percentage for Caa rated securities include unrated securities in the amount of 0.01% which have been determined by PGI to be of comparable quality.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Eurodollar and Yankee Obligations	• Exchange Rate Risk
• Fixed-Income Securities Risk	Risk	• Foreign Securities Risk
• High Yield Securities Risk	• Management Risk	• Municipal Securities Risk
• Prepayment Risk	• Portfolio Duration Risk	• Real Estate Securities Risk
• Securities Lending Risk	• U.S. Government Securities Risk	• U.S. Government Sponsored
Securities Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

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The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1) For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes)
(after taxes on distributions) (2)
(after taxes on distributions and sale of shares) (2)
Barclays Capital MF (1-3) US Government Credit Index (3)
Barclays Capital Mutual Fund 1-5 Gov’t/Credit Index(3)(4)
Morningstar Short-Term Bond Category Average

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.40%
12b-1 Fees	0.45
Other Expenses	0.25
Total Annual Fund Operating Expenses(1)	1.10%
Expense Reimbursement (2)	0.05
Net Expenses	1.05%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

[FundNameFooter]	RISK/RETURN SUMMARY	133
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ULTRA SHORT BOND FUND

(CLOSED TO NEW INVESTORS AS OF CLOSE OF BUSINESS DECEMBER 31, 2008)

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks to provide current income while seeking capital preservation. The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Effective the close of business on December 31, 2008, the Ultra Short Bond Fund (the "Fund") will close to new investors. Those who are fund shareholders on December 31, 2008 may, however, continue to purchase shares in fund accounts in existence at that time. Effective January 1, 2009, the Management Fee for the Fund will be reduced to 0.38% . Effective January 1, 2009, the 12b-1 fee will be removed from share classes that have such a charge.

Main Strategies and Risks

The Fund invests primarily in high quality, short-term fixed-income securities. Over the next 12 months (the "transition period"), the Fund will gradually increase its purchase of high quality, short-term money market instruments which Principal Global Investors, LLC ("PGI") believes present minimal credit risks with the goal of establishing a portfolio that resembles that of a money market fund. Such securities will be "eligible securities" as defined in the Securities and Exchange Commission Rule 2a-7 promulgated under the Investment Company Act of 1940. These eligible securities will be primarily made up of the following types of securities:

securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;

securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;

bank obligations including:

certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or,

bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.

commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund have 397 days or less remaining to maturity;

repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and

taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

At the end of the transition period, management intends to recommend to the board of directors that the Fund be combined with the Principal Funds, Inc. Money Market Fund.

Throughout the transition period, the Fund will maintain a dollar-weighted effective maturity of up to 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Such securities include:

  debt securities of U.S. issuers rated in the four highest grades by Standard & Poor's Rating Service ("S&P) or Moody's Investors Service, Inc. ("Moody's") or, if unrated, in the opinion of the PGI of comparable quality; and
  mortgage-backed securities representing an interest in a pool of mortgage loans.
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Throughout the transition period, the Fund continues to invest in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.

Throughout the transition period, the Fund may continue to hold below-investment grade fixed-income securities ("junk bonds"). Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities and are rated Ba or lower by Moody's or BB or lower by S&P. These securities offer a higher yield than other higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

During the fiscal year ended October 31, 2007, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

53.17% in securities rated Aaa 7.89% in securities rated Aa 17.10% in securities rated A

14.21% in securities rated Baa 4.47% in securities rated Ba 3.09% in securities rated B

0.02% in securities rated Caa 0.03% in securities rated Ca 0.02% in securities rated C

The above percentages for Aaa, Aa, A, Baa, Ba, and B rated securities include unrated securities in the amount of 0.04%, 0.03%, 0.19%, 0.02%, 0.02% and 0.01% respectively, which have been determined by PGI to be of comparable quality.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Eurodollar and Yankee Obligations
• Fixed-Income Securities Risk	• High Yield Securities Risk	Risk
• Management Risk	• Municipal Securities Risk	• Portfolio Duration Risk
• Prepayment Risk	• Underlying Fund Risk	• U.S. Government Securities Risk
• U.S. Government Sponsored
Securities Risk

PGI has been the Fund’s Sub-Advisor since June 15, 2001.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

On July 29, 2004, the Fund converted to a money market fund. On May 27, 2005, the Fund converted to an ultra short term bond fund.

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Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)

For the period ended December 31, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class J (before taxes) (after taxes on distributions) (2) (after taxes on distributions and sale of shares) (2) 6-Month LIBOR Index (3) Morningstar Ultrashort Bond Category Average

(1)	Lifetime results are measured from the date the Class J shares were first sold (June 15, 2001).

(2)	After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

136	RISK/RETURN SUMMARY	[FundNameFooter]
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Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.40%
12b-1 Fees	0.45
Other Expenses	0.26
Total Annual Fund Operating Expenses(1)	1.11%
Expense Reimbursement (2)	0.05
Net Expenses	1.06%

(1)	Expense information has been restated to reflect current fees. Effective January 1, 2008, the Fund’s 12b-1 fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

(2)	The Distributor has contractually agreed to limit the Fund’s 12b-1 fees normally payable by the Fund through the period ending December 31, 2008. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

[FundNameFooter]	RISK/RETURN SUMMARY	137
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MONEY MARKET FUND

Sub-Advisor(s): Objective:	Principal Global Investors, LLC (“PGI”) The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Investor Profile:	The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

Main Strategies and Risks

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which PGI believes present minimal credit risks. At the time the Fund purchases each security, it is an “eligible security” as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:

  to take advantage of market variations;
  to generate cash to cover sales of Fund shares by its shareholders; or
  upon revised credit opinions of the security’s issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:

securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;

securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;

bank obligations including:

certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or,

bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.

commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;

repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and

taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

As with all mutual funds, the value of the Fund’s assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value for amounts that they held as of September 19, 2008 subject to the terms of the United States Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

The Program guarantees Fund shareholders that they will receive $1.00 per Fund share they owned as of the close of business on September 19, 2008, or the number of shares held in the account the date the Fund “breaks the buck” (the date the Fund’s net asset value falls below $0.995, is not immediately restored, and the Fund liquidates), whichever is less. The Program is subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program does not cover investors who were not shareholders of the Fund on September 19, 2008. The Program remains in effect until April 30, 2009, unless extended by the United States Treasury Department. If the Program is extended, the Board of Directors of Principal Funds, Inc. would need to approve the Fund’s continued participation in the Program. Further information about the Program is available at www.ustreas.gov.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Eurodollar and Yankee Obligations	•	Fixed-Income Securities Risk
	Risk	•	Management Risk
•	U.S. Government Securities Risk	•	U.S. Government Sponsored
Securities Risk

  Investment Company Securities Risk
  Municipal Securities Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower .

Highest return for a quarter during the period of the bar chart above:	Q1 ’01		1.18%
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%) (with Maximum Sales Charge) (1)
For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years

Class J (before taxes) (after taxes on distributions) (2) (after taxes on distributions and sale of shares) (2) Barclays Capital U.S. Treasury Bellwethers 3 Month Index (2)

(1)	Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

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(2) Index performance does not reflect deductions for fees, expenses or taxes.

To obtain the Fund’s current yield, call 1-800-547-7754

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2007	Class J
Management Fees	0.38%
12b-1 Fees	0.25
Other Expenses	0.35
Total Annual Fund Operating Expenses	0.98%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares			If you do not sell your shares
Number of years you own your shares
1	3	5	10	1	3	5	10

Class J

140	RISK/RETURN SUMMARY	[FundNameFooter]
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THE COSTS OF INVESTING

Fees and Expenses of the Funds

The Class J shares of the Funds are sold without a front-end sales charge. There is no sales charge on shares purchased with reinvested dividends or other distributions.

One-time Fees

If you sell your Class J shares within 18 months of purchase, a contingent deferred sales charge (CDSC) may be imposed on the shares sold. The CDSC, if any, is determined by multiplying by 1.00% the lesser of the market value at the time of redemption or the initial purchase price of the shares sold.

The CDSC is not imposed on shares:

that were purchased pursuant to the Small Amount Force Out program (SAFO);

redeemed within 90 days after an account is re-registered due to a shareholder's death; or

redeemed due to a shareholder's disability (as defined in the Internal Revenue Code) provided the shares were purchased prior to the disability;

redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;

sold using a systematic withdrawal plan (up to 1% per month (measured cumulatively with respect to non- monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established);

that were redeemed from retirement plans to satisfy excess contribution rules under the Internal Revenue Code; or

of the Money Market Fund redeemed within 30 days of initial purchase if the redemption proceeds are transferred to another Principal IRA, defined as either a fixed or variable annuity issued by Principal Life Insurance Company to fund an IRA, a Principal Bank IRA product, or a WRAP account IRA sponsored by Princor Financial Services Corporation.

An excessive trading fee (see “Frequent Purchases and Redemptions”) of 1.00% is charged on redemptions or exchanges of $30,000 or more if the shares were purchased within 30 days of the redemption or exchanges. The fee does not apply to redemptions from the Money Market Fund or to redemptions made: through a systematic withdrawal plan; due to a shareholder's death or disability (as defined in the Internal Revenue Code); or to satisfy minimum distribution rules imposed by the Internal Revenue Code. The fee is calculated as a percentage of market value of the shares redeemed or exchanged at the time of the shares' redemption.

Ongoing Fees

Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund and SAM Portfolio, as a shareholder in the underlying fund, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of each Principal LifeTime Fund and SAM Portfolio is net of the underlying funds' operating expenses.

Each of the Funds pays ongoing fees to Principal and others who provide services to the Fund. These fees include:

  Management Fee - Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Funds.
  Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class J shares. Under the plan, the Class J shares of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.
  Transfer Agent Fee - Principal Shareholder Services, Inc. ("PSS") has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Class J shares of the Fund. These services are currently provided at cost.

Class J shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class J shareholders, the cost of shareholder meetings held solely for Class J shares, and other operating expenses of the Fund.

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DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

Principal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act for the Class J shares of Principal Funds. Under the 12b-1 Plans, each Fund makes payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans are made by the Funds to the Distributor pursuant to the 12b-1 plans regardless of the expenses incurred by the Distributor. Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Funds and may cost you more than other types of sales charges.

The maximum annual Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders (as a percentage of average daily net assets) for each of the Funds are set forth below:

Maximum Annualized
Fund	Rule 12b-1 Fee
All Funds (except Money Market, SmallCap Blend, and Ultra Short	0.45%
Bond Funds)
Money Market Fund	0.25%
SmallCap Blend Fund	0.15%

As of the date of this prospectus the Distributor has voluntarily agreed to reduce the 12b-1 fee from 0.45% to 0.40% . The effect of this reduction will be to lower each Fund's total operating expenses and increase the Fund's total return. Payments under the 12b-1 plan will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify or leave unchanged the 12b-1 plan at the time the board directs the closure of the fund.

The proceeds from the Rule 12b-1 fees paid by Class J shareholders, together with any applicable contingent deferred sales charge, are paid to the Distributor. The Distributor generally uses these fees to finance any activity that is primarily intended to result in the sale of shares. Examples of such expenses include compensation to salespeople and selected dealers (including financing the commission paid to the dealer at the time of the sale), printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars. The Distributor also uses the fees to provide services to existing shareholders, including without limitation, services such as furnishing information as to the status of shareholder accounts, responding to telephone and written inquiries of shareholders, and assisting shareholders with tax information.

Payments to Financial Professionals and Their Firms. Intermediaries market and sell shares of the Funds and/or provide services to the Funds' shareholders. These intermediaries receive compensation from the Distributor and its affiliates for selling shares of the Funds and/or providing services to the Funds' shareholders. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Financial Professionals who deal with investors on an individual basis are typically associated with an intermediary. The Distributor and its affiliates may fund this compensation from various sources, including any sales charge and/or Rule 12b-1 fee that the shareholder or the Funds pay to the Distributor. Individual Financial Professionals may generally receive some or all of the amounts paid to the intermediary with which he or she is associated.

The Distributor and/or its affiliates provide services to and/or funding vehicles for retirement plans. The Distributor may pay a bonus or other consideration or incentive to dealers if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of Distributor, if the dealer sold the funding vehicle the retirement plan utilizes or based on the dealer's relationship to the retirement plan. The dealer may pay to its Financial Professionals some or all of the amounts the Distributor pays to the dealer.

The Distributor may, from time-to-time, at its expense or through use of amounts it receives from the Fund through Rule 12b-1 fees, pay a bonus or other consideration or incentive to dealers who have sold or may sell significant amounts of shares. Any such bonus or incentive program will not change the price paid by investors for the purchase

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of the Funds' shares or the amount that any particular Fund receives as the proceeds from such sales. In addition, the Distributor or its affiliates may provide financial support to dealers that sell shares of the Funds. This support is based primarily on the amount of sales of fund shares and/or total assets in the Funds. The amount of support may be affected by total sales; net sales; levels of redemptions; the dealers' support of, and participation in, Distributor's marketing programs and the extent of a dealer's marketing programs relating to the Funds. Financial support to dealers may be made from payments from resources of Distributor or its affiliates, from its retention of underwriting concessions and from Rule 12b-1 fees.

If one mutual fund sponsor pays more compensation than another, your Financial Professional and his or her intermediary may have an incentive to recommend one fund complex over another. Similarly, if your Financial Professional or his or her intermediary receives more compensation for one share class versus another, then they may have an incentive to recommend that share class.

Financial Professionals who deal with investors on an individual basis are typically associated with an intermediary. Financial Professionals may receive some or all of the amounts paid to the intermediary with which he or she is associated. You can ask your Financial Professional for information about any payments he or she or the intermediary receives from the Distributor, its affiliates or the Fund and any services provided.

Please speak with your Financial Professional to learn more about the total amounts paid to your Financial Professional and his or her intermediary by the Funds, the Distributor and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Financial Professional at the time of purchase.

Your intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee is determined and disclosed separately by the intermediary. You should ask your Financial Professional for information about any fees and/or commissions that are charged.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The information in this section does not apply directly to the Principal LifeTime Funds or the Strategic Asset Management ("SAM") Portfolios, except to the extent the Principal LifeTime Funds or SAM Portfolios invest in securities other than shares of the Underlying Funds. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices

Market Volatility. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

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Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements and Loaned Securities

Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty's collateral invested by the Fund declines in value as a result of the investment losses.

Bank Loans (also known as Senior Floating Rate Interests)

Some of the funds invest in bank loans. Bank loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentive for the Borrower to repay, prepayments of senior floating rate interests may occur.

Currency Contracts

A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the

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magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments

Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants

Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

High Yield Securities

The Bond & Mortgage Securities, Global Diversified Income, Short-Term Bond and Ultra Short Bond Funds may invest in debt securities rated BB or lower by S&P or Ba or lower by Moody's or, if not rated, determined to be of equivalent quality by Principal or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative. Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher- grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Sub-Advisor thinks it is in the best interest of shareholders.

Real Estate Investment Trusts

The Funds, except the Money Market Fund, may invest in real estate investment trust securities, herein referred to as "REITs." In addition, the Global Diversified Income and Real Estate Securities Funds typically invest a significant portion of its net assets in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the

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underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REIT's expenses, including management fees, and will remain subject to the Fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Initial Public Offerings ("IPOs")

Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

Derivatives

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps, and credit default swaps), and forward currency contracts for both hedging and non-hedging purposes.

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund or the reference currency relates to an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:

  the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Sub-Advisor anticipated;
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  the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
  the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
  the counterparty may fail to perform its obligations.

Exchange Traded Funds (ETFs)

These are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs.

Convertible Securities

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

Foreign Investing

As a principal investment strategy, the Diversified International, Global Diversified Income, International Emerging Markets and International Growth Funds may invest Fund assets in securities of foreign companies. The other Funds (except Government & High Quality Bond Fund) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments.

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Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, or currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:

  increased social, political, and economic instability;
  a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
  lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
  foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
  relatively new capital market structure or market-oriented economy;
  the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
  restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
  possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Small and Medium Capitalization Companies

The Funds (except the Government & High Quality Bond Fund) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Global Diversified Income, High Quality Intermediate-Term Bond, Inflation Protection, LargeCap Blend I, LargeCap Blend II, LargeCap Growth, LargeCap Growth I, LargeCap Growth II, LargeCap S&P 500 Index, LargeCap Value, LargeCap Value III, Money Market, Preferred Securities, Real Estate Securities and Short-Term Bond Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of

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foreign companies without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures

From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Fund of Funds

The performance and risks of each Principal LifeTime Fund and Strategic Asset Management ("SAM") Portfolio directly corresponds to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the Principal LifeTime Funds and the SAM Portfolios have partial exposure to the risks of many different areas of the market. The more a Principal LifeTime Fund or SAM Portfolio allocates to stock funds, the greater the expected risk.

Each Principal LifeTime Fund and SAM Portfolio indirectly bears its pro-rata share of the expenses of the Underlying Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a Principal LifeTime Fund or SAM Portfolio may be more costly than investing directly in shares of the Underlying Funds. If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

The risks associated with investing in an Underlying Fund of a fund of funds are discussed in Appendix A under Underlying Fund Risk.

Portfolio Turnover

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"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover.

Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) which may have an adverse impact on Fund performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.

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MANAGEMENT OF THE FUNDS

The Manager

Principal Management Corporation ("Principal") serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Funds. The portfolio managers appointed by Principal for each Principal LifeTime Fund are James Fennessey, Michael P. Finnegan, and Randy L. Welch. The Portfolio managers appointed by PGI for each Principal LifeTime Fund are David M. Blake, Tim Dunbar, and Dirk Laschanzky. Messrs. Fennessey, Finnegan, Welch, Blake, Dunbar, and Laschanzky share day-to-day management of the Principal LifeTime Funds according to their respective responsibilities which are described as follows.

On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Fund's strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set, operating as a team, sharing authority and responsibility for research with no limitation on the authority of one portfolio manager in relation to another.

James Fennessey, CFA. Mr. Fennessey is a Vice President of Principal Management Corporation. Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey graduated from Truman State University with a BS in Business Administration, with an emphasis in Finance, and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation.

Michael P. Finnegan, CFA. Mr. Finnegan is Chief Investment Officer for Principal Management Corporation. Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal's investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates' consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa State University.

Randy L. Welch. Mr. Welch is a Vice President of Principal Management Corporation. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an MBA from Drake University.

Cash Management Program

Each fund has cash available in its portfolios to meet redemption requests and to pay expenses. Additionally, funds receive cash flows when shareholders purchase shares. Principal will invest the cash, which comprises a very small portion of the funds' portfolios, in money market investments and in stock index futures contracts based on the Fund's market cap to gain exposure to the market. Stock index futures provide returns similar to those of common stocks. Principal believes that, over the long term, this strategy will enhance the investment performance of the Funds. Principal has implemented a cash management program for the following Funds: LargeCap Growth II, LargeCap Value III, MidCap Growth III, MidCap Value I, MidCap Value II, SmallCap Growth II, and SmallCap Value III.

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The Sub-Advisors

Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets for a specific Fund allocated to it by Principal, except for the Global Diversified Income Fund. Dirk Laschanzky, portfolio manager for Principal Global Investors, LLC, allocates assets to the Sub-Advisors of the Global Diversified Income Fund. For these services, Principal pays the Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund’s investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Several of the Funds have multiple Sub-Advisors. For those Funds (except the Global Diversified Income Fund), Principal determines the portion of the Fund’s assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. Mr. Laschanzky makes this determination for the Global Diversified Income Fund. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor’s firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Information regarding the Sub-Advisors and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in each of the Funds.

Sub-Advisor: AllianceBernstein L.P. ("AllianceBernstein"). AllianceBernstein is located at 1345 Avenue of the Americas, New York, NY 10105.

The portfolio managers listed below for the SmallCap Growth Fund I operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

The management of and investment decisions for the LargeCap Value Fund III's portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making recommendations for the Fund's portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Fund's portfolio are Marilyn Fedak and John Mahedy.

Day-to-day
	Fund	Fund Management

	LargeCap Value III	Marilyn G. Fedak
John Mahedy
Chris Marx
John D. Phillips, Jr.

	SmallCap Growth I	Bruce K. Aronow
N. Kumar Kirpalani
Samantha S. Lau
Wen-Tse Tseng

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Bruce K. Aronow, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining AllianceBernstein in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior Associate with Kidder, Peabody & Company. Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.

Marilyn G. Fedak, CFA. Ms. Fedak joined AllianceBernstein in 1984 as a senior portfolio manager. An Executive Vice President of AllianceBernstein since 2000, she is Head of Global Value Equities and chair of the US Large Cap Value Equity Investment Policy Group. Ms. Fedak serves on AllianceBernstein's Management Executive Committee and is also a Director of SCB Inc. She earned a BA from Smith College and an MBA from Harvard University. She has also earned the right to use the Chartered Financial Analyst designation.

N. Kumar Kirpalani, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Prior to joining AllianceBernstein in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in 1993. Previously, Mr. Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.

Samantha S. Lau, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Prior to joining AllianceBernstein in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a BS, magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.

John Mahedy, CPA. Mr. Mahedy was named Co-CIO-US Value equities in 2003. He continues to serve as director of research - US Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior research analyst at AllianceBernstein's institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001. He earned a BS and an MBA from New York University.

Christopher W. Marx. Mr. Marx joined AllianceBernstein in 1997 as a research analyst. He covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Mr. Marx earned an AB in Economics from Harvard, and an MBA from the Stanford Graduate School of Business.

John D. Phillips, Jr., CFA. Mr. Phillips joined AllianceBernstein in 1994 and is a senior portfolio manager. He is also chairman of AllianceBernstein's Proxy Voting Committee. Mr. Phillips earned a BA from Hamilton College and an MBA from Harvard University. He has also earned the right to use the Chartered Financial Analyst designation.

Wen-Tse Tseng. Mr. Tseng, Vice President and Portfolio Analyst/Manager, joined Alliance Bernstein in 2006 and is responsible for research and portfolio management for the US Small/SMD Cap Growth healthcare sector. Prior to joining the firm, he spent four years as the healthcare portfolio manager for the small-cap growth team at William D. Witter (the same team had previously managed assets for Weiss, Peck & Greer). Prior to that, Mr. Tseng was a senior healthcare analyst at JP Morgan Flemming Asset Management for a year and a half. Mr. Tseng holds a BS from National Taiwan University, an MS in Molecular Genetics and Microbiology from Robert Wood Johnson Medical School-University of Medicine and Dentistry of New Jersey, and an MBA from Graziadio School of Business and Management at Pepperdine University. Location: New York.

Sub-Advisor: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111.

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The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
LargeCap Growth II	Prescott LeGard
Gregory Woodhams

Prescott LeGard, CFA. Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.

Gregory J. Woodhams, CFA. Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS") is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly owned subsidiary of Old Mutual Asset Managers (US) LLC, which is a wholly owned subsidiary of Old Mutual plc. BHMS's address is 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.

The day-to-day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

MidCap Value III	James P. Barrow
Mark Giambrone

James P. Barrow. During Mr. Barrow's investment career, he has worked as a securities analyst and portfolio manager for several major institutions including Citizens & Southern Bank of South Carolina, Atlantic Richfield and Reliance Insurance. In 1973 joined Republic National Bank of Dallas as a portfolio manager, where he worked with Tim Hanley and John Strauss. He later was placed in charge of the Employee Benefit Portfolio Group and was a member of the Trust Investment Committee until the founding of BHMS in 1979. He earned a BS from the University of South Carolina.

Mark Giambrone, CPA. Mr. Giambrone joined BHMS in December 1998 and became a principal in 2000. Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates. During his career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal. Mr. Giambrone is a member of the American Institute of Certified Public Accountants. He graduated summa cum laude from Indiana University with a BS in Accounting, and earned an MBA from the University of Chicago.

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Sub-Advisor: BlackRock Financial Management, Inc. ("BlackRock") is located at 40 East 52nd Street, New York, New York 10022. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., a public company, and is registered as an investment adviser under the Advisers Act.

The fund management team is led by a team of investment professionals at BlackRock, including the following individuals who have day-to-day responsibility: Stuart Spodek, Managing Director of BlackRock and Brian Weinstein, Managing Director of BlackRock. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to the other.

Day-to-day
Fund	Fund Management

Inflation Protection	Stuart Spodek
Brian Weinstein

Stuart Spodek. Mr. Spodek is co-head of US Fixed Income within BlackRock's Fixed Income Portfolio Management Group. He is responsible for managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments, and implementing yield curve strategy across global portfolios. Mr. Spodek joined BlackRock in 1993 as an analyst in BlackRock's Portfolio Management Group and became a portfolio manager in 1995. Mr. Spodek earned a BS degree in engineering from Princeton University in 1993.

Brian Weinstein. Mr. Weinstein is a member of the Investment Strategy Group. His primary responsibility is the management of total return and real return products. Mr. Weinstein focuses on relative value opportunities across the yield curve in Government and Agency securities. Mr. Weinstein moved to his current role in the Portfolio Management Group in 2002. He began his career at BlackRock in the Portfolio Analytics Group in 2000. Mr. Weinstein earned a BA degree in history from the University of Pennsylvania in 2000.

Sub-Advisor: Columbus Circle Investors ("CCI") is an affiliate of PGI and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902.

Clifford G. Fox is the lead portfolio manager and Michael Iacono is the assistant portfolio manager. Mr. Fox has the final decision making authority, but relies on Mr. Iacono as the analyst and researcher for stock ideas. Additionally, Mr. Iacono has the authority to execute trades in Mr. Fox's absence.

Day-to-day
Fund	Fund Management

LargeCap Growth	Anthony Rizza

MidCap Growth	Clifford G. Fox
Michael Iacono

Clifford G. Fox, CFA. Mr. Fox, portfolio manager, joined CCI in 1992. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

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Michael Iacono, CFA. Managing Director/Co-Portfolio Manager. Mr. Iacono joined Columbus Circle Investors in February, 1997 and rejoined in March, 2000 after a 10 month absence at Bedford Oak Advisors. During Mr. Iacono's first years at CCI, he held the positions of Research Associate, Securities Analyst, and Senior Securities Analyst. During his 10 month absence, he held the position of portfolio manager at the investment partnership. Mr. Iacono also previously worked at Arthur Andersen, L.L.P. as a Senior Audit and Business Advisor. Mr. Iacono received his B.S. from Boston College. Mr. Iacono is a Certified Public Accountant and has earned the right to use the Chartered Financial Analyst designation. He is a member of the New York Society of Security Analysts.

Anthony Rizza, CFA. Mr. Rizza, portfolio manager, joined CCI in 1991. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

Sub-Advisor: Edge Asset Management, Inc. ("Edge") is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944. Its address is 601 Union Street, Suite 2200, Seattle, WA 98101-1377.

The day-to-day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
Mortgage Securities	Craig V. Sosey
SAM Balanced Portfolio	Michael D. Meighan
Randall L. Yoakum
SAM Conservative Balanced Portfolio	Michael D. Meighan
Randall L. Yoakum
SAM Conservative Growth Portfolio	Michael D. Meighan
Randall L. Yoakum
SAM Flexible Income Portfolio	Michael D. Meighan
Randall L. Yoakum
SAM Strategic Growth Portfolio	Michael D. Meighan
Randall L. Yoakum

Michael D. Meighan, CFA. Mr. Meighan, Portfolio Manager-Asset Allocation of Edge, was responsible for co-managing the predecessor SAM Portfolios with Mr. Yoakum (see below) beginning March 2003. Mr. Meighan joined Edge in 1999. Between 1993 and 1999, he was employed with Mr. Yoakum at D.A. Davidson & Co. as a Portfolio Manager and Senior Analyst for its asset allocation product.

Craig V. Sosey. Mr. Sosey, Portfolio Manager of Edge, has had primary responsibility for the day-to-day management of the predecessor Short Term Income and predecessor U.S. Government Securities Funds since January 2000 and November 1998, respectively. He has been employed by Edge since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years.

Randall L. Yoakum, CFA. Mr. Yoakum, Chief Investment Strategist and Head of Asset Allocation of Edge, led a team of investment professionals in managing the predecessor SAM Portfolios beginning January 1, 2000. Between 1997 and 1999, Mr. Yoakum was Chief Investment Officer for D.A. Davidson & Co. Between 1994 and 1997, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors) for eight years.

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Sub-Advisor: Emerald Advisers, Inc. ("Emerald") is a wholly owned subsidiary of Emerald Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601.

Day-to-day
Fund	Fund Management

SmallCap Growth II	Joseph W. Garner
Kenneth G. Mertz II
Stacey L. Sears

Joseph W. Garner. Mr. Garner joined Emerald in 1994 and serves as Director of Emerald Research and Portfolio Manager. Prior to joining Emerald, Mr. Garner was the Program Manager of the Pennsylvania Economic Development Financing Authority (PEDFA); an Economic Development Analyst with the PA Department of Commerce's Office of Technology Development; and an Industry Research Analyst with the Pittsburgh High Technology Council. Mr. Garner earned an MBA from the Katz Graduate School of Business, University of Pittsburgh, and graduated magna cum laude with a BA in Economics from Millersville University.

Kenneth G. Mertz II, CFA. Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc. Formerly he served as Past Trustee, Vice President of the Emerald Mutual Funds (1992-2005) and Chief Investment Officer of the Pennsylvania State Employees' Retirement System (1985-1992). He earned a BA in Economics from Millersville University.

Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz, Ms. Sears and Mr. Garner work as a team developing strategy.

Stacey L. Sears. Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. She is co-manager of the Forward Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears earned a BS in Business Administration from Millersville University and an MBA from Villanova University.

Sub-Advisor: Essex Investment Management Company, LLC ("Essex") is a Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients. Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Its address is 125 High Street, 29th Floor, Boston, MA 02110.

Day-to-day
Fund	Fund Management

SmallCap Growth II	Nancy B. Prial

Nancy B. Prial, CFA. Ms. Prial is a Portfolio Manager and Senior Principal on the Essex Small-Micro Cap Growth and Small-Mid Cap Growth strategies. Prior to joining the firm, she spent six years at The Burridge Group, LLC as Vice President and Chief Investment Officer and four years at the Twentieth Century Division of American Century Investors. She began her investment career in 1984 at Frontier Capital Management as a fundamental analyst and portfolio manager. Ms. Prial graduated from Bucknell University with a BS in Electrical Engineering and a BA in

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Mathematics. She also earned an MBA from Harvard Business School. Ms. Prial has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Goldman Sachs Asset Management, L.P. (“GSAM”) has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”). GSAM’s principal office is located at 32 Old Slip, New York, NY 10005.

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
LargeCap Blend I	Andrew Alford
Mark Carhart
Robert C. Jones
MidCap Value I	Dolores Bamford
Andrew Braun
Scott Carroll
Sean Gallagher
Eileen Rominger

Andrew Alford. Mr. Alford is a Managing Director and Senior Portfolio Manager at GSAM. Mr. Alford joined the Investment Adviser as a researcher in 1998 and has taken on portfolio management responsibilities for the long-only Structured Funds in 2007.

Dolores Bamford, CFA. Ms. Bamford is a Managing Director and Portfolio Manager at GSAM. Ms. Bamford joined as a portfolio manager for the Value team in April 2002. Prior to that, she was a portfolio manager at Putnam Investments for various products since 1991.

Andrew Braun. Mr. Braun is a Managing Director and Portfolio Manager at GSAM. Mr. Braun joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001.

Mark Carhart. Mr. Carhart is a Co-Chief Investment Officer and a Managing Director at GSAM. Mr. Carhart joined the Investment Adviser in 1997 within the Quantitative Investment Strategies group and has taken on portfolio management responsibilities for the Structured Funds in 2007.

Scott Carroll, CFA. Mr. Carroll is a Managing Director and Portfolio Manager at GSAM. Mr. Carroll joined as a portfolio manager for the Value team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds.

Sean Gallagher. Mr. Gallagher is a Managing Director and Portfolio Manager at GSAM. Mr. Gallagher joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.

Robert C. Jones, CFA. Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.

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Eileen Rominger. Ms. Rominger is a Managing Director, Chief Investment Officer and Portfolio Manager at GSAM. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.

Sub-Advisor: Jacobs Levy Equity Management, Inc. ("Jacobs Levy") provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham Park, New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity portfolios for institutional clients. Its address is 100 Campus Drive, Florham Park, NJ 07932-0650.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

MidCap Value II	Bruce Jacobs
Ken Levy

Bruce Jacobs, Ph.D. Dr. Jacobs serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Dr. Jacobs was Senior Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. Dr. Jacobs earned a BA from Columbia College, an MS in Operations Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University, and an MA in Applied Economics and a Ph.D. in Finance from the University of Pennsylvania's Wharton School.

Ken Levy, CFA. Mr. Levy serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Mr. Levy was Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. He earned a BA in Economics from Cornell University and an MBA and an MA in Business Economics from the University of Pennsylvania's Wharton School. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, CA 90025.

The day-to-day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

MidCap Value I	David R. Borger
Christine M. Kugler
Stuart K. Matsuda
Hal W. Reynolds
Thomas D. Stevens

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Day-to-day
Fund	Fund Management

SmallCap Value III	David R. Borger
Christine M. Kugler
Stuart K. Matsuda
Hal W. Reynolds
Thomas D. Stevens

David R. Borger, CFA. Director of Research and Principal, L.A. Capital. Mr. Borger co-founded L.A. Capital in 2002 and is responsible for the development and management of the Dynamic Alpha Model (the firm’s proprietary stock selection model). Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He earned a BS from the Wittenberg University and an MA and MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.

Christine M. Kugler. Director of Implementation and Principal, L.A. Capital. Ms. Kugler was with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She earned a BA from the University of California, Santa Barbara.

Stuart K. Matsuda. Director of Trading and Principal, L.A. Capital. Mr. Matsuda co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Vice President and principal at Wilshire Associates where he also served as Wilshire Asset Management’s Director of Trading. He earned a BBA from the University of Hawaii and an MBA from California State University Northridge.

Hal W. Reynolds, CFA. Chief Investment Officer and Principal, L.A. Capital. Mr. Reynolds co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He joined the consulting division of Wilshire Associates in 1989 where he served as a senior consultant and also designed the Wilshire Compass (the firm’s asset allocation and manager optimization technology system). In 1989, he joined Wilshire Asset Management as Chief Investment Officer. Mr. Reynolds earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.

Thomas D. Stevens, CFA. Chairman and Principal, L.A. Capital. Mr. Stevens co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Senior Managing Director and Principal at Wilshire Associates. He joined Wilshire in 1980 and for six years directed its Equity Division, overseeing the delivery of the Equity and Index Fund Management Services, In 1986, he assumed responsibility for Wilshire Asset Management and for the next 16 years headed that division. Mr. Stevens earned a BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Mellon Capital Management Corporation (“Mellon Capital”), 500 Grant Street, Suite 4200, Pittsburgh, PA 15258. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation (“Mellon”).

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

MidCap Growth III	Adam T. Logan
John O’Toole

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Adam T. Logan, CFA. Joining the company in 1998, Mr. Logan is a portfolio manager and Vice President of Mellon Capital. Previously, he performed duties as a financial analyst in Mellon Financial Corporation’s corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.

John O’Toole, CFA. Joining the company in 1990, Mr. O’Toole is a Senior Vice President and a principal of Mellon Capital. Mr. O’Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted in the Management of the Funds section, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
Bond & Mortgage Securities	William C. Armstrong
Timothy R. Warrick
Diversified International	Paul H. Blankenhagen
Juliet Cohn
Chris Ibach
Global Diversified Income	Mark Denkinger
Dirk Laschanzky
William J. McDonough
Mustafa Sagun
Darrin Smith
Government & High Quality Bond	Bryan C. Davis
Brad Fredericks
High Quality Intermediate-Term Bond	William C. Armstrong
Timothy R. Warrick
International Emerging Markets	Michael Ade
Mihail Dobrinov
Michael L. Reynal
International Growth	Steven Larson
John Pihlblad
LargeCap S&P 500 Index	Dirk Laschanzky
Scott W. Smith
LargeCap Value	Arild Holm
John Pihlblad
MidCap Blend	K. William Nolin
MidCap S&P 400 Index	Dirk Laschanzky
Scott W. Smith

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MidCap Value III	Stephen Musser
Jeffrey A. Schwarte
Money Market	Tracy Reeg
Alice Robertson
Principal LifeTime 2010	David M. Blake
Tim Dunbar
Dirk Laschanzky
Principal LifeTime 2020	David M. Blake
Tim Dunbar
Dirk Laschanzky
Principal LifeTime 2030	David M. Blake
Tim Dunbar
Dirk Laschanzky
Principal LifeTime 2040	David M. Blake
Tim Dunbar
Dirk Laschanzky
Principal LifeTime 2050	David M. Blake
Tim Dunbar
Dirk Laschanzky
Principal LifeTime Strategic Income	David M. Blake
Tim Dunbar
Dirk Laschanzky
Short-Term Bond	Craig Dawson
Doug Earney
SmallCap Blend	Thomas Morabito
Phil Nordhus
SmallCap Growth	Mariateresa Monaco
SmallCap S&P 600 Index	Dirk Laschanzky
Scott W. Smith
SmallCap Value	Thomas Morabito
Ultra Short Bond	Craig Dawson
Doug Earney

Michael Ade, CFA. Mr. Ade is a research analyst and serves as a co-portfolio manager for Principal Global Investors. Based in Singapore, his company research focus encompasses the consumer, health care and non-bank financial sectors. Mr. Ade joined the firm in 2001. He received a bachelor's degree in finance from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

William C. Armstrong, CFA. Mr. Armstrong is a portfolio manager for PGI. He manages multi-sector portfolios that invest in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns, and agencies. He joined the firm in 1992. Previously he served as a commissioned bank examiner at Federal Deposit Insurance Commission. He earned a Master's degree from the University of Iowa and a Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.

David M. Blake, CFA. Mr. Blake is the executive director and chief investment officer of fixed income for Principal Global Investors. Prior to joining Principal Global Investors in 2000, he was a senior portfolio manager for Boatmen's Capital Management, a subsidiary of Bank of America, where he began his career in 1989. Mr. Blake received both an MBA and a bachelor's degree from Saint Louis University. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

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Paul H. Blankenhagen, CFA. Mr. Blankenhagen joined the firm in 1992 and was named a portfolio manager in 2000. He is responsible for developing portfolio strategy and the ongoing management of core international equity portfolios. He earned a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.

Juliet Cohn. Ms. Cohn is a portfolio manager at PGI. She co-manages the core international equity portfolios, with an emphasis on Europe and on the health care sector. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a Bachelor's degree in Mathematics from Trinity College, Cambridge England.

Bryan C. Davis, CFA. Mr. Davis is a senior trader/research analyst for PGI. He is responsible for trading mortgage-backed securities and developing investment strategies related to mortgages and derivatives. Mr. Davis joined the firm in 1993 as a servicing valuation director for Principal Residential Mortgage. He then became the director of servicing hedging in 2002 before moving into his current position in 2004. Mr. Davis earned a bachelor's degree in finance from University of lowa. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Craig Dawson, CFA. Mr. Dawson is a portfolio manager at PGI. He is co-manager of the ultra short and short term bond portfolios. He joined the firm in 1998 as a research associate, then moved into a portfolio analyst role before moving into a portfolio manager position in 2002. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.

Mark Denkinger, CFA. Mr. Denkinger is a portfolio manager at PGI. He is the senior portfolio manager for high yield credit and leveraged loans strategies at PGI. In addition, Mr. Denkinger was the Managing Director overseeing global investment grade and high yield credit trading between 2004 and 2008. He has served as a portfolio manager for the high yield portion of the Global Diversified Income Fund since 2008. He earned his bachelor's degree in finance and an MBA with a finance emphasis from the University of Iowa. Mr. Denkinger has earned the right to use the Chartered Financial Analyst designation. He is a member of the CFA Institute.

Mihail Dobrinov, CFA. Mr. Dobrinov is a research analyst and serves as a co-portfolio manager for PGI. He specializes primarily in the analysis of companies in the industrial sector, and serves as co-manager for diversified emerging markets portfolios. He joined the firm as an international and emerging market debt and currency specialist in 1995 and joined the equities team in 2002. Mr. Dobrinov received an MBA in finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mihail does not provide legal services on behalf of any of the member companies of the Principal Financial Group.)

Tim Dunbar. Mr. Dunbar is executive director and head of equities for Principal Global Investors. In this capacity, he oversees the business management and strategic direction of the firm's equity group on a global basis. He joined the firm in 1986 and has held a wide range of investment management roles and has been a member of the Principal Global Investors senior management team for nearly five years. Most recently, he was responsible for overseeing asset management merger and acquisition activities. Mr. Dunbar received a bachelor's degree from Iowa State University.

Doug Earney, CFA. Mr. Earney is a portfolio manager with Principal Global Investors, LLC. His current responsibilities include managing multi-sector portfolios including long duration, stable value, and third-party insurance company mandates. Mr. Earney's prior responsibilities have included asset allocation, risk management, and investment strategy development for multi-asset class portfolios. He joined the firm in 2000 and has served as a portfolio manager for the Short-Term Bond Fund and Ultra Short Bond Fund since 2008. He earned a bachelor's degree in mechanical engineering from Iowa State University and an MBA in finance and accounting from the University of Chicago. Mr. Earney has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

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Brad Fredericks. Mr. Fredericks is a portfolio manager at PGI. He is responsible for co-managing the government securities accounts. His responsibilities include general portfolio overview and security analysis. He joined the firm in 1998 as a financial accountant and was named a portfolio manager in 2002. Previously, Mr. Fredericks was an assistant trader at Norwest Mortgage. He earned a Bachelor's degree in Finance from Iowa State University. Mr. Fredericks is a Fellow of the Life Management Institute (FLMI).

Arild Holm, CFA . Mr. Holm is a portfolio manager at PGI. He specializes in the management of large cap value portfolios and also provides analyst coverage of domestic energy companies. Before joining Principal in 2002, Mr. Holm was an investment officer with the University of California. Previously, he spent five years with the Colorado Public Employees' Retirement Association (PERA) as an energy portfolio manager and three years as an oil and gas analyst with Hanifen, Imhoff, Inc. Mr. Holm earned an MBA in Finance from the University of Colorado and a Bachelor's degree in Management Sciences from the University of Manchester Institute of Science and Technology (England). He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute

Christopher Ibach, CFA. Mr. Ibach is an associate portfolio manager and equity research analyst at PGI. He specializes primarily in the analysis of international technology companies, with a particular emphasis on semiconductor research. Prior to joining PGI in 2000, he gained six years of related industry experience with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Steven Larson, CFA. Mr. Larson is a portfolio manager for PGI. He is responsible for co-managing PGI's international growth portfolio as well as covering the utilities sector for core international portfolios. Prior to joining the firm in 2001, he led the investment management review and portfolio analysis process for the $80 billion Wells Fargo fund family. He earned an MBA in Finance from the University of Minnesota and a Bachelor's degree from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Dirk Laschanzky, CFA. Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

William J. McDonough, CFA. Mr. McDonough is a senior fixed income analyst for PGI. Since 2003, he has been the sector head of the emerging market team, with responsibility for managing the emerging markets debt portfolio within PGI’s multi-sector strategies, including both sovereign and corporate issues. He has been a portfolio manager for the emerging market debt portion of the Global Diversified Income Fund since 2008. Mr. McDonough earned a bachelor’s degree in economics and finance from Loras College and an MBA from Drake University. He has earned the right to use the Chartered Financial Analyst designation. He is a member of the CFA Society of Iowa and the CFA Institute.

Mariateresa Monaco. Ms. Monaco is a portfolio manager and member of the domestic small-cap equity team at PGI. She serves as lead portfolio manager for the small-cap growth portfolios. Ms. Monaco joined PGI in 2005 with a decade of prior equity investment experience with Fidelity Management and Research in Boston where she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy.

Thomas Morabito, CFA. Mr. Morabito leads the small-cap portfolio management team for PGI and is the portfolio manager on the small-cap value portfolios. Prior to joining PGI in 2000, he managed the Structured Small Cap Fund for Invesco Management & Research. He earned an MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.

Stephen B. Musser, CFA . Mr. Musser is a portfolio manager at PGI. He specializes in the management of mid cap value portfolios and also provides analyst coverage of companies in the financial services industry. Mr. Musser joined the firm in 2001. Previously, he was an analyst for A.G. Edwards & Sons. He earned an MBA in Finance and a

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Bachelor's degree in Economics from the University of Missouri. He has earned the right to use the Chartered Financial Analyst designation.

K. William Nolin, CFA. Mr. Nolin is a portfolio manager for PGI. He serves as the portfolio manager for the firm's international small-cap equity portfolios. He joined the firm in 1994. He earned an MBA from the Yale School of Management and a Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Phil Nordhus, CFA. Mr. Nordhus joined PGI in 1990 and was previously involved in corporate acquisitions and divestitures before moving to the equity group in 2000. Most recently, he has been involved in managing the small-cap portfolios and has responsibility for managing the small-cap analyst team. Mr. Nordhus earned an MBA from Drake University and a Bachelor's degree in Economics from Kansas State University. He has earned the right to use the Chartered Financial Analyst designation.

John Pihlblad, CFA. Mr. Pihlblad is a portfolio manager at PGI. He joined the firm in 2000 and led the development of PGI's Global Research Platform. He has over 25 years experience in creating and managing quantitative investment systems. Prior to joining PGI, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He earned a BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.

Tracy Reeg. Ms. Reeg is a portfolio manager at PGI. She is involved in the portfolio management of money market portfolios. She joined the firm in 1993 and began trading and portfolio management duties in 2000. Ms. Reeg earned a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).

Michael L. Reynal. Mr. Reynal is a portfolio manager at PGI. He specializes in the management of emerging markets portfolios, as well as regional Asian equity portfolios. Prior to joining PGI in 2001, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. Mr. Reynal earned an MBA from the Amos Tuck School at Dartmouth College, an MA in History from Christ's College at the University of Cambridge and a BA in History from Middlebury College.

Alice Robertson. Ms. Robertson is a trader for PGI on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.

Mustafa Sagun, Ph.D., CFA. Dr. Sagun is chief investment officer for the equities group of PGI. He is responsible for overseeing portfolio management and research for all international, domestic and global equities strategies. Dr. Sagun also oversees asset allocation and serves as lead manager for global equity portfolios. He has served as a portfolio manager for the global value equity portion of the Global Diversified Income Fund since 2008. Dr. Sagun earned a bachelor's degree in electronics and engineering from Bogazici University of Turkey. He earned an MA in international economics from the University of South Florida and a Ph.D. in finance. Dr. Sagun has earned the right to use the Chartered Financial Analyst designation. He is a member of the CFA Institute and the CFA Society of Iowa.

Jeffrey A. Schwarte, CFA, CPA. Mr. Schwarte is a portfolio manager at PGI. He manages the large-cap core portfolios and is co-portfolio manager on the midcap value strategies. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He earned a Bachelor's degree in Accounting from the University of Northern Iowa. He has earned the right to use the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI).

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Darrin Smith, CFA. Mr. Smith is a portfolio manager at PGI. He is a member of the high yield portfolio management team, with responsibility for high yield securities and leveraged loans. Mr. Smith joined the firm in 2007 and has 10 years experience as a high yield portfolio manager. He has served as a portfolio manager for the high yield portion of the Global Diversified Income Fund since 2008. He earned a bachelor's degree in economics from Iowa State University and an MBA from Drake University. Mr. Smith has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Iowa. He is a Fellow of the Life Management Institute (FLMI) and a member of the Life Officers' Management Association (LOMA).

Scott W. Smith. Mr. Smith is a research analyst and portfolio manager at PGI. He is an analyst within the firm's asset allocation and structured investments group. He also provides research assistance to various business units within Principal Global Investors. Mr. Smith joined the firm in 1999. He received a bachelor's degree in finance from lowa State University.

Lisa A. Stange, CFA. Ms. Stange is a portfolio manager and strategist for PGI. She is responsible for managing the government securities portfolios and the mortgage-backed securities (MBS) within the multi-sector portfolios. As a strategist, Ms. Stange is involved in the formulation of broad investment strategy, quantitative research and product development. Previously, she was co-portfolio manager for U.S. multi-sector portfolios. She joined the firm in 1989. Ms. Stange earned an MBA and a Bachelor's degree from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.

Timothy R. Warrick, CFA. Mr. Warrick is a portfolio manager at PGI with responsibility for the corporate and U.S. multi-sector portfolios. He also serves as portfolio management team leader with responsibility for overseeing portfolio management function for all total return fixed income products. Prior to his portfolio management responsibilities with the firm, Mr. Warrick was a fixed income credit analyst and extensively involved in product development. He joined the firm in 1990. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal-REI's address is 801 Grand Avenue, Des Moines, IA 50392.

The day-to-day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

Global Diversified Income	Simon Hedger
Chris Lepherd
Kelly D. Rush

Real Estate Securities	Kelly D. Rush

Simon Hedger. As a portfolio manager, Mr. Hedger directs the global real estate investment trust (REIT) activity for Principal-REI, the dedicated real estate group of Principal Global Investors. Mr. Hedger also serves as director, portfolio management for an affiliate advisor in London. He is head of a real estate investment team based in London and oversees the firm’s European real estate capability in real estate investment trusts (REITs) and listed property securities. He has served as a portfolio manager for the global real estate securities portion of the Global Diversified Income Fund since 2008. Mr. Hedger earned an MBA from the University of New England and is an associate member

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of both the Royal Institute of Chartered Surveyors and of the Australian Property Institute. He is a U.K. qualified chartered surveyor (ARICS).

Chris Lepherd. Mr. Lepherd serves as a Portfolio Manager for Principal-REI. He also serves as director, portfolio management at for an affiliate advisor in Australia and is a senior member of the firm’s property securities team. He has served as a portfolio manager for the global real estate securities portion of the Global Diversified Income Fund since 2008. Mr. Lepherd earned a Bachelor of Business (Land Economy) from the University of Western Sydney and a Graduate Diploma in Applied Finance and Investment from the Securities Institute of Australia. He is an Associate Member of the Australian Property Institute and Securities Institute.

Kelly D. Rush, CFA. As portfolio manager, Mr. Rush directs the real estate investment trust (REIT) activity for Principal - REI, the dedicated real estate group of Principal Global Investors. He has been with the real estate investment area of the firm since 1987. He has served as a portfolio manager for the global real estate securities portion of the Global Diversified Income Fund since 2008. He earned a Bachelor’s degree in Finance and an MBA in Business Administration from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Spectrum Asset Management, Inc. ("Spectrum") is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
Global Diversified Income	L. Phillip Jacoby
Bernard M. Sussman
Preferred Securities	L. Phillip Jacoby
Bernard M. Sussman

L. Phillip Jacoby. Mr. Jacoby is Sr. Vice President and Portfolio Manager for Spectrum and chairman of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, he was a senior investment officer as USL Capital Corporation, a subsidiary of Ford Motor Corporate, and co-managed a $600 million preferred stock portfolio. He earned his BS in Finance from Boston University.

Bernard M. Sussman. Mr. Sussman is Chief Investment Officer of Spectrum and Chair of its Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was a general partner and head of the Preferred Stock area of Goldman Sachs & Co. He was responsible for sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid (MIPS) market. He earned both an MBA in Finance and a Bachelor's degree in Industrial Relations from Cornell University.

Sub-Advisor: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 70 years of investment management experience. T.

Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

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Day-to-day
Fund	Fund Management
LargeCap Blend II	Anna M. Dopkin
Ann M. Holcomb
LargeCap Growth I	Robert W. Sharps

Anna M. Dopkin, CFA. Ms. Dopkin serves as Chairman of the Investment Advisory Committee for the Fund. Ms. Dopkin is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Director of U.S. Equity Research North America, and a member of the firm's Equity Steering Committee. Prior to joining T. Rowe Price in 1996, she worked at Goldman Sachs in its Mortgage Securities Department in New York and London. Ms. Dopkin earned a B.S., magna cum laude, from The Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial Analyst designation.

Ms. Dopkin serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, she is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Ms. Dopkin has ultimate accountability for the Fund.

Ann M. Holcomb, CFA. Ms. Holcomb is a vice president of T. Rowe Price Group, Inc., T. Rowe Price Associates, Inc., and T. Rowe Price Trust Company. She is also a portfolio manager and quantitative analyst in the Quantitative Equity Group. Ms. Holcomb is a vice president and Investment Advisory Committee member of the Capital Opportunity Fund. She joined the firm in 1996, and prior to her current position she was an investment data analyst and database programmer in the Quantitative Equity Group. Ms. Holcomb earned a B.A. in mathematics from Goucher College and an M.S. in finance from Loyola College. She has also earned the Chartered Financial Analyst designation.

Robert W. Sharps, CFA, CPA. Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also the lead Portfolio Manager with the Large-Cap Growth Strategy Team in the U.S. Equity Division and a member of the Equity Steering Committee. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a B.S., summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has earned the right to use the Chartered Financial Analyst designation and the Certified Public Accountant accreditation.

Sub-Advisor: Turner Investment Partners, Inc. ("Turner") was founded in 1990. Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
MidCap Growth III	Tara R. Hedlund
Christopher K. McHugh
Jason D. Schrotberger

Tara R. Hedlund, CFA, CPA. Ms. Hedlund joined Turner in 2000. Previously, she was an audit engagement senior at Arthur Andersen LLP. She has been in investment management since 1995. She earned a BBS in Accountancy from Villanova University. She has earned the right to use the Chartered Financial Analyst designation.

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Christopher K. McHugh. Mr. McHugh, Vice President and Senior Portfolio Manager, joined Turner in 1990. Prior to joining Turner, he was a performance specialist at Provident Capital Management. He earned a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University.

Jason D. Schrotberger, CFA. Mr. Schrotberger joined Turner in 2001. Previously, he was an investment analyst at BlackRock Financial Management. He has been in investment management since 1994. He earned a BA in Economics from Denison University and an MBA in Finance from the University of Illinois. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: UBS Global Asset Management (Americas) Inc. ('UBS Global AM'), a Delaware corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS

AG.

The day-to-day portfolio management for the partners SmallCap Growth II Fund is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
SmallCap Growth II	Paul A. Graham, Jr.
David N. Wabnik

Paul A. Graham, Jr., CFA. Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Head of Growth Investors and Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

David N. Wabnik. Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School.

Sub-Advisor: Vaughan Nelson Investment Management, LP (“Vaughan Nelson”) is located at 600 Travis Street, Suite 6300, Houston, Texas 77002. Founded in 1970, Vaughan Nelson is a subsidiary of Natixis Global Asset Management, L.P.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
SmallCap Value II	Chris D. Wallis
Scott J. Weber

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Chris D. Wallis, CFA. Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. He received a B.B.A. from Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 15 years of investment/financial analysis and accounting experience.

Scott J. Weber. Mr. Weber, a Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson, he was a vice president from 2001 to 2003 and a senior associated from 2000 to 2001 of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. Mr. Weber holds the designation of Chartered Financial Analyst and has over 10 years of investment management and financial analysis experience.

Sub-Advisor: Westwood Management Corp. ("Westwood"), a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company.

Westwood's principal place of business is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201.

The day-to-day portfolio management is shared by a portfolio management team. The portfolio management team participates in regular meetings during which investment ideas are discussed. Investment decisions are made by majority agreement of the portfolio management team. The team members with the most significant responsibility for the Fund's assets are listed below; the list does not include all members of the investment team.

Day-to-day
Fund	Fund Management
LargeCap Value III	Susan M. Byrne
Mark R. Freeman
Scott D. Lawson
Jay K. Singhania
Kellie R. Stark

Susan M. Byrne. Ms. Byrne has served as Chairman and Chief Investment Officer since founding Westwood in 1983. She participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. She has authority to direct trading activity for the Fund. Ms. Byrne attended the University of California at Berkeley.

Mark R. Freeman, CFA. Mr. Freeman has served as Senior Vice President and Portfolio Manager for Westwood since 2006. He joined Westwood in 1999 and served as Vice President and Portfolio Manager from 2000 to 2006. Mr. Freeman participates in the investment decision process during the portfolio team meetings in which the team determines the stock selection and weights for the model portfolio. He has authority to direct trading activity for the Fund. Mr. Freeman earned a BA in Economics from Millsaps College and an MS in Economics from Louisiana State University. Mr. Freeman has earned the right to use the Chartered Financial Analyst designation.

Scott D. Lawson, CFA. Mr. Lawson has served as Vice President and Senior Research Analyst since joining Westwood in 2003. Prior to joining Westwood, Mr. Lawson was an Assistant Portfolio Manager at Bank of America from 2000 to 2003. Mr. Lawson participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. He has authority to direct trading activity for the Fund. Mr. Lawson earned a BS in Economics from Texas Christian University and an MBA from St. Louis University. Mr. Lawson has earned the right to use the Chartered Financial Analyst designation.

Jay K. Singhania, CFA. Mr. Singhania has served as Vice President and Research Analyst for Westwood since 2004. Prior to this appointment, Mr. Singhania served as Assistant Vice President and Research Analyst for Westwood from 2002 to 2004. He participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. He has authority to direct trading activity on the Fund.

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Mr. Singhania earned a BBA in Finance from the University of Texas at Austin and participated in its MBA Undergraduate Financial Analyst Program, specializing in the Energy sector. Mr. Singhania has earned the right to use the Chartered Financial Analyst designation.

Kellie R. Stark, CFA. Ms. Stark has served as Senior Vice President for Westwood since 2004. Prior to this appointment, she served as Vice President and Associate Portfolio Manager for Westwood from 1997 to 2004. She joined Westwood in 1992. Ms. Stark participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. She has authority to direct trading activity for the Fund. Ms. Stark earned a BS in Finance and an MBA with an emphasis in Accounting from the University of Colorado at Boulder. Ms. Stark has earned the right to use the Chartered Financial Analyst designation.

The Sub-Sub-Advisors

Principal Global Investors, LLC ("PGI") has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of PGI for a certain portion of the Fund's assets. The sub-sub-advisor is paid a fee by PGI.

PGI is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund's portfolio are made by Spectrum.

See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.

Fees Paid to Principal

The Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2008 was:

To be filed by amendment.

A discussion regarding the basis for the Board of Directors approving the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2008 and in the annual report to shareholders for the fiscal year ended October 31, 2008.

Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:

  hire one or more Sub-Advisors;
  change Sub-Advisors; and
  reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund's reliance on the order; however, only the Inflation Protection, LargeCap Blend I, LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value III,

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MidCap Growth III, MidCap Value II, MidCap Value III, SmallCap Growth I, SmallCap Growth II, and SmallCap Value III Funds intend to rely on the order.

PRICING OF FUND SHARES

Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday/ Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):

  on a day that the NYSE is open and
  prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For all Funds, except the Money Market Fund, the share price is calculated by:

  taking the current market value of the total assets of the Fund subtracting liabilities of the Fund
  dividing the remainder proportionately into the classes of the Fund subtracting the liability of each class
  dividing the remainder by the total number of shares outstanding for that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.

NOTES:

  If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
  A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated.
  Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.
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  The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.
  Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Fill out the Principal Funds (or the IRA, SEP or SIMPLE) application completely. You must include:

  the name you want to appear on the account;
  the Principal Funds in which you want to invest;
  the amount of the investment;
  your Social Security number; and
  other required information.

The Fund requires a minimum initial investment of $1,000. Subsequent investment minimums are $100.

  Principal Funds may reject or cancel any purchase orders for any reason. For example, Principal Funds does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, Principal Funds may reject any purchase orders from market timers or investors that, in Principal's opinion, may be disruptive to the Funds. For these purposes, Principal may consider an investor's trading history in the Funds or other Funds sponsored by Principal Life and accounts under common ownership or control. Principal may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.
  If you are making an initial purchase of Principal Funds of $1,000,000 or more and have selected Class J shares, the purchase will be of Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Funds Class J share accounts and the combined value of the subsequent investment and your existing Class A, Class B, Class C, and Class J share accounts combined for Rights of Accumulation purposes exceeds $1,000,000, the subsequent investment will be applied to purchase Class A shares of the Fund(s) you have selected. Purchases made by you, your spouse or domestic partner, your children, the children of your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Class A, B, C, and J shares of Principal Funds owned by such persons, to determine the applicable sales charge. Class A shares of Money Market Fund are not included in the calculation unless they were acquired in exchange from other Principal Funds shares.
  However, if you have selected a Fund which does not offer A shares, we will contact you for instructions as to how to allocate your purchase. As of the date of this prospectus, the following Funds do not offer Class A shares: High Quality Intermediate-Term Bond; MidCap Growth; MidCap S&P 400 Index; MidCap Value III; SmallCap Growth I; SmallCap S&P 600 Index; and SmallCap Value III.
  The minimum investment applies on a per Fund level, not on the total investment being made.

To eliminate the need for safekeeping, Principal Funds will not issue certificates for shares. Principal Funds may periodically close to new purchases of shares or refuse any order to buy shares if Principal determines that doing so would be in the best interests of Principal Funds and its shareholders.

Accounts with foreign addresses cannot be established. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder's account, we are unable to process any purchases or exchanges on that account.

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Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers' checks, credit card checks, and foreign checks.

Payment. Payment for shares of Principal Funds purchased as a direct rollover IRA is made by the retirement plan trustees. Payment for other shares is generally made via personal check or cashiers check. We consider your purchase of Fund shares by check to be your authorization to make an automated clearing house ("ACH") debit entry to your account. Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 calendar days.

Your Financial Professional can help you buy shares of Principal Funds by mail, through bank wire, direct deposit or Automatic Investment Plan. Contact Principal Funds at 1-800-222-5852 to obtain bank wire instructions. No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed).

Direct Deposit

Your Financial Professional can help you make a Direct Deposit from your paycheck (if your employer approves) or from a government allotment. Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Funds account(s). You will receive a Direct Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent’s bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

Automatic Investment Plan

Your Financial Professional can help you establish an Automatic Investment Plan. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made. If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day prior to your selected day. The minimum initial investment is waived if you set up an Automatic Investment Plan when you open your account. Minimum monthly purchase is $100 per Fund.

Effective the close of business on September 1, 2007, the SmallCap Blend Fund (the "fund") closed to new investors. With limited exceptions, those who were fund shareholders on September 1, 2007 may, however, continue to purchase shares in fund accounts in existence at that time.

REDEMPTION OF FUND SHARES

After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC or excessive trading fee. There is no additional charge for a sale of shares; however, you will be charged a $10 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). A Fund can only sell shares after your check making the Fund investment has cleared your bank, which may take up to 7 calendar days. A sell order from one owner is binding on all joint owners.

• a day when the NYSE is open for normal business

Distributions from IRA, SEP, SIMPLE, and SAR-SEP accounts may be taken as:

  lump sum of the entire interest in the account,
  partial interest in the account, or
  periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.

Tax penalties may apply to distributions before the participant reaches age 59 1/2.

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Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Generally, sales proceeds checks are:

  payable to all owners on the account (as shown in the account registration) and mailed to the address on the account (if not changed within last 15 days) or previously authorized bank account.

For other payment arrangements, please call Principal Funds. You should also call Principal Funds for special instructions that may apply to sales from accounts:

  when an owner has died;
  for certain employee benefit plans; or
  owned by corporations, partnerships, agents, or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

CDSC-Free withdrawal privilege. Sales may be subject to a CDSC. Redemption of Class J shares made through a systematic withdrawal plan in an amount of up to 1.00% per month (measured cumulatively with respect to non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established) may be made without a CDSC. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.

Sell shares by mail:

  Send a distribution form (available at www.PrincipalFunds.com or by calling 1-800-222-5852) which is signed by the owner/owners of the account to:

Principal Funds P.O. Box 55904 Boston, MA 02205

Medallion Signature Guarantee* will be required if the:

sell order is for more than $100,000;

check is being sent to an address other than the account address;

account address has been changed within 15 days of the sell order; or

check is payable to a party other than the account shareholder(s), Principal Life or a retirement plan trustee or custodian that has agreed in writing to accept a transfer of assets from the Fund.

* If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guarantee by a notary public or savings bank is not acceptable.

Sell shares in amounts of $100,000 or less by telephone

  The combined amount requested from all funds to which the redemption request relates is $100,000 or less.
  The address on the account must not have been changed within the last 15 days and telephone privileges must apply to the account from which the shares are being sold.
  If our phone lines are busy, you may need to send in a written sell order.
  To sell shares the same day, the order must be received in good order before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).
  Telephone redemption privileges are NOT available for Principal Funds 403(b) plans, inherited IRAs, and certain employee sponsored benefit plans.
  If previously authorized, checks can be sent to a shareholder's U.S. bank account.

Systematic withdrawal plans

You may set up a systematic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:

  sell enough shares to provide a fixed amount of money ($100 minimum amount; the required minimum is waived to the extent necessary to meet required minimum distributions as defined by the Internal Revenue Code);
  pay insurance or annuity premiums or deposits to Principal Life (call us for details); and
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  provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a systematic withdrawal plan by:

  completing the applicable section of the application; or
  sending us your written instructions; or
  calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your systematic withdrawal plan continues until:

  you instruct us to stop; or
  your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

Sales made under your systematic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a systematic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).

The Fund from which the systematic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.

Excessive Trading fee (other than Money Market and Ultra Short Bond Funds). An excessive trading fee may apply to redemptions made within 30 days of purchase as described in "Frequent Purchases and Redemptions." If excessive trading is deemed to be occurring, additional restrictive actions may be taken, as described below.

EXCHANGE OF FUND SHARES

Your shares in the Funds may be exchanged without a sales charge for the same class of any other Principal Funds.

  The CDSC, if any, is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made is used to determine if newly acquired shares are subject to the CDSC when they are sold.
  An exchange fee is imposed on exchanges of $30,000 or more if the exchanged shares were purchased within 30 days of the date of the exchange.

You may exchange shares by: • sending a written request to: Principal Funds P.O. Box 55904 Boston, MA 02205 completing an Exchange Authorization Form (available on www.PrincipalFunds.com or by calling 1-800-222-5852).
  via the Internet at www.principal.com.
  calling us, if you have telephone privileges on the account.

Automatic Exchange Election

This election authorizes an exchange from one Principal Funds to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:

  completing an automatic Exchange Election form available on www.principalfunds.com, completing the Automatic Exchange Election section of the application, calling us if telephone privileges apply to the account from which the exchange is to be made, or sending us your written instructions.
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Your automatic exchange continues until:

  you instruct us to stop by calling us if telephone privileges apply to the account or by sending us your written instructions; or
  your Fund account balance is zero.

You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

General

  An exchange by any joint owner is binding on all joint owners.
  If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
  All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
  You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
  For an exchange to be effective the day we receive your instruction, we must receive the instruction in good order at our transaction processing center in Canton, Massachusetts before the close of normal trading on the NYSE
  (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:

  accounts with identical ownership,
  an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership, a single owner to a Uniform Transfer to Minors Act ("UTMA") account if the owner of the single owner account is also the custodian on the UTMA account, or a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.

Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.

Excessive Trading fee (other than Money Market and Ultra Short Bond Funds). An excessive trading fee may apply to exchanges made within 30 days of purchase as described in "Frequent Purchases and Redemptions." If excessive trading is deemed to be occurring, additional restrictive actions may be taken, as described below.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

Frequent purchases and redemptions pose a risk to the Funds because they may:

Disrupt the management of the Funds by:

forcing the Funds to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and

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causing unplanned portfolio turnover;

Hurt the portfolio performance of the Funds; and

Increase expenses of the Funds due to:

increased broker-dealer commissions and

increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.

The Funds have adopted procedures to "fair value" foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds may be negatively impacted and may cause investors to suffer the harms described. The potential negative impact and harms of undetected excessive trading in shares of the underlying Funds in which the Principal LifeTime Funds or Strategic Asset Management Funds invest could flow through to the Principal LifeTime Funds and Strategic Asset Management Funds as they would for any Fund shareholder. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may negatively impact the Funds.

Currently the Funds, except the Money Market and Ultra Short Bond Funds, impose an excessive trading fee on redemptions or exchanges of $30,000 or more of a Fund's Class J shares redeemed within 30 days after they are purchased. The fee does not apply to redemptions or exchanges made pursuant to an Automatic Exchange Election or Systematic Withdrawal Plan through an Automatic Exchange Election or a Systematic Withdrawal Plan; due to a shareholder's death or disability (as defined in the Internal Revenue Code); to satisfy minimum distribution rules imposed by the Internal Revenue Code; or where the application of the fee would cause a Fund to fail to be considered a "qualified default investment alternative" under the Employee Retirement Income Security Act of 1976, as amended, and the rules and regulations thereunder. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movement in and out of the Funds.

The imposition of the excessive trading fee may be waived if an intermediary, such as a retirement plan recordkeeper, through which Fund shares are made available to shareholders is unable or unwilling to impose the fee, but is able to implement other procedures the Fund believes are reasonably designed to prevent excessive trading in Fund shares.

In addition, if a Fund deems frequent trading and redemptions to be occurring, action will be taken that may include, but is not limited to:

  Increasing the excessive trading fee to 2%,
  Increasing the excessive trading fee period from 30 days to as much as 90 days,
  Applying the excessive trading fee to redemptions or exchanges of less than $30,000,
  Limiting the number of permissible exchanges available to shareholders identified as "excessive traders,"
  Limit exchange requests to be in writing and submitted through the United States Postal Service (in which case, requests for exchanges by fax, telephone or internet will not be accepted), and
  Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.

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DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The payment schedule is as follows:

  The Bond & Mortgage Securities, Global Diversified Income, Government & High Quality Bond, Inflation Protection, Mortgage Securities, Short-Term Bond, and Ultra Short Bond Funds declare dividends of their daily net investment income each day their shares are priced. On the last business day of each month the Funds will pay out their accumulated declared dividends.
  The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested into additional shares of the Fund. You may ask to have your dividends paid to you monthly in cash. These cash payments are made on the 20th of each month (or previous business day).
  The Preferred Securities Fund pays its net investment income monthly. The payment date is the last business day of each month.
  The Real Estate Securities Fund and the SAM Flexible Income, SAM Conservative Balanced, and SAM Balanced Portfolios each pay their net investment income quarterly. The payment date is the last business day of March, June, September, and December.
  The Diversified International, International Emerging Markets, International Growth, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, SAM Conservative Growth Portfolio, and SAM Strategic Growth Portfolio Funds pay their net investment income annually. The payment date is the last business day of December.
  The other Funds pay their net investment income annually. The payment date is the fifteenth business day of December.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the eighth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be:

  invested in shares of another fund of Principal Funds without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
  paid in cash, if the amount is $10 or more.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

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TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions to IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2009, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

FUND ACCOUNT INFORMATION

Statements

You will receive quarterly statements for the Funds you own. The statements provide the number and value of shares you own, transactions during the period, dividends declared or paid and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares in the Principal Funds, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other vital data.

Certain purchases and sales are only included on your quarterly statement. These include accounts:

  when the only activity during the quarter:
  • is purchase of shares from reinvested dividends and/or capital gains;
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are purchases under an Automatic Investment Plan;

are sales under a Systematic Withdrawal Plan; or

are purchases or sales under an Automatic Exchange Election.

used to fund certain individual retirement or individual pension plans; or

established under a payroll deduction plan.

If you need information about your account(s) at other times, you may:

  access your account on the internet at www.principal.com,
  call our Automated Telephone System, 7 days a week, 24 hours a day at 1-800-222-5852, option 1, or call us at 1-800-222-5852. (Our office generally is open Monday through Friday between 7 a.m. and 7 p.m. Central Time).

Orders Placed by Intermediaries

Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries ("sub-designees") to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the New York Stock Exchange closes at a time other than 3 p.m. Central Time.

Signature Guarantees

Certain transactions require a Medallion Signature Guarantee. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guarantee by a notary public or savings bank is not acceptable. Signature guarantees are required:

  if you sell more than $100,000 (in the aggregate) from the Funds;
  if a sales proceeds check is payable to other than the account shareholder(s), Principal Life or Principal Bank;
  to change ownership of an account;
  to add wire or ACH redemption privileges to a U.S. bank account not previously authorized if there is not a common owner between the bank account and mutual fund account;
  to change bank account information designated under an existing systematic withdrawal plan if there is not a common owner between the bank account and mutual fund account;
  to exchange or transfer among accounts with different ownership; and
  to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days.

Special Plans

The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, systematic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

Minimum Account Balance

Generally, the Funds do not have a minimum required balance. Because of the disproportional high cost of maintaining small accounts, the Funds reserve the right to set a minimum and sell all shares in an account with a value of less than $300. The sales proceeds would then be mailed to you. These involuntary sales will not be triggered just by market conditions. If the Funds exercise this right, you will be notified that the redemption is going to be made. You will have 30 days to make an additional investment and bring your account up to the required minimum. The Funds reserve the right to increase the required minimum.

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Telephone and Internet Instructions

The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a Personal Identification Number, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the shareholder's address of record.

Instructions received from one owner is binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.

Householding

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Fund at 1-800-222-5852. You may notify the Fund in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after the Fund receives your request to stop householding.

Multiple Translations

This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

Procedures for Opening an Account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identify on a timely basis, we may close your account or take such other action as we deem appropriate.

Financial Statements

Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

FINANCIAL HIGHLIGHTS

To be filed by amendment.

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APPENDIX A SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may adversely affect a particular Fund as a whole are called “principal risks.” The principal risks of investing in the Funds are stated above as to each Fund in the Fund’s description. Each of these risks is summarized below. The first three risks described below apply to all of the Funds. The remaining risks apply to certain of the Funds as described previously. Additional information about the Funds, their investments, and the related risks is located under “Certain Investment Strategies and Related Risks” and in the Statement of Additional Information.

Risks Applicable to All Funds

Credit and Counterparty Risk

Each of the funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Liquidity Risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Market Risk

The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Risks Applicable to Certain Funds

Active Trading Risk

A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Derivatives Risk

Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered riskier than direct investments and, in a down market, could become harder to value or sell at a fair price. Some derivative transactions may give rise to leverage. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Emerging Market Risk

Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

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Equity Securities Risk

Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Eurodollar and Yankee Obligations Risk

Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that a foreign government will not let U.S. dollar-denominated assets leave the country, the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and adverse political or economic developments will affect investments in a foreign country.

Exchange Rate Risk

Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds' foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Exchange-Traded Funds ("ETFs") Risk

To the extent that a Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based, and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses.

Fixed-Income Securities Risk

Fixed-income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Foreign Securities Risk

Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund's investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Geographic Concentration Risk

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Funds that invest significant portions of their assets in concentrated geographic areas such as a particular state or region of the U.S. have more exposure to local or regional economic risks than funds that invest more broadly.

Growth Stock Risk

Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A fund's strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

High Yield Securities Risk

Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." While these securities generally provide greater income potential than investments in higher rated fixed-income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed-income securities. High yield securities are considered speculative by the major credit rating agencies.

Initial Public Offerings ("IPOs") Risk

There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

Investment Company Securities Risk

Certain funds invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including investment advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

Management Risk

Each of the funds is actively managed by its investment advisor or sub-advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub-advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub-advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Segment Risk

Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  MidCap: A fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.
  LargeCap: A fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.
  SmallCap: A fund's strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

Master Limited Partnership ("MLP") Risk

MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries, but they also may finance research and development and other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting

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that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. In addition, MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Mid Cap Stock Risk

Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

Municipal Securities Risk

Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of funds investing in such securities. Funds that invest in municipal securities are also subject to the risk that some or all of the interest they receive from such securities might become taxable by law or determined by the Internal Revenue Service (or the relevant state's tax authority) to be taxable, in which event the value of such funds' investments would likely decline.

Non-Diversification Risk

A fund that is non-diversified may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect the fund's performance.

Portfolio Duration Risk

Portfolio duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Prepayment Risk

Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Real Estate Securities Risk

Real estate investment trusts ("REITs") or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependent on management skills and generally are not diversified. Equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:

  may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
  may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments);
  are subject to cash flow dependency and defaults by borrowers; and
  could fail to qualify for tax-free pass-through of income under the Internal Revenue Code.

REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

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Royalty Trust Risk

A Fund may invest in royalty trusts, which are structured similarly to REITs. A royalty trust generally acquires an interest in natural resource companies or chemical companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. The Fund's investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts' operating expenses, in addition to paying Fund expenses.

Sector Risk

When a fund's investments are concentrated in a particular industry or sector of the economy (e.g., real estate, technology, financial services), they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. Funds concentrating in a particular industry sector tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. A fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting that industry or sector.

Securities Lending Risk

To earn additional income, the Fund may lend portfolio securities to approved financial institutions. Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the Fund will be unable to recover the loaned security or its value. Further, the cash collateral received by the Fund in connection with such a loan may be invested in a security that subsequently loses value.

Small Company Risk

Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Underlying Fund Risk

The Principal LifeTime Funds and the Strategic Asset Management ("SAM") Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub-Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2008.

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PRINCIPAL LIFETIME FUNDS
Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
Underlying Fund	2010	2020	2030	2040	2050	Income
	Fund	Fund	Fund	Fund	Fund	Fund	Total

Bond & Mortgage Securities Fund

Disciplined LargeCap Blend Fund

High Yield Fund

High Yield Fund II

Inflation Protection Fund

International Emerging Markets Fund

International Growth Fund

LargeCap Growth Fund

LargeCap Value Fund

Partners International Fund

Partners LargeCap Blend Fund I

Partners LargeCap Growth Fund I

Partners LargeCap Value Fund

Partners LargeCap Value Fund I

Partners MidCap Growth Fund

Partners MidCap Value Fund I

Partners SmallCap Growth Fund I

Partners SmallCap Growth Fund III

Partners SmallCap Value Fund I

Preferred Securities Fund

Real Estate Securities Fund

SmallCap S&P 600 Index Fund

SmallCap Value Fund

Ultra Short Bond Fund

The following table shows the percentage of the outstanding shares of the predecessor Underlying Funds owned by the predecessor Portfolios as of October 31, 2008.

			Conservative	Conservative	Flexible	Strategic
		Balanced	Balanced	Growth	Income	Growth
Underlying Fund		Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Total

Disciplined LargeCap Blend Fund

Diversified International Fund

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Equity Income Fund I

High Yield Fund II

Income Fund

International Emerging Markets Fund

LargeCap Growth Fund

MidCap Stock Fund

Money Market Fund

Mortgage Securities Fund

Real Estate Securities Fund

Short-Term Income Fund

SmallCap Growth Fund

SmallCap Value Fund

West Coast Equity Fund

U.S. Government Securities Risk

Yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities.

U.	S. Government Sponsored Securities Risk

A	fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the

Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk

A fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A fund's strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

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APPENDIX B

DEFINITIONS OF THE INDICES REFERENCED IN THIS PROSPECTUS

The performance tables included in the prospectus provide performance information of various indices. These indices are described in this appendix. An investment cannot be made directly in the indices and the indices' performance figures do not include any commissions or sales charges that would be paid by investors purchasing the securities represented by the indices.

6 Month LIBOR (London Interbank Offered Rate) Index is an average of the interest rate of U.S. dollar deposits, known as Eurodollars, of a stated maturity.

Barclays Capital Aggregate Bond Index is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Barclays Capital Government/Mortgage Index is a combination of the unmanaged Barclays Capital Government Index and the unmanaged Barclays Capital Mortgage Backed Securities (MBS) Index. The Barclays Capital Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA, and FHLMC.

Barclays Capital 1-3 Government/Credit Bond Index represents a combination of the Government and Corporate Bond indices with maturities between one and three years.

Barclays Capital Mutual Fund 1-5 Government/Credit index is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.

Barclays Capital U.S. Corporate High Yield - 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated. The index limits the maximum exposure to any one issuer to 2%.

Barclays Capital U.S. Tier I Capital Securities Index tracks the market for deeply subordinated fixed income securities that qualify for treatment as regulatory capital by regulators or receive quasi-equity credit from ratings agencies. The index is comprised of Tier 1 securities from both banks and non-bank entities (insurance companies seeking regulatory capital treatment, corporate seeking equity treatment).

Barclays Capital U.S. Treasury Bellwethers 3 Month Index is composed of public obligations of the U.S. Treasury with a maturity of three months.

Barclays Capital U.S. Treasury TIPS (Treasury Inflation Protection Securities) Index is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.

Citigroup Broad Market (BMI) Global ex-US Index is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US $100 million and above.

Citigroup Mortgage Index represents the mortgage-backed securities component of Citigroup’s Broad Investment-Grade Bond Index. It consists of 30- and 15-year agency-issued (Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), and Federal Home Loan Mortgage Corporation (“FHLMC”)) pass-through securities as well as FNMA and FHLMC balloon mortgages.

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Citigroup World ex-US Broad Market (BMI) Growth Index is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with growth characteristics and an available free float market cap of US $100 million and above.

FTSE-EPRA (European Public Real Estate Association)-NAREIT (National Association of Real Estate Investment Trusts) Global Real Estate Securities Index is designed to track the performance of real estate companies and REITS worldwide.

JPMorgan Emerging Markets Bond Index (EMBI) Global includes U.S. dollar denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities. The EMBI Global is a market-capitalization-weighted index.

Merrill Lynch Fixed Rate Preferred Securities Index tracks the performance of fixed rate US dollar denominated preferred securities issued in the US domestic market. Qualifying securities must be rated investment grade (based on an average of Moody's, S&P and Fitch) and must have an investment grade rated country of risk (based on an average of Moody's, S&P and Fitch foreign currency long term sovereign debt ratings). In addition, qualifying securities must be issued as public securities or through a 144a filing, must be issued in $25, $50, or $100 par/ liquidation preference increments, must have a fixed coupon or dividend schedule and must have a minimum amount outstanding of $100 million.

Merrill Lynch Hybrid Preferred Securities Index is an unmanaged index of investment grade, exchange-traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity.

Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Ex-US is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the US.

Morgan Stanley Capital International (MSCI) EMF (Emerging Markets Free) Index is an unmanaged index that measures the stock returns of companies in 26 developing countries.

Morgan Stanley Capital International (MSCI) US REIT Index is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.

Morgan Stanley Capital International (MSCI) World Ex - US Growth Index measures global developed market equity performance of growth securities outside of the United States. It is comprised of half the securities in the MSCI world ex U.S. Index, with half of the market capitalization of each country index.

Morgan Stanley Capital International (MSCI) World Value Index is a free float-adjusted market capitalization index that represents the value segment in global developed market equity performance.

Morningstar Conservative Allocation Category Average is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.

Morningstar Diversified Emerging Markets Category Average is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.

Morningstar Foreign Large Blend Category Average is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.

Morningstar Foreign Large Growth Category Average is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap

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foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.

Morningstar Inflation Protected Bond Category primarily invest in fixed-income securities that increase coupon and/or principal payments at the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer of these types of securities. Most of these portfolios buy bonds with intermediate- to long-term maturities.

Morningstar Intermediate-Term Bond Category Average is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.

Morningstar Intermediate Government Category Average is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.

Morningstar Large Blend Category Average is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

Morningstar Large Growth Category Average is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

Morningstar Large Value Category Average is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more stable stock prices.

Morningstar Mid-Cap Blend Category Average is an average of net asset value (NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

Morningstar Mid-Cap Growth Category Average is an average of net asset value (NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.

Morningstar Mid-Cap Value Category Average is an average of net asset value (NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.

Morningstar Moderate Allocation Category Average is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.

Morningstar Short-Term Bond Category Average is an average of net asset value (NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt which have durations between 1 and 3.5 years.

Morningstar Small Blend Category Average is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.

Morningstar Small Growth Category Average is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

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Morningstar Small Value Category Average is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.

Morningstar Specialty-Real Estate Category Average is an average of net asset value (NAV) returns of mutual funds that invest primarily in real estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.

Morningstar Target Date Category Average portfolios provide diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. These portfolios get more conservative as the goal date approaches by investing more in bonds and cash. Investment managers structure these portfolios differently; two funds with the same goal year may have different allocations to equities and therefore different levels of return and risk.

Morningstar Ultra Short Bond Category Average is an average of the net asset value (NAV) returns of bond mutual funds that invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year.

Morningstar World Allocation Category. World-allocation portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these portfolios do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe.

Principal LifeTime 2010 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2010 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2020 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2020 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2030 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2030 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2040 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2040 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2050 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2050 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime Strategic Income Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime Strategic Income portfolio.

Russell 1000 Growth Index is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.

Russell 1000 Value Index is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.

Russell 2000 Growth Index is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.

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Russell 2000 Index is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.

Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

Russell MidCap Index is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.

Russell MidCap Growth Index is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.

Russell MidCap Value Index is an unmanaged market-capitalization-weighted index that measures the performance of those Russell MidCap companies with lower price-to-book value ratios and lower forecasted growth values.

S&P 500 Stock Index (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility, and transportation companies.

S&P MidCap 400 Index is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

S&P SmallCap 600 Index is an unmanaged index that consists of 600 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content provider; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar not its contents provider are responsible for any damages or losses arising from any use of this information.

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APPENDIX C Description of Bond Ratings: Moody’s Investors Service, Inc. Rating Definitions: Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Aa: A: Baa:

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk. Obligations rated Aa are judged to be of high quality and are subject to very low credit risk. Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: B: Caa: Ca:

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk.

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality...but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

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Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest- rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

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BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circum- stances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC: Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

“BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:

Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, some-
what more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

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B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.
SP-2:	A satisfactory capacity to pay principal and interest.
SP-3:	A speculative capacity to pay principal and interest.

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ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated ________________, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing Principal Funds, P.O. Box 55904, Boston, MA 02205. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on our website at www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

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PRINCIPAL FUNDS, INC.

R-1 CLASS SHARES

R-2 CLASS SHARES

R-3 CLASS SHARES

R-4 CLASS SHARES

R-5 CLASS SHARES

The date of this Prospectus is _______________________, 2009.

As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined whether this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Risk/Return Summary	5
LARGECAP US EQUITY FUNDS	9
Disciplined LargeCap Blend Fund	9
LargeCap Blend Fund I	20
LargeCap Blend Fund II	23
LargeCap Growth Fund	12
LargeCap Growth Fund I	25
LargeCap Growth Fund II	28
LargeCap S&P 500 Index Fund	14
LargeCap Value Fund	17
LargeCap Value Fund I	34
LargeCap Value Fund II	36
LargeCap Value Fund III	31
SMALL/MIDCAP US EQUITY FUNDS	39
MidCap Blend Fund	39
MidCap Growth Fund	42
MidCap Growth Fund II	56
MidCap Growth Fund III	50
MidCap S&P 400 Index Fund	44
MidCap Value Fund I	62
MidCap Value Fund II	47
MidCap Value Fund III	59
SmallCap Blend Fund	85
SmallCap Growth Fund	88
SmallCap Growth Fund I	67
SmallCap Growth Fund II	70
SmallCap Growth Fund III	73
SmallCap S&P 600 Index Fund	91
SmallCap Value Fund	76
SmallCap Value Fund I	79
SmallCap Value Fund II	82
SmallCap Value Fund III	94
INTERNATIONAL EQUITY FUNDS	96
Diversified International Fund	96
International Emerging Markets Fund	99
International Fund I	102
International Growth Fund	108
REAL ESTATE FUND	111
Real Estate Securities Fund	111

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BALANCED/ASSET ALLOCATION FUNDS	114
Principal LifeTime Funds	114
Principal LifeTime Strategic Income Fund	117
Principal LifeTime 2010 Fund	118
Principal LifeTime 2015 Fund	119
Principal LifeTime 2020 Fund	120
Principal LifeTime 2025 Fund	121
Principal LifeTime 2030 Fund	122
Principal LifeTime 2035 Fund	123
Principal LifeTime 2040 Fund	124
Principal LifeTime 2045 Fund	125
Principal LifeTime 2050 Fund	126
Principal LifeTime 2055 Fund	127
Strategic Asset Management Portfolios	131
Flexible Income Portfolio	134
Conservative Balanced Portfolio	135
Balanced Portfolio	136
Conservative Growth Portfolio	137
Strategic Growth Portfolio	138
SHORT-TERM FIXED INCOME FUNDS	142
Money Market Fund	142
Short-Term Bond Fund	145
Ultra Short Bond Fund	148
FIXED INCOME FUNDS	151
Bond & Mortgage Securities Fund	151
Core Plus Bond Fund I
Government & High Quality Bond Fund *IT IS ANTICIPATED THAT THIS FUND WILL	154
BE MERGED AWAY BY 3/1/09
High Quality Intermediate-Term Bond Fund	156
Inflation Protection Fund	159
Mortgage Securities Fund
Preferred Securities Fund	162
The Costs of Investing	165
Distribution Plans and Intermediary Compensation	165
Certain Investment Strategies and Related Risks	168
Management of the Funds	175
Pricing of Fund Shares	200
Purchase of Fund Shares	201
Redemption of Fund Shares	201
Exchange of Fund Shares	202
Frequent Purchases and Redemptions	202
Dividends and Distributions	203
Tax Considerations
Fund Account Information	204
Portfolio Holdings Information	205
Financial Highlights	205
Appendix A - Summary of Principal Risks	319

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Appendix B - Definitions of the Indices Referenced in this Prospectus	325
Appendix C - Description of Bond Ratings
Additional Information	318

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RISK/RETURN SUMMARY

Principal Funds, Inc. (“Principal Funds”) offers many investment portfolios. Princor Financial Services Corporation* (“Princor”) and Principal Funds Distributor, Inc. (“PFD”)* are co-distributors (collectively referred to as “the Distributor”) for the R-1, R-2, R-3, R-4, and R-5 Class shares. Principal Management Corporation* (“Principal”), the manager of each of the Funds, seeks to provide a broad range of investment approaches through Principal Funds.

The Sub-Advisors and the Funds each sub-advises are:

Sub-Advisor	Fund(s)
AllianceBernstein, L.P.	LargeCap Value III
Small Cap Growth I
American Century Investment Management, Inc.	LargeCap Growth II
LargeCap Value II
Barrow, Hanley, Mewhinney & Strauss, Inc.	MidCap Value III
Black Rock Financial Management, Inc.	Inflation Protection
Columbus Circle Investors*	LargeCap Growth
MidCap Growth
SmallCap Growth III
Dimensional Fund Advisors	SmallCap Value II
Edge Asset Management, Inc.*	Mortgage Securities
Strategic Asset Management Portfolios
Emerald Advisers, Inc.	SmallCap Growth II
Essex Investment Management Company, LLC	SmallCap Growth II
LargeCap Blend I
Goldman Sachs Asset Management LP	MidCap Value I
J.P. Morgan Investment Management, Inc.	SmallCap Value I
Jacobs Levy Equity Management, Inc.	MidCap Growth II
MidCap Value II
Los Angeles Capital Management and Equity Research, Inc.	MidCap Value I
SmallCap Value III
MacKay Shields LLC	MidCap Growth II
Mellon Capital Management Corporation	SmallCap Value I
Pacific Investment Management Company LLC	Core Plus Bond I
Principal Global Investors, LLC*	Bond & Mortgage Securities
Disciplined LargeCap Blend
Diversified International
Government & High Quality Bond
High Quality Intermediate-Term Bond
International Emerging Markets
International Growth
LargeCap S&P 500 Index
LargeCap Value
MidCap Blend
MidCap S&P 400 Index
MidCap Value III
Money Market
Principal LifeTime Funds
Short-Term Bond
SmallCap Blend
SmallCap Growth
SmallCap S&P 600 Index
SmallCap Value
Ultra Short Bond
Principal Real Estate Investors, LLC*	Real Estate Securities
Pyramis Global Advisors, LLC	International I
Spectrum Asset Management, Inc.*	Preferred Securities
T. Rowe Price Associates, Inc.	LargeCap Blend II
LargeCap Growth I
Turner Investment Partners, Inc.	MidCap Growth III

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Sub-Advisor UBS Global Asset Management (Americas) Inc.	Fund(s) LargeCap Value I SmallCap Growth II
Vaughan Nelson Investment Management, LP Westwood Management Corporation	SmallCap Value II LargeCap Value III

*	Principal Management Corporation; Columbus Circle Investors; Edge Asset Management, Inc.; PFD; Principal Global Investors, LLC; Principal Real Estate Investors, LLC; Princor; and Spectrum Asset Management, Inc. are affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group® .

The Funds offer five classes of shares through this prospectus, each of which may be purchased through retirement plans though not all plans offer each Fund. Such plans may impose fees in addition to those charged by the Funds. The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund. Each share class represents investments in the same portfolio of securities, but each class has its own expense structure, allowing you to choose the class that best meets your situation (not all classes are available to all plans).

EACH INVESTOR’S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL PROFESSIONAL TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

In the description for each Fund, there is important information about the Fund’s:

Main Strategies and Risks

These sections describe each Fund’s investment objective and summarize how each Fund intends to achieve its investment objective. The Board of Directors may change a Fund’s objective or investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The sections also describe each Fund’s primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption “Certain Investment Strategies and Related Risks.”

Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions as more fully described under the caption “Certain Investment Strategies and Related Risks–Temporary Defensive Measures.”

Each Fund is designed to be a portion of an investor’s portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to bear investment losses during periods of adverse market conditions. The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may adversely affect a particular Fund as a whole are called “principal risks.” The principal risks of investing in the Funds are stated as to each Fund in the Fund’s description. In addition to the risks identified in each Fund’s description, each of the Funds is also subject to credit and counterparty risk, liquidity risk, management risk and market risk. Each Fund is also subject to underlying fund risk to the extent that a Principal LifeTime Fund or SAM Portfolio invests in the Fund. These risks, and each of the other principal risks, are more fully explained in Appendix A to this prospectus.

Investment Results

A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund’s annual returns and its long-term performance. The chart shows how the R-2 Class’s performance has varied from year-to-year. The table compares the Fund’s performance over time to that of:

  a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an
6 RISK/RETURN SUMMARY	[FundNameFooter] [FundPhoneNumber]

  investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.) and an average of the performance of a group of mutual funds with a similar investment objective and management style (The averages used are prepared by independent statistical services.).

Performance for classes of shares for periods prior to the date on which a Fund’s oldest share class began operations (as indicated in the tables on the following pages) is based on the performance of the oldest share class of the Fund, adjusted to reflect the expenses of the share class shown. The adjustments result in performance (for the period prior to the effective date of the share class shown) that is no higher than the historical performance of the oldest share class.

A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Fees and Expenses

The annual operating expenses for each Fund are deducted from that Fund’s assets (stated as a percentage of Fund assets). Each Fund’s operating expenses are shown following each Fund’s description. A discussion of the fees is found in the section of the Prospectus titled “The Costs of Investing.”

The examples following the expense tables for each Fund are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds.

NOTES:

  No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, Principal, any Sub-Advisor, Princor, or PFD.
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LARGECAP US EQUITY FUNDS DISCIPLINED LARGECAP BLEND FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Main Strategies and Risks

The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Standard & Poor’s (“S&P”) 500 Index (as of December 31, 2008 this range was between approximately $____ billion and $
______
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks.

In selecting securities for investment, the Sub-Advisor, PGI, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below “fair value” for these stocks will result in investment management success. PGI’s investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Equity Securities Risk	•	Growth Stock Risk
• Management Risk	• Market Segment (Large Cap) Risk •		Mid Cap Stock Risk
• Securities Lending Risk	• Underlying Fund Risk	•	Value Stock Risk

PGI has been the Fund’s Sub-Advisor since December 30, 2002.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

8 LARGECAP US EQUITY FUNDS	[FundNameFooter] [FundPhoneNumber]

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) R-2 Class R-3 Class R-4 Class R-5 Class S&P 500 Index(3)(4) Morningstar Large Blend Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 30, 2002. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 30, 2002.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	0.56%	0.56%	0.56%	0.56%	0.56%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses	1.45%	1.32%	1.14%	0.95%	0.83%
*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

[FundNameFooter]		LARGECAP US EQUITY FUNDS			9
www.principal.com

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

10	LARGECAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

LARGECAP BLEND FUND I

Sub-Advisor(s): Objective: Investor Profile:

Goldman Sachs Asset Management, L.P. (“GSAM”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in large, established companies.

Main Strategies and Risks

The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2008, the range was between approximately $____ billion and $
______
billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. Up to 25% of Fund assets may be invested in foreign securities.

GSAM seeks to outperform the S&P 500 Index by overweighting stocks that it believes are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Foreign Securities Risk
  Market Segment (Large Cap) Risk
  Underlying Fund Risk
  Equity Securities Risk
  Growth Stock Risk
  Mid Cap Stock Risk
  Value Stock Risk

GSAM became Sub-Advisor to the Fund on December 16, 2002.

  Exchange Rate Risk
  Management Risk
  Securities Lending Risk
[FundNameFooter]	LARGECAP US EQUITY FUNDS	11
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) R-2 Class R-3 Class R-4 Class R-5 Class S&P 500 Index(3)(4) Morningstar Large Blend Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the R-3 Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007		Class	Class	Class	Class	Class
Management Fees		0.44%	0.44%	0.44%	0.44%	0.44%
12b-1 Fees		0.35	0.30	0.25	0.10	N/A
Other Expenses*		0.53	0.45	0.32	0.28	0.26
	Total Annual Fund Operating Expenses	1.32%	1.19%	1.01%	0.82%	0.70%
	*Other Expenses Includes:
	Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%

12	LARGECAP US EQUITY FUNDS				[FundNameFooter]
					[FundPhoneNumber]

Administrative Service Fee

0.28 0.20

0.15 0.13 0.11

[FundNameFooter]	LARGECAP US EQUITY FUNDS	13
www.principal.com

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

14	LARGECAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

LARGECAP BLEND FUND II

Sub-Advisor(s): Objective: Investor Profile:

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an actively managed portfolio of common stocks, but who prefer investing in larger, established companies.

Main Strategies and Risks

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of December 31, 2008 this range was between approximately $____ billion and $
_____
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks.

The Fund will generally remain fully invested (less than 5% cash reserves) and will have approximately the same industry weightings as compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The market capitalization of companies in the Fund’s portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index range. In addition, the Fund has the ability to purchase stocks whose market capitalization falls below the range of companies in the S&P 500 Index.

T. Rowe Price uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index. T. Rowe Price generally purchases for the Fund securities issued by companies in the S&P 500 Index, and therefore, its stock selection process will result in the purchase of both growth and value stocks.

A team of T. Rowe Price equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts’ focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.

In pursuing its investment objective, the Fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.

[FundNameFooter]	LARGECAP US EQUITY FUNDS	15
www.principal.com

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Derivatives Risk	•	Equity Securities Risk
•	Foreign Securities Risk	•	Growth Stock Risk
•	Market Segment (Large Cap) Risk•		Mid Cap Stock Risk
•	Value Stock Risk

  Exchange Rate Risk
  Management Risk
  Securities Lending Risk

T. Rowe Price became Sub-Advisor to the Fund effective March 9, 2004.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) R-2 Class R-3 Class R-4 Class R-5 Class S&P 500 Index(3)(4) Morningstar Large Blend Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

16	LARGECAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	0.74%	0.74%	0.74%	0.74%	0.74%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses(1)	1.63%	1.50%	1.32%	1.13%	1.01%
* Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

(1)	Expense Information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

[FundNameFooter]	LARGECAP US EQUITY FUNDS	17
www.principal.com

LARGECAP GROWTH FUND

Sub-Advisor(s): Objective: Investor Profile:

Columbus Circle Investors (“CCI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of December 31, 2008 this range was between approximately $____ billion and $
_____
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. To meet its investment objective, the Fund may invest in initial public offerings and up to 25% in foreign securities.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk	•	Exchange Rate Risk
•	Growth Stock Risk	•	Initial Public Offerings Risk
•	Market Segment (Large Cap) Risk•		Mid Cap Stock Risk
•	Underlying Fund Risk

  Foreign Securities Risk
  Management Risk
  Securities Lending Risk

CCI became the Fund’s Sub-Advisor on January 5, 2005.

18	LARGECAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Russell 1000 Growth Index(3)(4)

Morningstar Large Growth Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the R-3 Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

[FundNameFooter]	LARGECAP US EQUITY FUNDS	19
www.principal.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees(1)	0.62%	0.62%	0.62%	0.62%	0.62%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses	1.51%	1.38%	1.20%	1.01%	0.89%
*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

(1) Expense information has been restated to reflect current fees. Effective January 16, 2007, the Fund’s management fees were increased.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

20	LARGECAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

LARGECAP GROWTH FUND I

Sub-Advisor(s): Objective: Investor Profile:

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies with large market capitalizations that exhibit strong growth and free cash flow potential. These companies are generally characterized as “growth” companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations within the range of companies in the Russell 1000® Growth Index (as of December 31, 2008, this range was between approximately $____ billion and $
_________
billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. The Fund’s investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The market capitalization of companies in the Fund’s portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index range. In addition, the Fund has the ability to purchase stocks whose market capitalization falls below the range of companies in the Russell index.

T. Rowe Price generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.

Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices and foreign currencies.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Derivatives Risk	•	Equity Securities Risk	•	Exchange Rate Risk
•	Foreign Securities Risk	•	Growth Stock Risk	•	Management Risk
•	Market Segment (Large Cap) Risk •		Mid Cap Stock Risk	•	Securities Lending Risk
•	Underlying Fund Risk

T. Rowe Price became Sub-Advisor to the Fund on August 24, 2004.

[FundNameFooter]				LARGECAP US EQUITY FUNDS		21
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Russell 1000 Growth Index(3)(4)

Morningstar Large Growth Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deduced from Fund assets) as a Percentage of Average Daily Net Assets

		R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007		Class	Class	Class	Class	Class
Management Fees		0.73%	0.73%	0.73%	0.73%	0.73%
12b-1 Fees		0.35	0.30	0.25	0.10	N/A
Other Expenses*		0.53	0.45	0.32	0.28	0.26
	Total Annual Fund Operating Expenses	1.61%	1.48%	1.30%	1.11%	0.99%
	*Other Expenses Includes:

22	LARGECAP US EQUITY FUNDS				[FundNameFooter]
					[FundPhoneNumber]

Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

[FundNameFooter]	LARGECAP US EQUITY FUNDS	23
www.principal.com

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

24	LARGECAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

LARGECAP GROWTH FUND II

Sub-Advisor(s): Objective: Investor Profile:

American Century Investment Management, Inc. (“American Century”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2008, the range was between approximately $
______
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks.

American Century selects stocks of larger-sized companies it believes will increase in value over time using a growth investment strategy it developed. In implementing this strategy, American Century uses a bottom-up approach to stock selection. This means that American Century makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using its extensive computer database, as well as other primary analytical research tools, American Century tracks financial information for individual companies to identify and evaluate trends in earnings, revenues, and other business fundamentals. Under normal market conditions, the Fund’s portfolio will primarily consist of securities of companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help American Century buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

Although American Century intends to invest the Fund’s assets primarily in U.S. stocks, the Fund may invest up to 25% of its assets in securities of foreign companies.

American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in debt securities, options, preferred stock and equity equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. Futures contracts, a type of derivative security, can help the Fund’s cash assets remain liquid while performing more like stocks.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Exchange Rate Risk
  Management Risk
  Securities Lending Risk
  Derivatives Risk
  Foreign Securities Risk
  Market Segment (Large Cap) Risk
  Underlying Fund Risk
  Equity Securities Risk
  Growth Stock Risk
  Mid Cap Stock Risk

American Century has been the Fund’s Sub-Advisor since December 6, 2000.

[FundNameFooter]	LARGECAP US EQUITY FUNDS	25
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Russell 1000 Growth Index(3)(4)

Morningstar Large Growth Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007		Class	Class	Class	Class	Class
Management Fees		0.94%	0.94%	0.94%	0.94%	0.94%
12b-1 Fees		0.35	0.30	0.25	0.10	N/A
Other Expenses*		0.54	0.46	0.33	0.29	0.27
	Total Annual Fund Operating Expenses(1)	1.83%	1.70%	1.52%	1.33%	1.21%
	*Other Expenses Includes:
	Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%

26	LARGECAP US EQUITY FUNDS				[FundNameFooter]
					[FundPhoneNumber]

Administrative Service Fee 0.28 0.20 0.15 0.13 0.11

(1)	Expense information has been restated to reflect current fees. Effective October 31, 2007, the Fund’s management fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

[FundNameFooter]	LARGECAP US EQUITY FUNDS	27
www.principal.com

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

28	LARGECAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

LARGECAP S&P 500 INDEX FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the S&P 500 Index. PGI attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2008, the market capitalization range of the Index was between approximately $
_____
billion and $
_______
billion. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund will invest in some mid cap stocks. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of “active” investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P 500. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets. PGI may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk • Mid Cap Stock Risk

• Equity Securities Risk • Securities Lending Risk

• Market Segment (Large Cap) Risk

NOTE:	“Standard & Poor’s 500” and “S&P 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s and
Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

[FundNameFooter]	LARGECAP US EQUITY FUNDS	29
www.principal.com

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) R-2 Class R-3 Class R-4 Class R-5 Class S&P 500 Index(3)(4) Morningstar Large Blend Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Advisors R-5 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the R-3 Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007		Class	Class	Class	Class	Class
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
12b-1 Fees		0.35	0.30	0.25	0.10	N/A
Other Expenses*		0.54	0.46	0.33	0.29	0.27

30	LARGECAP US EQUITY FUNDS				[FundNameFooter]
					[FundPhoneNumber]

	Total Annual Fund Operating Expenses(1)	1.04%	0.91%	0.73%	0.54%	0.42%
*Other Expenses Includes:
Service Fee		0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee		0.28	0.20	0.15	0.13	0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

[FundNameFooter]	LARGECAP US EQUITY FUNDS	31
www.principal.com

LARGECAP VALUE FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Main Strategies and Risks

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of December 31, 2008 ranged between approximately $
_______
billion and $
_________
billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:

  determination that a stock is selling below its fair market value;
  early recognition of changes in a company’s underlying fundamentals;
  evaluation of the sustainability of fundamental changes; and
  monitoring a stock’s behavior in the market to assess the timeliness of the investment.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Management Risk	• Market Segment (Large Cap) Risk
• Mid Cap Stock Risk	• Securities Lending Risk	• Underlying Fund Risk
• Value Stock Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

32	LARGECAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Russell 1000 Value Index(3)(4)

Morningstar Large Value Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the R-3 shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	0.44%	0.44%	0.44%	0.44%	0.44%
12b-1 Fees	0.35	0.30	0.25	0.10%	N/A
Other Expenses*	0.53	0.45	0.32	0.28	0.26
Total Annual Fund Operating Expenses	1.32%	1.19%	1.01%	0.82%	0.70%
*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%

[FundNameFooter]		LARGECAP US EQUITY FUNDS				33
www.principal.com

Administrative Service Fee

0.28 0.20

0.15 0.13 0.11

34	LARGECAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

[FundNameFooter]	LARGECAP US EQUITY FUNDS	35
www.principal.com

LARGECAP VALUE FUND I

Sub-Advisor(s): Objective: Investor Profile:

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2008 this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities, UBS Global AM focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the assessment of UBS Global AM of what a security is worth. UBS Global AM seeks to select securities with fundamental values that it estimates to be greater than its market value at any given time. For each stock under analysis, UBS Global AM bases its estimates of fundamental value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. UBS Global AM then compares its assessment of a security’s value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. UBS Global AM derives investment value and organizes collective investment insights with an emphasis on primary research and company visits.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Equity Securities Risk	•	Exchange Rate Risk
•	Management Risk	•	Market Segment (Large Cap) Risk
•	Securities Lending Risk	•	Underlying Fund Risk

UBS Global AM has been the Fund’s Sub-Advisor since June 1, 2004.

  Foreign Securities Risk
  Mid Cap Stock Risk
  Value Stock Risk
36	LARGECAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Russell 1000 Value Index(3)(4)

Morningstar Large Value Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	0.79%	0.79%	0.79%	0.79%	0.79%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses(1)	1.68%	1.55%	1.37%	1.18%	1.06%
*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%

[FundNameFooter]		LARGECAP US EQUITY FUNDS			37
www.principal.com

Administrative Service Fee

0.28 0.20

0.15

0.13 0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

38	LARGECAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

[FundNameFooter]	LARGECAP US EQUITY FUNDS	39
www.principal.com

LARGECAP VALUE FUND II

Sub-Advisor(s): Objective: Investor Profile:

American Century Investment Management, Inc. (“American Century”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

On December 8, 2008, the Board of Directors of Principal Funds, Inc. approved the LargeCap Value Fund I's acquisition of the assets of LargeCap Value Fund II. This proposal does not necessitate a shareholder vote; however, additional information regarding the proposal will be provided to shareholders of the LargeCap Value Fund II.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with market capitalizations similar to companies in the Russell 1000® Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund will invest in some mid cap stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, American Century, uses a value investment strategy that looks for companies that are temporarily out of favor in the market. American Century attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and their price has increased to, or is higher than, a level American Century believes more accurately reflects the fair value of the company. American Century may sell stocks from the Fund’s portfolio if it believes a stock no longer meets its valuation criteria. American Century does not attempt to time the market.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, American Century looks for companies with earnings or cash flows and/or assets that may not be reflected accurately in the companies’ stock prices. American Century also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase. Futures contracts, a type of derivative security, can help the Fund’s cash assets remain liquid while performing more like stocks. American Century has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments.

When American Century believes it is prudent, the Fund may invest a portion of its assets in debt securities of companies, debt obligations of governments and their agencies, options, and other similar securities.

In the event of exceptional market or economic conditions, the Fund may as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or short-term debt securities. To the extent the Fund assumes a defensive position, it will not be pursuing its objective of capital growth.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Derivatives Risk	• Equity Securities Risk	• Exchange Rate Risk
•	Foreign Securities Risk	• Management Risk	• Market Segment (Large Cap) Risk
•	Mid Cap Stock Risk	• Securities Lending Risk	• U.S. Government Securities Risk
•	U.S. Government Sponsored	• Value Stock Risk
Securities Risk

40	LARGECAP US EQUITY FUNDS		[FundNameFooter]
[FundPhoneNumber]

American Century has been the Fund’s Sub-Advisor since December 29, 2004.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)

For the period ended December 31, 2008	Past 1 Year	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(1)

(after taxes on distributions and sale of shares)(1)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Russell 1000 Value Index(2)(3)

Morningstar Large Value Category Average(3)

(1)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2)	Index performance does not reflect deductions for fees, expenses or taxes.

(3)	Lifetime results are measured from the date these share classes were first sold (December 29, 2004).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses(1)	1.74%	1.61%	1.43%	1.24%	1.12%
*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%

[FundNameFooter]		LARGECAP US EQUITY FUNDS				41
www.principal.com

Administrative Service Fee

0.28 0.20

0.15 0.13

0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

42	LARGECAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

LARGECAP VALUE FUND III

Sub-Advisor(s):	AllianceBernstein L.P. ("AllianceBernstein") and Westwood Management Corp. ("Westwood")

Objective: Investor Profile:

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Main Strategies and Risks

Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2008, this range was between approximately $____ billion and $
_______
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund will invest in some mid cap stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.

AllianceBernstein invests primarily in undervalued equity securities of companies that it believes offer above-average potential for growth in future earnings. AllianceBernstein employs an investment strategy generally described as "value" investing. The firm seeks securities that exhibit low financial ratios, can be acquired for less than what AllianceBernstein believes is the issuer's intrinsic value, or whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value-oriented investing entails adhering to a strong "sell discipline" that generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value-oriented investments may include securities of companies in cyclical industries during periods when such securities appear to AllianceBernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that AllianceBernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For AllianceBernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

The equity securities in which Westwood invests will be primarily common stocks, but may also include shares of large-cap stocks of exchange-traded funds ("ETFs"), real estate investment trusts ("REITs"), royalty trusts, and master limited partnerships ("MLPs"). Westwood will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies.

Westwood invests in approximately 40-60 securities with attractive valuations. In selecting investments for the Fund, Westwood utilizes a value style of investing in choosing common stocks that it believes are currently undervalued in the market and possess limited downside risk. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt/equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target or a change to a company's fundamentals that negatively impacts the original investment thesis. Westwood will not necessarily sell a security that has depreciated below the Fund's target capitalization range.

Among the Principal risks (defined in Appendix A) of investing in the Fund are:

• Equity Securities Risk	• Exchange Rate Risk	•	Exchange-Traded Funds Risk
• Foreign Securities Risk	• Management Risk	•	Market Segment (Large Cap) Risk
• Master Limited Partnerships Risk	• Mid Cap Stock Risk	•	Real Estate Securities Risk

[FundNameFooter]		LARGECAP US EQUITY FUNDS		43
www.principal.com

• Royalty Trust Risk	• Securities Lending Risk	• Underlying Fund Risk
• Value Stock Risk

AllianceBernstein has been the Fund's Sub-Advisor since December 6, 2000. Westwood has been a sub-advisor to the Fund since July 15, 2008.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Russell 1000 Value Index(3)(4)

Morningstar Large Value Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

44	LARGECAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	0.76%	0.76%	0.76%	0.76%	0.76%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.53	0.45	0.32	0.28	0.26
Total Annual Fund Operating Expenses	1.64%	1.51%	1.33%	1.14%	1.02%
*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

[FundNameFooter]	LARGECAP US EQUITY FUNDS	45
www.principal.com

SMALL/MIDCAP US EQUITY FUNDS

MIDCAP BLEND FUND Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”) The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap® Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that superior stock selection is the key to consistent out-performance. PGI seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research.

PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Equity Securities Risk
  Growth Stock Risk
  Market Segment (Mid Cap) Risk
  Value Stock Risk
  Exchange Rate Risk
  Initial Public Offerings Risk
  Mid Cap Stock Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

  Foreign Securities Risk
  Management Risk
  Securities Lending Risk
46	SMALL/MIDCAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) R-2 Class R-3 Class R-4 Class R-5 Class Russell Midcap Index(3)(4) Morningstar Mid-Cap Blend Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the R-3 Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	0.64%	0.64%	0.64%	0.64%	0.64%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses(1)	1.53%	1.40%	1.22%	1.03%	0.91%
*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%

[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS					47
www.principal.com

Administrative Service Fee

0.28 0.20

0.15 0.13

0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

48	SMALL/MIDCAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

MIDCAP GROWTH FUND

Sub-Advisor(s): Objective: Investor Profile:

Columbus Circle Investors (“CCI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above-average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals seeks to select companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Active Trading Risk	•	Equity Securities Risk
•	Foreign Securities Risk	•	Growth Stock Risk
•	Management Risk	•	Market Segment (Mid Cap) Risk
•	Securities Lending Risk

CCI became the Fund’s Sub-Advisor on January 5, 2005.

  Exchange Rate Risk
  Initial Public Offerings Risk
  Mid Cap Stock Risk
[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS	49
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns(%)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Russell Midcap Growth Index(3)(4) Morningstar Mid-Cap Growth Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the R-3 Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.59	0.51	0.38	0.34	0.32
Total Annual Fund Operating Expenses(1)	1.59%	1.46%	1.28%	1.09%	0.97%
*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

50	SMALL/MIDCAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS	51
www.principal.com

MIDCAP GROWTH FUND II

Sub-Advisor(s):	Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) and MacKay Shields LLC (“MacKay Shields”)

Objective: Investor Profile:

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

In April 2009, MacKay Shields LLC will no longer be a Sub-Advisor to this Fund. Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) will continue to use the strategies attributed to it in the prospectus.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the MidCap Growth Fund III's acquisition of the assets of MidCap Growth Fund II. At the time of the acquisition, Jacobs Levy will become an additional sub-advisor to MidCap Growth Fund III. The proposed acquisition will be submitted for shareholder approval at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for April 2009. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders in March 2009.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index) (as of December 31, 2008, this range was between approximately $____ billion and $____ billion at the time of purchase). Market capitalization is defined as total current market value of a company’s outstanding common stock. Companies may range from the well-established and well-known to the new and unseasoned.

Jacobs Levy selects stocks using a growth oriented investment approach based on proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as “disentangling.” The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.

Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

MacKay Shields invests in growth stocks by utilizing a bottom-up approach that combines time-tested fundamental multi-factor screens with hands-on fundamental research. MacKay Shields looks to capitalize on evolving growth trends while adhering to risk controls. As a result of its process, MacKay Shields seeks to invest primarily in companies with a history of increasing earnings and sales at a rate that is generally higher than that of average companies. MacKay Shields process leads to a diversified portfolio. The Fund may engage in the lending of portfolio securities and may invest in securities of foreign issuers. The Fund may also use various techniques, such as buying and selling exchange traded funds, to increase or decrease exposure to changing security prices or other factors that affect security value.

MacKay Shields maintains a flexible approach toward investing in various types of companies as well as multiple types of securities, including common stocks, preferred stocks, warrants and other equity securities, depending upon the economic environment and the relative attractiveness of the various securities markets. MacKay Shields may invest in any securities that, in its judgment, are ready for a rise in price, or are expected to undergo an acceleration in growth of earnings. The latter could occur because of special factors, such as new management, new products, changes in consumer demand, and changes in the economy.

MacKay Shields may sell a stock if the stock’s earnings growth rate decelerates, if its valuation is deemed too high in relation to its growth rate or to its peer group or if, in general, MacKay Shields does not believe that the security will help the Fund meet its investment objective.

52	SMALL/MIDCAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Equity Securities Risk	• Exchange Rate Risk
• Exchange-Traded Funds Risk	• Foreign Securities Risk	• Growth Stock Risk
• Management Risk	• Market Segment (Mid Cap) Risk	• Mid Cap Stock Risk
• Securities Lending Risk

Jacobs Levy has been the Fund’s Sub-Advisor since January 2, 2008. MacKay Shields has been the Fund’s Sub-Advisor since January 2, 2008.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)

For the period ended December 31, 2008	Past 1 Year	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(1)

(after taxes on distributions and sale of shares)(1)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Russell Midcap Growth Index(2)(3)

Morningstar Mid-Cap Growth Category Average(3)

(1)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2)	Index performance does not reflect deductions for fees, expenses or taxes.

(3)	Lifetime results are measured from the date these share classes were first sold (December 29, 2004).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS	53
www.principal.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses(1)	1.89%	1.76%	1.58%	1.39%	1.27%
* Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

54	SMALL/MIDCAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

MIDCAP GROWTH FUND III

Sub-Advisor(s):	Mellon Capital Management Corporation (“Mellon Capital”) and Turner Investment Partners, Inc. (“Turner”)

Objective: Investor Profile:

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the MidCap Growth Fund III's acquisition of the assets of MidCap Growth Fund II. At the time of the acquisition, Jacobs Levy will become an additional sub-advisor to MidCap Growth Fund III. The proposed acquisition will be submitted for shareholder approval at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for April 2009. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders in March 2009.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2008 this range was between approximately $
_____
billion and $
_____
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Turner invests the assets allocated to it in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index.

Turner selects stocks that it believes have strong earnings growth potential. Turner invests assets allocated to it in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions, Turner's portion of the Fund is fully invested.

In the view of Mellon Capital, many medium-sized companies:

  are in fast growing industries,
  offer superior earnings growth potential, and
  are characterized by strong balance sheets and high returns on equity.

Mellon Capital may also hold assets allocated to it in investments in large and small capitalization companies, including emerging and cyclical growth companies.

Mellon Capital uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. Mellon Capital holds securities generally characterized by strong earnings momentum measures and higher expected earnings per share growth.

[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS	55
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Mellon Capital's valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell," or "hold." The decision to buy, sell or hold is made by Mellon Capital based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Capital manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Exchange Rate Risk
  Initial Public Offerings Risk
  Mid Cap Stock Risk
  Emerging Market Risk
  Foreign Securities Risk
  Management Risk
  Securities Lending Risk
  Equity Securities Risk
  Growth Stock Risk
  Market Segment (Mid Cap) Risk
  Underlying Fund Risk

Turner has been the Fund’s Sub-Advisor since December 6, 2000. Mellon Capital has been a Sub-Advisor to this Fund since November 21, 2008.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Russell Midcap Growth Index(3)(4)

Morningstar Mid-Cap Growth Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares. The Institutional Class shares were first sold on December 6, 2000.

56	SMALL/MIDCAP US EQUITY FUNDS	[FundNameFooter]
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(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the R-3 Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	0.99%	0.99%	0.99%	0.99%	0.99%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses(1)	1.88%	1.75%	1.57%	1.38%	1.26%
*Other Expenses Include:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

(1)	Expense information has been restated to reflect current fees. Effective October 31, 2007, the Fund’s manager fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS	57
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MIDCAP S&P 400 INDEX FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor’s (“S&P”) MidCap 400 Index. The Sub-Advisor, PGI, attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2008, the market capitalization range of the Index was between approximately $
________
billion and $
________
billion. Market capitalization is defined as total current market value of a company's outstanding common stock. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of “active” investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P MidCap 400. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk • Mid Cap Stock Risk

• Equity Securities Risk • Securities Lending Risk

• Market Segment (Mid Cap) Risk

NOTE:	”Standard & Poor’s MidCap 400” and “S&P MidCap 400” are trademarks of The McGraw-Hill Companies, Inc.
and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

58	SMALL/MIDCAP US EQUITY FUNDS	[FundNameFooter]
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PGI has been the Fund’s Sub-Advisor since December 6, 2000.

[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS	59
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The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) R-2 Class R-3 Class R-4 Class R-5 Class S&P MidCap 400 Index(3)(4) Morningstar Mid-Cap Blend Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the R-3 Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007		Class	Class	Class	Class	Class
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
12b-1 Fees		0.35	0.30	0.25	0.10	N/A
Other Expenses*		0.55	0.47	0.34	0.30	0.28
	Total Annual Fund Operating Expenses(1)	1.05%	0.92%	0.74%	0.55%	0.43%
	*Other Expenses Includes:
	Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%

60	SMALL/MIDCAP US EQUITY FUNDS				[FundNameFooter]
					[FundPhoneNumber]

Administrative Service Fee

0.28 0.20

0.15 0.13 0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS	61
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MIDCAP VALUE FUND I Sub-Advisor(s):	Goldman Sachs Asset Management, L.P. (“GSAM”) and Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”)
Objective: Investor Profile:	The Fund seeks long-term growth of capital. The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

Main Strategies and Risks

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of December 31, 2008, the range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

GSAM selects stocks using a value oriented investment approach. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company’s long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM’s view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company’s financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

LA Capital employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm’s proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security’s exposure and the Model’s expected return for each factor.

The portion of the Fund’s assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell MidCap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm’s Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Emerging Markets Risk
  Foreign Securities Risk
  Mid Cap Stock Risk
  Underlying Fund Risk
  Equity Securities Risk
  Management Risk
  Real Estate Securities Risk
  Value Stock Risk
  Exchange Rate Risk
  Market Segment (Mid Cap) Risk
  Securities Lending Risk

GSAM has been the Fund’s Sub-Advisor since December 29, 2003. LA Capital was added as an additional Sub-Advisor on October 3, 2005.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

62	SMALL/MIDCAP US EQUITY FUNDS	[FundNameFooter]
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Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

The share class shown in the bar chart above has been changed to R-2 Class shares to facilitate comparison of funds in this prospectus.

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008

Past 1 Year

Life of Fund

R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Russell Midcap Value Index(3)(4)

Morningstar Mid-Cap Value Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which these classes began operations, their returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for the periods prior to the date these classes began operations) that is no higher than the historical performance of the Institutional Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS	63
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Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	0.99%	0.99%	0.99%	0.99%	0.99%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses(1)	1.88%	1.75%	1.57%	1.38%	1.26%
* Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

(1)	Expense Information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

64	SMALL/MIDCAP US EQUITY FUNDS	[FundNameFooter]
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MIDCAP VALUE FUND II Sub-Advisor(s): Objective: Investor Profile:

Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the MidCap Value Fund I's acquisition of the assets of MidCap Value Fund II. This proposal does not necessitate a shareholder vote; however, additional information regarding the proposal will be provided to shareholders of the MidCap Value Fund II.

Main Strategies and Risks

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap® Value Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. Companies may range from the well-established and well-known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

Jacobs Levy selects stocks by using a value oriented investment approach and using proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as “disentangling.” The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.

Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Exchange Traded Funds Risk
  Market Segment (Mid Cap) Risk
  Securities Lending Risk
  Equity Securities Risk
  Foreign Securities Risk
  Mid Cap Stock Risk
  Value Stock Risk
  Exchange Rate Risk
  Management Risk
  Real Estate Securities Risk

Jacobs Levy has been a sub-advisor to the Fund since June 30, 2006.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS	65
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Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Russell Midcap Value Index(3)(4)

Morningstar Mid-Cap Value Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

66	SMALL/MIDCAP US EQUITY FUNDS	[FundNameFooter]
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Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	0.99%	0.99%	0.99%	0.99%	0.99%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses(1)	1.88%	1.75%	1.57%	1.38%	1.26%
*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS	67
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MIDCAP VALUE FUND III

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”) and Barrow, Hanley, Mewhinney & Strauss, Inc. (“BHMS”)

Objective: Investor Profile:

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

The portion of Fund assets managed by PGI is invested in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund’s investments are selected primarily on the basis of fundamental security analysis, focusing on the company’s financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

The BHMS investment strategy of emphasizing low P/E ratios, low price/book ratios and high dividend yields should provide a measure of protection in down markets, helping to preserve assets. In periods of economic recovery and rising equity markets, profitability and earnings growth should be rewarded by the expansion of price/earnings ratios and the generation of excess returns. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS does not attempt to time the market for short-term gains.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Equity Securities Risk
  Initial Public Offerings Risk
  Mid Cap Stock Risk
  Value Stock Risk
  Exchange Rate Risk
  Management Risk
  Real Estate Securities Risk
  Foreign Securities Risk
  Market Segment (Mid Cap) Risk
  Securities Lending Risk
68	SMALL/MIDCAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

PGI has been the Fund’s Sub-advisor since December 6, 2000. BHMS was added as an additional Sub-Advisor on July 12, 2005.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Russell Midcap Value Index(3)(4)

Morningstar Mid-Cap Value Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the R-3 Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS	69
www.principal.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.55	0.47	0.34	0.30	0.28
Total Annual Fund Operating Expenses(1)	1.55%	1.42%	1.24%	1.05%	0.93%
*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

70	SMALL/MIDCAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

SMALLCAP BLEND FUND (Closed to new investors as of September 1, 2007)

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

PGI may purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Equity Securities Risk
  Growth Stock Risk
  Market Segment (Small Cap) Risk
  Value Stock Risk
  Exchange Rate Risk
  Initial Public Offerings Risk
  Securities Lending Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

  Foreign Securities Risk
  Management Risk
  Small Company Risk
[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS	71
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) R-2 Class R-3 Class R-4 Class R-5 Class Russell 2000 Index(3)(4) Morningstar Small Blend Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the R-3 Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007		Class	Class	Class	Class	Class
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
12b-1 Fees		0.35	0.30	0.25	0.10	N/A
Other Expenses*		0.54	0.46	0.33	0.29	0.27
	Total Annual Fund Operating Expenses(1)	1.64%	1.51%	1.33%	1.14%	1.02%
	*Other Expenses Includes:
	Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%

72	SMALL/MIDCAP US EQUITY FUNDS				[FundNameFooter]
					[FundPhoneNumber]

Administrative Service Fee

0.28 0.20

0.15 0.13

0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS	73
www.principal.com

SMALLCAP GROWTH FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of December 31, 2008, the range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

The Fund may invest in foreign securities, including securities of companies that are located or do business in emerging markets, and in initial public offerings.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Emerging Market Risk	•	Equity Securities Risk
•	Foreign Securities Risk	•	Growth Stock Risk
•	Management Risk	•	Market Segment (Small Cap) Risk
•	Small Company Risk	•	Underlying Fund Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

  Exchange Rate Risk
  Initial Public Offerings Risk
  Securities Lending Risk
74	SMALL/MIDCAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Russell 2000 Growth Index(3)(4)

Morningstar Small Growth Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the R-3 Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses	1.64%	1.51%	1.33%	1.14%	1.02%
*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%

[FundNameFooter]		SMALL/MIDCAP US EQUITY FUNDS				75
www.principal.com

Administrative Service Fee

0.28 0.20

0.15

0.13 0.11

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

76	SMALL/MIDCAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

SMALLCAP GROWTH FUND I

Sub-Advisor(s): Objective: Investor Profile:

AllianceBernstein L.P. ("AllianceBernstein")

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the SmallCap Growth Fund I’s acquisition of the assets of SmallCap Growth Fund III. At the time of the acquisition, CCI will become an additional sub-advisor to SmallCap Growth Fund I. The proposed acquisition will be submitted for shareholder approval at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for April 2009. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders in March 2009.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2008, the range was between approximately $____ billion and $____ billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

AllianceBernstein employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies whose prospective earnings growth has been underestimated by the marketplace or whose earnings prospects are not fully reflected in current market valuations. In doing so, AllianceBernstein analyzes such factors as:

  Earnings growth potential relative to competitors
  Market share and competitive leadership of the company's products
  Quality of management
  Financial condition (such as debt to equity ratio)
  Valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

AllianceBernstein follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Foreign Securities Risk
  Management Risk
  Small Company Risk
  Equity Securities Risk
  Growth Stock Risk
  Market Segment (Small Cap) Risk
  Underlying Fund Risk
  Exchange Rate Risk
  Initial Public Offerings Risk
  Securities Lending Risk

Alliance became Sub-Advisor to the Fund on March 29, 2003.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS	77
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Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Russell 2000 Growth Index(3)(4)

Morningstar Small Growth Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	1.10%	1.10%	1.10%	1.10%	1.10%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.55	0.47	0.34	0.30	0.28
Total Annual Fund Operating Expenses(1)	2.00%	1.87%	1.69%	1.50%	1.38%
*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

78	SMALL/MIDCAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS	79
www.principal.com

SMALLCAP GROWTH FUND II

Sub-Advisor(s):	UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), Emerald Advisers, Inc. (“Emerald”), and Essex Investment Management Company, LLC (“Essex”)

Objective: Investor Profile:

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum, and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.

UBS Global AM may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.

Essex selects stocks of companies that are exhibiting improving business fundamentals and that Essex believes are undervalued relative to each company’s future growth potential. Ordinarily, the Fund will invest in companies from all sectors of the market based on Essex’s fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Essex uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential. Ordinarily, the Fund will sell a stock if the business fundamentals demonstrate a significant deterioration, or if the valuation is no longer attractive relative to Essex’s long-term growth expectations.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Derivatives Risk	• Equity Securities Risk	• Exchange Rate Risk
•	Foreign Securities Risk	• Growth Stock Risk	• Initial Public Offerings Risk

80	SMALL/MIDCAP US EQUITY FUNDS		[FundNameFooter]
[FundPhoneNumber]

• Management Risk	• Market Segment (Small Cap) Risk •	Securities Lending Risk
• Small Company Risk
UBS Global AM became the Fund’s Sub-Advisor on April 22, 2002. Emerald was added as an additional Sub-Advisor on September 1, 2004. Essex was added as an additional Sub-Advisor on June 30, 2006.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Russell 2000 Growth Index(3)(4)

Morningstar Small Growth Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS	81
www.principal.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	0.99%	0.99%	0.99%	0.99%	0.99%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses(1)	1.88%	1.75%	1.57%	1.38%	1.26%
*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

82	SMALL/MIDCAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

SMALLCAP GROWTH FUND III

Sub-Advisor(s): Objective: Investor Profile:

Columbus Circle Investors (“CCI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the SmallCap Growth Fund I's acquisition of the assets of SmallCap Growth Fund III. At the time of the acquisition, CCI will become an additional sub-advisor to SmallCap Growth Fund I. The proposed acquisition will be submitted for shareholder approval at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for April 2009. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders in March 2009.

Main Strategies and Risks

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations similar to the companies in the Russell 2500 Growth Index (as of December 31, 2008, the range was between approximately $
________
billion and $
________
billion)), at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Foreign Securities Risk
  Management Risk
  Securities Lending Risk
  Underlying Fund Risk
  Equity Securities Risk
  Growth Stock Risk
  Market Segment (Small Cap and Mid Cap) Risk
  Exchange Rate Risk
  Initial Public Offerings Risk
  Mid Cap Stock Risk
  Small Company Risk

CCI has sub-advised this Fund since December 15, 2006.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS	83
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Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Russell 2500 Growth Index(3)(4)

Morningstar Small Growth Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

84	SMALL/MIDCAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	1.10%	1.10%	1.10%	1.10%	1.10%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses(1)	1.99%	1.86%	1.68%	1.49%	1.37%
*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS	85
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SMALLCAP S&P 600 INDEX FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor’s (“S&P”) SmallCap 600 Index. The Sub-Advisor, PGI, attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2008, the market capitalization range of the Index was between approximately $
________
billion and $
________
billion. Market capitalization is defined as total current market value of a company's outstanding common stock. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of “active” investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P SmallCap 600. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk • Securities Lending Risk

• Equity Securities Risk • Small Company Risk

• Market Segment (Small Cap) Risk • Underlying Fund Risk

NOTE:	”Standard & Poor’s SmallCap 600” and “S&P SmallCap 600” are trademarks of The McGraw-Hill Companies,
Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

86	SMALL/MIDCAP US EQUITY FUNDS	[FundNameFooter]
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PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2) (after taxes on distributions and sale of shares)(2) R-2 Class R-3 Class R-4 Class R-5 Class S&P SmallCap 600 Index(3)(4) Morningstar Small Blend Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the R-3 Class shares was first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses(1)	1.04%	0.91%	0.73%	0.54%	0.42%

[FundNameFooter]		SMALL/MIDCAP US EQUITY FUNDS				87
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*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

88	SMALL/MIDCAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

SMALLCAP VALUE FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

The Fund may invest in initial public offerings.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Foreign Securities Risk
  Market Segment (Small Cap) Risk
  Small Company Risk
  Equity Securities Risk
  Initial Public Offerings Risk
  Real Estate Securities Risk
  Underlying Fund Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

  Exchange Rate Risk
  Management Risk
  Securities Lending Risk
  Value Stock Risk
[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS	89
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The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Russell 2000 Value Index(3)(4)

Morningstar Small Value Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the R-3 Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007		Class	Class	Class	Class	Class
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
12b-1 Fees		0.35	0.30	0.25	0.10	N/A
Other Expenses*		0.53	0.45	0.32	0.28	0.26
	Total Annual Fund Operating Expenses	1.63%	1.50%	1.32%	1.13%	1.01%
	*Other Expenses Includes:
	Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%

90	SMALL/MIDCAP US EQUITY FUNDS				[FundNameFooter]
					[FundPhoneNumber]

Administrative Service Fee

0.28 0.20

0.15 0.13 0.11

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS	91
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SMALLCAP VALUE FUND I

Sub-Advisor(s):	Mellon Capital Management Corporation (“Mellon Capital”) and J.P. Morgan Investment Management, Inc. (“J.P. Morgan”)

Objective: Investor Profile:

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

Main Strategies and Risks

The Fund invests primarily in a diversified group of equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Value Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. Up to 25% of the Fund’s assets may be invested in foreign securities. The Fund may also purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition.

J.P. Morgan uses a combination of quantitative and fundamental research, and then implements a disciplined portfolio construction process to build a portfolio. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000® Value Index. J.P. Morgan continuously screens the small company universe to identify those companies that exhibit favorable valuation and momentum factor rankings. J.P. Morgan ranks these companies within economic sectors according to their relative attractiveness. J.P. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.

Under normal market conditions, the portion of the Fund sub-advised by J.P. Morgan will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale.

The portion of the Fund managed by J.P. Morgan seeks to provide full exposure to the equity market by investing in derivative securities such as index futures that reduce the impact of cash positions on performance relative to the benchmark.

In selecting investments for the Fund, Mellon Capital uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. Undervalued stocks are those selling at a low price relative to their profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.

Rather than using broad economic or market trends, Mellon Capital selects stocks on a company-by-company basis. To ensure ample diversification, the portion of the Fund’s assets managed by Mellon Capital are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives performance.

Since the Fund has a long-term investment perspective, Mellon Capital does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading.

92	SMALL/MIDCAP US EQUITY FUNDS	[FundNameFooter]
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Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Derivatives Risk
  Foreign Securities Risk
  Market Segment (Small Cap) Risk
  Small Company Risk
  Equity Securities Risk
  Initial Public Offerings Risk
  Real Estate Securities Risk
  Underlying Fund Risk
  Exchange Rate Risk
  Management Risk
  Securities Lending Risk
  Value Stock Risk

J.P. Morgan has been the Fund’s Sub-Advisor since December 30, 2002. Mellon Capital was added as an additional Sub- Advisor on August 8, 2005.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class
Russell 2000 Value Index(3)(4)
Morningstar Small Value Category Average(4)
(1) The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 30, 2002. For			periods prior to the

date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS	93
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Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses(1)	1.89%	1.76%	1.58%	1.39%	1.27%
* Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

94	SMALL/MIDCAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

SMALLCAP VALUE FUND II

Sub-Advisor(s):	Dimensional Fund Advisors (“Dimensional”) and Vaughan Nelson Investment Management, LP (“Vaughan Nelson”)

Objective: Investor Profile:

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the SmallCap Value Fund II’s acquisition of the assets of SmallCap Value Fund III. At the time of the acquisition, Los Angeles Capital Management and Equity Research, Inc. will become an additional sub-advisor to SmallCap Value Fund II. This proposal does not necessitate a shareholder vote; however, additional information regarding the proposal will be provided to shareholders of the SmallCap Value Fund III.

Main Strategies and Risks

As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small market capitalization companies. Up to 25% of the Fund’s assets may be invested in foreign securities.

Dimensional invests Fund assets primarily in a diversified group of equity securities of small U.S. companies which Dimensional believes to be value stocks at the time of purchase. Dimensional considers small companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Under Dimensional’s market capitalization guidelines described above, as of December 31, 2008, the market capitalization of a small cap company was defined by the [10% market capitalization guideline] [1,000th largest U.S. company guideline], which was $
________
billion or below. This dollar amount will change due to market conditions. Market capitalization is defined as total current market value of a company's outstanding common stock.

Dimensional considers a security to be a value stock primarily because the company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, Dimensional may consider additional factors such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria Dimensional uses for assessing value are subject to change from time-to-time.

Dimensional uses a market capitalization weighted approach in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by Dimensional for a variety of factors. Dimensional may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may deviate from market capitalization weighting to limit or fix the exposure of the Fund to a particular issuer to a maximum proportion of the assets of the Fund. Dimensional may exclude the stock of a company that meets applicable market capitalization criterion if adjustments will result in a deviation from traditional market capitalization weighting.

Vaughan Nelson considers U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion)) at the time of purchase. Under normal market conditions, the portion of the Fund sub-advised by Vaughan Nelson invests at least 80% of its assets in equity securities of such companies.

Vaughan Nelson invests in small capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:

  companies earning a positive economic margin with stable-to-improving returns;
  companies valued at a discount to their asset value; and
  companies with an attractive dividend yield and minimal basis risk.

In selecting investments, Vaughan Nelson generally employs the following strategy:

[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS	95
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  value driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
  Vaughan Nelson starts with an investment universe of 5,000 securities, then, using value-driven screens, creates a research universe of companies with market capitalizations of at least $100 million;
  uses fundamental analysis to construct a portfolio of securities that Vaughan Nelson believes has an attractive return potential.

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson’s price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Equity Securities Risk
  Management Risk
  Securities Lending Risk
  Value Stock Risk
  Exchange Rate Risk
  Market Segment (Small Cap and Mid Cap) Risk
  Foreign Securities Risk
  Mid Cap Stock Risk
  Small Company Risk

Dimensional has been the Fund’s Sub-Advisor since June 1, 2004. Vaughan Nelson was added as an additional Sub-Advisor as of October 3, 2005.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

96	SMALL/MIDCAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

Russell 2000 Value Index(3)(4) Morningstar Small Value Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses(1)	1.89%	1.76%	1.58%	1.39%	1.27%
* Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS	97
www.principal.com

SMALLCAP VALUE FUND III

Sub-Advisor(s): Objective: Investor Profile:

Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

On December 19, 2008, the Board of Directors of Principal Funds, Inc. approved the SmallCap Value Fund II's acquisition of the assets of SmallCap Value Fund III. At the time of the acquisition, Los Angeles Capital Management and Equity Research, Inc. will become an additional sub-advisor to SmallCap Value Fund II. This proposal does not necessitate a shareholder vote; however, additional information regarding the proposal will be provided to shareholders of the SmallCap Value Fund III.

Main Strategies and Risks

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2008, this range was between approximately $
________
billion and $
________
billion) or up to $2 billion, whichever is greater,) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

LA Capital employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm’s proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security’s exposure, and the Model’s expected return for each factor.

The portion of the Fund’s assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm’s Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Equity Securities Risk
  Initial Public Offerings Risk
  Mid Cap Stock Risk
  Value Stock Risk
  Exchange Rate Risk
  Management Risk
  Securities Lending Risk
  Foreign Securities Risk
  Market Segment (Small Cap) Risk
  Small Company Risk

Ark Asset has been Sub-Advisor to the Fund since its inception on March 1, 2001. LA Capital was added as an additional Sub-Advisor on September 1, 2004.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

98	SMALL/MIDCAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Russell 2000 Value Index(3)(4)

Morningstar Small Value Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the Institutional shares were first sold (March 1, 2001).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

[FundNameFooter]	SMALL/MIDCAP US EQUITY FUNDS	99
www.principal.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.55	0.47	0.34	0.30	0.28
Total Annual Fund Operating Expenses(1)	1.90%	1.77%	1.59%	1.40%	1.28%
*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

100	SMALL/MIDCAP US EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

INTERNATIONAL EQUITY FUNDS DIVERSIFIED INTERNATIONAL FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in foreign securities, which are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Primary consideration is given to securities of corporations of Western Europe, Canada, Australia, New Zealand, and the Pacific Islands. Changes in investments are made as prospects change for particular countries, industries or companies. The Fund may invest in smaller capitalization companies.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its net assets (plus any borrowings for investment purposes) invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

In choosing investments for the Fund, PGI pays particular attention to the long-term earnings prospects of the various companies under consideration. PGI then weighs those prospects relative to the price of the security.

The Fund may actively trade securities in an attempt to achieve its investment objective. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	•	Emerging Market Risk
• Equity Securities Risk	• Exchange Rate Risk	•	Foreign Securities Risk
• Management Risk	• Mid Cap Stock Risk	•	Securities Lending Risk
• Small Company Risk	• Underlying Fund Risk

[FundNameFooter]		INTERNATIONAL EQUITY FUNDS		101
www.principal.com

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

MSCI ACWI Ex-US Index(3)(4)

Morningstar Foreign Large Blend Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the R-3 Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

102	INTERNATIONAL EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	0.87%	0.87%	0.87%	0.87%	0.87%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.57	0.49	0.36	0.32	0.30
Total Annual Fund Operating Expenses	1.79%	1.66%	1.48%	1.29%	1.17%
*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

[FundNameFooter]	INTERNATIONAL EQUITY FUNDS	103
www.principal.com

INTERNATIONAL EMERGING MARKETS FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks

The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. Under normal conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) are invested in emerging market country equity securities. For this Fund, the term “emerging market country” means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. PGI focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark. The Fund may invest assets in smaller or mid capitalization companies.

The Fund invests in foreign securities, which are:

  companies with their principal place of business or principal office in emerging market countries or companies for which their principal securities trading market is an emerging market country.

The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may actively trade securities in an attempt to achieve its investment objective.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Emerging Market Risk
• Equity Securities Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Management Risk	• Mid Cap Stock Risk	• Securities Lending Risk
• Small Company Risk	• Underlying Fund Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

104	INTERNATIONAL EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

MSCI Emerging Markets Free Index-NDTR(3)(4)

Morningstar Diversified Emerging Markets Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the R-3 Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	1.19%	1.19%	1.19%	1.19%	1.19%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.63	0.55	0.42	0.38	0.36
Total Annual Fund Operating Expenses(1)	2.17%	2.04%	1.86%	1.67%	1.55%
*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%

[FundNameFooter]		INTERNATIONAL EQUITY FUNDS				105
www.principal.com

Administrative Service Fee 0.28 0.20 0.15 0.13 0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

106	INTERNATIONAL EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

INTERNATIONAL FUND I Sub-Advisor(s): Objective: Investor Profile:

Pyramis Global Advisors, LLC (“Pyramis”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks

The Sub-Advisor, Pyramis, normally invests the Fund’s assets primarily in foreign securities, which are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Pyramis normally invests the Fund’s assets primarily in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the MSCI EAFE (Europe, Australia, Far East) Index - ND (as of December 31, 2008 this range was between approximately $
________
million and $
________
billion)) at the time of purchase. Pyramis normally diversifies the Fund’s investments across different countries and regions. In allocating the investments across countries and regions, Pyramis will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the Fund, Pyramis relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Fund, Pyramis invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

Pyramis may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values. If Pyramis’s strategies do not work as intended, the Fund may not achieve its objective.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Active Trading Risk	•	Derivatives Risk
•	Exchange Rate Risk	•	Foreign Securities Risk
•	Management Risk	•	Market Segment (Large Cap) Risk
•	Underlying Fund Risk	•	Value Stock Risk

Pyramis has been the Fund’s Sub-Advisor since December 29, 2003.

  Equity Securities Risk
  Growth Stock Risk
  Securities Lending Risk
[FundNameFooter]	INTERNATIONAL EQUITY FUNDS	107
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

The share class shown in the bar chart above has been changed to R-2 Class shares to facilitate comparison of funds in this prospectus.

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008

Past 1 Year

Life of Fund

R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

MSCI EAFE (Europe, Australia, Far East) Index - ND(3)(4)

Morningstar Foreign Large Blend Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which these classes began operations, their returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for the periods prior to the date these classes began operations) that is no higher than the historical performance of the Institutional Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007		Class	Class	Class	Class	Class
Management Fees		1.08%	1.08%	1.08%	1.08%	1.08%
12b-1 Fees		0.35	0.30	0.25	0.10	N/A
Other Expenses*		0.57	0.49	0.36	0.32	0.30
	Total Annual Fund Operating Expenses(1)	2.00%	1.87%	1.69%	1.50%	1.38%
* Other Expenses Includes:

108	INTERNATIONAL EQUITY FUNDS				[FundNameFooter]
					[FundPhoneNumber]

Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

[FundNameFooter]	INTERNATIONAL EQUITY FUNDS	109
www.principal.com

INTERNATIONAL GROWTH FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks long-term growth of capital.

The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks

The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. The Fund invests in securities of companies that meet all of the following criteria:

  the company’s principal place of business or principal offices outside the U.S.;
  the company’s principal securities trading market is outside the U.S.; and
  the company, regardless of where its securities are traded, that derives 50% or more of its total revenue from either goods or services produced or sales made outside the U.S.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to invest in sectors and industries differently from the benchmark.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Foreign Securities Risk
  Market Segment (Large Cap) Risk
  Small Company Risk
  Equity Securities Risk
  Growth Stock Risk
  Mid Cap Stock Risk
  Underlying Fund Risk

PGI became the Sub-Advisor to the Fund on November 1, 2002.

  Exchange Rate Risk
  Management Risk
  Securities Lending Risk
110	INTERNATIONAL EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

MSCI World Ex-US Growth Index(3)(4)

Morningstar Foreign Large Growth Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	0.97%	0.97%	0.97%	0.97%	0.97%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.56	0.48	0.35	0.31	0.29
Total Assets Fund Operating Expenses(1)	1.88%	1.75%	1.57%	1.38%	1.26%

* Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%

[FundNameFooter]	INTERNATIONAL EQUITY FUNDS	111
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Administrative Service Fee

0.28 0.20

0.15 0.13 0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

112	INTERNATIONAL EQUITY FUNDS	[FundNameFooter]
[FundPhoneNumber]

REAL ESTATE FUND REAL ESTATE SECURITIES FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Real Estate Investors, LLC (“Principal-REI”)

The Fund seeks to generate a total return.

The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund’s investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest in smaller capitalization companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Real estate investment trusts (“REITs”) are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:

  equity REITs, which primarily own property and generate revenue from rental income;
  mortgage REITs, which invest in real estate mortgages; and
  hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

In selecting securities for the Fund, the Sub-Advisor, Principal-REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies. The Fund is “non-diversified,” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Derivatives Risk
  Foreign Securities Risk
  Mid Cap Stock Risk
  Sector Risk
  Underlying Fund Risk
  Equity Securities Risk
  Initial Public Offerings Risk
  Non-Diversification Risk
  Securities Lending Risk
  Exchange Rate Risk
  Management Risk
  Real Estate Securities Risk
  Small Company Risk

Principal-REI has been the Fund’s Sub-Advisor since December 6, 2000.

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The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

MSCI US REIT Index(3)(4)

Morningstar Specialty-Real Estate Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the R-3 Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007		Class	Class	Class	Class	Class
Management Fees		0.83%	0.83%	0.83%	0.83%	0.83%
12b-1 Fees		0.35	0.30	0.25	0.10	N/A
Other Expenses(1)		0.53	0.45	0.32	0.28	0.26
	Total Annual Fund Operating Expenses	1.71%	1.58%	1.40%	1.21%	1.09%
	*Other Expenses Includes:
	Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%

114	REAL ESTATE FUND				[FundNameFooter]
					[FundPhoneNumber]

Administrative Service Fee

0.28 0.20

0.15

0.13 0.11

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

[FundNameFooter]	REAL ESTATE FUND	115
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BALANCED/ASSET ALLOCATION FUNDS PRINCIPAL LIFETIME FUNDS

Principal Funds offers Funds that are designed to meet the needs of an investor who wants an investment option that is suited to the investor’s particular investment time horizon and who tends to be more accepting of risk in the early years of his or her time horizon and becomes more risk-averse as he or she nears the investment goal (for example, retirement or saving for college). Professional investment advisers manage the Funds to align, over time, underlying investments with the changing risk tolerance of the investor. These Funds are sometime referred as “target date funds.” The target date Funds offered by the Fund are: Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, and Principal LifeTime Strategic Income (the “Principal LifeTime Funds”).

Objective: The investment objective of each of the Principal LifeTime 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 and 2055 Funds is to seek a total return consisting of long-term growth of capital and current income.

The investment objective of the Principal LifeTime Strategic Income Fund is to seek current income.

Main Strategies and Risks

To pursue its goal, each Principal LifeTime Fund invests in other Principal Funds (the “underlying funds”) that Principal and Principal Global Investors, LLC (“PGI”), the Fund’s Sub-Advisor, consider appropriate based on the remaining time horizon of a particular Principal LifeTime Fund and the expected risk tolerance of those investors who have chosen that time horizon. Each of the Principal LifeTime Funds may invest in any of the Institutional Class shares of the equity funds or fixed-income funds of Principal Investors Fund, at the Sub-Advisor’s discretion. The underlying funds provide each Fund with exposure to a broad range of asset classes, including domestic and foreign equity and fixed-income securities. In the case of Principal LifeTime Strategic Income Fund, most of the Fund’s assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing securities through their investments in fixed-income securities, “hybrid” securities (such as real estate securities and preferred securities, which may produce current income as well as capital gains) and dividend generating domestic and foreign stocks.

Both Principal and PGI provide investment advisory services to the Principal LifeTime Funds. Principal has hired PGI to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for each Principal LifeTime Fund. PGI is also responsible for employing an active rebalancing strategy which is designed to identify asset classes that appear attractive or unattractive over the short term.

After PGI sets the percentage of Fund assets to be allocated to a particular asset class, Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of a Fund or market forces or Fund circumstances which indicate that changes in allocations may be appropriate. Principal may, at any time, add, remove, or substitute underlying funds in which a Principal LifeTime Fund invests.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. In addition, qualitative factors such as organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading, and compliance systems of the underlying fund’s Sub-Advisor are also evaluated. There are no minimum or maximum percentages of assets that a Principal LifeTime Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund’s appropriate benchmark and peer group.

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Over time, PGI intends to gradually shift the asset allocation targets of each Principal LifeTime Fund (other than the Principal LifeTime Strategic Income Fund) to accommodate investors progressing from asset accumulation years to income-generation years. It is expected that, within 10 to 15 years after its target year, a Principal LifeTime Fund’s underlying fund allocation will match that of the Principal LifeTime Strategic Income Fund. At that time the Principal LifeTime Fund may be combined with the Principal LifeTime Strategic Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.

There can be no assurance that any Principal LifeTime Fund will achieve its investment objective. The net asset value of each of the Principal LifeTime Fund’s shares is affected by changes in the value of the securities it owns. The Fund’s performance is directly related to the performance of the underlying funds. The ability of each Principal LifeTime Fund to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.

The broad diversification of each Principal LifeTime Fund is designed to cushion severe losses in any one investment sector and moderate the Fund’s overall price swings. However, the Fund’s share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of a Principal LifeTime Fund’s assets rise or fall, the Fund’s share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

Each Principal LifeTime Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Principal LifeTime Funds dated 2015 through 2055 have a greater exposure to the following risks (as defined in Appendix A):

• Emerging Market Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Growth Stock Risk	• Market Segment (Large Cap) Risk
• Value Stock Risk

The Principal LifeTime Strategic Income Fund and Principal LifeTime 2010 Fund have a greater exposure to the following risks (as defined in Appendix A):

•	Derivatives Risk	•	Fixed-Income Securities Risk
•	Portfolio Duration Risk	•	Prepayment Risk
•	U.S. Government Securities Risk	•	U.S. Government Sponsored
Securities Risk

  High Yield Securities Risk
  Real Estate Securities Risk

Each Principal LifeTime Fund is also subject to the following risks:

Conflict of Interest Risk. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Principal LifeTime Funds serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Principal LifeTime Funds and the underlying funds. Because Principal and its affiliated companies earn different fees from the underlying funds in which the Principal LifeTime Funds invest, there may be a conflict between the interests of the Principal LifeTime Funds and the economic interests of Principal and its affiliates.

Investment Company Securities Risk (as defined in Appendix A).

Management Risk (as defined in Appendix A).

Payment In Kind Liquidity Risk. Under certain circumstances, an underlying fund may determine to pay a redemption request by a Principal LifeTime Fund wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Principal LifeTime Funds may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.

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Securities Lending Risk (as defined in Appendix A).

As of October 31, 2008, each Principal LifeTime Fund’s assets were allocated among the underlying funds as identified in the table below. The allocations for the Principal LifeTime 2015, Principal LifeTime 2025, Principal LifeTime 2035, Principal LifeTime 2045, and Principal LifeTime 2055 Funds because they did not commence operations until February 29, 2008 are estimated.

PRINCIPAL LIFETIME FUNDS

											Principal
	Principal Principal Principal			Principal	Principal	Principal	Principal	Principal Principal		Principal	LifeTime
	LifeTime LifeTime LifeTime			LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
Underlying Fund	2010	2015	2020	2025	2030	2035	2040	2045	2050	2055	Income	Total
Fund Name	%	%	%	%	%	%	%	%	%	%	%	%
Fund Name
Fund Name
Fund Name
Fund Name
Fund Name
Fund Name
Fund Name
Fund Name
Fund Name
Fund Name
Fund Name
	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Historical Performance

The following bar charts and tables show the historical investment performance of each Principal LifeTime Fund. The bar chart for each Fund shows how the Fund’s total return has varied year-by-year, and the table for the Fund shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Fund. A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Each Fund’s investment return is net of the operating expenses of each of the underlying funds.

118	BALANCED/ASSET ALLOCATION FUNDS	[FundNameFooter]
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PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Principal Investment Strategies

The Fund invests in underlying fixed-income funds, but also invests in underlying equity and hybrid funds according to an asset allocation strategy designed for investors seeking current income from their investment.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Barclays Capital Aggregate Bond Index(3)(4)

MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(3)(4)

Russell 3000 Index(3)(4)

Principal LifeTime Strategic Income Blended Index(3)(4)(5)

Morningstar Target-Date 2000-2014 Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

[FundNameFooter]	BALANCED/ASSET ALLOCATION FUNDS	119
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(5)	The weightings for this blended index as of March 31, 2008, were 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

120	BALANCED/ASSET ALLOCATION FUNDS	[FundNameFooter]
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PRINCIPAL LIFETIME 2010 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Barclays Capital Aggregate Bond Index(3)(4)

MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(3)(4)

Russell 3000 Index(3)(4)

Principal LifeTime 2010 Blended Index(3)(4)(5)

Morningstar Target-Date 2000-2014 Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

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(5)	The weightings for this blended index as of March 31, 2008, were 41.9% Russell 3000 Index, 15.1% MSCI EAFE NDTR-D Index, and 43.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 40.9% Russell 3000 Index, 14.6% MSCI EAFE NDTR-D Index, and 44.5% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

122	BALANCED/ASSET ALLOCATION FUNDS	[FundNameFooter]
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PRINCIPAL LIFETIME 2015 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1*	R-2*	R-3*	R-4*	R-5*
Management Fees	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%
12b-1 Fees	0.3500	0.3000	0.2500	0.1000	N/A
Other Expenses	0.5500	0.4700	0.3400	0.3000	0.2800
Total Gross Operating Fees and Expenses	1.0225%	0.8925%	0.7125%	0.5225%	0.4025%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7000	0.7000	0.7000	0.7000	0.7000
Total Annual Fund Operating Expenses	1.7225%	1.5925%	1.4125%	1.2225%	1.1025%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 1.0525% for R-1 Class, 0.9225% for R-2 Class, 0.7425% for R-3 Class, 0.5525% for R-4 Class, and 0.4325% for R-5 Class.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares 1 3

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

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PRINCIPAL LIFETIME 2020 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Barclays Capital Aggregate Bond Index(3)(4)

MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(3)(4)

Russell 3000 Index(3)(4)

Principal LifeTime 2020 Blended Index(3)(4)(5)

Morningstar Target-Date 2015-2029 Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

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(5)	The weightings for this blended index as of March 31, 2008, were 51.1% Russell 3000 Index, 19.4% MSCI EAFE NDTR-D Index, and 30.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 50.4% Russell 3000 Index, 19.1% MSCI EAFE NDTR-D Index, and 30.5% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

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PRINCIPAL LIFETIME 2025 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1*	R-2*	R-3*	R-4*	R-5*
Management Fees	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%
12b-1 Fees	0.3500	0.3000	0.2500	0.1000	N/A
Other Expenses	0.5500	0.4700	0.3400	0.3000	0.2800
Total Gross Operating Fees and Expenses	1.0225%	0.8925%	0.7125%	0.5225%	0.4025%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7400	0.7400	0.7400	0.7400	0.7400
Total Annual Fund Operating Expenses	1.7625%	1.6325%	1.4525%	1.2625%	1.1425%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 1.0525% for R-1 Class, 0.9225% for R-2 Class, 0.7425% for R-3 Class, 0.5525% for R-4 Class, and 0.4325% for R-5 Class.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares 1 3

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

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[FundPhoneNumber]

PRINCIPAL LIFETIME 2030 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Barclays Capital Aggregate Bond Index(3)(4)

MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(3)(4)

Russell 3000 Index(3)(4)

Principal LifeTime 2030 Blended Index(3)(4)(5)

Morningstar Target-Date 2030+ Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

(5)	Effective March 31, 2008, the weightings for this blended index will be 56.7% Russell 3000 Index, 22.3% MSCI EAFE NDTR-D Index, and 21.0% Barclays Capital Aggregate Bond Index.

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(6)	During 2003, the R-4 Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total returns shown in the table for 5 years and Life of Fund are greater than they would have been without the redemption.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

128	BALANCED/ASSET ALLOCATION FUNDS	[FundNameFooter]
[FundPhoneNumber]

PRINCIPAL LIFETIME 2035 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1*	R-2*	R-3*	R-4*	R-5*
Management Fees	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%
12b-1 Fees	0.3500	0.3000	0.2500	0.1000	N/A
Other Expenses	0.5500	0.4700	0.3400	0.3000	0.2800
Total Gross Operating Fees and Expenses	1.0225%	0.8925%	0.7125%	0.5225%	0.4025%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7500	0.7500	0.7500	0.7500	0.7500
Total Annual Fund Operating Expenses	1.7725%	1.6425%	1.4625%	1.2725%	1.1525%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 1.0525% for R-1 Class, 0.9225% for R-2 Class, 0.7425% for R-3 Class, 0.5525% for R-4 Class, and 0.4325% for R-5 Class.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares 1 3

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

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PRINCIPAL LIFETIME 2040 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Barclays Capital Aggregate Bond Index(3)(4)

MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(3)(4)

Russell 3000 Index(3)(4)

Principal LifeTime 2040 Blended Index(3)(4)(5)

Morningstar Target-Date 2030+ Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the Institutional shares were first sold (March 1, 2001).

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(5)	Effective March 31, 2008, the weightings for this blended index will be 61.4% Russell 3000 Index, 24.6% MSCI EAFE NDTR-D Index, and 14.0% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

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PRINCIPAL LIFETIME 2045 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1*	R-2*	R-3*	R-4*	R-5*
Management Fees	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%
12b-1 Fees	0.3500	0.3000	0.2500	0.1000	N/A
Other Expenses	0.5700	0.4900	0.3600	0.3200	0.3000
Total Gross Operating Fees and Expenses	1.0425%	0.9125%	0.7325%	0.5425%	0.4225%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7700	0.7700	0.7700	0.7700	0.7700
Total Annual Fund Operating Expenses	1.8125%	1.6825%	1.5025%	1.3125%	1.1925%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses)

(expressed as a percent of average net assets on an annualized basis) not to exceed 1.0525% for R-1 Class, 0.9225% for for R-3 Class, 0.5525% for R-4 Class, and 0.4325% for R-5 Class.	R-2 Class, 0.7425%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares 1 3

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

132	BALANCED/ASSET ALLOCATION FUNDS	[FundNameFooter]
[FundPhoneNumber]

PRINCIPAL LIFETIME 2050 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Barclays Capital Aggregate Bond Index(3)(4)

MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(3)(4)

Russell 3000 Index(3)(4)

Principal LifeTime 2050 Blended Index(3)(4)(5)

Morningstar Target-Date 2030+ Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

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(5)	Effective March 31, 2008, the weightings for this blended index will be 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

134	BALANCED/ASSET ALLOCATION FUNDS	[FundNameFooter]
[FundPhoneNumber]

PRINCIPAL LIFETIME 2055 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1*	R-2*	R-3*	R-4*	R-5*
Management Fees	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%
12b-1 Fees	0.3500	0.3000	0.2500	0.1000	N/A
Other Expenses	0.6700	0.5900	0.4600	0.4200	0.4000
Total Gross Operating Fees and Expenses	1.1425%	1.0125%	0.8325%	0.6425%	0.5225%
Fee Reduction and/or Expense Reimbursement at Principal LifeTime	0.0900	0.0900	0.0900	0.0900	0.0900
Fund Level*
Net Expenses	1.0525	0.9225	0.7425	0.5525	0.4325
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7700	0.7700	0.7700	0.7700	0.7700
Total Annual Fund Operating Expenses	1.8225%	1.6925%	1.5125%	1.3225%	1.2025%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 1.0525% for the R-1 Class, 0.9225% for the R-2 Class, 0.7425% for the R-3 Class, 0.5525% for the R-4 Class, and 0.4325% for the R-5 Class.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares 1 3

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

Fees and Expenses of the Principal LifeTime Funds

The following table shows the operating expenses (expressed as a percentage of average daily net assets) incurred by the R-2, R-3, R-1, R-5 and R-4 Class shares of the Principal LifeTime Funds during the fiscal year ended October 31, 2008. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the Principal LifeTime Funds through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2008.

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Estimated Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

R-2 Class Shares
						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
For the year ended October 31, 2007	Fund	Fund	Fund	Fund	Fund(1)	Fund(1)
Management Fees	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%
12b-1 Fees	0.3000	0.3000	0.3000	0.3000	0.3000	0.3000
Other Expenses*	0.4500	0.4500	0.4500	0.4500	0.4600	0.4600
Total Gross Operating Fees and Expenses	0.8725%	0.8725%	0.8725%	0.8725%	0.8825%(1)	0.8825%(1)
Acquired Fund (Underlying Fund) Operating	0.6500	0.7000	0.7300	0.7500	0.7600	0.5500
Expenses
Total Annual Fund Operating Expenses	1.5225%	1.5725%	1.6025%	1.6225%	1.6425%	1.4325%
* Other Expenses Includes:
Service Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Administrative Service Fee	0.20	0.20	0.20	0.20	0.20	0.20

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

R-3 Class Shares
						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
For the year ended October 31, 2007	Fund	Fund	Fund	Fund	Fund(1)	Fund(1)
Management Fees	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%
12b-1 Fees	0.2500	0.2500	0.2500	0.2500	0.2500	0.2500
Other Expenses*	0.3200	0.3200	0.3200	0.3200	0.3300	0.3300
Total Gross Operating Fees and Expenses	0.6925%	0.6925%	0.6925%	0.6925%	0.7025%(1)	0.7025%(1)
Acquired Fund (Underlying Fund) Operating	0.6500	0.7000	0.7300	0.7500	0.7600	0.5500
Expenses
Total Annual Fund Operating Expenses	1.3425%	1.3925%	1.4225%	1.4425%	1.4625%	1.2525%
* Other Expenses Includes:
Service Fee	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Administrative Service Fee	0.15	0.15	0.15	0.15	0.15	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

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R-1 Class Shares
						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
For the year ended October 31, 2007	Fund	Fund	Fund	Fund	Fund(1)	Fund(1)
Management Fees	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%
12b-1 Fees	0.3500	0.3500	0.3500	0.3500	0.3500	0.3500
Other Expenses*	0.5300	0.5300	0.5300	0.5300	0.5400	0.5400
Total Gross Operating Fees and Expenses	1.0025%	1.0025%	1.0025%	1.0025%	1.0125%(1)	1.0125%(1)
Acquired Fund (Underlying Fund) Operating	0.6500	0.7000	0.7300	0.7500	0.7600	0.5500
Expenses
Total Annual Fund Operating Expenses	1.6525%	1.7025%	1.7325%	1.7525%	1.7725%	1.5625%
* Other Expenses Includes:
Service Fee	0.25%	0.25	0.25	0.25	0.25	0.25
Administrative Service Fee	0.28	0.28	0.28	0.28	0.28	0.28

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

R-5 Class Shares
						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
For the year ended October 31, 2007	Fund	Fund	Fund	Fund	Fund(1)	Fund(1)
Management Fees	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%
12b-1 Fees	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000
Other Expenses*	0.2600	0.2600	0.2600	0.2600	0.2700	0.2700
Total Gross Operating Fees and Expenses	0.3825%	0.3825%	0.3825%	0.3825%	0.3925%(1)	0.3925%(1)
Acquired Fund (Underlying Fund) Operating	0.6500	0.7000	0.7300	0.7500	0.7600	0.5500
Expenses
Total Annual Fund Operating Expenses	1.0325%	1.0825%	1.1125%	1.1325%	1.1525%	0.9425%
* Other Expenses Includes:
Service Fee	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Administrative Service Fee	0.11	0.11	0.11	0.11	0.11	0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

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R-4 Class Shares
						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
For the year ended October 31, 2007	Fund	Fund	Fund	Fund	Fund(1)	Fund(1)
Management Fees	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%
12b-1 Fees	0.1000	0.1000	0.1000	0.1000	0.1000	0.1000
Other Expenses*	0.2800	0.2800	0.2800	0.2800	0.2900	0.2900
Total Gross Operating Fees and Expenses	0.5025%	0.5025%	0.5025%	0.5025%	0.5125%(1)	0.5125%(1)
Acquired Fund (Underlying Fund) Operating	0.6500	0.7000	0.7300	0.7500	0.7600	0.5500
Expenses
Total Annual Fund Operating Expenses	1.1525%	1.2025%	1.2325%	1.2525%	1.2725%	1.0625%
* Other Expenses Includes:
Service Fee	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Administrative Service Fee	0.13	0.13	0.13	0.13	0.13	0.13

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

R-2 Class Shares

Number of years you own your shares

1 3

5 10

Principal LifeTime 2010 Fund Principal LifeTime 2020 Fund Principal LifeTime 2030 Fund Principal LifeTime 2040 Fund Principal LifeTime 2050 Fund Principal LifeTime Strategic Income Fund

R-3 Class Shares

Number of years you own your shares

1 3

5 10

Principal LifeTime 2010 Fund Principal LifeTime 2020 Fund Principal LifeTime 2030 Fund Principal LifeTime 2040 Fund Principal LifeTime 2050 Fund Principal LifeTime Strategic Income Fund

R-1 Class Shares

Number of years you own your shares

1 3

5 10

Principal LifeTime 2010 Fund Principal LifeTime 2020 Fund Principal LifeTime 2030 Fund Principal LifeTime 2040 Fund Principal LifeTime 2050 Fund Principal LifeTime Strategic Income Fund

138	BALANCED/ASSET ALLOCATION FUNDS	[FundNameFooter]
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R-5 Class Shares

Number of years you own your shares
1	3	5	10

Principal LifeTime 2010 Fund Principal LifeTime 2020 Fund Principal LifeTime 2030 Fund Principal LifeTime 2040 Fund Principal LifeTime 2050 Fund Principal LifeTime Strategic Income Fund

R-4 Class Shares

Number of years you own your shares
1	3	5	10

Principal LifeTime 2010 Fund Principal LifeTime 2020 Fund Principal LifeTime 2030 Fund Principal LifeTime 2040 Fund Principal LifeTime 2050 Fund Principal LifeTime Strategic Income Fund

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STRATEGIC ASSET MANAGEMENT (“SAM”) PORTFOLIOS

Principal Funds provides a broad selection of investment choices, including asset allocation strategies available through the Flexible Income, Conservative Balanced, Balanced, Conservative Growth, and Strategic Growth Portfolios (each a “Portfolio,” collectively the “Portfolios”). The SAM Portfolios currently offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The SAM Portfolios are designed for long-term investors seeking total return or long-term capital appreciation. The SAM Portfolios invest principally in Institutional Class shares of the Equity Funds and Fixed-Income Funds (as identified in the Table of Contents) and the Money Market Fund (“Underlying Funds”). Each of the SAM Portfolios may invest in any of the Institutional Class shares of the equity funds or fixed-income funds of Principal Funds, Inc., at the Sub-Advisor’s discretion. Each of the Underlying Funds is a series of Principal Funds, Inc. The Sub-Advisor for the SAM Portfolios is Edge Asset Management, Inc. (“Edge”).

Main Strategies for the Portfolios

In pursuing its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Underlying Funds described in this prospectus. The Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each Underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio’s investments in those market segments and their corresponding Underlying Funds. Edge may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective, Edge’s outlook for the economy and the financial markets, and the relative market valuations of the Underlying Funds.

In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest, without limit, directly in stock or bond index futures and options thereon and the following short-term instruments:

  short-term securities issued by the U.S. government, its agencies, instrumentalities, authorities, or political subdivisions;
  other short-term fixed-income securities rated A or higher by Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) or, if unrated, of comparable quality in the opinion of Edge;
  commercial paper, including master notes;
  bank obligations, including negotiable certificates of deposit, time deposits, and bankers’ acceptances; and
  repurchase agreements.

At the time a Portfolio invests in any commercial paper, bank obligations, or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody’s or the issuer’s parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody’s or A-1 by S&P; if no such ratings are available, the investment must be of comparable quality in the opinion of Edge. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with Edge’s current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio’s total assets. A Portfolio may also use futures contracts and options for bona fide hedging purposes. Futures contracts and options may also be used to reallocate the Portfolio’s assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index.

The principal investment strategies for each Portfolio are further described below in the description of each of the Portfolios, but there are some general principles Edge applies in making investment decisions. When making decisions about how to allocate a Portfolio’s assets, Edge will generally consider, among other things, the following factors:

Federal Reserve monetary policy	Government budget deficits	State and federal fiscal policies
Consumer debt	Tax policy	Trade pacts
Corporate profits	Demographic trends	Interest rate changes
Governmental elections	Mortgage demand	Business confidence

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Employment trends	Business spending	Geopolitical risks
Consumer spending	Inflationary pressures	Wage and payroll trends
Currency flows	Housing trends	Investment flows
Commodity prices	GDP growth	Import prices
Yield spreads	Historical financial market returns	Factory capacity utilization
Stock market volume	Inventories	Market capitalization relative values
Capital goods expenditures	Investor psychology	Productivity growth
Historical asset class returns	Technology trends	Asset class correlations
Cyclical and secular economic trends	Risk/return characteristics	Business activity
Volatility analysis	Stock valuations	Performance attribution by allocation and sector
Consumer confidence

Main Risks

There can be no assurance that any Portfolio will achieve its investment objective. The net asset value of each Portfolio’s shares is affected by changes in the value of the shares of the Underlying Funds it owns. Each Portfolio’s investments are invested in the Underlying Funds and, as a result, the Portfolio’s performance is directly related to their performance. A Portfolio’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives.

Each Portfolio’s broad diversification is designed to help cushion severe losses in any one investment sector and moderate the Portfolio’s overall price swings. However, the Portfolio’s share price will fluctuate as the prices of the Underlying Funds rise or fall with changing market conditions.

Each Portfolio is subject to the particular risks of the Underlying Funds in the proportions in which the Portfolio invests in them.

The SAM Balanced, Conservative Growth, and Strategic Growth Portfolios have a greater exposure to the following risks (as defined in Appendix A):

• Emerging Market Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Growth Stock Risk	• Market Segment (Large Cap) Risk
• Value Stock Risk

The SAM Flexible Income and Conservative Balanced Portfolios have a greater exposure to the following risks (as defined in Appendix A):

  Derivatives Risk
  Portfolio Duration Risk
  U.S. Government Sponsored Securities Risk
  Fixed-Income Securities Risk
  Prepayment Risk
  High Yield Securities Risk
  U.S. Government Securities Risk

Other Common Risks. Each of the Portfolios may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options. Therefore, the Portfolios are subject to the risks (as defined in Appendix A) associated with such investments including:

• Derivatives Risk

• Fixed-Income Securities Risk

• U.S. Government Securities Risk

Each Portfolio is also subject to the following risks:

Conflict of Interest Risk. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Portfolios serve in the same capacities for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Portfolios and the Underlying Funds. Because Edge and its affiliated

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companies earn different fees from the Underlying Funds in which the Portfolios invest, there may be a conflict between the interests of the Portfolios and the economic interests of Edge and its affiliates.

Investment Company Securities Risk (as defined in Appendix A).

Management Risk (as defined in Appendix A).

Payment In Kind Liquidity Risk. Under certain circumstances, an Underlying Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until Edge determines that it is appropriate to dispose of such securities.

Securities Lending Risk (as defined in Appendix A).

Edge has provided investment advice to each SAM Portfolios since its inception.

As of October 31, 2008, the Portfolios’ assets were allocated among the Underlying Funds as follows:

	Flexible	Conservative		Conservative	Strategic
	Income	Balanced	Balanced	Growth	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund
Underlying Fund

Total 100.00%

100.00%

100.00%

100.00%

100.00%

Historical Performance

A bar chart and table showing the historical investment performance of each SAM Portfolio are provided with the description of each Portfolio. The bar chart for each Portfolio shows how the Portfolio’s total return has varied year-by year, and the table for the Portfolio shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Portfolio. A Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future. Each Portfolio’s investment return is net of the operating expenses of each of the Underlying Funds.

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FLEXIBLE INCOME PORTFOLIO

Objective. The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents generally invests no more than 30% of its net assets in equity funds may invest up to 30% of its assets in any single equity fund

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements and strategic transactions (derivatives) such as futures contracts and options.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Barclays Capital Aggregate Bond Index(3)

S&P 500 Index(3)

20% S&P 500 Index and 80% Barclays Capital Aggregate Bond Index(3)
Morningstar Conservative Allocation Category Average

(1)	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance

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of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Portfolio’s performance, see “Risk/Return Summary-Investment Results.”

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CONSERVATIVE BALANCED PORTFOLIO

Objective. The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  invests between 40% and 80% of its net assets in a combination of fixed-income funds and cash equivalents and between 20% and 60% of its net assets in equity funds may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents may invest up to 30% of its assets in any single equity fund

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements and strategic transactions (derivatives) such as futures contracts and options.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past5 Years	Past 10 Years
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Barclays Capital Aggregate Bond Index(3)

S&P 500 Index(3)

40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index(3)
Morningstar Conservative Allocation Category Average

(1)	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The

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adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Portfolio’s performance, see “Risk/Return Summary-Investment Results.”

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BALANCED PORTFOLIO

Objective. The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  invests between 30% and 70% of its net assets in equity funds and between 30% and 70% of its net assets in fixed- income funds and cash equivalents may invest up to 30% of its assets in any single equity fund may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Barclays Capital Aggregate Bond Index(3)

S&P 500 Index(3)

60% S&P 500 Index/40% Barclays Capital Aggregate Bond Index(3)
Morningstar Moderate Allocation Category Average

(1)	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The

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adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Portfolio’s performance, see “Risk/Return Summary-Investment Results.”

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CONSERVATIVE GROWTH PORTFOLIO

Objective. The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  generally invests at least 60% of its net assets in equity funds may invest up to 40% of its assets in any single equity fund may invest up to 30% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Barclays Capital Aggregate Bond Index(3)

S&P 500 Index(3)

80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index(3)
Morningstar Moderate Allocation Category Average

(1)	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

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(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Portfolio’s performance, see “Risk/Return Summary-Investment Results.”

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STRATEGIC GROWTH PORTFOLIO

Objective. The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Principal Investment Strategies. The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  generally invests at least 75% of its net assets in equity funds may invest up to 50% of its assets in any single equity fund may invest up to 25% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests as well as the risks associated with direct investments in the instruments listed in the foregoing paragraph, including derivatives risk and portfolio risk.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above: Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Barclays Capital Aggregate Bond Index(3)

S&P 500 Index(3)

Russell 3000 Index(3)
Morningstar Large Blend Category Average

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(1)	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Portfolio’s performance, see “Risk/Return Summary-Investment Results.”

Fees and Expenses of the Portfolios

The following table shows the operating expenses (expressed as a percentage of average daily net assets) incurred by the R-2, R-3, R-1, R-5 and R-4 Class shares of the Strategic Asset Management Portfolios during the fiscal year ended October 31, 2008. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the Strategic Asset Management Portfolios through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2008.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

R-2 Class Shares
	Flexible	Conservative		Conservative	Strategic
	Income	Balanced	Balanced	Growth	Growth
For The Year Ended October 31, 2007	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Management Fees	0.31%	0.31%	0.31%	0.31%	0.31%
12b-1 Fees	0.30	0.30	0.30	0.30	0.30
Other Expenses	0.45	0.45	0.45	0.45	0.45
Total Gross Operating Fees and Expenses	1.06%	1.06%	1.06%	1.06%	1.06%
Acquired Fund (Underlying Fund) Operating Expenses	0.53	0.57	0.60	0.63	0.65
Total Annual Fund Operating Expenses	1.59%	1.63%	1.66%	1.69%	1.71%

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

R-3 Class Shares
	Flexible	Conservative		Conservative	Strategic
	Income	Balanced	Balanced	Growth	Growth
For The Year Ended October 31, 2007	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Management Fees	0.31%	0.31%	0.31%	0.31%	0.31%
12b-1 Fees	0.25	0.25	0.25	0.25	0.25
Other Expenses	0.32	0.32	0.32	0.32	0.32
Total Gross Operating Fees and Expenses	0.88%	0.88%	0.88%	0.88%	0.88%
Acquired Fund (Underlying Fund) Operating Expenses	0.53	0.57	0.60	0.63	0.65
Total Annual Fund Operating Expenses	1.41%	1.45%	1.48%	1.51%	1.53%

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

R-1 Class Shares
		Flexible	Conservative		Conservative	Strategic
		Income	Balanced	Balanced	Growth	Growth
For The Year Ended October 31, 2007		Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Management Fees		0.31%	0.31%	0.31%	0.31%	0.31%
12b-1 Fees		0.35	0.35	0.35	0.35	0.35
Other Expenses		0.53	0.53	0.53	0.53	0.53
	Total Gross Operating Fees and Expenses	1.19%	1.19%	1.19%	1.19%	1.19%
Acquired Fund (Underlying Fund) Operating Expenses		0.53	0.57	0.60	0.63	0.65
	Total Annual Fund Operating Expenses	1.72%	1.76%	1.79%	1.82%	1.84%

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Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

R-5 Class Shares
	Flexible	Conservative		Conservative	Strategic
	Income	Balanced	Balanced	Growth	Growth
For The Year Ended October 31, 2007	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Management Fees	0.31%	0.31%	0.31%	0.31%	0.31%
12b-1 Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Other Expenses	0.26%	0.26%	0.26%	0.26%	0.26%
Total Gross Operating Fees and Expenses	0.57%	0.57%	0.57%	0.57%	0.57%
Acquired Fund (Underlying Fund)	0.53%	0.57%	0.60%	0.63%	0.65%
Operating Expenses
Total Annual Fund Operating Expenses	1.10%	1.14%	1.17%	1.20%	1.22%

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

R-4 Class Shares
	Flexible	Conservative		Conservative	Strategic
	Income	Balanced	Balanced	Growth	Growth
For The Year Ended October 31, 2007	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Management Fees	0.31%	0.31%	0.31%	0.31%	0.31%
12b-1 Fees	0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses	0.28%	0.28%	0.28%	0.28%	0.28%
Total Gross Operating Fees and Expenses	0.69%	0.69%	0.69%	0.69%	0.69%
Acquired Fund (Underlying Fund) Operating Expenses	0.53%	0.57%	0.60%	0.63%	0.65%
Total Annual Fund Operating Expenses	1.22%	1.26%	1.29%	1.32%	1.34%

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

R-2 Class Shares

Number of years you own your shares

1 3

5 10

Flexible Income Portfolio Conservative Balanced Portfolio Balanced Portfolio Conservative Growth Portfolio Strategic Growth Portfolio

R-3 Class Shares

Number of years you own your shares

1 3

5 10

Flexible Income Portfolio Conservative Balanced Portfolio Balanced Portfolio Conservative Growth Portfolio Strategic Growth Portfolio

R-1 Class Shares

Number of years you own your shares

1 3

5 10

Flexible Income Portfolio Conservative Balanced Portfolio Balanced Portfolio Conservative Growth Portfolio Strategic Growth Portfolio

R-5 Class Shares

Number of years you own your shares

1 3

5 10

Flexible Income Portfolio Conservative Balanced Portfolio Balanced Portfolio Conservative Growth Portfolio Strategic Growth Portfolio

R-4 Class Shares

Number of years you own your shares

1 3

5 10

Flexible Income Portfolio Conservative Balanced Portfolio Balanced Portfolio Conservative Growth Portfolio Strategic Growth Portfolio

154	BALANCED/ASSET ALLOCATION FUNDS	[FundNameFooter]
[FundPhoneNumber]

SHORT-TERM FIXED INCOME FUNDS

MONEY MARKET FUND Sub-Advisor(s): Objective:	Principal Global Investors, LLC (“PGI”) The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.
Investor Profile:	The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

Main Strategies and Risks

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which PGI believes present minimal credit risks. At the time the Fund purchases each security, it is an “eligible security” as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:

  to take advantage of market variations;
  to generate cash to cover sales of Fund shares by its shareholders; or
  upon revised credit opinions of the security’s issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:

securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;

securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;

bank obligations including:

certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or,

bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.

commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;

repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and

taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

[FundNameFooter]	SHORT-TERM FIXED INCOME FUNDS	155
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As with all mutual funds, the value of the Fund’s assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value for amounts that they held as of September 19, 2008 subject to the terms of the United States Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

The Program guarantees Fund shareholders that they will receive $1.00 per Fund share they owned as of the close of business on September 19, 2008, or the number of shares held in the account the date the Fund “breaks the buck” (the date the Fund’s net asset value falls below $0.995, is not immediately restored, and the Fund liquidates), whichever is less. The Program is subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program does not cover investors who were not shareholders of the Fund on September 19, 2008. The Program remains in effect until April 30, 2009, unless extended by the United States Treasury Department. If the Program is extended, the Board of Directors of Principal Funds, Inc. would need to approve the Fund’s continued participation in the Program. Further information about the Program is available at www.ustreas.gov.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

•	Eurodollar and Yankee Obligations	•	Fixed-Income Securities Risk
	Risk	•	Management Risk
•	U.S. Government Securities Risk	•	U.S. Government Sponsored
Securities Risk

  Investment Company Securities Risk
  Municipal Securities Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008		Past 1 Year	Past 5 Years	Life of Fund
R-1 Class
R-2 Class
R-3 Class
R-4 Class
R-5 Class
Barclays Capital U.S. Treasury Bellwethers 3 Month Index(2)(3)

156	SHORT-TERM FIXED INCOME FUNDS			[FundNameFooter]
[FundPhoneNumber]

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

(2)	Index performance does not reflect deductions for fees, expenses or taxes.

(3)	Lifetime results are measured from the date these share classes were first sold (December 6, 2000). Call Principal Funds at 1-800-547-7754 to get the current 7-day yield for the Money Market Fund.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

[FundNameFooter]	SHORT-TERM FIXED INCOME FUNDS	157
www.principal.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	0.38%	0.38%	0.38%	0.38%	0.38%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses	1.27%	1.14%	0.96%	0.77%	0.65%
*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

158	SHORT-TERM FIXED INCOME FUNDS	[FundNameFooter]
[FundPhoneNumber]

SHORT-TERM BOND FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”) The Fund seeks to provide current income.

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund’s assets, the maturity date of a callable security or probable securities may be adjusted to reflect the judgment of PGI regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond” to mean any debt security. Under normal circumstances, it invests at least 80% of its net assets (plus any borrowings for investment purposes) in:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  debt securities of U.S. issuers rated in the four highest grades by Standard & Poor’s Rating Service or Moody’s Investors Service, Inc. or, if unrated, in the opinion of PGI of comparable quality; and
  mortgage-backed securities representing an interest in a pool of mortgage loans.

The Fund may invest up to 15% of its assets in below-investment-grade fixed-income securities (commonly known as “junk bonds” or “high yield securities”) and lend its portfolio securities to brokers, dealers and other financial institutions. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

During the fiscal year ended October 31, 2008, the average ratings of the Fund’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

64.12% in securities rated Aaa 5.29% in securities rated Aa 7.30% in securities rated A

17.55% in securities rated Baa 3.59% in securities rated Ba 2.11% in securities rated B

0.03% in securities rated Caa 0.00% in securities rated Ca 0.01% in securities rated C

The above percentage for Caa rated securities include unrated securities in the amount of 0.01% which have been determined by PGI to be of comparable quality.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Derivatives Risk	• Eurodollar and Yankee Obligations	•	Exchange Rate Risk
• Fixed-Income Securities Risk	Risk	•	Foreign Securities Risk
• High Yield Securities Risk	• Management Risk	•	Municipal Securities Risk
• Prepayment Risk	• Portfolio Duration Risk	•	Real Estate Securities Risk
• Securities Lending Risk	• U.S. Government Securities Risk	•	U.S. Government Sponsored
Securities Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

[FundNameFooter]	SHORT-TERM FIXED INCOME FUNDS			159
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above:			Q3 ’01	3.68%
Lowest return for a quarter during the period of the bar chart above:			Q2 ’04	-1.77%
Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Barclays Capital MF (1-3) US Government Credit Index(3)(4)

Morningstar Short-Term Bond Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the R-3 Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

160	SHORT-TERM FIXED INCOME FUNDS	[FundNameFooter]
[FundPhoneNumber]

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	0.40%	0.40%	0.40%	0.40%	0.40%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses(1)	1.29%	1.16%	0.98%	0.79%	0.67%
*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

[FundNameFooter]	SHORT-TERM FIXED INCOME FUNDS	161
www.principal.com

ULTRA SHORT BOND FUND

(CLOSED TO NEW INVESTORS AS OF CLOSE OF BUSINESS DECEMBER 31, 2008)

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”)

The Fund seeks to provide current income while seeking capital preservation. The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Effective the close of business on December 31, 2008, the Ultra Short Bond Fund (the "Fund") will close to new investors. Those who are fund shareholders on December 31, 2008 may, however, continue to purchase shares in fund accounts in existence at that time. Effective January 1, 2009, the Management Fee for the Fund will be reduced to 0.38% . Effective January 1, 2009, the 12b-1 fee will be removed from share classes that have such a charge.

Main Strategies and Risks

The Fund invests primarily in high quality, short-term fixed-income securities. Over the next 12 months (the "transition period"), the Fund will gradually increase its purchase of high quality, short-term money market instruments which Principal Global Investors, LLC ("PGI") believes present minimal credit risks with the goal of establishing a portfolio that resembles that of a money market fund. Such securities will be "eligible securities" as defined in the Securities and Exchange Commission Rule 2a-7 promulgated under the Investment Company Act of 1940. These eligible securities will be primarily made up of the following types of securities:

securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;

securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;

bank obligations including:

certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or,

bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.

commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund have 397 days or less remaining to maturity;

repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and

taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

At the end of the transition period, management intends to recommend to the board of directors that the Fund be combined with the Principal Funds, Inc. Money Market Fund.

Throughout the transition period, the Fund will maintain a dollar-weighted effective maturity of up to 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Such securities include:

  debt securities of U.S. issuers rated in the four highest grades by Standard & Poor's Rating Service ("S&P) or Moody's Investors Service, Inc. ("Moody's") or, if unrated, in the opinion of the PGI of comparable quality; and
  mortgage-backed securities representing an interest in a pool of mortgage loans.
162	SHORT-TERM FIXED INCOME FUNDS	[FundNameFooter]
[FundPhoneNumber]

Throughout the transition period, the Fund continues to invest in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.

Throughout the transition period, the Fund may continue to hold below-investment grade fixed-income securities ("junk bonds"). Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities and are rated Ba or lower by Moody's or BB or lower by S&P. These securities offer a higher yield than other higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

During the fiscal year ended October 31, 2007, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

53.17% in securities rated Aaa 7.89% in securities rated Aa 17.10% in securities rated A

14.21% in securities rated Baa 4.47% in securities rated Ba 3.09% in securities rated B

0.02% in securities rated Caa 0.03% in securities rated Ca 0.02% in securities rated C

The above percentages for Aaa, Aa, A, Baa, Ba, and B rated securities include unrated securities in the amount of 0.04%, 0.03%, 0.19%, 0.02%, 0.02% and 0.01% respectively, which have been determined by PGI to be of comparable quality.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Eurodollar and Yankee Obligations
• Fixed-Income Securities Risk	• High Yield Securities Risk	Risk
• Management Risk	• Municipal Securities Risk	• Portfolio Duration Risk
• Prepayment Risk	• Underlying Fund Risk	• U.S. Government Securities Risk
• U.S. Government Sponsored
Securities Risk

PGI has been the Fund’s Sub-Advisor since June 15, 2001.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

On July 29, 2004, the Fund converted to a money market fund. On May 27, 2005, the Fund converted to an ultra short term bond fund.

[FundNameFooter]	SHORT-TERM FIXED INCOME FUNDS	163
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Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

6-Month LIBOR Index(3)(4) Morningstar Ultrashort Bond Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on June 15, 2001. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the Institutional share class was first sold (June 15, 2001).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

164	SHORT-TERM FIXED INCOME FUNDS	[FundNameFooter]
[FundPhoneNumber]

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	0.40%	0.40%	0.40%	0.40%	0.40%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses(1)	1.29%	1.16%	0.98%	0.79%	0.67%
*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

[FundNameFooter]	SHORT-TERM FIXED INCOME FUNDS	165
www.principal.com

FIXED INCOME FUNDS BOND & MORTGAGE SECURITIES FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”) The Fund seeks to provide current income.

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor’s Rating Service (“S&P”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”). The Fund considers the term “bond” to mean any debt security. Under normal circumstances, the Fund invests in:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  mortgage-backed securities representing an interest in a pool of mortgage loans;
  debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody’s or, if not rated, in the opinion of PGI of comparable quality; and
  securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund’s assets may be invested in:

  common and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
  securities rated less than the four highest grades of S&P or Moody’s (i.e. less than investment grade (commonly known as “junk bonds”)) but not lower than CCC-(S&P) or Caa3 (Moody’s).

The Fund may also lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may actively trade securities in an attempt to achieve its investment objective.

During the fiscal year ended October 31, 2007, the average ratings of the Fund’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

65.64% in securities rated Aaa	13.10% in securities rated Baa	0.22% in securities rated Caa
4.50% in securities rated Aa	4.40% in securities rated Ba	0.07% in securities rated Ca
7.94% in securities rated A	4.12% in securities rated B	0.01% in securities rated C

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Fixed-Income Securities Risk
  High Yield Securities Risk
  Portfolio Duration Risk
  Securities Lending Risk
  166 FIXED INCOME FUNDS
  Derivatives Risk
  Foreign Securities Risk
  Management Risk
  Prepayment Risk
  Underlying Fund Risk
  Eurodollar and Yankee Obligations Risk
  Municipal Securities Risk
  Real Estate Securities Risk
  U.S. Government Securities Risk

[FundNameFooter] [FundPhoneNumber]

  U.S. Government Sponsored Securities Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Barclays Capital Aggregate Bond Index(3)(4)

Morningstar Intermediate-Term Bond Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the R-3 Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	0.52%	0.52%	0.52%	0.52%	0.52%

[FundNameFooter]			FIXED INCOME FUNDS			167
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12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.53	0.45	0.32	0.28	0.26
Total Annual Fund Operating Expenses	1.40%	1.27%	1.09%	0.90%	0.78%
*Other Expenses which include:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

168	FIXED INCOME FUNDS	[FundNameFooter]
[FundPhoneNumber]

CORE PLUS BOND FUND I

Sub-Advisor(s): Objective:	Pacific Investment Management Company LLC ("PIMCO") The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital Aggregate Bond Index, which as of June 30, 2008 was 4.70 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated Ba or lower by Moody's, or BB or lower by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Active Trading Risk	• Derivatives Risk	• Emerging Market Risk
• Exchange Rate Risk	• Fixed-Income Securities Risk	• Foreign Securities Risk
• High Yield Securities Risk	• Management Risk	• Portfolio Duration Risk
• Prepayment Risk	• Real Estate Securities Risk	• Securities Lending Risk
• Short Sale Risk	• Underlying Fund Risk	• U.S. Government Securities Risk
• U.S. Sponsored Government
Securities Risk

PIMCO has been the Fund's Sub-Advisor since its inception.

The Fund is actively managed against the Barclays Capital Aggregate Bond Index. The Barclays Capital Aggregate Bond Index is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

[FundNameFooter]	FIXED INCOME FUNDS	169
www.principal.com

Because the Fund’s inception date is September 30, 2008, historical performance information is not available.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
Estimated For The Period Ended October 31, 2008	Class(1)	Class(1)	Class(1)	Class(1)	Class(1)
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%
12b-1 Fees	0.35	0.30	0.25	0.10	0.00
Other Expenses*	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses	1.49%	1.36%	1.18%	0.99%	0.87%

*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to R-1, R-2, R-3, R-4, and R-5 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.53% for R-1, 1.40% for R-2, 1.22% for R-3, 1.03% for R-4, and 0.91% for R-5 shares, respectively.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3
R-1 Class	$152	$471
R-2 Class	138	431
R-3 Class	120	375
R-4 Class	101	315
R-5 Class	89	278

170	FIXED INCOME FUNDS	[FundNameFooter]
[FundPhoneNumber]

GOVERNMENT & HIGH QUALITY BOND FUND AWAY PRIOR TO 3/1/09.**

** IT IS ANTICIPATED THAT THIS FUND WILL BE MERGED

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”) The Fund seeks to provide current income.

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its net assets, plus any borrowings for investment purposes) in securities that are AAA rated or issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor’s Corporation or Aaa by Moody’s Investor Services, Inc. or, if unrated, determined by PGI to be of equivalent quality.

PGI seeks undervalued securities that represent good long-term investment opportunities. Securities may be sold when PGI believes they no longer represent good long-term value.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Management Risk
  Securities Lending Risk
•	Derivatives Risk	•	Fixed-Income Securities Risk
•	Portfolio Duration Risk	•	Prepayment Risk
•	U.S. Government Securities Risk	•	U.S. Government Sponsored
Securities Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

[FundNameFooter]	FIXED INCOME FUNDS	171
www.principal.com

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)
(after taxes on distributions)(2)
(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Barclays Capital Government/Mortgage Index(3)(4) Morningstar Intermediate Government Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the R-3 Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	0.40%	0.40%	0.40%	0.40%	0.40%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses(1)	1.29%	1.16%	0.98%	0.79%	0.67%
*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

172	FIXED INCOME FUNDS	[FundNameFooter]
[FundPhoneNumber]

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

Sub-Advisor(s): Objective: Investor Profile:

Principal Global Investors, LLC (“PGI”) The Fund seeks to provide current income.

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor’s Rating Service (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund’s assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI’s judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond” to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  mortgage-backed securities representing an interest in a pool of mortgage loans;
  debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody’s or, if not rated, in PGI’s opinion, of comparable quality; and
  securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund’s assets may be invested in:

  common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
  securities rated less than the three highest grades of S&P or Moody’s but not lower than BBB- (S&P) or Baa3 (Moody’s) (i.e. less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Fixed-Income Securities Risk
  Management Risk
  Prepayment Risk
  U.S. Government Securities Risk
  Derivatives Risk
  Foreign Securities Risk
  Municipal Securities Risk
  Real Estate Securities Risk
  U.S. Government Sponsored Securities Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

  Eurodollar and Yankee Obligations Risk
  Portfolio Duration Risk
  Securities Lending Risk
[FundNameFooter]	FIXED INCOME FUNDS	173
www.principal.com

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Barclays Capital Aggregate Bond Index(3)(4)

Morningstar Intermediate-Term Bond Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the R-3 Class shares were first sold (December 6, 2000).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

		R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007		Class	Class	Class	Class	Class
Management Fees		0.40%	0.40%	0.40%	0.40%	0.40%
12b-1 Fees		0.35	0.30	0.25	0.10	N/A
Other Expenses*		0.55	0.47	0.34	0.30	0.28
	Total Annual Fund Operating Expenses(1)	1.30%	1.17%	0.99%	0.80%	0.68%
*Other Expenses Includes:
	Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%

174	FIXED INCOME FUNDS				[FundNameFooter]
					[FundPhoneNumber]

Administrative Service Fee

0.28 0.20

0.15

0.13 0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

[FundNameFooter]	FIXED INCOME FUNDS	175
www.principal.com

INFLATION PROTECTION FUND

Sub-Advisor(s): Objective: Investor Profile:

BlackRock Financial Management, Inc. ("BlackRock")

The Fund seeks to provide current income and real (after inflation) total returns. The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

Main Strategies and Risks

The fund normally invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index.

The fund may invest up to 15% of it assets in non-investment grade bonds (high yield or junk bonds) (rated BB or lower by S&P or Ba or lower by Moody’s) or securities of emerging market issuers. The fund may also invest up to 25% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers.

The fund may also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations ("CMOs"), investment grade corporate bonds and asset-backed securities. Securities are purchased for the fund when the management team believes that they have the potential for above average real return. The fund measures its performance against the benchmark. Non-investment grade bonds acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor's or Ba or lower by Moody's) or will be determined by BlackRock to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

A security will be sold if, in BlackRock's opinion, the risk of continuing to hold the security is unacceptable when compared to its real return potential. BlackRock may, when consistent with the fund's investment goal, buy or sell options or futures, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell instruments of those types at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party's obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls). The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

During the fiscal year ended October 31, 2007, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

	73.43% in securities rated Aaa	10.57% in securities rated Baa	0.01% in securities rated Caa
	4.80% in securities rated Aa	3.33% in securities rated Ba	0.00% in securities rated Ca
	5.94% in securities rated A	1.90% in securities rated B	0.02% in securities rated C

176	FIXED INCOME FUNDS		[FundNameFooter]
[FundPhoneNumber]

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Fixed-Income Securities Risk
  Management Risk
  Securities Lending Risk
  U.S. Government Sponsored Securities Risk
  Derivatives Risk
  Foreign Securities Risk
  Portfolio Duration Risk
  Underlying Fund Risk
  Exchange Rate Risk
  High Yield Securities Risk
  Prepayment Risk
  U.S. Government Securities Risk

Black Rock has been the Fund’s Sub-Advisor since December 31, 2008.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class

Barclays Capital US Treasury TIPS Index(3)(4)

Morningstar Inflation Protected Category Average(4)

(1)	The classes began operations on December 29, 2004.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date these share classes were first sold (December 29, 2004).

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

[FundNameFooter]	FIXED INCOME FUNDS	177
www.principal.com

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	0.40%	0.40%	0.40%	0.40%	0.40%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses(1)	1.29%	1.16%	0.98%	0.79%	0.67%
*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

178	FIXED INCOME FUNDS	[FundNameFooter]
[FundPhoneNumber]

MORTGAGE SECURITIES FUND

Sub-Advisor(s): Objective:	Edge Asset Management, Inc. (“Edge”) The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Investor Profile:	The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund invests primarily in mortgage-backed securities, including collateralized mortgage obligations. The Fund may also invest in dollar rolls, which may involve leverage.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Fund may also invest in U.S. government securities. Certain issuers of U.S. government securities are sponsored or chartered by Congress but their securities are neither issued or guaranteed by the U.S. Treasury. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. The Fund may use futures, options, swaps and derivative instruments to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates.

The Fund invests in mortgage securities which represent good longer term value, taking into account potential returns, prepayment and credit risk as well as deal-structure where appropriate. The Fund also invests in Treasury and Agency securities primarily for duration and liquidity management purposes.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Derivatives Risk
  Portfolio Duration Risk
  Sector Risk
  U.S. Government Securities Risk
  Fixed-Income Securities Risk
  Prepayment Risk
  Securities Lending Risk
  U.S. Government Sponsored Securities Risk
  Management Risk
  Real Estate Securities Risk
  Underlying Fund Risk

Edge has provided investment advice to the Fund since the Fund’s inception.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

[FundNameFooter]	FIXED INCOME FUNDS	179
www.principal.com

Performance

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q3 ’01	4.06%
Lowest return for a quarter during the period of the bar chart above:	Q2 ’04	-1.29%

Average Annual Total Returns (%) (with Maximum Sales Charge)(1)

For the period ended December 31, 2007	Past 1 Year	Past 5 Years	Past 10 Years
R-1	5.51	3.13	4.71
R-2	5.65	3.27	4.83
R-3	5.84	3.45	4.99
R-4	5.90	3.50	5.02
R-5	5.90	3.50	5.02
Citigroup Mortgage Index(2)	6.99	4.54	5.95
Morningstar Intermediate Government Category Average	6.09	3.27	4.93

(1)	R-1, R-2, R-3, R-4 and R-5 shares were first sold on December 15, 2008. For periods prior to the date on which these classes began operations, their returns are based on the performance of the Fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for the periods prior to the date these classes began operations) that is no higher than the historical performance of the Class A shares. The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.

On March 1, 2004, the investment policies of the predecessor fund were modified. As a result, the Fund’s performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

(2)	Index performance information reflects no deduction for fees, expenses, or taxes.

For further information about the Fund’s performance, see “Risk/Return Summary – Investment Results.”

Citigroup Mortgage Index represents the mortgage-backed securities component of Citigroup’s Broad Investment-Grade Bond Index. It consists of 30- and 15-year agency-issued (Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), and Federal Home Loan Mortgage Corporation (“FHLMC”)) pass-through securities as well as FNMA and FHLMC balloon mortgages.

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Morningstar Intermediate Government Category Average is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.

© Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

	R-1	R-2	R-3	R-4	R-5
Estimated for the year ended October 31, 2009	Class	Class	Class	Class	Class
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
12b-1 Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses*	0.53%	0.45%	0.32%	0.28%	0.26%
Total Annual Fund Operating Expenses	1.38%	1.25%	1.07%	0.88%	0.76%
Expense Reimbursement(1)	0.09%	0.09%	0.09%	0.09%	0.09%
Net Expenses	1.29%	1.16%	0.98%	0.79%	0.67%

*Other Expenses Includes
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28%	0.20%	0.15%	0.13%	0.11%

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to R-1, R-2, R-3, R-4, and R-5 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.29%, 1.16%, 0.98%, 0.79%, 0.67% for R-1, R-2, R-3, R-4, and R-5 shares, respectively.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
R-1 Class	$131	$427
R-2 Class	118	386
R-3 Class	100	330
R-4 Class	81	270
R-5 Class	68	232

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PREFERRED SECURITIES FUND

Sub-Advisor(s): Objective: Investor Profile:

Spectrum Asset Management, Inc. (“Spectrum”)

The Fund seeks to provide current income.

The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

Main Strategies and Risks

The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor’s Rating Service (“S&P”) or Moody’s Investor Service, Inc. (“Moody’s”) or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries. The rest of the Fund’s assets may be invested in common stocks, debt securities, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Spectrum seeks to build a portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.

The Fund is considered non-diversified and can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

  Active Trading Risk
  Eurodollar and Yankee Obligations Risk
  Portfolio Duration Risk
  Securities Lending Risk
  U.S. Government Sponsored Securi- ties Risk
  Derivatives Risk
  Fixed-Income Securities Risk
  Management Risk
  Real Estate Securities Risk
  Underlying Fund Risk

Spectrum has been the Fund’s Sub-Advisor since May 1, 2002.

  Equity Securities Risk
  Foreign Securities Risk
  Non-Diversification Risk
  Sector Risk
  U.S. Government Securities Risk
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The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (R-2 Shares)

The share class shown in the bar chart above has been changed to R-2 Class shares to facilitate comparison of funds in this prospectus.

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)

(after taxes on distributions)(2)

(after taxes on distributions and sale of shares)(2)
R-2 Class
R-3 Class
R-4 Class
R-5 Class
65% Merrill Lynch Fixed Rate Preferred Securities Index /
35% Barclays Capital U.S. Tier I Capital Securities Index(3)(4)(5)

Barclays Capital U.S. Tier I Capital Securities Index(3)(4)

Merrill Lynch Fixed Rate Preferred Securities Index(3)(4)

Merrill Lynch Hybrid Preferred Securities Index(3)(4)

Morningstar Intermediate-Term Bond Category Average(4)

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which these classes began operations, their returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for the periods prior to the date these classes began operations) that is no higher than the historical performance of the Institutional Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

(4)	Lifetime results are measured from the date the Institutional Class shares were first sold (May 1, 2002).

(5)	The Manager and portfolio managers believe this index is a better representation of the universe of investment choices open to the Fund under its investment philosophy. The former index, Merrill Lynch Hybrid Preferred Securities Index, is also shown.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

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	R-1	R-2	R-3	R-4	R-5
For the year ended October 31, 2007	Class	Class	Class	Class	Class
Management Fees	0.74%	0.74%	0.74%	0.74%	0.74%
12b-1 Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses*	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses(1)	1.63%	1.50%	1.32%	1.13%	1.01%
*Other Expenses Includes:
Service Fee	0.25%	0.25%	0.17%	0.15%	0.15%
Administrative Service Fee	0.28	0.20	0.15	0.13	0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have changed effective February 29, 2008.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. the Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares

1 3

5 10

R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class

184	FIXED INCOME FUNDS	[FundNameFooter]
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THE COSTS OF INVESTING

Fees and Expenses of the Funds

The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions.

Ongoing Fees

Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund and SAM Portfolio, as a shareholder in the underlying funds, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of each Principal LifeTime Fund and SAM Portfolio is net of the underlying funds’ operating expenses.

Each Fund pays ongoing fees to Principal and others who provide services to the Fund. These fees include:

  Management Fee — Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Funds.
  Distribution Fee — Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940. Under the plan, the R-2, R-1, R-3, and R-4 classes of each Fund pay a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Over time, these fees may exceed other types of sales charges.
  Service Fee — Principal has entered into a Service Agreement with the Fund under which Principal performs personal services for shareholders.
  Administrative Services Fee — Principal has entered into an Administrative Services Agreement with Principal Funds under which Principal provides shareholder and administrative services for retirement plans and other beneficial owners of Fund shares.
  Other Expenses — A portion of expenses that are allocated to all classes of the Fund.

DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

Rule 12b-1 Fees

Principal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act for each of the Class R-1, R-2, R-3 and R-4 shares of Principal Funds. Under the 12b-1 Plans, each Fund makes payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans are made by the Funds to the Distributor pursuant to the 12b-1 plans regardless of the expenses incurred by the Distributor. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to intermediaries whose customers are shareholders of the funds for sales support services and for providing services to shareholders of that share class. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Funds and may cost you more than other types of sales charges.

The maximum annual Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders under each 12b-1 plan (as a percentage of average daily net assets) is:

		Maximum Annualized
	Share Class	Rule 12b-1 Fee
	R-1 (except Ultra Short Bond Fund)	0.35%
	R-2 (except Ultra Short Bond Fund)	0.30%
	R-3 (except Ultra Short Bond Fund)	0.25%
	R-4 (except Ultra Short Bond Fund)	0.10%

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The Distributor generally uses distribution fees to finance any activity that is primarily intended to result in the sale of shares and for providing services to shareholders of the share class. In addition to shareholder services, examples of such distribution related expenses include compensation to salespeople and selected dealers (including financing the commission paid to the dealer at the time of the sale), printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars.

Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plan at the time the Board directs the implementation of the closure of the fund.

Additional Payments to Intermediaries

In addition to, rather than in lieu of, payments for distribution-related expenses and for providing services to shareholders pursuant to 12b-1 plans, the transfer agent or one of its affiliates may enter into agreements with intermediaries pursuant to which the intermediary will be paid for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. Such compensation is generally paid out of the Service Fees and Administrative Service Fees that are disclosed in this prospectus. Such compensation is generally based on the average asset value of fund shares for the relevant share class held by clients of the intermediary. Principal Life Insurance Company is one such intermediary that provides services to retirement plans, and it is typically paid some or all of the Service Fees and Administrative Service Fees pertaining to such plans.

In addition, Principal or its affiliates may pay compensation, from their own resources, to certain intermediaries that support the distribution or sale of shares of the Fund or provide services to Fund shareholders.

Plan recordkeepers, who may have affiliated financial intermediaries that sell shares of the funds, may be paid additional amounts. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Distributor for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

A number of factors may be considered in determining the amount of these additional payments, including each financial intermediary's Fund sales and assets, as well as the willingness and ability of the financial intermediary to give the Distributor access to its Financial Professionals for educational and marketing purposes. In some cases, intermediaries will include the Funds on a "preferred list." The Distributor's goals include making the Financial Professionals who interact with current and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services.

Expense Reimbursement

Additionally, the Distributor will, in some cases, provide payments to reimburse directly or indirectly the costs incurred by intermediaries and their associated Financial Professionals in connection with educational seminars and training and marketing efforts related to the Funds for the intermediaries' employees and representatives and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, and meals. The Distributor will also, in some cases, provide payment or reimbursement for expenses associated with qualifying dealers' conferences, transactions ("ticket") charges, and general marketing expenses.

Additional Information

Financial Professionals may receive some or all of the amounts paid to the intermediary with which he or she is associated. If one mutual fund sponsor pays more compensation than another, your Financial Professional and his or her intermediary may have an incentive to recommend one fund complex over another. Similarly, if your Financial Professional or his or her intermediary receives more compensation for one share class versus another, then they may have an incentive to recommend that share class.

As of January 1, 2009, the Distributor anticipates that intermediaries that will receive additional payments as described in the Additional Payments to Intermediaries section above (other than: Rule 12b-1 fees; and Expense Reimbursement) include, but are not limited to, the following:

186	DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION	[FundNameFooter]
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Acsensus	Merrill Lynch
Advantage Capital Corporation	MidAtlantic Capital
AG Edwards & Sons	Morgan Keegan
AIG Financial Advisors	Morgan Stanley
AIG SunAmerica	MSCS Financial Services
Alerus Retirement Solutions	Mutual Service Corp
American Century Investments	National Financial Services
American General Life Insurance	National Planning Corp.
Ameriprise	Nationwide
Associated Financial Group	Newport Retirement Plan Services
Associated Securities	Next Financial
AST Trust Company	NFP Securities
Bank of America Securities	North Ridge Securities
Bear Stearns	Northeast Retirement Services
Benefit Plan Administrators	Northwestern Mutual
Cadaret Grant	NRP Financial
Charles Schwab & Co.	Pershing
Charles Schwab Trust Company	Plan Administrators, Inc.
Citigroup Global Markets	Principal Global Investors
Citigroup/Smith Barney	Principal Life Insurance Company
Commonwealth Financial Network	Principal Life Trust Company
CompuSys	ProEquities
CPI	Prudential
Daily Access Corporation	Raymond James
Digitial Retirement Solutions	RBC Capital Markets
Edward Jones	RBC Dain Rauscher
ePlan Services	Reliance Trust Company
Expert Plan	Robert W. Baird & Co.
Farmers Financial	Royal Alliance Associates
Fidelity Brokerage Services	Saxony Securities
Financial Network Investment Corp	Scottrade
First Allied Securities	Securian Financial Services
First American Bank	Securities America
First Clearing	SII Investments
Foothill Securities	Southwest Securities
FSC Securities	Standard Retirement Services
G.A. Repple	Stifel Nicolaus & Company
Geneos Wealth Management	TD Ameritrade
Genesis Employee Benefit	Texas Pension Consultants
GPC Securities, Inc.	The Investment Center
Gunn Allen Financial	Thrivent Financial
GWFS Equities	Thrivent Investment Management
H. Beck, Inc.	TransAm Securities
Howe Barnes Investment	Triad Advisors
ICMA-Retirement Corp.	TruSource
ING Financial Partners	U.S. Wealth Advisors
Investacorp	UBS Financial Services
J.W. Cole Financial	Unison
James T. Borello & Co.	VSR Financial Services
Janney Montgomery Scott	Wachovia
JP Morgan	WaMu Investments
July Business Services	Waterstone Financial Group
Key Investments	Wedbush Morgan Securities
Lincoln Financial	Wells Fargo
Lincoln Investment Planning	Willmington Trust Company

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LPL	Workman Securities
Mercer HR Services	WRP Investments

To obtain a current list of such firms, call 1-800-547-7754.

Please speak with your Financial Professional to learn more about the total amounts paid to your Financial Professional and his or her intermediary by the Funds, the Distributor and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Financial Professional at the time of purchase.

Although a Fund may use brokers who sell shares of the Funds to effect portfolio transactions, the sale of shares is not considered as a factor by the Fund's Sub-Advisors when selecting brokers to effect portfolio transactions.

Your intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee is determined and disclosed separately by the intermediary. You should ask your Financial Professional for information about any fees and/or commissions that are charged.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

This information in this section does not apply directly to the Principal LifeTime Funds or the Strategic Asset Management (“SAM”) Portfolios, except to the extent the Principal LifeTime Funds or SAM Portfolios invest in securities other than shares of the Underlying Funds. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices

Market Volatility. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or “junk” bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

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Repurchase Agreements and Loaned Securities

Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty’s collateral invested by the Fund declines in value as a result of the investment losses.

Bank Loans (also known as Senior Floating Rate Interests)

Some of the funds invest in bank loans. Bank loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentive for the Borrower to repay, prepayments of senior floating rate interests may occur.

Currency Contracts

The Funds may enter into currency contracts, currency futures contracts and options, and options on currencies for hedging and other purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund’s Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments

Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

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Warrants

Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

High Yield Securities

The Bond & Mortgage Securities and Core Plus Bond I Funds may invest in debt securities rated BB or lower by S&P or Ba or lower by Moody’s or, if not rated, determined to be of equivalent quality by Principal or the Sub-Advisor. Such securities are sometimes referred to as high yield or “junk bonds” and are considered speculative. Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery. The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund’s shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Sub-Advisor thinks it is in the best interest of shareholders.

Real Estate Investment Trusts

The Funds, except the Money Market Fund, may invest in real estate investment trust securities, herein referred to as “REITs.” In addition, the Real Estate Securities Fund typically invests a significant portion of its net assets in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the Fund’s advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

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Initial Public Offerings (“IPOs”)

Certain of the Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

Derivatives

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps, and credit default swaps), and forward currency contracts for both hedging and non-hedging purposes.

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund or the reference currency relates to an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:

  the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Sub-Advisor anticipated;
  the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
  the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment; and
  the counterparty may fail to perform its obligations.

Exchange Traded Funds (ETFs)

These are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally

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reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs.

Convertible Securities

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

Foreign Investing

As a principal investment strategy, the Diversified International, International Emerging Markets, International Growth, Partners Global Equity, and Partners International Funds may invest Fund assets in securities of foreign companies. The other Funds (except Government & High Quality Bond Fund) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund’s investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, or currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country

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may negatively impact the liquidity of a Fund’s portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:

  increased social, political, and economic instability;
  a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
  lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
  foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
  relatively new capital market structure or market-oriented economy;
  the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
  restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
  possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Small and Medium Capitalization Companies

The Funds (except the Government & High Quality Bond Fund) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Core Plus Bond I, Disciplined LargeCap Blend, High Quality Intermediate-Term Bond, Inflation Protection, LargeCap Blend I, LargeCap Blend II, LargeCap Growth, LargeCap Growth I, LargeCap Growth II, LargeCap S&P 500 Index, LargeCap Value, LargeCap Value I, LargeCap Value II, LargeCap Value III, Money Market, Preferred Securities, Real Estate Securities, Short-Term Bond and Ultra Short Bond Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign companies without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company’s outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by

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their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures

From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Fund of Funds

The performance and risks of each Principal LifeTime Fund and Strategic Asset Management (“SAM”) Portfolio directly corresponds to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the Principal LifeTime Funds and the SAM Portfolios have partial exposure to the risks of many different areas of the market. The more a Principal LifeTime Fund or SAM Portfolio allocates to stock funds, the greater the expected risk.

Each Principal LifeTime Fund and SAM Portfolio indirectly bears its pro-rata share of the expenses of the Underlying Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a Principal LifeTime Fund or SAM Portfolio may be more costly than investing directly in shares of the Underlying Funds. If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

The risks associated with investing in an Underlying Fund of a fund of funds are discussed in Appendix A under Underlying Fund Risk.

Portfolio Turnover

“Portfolio Turnover” is the term used in the industry for measuring the amount of trading that occurs in a fund’s portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have higher portfolio turnover rates.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) which may have an adverse impact on the Fund’s performance. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which each invests. Turnover rates for each of the Funds may be found in the Fund’s Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the “total return” line in the Financial Highlights section already includes portfolio turnover costs.

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MANAGEMENT OF THE FUNDS

The Manager

Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Funds. The portfolio managers appointed by Principal for each Principal LifeTime Fund are James Fennessey, Michael P. Finnegan, and Randy L. Welch. The portfolio managers appointed by PGI for each Principal LifeTime Fund are David M. Blake, Tim Dunbar, and Dirk Laschanzky. Messrs. Fennessey, Finnegan, Welch, Blake, Dunbar, and Laschanzky share day-to-day management of the Principal LifeTime Funds according to their respective responsibilities which are described as follows. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Fund’s strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set, operating as a team, sharing authority and responsibility for research with no limitation on the authority of one portfolio manager in relation to another.

James W. Fennessey, CFA. Mr. Fennessey is a Vice President of Principal Management Corporation. Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey graduated from Truman State University with a BS in Business Administration, with an emphasis in Finance, and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation.

Michael P. Finnegan, CFA. Mr. Finnegan is Chief Investment Officer for Principal Management Corporation.

Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal’s investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates’ consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa State University.

Randy L. Welch. Mr. Welch is a Vice President of Principal Management Corporation. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an MBA from Drake University.

Cash Management Program

Each fund has cash available in its portfolios to meet redemption requests and to pay expenses. Additionally, funds receive cash flows when shareholders purchase shares. Principal will invest the cash, which comprises a very small portion of the funds' portfolios, in money market investments and in stock index futures contracts based on the Fund's market cap to gain exposure to the market. Stock index futures provide returns similar to those of common stocks. Principal believes that, over the long term, this strategy will enhance the investment performance of the Funds. Principal has implemented a cash management program for the following Funds: LargeCap Growth II, LargeCap Value III, MidCap Growth III, MidCap Value I, MidCap Value II, SmallCap Growth II, SmallCap Value I, and SmallCap Value III.

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The Sub-Advisors

Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets of a specific Fund allocated to it by Principal. For these services, Principal pays the Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund’s investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Several of the Funds have multiple Sub-Advisors. For those Funds, Principal determines the portion of the Fund’s assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor’s firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times, existing Fund assets may be reallocated among Sub-Advisors.

Information regarding the Sub-Advisors and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in each of the Funds.

Sub-Advisor: AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is located at 1345 Avenue of the Americas, New York, NY 10105.

The portfolio managers listed below for the SmallCap Growth Fund I operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

The management of and investment decisions for the LargeCap Value Fund III’s portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser’s large internal research staff. No one person is principally responsible for making recommendations for the Fund’s portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Fund’s portfolio are Marilyn Fedak and John Mahedy.

Day-to-day
Fund	Fund Management
LargeCap Value III	Marilyn G. Fedak John Mahedy Chris Marx John D. Phillips, Jr.
SmallCap Growth I	Bruce K. Aronow N. Kumar Kirpalani Samantha S. Lau Wen-Tse Tseng

Bruce K. Aronow, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining AllianceBernstein in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior

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Associate with Kidder, Peabody & Company. Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.

Marilyn G. Fedak, CFA. Ms. Fedak joined AllianceBernstein in 1984 as a senior portfolio manager. An Executive Vice President of AllianceBernstein since 2000, she is Head of Global Value Equities and chair of the US Large Cap Value Equity Investment Policy Group. Ms. Fedak serves on AllianceBernstein’s Management Executive Committee and is also a Director of SCB Inc. She earned a BA from Smith College and an MBA from Harvard University. She has also earned the right to use the Chartered Financial Analyst designation.

N. Kumar Kirpalani, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Prior to joining AllianceBernstein in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in 1993. Previously, Mr. Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.

Samantha S. Lau, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Prior to joining AllianceBernstein in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a BS, magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.

John Mahedy, CPA. Mr. Mahedy was named Co-CIO–US Value equities in 2003. He continues to serve as director of research–US Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior research analyst at AllianceBernstein’s institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001. He earned a BS and an MBA from New York University.

Christopher W. Marx. Mr. Marx joined AllianceBernstein in 1997 as a research analyst. He covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Mr. Marx earned an AB in Economics from Harvard, and an MBA from the Stanford Graduate School of Business.

John D. Phillips, Jr., CFA. Mr. Phillips joined AllianceBernstein in 1994 and is a senior portfolio manager. He is also chairman of AllianceBernstein’s Proxy Voting Committee. Mr. Phillips earned a BA from Hamilton College and an MBA from Harvard University. He has also earned the right to use the Chartered Financial Analyst designation.

Wen-Tse Tseng. Mr. Tseng, Vice President and Portfolio Analyst/Manager, joined Alliance Bernstein in 2006 and is responsible for research and portfolio management for the US Small/SMD Cap Growth healthcare sector. Prior to joining the firm, he spent four years as the healthcare portfolio manager for the small-cap growth team at William D. Witter (the same team had previously managed assets for Weiss, Peck & Greer). Prior to that, Mr. Tseng was a senior healthcare analyst at JP Morgan Flemming Asset Management for a year and a half. Mr. Tseng holds a BS from National Taiwan University, an MS in Molecular Genetics and Microbiology from Robert Wood Johnson Medical School-University of Medicine and Dentistry of New Jersey, and an MBA from Graziadio School of Business and Management at Pepperdine University, Location: New York.

Sub-Advisor: American Century Investment Management, Inc. (“American Century”) was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111.

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

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Day-to-day
Fund	Fund Management
LargeCap Growth II	Prescott LeGard Gregory Woodhams
LargeCap Value II	Brendan Healy Charles A. Ritter

Brendan Healy, CFA. Mr. Healy, Vice President and Portfolio Manager, has been a member of the team that manages Large Cap Value since he joined American Century in April 2000 and has been a Portfolio Manager since February 2004. Before joining American Century, he spent six years with USAA Investment Management Company as an Equity Analyst. He has a Bachelor’s degree in Mechanical Engineering from the University of Arizona and an MBA from the University of Texas-Austin. He has earned the right to use the Chartered Financial Analyst designation.

Prescott LeGard, CFA. Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.

Charles A. Ritter, CFA. Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Cap Value since July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a Bachelor’s degree in Mathematics and a Master’s degree in Economics from Carnegie Mellon University as well as an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.

Gregory J. Woodhams, CFA. Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor’s degree in Economics from Rice University and a Master’s degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Barrow, Hanley, Mewhinney & Strauss (“BHMS”) is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly owned subsidiary of Old Mutual Asset Managers (US) LLC, which is a wholly owned subsidiary of Old Mutual plc. BHMS’s address is 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201

The day-to-day portfolio management is shared by two or more portfolio managers. The Portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
MidCap Value III	James P. Barrow Mark Giambrone

James P. Barrow. During Mr. Barrow’s investment career, he has worked as a securities analyst and portfolio manager for several major institutions including Citizens & Southern Bank of South Carolina, Atlantic Richfield and Reliance Insurance. In 1973 joined Republic National Bank of Dallas as a portfolio manager, where he worked with

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Tim Hanley and John Strauss. He later was placed in charge of the Employee Benefit Portfolio Group and was a member of the Trust Investment Committee until the founding of BHMS in 1979. He earned a BS from the University of South Carolina.

Mark Giambrone, CPA. Mr. Giambrone joined BHMS in December 1998 and became a principal in 2000. Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates. During his career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal.

Mr. Giambrone is a member of the American Institute of Certified Public Accountants. He graduated summa cum laude from Indiana University with a BS in Accounting, and earned an MBA from the University of Chicago.

Sub-Advisor: BlackRock Financial Management, Inc. ("BlackRock") is located at 40 East 52nd Street, New York, New York 10022. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., a public company, and is registered as an investment adviser under the Advisers Act.

The fund management team is led by a team of investment professionals at BlackRock, including the following individuals who have day-to-day responsibility: Stuart Spodek, Managing Director of BlackRock and Brian Weinstein, Managing Director of BlackRock. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to the other.

Day-to-day
Fund	Fund Management

Inflation Protection	Stuart Spodek Brian Weinstein

Stuart Spodek. Mr. Spodek is co-head of US Fixed Income within BlackRock's Fixed Income Portfolio Management Group. He is responsible for managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments, and implementing yield curve strategy across global portfolios. Mr. Spodek joined BlackRock in 1993 as an analyst in BlackRock's Portfolio Management Group and became a portfolio manager in 1995. Mr. Spodek earned a BS degree in engineering from Princeton University in 1993.

Brian Weinstein. Mr. Weinstein is a member of the Investment Strategy Group. His primary responsibility is the management of total return and real return products. Mr. Weinstein focuses on relative value opportunities across the yield curve in Government and Agency securities. Mr. Weinstein moved to his current role in the Portfolio Management Group in 2002. He began his career at BlackRock in the Portfolio Analytics Group in 2000. Mr. Weinstein earned a BA degree in history from the University of Pennsylvania in 2000.

Sub-Advisor: Columbus Circle Investors (“CCI”) is an affiliate of PGI and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902.

Clifford G. Fox is the lead portfolio manager and Michael Iacono is the assistant portfolio manager. Mr. Fox has the final decision making authority, but relies on Mr. Iacono as the analyst and researcher for stock ideas. Additionally, Mr. Iacono has the authority to execute trades in Mr. Fox’s absence.

	Day-to-day
Fund	Fund Management

LargeCap Growth	Anthony Rizza

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Day-to-day
Fund	Fund Management

MidCap Growth	Clifford G. Fox Michael Iacono
SmallCap Growth III	Clifford G. Fox

Clifford G. Fox, CFA. Mr. Fox, portfolio manager, joined CCI in 1992. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

Michael Iacono, CFA. Managing Director/Co-Portfolio Manager. Mr. Iacono joined Columbus Circle Investors in February, 1997 and rejoined in March, 2000 after a 10 month absence at Bedford Oak Advisors. During Mr. Iacono’s first years at CCI, he held the positions of Research Associate, Securities Analyst, and Senior Securities Analyst. During his 10 month absence, he held the position of portfolio manager at the investment partnership. Mr. Iacono also previously worked at Arthur Andersen, L.L.P. as a Senior Audit and Business Advisor. Mr. Iacono received his B.S. from Boston College. Mr. Iacono is a Certified Public Accountant and has earned the right to use the Chartered Financial Analyst designation. He is a member of the New York Society of Security Analysts.

Anthony Rizza, CFA. Mr. Rizza, portfolio manager, joined CCI in 1991. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

Sub-Advisor: Dimensional Fund Advisors LP (“Dimensional”), located at 1299 Ocean Avenue, Santa Monica, CA 90401, is a registered investment advisor.

Dimensional uses a team approach in managing the SmallCap Value Fund II. The investment team includes the Investment Committee of Dimensional, portfolio managers and all other trading personnel.

The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. As of the date of this Prospectus the Investment Committee has seven members. Investment decisions for the Portfolio are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and review all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. Stephen A. Clark and Robert T. Deere are primarily responsible for coordinating the day-to-day management of the Fund.

Stephen A. Clark. Mr. Clark is a Senior Portfolio Manager and Vice President of DFA and chairman of the Investment Committee. He joined DFA in 2001 and has been responsible for the portfolio management group since January 2006. He earned an MBA from the University of Chicago and a BS from Bradley University.

Robert T. Deere. Mr. Deere is a Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a B.S. and a B.A. from the University of California at San Diego. Mr. Deere joined Dimensional in 1991 and has been responsible for the domestic equity portfolios since 1994.

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Sub-Advisor: Edge Asset Management, Inc. (“Edge”) is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944. Its address is 601 Union Street, Suite 2200, Seattle, WA 98101-1377.

The day-to-day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

Mortgage Securities SAM Balanced Portfolio	Craig V. Sosey Michael D. Meighan Randall L. Yoakum
SAM Conservative Balanced Portfolio	Michael D. Meighan Randall L. Yoakum
SAM Conservative Growth Portfolio	Michael D. Meighan Randall L. Yoakum
SAM Flexible Income Portfolio	Michael D. Meighan Randall L. Yoakum
SAM Strategic Growth Portfolio	Michael D. Meighan Randall L. Yoakum

Michael D. Meighan, CFA. Mr. Meighan, Portfolio Manager-Asset Allocation of Edge, was responsible for co-managing the predecessor SAM Portfolios with Mr. Yoakum (see below) beginning March 2003. Mr. Meighan joined Edge in 1999. Between 1993 and 1999, he was employed with Mr. Yoakum at D.A. Davidson & Co. as a Portfolio Manager and Senior Analyst for its asset allocation product.

Craig V. Sosey. Mr. Sosey, Portfolio Manager of Edge, has had primary responsibility for the day-to-day management of the predecessor Short Term Income and predecessor U.S. Government Securities Funds since January 2000 and November 1998, respectively. He has been employed by Edge since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years.

Randall L. Yoakum, CFA. Mr. Yoakum, Chief Investment Strategist and Head of Asset Allocation of Edge, led a team of investment professionals in managing the predecessor SAM Portfolios beginning January 1, 2000. Between 1997 and 1999, Mr. Yoakum was Chief Investment Officer for D.A. Davidson & Co. Between 1994 and 1997, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen’s Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors) for eight years.

Sub-Advisor: Emerald Advisers, Inc. (“Emerald”) is a wholly owned subsidiary of Emerald Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald’s offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601.

	Day-to-day
Fund	Fund Management

SmallCap Growth II	Joseph W. Garner
	Kenneth G. Mertz II
	Stacey L. Sears

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Joseph W. Garner. Mr. Garner joined Emerald in 1994 and serves as Director of Emerald Research and Portfolio Manager. Prior to joining Emerald, Mr. Garner was the Program Manager of the Pennsylvania Economic Development Financing Authority (PEDFA); an Economic Development Analyst with the PA Department of Commerce’s Office of Technology Development; and an Industry Research Analyst with the Pittsburgh High Technology Council. Mr. Garner earned an MBA from the Katz Graduate School of Business, University of Pittsburgh, and graduated magna cum laude with a BA in Economics from Millersville University.

Kenneth G. Mertz II, CFA. Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc. Formerly he served as Past Trustee, Vice President of the Emerald Mutual Funds (1992-2005) and Chief Investment Officer of the Pennsylvania State Employees’ Retirement System (1985-1992). He earned a BA in Economics from Millersville University.

Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz, Ms. Sears and Mr. Garner work as a team developing strategy.

Stacey L. Sears. Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. She is co-manager of the Forward Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears earned a BS in Business Administration from Millersville University and an MBA from Villanova University.

Sub-Advisor: Essex Investment Management Company, LLC (“Essex”) is a Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients. Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Its address is 125 High Street, 29th Floor, Boston, MA 02110.

Day-to-day
Fund	Fund Management
SmallCap Growth II	Nancy B. Prial

Nancy B. Prial, CFA. Ms. Prial is a Portfolio Manager and Senior Principal on the Essex Small-Micro Cap Growth and Small-Mid Cap Growth strategies. Prior to joining the firm, she spent six years at The Burridge Group, LLC as Vice President and Chief Investment Officer and four years at the Twentieth Century Division of American Century Investors. She began her investment career in 1984 at Frontier Capital Management as a fundamental analyst and portfolio manager. Ms. Prial graduated from Bucknell University with a BS in Electrical Engineering and a BA in Mathematics. She also earned an MBA from Harvard Business School. Ms. Prial has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Goldman Sachs Asset Management, L.P. (“GSAM”) has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”). GSAM’s principal office is located at 32 Old Slip, New York, NY 10005.

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

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Day-to-day
Fund	Fund Management
LargeCap Blend I	Andrew Alford Mark Carhart Robert C. Jones
MidCap Value I	Dolores Bamford Andrew Braun Scott Carroll Sean Gallagher Eileen Rominger

Andrew Alford. Mr. Alford is a Managing Director and Senior Portfolio Manager at GSAM. Mr. Alford joined the Investment Adviser as a researcher in 1998 and has taken on portfolio management responsibilities for the long-only Structured Funds in 2007.

Dolores Bamford, CFA. Ms. Bamford is a Managing Director and Portfolio Manager at GSAM. Ms. Bamford joined as a portfolio manager for the Value team in April 2002. Prior to that, she was a portfolio manager at Putnam Investments for various products since 1991.

Andrew Braun. Mr. Braun is a Managing Director and Portfolio Manager at GSAM. Mr. Braun joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001.

Mark Carhart. Mr. Carhart is a Co-Chief Investment Officer and a Managing Director at GSAM. Mr. Carhart joined the Investment Adviser in 1997 within the Quantitative Investment Strategies group and has taken on portfolio management responsibilities for the Structured Funds in 2007.

Scott Carroll, CFA. Mr. Carroll is a Managing Director and Portfolio Manager at GSAM. Mr. Carroll joined as a portfolio manager for the Value team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had a portfolio management and analyst responsibilities for Growth and Income and Equity Income funds.

Sean Gallagher. Mr. Gallagher is a Managing Director and Portfolio Manager at GSAM. Mr. Gallagher joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.

Robert C. Jones, CFA. Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.

Eileen Rominger. Ms. Rominger is a Managing Director, Chief Investment Officer and Portfolio Manager at GSAM. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.

Sub-Advisor: J.P. Morgan Investment Management Inc. (“J.P. Morgan”), 245 Park Avenue, New York, NY 10167 is an indirect wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), a bank holding company.

J.P. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.

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The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
SmallCap Value I	Christopher T. Blum Dennis S. Ruhl

Christopher T. Blum, CFA. Managing Director of J.P. Morgan. Mr. Blum is a portfolio manager in the U.S. Quantitative Small Cap Equity Group. He rejoined the firm in 2001. Previously, he spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, Mr. Blum spent over three years with J.P. Morgan where he focused on structured small-cap core and small-cap value accounts. He earned his BBA in Finance at the Bernard M. Baruch School for Business and is a holder of the CFA designation.

Dennis S. Ruhl, CFA. Mr. Ruhl, Vice President of J.P. Morgan, joined the company in 1999. He is a portfolio manager in the U.S. Quantitative Small Cap Equity Group. His current responsibilities include managing structured small cap core and value accounts. Previously, he worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl earned Bachelor’s degrees in Mathematics and Computer Science and a Master’s degree in Computer Science, all from MIT. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham Park, New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity portfolios for institutional clients. Its address is 100 Campus Drive, Florham Park, NJ 07932-0650.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

MidCap Growth II	Bruce Jacobs Ken Levy
MidCap Value II	Bruce Jacobs Ken Levy

Bruce Jacobs, Ph.D. Dr. Jacobs serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Dr. Jacobs was Senior Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. Dr. Jacobs earned a BA from Columbia College, an MS in Operations Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University, and an MA in Applied Economics and a Ph.D. in Finance from the University of Pennsylvania’s Wharton School.

Ken Levy, CFA. Mr. Levy serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Mr. Levy was Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. He earned a BA in Economics from Cornell University and an MBA and an MA in Business Economics from the University of Pennsylvania’s Wharton School. He has earned the right to use the Chartered Financial Analyst designation.

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Sub-Advisor: Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”) is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, CA 90025.

The day-to-day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
MidCap Value I	David R. Borger Christine M. Kugler Stuart K. Matsuda Hal W. Reynolds Thomas D. Stevens
SmallCap Value III	David R. Borger Christine M. Kugler Stuart K. Matsuda Hal W. Reynolds Thomas D. Stevens

David R. Borger, CFA. Director of Research and Principal, L.A. Capital. Mr. Borger co-founded L.A. Capital in 2002 and is responsible for the development and management of the Dynamic Alpha Model (the firm’s proprietary stock selection model). Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He earned a BS from the Wittenberg University and an MA and MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.

Christine M. Kugler. Director of Implementation and Principal, L.A. Capital. Ms. Kugler was with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She earned a BA from the University of California, Santa Barbara.

Stuart K. Matsuda. Director of Trading and Principal, L.A. Capital. Mr. Matsuda co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Vice President and principal at Wilshire Associates where he also served as Wilshire Asset Management’s Director of Trading. He earned a BBA from the University of Hawaii and an MBA from California State University Northridge.

Hal W. Reynolds, CFA. Chief Investment Officer and Principal, L.A. Capital. Mr. Reynolds co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He joined the consulting division of Wilshire Associates in 1989 where he served as a senior consultant and also designed the Wilshire Compass (the firm’s asset allocation and manager optimization technology system). In 1989, he joined Wilshire Asset Management as Chief Investment Officer. Mr. Reynolds earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation. Thomas D. Stevens, CFA. Chairman and Principal, L.A. Capital. Mr. Stevens co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Senior Managing Director and Principal at Wilshire Associates. He joined Wilshire in 1980 and for six years directed its Equity Division, overseeing the delivery of the Equity and Index Fund Management Services, In 1986, he assumed responsibility for Wilshire Asset Management and for the next 16 years headed that division. Mr. Stevens earned a BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: MacKay Shields LLC (“MacKay Shields”) was founded in 1938 as an economic consulting firm and became a registered investment advisor in April 1969. At that time, the firm began managing domestic equity accounts for U.S. tax-exempt clients. MacKay Shields has one office that is located at 9 West

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57(th) Street, New York, NY 10019. All aspects of investment management and client service are conducted from this location.

The day-to-day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
MidCap Growth II	Robert J. Centrella Edmund C. Spelman

Robert J. Centrella, CFA. Mr. Centrella is a Managing Director Portfolio Manager/Research Analyst Equity Division and joined MacKay Shields in 1996 as a Portfolio Manager/Research Analyst in the Equity Division. He received a BS in Accounting from the University of Scranton and an MBA in Finance from George Mason University. He has earned the right to use the Chartered Financial Analyst designation.

Edmund C. Spelman. Mr. Spelman Senior Managing Director and Head of the Growth Equity Division; he leads the Partners MidCap Growth Fund II investment team. Mr. Spelman has worked for MacKay Shields since 1991. Mr. Spelman earned a BA and an MS from the University of Pennsylvania.

Sub-Advisor: Mellon Capital Management Corporation (“Mellon Capital”), 500 Grant Street, Suite 4200, Pittsburgh, PA 15258. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation (“Mellon”).

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

MidCap Growth III	Adam T. Logan John O’Toole
SmallCap Value I	Ronald P. Gala Peter D. Goslin

Ronald P. Gala, CFA. Mr. Gala is a Senior Vice President and principal of Mellon Capital and joined the firm in 1993. Mr. Gala earned an MBA in Finance from the University of Pittsburgh and a BS in Business Administration from Duquesne University. He has earned the right to use the Chartered Financial Analyst designation.

Peter D. Goslin, CFA. Mr. Goslin is a Vice President and Portfolio Manager with Mellon Capital. Before joining Mellon Capital in 1999, Mr. Goslin spent over four years with Merrill Lynch. During his tenure with Merrill, he worked as a NASDAQ market maker and an equity index options proprietary trader. Prior to that, he ran Merrill’s S&P options desk at the Chicago Mercantile Exchange. Mr. Goslin earned his MBA in Finance at the University of Notre Dame Graduate School of Business following a BS in Finance from St. Vincent College. He has earned the right to use the Chartered Financial Analyst designation.

Adam T. Logan, CFA. Joining the company in 1998, Mr. Logan is a portfolio manager and Vice President of Mellon Capital. Previously, he performed duties as a financial analyst in Mellon Financial Corporation’s corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate
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School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.

John O’Toole, CFA. Joining the company in 1990, Mr. O’Toole is a Senior Vice President and a principal of Mellon Capital. Mr. O’Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Pacific Investment Management Company LLC (“PIMCO”) was organized in 1971 and provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

Day-to-day
Fund	Fund Management

Core Plus Bond Fund I	William H. Gross

William H. Gross. Mr. Gross is the Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO. He has managed investment portfolios for over thirty years. Mr. Gross has served as a portfolio manager for the Core Plus Bond Fund I since 2008.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

Bond & Mortgage Securities	William C. Armstrong
Timothy R. Warrick
Disciplined LargeCap Blend	Jeffrey A. Schwarte
Diversified International	Paul H. Blankenhagen
Juliet Cohn
Chris Ibach
Government & High Quality Bond	Bryan C. Davis
Brad Fredericks
High Quality Intermediate-Term Bond	William C. Armstrong
Timothy R. Warrick
International Emerging Markets	Michael Ade
Mihail Dobrinov
Michael L. Reynal
International Growth	Steve Larson
John Pihlblad

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Day-to-day
	Fund	Fund Management

	LargeCap S&P 500 Index	Dirk Laschanzky
Scott W. Smith
	LargeCap Value	Arild Holm
John Pihlblad
	MidCap Blend	K. William Nolin
	MidCap S&P 400 Index	Dirk Laschanzky
Scott W. Smith
	MidCap Value III	Stephen Musser
Jeffrey A. Schwarte
	Money Market	Tracy Reeg
Alice Robertson
	Principal LifeTime 2010	David M. Blake
Tim Dunbar
Dirk Laschanzky
	Principal LifeTime 2015	David M. Blake
Tim Dunbar
Dirk Laschanzky
	Principal LifeTime 2020	David M. Blake
Tim Dunbar
Dirk Laschanzky
	Principal LifeTime 2025	David M. Blake
Tim Dunbar
Dirk Laschanzky
	Principal LifeTime 2030	David M. Blake
Tim Dunbar
Dirk Laschanzky
	Principal LifeTime 2035	David M. Blake
Tim Dunbar
Dirk Laschanzky
	Principal LifeTime 2040	David M. Blake
Tim Dunbar
Dirk Laschanzky
	Principal LifeTime 2045	David M. Blake
Tim Dunbar
Dirk Laschanzky
	Principal LifeTime 2050	David M. Blake
Tim Dunbar
Dirk Laschanzky
	Principal LifeTime 2055	David M. Blake
Tim Dunbar
Dirk Laschanzky
	Principal LifeTime Strategic Income	David M. Blake
Tim Dunbar
Dirk Laschanzky
	Short-Term Bond	Craig Dawson
Doug Earney

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Day-to-day
Fund	Fund Management
SmallCap Blend	Thomas Morabito Phil Nordhus
SmallCap Growth SmallCap S&P 600 Index	Mariateresa Monaco Dirk Laschanzky Scott W. Smith
SmallCap Value Ultra Short Bond	Thomas Morabito Craig Dawson Doug Earney

Michael Ade, CFA. Mr. Ade is a research analyst and serves as a co-portfolio manager for Principal Global Investors. Based in Singapore, his company research focus encompasses the consumer, health care and non-bank financial sectors. Mr. Ade joined the firm in 2001. He received a bachelor’s degree in finance from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

William C. Armstrong, CFA. Mr. Armstrong is a portfolio manager for PGI. He manages multi-sector portfolios that invest in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns, and agencies. He joined the firm in 1992. Previously he served as a commissioned bank examiner at Federal Deposit Insurance Commission. He earned a Master’s degree from the University of Iowa and a Bachelor’s degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.

David M. Blake, CFA. Mr. Blake is the executive director and chief investment officer of fixed income for Principal Global Investors. Prior to joining Principal Global Investors in 2000, he was a senior portfolio manager for Boatmen's Capital Management, a subsidiary of Bank of America, where he began his career in 1989. Mr. Blake received both an MBA and a bachelor's degree from Saint Louis University. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Paul H. Blankenhagen, CFA. Mr. Blankenhagen joined the firm in 1992 and was named a portfolio manager in 2000. He is responsible for developing portfolio strategy and the ongoing management of core international equity portfolios. He earned a Master’s degree from Drake University and a Bachelor’s degree in Finance from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.

Juliet Cohn. Ms. Cohn is a portfolio manager at PGI. She co-manages the core international equity portfolios, with an emphasis on Europe and on the health care sector. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a Bachelor’s degree in Mathematics from Trinity College, Cambridge England.

Bryan C. Davis, CFA. Mr. Davis is a senior trader/research analyst for Principal Global investors. He is responsible for trading mortgage-backed securities and developing investment strategies related to mortgages and derivatives.

Mr. Davis joined the firm in 1993 as a servicing valuation director for Principal Residential Mortgage. He can became the director of servicing hedging in 2002 before moving into his current position in 2004. Mr. Davis earned a bachelor’s degree in finance from University of lowa. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Craig Dawson, CFA. Mr. Dawson is a portfolio manager at PGI. He is co-manager of the ultra short and short term bond portfolios. He joined the firm in 1998 as a research associate, then moved into a portfolio analyst role before moving into a portfolio manager position in 2002. He earned an MBA and a Bachelor’s degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.

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Mihail Dobrinov, CFA. Mr. Dobrinov is a research analyst and serves as a co-portfolio manager for PGI. He specializes primarily in the analysis of companies in the industrial sector, and serves as co-manager for diversified emerging markets portfolios. He joined the firm as an international and emerging market debt and currency specialist in 1995 and joined the equities team in 2002. Mr. Dobrinov received an MBA in finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mihail does not provide legal services on behalf of any of the member companies of the Principal Financial Group.)

Tim Dunbar. Mr. Dunbar is executive director and head of equities for Principal Global Investors. In this capacity, he oversees the business management and strategic direction of the firm's equity group on a global basis. He joined the firm in 1986 and has held a wide range of investment management roles and has been a member of the Principal Global Investors senior management team for nearly five years. Most recently, he was responsible for overseeing asset management merger and acquisition activities. Mr. Dunbar received a bachelor's degree from Iowa State University.

Doug Earney, CFA. Mr. Earney is a portfolio manager with Principal Global Investors, LLC. His current responsibilities include managing multi-sector portfolios including long duration, stable value, and third-party insurance company mandates. Mr. Earney's prior responsibilities have included asset allocation, risk management, and investment strategy development for multi-asset class portfolios. He joined the firm in 2000 and has served as a portfolio manager for the Short-Term Bond Fund and Ultra Short Bond Fund since 2008. He earned a bachelor's degree in mechanical engineering from Iowa State University and an MBA in finance and accounting from the University of Chicago. Mr. Earney has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Brad Fredericks. Mr. Fredericks is a portfolio manager at PGI. He is responsible for co-managing the government securities accounts. His responsibilities include general portfolio overview and security analysis. He joined the firm in 1998 as a financial accountant and was named a portfolio manager in 2002. Previously, Mr. Fredericks was an assistant trader at Norwest Mortgage. He earned a Bachelor’s degree in Finance from Iowa State University.

Mr. Fredericks is a Fellow of the Life Management Institute (FLMI).

Arild Holm, CFA . Mr. Holm is a portfolio manager at PGI. He specializes in the management of large cap value portfolios and also provides analyst coverage of domestic energy companies. Before joining Principal in 2002, Mr. Holm was an investment officer with the University of California. Previously, he spent five years with the Colorado Public Employees’ Retirement Association (PERA) as an energy portfolio manager and three years as an oil and gas analyst with Hanifen, Imhoff, Inc. Mr. Holm earned an MBA in Finance from the University of Colorado and a Bachelor’s degree in Management Sciences from the University of Manchester Institute of Science and Technology (England). He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Christopher Ibach, CFA. Mr. Ibach is an associate portfolio manager and equity research analyst at PGI. He specializes primarily in the analysis of international technology companies, with a particular emphasis on semiconductor research. Prior to joining PGI in 2000, he gained six years of related industry experience with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor’s degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Steven Larson, CFA. Mr. Larson is a portfolio manager for PGI. He is responsible for co-managing PGI’s international growth portfolio as well as covering the utilities sector for core international portfolios. Prior to joining the firm in 2001, he led the investment management review and portfolio analysis process for the $80 billion Wells Fargo fund family. He earned an MBA in Finance from the University of Minnesota and a Bachelor’s degree from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Dirk Laschanzky, CFA. Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

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Mariateresa Monaco. Ms. Monaco is a portfolio manager and member of the domestic small-cap equity team at PGI. She serves as lead portfolio manager for the small-cap growth portfolios. Ms. Monaco joined PGI in 2005 with a decade of prior equity investment experience with Fidelity Management and Research in Boston where she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master’s degree in Electrical Engineering from Northeastern University. She also earned a Master’s degree in Electrical Engineering from Politecnico di Torino, Italy.

Thomas Morabito, CFA. Mr. Morabito leads the small-cap portfolio management team for PGI and is the portfolio manager on the small-cap value portfolios. Prior to joining PGI in 2000, he managed the Structured Small Cap Fund for Invesco Management & Research. He earned an MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.

Stephen B. Musser, CFA. Mr. Musser is a portfolio manager at PGI. He specializes in the management of mid cap value portfolios and also provides analyst coverage of companies in the financial services industry. Mr. Musser joined the firm in 2001. Previously, he was an analyst for A.G. Edwards & Sons. He earned an MBA in Finance and a Bachelor’s degree in Economics from the University of Missouri. He has earned the right to use the Chartered Financial Analyst designation.

K. William Nolin, CFA. Mr. Nolin is a portfolio manager for PGI. He serves as the portfolio manager for the firm’s international small-cap equity portfolios. He joined the firm in 1994. He earned an MBA from the Yale School of Management and a Bachelor’s degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Phil Nordhus, CFA. Mr. Nordhus joined PGI in 1990 and was previously involved in corporate acquisitions and divestitures before moving to the equity group in 2000. Most recently, he has been involved in managing the small-cap portfolios and has responsibility for managing the small-cap analyst team. Mr. Nordhus earned an MBA from Drake University and a Bachelor’s degree in Economics from Kansas State University. He has earned the right to use the Chartered Financial Analyst designation.

John Pihlblad, CFA. Mr. Pihlblad is a portfolio manager at PGI. He joined the firm in 2000 and led the development of PGI’s Global Research Platform. He has over 25 years experience in creating and managing quantitative investment systems. Prior to joining PGI, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He earned a BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.

Tracy Reeg. Ms. Reeg is a portfolio manager at PGI. She is involved in the portfolio management of money market portfolios. She joined the firm in 1993 and began trading and portfolio management duties in 2000. Ms. Reeg earned a Bachelor’s degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).

Michael L. Reynal. Mr. Reynal is a portfolio manager at PGI. He specializes in the management of emerging markets portfolios, as well as regional Asian equity portfolios. Prior to joining PGI in 2001, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. Mr. Reynal earned an MBA from the Amos Tuck School at Dartmouth College, an MA in History from Christ’s College at the University of Cambridge and a BA in History from Middlebury College.

Alice Robertson. Ms. Robertson is a trader for PGI on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master’s degree in Finance and Marketing from DePaul University and her Bachelor’s degree in Economics from Northwestern University.

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Jeffrey A. Schwarte, CFA, CPA. Mr. Schwarte is a portfolio manager at PGI. He manages the large-cap core portfolios and is co-portfolio manager on the midcap value strategies. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He earned a Bachelor’s degree in Accounting from the University of Northern Iowa. He has earned the right to use the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI).

Scott W. Smith. Mr. Smith is a research analyst and portfolio manager at PGI. He is an analyst within the firm’s asset allocation and structured investments group. He also provides research assistance to various business units within Principal Global Investors. Mr. Smith joined the firm in 1999. He received a bachelor’s degree in finance from Iowa State University.

Lisa A. Stange, CFA. Ms. Stange is a portfolio manager and strategist for PGI. She is responsible for managing the government securities portfolios and the mortgage-backed securities (MBS) within the multi-sector portfolios. As a strategist, Ms. Stange is involved in the formulation of broad investment strategy, quantitative research and product development. Previously, she was co-portfolio manager for U.S. multi-sector portfolios. She joined the firm in 1989. Ms. Stange earned an MBA and a Bachelor’s degree from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.

Timothy R. Warrick, CFA. Mr. Warrick is a portfolio manager at PGI with responsibility for the corporate and U.S. multi-sector portfolios. He also serves as portfolio management team leader with responsibility for overseeing portfolio management function for all total return fixed income products. Prior to his portfolio management responsibilities with the firm, Mr. Warrick was a fixed income credit analyst and extensively involved in product development. He joined the firm in 1990. He received an MBA in Finance from Drake University and a Bachelor’s degree in Accounting and Economics from Simpson College. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Principal Real Estate Investors, LLC (“Principal - REI”), an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal -REI’s address is 801 Grand Avenue, Des Moines, IA 50392.

Day-to-day
Fund	Fund Management
Real Estate Securities	Kelly D. Rush

Kelly D. Rush, CFA. As portfolio manager, Mr. Rush directs the real estate investment trust (REIT) activity for Principal - REI, the dedicated real estate group of Principal Global Investors. He has been with the real estate investment area of the firm since 1987. He has served as a portfolio manager for the global real estate securities portion of the Global Diversified Income Fund since 2008. He earned a Bachelor’s degree in Finance and an MBA in Business Administration from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Pyramis Global Advisors, LLC (“Pyramis”) is a Sub-Advisor. Pyramis’s address is 900 Salem Street, Smithfield, RI 02917.

Day-to-day
	Fund	Fund Management

	International I	Cesar Hernandez

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Cesar E. Hernandez, CFA. Mr. Hernandez is a Senior Vice President and Portfolio Manager at Pyramis. He developed the Select International discipline at Pyramis and has been responsible for managing Select International portfolios on behalf of institutional investors since the discipline’s inception. Mr. Hernandez earned his B.S from the Universidad Simon Bolivar and his M.B.A from Babson College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society.

Sub-Advisor: Spectrum Asset Management, Inc. (“Spectrum”) is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

Preferred Securities	L. Phillip Jacoby Bernard M. Sussman

L. Phillip Jacoby. Mr. Jacoby is Sr. Vice President and Portfolio Manager for Spectrum and chairman of Spectrum’s Investment Committee. Prior to joining Spectrum in 1995, he was a senior investment officer as USL Capital Corporation, a subsidiary of Ford Motor Corporate, and co-managed a $600 million preferred stock portfolio. He earned his BS in Finance from Boston University.

Bernard M. Sussman. Mr. Sussman is Chief Investment Officer of Spectrum and Chair of its Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was a general partner and head of the Preferred Stock area of Goldman Sachs & Co. He was responsible for sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid (MIPS) market. He earned both an MBA in Finance and a Bachelor’s degree in Industrial Relations from Cornell University.

Sub-Advisor: T. Rowe Price Associates, Inc. (“T. Rowe Price”), a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 70 years of investment management experience.

T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

Day-to-day
Fund	Fund Management
LargeCap Blend II	Anna M. Dopkin Ann M. Holcomb
LargeCap Growth I	Robert W. Sharps

Anna M. Dopkin, CFA. Ms. Dopkin serves as Chairman of the Investment Advisory Committee for the Fund.

Ms. Dopkin is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Director of U.S. Equity Research North America, and a member of the firm’s Equity Steering Committee. Prior to joining T. Rowe Price in 1996, she worked at Goldman Sachs in its Mortgage Securities Department in New York and London. Ms. Dopkin earned a B.S., magna cum laude, from The Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial Analyst designation.

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Ann M. Holcomb, CFA. Ms. Holcomb is a vice president of T. Rowe Price Group, Inc., T. Rowe Price Associates, Inc., and T. Rowe Price Trust Company. She is also a portfolio manager and quantitative analyst in the Quantitative Equity Group. Ms. Holcomb is a vice president and Investment Advisory Committee member of the Capital Opportunity Fund. She joined the firm in 1996, and prior to her current position she was an investment data analyst and database programmer in the Quantitative Equity Group. Ms. Holcomb earned a B.A. in mathematics from Goucher College and an M.S. in finance from Loyola College. She has also earned the Chartered Financial Analyst designation.

Robert W. Sharps, CFA, CPA. Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also the lead Portfolio Manager with the Large-Cap Growth Strategy Team in the U.S. Equity Division and a member of the Equity Steering Committee. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has earned the right to use the Chartered Financial Analyst designation and the Certified Public Accountant accreditation.

Sub-Advisor: Turner Investment Partners, Inc. (“Turner”) was founded in 1990. Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management

MidCap Growth III	Tara R. Hedlund Christopher K. McHugh Jason D. Schrotberger

Tara R. Hedlund, CFA, CPA. Ms. Hedlund joined Turner in 2000. Previously, she was an audit engagement senior at Arthur Andersen LLP. She has been in investment management since 1995. She earned a BBS in Accountancy from Villanova University. She has earned the right to use the Chartered Financial Analyst designation.

Christopher K. McHugh. Mr. McHugh, Vice President and Senior Portfolio Manager, joined Turner in 1990. Prior to joining Turner, he was a performance specialist at Provident Capital Management. He earned a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph’s University.

Jason D. Schrotberger, CFA. Mr. Schrotberger joined Turner in 2001. Previously, he was an investment analyst at BlackRock Financial Management. He has been in investment management since 1994. He earned a BA in Economics from Denison University and an MBA in Finance from the University of Illinois. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), a Delaware corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the “Group”) of UBS

AG.

Thomas Cole, Thomas Digenan, Scott Hazen, and John Leonard are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the LargeCap Value Fund I. Mr. Cole as the head of the investment management team leads the portfolio construction process and reviews the overall composition of the Fund's portfolio to ensure compliance with its stated investment objectives and strategies.

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Mr. Digenan, Mr. Hazen, and Mr. Leonard work closely with Mr. Cole on portfolio construction and ensuring that Fund investment objectives are met.

The day-to-day portfolio management for the SmallCap Growth II Fund is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
LargeCap Value I	Thomas M. Cole Thomas J. Digenan Scott C. Hazen John C. Leonard
SmallCap Growth II	Paul A. Graham, Jr. David N. Wabnik

Thomas M. Cole, CFA. Mr. Cole is Head of North American Equities, Research Director for North American Equities, and a Managing Director at UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1985 and a portfolio manager of the Fund since 2001. He has earned the right to use the Chartered Financial Analyst designation.

Thomas J. Digenan, CFA, CPA. Mr. Digenan has been a North American Equity Strategist at UBS Global Asset Management since 2001, and is a Managing Director of UBS Global Asset Management. Mr. Digenan was President of The UBS Funds from 1993 to 2001. He has been a portfolio manager of the Fund since 2001. He has earned the right to use the Chartered Financial Analyst designation.

Paul A. Graham, Jr., CFA. Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Head of Growth Investors and Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

Scott C. Hazen, CFA. Mr. Hazen has been a North American Equity Strategist at UBS Global Asset Management since 2004, and is an Executive Director of UBS Global Asset Management. From 1992 until 2004, Mr. Hazen was a Client Service and Relationship Management professional with UBS Global Asset Management. He has been a portfolio manager of the Fund since 2004. He has earned the right to use the Chartered Financial Analyst designation.

John C. Leonard, CFA. Mr. Leonard is Global Head of Equities and a Member of the UBS Group Managing Board. He has been an investment professional with UBS Global Asset Management since 1991, and a portfolio manager of the Fund since its inception. He has earned the right to use the Chartered Financial Analyst designation.

David N. Wabnik. Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995.

Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School.

Sub-Advisor: Vaughan Nelson Investment Management, LP (“Vaughan Nelson”) is located at 600 Travis Street, Suite 6300, Houston, Texas 77002. Founded in 1970, Vaughan Nelson is a subsidiary of Natixis Global Asset Management, L.P.

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The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
SmallCap Value II	Chris D. Wallis Scott J. Weber

Chris D. Wallis, CFA. Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. He received a B.B.A. from Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 15 years of investment/financial analysis and accounting experience.

Scott J. Weber. Mr. Weber, a Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson, he was a vice president from 2001 to 2003 and a senior associated from 2000 to 2001 of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. Mr. Weber holds the designation of Chartered Financial Analyst and has over 10 years of investment management and financial analysis experience.

Sub-Advisor: Westwood Management Corp. ("Westwood"), a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company.

Westwood's principal place of business is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201.

The day-to-day portfolio management is shared by a portfolio management team. The portfolio management team participates in regular meetings during which investment ideas are discussed. Investment decisions are made by majority agreement of the portfolio management team. The team members with the most significant responsibility for the Fund's assets are listed below; the list does not include all members of the investment team.

Day-to-day
Fund	Fund Management

LargeCap Value III	Susan M. Byrne Mark R. Freeman Scott D. Lawson Jay K. Singhania Kellie R. Stark

Susan M. Byrne. Ms. Byrne has served as Chairman and Chief Investment Officer since founding Westwood in 1983. She participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. She has authority to direct trading activity for the Fund. Ms. Byrne attended the University of California at Berkeley.

Mark R. Freeman, CFA. Mr. Freeman has served as Senior Vice President and Portfolio Manager for Westwood since 2006. He joined Westwood in 1999 and served as Vice President and Portfolio Manager from 2000 to 2006. Mr. Freeman participates in the investment decision process during the portfolio team meetings in which the team determines the stock selection and weights for the model portfolio. He has authority to direct trading activity for the Fund. Mr. Freeman earned a BA in Economics from Millsaps College and an MS in Economics from Louisiana State University. Mr. Freeman has earned the right to use the Chartered Financial Analyst designation.

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Scott D. Lawson, CFA. Mr. Lawson has served as Vice President and Senior Research Analyst since joining Westwood in 2003. Prior to joining Westwood, Mr. Lawson was an Assistant Portfolio Manager at Bank of America from 2000 to 2003. Mr. Lawson participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. He has authority to direct trading activity for the Fund. Mr. Lawson earned a BS in Economics from Texas Christian University and an MBA from St. Louis University. Mr. Lawson has earned the right to use the Chartered Financial Analyst designation.

Jay K. Singhania, CFA. Mr. Singhania has served as Vice President and Research Analyst for Westwood since 2004. Prior to this appointment, Mr. Singhania served as Assistant Vice President and Research Analyst for Westwood from 2002 to 2004. He participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. He has authority to direct trading activity on the Fund. Mr. Singhania earned a BBA in Finance from the University of Texas at Austin and participated in its MBA Undergraduate Financial Analyst Program, specializing in the Energy sector. Mr. Singhania has earned the right to use the Chartered Financial Analyst designation.

Kellie R. Stark, CFA. Ms. Stark has served as Senior Vice President for Westwood since 2004. Prior to this appointment, she served as Vice President and Associate Portfolio Manager for Westwood from 1997 to 2004. She joined Westwood in 1992. Ms. Stark participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. She has authority to direct trading activity for the Fund. Ms. Stark earned a BS in Finance and an MBA with an emphasis in Accounting from the University of Colorado at Boulder. Ms. Stark has earned the right to use the Chartered Financial Analyst designation.

The Sub-Sub-Advisors

Principal Global Investors, LLC (“PGI”) has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of PGI for a certain portion of the Fund’s assets. The sub-sub-advisor is paid a fee by PGI.

PGI is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund’s portfolio are made by Spectrum Asset Management, Inc. (“Spectrum”), which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund’s portfolio are made by Spectrum.

See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.

Fees Paid to Principal

The Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2008 was:

To be filed by amendment.

A discussion regarding the basis for the Board of Directors approving the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2008 and in the annual report to shareholders for the fiscal year ended October 31, 2008.

Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:

  hire one or more Sub-Advisors;
  change Sub-Advisors; and
  reallocate management fees between itself and Sub-Advisors.
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Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund’s reliance on the order; however, only the Inflation Protection, International I, LargeCap Blend I, LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value I, LargeCap Value II, LargeCap Value III, MidCap Growth II, MidCap Growth III, MidCap Value I, MidCap Value II, MidCap Value III, SmallCap Growth I, SmallCap Growth II, SmallCap Growth III, SmallCap Value I, SmallCap Value II and SmallCap Value III Funds intend to rely on the order.

PRICING OF FUND SHARES

Each Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):

  on a day that the NYSE is open and
  prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For all Funds, except the Money Market Fund, the share price is calculated by:

  taking the current market value of the total assets of the Fund subtracting liabilities of the Fund
  dividing the remainder proportionately into the classes of the Fund subtracting the liability of each class
  dividing the remainder by the total number of shares outstanding for that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.

NOTES:

  If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
  A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund’s NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated.
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  Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.
  Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.
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PURCHASE OF FUND SHARES Shares may be purchased:

via the internet.

standard method of accepting data for plans with fewer than 1,000 current and terminated (within the last five years) members.

available 7 days a week (7 a.m. to 9 p.m. Central Time).

using a modem.

plan contributions transferred electronically.

standard method of accepting data for plans with more than 1,000 current and terminated (within the last five years) members.

available 24 hours a day, 7 days a week.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares. The Funds may periodically close to new purchases of shares or refuse any order to buy shares if Principal determines that doing so would be in the best interests of the Fund and its shareholders.

Effective the close of business on September 1, 2007, the SmallCap Blend Fund (the “fund”) closed to new investors. With limited exceptions, those who were fund shareholders on September 1, 2007 may, however, continue to purchase shares in fund accounts in existence at that time. Principal may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.

REDEMPTION OF FUND SHARES

Subject to any restrictions imposed by a plan, shares may be sold back to the Fund any day the NYSE is open. For more information about how to sell shares of the Fund, including any charges that a plan may impose, please consult the plan.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Redemption fees. The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in “Exchange of Fund Shares.”

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EXCHANGE OF FUND SHARES

An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary or an employee benefit plan imposes, Fund shares may be exchanged, without charge, for shares of any other Fund of Principal Investors Fund, provided that:

  the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund, the share class of such other Fund is available through the plan, and the share class of such other Fund is available in the shareholder’s state of residence.

All exchanges completed on the same day are considered a single exchange for purposes of this exchange limitation. In addition, the Fund will reject an order to purchase shares of any Fund, except shares of the Money Market Fund, if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions.

If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange restriction described above, Fund management may waive this restriction in lieu of the exchange limitation that the intermediary is able to impose if, in management’s judgment, such limitation is reasonably likely to prevent excessive trading in Fund shares. In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or Principal believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

Frequent purchases and redemptions pose a risk to the Funds because they may:

Disrupt the management of the Funds by:

forcing the Funds to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and

causing unplanned portfolio turnover;

Hurt the portfolio performance of the Funds; and

Increase expenses of the Funds due to:

increased broker-dealer commissions and

increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.

The Funds have adopted procedures to “fair value” foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds may be negatively impacted and may cause investors to suffer the harms described. The potential negative impact and harms of undetected excessive trading in shares of the underlying Funds in which the Principal LifeTime Funds or Strategic

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Asset Management Portfolios invest could flow through to the Principal LifeTime Funds and Strategic Asset Management Portfolios as they would for any Fund shareholder. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may negatively impact the Funds.

The Funds have adopted an exchange frequency restriction, described above in “Exchange of Fund Shares” to limit excessive trading in fund shares.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The payment schedule is as follows:

  The Bond & Mortgage Securities, Government & High Quality Bond, Inflation Protection, Mortgage Securities, Short-Term Bond, and Ultra Short Bond Funds declare dividends of their daily net investment income each day their shares are priced. On the last business day of each month the Funds will pay out their accumulated declared dividends.
  The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested into additional shares of the Fund.
  The Preferred Securities Fund pays its net investment income monthly. The payment date is the last business day of each month.
  The Core Plus Bond I and Real Estate Securities Funds and the SAM Flexible Income, SAM Conservative Balanced, and SAM Balanced Portfolios each pay their net investment income quarterly. The payment date is the last business day of March, June, September, and December.
  The Diversified International, International I, International Emerging Markets, International Growth, Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, Principal LifeTime Strategic Income, SAM Conservative Growth Portfolio, and SAM Strategic Growth Portfolio Funds pay their net investment income annually. The payment date is the last business day of December.
  The other Funds pay their net investment income annually. The payment date is the fifteenth business day of December.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the eighth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be

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posted monthly on our web site at www.principal.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-547-7754. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions to IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2009, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

FUND ACCOUNT INFORMATION

Statements

Statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid, and other information.

This information may also be accessed at www.principal.com.

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Orders Placed by Intermediaries

Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the New York Stock Exchange closes at a time other than 3 p.m. Central Time.

Minimum Account Balance

The Principal Funds reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan’s investments in the Fund is less than the minimum. Principal Investors Fund has set the minimum at $2.5 million. The redemption proceeds would then be sent according to the directions of the appropriate plan fiduciary. If the Fund exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have 30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum.

Reservation of Rights

The Principal Funds reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Funds reserves the right to change the share classes described herein. Shareholders will be notified of any such action to the extent required by law.

Multiple Translations

This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

Procedures for Opening an Account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identify within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.

Financial Statements

Plans will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.

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PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

FINANCIAL HIGHLIGHTS

To be filed by amendment.

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APPENDIX A SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may adversely affect a particular Fund as a whole are called “principal risks.” The principal risks of investing in the Funds are stated above as to each Fund in the Fund’s description. Each of these risks is summarized below. The first three risks described below apply to all of the Funds. The remaining risks apply to certain of the Funds as described previously. Additional information about the Funds, their investments, and the related risks is located under “Certain Investment Strategies and Related Risks” and in the Statement of Additional Information.

Risks Applicable to All Funds

Credit and Counterparty Risk

Each of the funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Liquidity Risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Market Risk

The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Risks Applicable to Certain Funds

Active Trading Risk

A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Derivatives Risk

Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered riskier than direct investments and, in a down market, could become harder to value or sell at a fair price. Some derivative transactions may give rise to leverage. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Emerging Market Risk

Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

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Equity Securities Risk

Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Eurodollar and Yankee Obligations Risk

Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that a foreign government will not let U.S. dollar-denominated assets leave the country, the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and adverse political or economic developments will affect investments in a foreign country.

Exchange Rate Risk

Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Exchange-Traded Funds ("ETFs") Risk

To the extent that a Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based, and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses.

Fixed-Income Securities Risk

Fixed-income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Foreign Securities Risk

Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

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Geographic Concentration Risk

Funds that invest significant portions of their assets in concentrated geographic areas such as a particular state or region of the U.S. have more exposure to local or regional economic risks than funds that invest more broadly.

Growth Stock Risk

Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A fund’s strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

High Yield Securities Risk

Fixed-income securities that are not investment grade are commonly referred to as high yield securities or “junk bonds.” While these securities generally provide greater income potential than investments in higher rated fixed-income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed-income securities. High yield securities are considered speculative by the major credit rating agencies.

Initial Public Offerings (“IPOs”) Risk

There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

Investment Company Securities Risk

Certain funds invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including investment advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

Management Risk

Each of the funds is actively managed by its investment advisor or sub-advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub-advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub-advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Segment Risk

Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  MidCap: A fund’s strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.
  LargeCap: A fund’s strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.
  SmallCap: A fund’s strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

Master Limited Partnership ("MLP") Risk

MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries, but they also may finance research and development and other projects. To the extent that an MLP's

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interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. In addition, MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Mid Cap Stock Risk

Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

Municipal Securities Risk

Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of funds investing in such securities. Funds that invest in municipal securities are also subject to the risk that some or all of the interest they receive from such securities might become taxable by law or determined by the Internal Revenue Service (or the relevant state’s tax authority) to be taxable, in which event the value of such funds’ investments would likely decline.

Non-Diversification Risk

A fund that is non-diversified may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund’s holdings are, the more a specific stock’s poor performance is likely to affect the fund’s performance.

Portfolio Duration Risk

Portfolio duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Prepayment Risk

Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Real Estate Securities Risk

Real estate investment trusts (“REITs”) or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependent on management skills and generally are not diversified. Equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:

  may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
  may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments);
  are subject to cash flow dependency and defaults by borrowers; and
  could fail to qualify for tax-free pass-through of income under the Internal Revenue Code.

REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

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Royalty Trust Risk

A Fund may invest in royalty trusts, which are structured similarly to REITs. A royalty trust generally acquires an interest in natural resource companies or chemical companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. The Fund's investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts' operating expenses, in addition to paying Fund expenses.

Sector Risk

When a fund’s investments are concentrated in a particular industry or sector of the economy (e.g., real estate, technology, financial services), they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. Funds concentrating in a particular industry sector tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. A fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting that industry or sector.

Short Sale Risk

A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Small Company Risk

Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Securities Lending Risk

To earn additional income, the Fund may lend portfolio securities to approved financial institutions. Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the Fund will be unable to recover the loaned security or its value. Further, the cash collateral received by the Fund in connection with such a loan may be invested in a security that subsequently loses value.

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Underlying Fund Risk

The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub-Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2008.

PRINCIPAL LIFETIME FUNDS
Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total
Bond & Mortgage Securities Fund
Disciplined LargeCap Blend Fund
High Yield Fund
High Yield Fund II
Inflation Protection Fund
International Emerging Markets Fund
International Growth Fund
LargeCap Growth Fund
LargeCap Value Fund
Partners International Fund
Partners LargeCap Blend Fund I
Partners LargeCap Growth Fund I
Partners LargeCap Value Fund
Partners LargeCap Value Fund I
Partners MidCap Growth Fund
Partners MidCap Value Fund I
Partners SmallCap Growth Fund I
Partners SmallCap Growth Fund III
Partners SmallCap Value Fund I
Preferred Securities Fund
Real Estate Securities Fund
SmallCap S&P 600 Index Fund
SmallCap Value Fund
Ultra Short Bond Fund

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The following table shows the percentage of the outstanding shares of the Underlying Funds owned by the SAM Portfolios as of October 31, 2008.

STRATEGIC ASSET MANAGEMENT PORTFOLIOS
		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Total

U.S. Government Securities Risk

Yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities.

U.	S. Government Sponsored Securities Risk

A	fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the

Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk

A fund’s investments in value stocks carry the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

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APPENDIX B

DEFINITIONS OF THE INDICES REFERENCED IN THIS PROSPECTUS

The performance tables included in the prospectus provide performance information of various indices. These indices are described in this appendix. An investment cannot be made directly in the indices and the indices’ performance figures do not include any commissions or sales charges that would be paid by investors purchasing the securities represented by the indices.

6 Month LIBOR (London Interbank Offered Rate) Index is an average of the interest rate of U.S. dollar deposits, known as Eurodollars, of a stated maturity.

Barclays Capital Aggregate Bond Index is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Barclays Capital Government/Mortgage Index is a combination of the unmanaged Barclays Capital Government Index and the unmanaged Barclays Capital Mortgage Backed Securities (MBS) Index. The Barclays Capital Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA, and FHLMC.

Barclays Capital 1-3 Government/Credit Bond Index represents a combination of the Government and Corporate Bond indices with maturities between one and three years.

Barclays Capital Mutual Fund 1-5 Government/Credit Index is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.

Barclays Capital U.S. Tier I Capital Securities Index tracks the market for deeply subordinated fixed income securities that qualify for treatment as regulatory capital by regulators or receive quasi-equity credit from ratings agencies. The index is comprised of Tier 1 securities from both banks and non-bank entities (insurance companies seeking regulatory capital treatment, corporate seeking equity treatment).

Barclays Capital U.S. Treasury Bellwethers 3 Month Index is composed of public obligations of the U.S. Treasury with a maturity of three months.

Barclays Capital U.S. Treasury TIPS (Treasury Inflation Protection Securities) Index is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.

Citigroup Broad Market (BMI) Global ex-US Index is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US $100 million and above.

Citigroup World ex-US Broad Market (BMI) Growth Index is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with growth characteristics and an available free float market cap of US $100 million and above.

Merrill Lynch Fixed Rate Preferred Securities Index tracks the performance of fixed rate US dollar denominated preferred securities issued in the US domestic market. Qualifying securities must be rated investment grade (based on an average of Moody's, S&P and Fitch) and must have an investment grade rated country of risk (based on an average of Moody's, S&P and Fitch foreign currency long term sovereign debt ratings). In addition, qualifying securities must be issued as public securities or through a 144a filing, must be issued in $25, $50, or $100 par/

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liquidation preference increments, must have a fixed coupon or dividend schedule and must have a minimum amount outstanding of $100 million.

Merrill Lynch Hybrid Preferred Securities Index is an unmanaged index of investment grade, exchange-traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity.

Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Ex-US is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the US.

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, and Far East) Index is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.

Morgan Stanley Capital International (MSCI) EMF (Emerging Markets Free) Index is an unmanaged index that measures the stock returns of companies in 26 developing countries.

Morgan Stanley Capital International (MSCI) US REIT Index is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.

Morgan Stanley Capital International (MSCI) World Ex-US Growth Index measures global developed market equity performance of growth securities outside of the United States. It is comprised of half the securities in the MSCI World ex U.S. Index, with half of the market capitalization of each country index in the Growth Index (the other half is in the Value Index).

Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

Morningstar Conservative Allocation Category Average is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.

Morningstar Diversified Emerging Markets Category Average is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.

Morningstar Foreign Large Blend Category Average is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.

Morningstar Foreign Large Growth Category Average is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.

Morningstar Intermediate Government Category Average is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.

Morningstar Intermediate-Term Bond Category Average is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.

Morningstar Large Blend Category Average is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

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Morningstar Large Growth Category Average is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

Morningstar Large Value Category Average is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more stable stock prices.

Morningstar Long-Term Government Category Average is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations of greater than or equal to 10 years.

Morningstar Mid-Cap Blend Category Average is an average of net asset value (NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

Morningstar Mid-Cap Growth Category Average is an average of net asset value (NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.

Morningstar Mid-Cap Value Category Average is an average of net asset value (NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.

Morningstar Moderate Allocation Category Average is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.

Morningstar Short-Term Bond Category Average is an average of net asset value (NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt which have durations between 1 and 3.5 years.

Morningstar Small Blend Category Average is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.

Morningstar Small Growth Category Average is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

Morningstar Small Value Category Average is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.

Morningstar Specialty - Real Estate Category Average is an average of net asset value (NAV) returns of mutual funds that invest primarily in real estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.

Morningstar Target Date Category Average portfolios provide diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. These portfolios get more conservative as the goal date approaches by investing more in bonds and cash. Investment managers structure these portfolios differently; two funds with the same goal year may have different allocations to equities and therefore different levels of return and risk.

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Morningstar Ultra Short Bond Category Average is an average of the net asset value (NAV) returns of bond mutual funds that invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year.

Morningstar World Stock Category Average invests the majority of its assets in the U.S., Europe, and Japan, with the remainder divided among the globe’s smaller markets. These portfolios typically have 20%-60% of assets in U.S. stocks.

Principal LifeTime 2010 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2010 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2020 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2020 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2030 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2030 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2040 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2040 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2050 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2050 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime Strategic Income Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime Strategic Income portfolio.

Russell 1000 Growth Index is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.

Russell 1000 Value Index is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.

Russell 2000 Growth Index is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.

Russell 2000 Index is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.

Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500 Growth Index is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Growth Index with higher price-to-book ratios and higher forecasted growth values.

Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

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Russell Midcap Growth Index is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.

Russell Midcap Index is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.

Russell Midcap Value Index is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.

S&P 500 Stock Index (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility, and transportation companies.

S&P MidCap 400 Index is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

S&P SmallCap 600 Index is an unmanaged index that consists of 600 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.

© Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

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APPENDIX C Description of Bond Ratings: Moody’s Investors Service, Inc. Rating Definitions: Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Aa: A: Baa:

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk. Obligations rated Aa are judged to be of high quality and are subject to very low credit risk. Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: B: Caa: Ca:

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk.

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality...but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

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Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest- rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

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BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circum- stances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC: Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

“BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:

Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, some-
what more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

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B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.
SP-2:	A satisfactory capacity to pay principal and interest.
SP-3:	A speculative capacity to pay principal and interest.

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ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated _________________, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semi annual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semi annual reports available, free of charge, on our website www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-547-7754.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

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PRINCIPAL FUNDS, INC.

MONEY MARKET FUND

CLASS S SHARES

The date of this Prospectus is _______________________.

As with all mutual funds, neither the Securities and Exchange Commission (“SEC”) nor any State Securities Commission has approved or disapproved these securities or determined whether this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

RISK/RETURN SUMMARY

Principal Funds, Inc. ( “Principal Funds”) offers many investment portfolios, one of which, the Money Market Fund (the “Fund”), is available through this prospectus. Principal Funds has hired Principal Management Corporation* (“Principal”) to provide investment advisory and other services to the Fund. Principal, as the manager of the Funds, seeks to provide a broad range of investment approaches through Principal Funds.

Principal Funds Distributor, Inc. (the “Distributor”)* is the Fund’s principal underwriter for Class S shares of Principal Funds.

The Sub-Advisor for the Money Market Fund is Principal Global Investors, LLC.*

*	Principal Management Corporation; Principal Global Investors, LLC; and the Distributor are affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group®.

Class S Shares

Class S shares of the Fund are available through this Prospectus. This class is currently available only through selected broker-dealers that have elected to utilize Class S shares in connection with the broker-dealer’s sweep account.

Main Strategies and Risks

The Fund’s investment objective is described in the summary description of the Fund. The Board of Directors may change the Fund’s objective or its investment strategy without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund’s investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

The summary of the Fund also describes the Fund’s primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption “Certain Investment Strategies and Related Risks.”

The Fund is designed to be a portion of an investor’s portfolio. The Fund is not intended to be a complete investment program. Investors should consider the risks of the Fund before making an investment. The value of your investment in the Fund changes with the value of the investments held by that Fund. Many factors affect that value. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Factors that may adversely affect the Fund as a whole are called “principal risks.” The principal risks of investing in the Fund are stated in the Fund’s description. These risks are more fully described in Appendix A to this prospectus.

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Investment Results

A bar chart and a table are included with the description of the Fund that shows annual returns for a full calendar year. They show the Fund’s annual returns and its long-term performance. The chart shows how the Fund’s performance has varied from year-to-year. The table compares the Fund’s performance over time to that of:

  a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.).

Performance for the Class S shares are based on the performance of the oldest share class of the Fund, adjusted to reflect the expenses of the S share class. The adjustments result in performance (for the period prior to the effective date of the S share class) that is no higher than the historical performance of the oldest share class.

Call the Principal Investors Fund at 1-800-222-5852 to get the current 7-day yield for the Money Market Fund.

Fees and Expenses

The annual operating expenses for the Fund are deducted from its assets (stated as a percentage of Fund assets). The Fund’s operating expenses are shown following with the Fund’s description. A discussion of the fees is found in the section of the prospectus titled “The Costs of Investing.”

The description of the Fund includes examples of the costs associated with investing in the Fund. The examples following the expense table for the Fund are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

NOTE: No salesperson, dealer or other person is authorized to give information or make representations about the Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, the Fund, Principal, any Sub-Advisor, or the Distributor.

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MONEY MARKET FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Investor Profile:	The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

Main Strategies and Risks

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which PGI believes present minimal credit risks. At the time the Fund purchases each security, it is an “eligible security” as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:

  to take advantage of market variations;
  to generate cash to cover sales of Fund shares by its shareholders; or
  upon revised credit opinions of the security’s issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:

securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;

securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;

bank obligations including:

certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or,

bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.

commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;

repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and

taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

4 RISK/RETURN SUMMARY	Principal Funds, Inc.
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As with all mutual funds, the value of the Fund’s assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value for amounts that they held as of September 19, 2008 subject to the terms of the United States Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

The Program guarantees Fund shareholders that they will receive $1.00 per Fund share they owned as of the close of business on September 19, 2008, or the number of shares held in the account the date the Fund “breaks the buck” (the date the Fund’s net asset value falls below $0.995, is not immediately restored, and the Fund liquidates), whichever is less. The Program is subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program does not cover investors who were not shareholders of the Fund on September 19, 2008. The Program remains in effect until April 30, 2009, unless extended by the United States Treasury Department. If the Program is extended, the Board of Directors of Principal Funds, Inc. would need to approve the Fund’s continued participation in the Program. Further information about the Program is available at www.ustreas.gov.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Eurodollar and Yankee Obligations	• Fixed-Income Securities Risk	• Investment Company Securities Risk
Risk	• Management Risk	• Municipal Securities Risk
• U.S. Government Securities Risk	• U.S. Government Sponsored
Securities Risk

PGI has been the Fund’s Sub-Advisor since December 6, 2000.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year (1)(2)

Sales charges are not included in the returns shown above; Class S shares are not subject to a sales charge.

Highest return for a quarter during the period of the bar chart above:

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
	Past	Past	Life of
For the period ended December 31, 2008	1 Year	5 Years	Fund*

Class S(1) ...........................................................................................................................

Barclays Capital U.S. Treasury Bellwethers 3 Month Index(2) .............................................

(1)	Class S shares commenced operations on May 1, 2008. The returns for Class S shares, for the periods prior to May 1, 2008, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class S shares. The

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adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

(2) Index performance does not reflect deductions for fees, expenses or taxes.

To obtain the Fund’s current yield, call 1-800-222-5852.

For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

This performance table provides performance information of the Barclays Capital U.S. Treasury Bellwethers 3 Month Index. This index is composed of public obligations of the U.S. Treasury with a maturity of three months. An investment cannot be made directly in this index and the index’s performance figures do not include any commissions or sales charges that would be paid by investors purchasing the securities represented by the index.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets
For the period ended October 31, 2008	Class S
Management Fees
12b-1 Fees
Service Fees
Other Expenses
Total Annual Fund Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs of investing for Class B shares in the 10 year example reflect conversion of the Class B shares to Class A shares after the eighth year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares
	1	3	5	10
Class S

THE COSTS OF INVESTING

Fees and Expenses of the Fund

The Class S shares of the Fund are sold without a front-end sales charge or a deferred sales charge. The shares do have ongoing fees. Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Fund.

The Fund pays ongoing fees to Principal and others who provide services to the Fund. These fees include:

  Management Fee—Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Fund.
  Distribution Fee—The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class S shares. Under the plan, the Class S shares of the Fund pay a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.
  Transfer Agent Fee— Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Class S shares of the Fund. These services are currently provided at cost.
  Service Fee – PSS has entered into a Service Agreement with the Fund under which PSS performs personal services for shareholders.
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Class S shares of the Fund also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class S shareholders, the cost of shareholder meetings held solely for Class S shares, and other operating expenses of the Fund.

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DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

Principal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act for the Class S shares of Principal Funds. Under the 12b-1 Plan, the Fund makes payments from its assets attributable to the Class S shares to the Fund's Distributor for distribution-related expenses and for providing services to Class S shareholders. Payments under the 12b-1 plans are made by the Funds to the Distributor pursuant to the 12b-1 plans regardless of the expenses incurred by the Distributor. Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Fund and may cost more than paying other types of sales charges.

The maximum annual Rule 12b-1 (as a percentage of average daily net assets) for Class S shares of the Money Market Fund is 0.35% .

The proceeds from the Rule 12b-1 fees paid by Class S shareholders are paid to the Distributor. The Distributor generally uses these fees to finance any activity that is primarily intended to result in the sale of shares. Examples of such expenses include compensation to salespeople and selected dealers, printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars. Ordinarily, the entire 12b-1 fee will be paid to intermediaries.

Payments to Financial Professionals and Their Firms. Intermediaries market and sell shares of the Fund and/or provide services to the Funds' shareholders. These intermediaries receive compensation from the Distributor and its affiliates for selling shares of the Fund and/or providing services to the Fund's shareholders. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Financial Professionals who deal with investors on an individual basis are typically associated with an intermediary. The Distributor and its affiliates may fund this compensation from various sources, including the Rule 12b-1 fee that the Fund pays to the Distributor. Individual Financial Professionals may generally receive some or all of the amounts paid to the intermediary with which he or she is associated.

The Fund pays a Service Fee to PSS for providing personal services to shareholders. PSS will typically enter into agreements with other intermediaries to provide these services and will pay all or a portion of the Service Fee to such intermediaries.

If one mutual fund sponsor pays more compensation than another, your Financial Professional and his or her intermediary may have an incentive to recommend one fund complex over another. Similarly, if your Financial Professional or his or her intermediary receives more compensation for one share class versus another, then they may have an incentive to recommend that share class.

Financial Professionals who deal with investors on an individual basis are typically associated with an intermediary. Financial Professionals may receive some or all of the amounts paid to the intermediary with which he or she is associated. You can ask your Financial Professional for information about any payments he or she or the intermediary receives from the Distributor, its affiliates or the Fund and any services provided.

Please speak with your Financial Professional to learn more about the total amounts paid to your Financial Professional and his or her intermediary by the Funds, the Distributor and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Financial Professional at the time of purchase.

Your intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee is determined and disclosed separately by the intermediary. You should ask your Financial Professional for information about any fees and/or commissions that are charged.

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CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices

Market Volatility. Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. The investments in which the Fund invests are U.S. dollar denominated securities which the sub-advisor believes present minimal credit risks.

Repurchase Agreements and Loaned Securities

Although not a principal investment strategy, the Fund may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by the Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

The Fund may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty’s collateral invested by the Fund declines in value as a result of the investment losses.

Foreign Investing

The Fund may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If the Fund is unable to make intended security Principal Investors Fund purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, the Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

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With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect the Fund’s investments in those countries. In addition, the Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, or currency convertibility or exchange rates could result in investment losses for the Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which the Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of the Fund’s portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

The Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:

  increased social, political, and economic instability;
  a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
  lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
  foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
  relatively new capital market structure or market-oriented economy;
  the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
  restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
  possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Small and Medium Capitalization Companies

The Fund may hold securities of small and medium capitalization companies but not as a principal investment strategy. Market capitalization is defined as total current market value of a company’s outstanding common stock.

10	CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS	Principal Funds, Inc.
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Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Portfolio Turnover
“Portfolio Turnover” is the term used in the industry for measuring the amount of trading that occurs in the fund’s portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests.

MANAGEMENT OF THE FUNDS

The Manager
Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management
Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969.
Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

The Sub-Advisor
Principal has signed a contract with the Sub-Advisor, under which the Sub-Advisor agrees to assume the obligations of
Principal to provide investment advisory services for the Fund. For these services, Principal pays the Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund’s investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Information regarding the Sub-Advisor and individual portfolio managers is set forth below. The Statement of
Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in each of the Funds.

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life
Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day-to-day portfolio management is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Principal Funds, Inc.	MANAGEMENT OF THE FUNDS	11
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Day-to-day
Fund	Fund Management
Money Market	Tracy Reeg
Alice Robertson

Tracy Reeg. Ms. Reeg is a portfolio manager at PGI. She is involved in the portfolio management of money market portfolios. She joined the firm in 1993 and began trading and portfolio management duties in 2000. Ms. Reeg earned a Bachelor’s degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).

Alice Robertson. Ms. Robertson is a senior trader and portfolio manager for PGI. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Bachelor’s degree in Economics from Northwestern University and her Master’s degree in Finance and Marketing from DePaul University.

Fees Paid to Principal

The Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The fee the Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2007 was 0.38% .

A discussion regarding the basis for the Board of Directors approving the management agreement with Principal and the sub-advisory agreement with the Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2007 and in the annual report to shareholders for the fiscal year ended October 31, 2007.

Under an order received from the SEC, the Fund and Principal may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:

  hire one or more Sub-Advisors;
  change Sub-Advisors; and
  reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of the Fund have approved the Fund’s reliance on the order; however, the Fund does not intend to rely on the order.

PRICING OF FUND SHARES

The Fund’s shares are bought and sold at the current share price. The share price of the Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):

  on a day that the NYSE is open and
  prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

12	PRICING OF FUND SHARES	Principal Funds, Inc.
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The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.

The Money Market Fund seeks to maintain a constant net asset value per share of $1.00.

PURCHASE AND REDEMPTION OF FUND SHARES

Class S shares of the Fund are typically purchased in conjunction with “sweep accounts” made available by brokers or other financial intermediaries. You can also redeem your Class S shares of the Fund through such brokers or financial intermediaries on any day the NYSE is open pursuant to the Fund’s procedures. Investors should refer to their broker-dealer or financial intermediary for instructions and further information.

To eliminate the need for safekeeping, the Fund will not issue certificates for shares. The Fund may periodically close to new purchases of shares or refuse any order to buy shares, if Principal determines that doing so would be in the best interests of the Fund and its shareholders.

After you place a sell order in proper form, shares are sold using the next share price calculated. Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

EXCHANGE OF FUND SHARES

Class S shares of the Fund are not available for exchange with any other fund of Principal Funds.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Fund pays their net investment income to shareholders of record on the business day prior to the payment date.

The Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund. You may ask to have your dividends paid to you monthly in cash. These cash payments are made on the 20th of each month (or previous business day.)

The Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be:

  invested in shares of another fund of Principal Funds without a sales charge (distributions of the Fund may be directed only to one receiving Fund); or
  paid in cash, if the amount is $10 or more.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible

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foreign, state, and local taxes. The Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Fund pays are derived from a source other than net income (such as a return of capital), a notice will be forwarded to you pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund or your financial intermediary will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions to IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2009, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains. A dividend or distribution made shortly after the purchase of shares of the Fund by a shareholder, although in effect a return of capital to that shareholder would be taxable to that shareholder as described above.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Early in each calendar year, the Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by the Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Investments by the Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

14	TAX CONSIDERATIONS	Principal Funds, Inc.
1-800-547-7754

FUND ACCOUNT INFORMATION

If you need information about your account(s), you may contact your financial intermediary.

Orders Placed by Intermediaries

Principal Investors Fund may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“subdesignees”) to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next share price it computes after your intermediary or sub-designee received your order.

Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or subdesignee will accept orders may change in the case of an emergency or if the New York Stock Exchange closes at a time other than 3 p.m. Central Time.

Multiple Translations

This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

Financial Statements

Shareholders will receive annual financial statements for the Fund, audited by the Funds’ independent registered public accounting firm, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

FINANCIAL HIGHLIGHTS

To be filed by amendment.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852.

Principal Funds, Inc.	FUND ACCOUNT INFORMATION	15
www.principal.com

APPENDIX A SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may adversely affect a particular Fund as a whole are called “principal risks.” The principal risks of investing in the Funds are stated above in the Fund’s description. Each of these risks is summarized below. Additional information about the Funds, their investments, and the related risks is located under “Certain Investment Strategies and Related Risks” and in the Statement of Additional Information.

Credit and Counterparty Risk

The fund is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Eurodollar and Yankee Obligations Risk

Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that a foreign government will not let U.S. dollar-denominated assets leave the country, the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and adverse political or economic developments will affect investments in a foreign country.

Fixed-Income Securities Risk

Fixed-income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Investment Company Securities Risk

Certain funds invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including investment advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

Liquidity Risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

The fund is actively managed by its investment advisor or sub-advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub-advisor(s) to make investment decisions that are suited to

16	APPENDIX A	Principal Funds, Inc.
1-800-547-7754

achieving the fund’s investment objective. If the advisor’s or sub-advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk

The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Municipal Securities Risk

Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of funds investing in such securities. Funds that invest in municipal securities are also subject to the risk that some or all of the interest they receive from such securities might become taxable by law or determined by the Internal Revenue Service (or the relevant state’s tax authority) to be taxable, in which event the value of such funds’ investments would likely decline.

U.S. Government Securities Risk

Yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities.

U.S. Government Sponsored Securities Risk

A fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

Principal Funds, Inc.	SUMMARY OF PRINCIPAL RISKS	17
www.principal.com

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated __________________, which is incorporated by reference into this prospectus. Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semi-annual reports can be obtained free of charge by writing Principal Funds, P.O. Box 55904, Boston, MA 02205. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on our website at www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

18	ADDITIONAL INFORMATION	Principal Funds, Inc.
1-800-547-7754

PRINCIPAL FUNDS, INC.
(formerly known as Principal Investors Fund, Inc.)
(the "Fund")
Statement of Additional Information
dated ______________________, 2009

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectuses. The Fund's prospectuses, dated __________________________________, which we may amend from time to time, contain the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.

For a free copy of the current prospectus or annual report, call 1-800-222-5852 or write:

For Class J shares:
Principal Funds
P.O. Box 55904
Boston, MA 02205

For other share classes:
Principal Funds
P.O. Box 8024
Boston, MA 02266-8024

The prospectuses for A, B, C, J, R-1, R-2, R-3, R-4, and R-5 share classes may be viewed at www.Principal.com.

1

Fund History	3
Description of the Funds’ Investments and Risks	7
Management	32
Control Persons and Principal Holders of Securities	41
Investment Advisory and Other Services	79
Multiple Class Structure	100
Brokerage Allocation and Other Practices	106
Purchase and Redemption of Shares	117
Pricing of Fund Shares	117
Taxation of the Funds	119
Portfolio Holdings Disclosure	121
Proxy Voting Policies and Procedures	122
Financial Statements	122
General Information	123
Disclosure Regarding Portfolio Managers	123
Appendix A - Description of Bond Ratings	124
Appendix B - Proxy Voting Policies	127
Appendix C - Portfolio Manager Disclosures	200

Principal Funds, Inc.	2
www.principal.com

FUND HISTORY

The Principal Funds, Inc. ("the Registrant" or the "Fund") is a registered, open-end management investment company, commonly called a mutual fund. The Fund consists of multiple investment portfolios which are referred to as "Funds." Each portfolio operates for many purposes as if it were an independent mutual fund. Each portfolio has its own investment objective, strategy, and management team. Each of the Funds is diversified except California Municipal Fund, Global Real Estate Securities Fund, Preferred Securities Fund, Real Estate Securities, and Tax-Exempt Bond Fund which are non-diversified.

The Fund was organized as the Principal Special Markets Fund, Inc. on January 28, 1993 as a Maryland corporation. The Fund changed its name to Principal Investors Fund, Inc. effective September 14, 2000. The Fund changed its name to Principal Funds, Inc. effective June 13, 2008.

The Articles of Incorporation have been amended from time to time. Those amendments are as follows:

  September 14, 2000 to add the Bond & Mortgage Securities, Government Securities, High Quality Intermediate Term Bond, High Quality Long Term Bond, High Quality Short Term Bond, International I, International II, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Real Estate, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index and SmallCap Value Funds;
  December 13, 2000 to add the Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income Funds (referred to herein as the "Principal LifeTime" Funds), and Partners SmallCap Value Fund;
  March 14, 2001 to add the Capital Preservation Fund;
  April 17, 2002 to add the Preferred Securities Fund;
  September 26, 2002 to add the LargeCap Blend I, Partners LargeCap Growth, Partners SmallCap Blend, and Partners SmallCap Value I Funds and to change the name of the LargeCap Blend Fund to Partners LargeCap Blend Fund I;
  September 18, 2003 to add the Partners International, Partners MidCap Growth I, and Partners MidCap Value I Funds;
  February 3, 2004 to change the name of the Real Estate Fund to Real Estate Securities Fund;
  March 8, 2004 to add the Partners LargeCap Value Fund I, Partners SmallCap Growth Fund III, and Partners SmallCap Value Fund II;
  June 21, 2004 to add the High Yield Fund and the Partners LargeCap Value Fund II;
  September 13, 2004 to add Inflation Protection Fund and Partners MidCap Growth Fund II;
  December 16, 2004 to add the Equity Income, Partners Global Equity and Tax-Exempt Bond Funds, change the name of International Fund I to Diversified International, change the name of International II to International Growth, and change the name of LargeCap Blend I to Disciplined LargeCap Blend;
  May 23, 2005 to change the name of the Capital Preservation Fund to Ultra Short Bond Fund;
  September 30, 2005 to change the name of the High Quality Short-Term Bond Fund to Short-Term Bond Fund;
  September 30, 2005 to change the name of the Government Securities Fund to Government & High Quality Bond Fund;
  September 20, 2006 to add the California Insured Intermediate Municipal Fund, California Municipal Fund, Equity Income Fund I, High Yield Fund II, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, Short-Term Income Fund, Strategic Asset Management Balanced Portfolio, Strategic Asset Management Conservative Balanced Portfolio, Strategic Asset Management Conservative Growth Portfolio, Strategic Asset Management Flexible Income Portfolio, Strategic Asset Management Strategic Growth Portfolio, Tax-Exempt Bond Fund I, and West Coast Equity Fund. The California Insured Intermediate Municipal Fund, California Municipal Fund, Equity Income Fund I, High Yield Fund II, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, Short-Term Income Fund, Strategic Asset Management Balanced Portfolio, Strategic Asset Management Conservative Balanced Portfolio, Strategic Asset Management Conservative Growth Portfolio, Strategic Asset Management Flexible Income Portfolio, Strategic Asset Management Strategic Growth Portfolio, Tax-Exempt Bond Fund I, and West Coast Equity Fund are each successors to the following series of WM Trust I, WM Trust II, or WM Strategic Asset Management Portfolios, LLC, as of January 12, 2007.
Principal Funds, Inc.	FUND HISTORY	3
www.principal.com

Successor Fund	Predecessor Fund
California Insured Intermediate Municipal	California Insured Intermediate Municipal (WM Trust II)
California Municipal	California Municipal (WM Trust II)
Equity Income I	Equity Income (WM Trust I)
High Yield II	High Yield (WM Trust I)
Income	Income (WM Trust I)
MidCap Stock	MidCap Stock (WM Trust I)
Mortgage Securities	U.S. Government Securities (WM Trust I)
Short-Term Income	Short Term Income (WM Trust II)
Strategic Asset Management Portfolios	Strategic Asset Management Portfolios
Balanced Portfolio	(WM Strategic Asset Management Portfolios, LLC)
Conservative Balanced Portfolio	Balanced Portfolio
Conservative Growth Portfolio	Conservative Balanced Portfolio
Flexible Income Portfolio	Conservative Growth Portfolio
Strategic Growth Portfolio	Flexible Income Portfolio
Strategic Growth Portfolio
Tax-Exempt Bond I	Tax-Exempt Bond (WM Trust I)
West Coast Equity	West Coast Equity (WM Trust I)

The WM Trust I Funds identified in the above table, other than the Mid Cap Stock and High Yield Funds, are successors to the following Washington corporations, or series thereof, which commenced operations in the years indicated and made up the group of mutual funds known as the "Composite Funds": Composite U.S. Government Securities, Inc. (predecessor to the U.S. Government Securities Fund) (1982); Composite Income Fund, Inc. (predecessor to the Income Fund) (1975); Composite Tax-Exempt Bond Fund, Inc. (predecessor to the Tax-Exempt Bond Fund) (1976); Composite Northwest Fund, Inc. (predecessor to the West Coast Equity Fund) (1986); and Composite Bond & Stock Fund, Inc. (predecessor to the Equity Income Fund) (1939).

Each of the Composite Funds was reorganized as a series of WM Trust I, a Massachusetts Business Trust, on March 20, 1998. In connection with this reorganization, the Trust, which conducted no operations prior to that date, changed its name to WM Trust I. The High Yield Fund was organized on March 23, 1998, and the Mid Cap Stock Fund was organized on March 1, 2000.

Prior to March 20, 1998, the name of WM Trust II, a Massachusetts Business Trust, was "Sierra Trust Funds" and the name of WM Strategic Asset Management Portfolios, a Massachusetts Limited Liability Company, was "Sierra Asset Management Portfolios." On July 16, 1999, each Portfolio succeeded to a corresponding fund of the same name that was a series of WM Strategic Asset Management Portfolios. These Trusts were part of a family of mutual funds known as the "Sierra Funds."

Prior to March 1, 2002, the West Coast Equity Fund was known as the Growth Fund of the Northwest and prior to March 1, 2000, it was known as the Northwest Fund. Prior to August 1, 2000, the Conservative Balanced Portfolio was known as the Income Portfolio and the Equity Income Fund was known as the Bond & Stock Fund. Prior to March 1, 2000, the Short Term Income Fund was known as the Short Term High Quality Bond Fund. Prior to March 20, 1998, the Flexible Income Portfolio was known as the Sierra Value Portfolio, the Conservative Balanced Portfolio was known as the Sierra Income Portfolio, the Balanced Portfolio was known as the Sierra Balanced Portfolio, the Conservative Growth Portfolio was known as the Sierra Growth Portfolio, and the Strategic Growth Portfolio was known as the Sierra Capital Growth Portfolio.

  September 13, 2007 to add the Global Real Estate Securities Fund.
  January 3, 2008 to add Principal Life Time 2015, Principal Life Time 2025, Principal Life Time 2035, Principal LifeTime 2045, and Principal Life Time 2055 Funds.
  June 13, 2008, to change the names of the following funds:
Principal Funds, Inc.	FUND HISTORY	4
www.principal.com

Former Name	New Name
Equity Income Fund I	Equity Income Fund
High Yield Fund	High Yield Fund I
High Yield Fund II	High Yield Fund
MidCap Value Fund	MidCap Value Fund III
Partners Global Equity Fund	Global Equity Fund I
Partners International Fund	International Fund I
Partners LargeCap Blend Fund	LargeCap Blend Fund II
Partners LargeCap Blend Fund I	LargeCap Blend Fund I
Partners LargeCap Growth Fund I	LargeCap Growth Fund I
Partners LargeCap Growth Fund II	LargeCap Growth Fund II
Partners LargeCap Value Fund	LargeCap Value Fund III
Partners LargeCap Value Fund I	LargeCap Value Fund I
Partners LargeCap Value Fund II	LargeCap Value Fund II
Partners MidCap Growth Fund	MidCap Growth Fund III
Partners MidCap Growth Fund I	MidCap Growth Fund I
Partners MidCap Growth Fund II	MidCap Growth Fund II
Partners MidCap Value Fund	MidCap Value Fund II
Partners MidCap Value Fund I	MidCap Value Fund I
Partners SmallCap Blend Fund	SmallCap Blend Fund I
Partners SmallCap Growth Fund I	SmallCap Growth Fund I
Partners SmallCap Growth Fund II	SmallCap Growth Fund II
Partners SmallCap Growth Fund III	SmallCap Growth Fund III
Partners SmallCap Value Fund	SmallCap Value Fund III
Partners SmallCap Value Fund I	SmallCap Value Fund I
Partners SmallCap Value Fund II	SmallCap Value Fund II
Tax-Exempt Bond Fund I	Tax-Exempt Bond Fund

  June 23, 2008, to add Core Plus Bond Fund I and International Value Fund I.
  September 10, 2008, to add Global Diversified Income Fund.
Principal Funds, Inc.	FUND HISTORY	5
www.principal.com

Classes offered by each Fund are shown in the table below.

Share Class
Fund Name	A	B	C	J	R-1	R-2	R-3	R-4	R-5	Institutional	S
Bond & Mortgage Securities Fund	X	X	X	X	X	X	X	X	X	X
California Municipal Fund	X	X	X
Core Plus Bond Fund I					X	X	X	X	X	X
Disciplined LargeCap Blend	X	X	X		X	X	X	X	X	X
Diversified International Fund	X	X	X	X	X	X	X	X	X	X
Equity Income Fund	X	X	X							X
Global Diversified Income Fund	X		X	X						X
Global Real Estate Securities Fund	X		X							X
Government & High Quality Bond
Fund	X	X	X	X	X	X	X	X	X	X
High Quality Intermediate-Term
Bond Fund				X	X	X	X	X	X	X
High Yield Fund	X	X	X							X
High Yield Fund I										X
Income Fund	X	X	X							X
Inflation Protection Fund	X		X	X	X	X	X	X	X	X
International Emerging Markets
Fund	X	X	X	X	X	X	X	X	X	X
International Fund I					X	X	X	X	X	X
International Growth Fund	X		X	X	X	X	X	X	X	X
International Value Fund I										X
LargeCap Blend Fund I	X	X	X	X	X	X	X	X	X	X
LargeCap Blend Fund II	X	X	X	X	X	X	X	X	X	X
LargeCap Growth Fund	X	X	X	X	X	X	X	X	X	X
LargeCap Growth Fund I	X	X	X	X	X	X	X	X	X	X
LargeCap Growth Fund II	X		X	X	X	X	X	X	X	X
LargeCap S&P 500 Index Fund	X		X	X	X	X	X	X	X	X
LargeCap Value Fund	X	X	X	X	X	X	X	X	X	X
LargeCap Value Fund I					X	X	X	X	X	X
LargeCap Value Fund II					X	X	X	X	X	X
LargeCap Value Fund III	X	X	X	X	X	X	X	X	X	X
MidCap Blend Fund	X	X	X	X	X	X	X	X	X	X
MidCap Growth Fund				X	X	X	X	X	X	X
MidCap Growth Fund II					X	X	x	X	X	X
MidCap Growth Fund III	X	X	X	X	X	X	X	X	X	X
MidCap S&P 400 Index Fund				X	X	X	X	X	X	X
MidCap Stock Fund	X	X	X							X
MidCap Value Fund I	X	X	X	X	X	X	X	X	X	X
MidCap Value Fund II	X	X	X	X	X	X	X	X	X	X
MidCap Value Fund III				X	X	X	X	X	X	X
Money Market Fund	X	X	X	X	X	X	X	X	X	X	X
Mortgage Securities Fund	X	X	X	X	X	X	X	X	X	X
Preferred Securities Fund	X		X	X	X	X	X	X	X	X
Principal LifeTime 2010 Fund	X		X	X	X	X	X	X	X	X
Principal LifeTime 2015 Fund					X	X	X	X	X	X
Principal LifeTime 2020 Fund	X	X	X	X	X	X	X	X	X	X
Principal LifeTime 2025 Fund					X	X	X	X	X	X
Principal LifeTime 2030 Fund	X	X	X	X	X	X	X	X	X	X
Principal LifeTime 2035 Fund					X	X	X	X	X	X
Principal LifeTime 2040 Fund	X	X	X	X	X	X	X	X	X	X
Principal LifeTime 2045 Fund					X	X	X	X	X	X
Principal LifeTime 2050 Fund	X	X	X	X	X	X	X	X	X	X
Principal LifeTime 2055 Fund					X	X	X	X	X	X
Principal LifeTime Strategic Income
Fund	X	X	X	X	X	X	X	X	X	X
Real Estate Securities Fund	X	X	X	X	X	X	X	X	X	X
SAM Balanced Portfolio	X	X	X	X	X	X	X	X	X	X
SAM Conservative Balanced
Portfolio	X	X	X	X	X	X	X	X	X	X
SAM Conservative Growth Portfolio	X	X	X	X	X	X	X	X	X	X
SAM Flexible Income Portfolio	X	X	X	X	X	X	X	X	X	X
SAM Strategic Growth Portfolio	X	X	X	X	X	X	X	X	X	X

FUND HISTORY	6

Share Class
Fund Name	A	B	C	J	R-1	R-2	R-3	R-4	R-5	Institutional	S
Short-Term Bond Fund	X		X	X	X	X	X	X	X	X
Short-Term Income Fund	X		X							X
SmallCap Blend Fund	X	X	X	X	X	X	X	X	X	X
SmallCap Growth Fund	X	X	X	X	X	X	X	X	X	X
SmallCap Growth Fund I				X	X	X	X	X	X	X
SmallCap Growth Fund II	X	X	X	X	X	X	X	X	X	X
SmallCap Growth Fund III					X	X	X	X	X	X
SmallCap S&P 600 Index Fund				X	X	X	X	X	X	X
SmallCap Value Fund	X	X	X	X	X	X	X	X	X	X
SmallCap Value Fund I					X	X	X	X	X	X
SmallCap Value Fund II				X	X	X	X	X	X	X
SmallCap Value Fund III				X	X	X	X	X	X	X
Tax-Exempt Bond Fund	X	X	X
Ultra Short Bond Fund	X		X	X	X	X	X	X	X	X
West Coast Equity Fund	X	X	X							X

Each class has different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call Principal Funds at 1-800-222-5852.

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS

Fund Policies

The investment objectives, investment strategies and the main risks of each Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those strategies and risks and the types of securities the Sub-Advisor can select for each Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The composition of each Fund and the techniques and strategies that the Sub-Advisor may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.

The investment objective of each Fund and, except as described below as "Fundamental Restrictions," the investment strategies described in this Statement of Additional Information and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund. The Investment Company Act of 1940, as amended, ("1940 Act") provides that "a vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund will vote together as a single class except when otherwise required by law or as determined by the Board of Directors.

With the exception of the diversification test required by the Internal Revenue Code, the Funds will not consider collateral held in connection with securities lending activities when applying any of the following fundamental restrictions or any other investment restriction set forth in each Fund's prospectus or Statement of Additional Information.

Principal Funds, Inc.	DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS	7
www.principal.com

Bond & Mortgage Securities, California Municipal, Core Plus Bond I, Disciplined LargeCap Blend, Diversified International, Equity Income, Global Diversified Income, Global Real Estate Securities, Government & High Quality Bond, High Quality Intermediate-Term Bond, High Yield, High Yield I, Income, Inflation Protection, International Emerging Markets, International Growth, International Value I, LargeCap Blend I, LargeCap Blend II, LargeCap Growth, LargeCap Growth I, LargeCap Growth II, LargeCap S&P 500 Index, LargeCap Value, LargeCap Value I, LargeCap Value II, LargeCap Value III, MidCap Blend, MidCap Growth, MidCap Growth III, MidCap S&P 400 Index, MidCap Stock, MidCap Value I, MidCap Value II, MidCap Value III, Money Market, Mortgage Securities, Preferred Securities, Real Estate Securities, Short-Term Bond, Short-Term Income, SmallCap Blend, SmallCap Growth, SmallCap Growth I, SmallCap Growth II, SmallCap Growth III, SmallCap S&P 600 Index, SmallCap Value, SmallCap Value I, SmallCap Value II, SmallCap Value III, Tax-Exempt Bond, Ultra Short Bond, and West Coast Equity Funds

Fundamental Restrictions

Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

1)	Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

2)	Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps, and securities backed by physical commodities.

3)	Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

4)	Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5)	Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

6)	Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund. This restriction does not apply to the California Municipal, Global Real Estate Securities, Preferred Securities, Real Estate Securities, or Tax-Exempt Bond Funds.

7)	Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

8)	Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. This restriction applies to the LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds except to the extent that the related Index also is so concentrated. This restriction does not apply to the Global Real Estate Securities, Preferred Securities, or Real Estate Securities Funds.

9)	Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short). This restriction does not apply to the Core Plus Bond Fund I.

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Non-Fundamental Restrictions

Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

1)	Invest more than 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.

2)	Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts, options on futures contracts, and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.

3)	Invest in companies for the purpose of exercising control or management.

4)	Invest more than 25% (35% for High Yield and Preferred Securities Funds) of its assets in foreign securities, except that the Diversified International, Global Diversified Income, Global Real Estate Securities, International Emerging Markets, International Growth, International Value I, and Money Market Funds each may invest up to 100% of its assets in foreign securities, the LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds each may invest in foreign securities to the extent that the relevant index is so invested, and the California Municipal, Government & High Quality Bond, Mortgage Securities, and Tax-Exempt Bond Funds may not invest in foreign securities.

5)	Invest more than 5% of its total assets in real estate limited partnership interests (except the Global Diversified Income, Global Real Estate Securities, and Real Estate Securities Funds).

6)	Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Each Fund (except the Diversified International, Global Diversified Income, Income, Inflation Protection, International Emerging Markets, International Growth, International Value I, and Short-Term Income Funds) has also adopted the non-fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.

The Tax-Exempt Bond Fund has also adopted a fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax.

The California Municipal Fund has adopted a fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in investments the income from which is exempt from federal income tax and California state personal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax and California state personal income tax. The Fund also has adopted a non-fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in municipal obligations.

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MidCap Growth Fund II

Fundamental Restrictions

Each of the following numbered restrictions for the above-listed Fund is a matter of fundamental policy and may not be changed without shareholder approval. The Fund may not:

1)	With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2)	Issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the 1940 Act.

3)	Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4)	Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

5)	Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

6)	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

7)	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

8)	Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations, or other forms of debt instruments.

Non-Fundamental Restrictions

The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval.

1)	The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2)	The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short- term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3)	The Fund may not borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

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4)	The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the Fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

5)	The Fund does not currently intend to acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

In addition to the Fund's fundamental and non-fundamental limitations discussed above, the Fund has also adopted a non-fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in securities of medium market capitalization companies. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.

International Fund I

Fundamental Restrictions

Each of the following numbered restrictions for the above-listed Fund is a matter of fundamental policy and may not be changed without shareholder approval. The Fund may not:

1)	Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

2)	With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, a) more than 5% of the Fund's total assets would be invested in the securities of that issuer or b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

3)	Borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4)	Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

5)	Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

6)	Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

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7)	Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps, and securities backed by physical commodities.

8)	Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

Non-Fundamental Restrictions

The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund's present policy to:

1)	Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2)	Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3)	Purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

4)	Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, and Principal LifeTime Strategic Income Funds and the Strategic Asset Management Portfolios (Balanced, Conservative Balanced, Conservative Growth, Flexible Income, and Strategic Growth Portfolios)

Fundamental Restrictions

Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

1)	Issue senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

2)	Purchase or sell commodities or commodities contracts except that the Fund may invest in underlying funds that may purchase or write interest rate, currency, and stock and bond index futures contracts and related options thereon.

3)	Purchase or sell real estate or interests therein, although the Fund may purchase underlying funds which purchase securities of issuers that engage in real estate operations and securities secured by real estate or interests therein.

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4)	Borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5)	Make loans, except that the Fund may a) purchase underlying funds which purchase and hold debt obligations and b) enter into repurchase agreements. This limit does not apply to purchases of debt securities or commercial paper by the Fund or an underlying fund. For the purpose of this restriction, lending of fund securities by the underlying funds are not deemed to be loans.

6)	Act as an underwriter of securities, except to the extent that the Fund or an underlying fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

7)	Invest 25% or more of the value of its total assets in securities of issuers in any one industry except that the Fund will concentrate its investments in the mutual fund industry. This restriction does not apply to the Fund's investments in the mutual fund industry by virtue of its investments in the underlying funds. This restriction also does not apply to obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

8)	Sell securities short.

Non-Fundamental Restrictions

Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

1)	Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the underlying funds and collateral arrangements with respect to initial or variation margin for futures by the underlying funds are not deemed to be pledges of assets.

2)	Invest in companies for the purpose of exercising control or management.

Investment Strategies and Risks

Restricted Securities

Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security. If adverse market conditions were to develop during such a period, the Fund might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Directors.

Each of the Funds has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities up to 15% of its net assets (or, in the case of the Money Market Fund, 10%). The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.

Foreign Securities

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities

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transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of a Fund's assets is not invested and is earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political, or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility, or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to a Fund's investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:

  increased social, political, and economic instability;
  a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
  lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
  foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
  relatively new capital market structure or market-oriented economy;
  the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
  restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
  possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

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Depositary Receipts

Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Funds that may invest in foreign securities may invest in:

  American Depositary Receipts ("ADRs") - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
  European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.

Securities of Smaller Companies

The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of the Fund that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of a Fund that invests solely in larger company stocks.

Unseasoned Issuers

The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the companies' growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Spread Transactions, Options on Securities and Securities Indices, and Futures Contracts and Options on Futures Contracts

The Funds (except the Principal LifeTime Funds and SAM Portfolios) may each engage in the practices described under this heading.

  Spread Transactions. Each Fund may purchase covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option is maintained in segregated accounts either with the Fund's
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custodian or on the Fund's records. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in the Fund's policy limiting the pledging or mortgaging of assets.

Options on Securities and Securities Indices. Each Fund may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Fund invests. The Funds may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase, or to generate additional revenue.

Writing Covered Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.

The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.

The Funds write only covered options and comply with applicable regulatory and exchange cover requirements. The Funds usually own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Fund deposits and maintains with its custodian or segregates on the Fund's records, cash, or other liquid assets with a value at least equal to the exercise price of the option.

Once a Fund has written an option, it may terminate its obligation before the option is exercised. The Fund executes a closing transaction by purchasing an option of the same series as the option previously written. The Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.

When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.

Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires

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  cash payments and does not involve the actual purchase or sale of securities. The Funds engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of the Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.
  Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Funds generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange- traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.
  Futures Contracts and Options on Futures Contracts. Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts, and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission. Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Each Fund may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.
  Futures Contracts. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds usually liquidate futures contracts on financial instruments, by entering into an offsetting transaction before the settlement date, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.

A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).

When a Fund purchases or sells a futures contract, it pays a commission to the futures commission merchant through which the Fund executes the transaction. When entering into a futures transaction, the Fund does not pay the execution price, as it does when it purchases a security, or a premium, as it does when it purchases an option. Instead, the Fund deposits an amount of cash or other liquid assets (generally about 5% of the futures contract amount) with its futures commission merchant. This amount is known as "initial margin." In contrast to the use of margin account to purchase securities, the Fund's deposit of initial margin does not constitute the borrowing of money to finance the transaction in the futures contract. The initial margin represents a good faith deposit that helps assure the Fund's performance of the transaction. The futures commission merchant returns the initial margin to the Fund upon termination of the futures contract if the Fund has satisfied all its contractual obligations.

Subsequent payments to and from the futures commission merchant, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market."

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The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.

In using futures contracts, the Fund may seek to establish more certainly, than would otherwise be possible, the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund's debt securities decline in value and thereby keeps the Fund's net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

Options on Futures Contracts. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.

Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.

If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.

When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund's custodian. The Fund must maintain with its futures commission merchant all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the futures commission merchant, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.

Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. A Fund's successful use of futures contracts is subject to the ability of the Sub- Advisor to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying

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the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.

Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

• Limitations on the Use of Futures and Options on Futures Contracts. Each Fund intends to come within an exclusion from the definition of "commodity pool operator" provided by Commodity Futures Trading Commission regulations.

Each Fund may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Fund's exposure to various currency, equity, or fixed-income markets. Each Fund may engage in speculative futures trading. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Fund determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.

When a Fund purchases a futures contract, or purchases a call option on a futures contract, it segregates portfolio assets, which must be liquid and marked to the market daily, in a segregated account. The amount so segregated plus the amount of initial margin held for the account of its futures commission merchant equals the market value of the futures contract.

With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside or “earmarking” assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to utilize these contracts to a greater extent than if the Fund were required to segregate or “earmark” assets equal to the full market value of the futures contract.

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High-Yield/High-Risk Bonds

The Bond & Mortgage Securities, Core Plus Bond Fund I, Equity Income, Global Diversified Income, High Yield, High Yield I, Income, Inflation Protection, International I, MidCap Growth II, MidCap Stock, MidCap Value II, Short-Term Bond, Tax-Exempt Bond, Ultra Short Bond, and West Coast Equity Funds each may invest a portion of its assets in bonds that are rated below investment grade (i.e., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc. or if unrated, determined to be of comparable quality (commonly known as "junk bonds")). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. The Bond & Mortgage Securities, Core Plus Bond I, Equity Income, Government & High Quality Bond, High Quality Intermediate-Term Bond, High Yield, Income, MidCap Stock, Short-Term Bond, Short-Term Income, and West Coast Equity Funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. The Sub-Advisor will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each Fund has with regard to high yield bonds unless the Sub-Advisor deems such securities to be the equivalent of investment grade bonds.

Mortgage- and Asset-Backed Securities

The yield characteristics of the mortgage- and asset-backed securities in which the Funds may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.

The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity, and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a collateralized mortgage obligation to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. U.S. REITs are allowed to eliminate corporate level federal tax so long as they meet certain requirements of the Internal Revenue Code. Foreign REITs ("REIT-like") entities may have similar tax treatment in their respective countries. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are not diversified, are dependent upon management skill, are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code

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and failing to maintain exemption from the 1940 Act. In addition, foreign REIT-like entities will be subject to foreign securities risks. (See "Foreign Securities")

Zero-Coupon Securities

The Funds may invest in zero-coupon securities. Zero-coupon securities have no stated interest rate and pay only the principal portion at a stated date in the future. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.

Securities Lending

All Funds may lend their portfolio securities. None of the Funds will lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed the limits established by the 1940 Act. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day. While such securities are on loan, the borrower pays the Fund any income accruing thereon. The Fund may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the Fund and its shareholders. A Fund pays reasonable administrative, custodial, and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.

Short Sales

The Core Plus Bond Fund I may engage in “short sales.” A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Each Fund, other than the Principal LifeTime Funds and the SAM Portfolios, may engage in “short sales against the box.” This technique involves selling either a security owned by the Fund, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

Forward Foreign Currency Exchange Contracts

The Funds may, but are not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts and exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.

The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

The Sub-Advisor also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also

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may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, a Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

A Fund segregates liquid assets in an amount equal to its daily marked-to-market (net) obligation (i.e., its daily net liability, if any) with respect to forward currency contracts. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country's economy. Buyers and sellers of currency forward contracts are subject to the same risks that apply to the use of forward contracts generally. Further, settlement of a currency forward contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.

Moreover, a Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default as bankruptcy of a forward counterparty.

Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and Sale-Buybacks

The Funds may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to each Fund's limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Advisor.

A Fund may use reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This

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technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the reverse repurchase obligation minimizes this effect.

A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: 1) be collateralized by the same types of underlying mortgages; 2) be issued by the same agency and be part of the same program; 3) have a similar original stated maturity; 4) have identical net coupon rates; 5) have similar market yields (and therefore price); and 6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund.

A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

Swap Agreements and Options on Swap Agreements

Each Fund (except Money Market Fund) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements ("swap options").

A Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund's investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may

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be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund (except Money Market Fund) may write (sell) and purchase put and call swap options. Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Manager or Sub-Advisor in accordance with procedures established by the Board of Directors, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.

Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of the Fund's Manager or Sub-Advisor to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that present minimal credit risks, as determined by the Fund's Manager or Sub-Advisor. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Liquidity. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid.

The liquidity of swap agreements will be determined by the Manager or Sub-Advisor based on various factors, including:

  the frequency of trades and quotations,
  the number of dealers and prospective purchasers in the marketplace, dealer undertakings to make a market,
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  the nature of the security (including any demand or tender features), and the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within each Fund's restriction on investments in illiquid securities.

For purposes of applying the Funds' investment policies and restrictions (as stated in the Prospectuses and this Statement of Additional Information) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), however, the Fund will value the swap at its notional amount. The manner in which the Funds value certain securities or other instruments for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

When-Issued, Delayed Delivery, and Forward Commitment Transactions

Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board of Directors, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery, or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Money Market Instruments/Temporary Defensive Position

The Money Market Fund invests all of its available assets in money market instruments maturing in 397 days or less. In addition, all of the Funds may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity, or in adverse market conditions. Following are descriptions of the types of money market instruments that the Funds may purchase:

U.S. Government Securities - Securities issued or guaranteed by the U.S. government, including treasury bills, notes, and bonds.
U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.
U.S. agency obligations include, but are not limited to, the Bank for Cooperatives, Federal Home Loan Banks, and Federal Intermediate Credit Banks.
U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the

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  agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.
  Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of the Sub-Advisor, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. The Fund may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.
  Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. A Fund only buys short-term instruments where the risks of adverse governmental action are believed by the Sub-Advisor to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. A Fund may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.
  A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer, or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.
  Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.
  Short-term Corporate Debt - Corporate notes, bonds, and debentures that at the time of purchase have 397 days or less remaining to maturity.
  Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.
  Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

The ratings of nationally recognized statistical rating organization ("NRSRO"), such as Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Sub-Advisor further evaluates these securities.

Municipal Obligations

The California Municipal and Tax-Exempt Bond Funds (the "Municipal Funds") can invest in "Municipal Obligations." Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are: Municipal Bonds,

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that generally have a maturity at the time of issue of one year or more; Municipal Notes, that generally have a maturity at the time of issue of six months to three years; and Municipal Commercial Paper, that generally has a maturity at the time of issue of 30 to 270 days.

The term "Municipal Obligations" includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses, and lending such funds to other public institutions and facilities.

AMT-Subject Bonds. Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal alternative minimum tax.

Municipal Bonds. Municipal Bonds may be either "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund may also invest in "moral obligation" bonds that are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.

Municipal Notes. Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes, or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated revenues. Other notes include "Construction Loan Notes" issued to provide construction financing for specific projects, and "Bank Notes" issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes ("Project Notes") are issued by local agencies under a program administered by the U.S. Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.

Bond Anticipation Notes ("BANs") are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

Tax Anticipation Notes ("TANs") are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

Revenue Anticipation Notes ("RANs") are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding

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  RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.
  Construction Loan Notes are issued to provide construction financing for specific projects. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by the Government National Mortgage Association ("GNMA") to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The Tax-Exempt Bond and California Municipal Funds will only purchase construction loan notes that are subject to GNMA or bank purchase commitments.
  Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.
  Municipal Commercial Paper. Municipal Commercial Paper refers to short-term obligations of municipalities that may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.
  Variable and Floating Rate Obligations. Certain Municipal Obligations, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax- exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permitting the Fund to redeem at par.
  The Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. The Sub-Advisor monitors on an ongoing basis the pricing, quality, and liquidity of such instruments and similarly monitors the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Fund treats the maturity of each variable rate demand obligation as the longer of a) the notice period required before the Fund is entitled to payment of the principal amount through demand or b) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.
  The Fund may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. The Fund has the right to demand payment on seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund.
  Stand-By Commitments. The Municipal Funds may acquire stand-by commitments with respect to municipal obligations held in their respective portfolios. Under a stand-by commitment, a broker-dealer, dealer, or bank would agree to purchase, at the relevant Funds' option, a specified municipal security at a specified price. Thus,
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  a stand-by commitment may be viewed as the equivalent of a put option acquired by a Fund with respect to a particular municipal security held in the Fund's portfolio. The amount payable to a Fund upon its exercise of a stand-by commitment normally would be 1) the acquisition cost of the municipal security (excluding any accrued interest that the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus, 2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances, the Fund would value the underlying municipal security at amortized cost. As a result, the amount payable by the broker-dealer, dealer or bank during the time a stand-by commitment is exercisable would be substantially the same as the value of the underlying municipal obligation. A Fund's right to exercise a stand-by commitment would be unconditional and unqualified. Although a Fund could not transfer a stand-by commitment, it could sell the underlying municipal security to a third party at any time. It is expected that stand-by commitments generally will be available to the Funds without the payment of any direct or indirect consideration. The Funds may, however, pay for stand-by commitments if such action is deemed necessary. In any event, the total amount paid for outstanding stand-by commitments held in a Fund's portfolio would not exceed 0.50% of the value of a Fund's total assets calculated immediately after each stand- by commitment is acquired. The Funds intend to enter into stand-by commitments only with broker-dealers, dealers, or banks that their Sub- Advisors believe present minimum credit risks. A Fund's ability to exercise a stand-by commitment will depend upon the ability of the issuing institution to pay for the underlying securities at the time the stand-by commitment is exercised. The credit of each institution issuing a stand-by commitment to a Fund will be evaluated on an ongoing basis by the Sub-Advisor. A Fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its right thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying municipal security. Each stand-by commitment will be valued at zero in determining net asset value. Should a Fund pay directly or indirectly for a stand-by commitment, its costs will be reflected in realized gain or loss when the commitment is exercised or expires. The maturity of a municipal security purchased by a Fund will not be considered shortened by any stand-by commitment to which the obligation is subject. Thus, stand-by commitments will not affect the dollar-weighted average maturity of a Fund's portfolio.
  Other Municipal Obligations. Other kinds of Municipal Obligations are occasionally available in the marketplace, and the Fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned above.
  Risks. of Municipal Obligations. The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. The Fund's ability to achieve its investment objective also depends on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.
  Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.
  From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of the Fund to pay "exempt
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interest" dividends may be adversely affected. The Fund would reevaluate its investment objective and policies and consider changes in its structure.

Special Considerations Relating to California Municipal Obligations

The California Municipal Fund concentrates its investments in California municipal obligations, and therefore may be significantly impacted by political, economic, or regulatory developments that affect issuers in California and their ability to pay principal and interest on their obligations. The ability of issuers to pay interest on, and repay principal of, California municipal obligations may be affected by 1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, 2) voter initiatives, 3) a wide variety of California laws and regulations, including laws related to the operation of health care institutions and laws related to secured interests in real property, and 4) the general financial condition of the State of California and the California economy.

Insurance

The insured municipal obligations in which the Municipal Funds may invest are insured under insurance policies that relate to the specific municipal obligation in question and that are issued by an insurer having a claims-paying ability rated AAA by S&P or Aaa by Moody's. This insurance is generally non-cancelable and will continue in force so long as the municipal obligations are outstanding and the insurer remains in business.

The insured municipal obligations are generally insured as to the scheduled payment of all installments of principal and interest as they fall due. The insurance covers only credit risk and therefore does not guarantee the market value of the obligations in a Fund's investment portfolio or a Fund's NAV. The Fund's NAV will continue to fluctuate in response to fluctuations in interest rates. A Fund's investment policy requiring investment in insured municipal obligations will not affect the Fund's ability to hold its assets in cash or to invest in escrow-secured and defeased bonds or in certain short-term tax-exempt obligations, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis.

Taxable Investments of the Municipal Funds

Each of the Municipal Funds may invest a portion of its assets, as described in the prospectus, in taxable short-term investments consisting of: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic bank certificates of deposit and bankers' acceptances, short-term corporate debt securities such as commercial paper, and repurchase agreements ("Taxable Investments"). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least "A" by S&P or "Prime" by Moody's or, if not rated, must be issued by companies having an outstanding debt issue rated at least "A" by S&P or Moody's; corporate bonds and debentures must be rated at least "A" by S&P or Moody's. Interest earned from Taxable Investments is taxable to investors. When, in the opinion of the Fund's Manager, it is advisable to maintain a temporary "defensive" posture, each Municipal Fund may invest without limitation in Taxable Investments. At other times, Taxable Investments, Municipal Obligations that do not meet the quality standards required for the 80% portion of the portfolio and Municipal Obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax will not exceed 20% of the Fund's total assets.

Other Investment Companies

Each Fund reserves the right to invest up to 10% of its total assets in the securities of all investment companies, but may not acquire more than 3% of the voting securities of, nor invest more than 5% of its total assets in securities of, any other investment company. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds ("ETFs"), and other open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves substantially the same risks as investing directly in the underlying instruments. In addition, ETFs involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments.

As a shareholder in an investment company, a Fund would bear its ratable share of that entity's expenses, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses.

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Consequently, the Fund and its shareholders, in effect, will be absorbing two levels of fees with respect to investments in other investment companies.

Industry Concentrations

Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios concentrates its investments in shares of other Principal mutual funds.

Each of the other Funds, except the Global Diversified Income, Global Real Estate Securities, Preferred Securities, and Real Estate Securities Funds, may not concentrate (invest more than 25% of its assets) its investments in any particular industry. The LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds may concentrate their investments in a particular industry only to the extent that the relevant indices are so concentrated. The International Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund I, LargeCap Value Fund II, MidCap Growth Fund II, SmallCap Growth Fund II, SmallCap Value Fund II and each of the funds sub-advised by Edge Asset Management, Inc. use the industry groups of Global Industry Classification Standard (GICS®). The other Funds use industry classifications based on the "Directory of Companies Filing Annual Reports with the Securities and Exchange Commission ("SEC")." The Funds interpret their policy with respect to concentration in a particular industry to apply to direct investments in the securities of issuers in a particular industry. For purposes of this restriction, mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities are not subject to the Funds' industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. government securities. In the case of privately issued mortgage-related securities, or any asset-backed securities, and municipal obligations issued by government or political subdivisions of governments, the Funds take the position that such securities do not represent interests in any particular "industry" or group of industries.

Portfolio Turnover

Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.

Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.

Higher portfolio turnover rates generally increase transaction costs that are expenses of the Account. Active trading may generate short-term gains (losses) for taxable shareholders.

The following Funds had significant variation in portfolio turnover rates over the two most recently completed fiscal years:

  California Municipal Fund (2007 - 63.7%; 2006 - 29.0%): In 2007, the Fund experienced increased turnover due to redemptions.
  Real Estate Securities Fund (2007 - 77.8%; 2006 - 37.8%): Market conditions changed dramatically in 2007 with real estate stock prices under pressure after several consecutive years of strong performance. The changed environment dictated an above average amount of portfolio repositioning.
  Tax Exempt Bond Fund (2007 - 51.0%; 2006 - 25.0%): Redemptions were greater in 2007 than in 2006. As interest rates rallied the sub-advisor attempted to bring the portfolio's duration back in line with the index. Given the volatile
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market environment, this strategy did increase turnover as the sub-advisor bought and sold securities to try and remain neutral in the duration posture. The volatility of the market also produced opportunities to improve the fund's positioning with respect to yield, which resulted in increased turnover.

MANAGEMENT

Board of Directors

Under Maryland law, the Board of Directors of the Fund is responsible for overseeing the management of the Fund's business and affairs. The Board meets several times during the year to fulfill this responsibility. Other than serving as Directors, most of the Board members have no affiliation with the Fund or its service providers. Each Director serves until a successor is duly qualified and elected.

Management Information

The following table presents certain information regarding the Directors of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. In addition, the table includes information concerning other directorships held by each Director in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act. Information is listed separately for those Directors who are "interested persons" (as defined in the 1940 Act) of the Fund (the "Interested Directors") and those Directors who are not interested persons of the Fund (the "Independent Directors"). All Directors serve as directors for each of the two investment companies (with a total of 112 portfolios) sponsored by Principal Life Insurance Company (“Principal Life”): the Fund and the Principal Variable Contracts Funds, Inc. (collectively, the "Fund Complex").

Each officer of the Fund has the same position with the Principal Variable Contracts Funds, Inc.

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The following directors are considered to be Independent Directors.

Number
of Portfolios
				in Fund	Other
		Length of		Complex	Directorships
Name, Address, and		Time Served	Principal Occupation(s)	Overseen	Held by
Year of Birth	Position(s) Held with Fund	as Director	During Past 5 Years	by Director	Director
Elizabeth Ballantine	Director	Since 2004	Principal, EBA Associates	112	The McClatchy Company
711 High Street	Member Nominating and		(consulting and investments)
Des Moines, Iowa 50392	Governance Committee
1948

Kristianne Blake	Director	Since 2007	President, Kristianne Gates	112	Avista Corporation; Russell
711 High Street	Member Operations Committee		Blake, P.S. (CPA specializing in		Investment Company*
Des Moines, Iowa 50392			personal financial and tax		Russell Investment Funds*
1954			planning)		(54 portfolios overseen)

Craig Damos	Director	Since 2008	CEO/President, Vertical Growth	112	None
711 High Street	Member Operations Committee		Officer, and CFO, The Weitz
Des Moines, Iowa 50392			Company (general construction)
1954

Richard W. Gilbert	Director	Since 2000	President, Gilbert	112	Calamos Asset
711 High Street	Member Executive Committee		Communications, Inc.		Management, Inc.
Des Moines,	Member Nominating and		(management advisory services)
Iowa 50392	Governance Committee
1940

Mark A. Grimmett	Director	Since 2004	Executive Vice President and	112	None
711 High Street	Member Audit Committee		CFO, Merle Norman Cosmetics,
Des Moines,			Inc. (manufacturer and distributor
Iowa 50392			of skin care products)
1960

Fritz S. Hirsch	Director	Since 2005	President and CEO, Sassy, Inc.	112	None
711 High Street	Member Audit Committee		(manufacturer of infant and
Des Moines,			juvenile products)
Iowa 50392
1951

William C. Kimball	Director	Since 2000	Retired. Formerly, Chairman and	112	Casey’s General Store
711 High Street	Member Nominating and		CEO, Medicap Pharmacies, Inc.		Inc.
Des Moines,	Governance Committee		(chain of retail pharmacies)
Iowa 50392
1947

33

Number
of Portfolios
				in Fund	Other
		Length of		Complex	Directorships
Name, Address, and		Time Served	Principal Occupation(s)	Overseen	Held by
Year of Birth	Position(s) Held with Fund	as Director	During Past 5 Years	by Director	Director
Barbara A. Lukavsky	Director	Since 1993	President and CEO, Barbican	112	None
711 High Street	Member Nominating and		Enterprises, Inc.
Des Moines,	Governance Committee		(holding company for franchises
Iowa 50392			in the cosmetics industry)
1940

Daniel Pavelich	Director	Since 2007	Retired. Formerly, Chairman and	112	Catalytic Inc; Vaagen
711 High Street	Member Audit Committee		CEO of BDO Seidman (tax,		Bros. Lumber, Inc.
Des Moines,			accounting and financial
Iowa 50392			consulting services)
1944

* The Fund and the funds of Russell Investment Funds and Russell Investment Company have one or more common sub-advisors.

The following directors are considered to be Interested Directors because they are affiliated persons of Principal Management Corporation (the "Manager"); Edge Asset Management, Inc.; Principal Funds Distributor, Inc. ("PFD"), the principal underwriter for Classes A, B, C, and S and co-distributor with Princor Financial Services Corporation (each, the "Distributor") for Classes J, Institutional, R-1, R-2, R-3, R-4, and R-5.

The address for Principal Funds Distributor, Inc. is as follows:
1100 Investment Boulevard
El Dorado Hills, CA 95762-5710

The address for Princor is as follows:
711 High Street
Des Moines, Iowa 50392

			Positions with the Manager and its	Number of Portfolios	Other
Name, Address and			Affiliates; Principal Occupation(s)	in Fund Complex	Directorships
Year of Birth	Position(s) Held with Fund	Length of Time Served	During Past 5 Years	Overseen by Director	Held by Director
Ralph C. Eucher	Director	Since 1999	Director, the Manager since 1999.	112	None
711 High Street	Chairman and Chief Executive		President, the Manager 1999-2008.
Des Moines,	Officer		Director, PFD since 2007.
Iowa 50392	Member Executive Committee		Director, Princor since 1999. President,
1952			Princor 1999-2005. Senior Vice
President, Principal Life, since 2002.
Prior thereto, Vice President.

Nora M. Everett	Director	Since 2008	President since 2008. Senior Vice	112	None
711 High Street	President		President and Deputy General
Des Moines,	Member Executive Committee		Counsel, Principal Financial Group,
Iowa 50392			Inc. 2004-2008. Vice President and
1959			Counsel, Principal Financial Group,
Inc. 2001-2004.

34

William G. Papesh	Director	Since 2007	Retired December 2007. Prior thereto,	112	None
711 High Street	Member Operations Committee		President and CEO of WM Group of
Des Moines,			Funds; President and Director of Edge
Iowa 50392			Asset Management, Inc.
1943

Officers of the Fund

The following table presents certain information regarding the officers of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. Officers serve at the pleasure of the Board of Directors.

Name, Address and	Position(s) Held with Fund and	Positions with the Manager and its Affiliates;
Year of Birth	Length of Time Served	Principal Occupations During Past 5 Years
Craig L. Bassett	Treasurer (since 1993)	Vice President and Treasurer, Principal Life
711 High Street
Des Moines, Iowa 50392
1952

Michael J. Beer	Executive Vice President	Executive Vice President and Chief Operating Officer, the Manager;
711 High Street	(since 1993)	Executive Vice President, PFD, since 2007; President, Princor, since 2005
Des Moines, Iowa 50392
1961

Randy L. Bergstrom	Assistant Tax Counsel	Counsel, Principal Life
711 High Street	(since 2005)
Des Moines, Iowa 50392
1955

David J. Brown	Chief Compliance Officer	Vice President, Product and Distribution Compliance, Principal Life; Senior
711 High Street	(since 2004)	Vice President, the Manager, since 2004; Senior Vice President, PFD,
Des Moines, Iowa 50392		since 2007, Second Vice President, Princor, since 2003, and prior thereto,
1960		Vice President, the Manager and Princor

Jill R. Brown	Senior Vice President	Second Vice President, Principal Financial Group and Senior Vice
1100 Investment Boulevard, Ste 200	(since 2007)	President, the Manager and Princor, since 2006, Chief Financial Officer,
El Dorado Hills, CA 95762		Princor, since 2003, Vice President, Princor 2003-2006. Senior Vice
1967		President and Chief Financial Officer, PFD, since 2007; prior thereto,
Assistant Financial Controller, Principal Life

Cary Fuchs	Senior Vice President of Distribution	President, Principal Funds Distributor, since 2007; Director of Mutual Fund
1100 Investment Boulevard, Ste 200	(since 2007)	Operations, Principal Shareholder Services, since 2005; prior thereto,
El Dorado Hills, CA 95762		Divisional Vice President, Boston Financial Data Services
1957

Steve G. Gallaher	Assistant Counsel	Second Vice President and Counsel, Principal Life since 2006;
711 High Street	(since 2006)	Self-Employed Writer in 2005; 2004 and prior thereto, Senior Vice
Des Moines, Iowa 50392		President and Counsel of Principal Residential Mortgage, Inc.
1955

35

Name, Address and	Position(s) Held with Fund and	Positions with the Manager and its Affiliates;
Year of Birth	Length of Time Served	Principal Occupations During Past 5 Years
Ernest H. Gillum	Vice President and Assistant Secretary	Vice President and Chief Compliance Officer, the Manager, since 2004,
711 High Street	(since 1993)	and prior thereto, Vice President, Compliance and Product Development,
Des Moines, Iowa 50392		the Manager
1955

Patrick A. Kirchner	Assistant Counsel	Counsel, Principal Life
711 High Street	(since 2002)
Des Moines, Iowa 50392
1960

Carolyn F. Kolks	Assistant Tax Counsel	Counsel, Principal Life, since 2003 and prior thereto, Attorney
711 High Street	(since 2005)
Des Moines, Iowa 50392
1962

Sarah J. Pitts	Assistant Counsel	Counsel, Principal Life
711 High Street	(since 2000)
Des Moines, Iowa 50392
1945

Layne A. Rasmussen	Vice President, Controller and Chief	Vice President and Controller - Mutual Funds, the Manager
711 High Street	Financial Officer
Des Moines, Iowa 50392	(since 2000)
1958

Michael D. Roughton	Counsel	Vice President and Senior Securities Counsel, Principal Financial Group,
711 High Street	(since 1993)	Inc.; Senior Vice President and Counsel, the Manager, PFD, and Princor;
Des Moines, Iowa 50392		and Counsel, Principal Global
1951

Adam U. Shaikh	Assistant Counsel	Counsel, Principal Life, since 2006. Prior thereto, practicing attorney.
711 High Street	(since 2006)
Des Moines, Iowa 50392
1972

Dan L. Westholm	Assistant Treasurer	Director Treasury, since 2003. Prior thereto, Assistant Treasurer.
711 High Street	(since 2006)
Des Moines, Iowa 50392
1966

Beth C. Wilson	Vice President and Secretary	Director and Secretary, Principal Funds, since 2007. Prior thereto,
711 High Street	(since 2007)	Business Manager for Pella Corp.
Des Moines, Iowa 50392
1956

36

Board Committees. Effective December 2007, the Fund Complex's board has the following four committees: Audit Committee, Executive Committee, Nominating and Governance Committee, and Operations Committee(1). Committee membership is identified on the previous pages. Each committee must report its activities to the Board on a regular basis.

Audit Committee

The primary purpose of the Committee is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex's accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex's financial statements; 2) the Fund Complex's compliance with certain legal and regulatory requirements; 3) the independent registered public accountants' qualifications and independence; and 4) the performance of the Fund Complex's independent registered public accountants. The Audit Committee also serves to provide an open avenue of communication among the independent registered public accountants, the Manager's internal auditors, Fund Complex management, and the Board.

Executive Committee

The Committee's primary purpose is to exercise certain powers of the Board of Directors when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.

Nominating and Governance Committee

The Committee's primary purpose is to oversee 1) the structure and efficiency of the Boards of Directors and the committees the Boards establish, and 2) the activities of the Fund Complex's Chief Compliance Officer. The Committee responsibilities include evaluating board membership and functions, committee membership and functions, insurance coverage, and legal and compliance matters.

The nominating functions of the Nominating and Governance Committee include selecting and nominating all candidates who are not "interested persons" of the Fund Complex (as defined in the 1940 Act) for election to the Board. Generally, the committee requests director nominee suggestions from the committee members and management. In addition, the committee will consider director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 680 8th Street, Des Moines, Iowa 50392. The committee has not established any specific minimum qualifications for nominees. When evaluating a person as a potential nominee to serve as an independent director, the committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

Operations Committee

The Committee's primary purpose is to oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex's shareholders, and review and oversight of the Fund Complex's operations.

(1)	The Fund Complex's board previously had two committees: an Audit and Nominating Committee and an Executive Committee. The Audit and Nominating Committee was comprised of all the Independent Directors. During the last fiscal year, the Audit and Nominating Committee met four times. The Executive Committee membership was comprised of Barbara Lukavsky, Ralph Eucher, and Larry Zimpleman. During the last fiscal year, the Executive Committee did not meet.

Principal Funds, Inc.	MANAGEMENT	37
www.principal.com

The following tables set forth the aggregate dollar range of the equity securities of the mutual funds within the Fund Complex which were beneficially owned by the Directors as of December 31, 2007. The Fund Complex currently includes the separate series of the Fund and of Principal Variable Contracts Funds, Inc.

For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only the Directors who are "interested persons" are eligible to participate in an employee benefit program which invests in Principal Funds, Inc. Directors who beneficially owned shares of the series of the Fund did so through variable life insurance and variable annuity contracts. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:

Independent Directors (not Considered to be "Interested Persons")

A	$0

B	$1 up to and including $10,000

C	$10,001 up to and including $50,000

D	$50,001 up to and including $100,000

E	$100,001 or more

	Ballantine	Blake	Gilbert	Grimmett	Hirsch	Kimball	Lukavsky	Pavelich
Bond & Mortgage Securities	A	A	D	C	A	A	C	A
Disciplined LargeCap Blend	A	A	B	A	A	A	A	A
Diversified International	C	A	D	A	A	A	A	A
Equity Income	A	A	C	A	A	E	A	E
Government & High Quality Bond	A	A	B	C	A	A	A	A
Income	A	A	A	C	A	A	A	A
Inflation Protection	A	A	A	C	A	A	A	A
International Emerging Markets	C	A	A	A	A	A	C	A
LargeCap Blend I	A	A	B	A	A	A	A	A
LargeCap Blend II	A	A	A	C	A	A	E	A
LargeCap Growth	A	A	E	A	A	A	C	A
LargeCap Value	A	A	C	A	A	A	A	A
LargeCap Value III	C	A	A	A	A	A	D	A
MidCap Blend	A	A	C	C	A	A	A	A
MidCap Value II	A	A	A	A	A	D	D	A
Money Market	A	B	C	C	A	E	C	A
Mortgage Securities	A	A	A	C	A	A	A	A
Preferred Securities	A	A	A	A	A	D	A	A
Principal LifeTime 2010	A	A	A	C	A	A	A	A
Principal LifeTime 2050	A	A	A	A	E	A	A	A
Real Estate Securities	C	A	A	A	A	D	C	A
SAM Flexible Income Portfolio	A	A	A	C	A	A	A	A
SAM Strategic Growth Portfolio	A	E	A	A	A	A	A	A
Short-Term Bond	A	A	A	C	A	A	A	A
Short-Term Income	A	A	A	C	A	A	A	A
SmallCap Blend	A	A	A	C	A	A	A	A
Ultra Short Bond	A	A	A	C	A	A	A	A
West Coast Equity	A	E	A	A	A	A	A	B

Total Fund Complex	E	E	E	E	E	E	E	E

Independent director Craig Damos, who began serving as director of the Fund on March 10, 2008, did not own shares of any of the funds as of December 31, 2007.

Principal Funds, Inc.	MANAGEMENT	38
www.principal.com

Directors Considered to be "Interested Persons"

A	$0

B	$1 up to and including $10,000

C	$10,001 up to and including $50,000

D	$50,001 up to and including $100,000

E	$100,001 or more

	Ralph C.	William	Larry D.
	Eucher	Papesh	Zimpleman
Disciplined LargeCap Blend	C	A	A
Diversified International	E	A	A
Equity Income	C	E	A
Government & High Quality Bond	C	A	A
LargeCap Blend I	C	A	A
LargeCap Blend II	E	A	A
LargeCap Growth	D	A	A
LargeCap Growth I	C	A	A
LargeCap Growth II	C	A	A
LargeCap S&P 500 Index	E	A	A
LargeCap Value III	E	A	A
MidCap Blend	E	A	A
Money Market	E	A	A
Tax-Exempt Bond	E	A	A
West Coast Equity	A	A	A

Principal Funds, Inc.
(through participation in an	Ralph C.	William	Larry D.
employee benefit plan)	Eucher	Papesh	Zimpleman
Money Market Fund	E	A	A
Principal LifeTime 2010	A	E	A
Principal LifeTime 2020	A	A	E

Total Fund Complex	E	E	E

Compensation. The Fund does not pay any remuneration to its Directors who are employed by the Manager or its affiliates or to its officers who are furnished to the Fund by the Manager and its affiliates pursuant to the Management Agreement. Each Director who is not an "interested person" received compensation for service as a member of the Boards of all investment companies sponsored by Principal Life based on a schedule that takes into account an annual retainer amount, the number of meetings attended, and expenses incurred. Director compensation and related expenses are allocated to each of the Funds based on the net assets of each relative to combined net assets of all of the investment companies sponsored by Principal Life.

The following table provides information regarding the compensation received by the Independent Directors from the Fund and from the Fund Complex during the fiscal year ended October 31, 2007. On that date, there were 2 funds (with a total of 108 portfolios in the Fund Complex). The Fund does not provide retirement benefits to any of the Directors.

		Fund
Director	The Fund	Complex
Elizabeth Ballantine	$ 90,398	$105,000
Kristianne Blake*	99,013	111,833
Richard W. Gilbert	102,057	118,750
Mark A. Grimmett	92,112	107,500
Fritz Hirsch	90,784	106,000
William C. Kimball	91,033	106,000
Barbara A. Lukavsky	96,005	111,625
Daniel Pavelich*	100,185	113,167
* Not elected as a Director until January 16, 2007.

Craig Damos began serving as an independent director of the Fund on March 10, 2008, and had not received compensation as of October 31, 2007.

Principal Funds, Inc.	MANAGEMENT	39
www.principal.com

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

The following list identifies shareholders who own more than 25% of the voting securities of the Fund as of ________________. It is presumed that a person who owns more than 25% of the voting securities of a fund controls the fund. A control person could control the outcome of proposals presented to shareholders for approval. The list is represented in alphabetical order by fund.

To be filed by amendment.

____________________________________________________________________________________________________________________
Jurisdiction Under
	Percent			Which Control Person is	Parent of Control
	of			Organized (when control	Person (when control
Fund	Ownership	Shareholder Name	Shareholder Address	person is a company)	person is a company)
____________________________________________________________________________________________________________________

Principal Funds, Inc.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	40
www.principal.com

The Directors and Officers of the Fund, member companies of the Principal Financial Group, and certain other persons may purchase shares of the Funds without the payment of any sales charge. The sales charge is waived on these transactions because there are either no distribution costs or only minimal distribution costs associated with the transactions. For a description of the persons entitled to a waiver of sales charge in connection with their purchase of shares of the Funds, see the discussion of the waiver of sales charges under the caption "Choosing a Share Class" in the prospectus for the Class A, B, and C shares.

The Principal LifeTime Funds, SAM Portfolios, or Principal Life Insurance Company will vote in the same proportion as shares of the Funds owned by other shareholders. Therefore, neither the Principal LifeTime Funds, SAM Portfolios nor Principal Life Insurance Company exercise voting discretion.

The By-laws of the Fund sets the quorum requirement (a quorum must be present at a meeting of shareholders for business to be transacted). The By-laws of the Fund states that a quorum is "The presence in person or by proxy of one-third of the shares of each Fund outstanding at the close of business on the Record Date constitutes a quorum for a meeting of that Fund."

Certain proposals presented to shareholders for approval require the vote of a "majority of the outstanding voting securities," which is a term defined in the 1940 Act to mean, with respect to a Fund, the affirmative vote of the lesser of 1) 67% or more of the voting securities of the Fund present at the meeting of that Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or 2) more than 50% of the outstanding voting securities of the Fund (a "Majority of the Outstanding Voting Securities").

Certain proposals require for approval the affirmative vote of the holders of a plurality of the shares voted at the meeting and thus may be approved by vote of a Principal LifeTime Fund.

Principal Holders of Securities

The Fund is unaware of any persons who own beneficially more than 5% of the Fund's outstanding shares. The following list identifies the shareholders of record who own 5% or more of any class of the Fund's outstanding shares as of ____________________________. The list is presented in alphabetical order by fund.

To be filed by amendment.
___________________________________________________________________________________________________________________
Percent
of
Fund/Class	Ownership	Shareholder Name	Shareholder Address
____________________________________________________________________________________________________________________

Management Ownership

As of ___________________________, the Officers and Directors of the Fund as a group owned less than 1% of the outstanding shares of any Class of any of the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisors

The Manager of the Fund is Principal Management Corporation ("Principal"), a wholly owned subsidiary of Principal Financial Services, Inc. Principal is an affiliate of Principal Life. The address of Principal is the Principal Financial Group, Des Moines, Iowa 50392. Principal was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Life.

Principal Funds, Inc.	INVESTMENT ADVISORY AND OTHER SERVICES	41
www.principal.com

Principal implemented a cash management program in the following Funds: LargeCap Value III, LargeCap Growth II, MidCap Growth III, MidCap Value I, MidCap Value II, SmallCap Growth II, SmallCap Value I, and SmallCap Value III.

Principal will invest the cash, which comprises a very small portion of the funds’ portfolios, in money market investments and in stock index futures contracts based on the Fund’s market cap to gain exposure to the market.

Principal also provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging a Sub-Advisor to provide asset allocation services to those Funds.

Principal has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services for a specific Fund. For these services, each Sub-Advisor is paid a fee by Principal.

Sub-Advisor:	AllianceBernstein L.P. ("AllianceBernstein") provides investment advisory services. AXA, AXA
Financial, Inc., AXA Equitable Life Insurance Company ("AXA Equitable"), and certain subsidiaries of
AXA Equitable directly and indirectly represent a controlling economic interest in AllianceBernstein.
AllianceBernstein is located at 1345 Avenue of the Americas, New York, NY 10105.

Fund(s):	SmallCap Growth I and a portion of the assets of LargeCap Value III

Sub-Advisor:	American Century Investment Management, Inc. ("American Century") provides investment advisory services and was founded in 1958. American Century Investment Management is a direct, wholly-
owned subsidiary of American Century Companies, Inc. Its office is located in the American Century
Tower at 4500 Main Street, Kansas City, MO 64111.

Fund(s):	LargeCap Growth II and LargeCap Value II

Sub-Advisor:	AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provides investment advisory services to a number of institutional investors. AXA Rosenberg is wholly-owned by AXA Rosenberg
Group LLC. AXA Rosenberg's address is 4 Orinda Way, Building E, Orinda, CA 94563.

Fund(s):	a portion of the assets of International Value I

Sub-Advisor:	Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in
1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly owned subsidiary of Old Mutual Asset
Managers (US) LLC, which is a wholly owned subsidiary of Old Mutual plc. BHMS's address is 2200
Ross Avenue, 31st Floor, Dallas, Texas 75201.

Fund(s):	a portion of the assets of MidCap Value III

Sub-Advisor:	BlackRock Financial Management, Inc., ("BFM"), 40 East 52nd Street, New York, New York 10022, is a
wholly-owned subsidiary of BlackRock, Inc., a public company, and is registered as an investment adviser under the Advisers Act.

INVESTMENT ADVISORY AND OTHER SERVICES	42

Fund(s):	Inflation Protection

Sub-Advisor:	Causeway Capital Management LLC ("Causeway") provides investment advisory services to institutional clients and funds. Causeway is owned by Sarah Ketterer, Harry Hartford, Evercore
Investments L.L.C., and other Causeway employees. Causeway's address is 11111 Santa Monica
Boulevard, Suite 1500, Los Angeles, CA 90025.

Fund(s):	a portion of the assets of International Value I

Sub-Advisor:	Columbus Circle Investors ("CCI") is an affiliate of PGI and a member of the Principal Financial Group.
CCI provides investment advisory services and was founded in 1975. Its address is Metro Center, One
Station Place, Stamford, CT 06902.

Fund(s):	LargeCap Growth, MidCap Growth, and a portion of the assets of SmallCap Growth III

Sub-Advisor:	Dimensional Fund Advisors Inc. ("Dimensional"), located at 1299 Ocean Avenue, Santa Monica, CA
90401, is a registered investment advisor.

Fund(s):	a portion of the assets of SmallCap Value II

Sub-Advisor:	Edge Asset Management, Inc. ("Edge") is an affiliate of Principal and a member of the Principal
Financial Group. Edge has been in the business of investment management since 1944. Its address is
601 Union Street, Suite 2200, Seattle, WA 98101-1377.

Fund(s):	Equity Income, High Yield, Income, MidCap Stock, Mortgage Securities, Short-Term Income, SAM
Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM
Flexible Income Portfolio, SAM Strategic Growth Portfolio and West Coast Equity

Sub-Advisor:	Emerald Advisers, Inc. ("Emerald") is a wholly owned subsidiary of Emerald Asset Management.
Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald Advisers is indirectly controlled by Joseph Besecker.
Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601.

Fund(s):	a portion of the assets of SmallCap Growth II

Sub-Advisor:	Essex Investment Management Company, LLC ("Essex") is a Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients. Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Essex Investment Management is majority owned by Affiliated Managers
Group, Inc., a publically reporting diversified asset management company. Its address is 125 High
Street, 29th Floor, Boston, MA 02110.

Fund(s):	a portion of the assets of SmallCap Growth II

INVESTMENT ADVISORY AND OTHER SERVICES	43

Sub-Advisor:	Goldman Sachs Asset Management, L.P. ("GSAM") has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. GSAM's principal office is located at 32
Old Slip, New York, NY 10005.

Fund(s):	LargeCap Blend I and a portion of the assets of MidCap Value I

Sub-Advisor:	Jacobs Levy Equity Management, Inc. ("Jacobs Levy") provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham Park,
New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity separate accounts for institutional clients. Jacobs Levey is co-owned Bruce Jacobs and Kenneth Levy. Its address is 100
Campus Drive, Florham Park, NJ 07932-0650.

Fund(s):	MidCap Value II and a portion of the assets of MidCap Growth II

Sub-Advisor:	J.P. Morgan Investment Management Inc. ("J.P. Morgan"), 245 Park Avenue, New York, NY 10167 is
an indirect wholly owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), a bank holding company.
J.P. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.

Fund(s):	a portion of the assets of SmallCap Value I, and a portion of the assets of High Yield I

Sub-Advisor:	Lehman Brothers Asset Management LLC ("LBAM"), 190 South LaSalle Street, Chicago, IL 60603, is a
wholly-owned subsidiary of Lehman Brothers Holdings, Inc., a publicly-owned holding company. LBAM offers a wide range of investment advisory services to meet the needs of clients with diverse investment objectives.

Fund(s):	a portion of the assets of High Yield I

Sub-Advisor:	Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") provides investment advisory services and is an independent, employee-owned firm. It is located at 11150 Santa Monica
Boulevard, Los Angeles, CA 90025.

Fund(s):	a portion of the assets of MidCap Value I and a portion of the assets of SmallCap Value III

Sub-Advisor:	MacKay Shields LLC ("MacKay Shields") was founded in 1938 as an economic consulting firm and became a registered investment advisor in April 1969. At that time, the firm began managing domestic equity accounts for U.S. tax-exempt clients. MacKay Shields has one office that is located at 9 West
57(th) Street, New York, NY 10019. All aspects of investment management and client service are conducted from this location.

Fund(s):	a portion of the assets of MidCap Growth II (in April 2009, MacKay Shields will no longer sub-advise this Fund)

INVESTMENT ADVISORY AND OTHER SERVICES	44

Sub-Advisor:	Mellon Capital Management Corporation ("Mellon Capital"), 500 Grant Street, Suite 4200, Pittsburgh,
PA 15258. Mellon Capital provides investment advisory services and is a wholly owned subsidiary of
Mellon Financial Corporation ("Mellon").

Fund(s):	a portion of the assets of MidCap Growth III and a portion of the assets of SmallCap Value I

Sub-Advisor:	Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, is a majority owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE is the
indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company. PIMCO is located at 840 Newport Center Drive, Newport Beach,
CA 92660.

Fund(s):	Core Plus Bond I

Sub-Advisor:	Principal Global Investors, LLC ("PGI") is an indirectly wholly-owned subsidiary of Principal Life
Insurance Company and an affiliate of the Manager. PGI has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. PGI manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392. It has other primary asset management offices in New York, London, Sydney and Singapore.

Fund(s):	Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified International, Government &
High Quality Bond, High Quality Intermediate-Term Bond, International Emerging Markets, International
Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap S&P 400 Index, Money
Market, Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime
2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime
2045, Principal LifeTime 2050, Principal LifeTime 2055, Principal LifeTime Strategic Income, Short-
Term Bond, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index, SmallCap Value, Ultra
Short Bond, a portion of the assets of Global Diversified Income, and a portion of the assets of MidCap
Value III.

Sub-Advisor:	Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly owned subsidiary of Principal
Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal-REI's address is 801
Grand Avenue, Des Moines, IA 50392.

Fund(s):	Global Real Estate Securities, Real Estate Securities, and a portion of the assets of Global Diversified
Income

Sub-Advisor:	Pyramis Global Advisors, LLC ("Pyramis") provides investment advisory services. Pyramis is owned by
Pyramis Global Advisors Holdings Corp. and is located at 900 Salem Street, Smithfield, RI 02917.

Fund(s):	International I

INVESTMENT ADVISORY AND OTHER SERVICES	45

Sub-Advisor:	Spectrum Asset Management, Inc. ("Spectrum") is an indirect subsidiary of Principal Life, an affiliate of
PGI and a member of the Principal Financial Group. Spectrum provides investment advisory services and was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905.

Fund(s):	Preferred Securities and a portion of the assets of Global Diversified Income

Sub-Advisor:	T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly owned subsidiary of T. Rowe Price Group,
Inc., a financial services holding company, has over 70 years of investment management experience.
T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

Fund(s):	LargeCap Blend II and LargeCap Growth I

Sub-Advisor:	Turner Investment Partners, Inc. ("Turner") provides investment advisory services and was founded in
1990. Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

Fund(s):	MidCap Growth III

Sub-Advisor:	UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a Delaware corporation located at
One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS
AG.

Fund(s):	LargeCap Value I and a portion of the assets of SmallCap Growth II

Sub-Advisor:	Van Kampen Investment Management ("Van Kampen"), 522 Fifth Avenue, New York, NY 10036. Van
Kampen is an indirect wholly owned subsidiary of Morgan Stanley, a publicly held global financial services company. Van Kampen provides investment advice to a wide variety of individual, institutional, and investment company clients.
Fund(s):	California Municipal and Tax-Exempt Bond

Sub-Advisor:	Vaughan Nelson Investment Management, LP ("Vaughan Nelson") provides investment advisory services and is located at 600 Travis Street, Suite 6300, Houston, Texas 77002. Founded in 1970,
Vaughan Nelson is a subsidiary of Natixis Global Asset Management, L.P.
Fund(s):	a portion of the assets of SmallCap Value II

Sub-Advisor:	Westwood Management Corp. ("Westwood"), a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company.
Westwood's principal place of business is located at 200 Crescent Court, Suite 1200, Dallas, Texas
75201.
Fund(s):	a portion of the assets of LargeCap Value III

INVESTMENT ADVISORY AND OTHER SERVICES	46

The Sub-Sub-Advisors

PGI has entered into a sub-sub-advisory agreement with Spectrum for the Bond & Mortgage Securities and High Quality Intermediate-Term Bond Funds. Under the agreement, the sub-sub-advisor agrees to manage the day-to-day investment of the Funds' assets allocated to it consistent with the Funds' investment objectives, policies and restrictions and will be responsible for, among other things, placing all orders for the purchase and sale of portfolio securities, subject to supervision and monitoring by the Sub-Advisor and oversight by the Board. Each firm, at its own expense, will provide all investment, management, and administrative personnel, facilities, and equipment necessary for the investment advisory services which it conducts for the Funds.

Under the agreement, PGI pays the sub-sub-advisor a fee which is accrued daily and paid monthly (calculated as percentage of the average daily net assets managed by the firm). Entering into these agreements does not change the management fee that the Fund pays Principal under its Management Agreement or the sub-advisory fee that Principal pays PGI under its sub-advisory agreement. PGI, and not the Fund, will bear the expenses of the services that each of the sub-sub-advisors provides to the Fund under the agreements.

Each of the persons affiliated with the Fund who is also an affiliated person of Principal or an affiliated advisor is named below, together with the capacities in which such person is affiliated:

Name	Office Held With The Fund	Office Held with Principal/or affiliated advisor
Treasurer (Principal); Vice President and Treasurer
Craig L. Bassett	Treasurer	(PGI)
Michael J. Beer	Executive Vice President	Director, Executive Vice President and Chief Operating
Officer Principal) Mutual Funds
Randy L. Bergstrom	Assistant Tax Counsel	Counsel (PGI)
David J. Brown	Chief Compliance Officer	Officer Senior Vice President (Principal)
Jill R. Brown	Senior Vice President	Senior Vice President (Principal)
Ralph C. Eucher	Director, Chairman, and CEO	Director (Principal)
Nora M. Everett	Director and President	President (Principal)
Stephen G. Gallaher	Assistant Counsel	2nd Vice President and Assistant General Counsel
(Principal)
Vice President and Chief Compliance Officer
Ernest H. Gillum	Vice President and Assistant Secretary	(Principal)
Patrick A. Kirchner	Assistant Counsel	Counsel (Principal); Counsel (PGI)
Carolyn Kolks	Assistant Tax Counsel	Counsel (PGI)
Sarah J. Pitts	Assistant Counsel	Counsel (Principal)
Layne A. Rasmussen	Vice President, Controller, and Chief Financial	Vice President and Controller (Principal) Mutual Funds
Officer
Michael D. Roughton	Counsel	Senior Vice President and Counsel (Principal); Vice
President and Associate General Counsel (PGI)
Adam U. Shaikh	Assistant Counsel	Counsel (Principal)
Dan L. Westholm	Assistant Treasurer	Director-Treasury (Principal)
Beth C. Wilson	Vice President and Secretary	Vice President (Principal)

Codes of Ethics

The Fund, Principal, each of the Sub-Advisors, PFD, and Princor have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act. Principal has also adopted such a Code under Rule 204A-1 of the Investment Advisers Act of 1940. These Codes are designed to prevent persons with access to information regarding the portfolio trading activity of a Fund from using that information for their personal benefit. In certain circumstances, personal securities trading is permitted in accordance with procedures established by the Codes. The Boards of Directors of Principal, the Fund, PFD, Princor and each of the Sub-Advisors periodically review their respective Codes. The Codes are on file with, and available from, the Securities and Exchange Commission. A copy of the Fund's Code will also be provided upon request, which may be made by contacting the Fund.

Principal Funds, Inc.	INVESTMENT ADVISORY AND OTHER SERVICES	47
www.principal.com

The management fee schedules for the Funds are as follows:

	First $500	Next $500	Next $500	Over $1.5
Fund	million	million	million	billion
Disciplined LargeCap Blend	0.60%	0.58%	0.56%	0.55%
Global Real Estate Securities	0.90	0.88	0.86	0.85
Government & High Quality Bond	0.40	0.38	0.36	0.35
High Quality Intermediate-Term Bond	0.40	0.38	0.36	0.35
High Yield I	0.65	0.63	0.61	0.60
Inflation Protection	0.40	0.38	0.36	0.35
International I	1.10	1.08	1.06	1.05
International Emerging Markets	1.20	1.18	1.16	1.15
International Growth	1.00	0.98	0.96	0.95
International Value I	1.10	1.08	1.06	1.05
LargeCap Blend I	0.45	0.43	0.41	0.40
LargeCap Blend II	0.75	0.73	0.71	0.70
LargeCap Growth I	0.75	0.73	0.71	0.70
LargeCap Growth II	0.95	0.93	0.91	0.90
LargeCap Value	0.45	0.43	0.41	0.40
LargeCap Value I	0.80	0.78	0.76	0.75
LargeCap Value II	0.85	0.83	0.81	0.80
MidCap Blend	0.65	0.63	0.61	0.60
MidCap Growth	0.65	0.63	0.61	0.60
MidCap Growth II	1.00	0.98	0.96	0.95
MidCap Growth III	1.00	0.96	0.94	0.92
MidCap Value I	1.00	0.98	0.96	0.95
MidCap Value II	1.00	0.98	0.96	0.95
MidCap Value III	0.65	0.63	0.61	0.60
Preferred Securities	0.75	0.73	0.71	0.70
Real Estate Securities	0.85	0.83	0.81	0.80
Short-Term Bond	0.40	0.38	0.36	0.35
SmallCap Blend	0.75	0.73	0.71	0.70
SmallCap Growth	0.75	0.73	0.71	0.70
SmallCap Growth I	1.10	1.08	1.06	1.05
SmallCap Growth II	1.00	0.98	0.96	0.95
SmallCap Growth III	1.10	1.08	1.06	1.05
SmallCap Value	0.75	0.73	0.71	0.70
SmallCap Value I	1.00	0.98	0.96	0.95
SmallCap Value II	1.00	0.98	0.96	0.95
SmallCap Value III	1.00	0.98	0.96	0.95
Tax-Exempt Bond	0.50	0.48	0.46	0.45

	First $3	Over $3
Fund	billion	billion
Principal LifeTime 2010	0.1225%	0.1125%
Principal LifeTime 2015	0.1225	0.1125
Principal LifeTime 2020	0.1225	0.1125
Principal LifeTime 2025	0.1225	0.1125
Principal LifeTime 2030	0.1225	0.1125
Principal LifeTime 2035	0.1225	0.1125
Principal LifeTime 2040	0.1225	0.1125
Principal LifeTime 2045	0.1225	0.1125
Principal LifeTime 2050	0.1225	0.1125
Principal LifeTime 2055	0.1225	0.1125
Principal LifeTime Strategic Income	0.1225	0.1125

Principal Funds, Inc.	INVESTMENT ADVISORY AND OTHER SERVICES	48
www.principal.com

	First $500	Next $500	Next $500	Next $500	Next $1	Over $3
Fund	million	million	million	million	billion	billion
Bond & Mortgage Securities	0.55%	0.53%	0.51%	0.50%	0.48%	0.45%
Diversified International	0.90	0.88	0.86	0.85	0.83	0.80
Global Diversified Income	0.80	0.78	0.76	0.75	0.73	0.70
LargeCap Value III	0.80	0.78	0.76	0.75	0.73	0.70
Money Market	0.40	0.39	0.38	0.37	0.36	0.35

	First $500	Next $500	Next $500	Next $500	Next $500	Over $2.5
Fund	million	million	million	million	million	billion
Core Plus Bond I	0.60%	0.58%	0.56%	0.55%	0.53%	0.50%

	First $500	Next $500	Next $1	Next $1	Over $3
Fund	million	million	billion	billion	billion
LargeCap Growth	0.68%	0.65%	0.62%	0.58%	0.55%

	First $1.0	Over $1.0
Fund	billion	billion
California Municipal	0.50%	0.45%

	First $250	Over $250
Fund	million	million
High Yield	0.625%	0.500%

	First $250	Next $250	Over $500
Fund	million	million	million
Equity Income	0.60%	0.55%	0.50%

	First $2	Over $2
Fund	billion	billion
Income	0.50%	0.45%
Mortgage Securities	0.50	0.45

	First $1	Next $1	Next $1	Over $3
Fund	billion	billion	billion	billion
MidCap Stock	0.75%	0.70%	0.65%	0.60%

	First $200	Next $300	Over $500
Fund	million	million	million
Short-Term Income	0.50%	0.45%	0.40%

	First $500	Next $500	Over $1
Fund	million	million	billion
West Coast Equity	0.625%	0.500%	0.375%

	First $500	Next $500	Next $1	Next $1	Next $1	Next $1	Over $5
Fund	million	million	billion	billion	billion	billion	billion
SAM Balanced Portfolios*	0.55%	0.50%	0.45%	0.40%	0.35%	0.30%	0.25%
SAM Conservative Balanced Portfolio*	0.55	0.50	0.45	0.40	0.35	0.30	0.25
SAM Conservative Growth Portfolio*	0.55	0.50	0.45	0.40	0.35	0.30	0.25
SAM Flexible Income Portfolio*	0.55	0.50	0.45	0.40	0.35	0.30	0.25
SAM Strategic Growth Portfolio*	0.55	0.50	0.45	0.40	0.35	0.30	0.25

* Breakpoints based on aggregate SAM Portfolio net assets

All
Fund	Assets
LargeCap S&P 500 Index	0.15%
MidCap S&P 400 Index	0.15
SmallCap S&P 600 Index	0.15
Ultra Short Bond	0.38

Each Fund pays all of its operating expenses, except those Funds for which Principal has agreed to pay such expenses. Under the terms of the Management Agreement, Principal is responsible for paying the expenses

INVESTMENT ADVISORY AND OTHER SERVICES	49

associated with the organization of each Fund, including the expenses incurred in the initial registration of the Funds with the Securities and Exchange Commission, compensation of personnel, officers and directors who are also affiliated with Principal, and expenses and compensation associated with furnishing office space and all necessary office facilities and equipment and personnel necessary to perform the general corporate functions of the Fund. Portfolio accounting services are provided to each Fund at cost, under the terms of the Management Agreement. Principal Shareholder Services, Inc., a wholly owned subsidiary of Principal, provides transfer agent services for Class A, B, C, J, S, R-1, R-2, R-3, R-4, R-5, and Institutional Class shares, including qualifying shares of the Fund for sale in states and other jurisdictions, for each Fund pursuant to an additional agreement with the Fund. Principal is also responsible for providing certain shareholder services to the R-1, R-2, R-3, R-4 and R-5 share classes pursuant to an additional agreement.

The Manager has contractually agreed to limit the Fund's expenses (excluding interest the Funds incur in connection with investments they make) on certain share classes of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limits and the agreement terms are as follows:

					Institutional
	Class A	Class B	Class C	Class J	Class	Expiration
Bond & Mortgage Securities Fund	0.94%	1.60%	1.75%*	N/A	N/A	6/30/2009
Core Plus Bond Fund I	N/A	N/A	N/A	N/A	0.65%	2/28/2010
Disciplined LargeCap Blend Fund	N/A	N/A	1.82	N/A	N/A	2/28/2009
Diversified International Fund	N/A	N/A	2.08	N/A	N/A	2/28/2009
Global Diversified Income	1.25	N/A	2.00	1.40	0.90	2/28/2010
Global Real Estate Securities Fund	1.45	N/A	2.20	N/A	0.95	2/28/2009
Government & High Quality Bond Fund	N/A	N/A	1.65	N/A	N/A	2/28/2009
Income Fund	0.90	1.64	1.65	N/A	N/A	2/28/2009
Inflation Protection Fund	0.90	N/A	1.65	1.15%	N/A	2/28/2009
International Emerging Markets Fund	N/A	N/A	2.80	N/A	N/A	2/28/2009
International Growth Fund	1.60	N/A	2.35	N/A	N/A	2/28/2009
International Value Fund I	N/A	N/A	N/A	N/A	1.13	2/28/2010
LargeCap Blend Fund I	N/A	N/A	1.90	N/A	N/A	2/28/2009
LargeCap Blend Fund II	N/A	N/A	2.20	N/A	N/A	2/28/2009
LargeCap Growth Fund	1.28	2.26	2.03	N/A	N/A	2/28/2009
LargeCap Growth Fund I	N/A	N/A	2.20	N/A	N/A	2/28/2009
LargeCap Growth Fund II	1.70	N/A	2.45	1.75	N/A	2/28/2009
LargeCap S&P 500 Index Fund	N/A	N/A	1.30	N/A	N/A	2/28/2009
LargeCap Value Fund	N/A	N/A	1.70	N/A	N/A	2/28/2009
LargeCap Value Fund III	N/A	N/A	2.25	N/A	N/A	2/28/2009
MidCap Blend Fund	1.02	1.32	1.95*	N/A	N/A	6/30/2008
MidCap Growth Fund III	1.75	2.50	2.50	N/A	N/A	2/28/2009
MidCap Value Fund II	1.75	2.50	2.50	N/A	N/A	2/28/2009
Money Market Fund	N/A	N/A	1.79	N/A	N/A	2/28/2009
Mortgage Securities Fund	0.91	1.65	1.63	N/A	N/A	2/28/2009
Preferred Securities Fund	1.00	N/A	1.75	N/A	N/A	2/28/2009
Principal LifeTime 2010 Fund	0.50	N/A	1.25	N/A	N/A	2/28/2009
Principal LifeTime 2015 Fund	N/A	N/A	N/A	N/A	0.1725	2/28/2009
Principal LifeTime 2020 Fund	0.50	1.25	1.25	N/A	N/A	2/28/2009
Principal LifeTime 2025 Fund	N/A	N/A	N/A	N/A	0.1725	2/28/2009
Principal LifeTime 2030 Fund	0.50	1.25	1.25	N/A	N/A	2/28/2009
Principal LifeTime 2035 Fund	N/A	N/A	N/A	N/A	0.1725	2/28/2009
Principal LifeTime 2040 Fund	0.50	1.25	1.25	N/A	N/A	2/28/2009
Principal LifeTime 2045 Fund	N/A	N/A	N/A	N/A	0.1725	2/28/2009
Principal LifeTime 2050 Fund	0.50	1.25	1.25	N/A	N/A	2/28/2009
Principal LifeTime 2055 Fund	N/A	N/A	N/A	N/A	0.1725	2/28/2009
Principal LifeTime Strategic Income Fund	0.50	1.25	1.25	N/A	N/A	2/28/2009
Real Estate Securities Fund	1.28	2.08	1.98	N/A	N/A	2/28/2009
SAM Balanced Portfolio	N/A	N/A	N/A	0.95	N/A	2/28/2009
SAM Conservative Balanced Portfolio	N/A	N/A	N/A	0.95	N/A	2/28/2009
SAM Conservative Growth Portfolio	N/A	N/A	N/A	0.95	N/A	2/28/2009
SAM Flexible Income Portfolio	N/A	N/A	N/A	0.95	N/A	2/28/2009
SAM Strategic Growth Portfolio	N/A	N/A	N/A	0.95	N/A	2/28/2009
Short-Term Bond Fund	N/A	N/A	1.70	N/A	N/A	2/28/2009

INVESTMENT ADVISORY AND OTHER SERVICES	50

					Institutional
	Class A	Class B	Class C	Class J	Class	Expiration
Short-Term Income Fund	0.95	N/A	1.67	N/A	N/A	2/28/2009
SmallCap Blend Fund	N/A	N/A	2.20	N/A	N/A	2/28/2009
SmallCap Growth Fund	N/A	2.57	2.21	N/A	N/A	2/28/2009
SmallCap Growth Fund II	1.95	2.70	2.70	N/A	N/A	2/28/2009
SmallCap Value Fund	1.35	2.29	2.08	N/A	N/A	2/28/2009
Tax-Exempt Bond Fund	0.76	1.15	1.65	N/A	N/A	2/28/2009
Ultra Short Bond Fund	N/A	N/A	1.50	N/A	N/A	2/28/2009

* Expires 2/28/2009

	R-1	R-2	R-3	R-4	R-5
	Class	Class	Class	Class	Class	Expiration
Core Plus Bond Fund I	1.53%	1.40%	1.22%	1.03%	0.91%	2/28/2010
Principal LifeTime 2015 Fund	1.0525	0.9225	0.7425	0.5525	0.4325	2/28/2009
Principal LifeTime 2025 Fund	1.0525	0.9225	0.7425	0.5525	0.4325	2/28/2009
Principal LifeTime 2035 Fund	1.0525	0.9225	0.7425	0.5525	0.4325	2/28/2009
Principal LifeTime 2045 Fund	1.0525	0.9225	0.7425	0.5525	0.4325	2/28/2009
Principal LifeTime 2055 Fund	1.0525	0.9225	0.7425	0.5525	0.4325	2/28/2009

Fees paid for investment management services during the periods indicated were as follows:

		Management Fees
		for Periods Ended October 31
Fund	2007	2006	2005
Bond & Mortgage Securities Fund	$11,828	$ 8,920	$ 5,132
California Municipal Fund	1,934	2,007	2,102
Disciplined LargeCap Blend Fund	17,159	5,236	2,485
Diversified International Fund	17,026	5,968	2,284
Equity Income Fund	22,206	16,718	10,507
Global Real Estate Securities Fund	4(2)
Government & High Quality Bond Fund	1,519	1,617	917
High Quality Intermediate-Term Bond Fund	643	497	371
High Yield Fund	7,857	4,846	4,228
High Yield Fund I	1,155	545	245(1)
Income Fund	6,033	6,152	5,931
Inflation Protection Fund	1,355	376	153(1)
International Fund I	16,318	7,962	4,289
International Emerging Markets Fund	10,244	2,932	1,077
International Growth Fund	17,585	9,967	5,445
LargeCap Blend Fund I	3,051	958	409
LargeCap Blend Fund II	7,589	6,464	5,180
LargeCap Growth Fund	19,226	4,311	1,767
LargeCap Growth Fund I	11,086	7,298	6,070
LargeCap Growth Fund II	7,650	8,533	5,283
LargeCap S&P 500 Index Fund	1,588	1,241	949
LargeCap Value Fund	3,539	2,853	1,282
LargeCap Value Fund I	6,816	3,271	1,151
LargeCap Value Fund II	2,168	1,812	896(1)
LargeCap Value Fund III	20,707	16,315	12,193
MidCap Blend Fund	5,662	4,991	2,079
MidCap Growth Fund	227	175	124
MidCap Growth Fund II	5,880	5,490	2,330(1)
MidCap Growth Fund III	5,769	4,511	1,616
MidCap S&P 400 Index Fund	311	208	121
MidCap Stock Fund	7,000	6,864	6,140
MidCap Value Fund I	9,572	6,531	4,267
MidCap Value Fund II	7,552	6,294	4,369
MidCap Value Fund III	981	851	655
Money Market Fund	7,761	2,598	1,601
Mortgage Securities Fund	8,378	8,890	8,599
Preferred Securities Fund	4,970	3,696	2,067
Principal LifeTime 2010 Fund	1,757	1,004	549
Principal LifeTime 2020 Fund	3,388	1,781	861

INVESTMENT ADVISORY AND OTHER SERVICES	51

	Management Fees for Periods Ended October 31

Fund	2007	2006	2005
Principal LifeTime 2030 Fund	2,855	1,469	728
Principal LifeTime 2040 Fund	1,385	649	293
Principal LifeTime 2050 Fund	592	304	132
Principal LifeTime Strategic Income Fund	614	419	265
Real Estate Securities Fund	13,650	8,663	4,925
SAM Balanced Portfolio	14,834	14,339	22,943
SAM Conservative Balanced Portfolio	2,020	2,021	3,474
SAM Conservative Growth Portfolio	12,204	11,566	18,482
SAM Flexible Income Portfolio	2,560	2,937	6,145
SAM Strategic Growth Portfolio	7,575	6,956	11,040
Short-Term Bond Fund	1,015	793	394
Short-Term Income Fund	1,104	1,247	1,318
SmallCap Blend Fund	2,637	2,376	1,294
SmallCap Growth Fund	2,801	298	221
SmallCap Growth Fund I	1,692	1,303	1,142
SmallCap Growth Fund II	6,638	5,836	3,800
SmallCap Growth Fund III	3,237	2,123	764
SmallCap S&P 600 Index Fund	656	510	310
SmallCap Value Fund	3,802	1,237	654
SmallCap Value Fund I	4,891	3,377	1,934
SmallCap Value Fund II	4,007	3,353	1,472
SmallCap Value Fund III	2,532	3,085	3,095
Tax-Exempt Bond Fund	1,465	992	1,086
Ultra Short Bond Fund	876	856	324
West Coast Equity Fund	8,844	8,647	7,293

(1)	Period from December 29, 2004 (date operations commenced) through October 31, 2005.
(2)	Period from October 1, 2007 (date operations commenced) through October 31, 2007.

Sub-Advisory Agreements for the Funds

Funds for which Principal Global Investors, LLC ("PGI") serves as Sub-Advisor. PGI is Sub-Advisor for each Fund identified below in Tables A, B, C, and D. The Manager pays PGI a fee, computed and paid monthly, at an annual rate as shown below.

To calculate the fee for a Fund in Table A, assets of the Fund, along with the assets of all other Funds in Table A, are

  Principal Life non-registered separate account sub-advised by PGI with assets invested primarily in fixed-income securities (except money market separate accounts),
  Principal Life sponsored mutual fund sub-advised by PGI with assets invested primarily in fixed-income securities (except money market mutual funds), and assets of the Principal Variable Contracts Funds, Inc. - Balanced Account.
Principal Funds, Inc.	INVESTMENT ADVISORY AND OTHER SERVICES	52
www.principal.com

To calculate the fee for a Fund in Table B and Table D, the assets of the Fund are combined with assets sub-advised by PGI with the same investment mandate (e.g., midcap value) in

a)	Principal Life non-registered separate account sub-advised by PGI and

b)	Principal Life sponsored mutual fund sub-advised by PGI.

PGI Sub-Advised Funds
	Table A Net Asset Value of Fund

	First	Next	Next	Over
	$5 billion	$1 billion	$4 billion	$10 billion
Bond & Mortgage Securities, Government &
High Quality Bond, High Quality Intermediate-
Term Bond, and Short-Term Bond	0.1126%	0.0979%	0.0930%	0.0881%

	Table B Net Asset Value of Fund

	First	Next	Next	Next	Next	Next	Over
Fund	$50 million	$50 million	$100 million	$200 million	$350 million	$750 million	$1.5 billion
Disciplined LargeCap Blend
and LargeCap Value	0.2643%	0.2448%	0.2154%	0.1762%	0.1273%	0.0881%	0.0587%
Diversified International and
International Growth	0.3427	0.2741	0.1958	0.1566	0.1175	0.0979	0.0783

	First	Next	Next	Next	Next	Next	Over
Fund	$25 million	$75 million	$100 million	$300 million	$500 million	$500 million	$1.5 billion
MidCap Blend and
MidCap Value III (PGI)	0.3916%	0.3133%	0.2643%	0.2252%	0.1762%	0.1273%	0.0783%
SmallCap Blend,
SmallCap Growth and
SmallCap Value	0.4699	0.3524	0.2643	0.2448	0.2154	0.1762	0.1175
Table C
Fund	Sub-Advisor Fee as a % of Net Assets
International Emerging Markets	0.4895%
LargeCap S&P 500 Index	0.0147
MidCap S&P 400 Index	0.0147
Money Market and Ultra Short Bond	0.0734
Principal LifeTime 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and Strategic Income	0.0416
SmallCap S&P 600 Index	0.0147

Table D
	Net Asset Value of
	Specified Portion of the
	Global Diversified Income Fund
		Next
Portion of the	First $500	$500	Over $1
Global Diversified Income Fund	Million	Million	Billion
Global Value Equity	0.34%	0.27%	0.20%

		Sub-Advisor Fee
		as a Percentage of Net Assets
High Yield		0.30% 0.50%
Emerging Market Debt

INVESTMENT ADVISORY AND OTHER SERVICES	53

Funds for which Principal Real Estate Investors, LLC (“Principal-REI”) serves as Sub-Advisor. Principal-REI is Sub-Advisor for each Fund identified below in the table below. The Manager pays Principal-REI a fee, paid monthly, at an annual rate as shown below.

In calculating the fee for funds included in the table below, assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Principal-REI provides investment advisory services and which have the same investment mandate (e.g., global real estate) as the fund for which the fee is calculated, will be combined with the assets of the fund to arrive at net assets.

	Net Asset Value of Fund
	First	Next	Over
Fund	$1 billion	$500 million	$1.5 billion
Global Real Estate Securities and Global Diversified Income (global real estate portion)	0.54%	0.48%	0.44%
Real Estate Securities	0.4895	0.4405	0.3916

Funds for which Spectrum Asset Management, Inc. (“Spectrum”) serves as Sub-Advisor. Spectrum is Sub-Advisor for each Fund identified in the table below. The Manager pays Spectrum a fee, paid monthly, at an annual rate as shown below.

In calculating the fee for funds included in the table below, assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Spectrum provides investment advisory services and which have the same investment mandate (e.g., preferred securities) as the fund for which the fee is calculated, will be combined with the assets of the fund to arrive at net assets.

		Net Asset Value of Fund
	First	Next	Over
Fund	$100 million	$150 million	$250 million
Preferred Securities and Global Diversified Income (preferred securities portion)	0.3427%	0.2937%	0.1958%

Funds for which Edge Asset Management, Inc. ("Edge") serves as Sub-Advisor. Edge is Sub-Advisor for each Fund identified below in Tables A, B, and C. Principal pays Edge a fee, computed and paid monthly, at an annual rate as shown below.

In calculating the fee for a fund included in Table A, assets of all other funds included in Table A as well as assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Edge or PGI provides investment advisory services and which invests primarily in fixed-income securities (except money market separate accounts or investment companies), will be combined with the assets of the fund to arrive at net assets.

In calculating the fee for a fund included in Table B, assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Edge or PGI provides investment advisory services and which have the same investment mandate (e.g., MidCap Stock) as the fund for which the fee is calculated, will be combined with the assets of the fund to arrive at net assets.

Edge Sub-Advised Funds
		Table A
		Net Asset Value of Fund
	First	Next	Next	Over
	$5 billion	$1 billion	$4 billion	$10 billion
Income, Mortgage Securities and
Short-Term Income	0.1126%	0.0979%	0.0930%	0.0881%

Principal Funds, Inc.	INVESTMENT ADVISORY AND OTHER SERVICES	54
www.principal.com

	Table B
	Net Asset Value of Fund
	First	Next	Next	Next	Next	Next	Over
Fund	$50 million	$50 million	$100 million	$200 million	$350 million	$750 million	$1.5 billion
Equity Income	0.2643%	0.2448%	0.2154%	0.1762%	0.1273%	0.0881%	0.0587%

	First	Next	Next	Next	Next	Next	Over
Fund	$25 million	$75 million	$100 million	$300 million	$500 million	$500 million	$1.5 billion
MidCap Stock and
West Coast Equity	0.3916%	0.3133%	0.2643%	0.2252%	0.1762%	0.1273%	0.0783%

Table C
Fund	Sub-Advisor Fee as a % of Net Assets
High Yield	0.2643%
SAM Balanced Portfolio	0.0416
SAM Conservative Balanced Portfolio	0.0416
SAM Conservative Growth Portfolio	0.0416
SAM Flexible Income Portfolio	0.0416
SAM Strategic Growth Portfolio	0.0416

All other Funds

In calculating the fee for each Fund, each Sub-Advisor, except J.P. Morgan, Lehman Brothers and MacKay Shields, has agreed that, assets of any existing registered investment company sponsored by Principal Life Insurance Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund for which the fee is being calculated, will be combined (together, the "Aggregated Assets"). The fee charged for the assets in a Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the fee schedules described in the tables below and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the Aggregated Assets.

Fund	First $1.2 billion	Over $1.2 billion
California Municipal *	0.15	0.125
Tax-Exempt Bond *	0.15	0.125
* Breakpoints are based on aggregate net assets of the California Municipal and Tax-Exempt Bond Funds.

		Sub-Advisor Fee
Fund		as a % of Net Assets
High Yield I (J.P. Morgan and Lehman Brothers)		0.30%
SmallCap Growth III (CCI)		0.50
SmallCap Value II (DFA)		0.50
Core Plus Bond I (PIMCO)*		0.25
* If assets are greater than $3 billion, then the fee would change to 0.25% on the first billion and 0.225% thereafter.

	Net Asset Value of Fund
	First	Next	Next	Next	Next	Next	Next	Next	Over
Fund	$50 million	$50 million	$100 million	$200 million	$350 million	$750 million	$500 million	$2.5 billion	$4.5 billion
LargeCap Growth (CCI)	0.2643%	0.2448%	0.2154%	0.1762%	0.1273%	0.0881%	0.0587%	0.2448%	0.1664%

		Net Asset Value of Fund
	First	Next	Next	Next	Over
Fund	$25 million	$75 million	$100 million	$100 million	$300 million
MidCap Growth (CCI)	0.3916%	0.3133%	0.2643%	0.2252%	0.3427%

		Net Asset Value of Fund
	First	Next	Next	Next	Over
Fund	$10 million	$15 million	$25 million	$50 million	$100 million
MidCap Value III (BHMS)	0.80%	0.60%	0.50%	0.40%	0.35%

INVESTMENT ADVISORY AND OTHER SERVICES	55

			Net Asset Value of Fund
	First	Next	Next	Next	Over
Fund	$50 million	$200 million	$350 million	$400 million	$1 billion
LargeCap Blend II (T. Rowe)	0.40%	0.35%	0.30%	0.275%	0.275% on all assets

		Net Asset Value of Fund
	First	Next	Over
Fund	$250 million	$500 million	$750 million
International I (Pyramis)	0.45%	0.40%	0.35%

	Net Asset Value of Fund
	First	Next	Over
Fund	$500 million	$1 billion	$1.5 billion
LargeCap Blend I (GSAM)	0.15%	0.12%	0.10%

		Net Asset Value of Fund
	First	Next	Next	Over
Fund	$250 million	$250 million	$500 million	$1 billion
LargeCap Growth I (T. Rowe)	0.400%	0.375%	0.350%	0.350% on all assets

		Net Asset Value of Fund
	First	Next	Next	Over
Fund	$50 million	$200 million	$500 million	$750 million
LargeCap Growth II (American Century)	0.45%	0.40%	0.35%	0.30%
			Net Asset Value of Fund
			First $300	Above $300
Fund			million	million
LargeCap Value III (Alliance Bernstein)			0.230%	0.200%

						Net Asset Value of Fund
					First		Next	Over
Fund					$200 million		$800 million	$1 billion
LargeCap Value III (Westwood)					0.30%		0.20%	0.18%

				Net Asset Value of Fund
	First	Next	Next	Next	Next	Next	Next	Over
Fund	$10 million	$15 million	$25 million	$50 million	$50 million	$50 million	$300 million	$500 million
LargeCap Value I (UBS)	0.600%	0.500%	0.400%	0.300%	0.250%	0.225%	0.200%	0.180%

		Net Asset Value of Fund
	First	Next	Next	Over
Fund	$200 million	$300 million	$250 million	$750 million
LargeCap Value II (American Century)	0.40%	0.35%	0.30%	0.28%

	Net Asset Value of Fund
	First	Over
Fund	$600 million	$600 million
MidCap Growth III (Turner)	0.50%	0.40%

	Net Asset Value of Fund
	First	Over
Fund	$500 million	$500 million
MidCap Growth II (MacKay Shields)	0.35%	0.30%

INVESTMENT ADVISORY AND OTHER SERVICES	56

		Net Asset Value of Fund
	First	Next	Next	Over
Fund	$100 million	$400 million	$250 million	$750 million
MidCap Growth II (Jacobs Levy)	0.65%	0.50%	0.45%	0.40%

			Net Asset Value of Fund
			First	Over
Fund			$100 million	$100 million
MidCap Value II (Jacobs Levy)			0.65%	0.50%

Net Asset Value of Fund
	First	Next	Next	Next	Over
Fund	$25 million	$25 million	$75 million	$225 million	$350 million
MidCap Value I (GSAM)	0.60%	0.55%	0.50%	0.45%	0.40%
If assets exceed $75 million, the fee on the first $50 million will be 0.50%
MidCap Value I (LA Capital)	0.30% for all assets managed

	Net Asset Value of Fund
	First	Next	Over
Fund	$100 million	$200 million	$300 million
SmallCap Value (LA Capital)	0.50%	0.45%	0.35%
		Net Asset Value of Fund
	First	Next	Over
Fund	$25 million	$75 million	$100 million
SmallCap Growth I (AllianceBernstein)	0.65%	0.60%	0.55%

		Net Asset Value of Fund
	First	Next	Next	Over
Fund	$50 million	$50 million	$50 million	$150 million
SmallCap Growth II (Essex)	0.70%	0.60%	0.55%	0.50%
		Net Asset Value of Fund
		First	Next	Over
Fund		$50 million	$250 million	$300 million
SmallCap Growth II (UBS)		0.60%	0.55%	0.45%

		Net Asset Value of Fund
	First	Next	Next	Over
Fund	$10 million	$40 million	$150 million	$200 million
SmallCap Growth II (Emerald)	0.75%	0.60%	0.50%	0.45%

	Net Asset Value of Fund
	First	Next	Above
Fund	$100 million	$200 million	$300 million
SmallCap Value I (Mellon Capital)	0.450%	0.400%	0.350%

	Net Asset Value of Fund
	First	Above
Fund	$300 million	$300 million
SmallCap Value I (J.P. Morgan)	0.450%	0.350%

	Net Asset Value of Fund
	First	Next	Over
Fund	$100 million	$200 million	$300 million
SmallCap Value II (Vaughan Nelson)	0.50%	0.45%	0.35%

INVESTMENT ADVISORY AND OTHER SERVICES	57

		Net Asset Value of Fund
	First	Next	Over
Fund	$100 million	$150 million	$250 million
Preferred Securities and Global Diversified Income (preferred securities portion)	0.3427%	0.2937%	0.1958%

	Net Asset Value of Fund
	First	Next	Over
Fund	$1 billion	$500 million	$1.5 billion
Global Real Estate Securities and Global Diversified Income (global real estate portion)	0.54%	0.48%	0.44%
Real Estate Securities	0.4895	0.4405	0.3916

	Net Asset Value of Fund
	First	Over
Fund	$200 million	$200 million
International Value I (AXA Rosenberg)	0.535%	0.3325%
	Net Asset Value of Fund
	First	Over
Fund	$350 million	$350 million
International Value I (Causeway)	0.45%	0.35%
	Net Asset
	Value
	of Fund
Fund	All Assets
Inflation Protection (BlackRock)	0.10%

Principal Funds, Inc.	INVESTMENT ADVISORY AND OTHER SERVICES	58
www.principal.com

Fees paid for Sub-Advisory services during the periods indicated were as follows:

	Sub-Advisor Fees For Periods Ended October 31,
	2007	2006	2005
Bond & Mortgage Securities	$2,243,427	$1,712,597	$ 965,821
California Insured Intermediate Municipal	127,410
California Municipal	503,860
Disciplined LargeCap Blend	3,169,765	1,247,567	737,975
Diversified International	1,744,168	622,876	253,035
Equity Income	2,825,866
Global Real Estate Securities(1)
Government & High Quality Bond	378,354	418,729	237,361
High Quality Intermediate-Term Bond	158,087	126,870	95,143
High Yield	3,408,967
High Yield I	555,851	228,513	97,221
Income	1,004,892
Inflation Protection	316,894	94,517	37,515
International I	5,796,480	3,028,429	1,683,058
International Emerging Markets	4,008,981	1,040,321	381,019
International Growth	1,549,305	934,458	540,383
LargeCap Blend I	781,127	326,871	140,842
LargeCap Blend II	2,651,645	2,343,882	2,074,683
LargeCap Growth	5,888,172	910,195	420,546
LargeCap Growth I	5,066,668	3,320,216	2,759,550
LargeCap Growth II	2,822,564	3,089,166	2,085,021
LargeCap S&P 500 Index	153,541	120,173	92,098
LargeCap Value	690,359	845,837	388,294
LargeCap Value I	1,872,728	1,039,956	438,232
LargeCap Value II	993,364	846,452	421,955
LargeCap Value III	5,617,500	4,427,904	3,325,819
MidCap Blend	1,181,808	1,217,850	456,095
MidCap Growth	102,304	77,350	57,498
MidCap Growth II	3,247,613	2,299,413	1,004,994
MidCap Growth III	2,894,405	2,255,911	808,179
MidCap S&P 400 Index	29,910	20,069	11,626
MidCap Stock	910,108
MidCap Value I	3,767,500	2,683,182	1,934,024
MidCap Value II	1,616,525	2,986,157	2,029,861
MidCap Value III	374,773	181,525	238,799
Money Market	1,517,891	474,127	285,990
Mortgage Securities	1,377,847
Preferred Securities	1,727,692	1,647,396	922,498
Principal LifeTime 2010	582,168	331,946	181,571
Principal LifeTime 2020	1,118,698	587,353	283,309
Principal LifeTime 2030	941,217	483,901	240,712
Principal LifeTime 2040	455,053	213,323	96,223
Principal LifeTime 2050	195,473	99,932	43,085
Principal LifeTime Strategic Income	205,251	138,995	86,547
Real Estate Securities	7,658,199	4,887,334	3,046,527
SAM Balanced Portfolio	1,648,053
SAM Conservative Balanced Portfolio	224,425
SAM Conservative Growth Portfolio	1,357,266
SAM Flexible Income Portfolio	282,634
SAM Strategic Growth Portfolio	843,342
Short-Term Bond	247,960	203,094	101,559

INVESTMENT ADVISORY AND OTHER SERVICES	59

	Sub-Advisor Fees For Periods Ended October 31,
	2007	2006	2005
Short-Term Income	185,007
SmallCap Blend	652,882	589,799	325,799
SmallCap Growth	1,034,941	113,703	83,660
SmallCap Growth I	908,926	712,663	623,616
SmallCap Growth II	3,586,060	3,127,955	2,078,467
SmallCap Growth III	1,603,166	1,136,567	416,901
SmallCap S&P 600 Index	63,344	49,532	29,737
SmallCap Value	1,283,309	445,699	247,839
SmallCap Value I	2,280,811	1,603,978	923,990
SmallCap Value II	2,002,750	1,677,320	736,338
SmallCap Value III	1,225,780	1,488,149	1,477,171
Tax Exempt Bond	389,585
Ultra Short Bond	225,095	213,841	69,929
West Coast Equity	1,820,238
(1) Period from October 1, 2007 (date operations commenced) through October 31, 2007.

	Underwriting Fees for Periods Ended October 31,
		(amounts in thousands)
	2007	2006	2005
Bond & Mortgage Securities Fund	$ 436	$ 544	$ 294
California Municipal Fund	119	1,130	901
Disciplined LargeCap Blend Fund	207	224	78
Diversified International Fund	1,061	937	286
Equity Income Fund	1,449	11,765	6,135
Government & High Quality Bond Fund	338	453	214
Global Real Estate Securities Fund	1	N/A	N/A
High Quality Intermediate-Term Bond Fund	8	10	9
High Yield Fund	336	2,227	757
Income Fund	77	966	1,055
Inflation Protection Fund	24	35	23
International Emerging Markets Fund	645	519	128
International Growth Fund	23	20	18
LargeCap Blend Fund I	252	290	109
LargeCap Blend Fund II	447	440	181
LargeCap Growth Fund	546	641	200
LargeCap Growth Fund I	199	251	84
LargeCap Growth Fund II	20	17	10
LargeCap S&P 500 Index Fund	153	172	153
LargeCap Value Fund	429	461	191
LargeCap Value Fund III	330	376	176
MidCap Blend Fund	989	1,172	438
MidCap Growth Fund	10	5	8
MidCap Growth Fund III	165	180	57
MidCap S&P 400 Index Fund	8	8	5
MidCap Stock Fund	124	717	300
MidCap Value Fund II	114	156	66
MidCap Value Fund III	20	32	35
Money Market Fund	191	116	78
Mortgage Securities Fund	13	380	530

INVESTMENT ADVISORY AND OTHER SERVICES	60

	Underwriting Fees for Periods Ended October 31,
		(amounts in thousands)
	2007	2006	2005
Preferred Securities Fund	101	82	40
Principal LifeTime 2010 Fund	366	368	39
Principal LifeTime 2020 Fund	846	657	115
Principal LifeTime 2030 Fund	796	618	179
Principal LifeTime 2040 Fund	565	373	171
Principal LifeTime 2050 Fund	261	195	83
Principal Lifetime Strategic Income Fund	152	102	16
Real Estate Securities Fund	683	608	215
SAM Balanced Portfolio	1,756	15,166	20,948
SAM Conservative Balanced Portfolio	238	2,048	3,557
SAM Conservative Growth Portfolio	1,227	9,434	13,458
SAM Flexible Income Portfolio	207	3,408	4,723
SAM Strategic Growth Portfolio	1,500	6,269	8,145
Short-Term Bond Fund	111	93	74
Short-Term Income Fund	8	144	169
SmallCap Blend Fund	354	388	148
SmallCap Growth Fund	51	7	13
SmallCap Growth Fund I	3	2	3
SmallCap Growth Fund II	132	166	54
SmallCap S&P 600 Index Fund	19	28	25
SmallCap Value Fund	187	151	42
SmallCap Value Fund III	4	3	1
Tax-Exempt Bond Fund	117	305	334
Ultra Short Bond Fund	30	19	19
West Coast Equity Fund	273	3,779	2,386

Custodian

The custodian of the portfolio securities and cash assets of the Funds is Bank of New York Mellon, 100 Church Street, 10th Floor, New York, NY 10286. The custodian performs no managerial or policy-making functions for the Funds.

MULTIPLE CLASS STRUCTURE

The Board of Directors has adopted a multiple class plan (the Multiple Class Plan) pursuant to SEC Rule 18f-3. The share classes that are offered by each Fund are identified in the chart included under the heading "Fund History." The share classes offered under the plan include: Institutional Class, R-1 Class, R-2 Class, R-3 Class, R-4 Class, R-5 Class, Class J, Class A, Class B, Class C, and Class S shares.

Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase, as described in the prospectus. Certain redemptions of Class A shares within 18 months of purchase may be subject to a contingent deferred sales charge ("CDSC"), as described in the prospectus. Participants in employer-sponsored plans that had at least $1 million in assets as of January 12, 2007 can purchase Class A shares at net asset value provided the participant notes that he or she meets this qualification on the application to purchase shares.

Class B shares are not subject to a sales charge at the time of purchase but are subject to a CDSC on shares redeemed within five full years of purchase, as described in the prospectus.

The Class B share CDSC on shares purchased on or before January 12, 2007, if any, is determined by multiplying the lesser of the market value at the time of redemption or the initial purchase price of the shares sold by the appropriate percentage from the table below (for shares issued in connection with the WM Reorganization, the CDSC is determined by multiplying the initial purchase price by the appropriate percentage):

Principal Funds, Inc.	MULTIPLE CLASS STRUCTURE	61
www.principal.com

		Accounts Included in
		Certain Sponsored Plans
Years Since Purchase	CDSC as a % of	Established After 02/01/1998
Payments Made	Dollar Amount	and Before 03/01/2002
2 years or less	4.00%	3.00%
more than 2 years, up to 4 years	3.00	2.00
more than 4 years, up to 5 years	2.00	1.00
more than 5 years, up to 6 years	1.00	None
more than 6 years	None	None

Class C shares are not subject to a sales charge at the time of purchase but are subject to a 1% CDSC on shares redeemed within 12 months of purchase, as described in the prospectus.

The Class J shares are sold without any front-end sales charge. A CDSC of 1% is imposed if Class J shares are redeemed within 18 months of purchase, as described in the prospectus.

Contingent deferred sales charges for Class A, B, C, and J shares are waived on shares:

  that were purchased pursuant to the Small Amount Force Out ("SAFO") program;
  shares redeemed within 90 days after an account is re-registered due to a shareholder's death;
  shares redeemed due to the shareholder's post-purchase disability, as defined in the Internal Revenue Code of 1986, as amended;
  shares redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
  shares redeemed to pay retirement plan fees;
  shares redeemed involuntarily from small balance accounts (values of less than $300);
  shares redeemed through a periodic withdrawal plan in an amount of up to 1.00% per month (measured cumulatively with respect to non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the periodic withdrawal plan is established;
  shares redeemed from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k) and 415 of the Internal Revenue Code; or
  shares redeemed from retirement plans qualified under Section 401(a) of the Internal Revenue Code due to the plan participant's death, disability, retirement, or separation from service after attaining age 55.

Class S shares are available without any front-end sales charge or contingent deferred sales charge.

The R-1, R-2, R-3, R-4, R-5, and Institutional Classes are available without any front-end sales charge or contingent deferred sales charge. The R-1, R-2, R-3, R-4, and R-5 Classes are available through employer-sponsored retirement plans. Such plans may impose fees in addition to those charged by the Funds. The R-1, R-2, R-3, R-4, and R-5 share classes are subject to asset based charges (described below).

Principal receives a fee for providing investment advisory and certain corporate administrative services under the terms of the Management Agreement. In addition to the management fee, the Fund's R-1, R-2, R-3, R-4, and R-5 Class shares pay Principal a service fee and an administrative services fee under the terms of a Service Agreement and an Administrative Services Agreement.

Service Agreement (S Class Shares only)

The Service Agreement provides for Principal Shareholder Services, Inc. (“PSS”) to provide certain services to shareholders of S Class shares. These personal services include:

  responding to shareholder inquiries,
  providing information regarding shareholder investments, and providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by Financial Industry Regulatory Authority (FINRA) Rule 2830 (or a successor thereto).

As compensation for these services, the Fund will pay PSS service fees equal to a percentage of the average daily net assets attributable to S Class shares in accordance with the schedule below. PSS will typically enter into agreements with other financial intermediaries to provide these services and will pay all or a portion of the service fees to such intermediaries.

Principal Funds, Inc.	MULTIPLE CLASS STRUCTURE	62
www.principal.com

The fee rate that will apply is as follows:

Average Daily	Annualized
Net Assets	Rate
First $500 Million	6 basis points
Next $500 Million	5 basis points
Next $4 Billion	4 basis points
Next $5 Billion	3 basis points
Next $10 Billion	2 basis points
Over $20 Billion	1 basis points

Service Agreement (R-1, R-2, R-3, R-4, and R-5 Classes only)

The Service Agreement provides for Principal to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members) of those classes. These personal services include:

  responding to plan sponsor and plan member inquiries;
  providing information regarding plan sponsor and plan member investments; and
  providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by Financial Industry Regulatory Authority (FINRA) Rule 2830 (or any successor thereto).

As compensation for these services, the Fund will pay Principal service fees equal to 0.25% of the average daily net assets attributable each of the R-1 and R-2 classes, 0.17% of the average daily net assets of the R-3 Class, and 0.15% of the average daily net assets attributable to each of the R-4 and R-5 Classes. The service fees are calculated and accrued daily and paid monthly to Principal (or at such other intervals as the Fund and Principal may agree).

Administrative Service Agreement (R-1, R-2, R-3, R-4, and R-5 Classes only)

The Administrative Service Agreement provides for Principal to provide services to beneficial owners of Fund shares. Such services include:

  receiving, aggregating, and processing purchase, exchange, and redemption requests from plan shareholders;
  providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre- authorized instructions submitted by plan members;
  processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;
  acting as shareholder of record and nominee for plans;
  maintaining account records for shareholders and/or other beneficial owners;
  providing notification to plan shareholders of transactions affecting their accounts;
  forwarding prospectuses, financial reports, tax information and other communications from the Fund to beneficial owners;
  distributing, receiving, tabulating and transmitting proxy ballots of plan shareholders; and
  other similar administrative services.

As compensation for these services, the Fund will pay Principal service fees equal to 0.28% of the average daily net assets attributable to the R-1 Class, 0.20% of the average daily net assets of the R-2 Class, 0.15% of the average daily net assets of the R-3 Class, 0.13% of the average daily net assets of the R-4 Class and 0.11% of the average daily net assets of the R-5 Class. The service fees are calculated and accrued daily and paid monthly to Principal (or at such other intervals as the Fund and Principal may agree).

Principal may, at its discretion appoint (and may at any time remove), other parties, including companies affiliated with Principal, as its agent to carry out the provisions of the Service Agreement and/or the Administrative Service Agreement. However, the appointment of an agent shall not relieve Principal of any of its responsibilities or liabilities under those Agreements. Any fees paid to agents under these Agreements shall be the sole responsibility of Principal.

Rule 12b-1 Fees / Distribution Plans and Agreements

In addition to the management and service fees, certain of the Fund's share classes, are subject to Distribution Plans and Agreements (described below) sometimes referred to as a Rule 12b-1 Plan. Rule 12b-1 permits a fund to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the Board of Directors

Principal Funds, Inc.	MULTIPLE CLASS STRUCTURE	63
www.principal.com

and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholders of the R-1, R-2, R-3, R-4, A, B, C, J, and S Classes of shares have approved and entered into a Distribution Plan and Agreement. The Fund believes the Distribution Plan and Agreement will be beneficial as it may position the Fund to be able to build and retain assets which will, in turn, have a positive effect on total expense ratios and provide flexibility in the management of the Fund by reducing the need to liquidate portfolio securities to meet redemptions. The Fund also believes the Plan will encourage registered representatives to provide ongoing servicing to the shareholders.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the Fund (as defined in the 1940 Act), hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of the affected classes. Pursuant to Rule 12b-1, information about revenues and expenses under the Plans is presented to the Board of Directors each quarter for its consideration in continuing the Plans. Continuance of the Plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The Plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the Plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class. Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The Fund Board will determine whether to terminate, modify or leave unchanged the 12b-1 plan at the time the board directs the implementation of the closure of the fund.

The Plans provide that each Fund makes payments to the Fund's Distributor from assets of each share class that has a Plan to compensate the Distributor and other selling dealers, various banks, broker-dealers and other financial intermediaries, for providing certain services to the Fund. Such services may include:

  formulation and implementation of marketing and promotional activities;
  preparation, printing, and distribution of sales literature;
  preparation, printing, and distribution of prospectuses and the Fund reports to other than existing shareholders;
  obtaining such information with respect to marketing and promotional activities as the Distributor deems advisable;
  making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and
  providing training, marketing, and support with respect to the sale of shares.

The Fund pays the Distributor a fee after the end of each month at an annual rate as a percentage of the daily net asset value of the assets attributable to each share class as follows:

Maximum
Annualized
Share Class	12b-1 Fee
R-1 (except: Ultra Short Bond Fund)	0.35%
R-2 (except: Ultra Short Bond Fund)	0.30%
R-3 (except: Ultra Short Bond Fund)	0.25%
Class A shares (except LargeCap S&P 500 Index, Money Market, Short-Term Bond, Short-Term
Income, and Ultra Short Bond Funds)(1)	0.25%
Class A shares of LargeCap S&P 500 Index, Short-Term Bond, and Short-Term Income Funds	0.15%
Class B shares(1)	1.00%
Class C share (except: Ultra Short Bond Fund)(1)	1.00%
Class J shares (except Money Market, SmallCap Blend, and Ultra Short Bond Funds)(1)	0.45%
Class J shares of Money Market(1)	0.25%
Class J shares of SmallCap Blend	0.15%
R-4 (except: Ultra Short Bond Fund)	0.10%
Class S shares of Money Market	0.35%

(1) The Distributor also receives the proceeds of any CDSC imposed on the redemption of Class A, B, C, or J shares.

The Distributor may remit on a continuous basis all of these sums (up to 0.25% for Class B shares) to its investment representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.

Principal Funds, Inc.	MULTIPLE CLASS STRUCTURE	64
www.principal.com

Currently, the Distributor makes payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts invested in Class A, Class B, Class C, Class J, Class S, R-1 Class, R-2 Class, R-3 Class, R-4 Class, or R-5 Class shares.

At least quarterly, the Distributor provides to the Fund's Board of Directors, and the Board reviews, a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made.

Under the Plans, the Funds have no legal obligation to pay any amount that exceeds the compensation limit. The Funds do not pay, directly or indirectly, interest, carrying charges, or other financing costs in association with these Plans. All fees paid under a Fund's Rule 12b-1 Plan are paid to the Distributor, which is entitled to retain such fees paid by the Fund without regard to the expenses which it incurs.

The Funds made the following Distribution/12b-1 payments for the year ended October 31, 2007:

(amounts in
thousands)
Bond & Mortgage Securities Fund	$2,193
California Municipal Fund	1,829
Disciplined LargeCap Blend Fund	2,006
Diversified International Fund	3,609
Equity Income Fund	11,042
Global Real Estate Securities Fund	2
Government & High Quality Bond Fund	1,437
High Quality Intermediate-Term Bond Fund	328
High Yield Fund I	2,561
Income Fund	1,365
Inflation Protection Fund	48
International Emerging Markets Fund	1,616
International Fund I	121
International Growth Fund	536
LargeCap Blend Fund I	3,852
LargeCap Blend Fund II	1,310
LargeCap Growth Fund	2,271
LargeCap Growth Fund I	611
LargeCap Growth Fund II	209
LargeCap S&P 500 Index Fund	2,817
LargeCap Value Fund	1,259
LargeCap Value Fund I	55
LargeCap Value Fund II	9
LargeCap Value Fund III	1,579
MidCap Blend Fund	3,064
MidCap Growth Fund	121
MidCap Growth Fund II	54
MidCap Growth Fund III	484
MidCap S&P 400 Index Fund	404
MidCap Stock Fund	1,081
MidCap Value Fund I	72
MidCap Value Fund II	767
MidCap Value Fund III	712
Money Market Fund	877
Mortgage Securities Fund	1,030

MULTIPLE CLASS STRUCTURE	65

Preferred Securities Fund	269
Principal LifeTime 2010 Fund	1,656
Principal LifeTime 2020 Fund	3,257
Principal LifeTime 2030 Fund	2,712
Principal LifeTime 2040 Fund	1,131
Principal LifeTime 2050 Fund	319
Principal LifeTime Strategic Income Fund	642
Real Estate Securities Fund	2,193
SAM Balanced Portfolio	29,220
SAM Conservative Balanced Portfolio	4,142
SAM Conservative Growth Portfolio	25,026
SAM Flexible Income Portfolio	5,283
SAM Strategic Growth Portfolio	15,785
Short-Term Bond Fund	468
Short-Term Income Fund	187
SmallCap Blend Fund	1,237
SmallCap Growth Fund	482
SmallCap Growth Fund I	65
SmallCap Growth Fund II	332
SmallCap Growth Fund III	9
SmallCap S&P 600 Index Fund	611
SmallCap Value Fund	548
SmallCap Value Fund I	132
SmallCap Value Fund II	17
SmallCap Value Fund III	98
Tax-Exempt Bond Fund	927
Ultra Short Bond Fund	268
West Coast Equity Fund	4,353

Transfer Agency Agreement (Institutional Class, Class A, Class B, Class C, Class J, Class R-1, Class R-2, Class R-3, Class R-4, Class R-5, and Class S shares)

The Transfer Agency Agreement provides for Principal Shareholder Services, Inc. (“PSS”) (1100 Investment Boulevard, El Dorado Hills, CA 95762-5710), a wholly owned subsidiary of Principal, to act as transfer and shareholder servicing agent for the Institutional Class, Class A, Class B, Class C, Class J, Class R-1, Class R-2, Class R-3, Class R-4, Class R-5 and Class S shares. PSS provides these services to the Class R-1, Class R-2, Class R-3, Class R-4, and Class R-5, shares without charge. Effective January 1, 2009, the Fund will pay PSS a fee for the services provided pursuant to the agreement in an amount equal to the costs incurred by PSS for providing such services. With respect to each of the Class A, B, C, Institutional J, and S shares, the Fund will pay PSS a fee for the services provided pursuant to the Agreement in an amount equal to the costs incurred by Principal Shareholder Services for providing such services. The services include:

  issuance, transfer, conversion, cancellation, and registry of ownership of Fund shares, and maintenance of open account system;
  preparation and distribution of dividend and capital gain payments to shareholders;
  delivery, redemption and repurchase of shares, and remittances to shareholders;
  the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses and tax information;
  communication with shareholders concerning the above items; and
  use of its best efforts to qualify the Capital Stock of the Fund for sale in states and jurisdictions as directed by the Fund.
Principal Funds, Inc.	MULTIPLE CLASS STRUCTURE	66
www.principal.com

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage on Purchases and Sales of Securities

All orders for the purchase or sale of portfolio securities are placed on behalf of a Fund by the Fund's Sub-Advisor or Sub-Sub-Advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of each Fund's Sub-Advisor is to obtain the best overall terms. In pursuing this objective, a Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that a Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when the Sub-Advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction, b) the quality of the execution provided, and c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Sub-Advisor exercises investment discretion. The Board has also adopted a policy and procedure designed to prevent the funds from compensating a broker/dealer for promoting or selling fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling fund shares. Therefore, the Sub-Advisor may not compensate a broker/dealer for promoting or selling fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling fund shares. A Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.)

A Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy, and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. A Sub-Advisor may also pay additional commission amounts for research services. Such statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and a Sub-Advisor may use it in servicing some or all of the accounts it manages. Sub-Advisors allocated portfolio transactions for the Funds indicated in the following table to certain brokers for the year ended October 31, 2007 due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

	Amount of Transactions	Related
	because of Research Services	Commissions
Fund	provided	Paid
Disciplined LargeCap Blend	$708,200,325	$829,852
Diversified International	385,313,461	724,571
Equity Income	4,222,096	385,449
International I*	3,044,563	157,831
International Emerging Markets	219,177,137	564,164
International Growth	395,896,654	740,999
LargeCap Growth	5,423,347	804,182
LargeCap S&P 500 Index	1,005,835	1,365
LargeCap Value	167,706,978	184,791
LargeCap Value I	207,671,509	157,792
LargeCap Value III	197,251	197,251
MidCap Blend	54,565,403	58,222
MidCap Growth	102,029	1,077
MidCap Growth III	166,835,555	147,286
MidCap S&P 400 Index	1,717,308	1,634
MidCap Stock	700,984	117,165
MidCap Value I	414,675	52,146
MidCap Value II	549,130,038	648,758
MidCap Value III	27,253,760	25,652
Real Estate Securities	382,766,986	241,195
SmallCap Blend	79,255,604	88,696

BROKERAGE ALLOCATION AND OTHER PRACTICES	67

	Amount of Transactions	Related
	because of Research Services	Commissions
Fund	provided	Paid
SmallCap Growth	65,514,571	101,750
SmallCap Growth I	64,542	56,751
SmallCap Growth II	114,365,549	165,816
SmallCap Growth III	1,566,207	47,674
SmallCap S&P 500 Index	5,063,960	7,200
SmallCap Value	231,311,450	264,265
SmallCap Value I	478,037	6,400
SmallCap Value II	4,772,124	26,390,536
SmallCap Value III	148,521	30,584
West Coast Equity	536,153	42,028
*Information for the period 10/1/2006 through 9/30/07.

Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a Sub-Advisor, or the Manager, participates. These procedures prohibit a Fund from directly or indirectly benefiting a Sub-Advisor affiliate or a Manager affiliate in connection with such underwritings. In addition, for underwritings where a Sub-Advisor affiliate or a Manager participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings. The Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the Fund will receive quarterly reports on these transactions.

The Board has approved procedures that permit a Fund to effect a purchase or sale transaction between the Fund and any other affiliated mutual fund or between the Fund and affiliated persons of the Fund under limited circumstances prescribed by SEC rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; no brokerage commission or fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board receives quarterly reports of all such transactions.

The Board has also approved procedures that permit a Fund's sub-advisor to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees, or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board receives quarterly reports of all transactions completed pursuant to the Fund's procedures.

Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.

The Board has approved procedures whereby a Fund may participate in a commission recapture program. Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to a Fund. It provides a way to gain control over the commission expenses incurred by a Fund's Manager and/or Sub-Advisor, which can be significant over time and thereby reduces expenses, improves cash flow and conserves assets. A Fund can derive commission recapture dollars from both equity trading commissions and fixed-income (commission equivalent) spreads. The Funds (except the International Fund I and the MidCap Growth Fund II) may participate in a program through a relationship with Frank Russell Securities, Inc. The International Fund I participates in the program offered by FMR and Fidelity Management Trust Company. From time to time, the Board reviews whether participation in the recapture program is in the best interest of the Funds.

Principal Funds, Inc.	BROKERAGE ALLOCATION AND OTHER PRACTICES	68
www.principal.com

The following table shows the brokerage commissions paid during the periods indicated.

	Total Brokerage Commissions Paid
	for Periods Ended October 31
	2007	2006	2005
Bond & Mortgage Securities	$ 101,853	$ 0	$ 0
Disciplined LargeCap Blend	5,921,625	1,621,001	439,257
Diversified International	8,148,865	2,719,306	1,303,762
Equity Income	3,981,004(1)	N/A	N/A
Global Real Estate Securities	3,223(2)	N/A	N/A
High Quality Intermediate-Term Bond	12,874	0	0
High Yield	149,481(1)	N/A	N/A
International I	3,271,294	1,719,023	1,001,485
International Emerging Markets	7,574,742	1,804,931	885,888
International Growth	7,040,080	4,018,611	2,497,112
LargeCap Blend I	261,454	102,361	28,674
LargeCap Blend II	794,366	835,529	777,011
LargeCap Growth	6,013,833	1,774,756	803,804
LargeCap Growth I	1,160,195	1,025,363	1,135,959
LargeCap Growth II	874,869	1,287,778	804,869
LargeCap S&P 500 Index	37,159	37,117	47,749
LargeCap Value	1,512,646	1,341,775	789,928
LargeCap Value I	459,149	355,587	293,488
LargeCap Value II	39,417	25,596	66,682
LargeCap Value III	818,229	693,087	1,028,079
MidCap Blend	556,959	984,751	513,070
MIdCap Growth	101,305	101,266	90,153
MidCap Growth II	1,188,505	1,217,532	712,400
MidCap Growth III	1,190,458	1,126,532	562,152
MidCap S&P 400 Index	27,737	36,095	27,702
MidCap Stock	528,423(1)	N/A	N/A
MidCap Value I	1,271,402	795,049	658,581
MidCap Value II	1,142,263	1,667,242	689,499
MidCap Value III	291,903	278,632	390,693
Preferred Securities	423,720	346,066	191,092
Real Estate Securities	1,908,852	800,233	424,531
Short-Term Bond	2,241	0	0
SmallCap Blend	584,734	914,025	707,663
SmallCap Growth	922,200	143,795	193,475
SmallCap Growth I	280,362	310,035	338,247
SmallCap Growth II	1,585,617	1,696,184	831,932
SmallCap Growth III	1,212,588	666,261	404,958
SmallCap S&P 600 Index	161,950	149,342	92,649
SmallCap Value	1,883,342	636,024	486,333
SmallCap Value I	710,273	620,098	301,508
SmallCap Value II	541,257	489,547	366,699
SmallCap Value III	348,114	446,911	535,750
Tax Exempt Bond	6,341(1)	N/A	N/A
Ultra Short Bond	5,637	0	0
West Coast Equity	682,780(1)	N/A	N/A

(1)	Periods from January 16, 2007, date fund commenced operations after succeeding to the operations of another fund, through October 31, 2007.

(2)	Period from October 1, 2007, date operations commenced, through October 31, 2007.

Principal Funds, Inc.	BROKERAGE ALLOCATION AND OTHER PRACTICES	69
www.principal.com

The primary reasons for changes in several Funds' brokerage commissions for the three years were changes in Fund size; changes in market conditions; and changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

	Sub-Advisor Employed by		Principal Variable Contracts
Brokerage Commissions were Paid to	Principal Funds, Inc. or		Funds, Inc.
the Following Broker-Dealers who are	Principal Variable Contracts	Principal Funds, Inc.	Account Advised
Affiliated with the Sub-Advisor	Funds, Inc.	Fund Advised by Sub-Advisor	by Sub-Advisor

Archipelago Securities, LLC;	Goldman Sachs Asset Management LP	LargeCap Blend I and	N/A
Goldman Sachs & Co.;		MidCap Value I
Goldman Sachs Execution & Clear, LP;
Goldman Sachs JBWere

B-Trade Services, LLC;	BNY Investment Advisors	LargeCap Growth II and	N/A
BNY Capital Markets, Inc.;		LargeCap Value III
BNY Brokerage, Inc.;
Lynch, Jones & Ryan, Inc.;
Pershing & Co.; Pershing, LLC

Dean Witter Reynolds, Inc.;	Morgan Stanley Investment	California Municipal and Tax-Exempt	Asset Allocation
Morgan Stanley & Co. Inc.	Management Inc. (doing business	Bond
as Van Kampen)

Fidelity Brokerage Services, LLC;	Pyramis Global Advisors, LLC	International I	N/A
National Financial Services, LLC

Natixis Asset Management	Vaughan Nelson Investment	SmallCap Value II	N/A
Distributors, LP	Management, LP

JP Morgan Cazenove Limited	American Century Investment	LargeCap Growth II and LargeCap	LargeCap Value II
	Management, Inc.	Value II

	J.P. Morgan Investment	High Yield I and SmallCap Value I	LargeCap Value II
JP Morgan Cazenove Limited	Management, Inc.

JP Morgan Securities	American Century Investment	LargeCap Growth II and LargeCap	LargeCap Value II
	Management, Inc.	Value II

	J.P. Morgan Investment	High Yield I and SmallCap Value I	LargeCap Value II
JP Morgan Securities	Management, Inc.

Lehman Brothers, Inc.;	Neuberger Berman Management Inc.	MidCap Value II	MidCap Value II
Neuberger Berman, LLC

Sanford C. Bernstein & Co., LLC	AllianceBernstein L.P.	LargeCap Value III and SmallCap	LargeCap Value II
Growth I

Spectrum Asset Management, Inc.	Columbus Circle Investors	LargeCap Growth, MidCap Growth and	LargeCap Growth
SmallCap Growth III

Spectrum Asset Management, Inc.	Edge Asset Management, Inc.	Equity Income, High Yield, Income,	Equity Income, Income,
		MidCap Stock, Mortgage Securities,	MidCap Stock, Mortgage
		Short-Term Income, Strategic Asset	Securities, Short-Term Income,
		Management Portfolios and West Coast	Strategic Asset Management
		Equity	Portfolios, West Coast Equity

Spectrum Asset Management, Inc.	Principal Global Investors, LLC	Bond & Mortgage Securities,	Balanced, Bond & Mortgage
		Disciplined LargeCap Blend, Diversified	Securities, LargeCap Value,
		International, Government & High	Diversified International,
		Quality Bond, Inflation Protection,	Government & High Quality
		International Emerging Markets,	Bond, International Emerging
		International Growth, LargeCap S&P	Markets, International
		500 Index, LargeCap Value, MidCap	SmallCap, LargeCap S&P 500
		Blend; MidCap S&P 400 Index, MidCap	Index, MidCap Blend, Money
		Value III, Money Market, Principal	Market, Principal LifeTime
		LifeTime Funds, Short-Term Bond,	Accounts, Short-Term Bond,
		SmallCap Blend, SmallCap Growth,	SmallCap Blend
SmallCap S&P 600 Index, SmallCap
Value, Ultra Short Bond

Spectrum Asset Management, Inc.	Principal Real Estate Investors, LLC	Global Real Estate Securities and	Real Estate Securities
Real Estate Securities

Spectrum Asset Management, Inc.	Spectrum Asset Management, Inc.	Preferred Securities	N/A

UBS Financial Services;	UBS Global Asset Management	LargeCap Value I and SmallCap	SmallCap Growth II
UBS Securities LLC	(Americas) Inc.	Growth II

BROKERAGE ALLOCATION AND OTHER PRACTICES	70

Brokerage commissions paid to affiliates during the periods ending October 31, 2007 were as follows:

	Commissions Paid to BNY Brokerage, Inc.
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	93,027	1.57	0.90
Equity Income	317,877	7.98	7.28
LargeCap Blend II	3,033	0.38	0.35
LargeCap Growth	53,080	0.88	0.22
LargeCap Growth I	396	0.03	0.05
LargeCap S&P 500 Index	1,161	3.12	0.57
LargeCap Value	19,775	1.31	0.91
LargeCap Value I	12,300	2.68	1.21
LargeCap Value III	853	0.10	0.07
MidCap Blend	6,428	1.15	0.85
MidCap Growth III	18,949	1.59	0.99
MidCap S&P 400 Index	1,584	5.71	1.59
MidCap Stock	30,777	5.82	6.23
MidCap Value I	1,401	0.11	0.15
MidCap Value III	7,261	2.49	2.13
SmallCap Blend	3,143	0.54	0.56
SmallCap Growth	7,231	0.78	0.57
SmallCap Growth I	1,248	0.45	0.28
SmallCap S&P 600 Index	7,200	4.45	1.12
SmallCap Value	4,438	0.24	0.24
SmallCap Value I	732	0.10	0.10
SmallCap Value II	13,692	2.53	1.15
West Coast Equity	107,401	15.73	21.81

	Commissions Paid to BNY Capital Markets, Inc.
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
MidCap Value I	168	0.01	0.01
MidCap Value II	2913	0.26	0.06
SmallCap Growth II	433	0.03	0.02

	Commissions Paid to B-TRADE Services, LLC
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	3,042	0.05	0.07
Diversified International	154	0.00	0.00
International Emerging Markets	2,102	0.03	0.13
International Growth	1,925	0.03	0.11
LargeCap Blend II	17,393	2.19	3.26
LargeCap Growth I	8,921	0.77	1.38
LargeCap Growth II	70,999	8.12	12.88
LargeCap Value II	59	0.15	0.37
MidCap Growth III	22,023	1.85	1.55
MidCap Value I	3,805	0.30	0.56
SmallCap Blend	3,674	0.63	0.74
SmallCap Growth	5,408	0.59	0.80
SmallCap Growth II	97,717	6.16	10.46
SmallCap Value	3,354	0.18	0.32
SmallCap Value I	40	0.01	0.00

Principal Funds, Inc.	BROKERAGE ALLOCATION AND OTHER PRACTICES	71
www.principal.com

	Commissions Paid to Fidelity Brokerage Services, LLC
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
MidCap Value I	1,055	0.08	0.09
MidCap Value II	7,220	0.63	0.83

	Commissions Paid to Goldman Sachs & Co.
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	11,417	1.88	1.55
Diversified International	594,408	7.29	8.03
International I	278,684	8.52	10.12
International Emerging Markets	361,143	4.77	4.24
International Growth	336,506	4.78	3.19
LargeCap Blend I	200	0.08	0.02
LargeCap Blend II	43,748	5.51	4.42
LargeCap Growth	39,426	0.66	0.61
LargeCap Growth I	37,740	3.25	2.27
LargeCap Growth II	2,358	0.27	0.22
LargeCap Value	16,082	1.06	0.97
LargeCap Value I	46,753	10.18	5.59
LargeCap Value II	674	1.71	0.55
LargeCap Value III	33,593	4.11	4.87
MidCap Blend	8,194	1.47	0.84
MidCap Growth	3,814	3.76	3.02
MidCap Value III	3,579	1.23	1.10
MidCap Growth III	38,351	0.32	1.62
MidCap Value II	6,578	0.58	0.26
MidCap Value I	6,078	0.48	0.22
Real Estate Securities	13,127	0.69	0.43
SmallCap Blend	8,588	1.47	1.17
SmallCap Growth	10,846	1.18	0.84
SmallCap Growth I	14,565	5.19	8.64
SmallCap Growth II	13,062	0.82	0.69
SmallCap Growth III	23,430	1.93	2.01
SmallCap Value	24,991	1.33	0.96
SmallCap Value I	33,744	4.75	5.67
SmallCap Value II	14,642	2.71	2.81
SmallCap Value III	1,399	0.40	0.56

	Commissions Paid to Goldman Sachs Execution & Clearing, LP
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
LargeCap Blend I	1	0.00	0.00
LargeCap Blend II	8,179	1.03	2.08
LargeCap Growth	21,305	0.35	0.18
LargeCap Growth I	2,991	0.26	0.88
LargeCap Growth II	38,393	4.39	8.95
LargeCap Value I	23,280	5.07	6.72
LargeCap Value II	600	1.52	1.74
MidCap Growth	764	0.75	0.86
MidCap Growth III	6,860	0.58	1.16
SmallCap Growth II	14,599	0.92	2.03
SmallCap Growth III	136	0.01	0.08

Principal Funds, Inc.	BROKERAGE ALLOCATION AND OTHER PRACTICES	72
www.principal.com

	Commissions Paid to Ixis Asset Management Distributors, LP
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
International I	7,179	0.22	0.14

	Commissions Paid to Jpmorgan Cazenove Limited
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
Diversified International	11,635	0.14	0.16
International I	16,866	0.52	0.43
International Growth	64,001	0.91	0.70

	Commissions Paid to J.P. Morgan Securities
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	174,567	2.95	2.06
Diversified International	411,201	5.05	4.31
Equity Income	57,024	1.43	1.90
Global Real Estate Securities	18	0.56	0.19
High Yield	4,000	2.68	7.94
International I	193,548	5.92	5.38
International Emerging Markets	497,804	6.57	6.31
International Growth	346,740	4.93	3.48
LargeCap Blend I	8,596	3.29	2.25
LargeCap Blend II	36,305	4.57	5.29
LargeCap Growth	213,379	3.55	2.56
LargeCap Growth I	86,449	7.45	5.79
LargeCap Growth II	9,791	1.12	0.51
LargeCap Value	73,568	4.86	2.76
LargeCap Value I	15,116	3.29	1.63
LargeCap Value II	228	0.58	0.34
LargeCap Value III	252	0.03	0.02
MidCap Blend	12,137	2.18	2.10
MidCap Growth	7,390	7.29	6.10
MidCap Growth III	226,518	19.03	13.42
MidCap Stock	8,936	1.69	1.92
MidCap Value I	44,316	3.49	2.10
MidCap Value II	12,641	1.11	0.57
MidCap Value III	4,180	1.43	1.30
Real Estate Securities	76,898	4.03	3.45
SmallCap Blend	22,081	3.78	2.57
SmallCap Growth	22,779	2.69	1.81
SmallCap Growth I	29,252	10.43	9.92
SmallCap Growth II	146,619	9.25	7.75
SmallCap Growth III	28,409	2.34	2.36
SmallCap Value	19,932	1.06	0.96
SmallCap Value I	65,706	9.25	8.94
SmallCap Value II	8,304	1.53	0.54
SmallCap Value III	7,331	2.11	1.39
Ultra Short Bond	200	3.55	0.07
West Coast Equity	1,060	0.16	0.07

Principal Funds, Inc.	BROKERAGE ALLOCATION AND OTHER PRACTICES	73
www.principal.com

	Commissions Paid to Lehman Brothers
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	390,284	6.59	6.53
Diversified International	262,971	3.23	2.99
Equity Income	95,488	2.40	1.88
Global Real Estate Securities	74	2.29	5.63
High Yield	2,652	1.77	3.34
International I	282,019	8.62	8.46
International Emerging Markets	124,539	1.64	1.58
International Growth	259,778	3.69	3.33
LargeCap Blend I	21,302	8.15	7.17
LargeCap Blend II	18,937	2.38	3.65
LargeCap Growth	681,539	11.33	6.34
LargeCap Growth I	37,946	3.27	4.56
LargeCap Growth II	17,109	1.96	0.93
LargeCap S&P 500 Index	16,083	43.28	32.24
LargeCap Value	97,279	6.43	7.14
LargeCap Value I	4,310	0.94	0.74
LargeCap Value II	1,175	2.98	0.89
LargeCap Value III	17,028	2.08	2.89
MidCap Blend	21,826	3.92	4.70
MidCap Growth	7,001	6.91	7.41
MidCap Growth III	55,331	4.65	4.46
MidCap S&P 400 Index	6,053	21.82	26.08
MidCap Stock	21,532	4.07	3.53
MidCap Value I	54,005	4.25	6.12
MidCap Value II	146,185	12.80	8.47
MidCap Value III	20,449	7.01	8.22
Real Estate Securities	268,055	14.04	15.40
SmallCap Blend	12,990	2.22	1.65
SmallCap Growth	17,277	1.87	1.68
SmallCap Growth I	17,170	6.12	6.16
SmallCap Growth II	16,887	1.07	1.14
SmallCap Growth III	52,384	4.32	5.04
SmallCap S&P 600 Index	70,031	43.24	44.81
SmallCap Value	73,768	3.92	3.78
SmallCap Value I	22,724	3.20	2.99
SmallCap Value II	3,409	0.63	0.88
SmallCap Value III	9,360	2.69	2.57
Tax-Exempt Bond	5	0.08	0.05
West Coast Equity	4,808	0.70	0.58

	Commissions Paid to Lynch, Jones & Ryan, Inc.
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
SmallCap Value II	2,925	0.54	0.31

	Commissions Paid to Morgan Stanley & Co. Inc.
	(formerly Morgan Stanley DW, Inc.
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
Bond & Mortgage Securities	200	0.20	0.16
Disciplined LargeCap Blend	39,567	0.67	0.82
Diversified International	431,726	5.30	4.71
Equity Income	132,059	3.32	3.72
International I	289,599	8.85	7.88
International Emerging Markets	535,469	7.07	6.84
International Growth	512,096	7.27	9.17
LargeCap Blend I	8,931	3.42	11.00

BROKERAGE ALLOCATION AND OTHER PRACTICES	74

	Commissions Paid to Morgan Stanley & Co. Inc.
	(formerly Morgan Stanley DW, Inc.
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
LargeCap Blend II	36,513	4.60	3.95
LargeCap Growth	208,013	3.46	2.93
LargeCap Growth I	89,910	7.75	5.79
LargeCap Growth II	32,970	3.77	2.48
LargeCap S&P 500 Index	474	1.27	2.55
LargeCap Value	29,089	1.92	1.70
LargeCap Value I	8,551	1.86	2.16
LargeCap Value II	2,226	5.65	2.58
LargeCap Value III	8,680	1.06	0.65
MidCap Blend	10,941	1.96	2.60
MidCap Growth	2,018	1.99	2.18
MidCap Growth III	46,445	3.90	2.39
MidCap S&P 400 Index	2,060	7.43	9.10
MidCap Value I	30,983	2.44	2.11
MidCap Value II	23,489	2.06	1.03
MidCap Value III	6,300	2.16	1.57
Real Estate Securities	34,400	1.80	1.03
SmallCap Blend	3,420	0.58	0.88
SmallCap Growth	9,316	1.01	0.87
SmallCap Growth I	8,258	2.95	2.84
SmallCap Growth II	16,326	1.03	1.19
SmallCap Growth III	8,092	0.67	0.79
SmallCap S&P 600 Index	7,457	4.60	5.76
SmallCap Value	8,008	0.43	0.27
SmallCap Value I	15,781	2.22	2.39
SmallCap Value II	74,177	13.70	25.34
SmallCap Value III	1,186	0.34	0.27

	Commissions Paid to National Financial Services, LLC
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
LargeCap Growth	8,000	0.13	0.10
MidCap Value I	32	0.00	0.00
MidCap Value II	1,372	0.12	0.01
SmallCap Growth III	2,384	0.20	0.21

	Commissions Paid to Neuberger Berman, LLC
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
MidCap Growth	2,308	2.28	3.19

	Commissions Paid to Pershing & Co.
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
International Emerging Markets	80	0.00	0.00
MidCap S&P 400 Index	72	0.26	0.02
MidCap Stock	72	0.01	0.00

Principal Funds, Inc.	BROKERAGE ALLOCATION AND OTHER PRACTICES	75
www.principal.com

	Commissions Paid to Pershing, LLC
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
LargeCap Blend I	5	0.00	0.00
LargeCap Growth I	1,312	0.11	0.05
LargeCap Value III	15,612	1.91	0.59
MidCap Growth III	1,654	0.14	0.12
MidCap Value I	575	0.05	0.03
MidCap Value II	1,585	0.14	0.04
MidCap Value III	342	0.12	0.16
SmallCap Growth II	138,065	8.71	5.07
SmallCap Value II	10,358	1.91	0.71

	Commissions Paid to Sanford C. Bernstein & Co., LLC
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	18,732	0.32	0.26
Equity Income	307,620	7.73	9.09
High Yield	7,420	4.96	7.41
International I	12,721	0.39	0.26
LargeCap Blend I	243	0.09	0.03
LargeCap Blend II	13,908	1.75	1.24
LargeCap Growth	16,480	0.27	0.12
LargeCap Growth I	14,572	1.26	1.15
LargeCap Growth II	19,554	2.24	5.09
LargeCap Value	4,984	0.33	0.32
LargeCap Value I	8,208	1.79	0.95
LargeCap Value II	5,677	14.40	27.87
MidCap Blend	3,098	0.56	0.47
MidCap Growth III	1,554	0.13	0.12
MidCap Stock	23,161	4.38	4.63
MidCap Value I	16,627	1.31	1.28
MidCap Value II	26,523	2.32	1.03
MidCap Value III	3,641	1.25	1.13
Real Estate Securities	15,814	0.83	0.62
SmallCap Blend	704	0.12	0.09
SmallCap Growth	1,331	0.14	0.10
SmallCap Growth II	255	0.02	0.03
SmallCap Value	2,280	0.12	0.12
SmallCap Value I	6,925	0.98	1.58
SmallCap Value II	1,000	0.18	0.11
West Coast Equity	32,111	4.70	6.68

	Commissions Paid to Spectrum Asset Management
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
Bond & Mortgage Securities	101,653	99.80	99.80
High Quality Intermediate-Term Bond	12,874	100.00	100.00
Preferred Securities	423,720	100.00	100.00

	Commissions Paid to UBS Financial Services
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
High Yield	4,911	3.29	5.31
MidCap Growth III	210	0.02	0.01

Principal Funds, Inc.	BROKERAGE ALLOCATION AND OTHER PRACTICES	76
www.principal.com

	Commissions Paid to UBS Securities LLC
			Percent of Dollar
	Total Dollar	As Percent of	Amount of Commissionable
	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	435,082	7.35	6.55
Diversified International	668,164	8.20	9.42
Equity Income	221,051	5.55	6.07
Global Real Estate Securities	1,936	60.06	66.25
High Yield	341	0.23	0.31
International I	277,658	8.49	12.06
International Emerging Markets	769,547	10.16	12.09
International Growth	877,759	12.47	20.16
LargeCap Blend I	28	0.01	0.03
LargeCap Blend II	21,332	2.69	3.03
LargeCap Growth	187,718	3.12	3.33
LargeCap Growth I	46,929	4.04	5.70
LargeCap Growth II	28,754	3.29	4.62
LargeCap Value	72,884	4.82	4.32
LargeCap Value I	6,836	1.49	1.59
LargeCap Value II	2,399	6.09	11.07
LargeCap Value III	85,734	10.48	14.28
MidCap Blend	21,905	3.93	3.91
MidCap Growth	2,516	2.48	1.89
MidCap Growth III	19,818	1.66	1.62
MidCap S&P 400 Index	923	3.33	3.03
MidCap Stock	14,271	2.70	2.93
MidCap Value I	37,336	2.94	3.33
MidCap Value II	22,386	1.96	0.87
MidCap Value III	11,332	3.88	4.62
Real Estate Securities	72,032	3.77	4.49
SmallCap Blend	24,689	4.22	3.47
SmallCap Growth	69,399	7.53	5.80
SmallCap Growth I	17,544	6.26	5.26
SmallCap Growth II	31,879	2.01	3.83
SmallCap Growth III	5,609	0.46	0.58
SmallCap S&P 600 Index	16,851	10.41	5.96
SmallCap Value	134,756	7.16	6.40
SmallCap Value I	8,198	1.15	0.90
SmallCap Value II	10,254	1.89	0.86
SmallCap Value III	2,646	0.76	0.69
West Coast Equity	9,489	1.39	1.61

Material differences, if any, between the percentage of a Fund's brokerage commissions paid to a broker and the percentage of transactions effected through that broker reflect the commissions rates the sub-advisor has negotiated with the broker. Commission rates a sub-advisor pays to brokers may vary and reflect such factors as the trading volume placed with a broker, the type of security, the market in which a security is traded and the trading volume of that security, the types of services provided by the broker (i.e. execution services only or additional research services) and the quality of a broker's execution.

Allocation of Trades by the Sub-Advisors and Sub-Sub-Advisors

Each Sub-Advisor and Sub-Sub-Advisor manages a number of accounts other than the Fund's portfolios. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and ensures that all clients are treated fairly and equitably.

Investments the Sub-Advisor or Sub-Sub-Advisor deems appropriate for the Fund's portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund's portfolio and other accounts. In such circumstances, the Sub-Advisor or Sub-Sub-Advisor may determine that orders for the purchase or sale of the same security for the Fund's portfolio and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Sub-Advisor or Sub-Sub-Advisor to be equitable and in the best interests of the Fund portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.

Principal Funds, Inc.	BROKERAGE ALLOCATION AND OTHER PRACTICES	77
www.principal.com

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares

Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Class A shares of the Funds are purchased at their public offering price and other shares of the Funds are purchased at the net asset value ("NAV") per share, as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day's price, an order must be received in good order by the close of the regular trading session of the NYSE as described below in "Pricing of Fund Shares."

Sales of Shares

Payment for shares tendered for redemption is ordinarily made in cash. The Fund may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described below in "Pricing of Fund Shares."

The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Certain designated organizations are authorized to receive sell orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Principal Management Corporation (the "Manager") may recommend to the Board, and the Board may elect, to close certain funds to new investors or close certain funds to new and existing investors. The Manager may make such a recommendation when a fund approaches a size where additional investments in the fund have the potential to adversely impact fund performance and make it increasingly difficult to keep the fund fully invested in a manner consistent with its investment objective.

PRICING OF FUND SHARES

Each Fund's shares are bought and sold at the current net asset value ("NAV") per share. Each Fund's NAV for each class is calculated each day the New York Stock Exchange ("NYSE") is open, as of the close of business of the Exchange (normally 3:00 p.m. Central Time). The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day; Martin Luther King, Jr. Day; Washington's Birthday/Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.

For all Funds except the Money Market Fund, the share price is calculated by:

  taking the current market value of the total assets of the Fund subtracting liabilities of the Fund
  dividing the remainder proportionately into the classes of the Fund subtracting the liability of each class
  dividing the remainder by the total number of shares owned in that class.
Principal Funds, Inc.	PURCHASE AND REDEMPTION OF SHARES	78
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In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.

Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.

Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board of Directors.

A Fund's securities may be traded on foreign securities markets that close each day prior to the time the NYSE closes. In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that impact a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Board of Directors as may from time to time be necessary.

Money Market Fund

The share price of each Class of shares of the Money Market Fund is determined at the same time and on the same days as the Funds described above. All securities held by the Money Market Fund are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.

Use of the amortized cost valuation method by the Money Market Fund requires the Fund to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Fund invests only in obligations determined by the Directors to be of high quality with minimal credit risks.

The Board of Directors has established procedures for the Money Market Fund designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Sub-Advisor to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Board of Directors promptly considers what action, if any, will be

Principal Funds, Inc.	PRICING OF FUND SHARES	79
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initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to shareholders, it takes such corrective action as it regards as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.

TAXATION OF THE FUNDS

It is a policy of the Funds to make distributions of substantially all of their respective investment income and any net realized capital gains. The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions (as long or short-term capital gains) of the Fund in the manner they were received by the Fund.

All income dividends and capital gains distributions, if any, on a Fund's R-1, R-2, R-3, R-4, R-5, Institutional, and S class shares are reinvested automatically in additional shares of the same class of the same Fund. Dividends and capital gains distributions, if any, on a Fund's Class A, Class B, Class C, and Class J shares are reinvested automatically in additional shares of the same Class of shares of the same Fund unless the shareholder elects to take dividends in cash. The reinvestment will be made at the NAV determined on the first business day following the record date.

Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Service. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed.

The Fund is required in certain cases to withhold and remit to the U.S. Treasury 30.0% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder 1) who has provided either an incorrect tax identification number or no number at all, 2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or 3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

If a shareholder a) incurs a sales charge in acquiring shares of the Fund, b) disposes of such shares less than 91 days after they are acquired, and c) subsequently acquires shares of the Fund or another fund at a reduced sales charge pursuant to a right to reinvest at such reduced sales charge acquired in connection with the acquisition of the shares disposed of, then the sales charge on the shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

Principal Funds, Inc.	TAXATION OF THE FUNDS	80
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Special Tax Considerations

Municipal Funds

Each of the Municipal Funds also intends to qualify to pay "exempt-interest dividends" to its shareholders. An exempt-interest dividend is that part of dividend distributions made by the Fund which consist of interest received by that Fund on tax-exempt Municipal Obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends in determining whether they are subject to the corporate alternative minimum tax. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. The Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.

If a shareholder receives an exempt-interest dividend with respect to shares of the Funds held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares is treated as a long term capital loss to the extent the loss exceeds any exempt-interest dividend received with respect to such shares, and is disallowed to the extent of such exempt-interest dividend.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of this Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) under Section 147(a) of the Internal Revenue Code of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. If legislation is enacted that eliminates or significantly reduces the availability of Municipal Obligations, it could adversely affect the ability of the Fund to continue to pursue its investment objectives and policies. In such event, the Fund would reevaluate its investment objectives and policies.

International Funds

Some foreign securities purchased by the Funds may be subject to foreign taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Funds may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income.

Futures Contracts and Options

As previously discussed, some of the Funds invest in futures contracts or options thereon, index options, or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The Code may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.

Principal Funds, Inc.	TAXATION OF THE FUNDS	81
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PORTFOLIO HOLDINGS DISCLOSURE

The Fund may publish month-end portfolio holdings information for each Fund's portfolio on the principal.com website and on the principalfunds.com website on the fifteenth business day of the following month. The Funds may also occasionally publish information on the website relating to specific events, such as the impact of a natural disaster, corporate debt default or similar events on portfolio holdings. In addition, composite portfolio holdings information for the Money Market Fund is published each week as of the prior week on the principalglobal.com website. It is the Fund's policy to disclose only public information regarding portfolio holdings (i.e. information published on the website or filed with the SEC), except as described below.

Non-Specific Information. Under the Disclosure Policy, the Funds may distribute non-specific information about the Funds and/or summary information about the Funds as requested. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality, character, or sector distribution of a Fund's holdings. This information may be made available at any time (or without delay).

Policy. The Fund and Principal have adopted a policy of disclosing non-public portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:

1)	Daily to the Fund's portfolio pricing services, FT Interactive Data Corporation, J.J. Kenny and Bear Stearns, to obtain prices for portfolio securities;

2)	Upon proper request to government regulatory agencies or to self regulatory organizations;

3)	As needed to Ernst & Young LLP, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young LLP to the Fund;

4)	To the sub-advisers' proxy service providers (Automatic Data Processing, Glass Lews & Co., and RiskMetrics Group) to facilitate voting of proxies; and

5)	To the Fund's custodian, Bank of New York, in connection with the services provided by the custodian to the Fund.

The Fund is also permitted to enter into arrangements to disclose portfolio holdings to other third parties in connection with the performance of a legitimate business purpose if such third party agrees in writing to maintain the confidentiality of the information prior to the information being disclosed. Any such written agreement must be approved by an officer of the Fund, the Manager or the Fund's sub-advisor. Approval must be based on a reasonable belief that disclosure to such other third party is in the best interests of the Fund's shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund's or the Manager's Chief Compliance Officer ("CCO") must approve such disclosure, in writing before it occurs. Such third parties currently include:

Abel Noser	Glass Lewis & Co.
Advent	Hub Data
The Bank of New York	Investment Company Institute
Bloomberg, LP	Investment Technology Group, Inc.
Broadridge	ITG Plexus Alpha Capture
Charles River Development	ix Partners, Ltd.
Check Free Investment Services	J.P. Morgan Investor Services
Confluence Technologies, Inc.	Mellon Analytical Solutions
Depository Trust Co.	Mellon Trust
DST Output, Inc.	PFPC
Eagle Investment Systems	Plexus Plan Sponsor Group
Electra Securities Transaction and	RiskMetrics Group
Reconciliation System (STaARS)	Russell Implementation Services

PORTFOLIO HOLDINGS DISCLOSURE	82

EzE Castle Software LLC	R.R. Donnelley and Sons Company
FactSet Research Systems	Standard & Poor's Securities Evaluations, Inc.
Financial Model Co.	State Street
Financial Tracking, LLC	SunGard PTA
Frank Russell Securities, Inc.	Vestek
Frank Russell Company	Wolters Kluwer Financial Service

Any agreement by which any Fund or any party acting on behalf of the Fund agrees to provide Fund portfolio information to a third party, other than a third party identified in the policy described above, must be approved prior to information being provided to the third party, unless the third party is a regulator or has a duty to maintain the confidentiality of such information and to refrain from using such information to engage in securities transactions. A written record of approval will be made by the person granting approval.

The Fund may also disclose to Edge, non-public portfolio holdings information relating to the underlying funds in which the SAM portfolios invest to facilitate Edge's management of the SAM portfolios. Edge may use underlying fund portfolio holdings information of funds managed by unaffiliated advisory firms solely for the purpose of managing the SAM portfolios.

The Fund's non-public portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Fund's shares, third party service providers, rating and ranking organizations, and affiliated persons of the Fund. Neither the Fund nor the Manager nor any other party receive compensation in connection with the disclosure of Fund portfolio information. The Fund's CCO will periodically, but no less frequently than annually, review the Fund's portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Fund's Board of Directors. In addition, the Fund's Board of Directors must approve any change in the Fund's portfolio holdings disclosure policy that would expand the distribution of such information.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Directors has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to that Fund's Sub-Advisor or Sub-Sub-Advisor. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix B. Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval.

The Principal LifeTime Funds and SAM Portfolios invest in shares of other Funds. Principal is authorized to vote proxies related to the underlying funds. If an underlying fund holds a shareholder meeting, in order to avoid any potential conflict of interest, Principal will vote shares of such fund on any proposal submitted to the fund's shareholders in the same proportion as the votes of other shareholders of the underlying fund.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2008, is available, without charge, upon request, by calling 1-800-222-5852 or on the SEC website at http://www.sec.gov.

FINANCIAL STATEMENTS

To be filed by amendment.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To be filed by amendment.

GENERAL INFORMATION

MidCap S&P 400 Index Fund, LargeCap S&P 500 Index Fund, and SmallCap S&P 600 Index Fund Only. The Funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to Fund shareholders or any

Principal Funds, Inc.	PROXY VOTING POLICIES AND PROCEDURES	83
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member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index, S&P MidCap 400 Index, or S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Principal Life Insurance Company and the Manager is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index, S&P MidCap 400 Index, and S&P SmallCap 600 Index which are determined, composed, and calculated by S&P without regard to Principal Life Insurance Company, the Manager, or the Funds. S&P has no obligation to take the needs of Principal Life Insurance Company, the Manager or Fund shareholders into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap 400 Index, or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, S&P MIDCAP 400 INDEX, OR S&P SMALLCAP 600 INDEX OR ANY DATA CONTAINED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, THE MANAGER, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIES WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

DISCLOSURE REGARDING PORTFOLIO MANAGERS

Appendix C contains information relating to the portfolio managers responsible for day-to-day portfolio management as of the end of the most recent fiscal year, unless otherwise noted.

Principal Funds, Inc.	DISCLOSURE REGARDING PORTFOLIO MANAGERS	84
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APPENDIX A

Description of Bond Ratings:

Moody's Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B:	Obligations rated B are considered speculative and are subject to high credit risk.
Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.

SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes "best quality, enjoying strong protection from established cash flows." MIG 2 denotes "high quality" with "ample margins of protection." MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades." MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."

Description of Moody's Commercial Paper Ratings:

Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

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Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's Corporation's Debt Ratings:

A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

l.	Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

AAA:	Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest- rated issues only in small degree.

A:	Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher- rated categories.

BBB:	Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC:	Debt rated "BB," "B," "CCC," and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating "C" is reserved for income bonds on which no interest is being paid.

D:	Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

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Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's, Commercial Paper Ratings

A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor's rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.
SP-2:	A satisfactory capacity to pay principal and interest.
SP-3:	A speculative capacity to pay principal and interest.

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APPENDIX B

Proxy Voting Policies

The proxy voting policies applicable to each Fund appears in the following order: The Manager’s proxy voting policy is first, followed by the Sub-Advisors, alphabetically. To be filed by amendment.

Principal Funds, Inc.	APPENDIX B	88
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APPENDIX C

Portfolio Management Disclosures

Information relating to the portfolio managers for each of the Funds follows:

To be filed by amendment.

Principal Funds, Inc.	APPENDIX C	89
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APPENDIX C	90

PART C. OTHER INFORMATION Item 23. Exhibits.

(a)	(1)	a.	Articles of Amendment and Restatement (filed 4/12/96)
		b.	Articles of Amendment and Restatement (filed 9/22/00)
		c.	Articles of Amendment and Restatement dated 6/14/02 (filed 12/30/02)
		d.	Articles of Amendment dated 5/23/05 (filed 9/8/05)
		e.	Articles of Amendment dated 9/30/05 (filed 11/22/05)
		f.	Articles of Amendment dated 7/7/06 (Incorporated by reference from exhibit #1(2)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06)
		g.	Articles of Amendment dated 06/04/08 (filed 7/17/08)

	(2)	Articles of Amendment (filed 9/12/97)

	(3)	a.	Certificate of Correction dated 9/14/00 (filed 9/22/00)
		b.	Certificate of Correction dated 12/13/00 (filed 10/12/01)

	(4)	a.	Articles Supplementary dated 12/11/00 (filed 10/12/01)
		b.	Articles Supplementary dated 3/12/01 (filed 10/12/01)
		c.	Articles Supplementary dated 4/16/02 (filed 12/30/02)
		d.	Articles Supplementary dated 9/25/02 (filed 12/30/02)
		e.	Articles Supplementary dated 2/5/03 (filed 02/26/03)
		f.	Articles Supplementary dated 4/30/03 (filed 9/11/03)
		g.	Articles Supplementary dated 6/10/03 (filed 9/11/03)
		h.	Articles Supplementary dated 9/9/03 (filed 9/11/03)
		i.	Articles Supplementary dated 11/6/03 (filed 12/15/03)
		j.	Articles Supplementary dated 1/29/04 (filed 2/26/04)
		k.	Articles Supplementary dated 3/8/04 (filed 7/27/04)
		l.	Articles Supplementary dated 6/14/04 (filed 9/27/04)
		m.	Articles Supplementary dated 9/13/04 (filed 12/13/04)
		n.	Articles Supplementary dated 10/1/04 (filed 12/13/04)
		o.	Articles Supplementary dated 12/13/04 (filed 2/28/05)
		p.	Articles Supplementary dated 2/4/05 (filed 5/16/05)
		q.	Articles Supplementary dated 2/24/05 (filed 5/16/05)
		r.	Articles Supplementary dated 5/6/05 (filed 9/8/05)
		s.	Articles Supplementary dated 12/20/05 (filed 2/28/06)
		t.	Articles Supplementary dated 9/20/06 (Incorporated by reference from exhibit #1(4)t to registration statement No. 333-137477 filed on Form N-14 on 9/20/06)
		u.	Articles Supplementary dated 1/12/07 (filed 1/16/07)
		v.	Articles Supplementary dated 1/22/07 (filed 07/18/07
		w.	Articles Supplementary dated 7/24/07 (filed 9/28/07)
		x.	Articles Supplementary dated 09/13/07 (filed 12/14/07)
		y.	Articles Supplementary dated 1/3/08 (filed 03/05/08)
		z.	Articles Supplementary dated 3/13/08 (filed 05/01/08)
		aa.	Articles Supplementary dated 06/23/08 (filed 7/17/08)
		bb.	Articles Supplementary dated 9/10/08 (filed 12/12/08)
		cc.	Articles Supplementary dated 10/31/08 (filed 12/12/08)

(b)	By-laws (filed 12/29/05)

(c)	N/A

(d)	(1)	a.	Management Agreement (filed 9/12/97)
		b.	1st Amendment to the Management Agreement (filed 9/22/00)
		c.	Management Agreement (filed 12/5/00)
		d.	Amendment to Management Agreement dated 9/9/02(filed 12/30/02)
		e.	Amendment to Management Agreement dated 3/11/02 (filed 02/26/03)
		f.	Amendment to Management Agreement dated 12/10/02 (filed 02/26/03)
		g.	Amendment to Management Agreement dated 10/22/03 (filed 12/15/03)
		h.	Amendment to Management Agreement dated 3/8/04 (filed 6/1/04)
		i.	Amendment to Management Agreement dated 6/14/04 (filed 9/27/04)
		j.	Amendment to Management Agreement dated 7/29/04 (filed 9/27/04)
		k.	Amendment to Management Agreement dated 9/13/04 (filed 9/27/04)
		l.	Amendment to Management Agreement dated 12/13/04 (filed 2/28/05)
		m.	Amendment to Management Agreement dated 1/1/05 (filed 2/28/05)
		n.	Amendment to Management Agreement dated 9/30/05 (filed 11/22/05)
		o.	Amendment to Management Agreement dated 1/12/07 (filed 1/16/07)
		p.	Amendment to Management Agreement dated 9/12/07 (filed 9/28/07)
		q.	Amendment to Management Agreement dated 10/01/07 (filed 12/14/07)
		r.	Amendment to Management Agreement dated 10/31/07 (filed 12/14/07)
		s.	Amendment to Management Agreement dated 2/7/08 (filed 05/01/08)
		t.	Amended & Restated Management Agreement dated 6/24/08 (filed 09/30/08)

	(2)	a.	American Century Sub-Advisory Agreement (filed 12/5/00)
		b.	Amended & Restated Sub-Adv Agreement with Amer. Century (filed 9/11/03)
		c.	Amended & Restated Sub-Adv Agreement with Amer. Century (filed 9/27/04)
		d.	Amended & Restated Sub-Adv Agreement with Amer. Century dated 6/13/05 (filed 9/8/05)
		e.	Amended & Restated Sub-Adv Agreement with Amer. Century dated 9/19/06 (Incorporated by reference from exhibit #6(3)e to registration statement No. 333-137477 filed on Form N-14 on
10/6/06)

	(3)	a.	AXA Rosenberg Investment Management LLC Sub-Advisory Agreement dated September 30, 2008
(filed 12/12/08)

	(4)	a.	Barrow Hanley Sub-Advisory Agreement dtd 7/12/05 (filed 9/8/05)

	(5)	a.	Bernstein Sub-Advisory Agreement (filed 12/5/00)
		b.	Amendment to Bernstein Sub-Advisory Agreement dated 3/28/03 (filed 9/11/03)
		c.	Amended & Restated Bernstein Sub-Advisory Agreement dated 7/1/04 (filed 9/27/04)

	(6)	a.	BlackRock Sub-Advisory Agreement dated ________________ .**

	(7)	a.	Causeway Capital Management LLC Sub-Advisory Agreement dated September 30, 2008 (filed
12/12/08)

	(8)	a.	Columbus Circle Investors Sub-Advisory Agreement dated 1/5/05 (filed 9/8/05)
		b.	Amended & Restated Sub-Adv Agreement with Columbus Circle dated 9/15/05 (filed 10/20/06)
		c.	Amended & Restated Sub-Adv Agreement with Columbus Circle dated 12/15/06 (filed 1/16/07)

	(9)	a.	Dimensional Fund Advisors Sub-Advisory Agreement (filed 6/1/04)

	(10)	a.	Edge Asset Management Sub-Advisory Agreement dated 1/12/07 (filed 1/16/07)

	(11)	a.	Emerald Advisors, Inc. Sub-Advisory Agreement (filed 9/27/04)

	(12)	a.	Essex Investment Management Company, LLC. Sub-Advisory Agreement dated 6/30/06 (filed
10/20/06)

(13)	a.	Goldman Sachs Sub-Advisory Agreement(filed 12/30/02)
	b.	Amended & Restated Sub-Adv Agreement with Goldman Sachs (filed 9/11/03)
	c.	Amended & Restated Goldman Sachs Sub-Advisory Agreement dated 11/20/03 (filed 12/15/03)
	d.	Amended & Restated Goldman Sachs Sub-Advisory Agreement dated 6/30/04 (filed 2/28/05)

(14)	a.	Jacobs Levy Equity Management, Inc. Sub-Advisory Agreement dated 6/15/06 (filed 10/20/06)
	b.	Amended & Restated Sub-Advisory Agreement with Jacobs Levy dated 1/2/08 (filed 03/05/08)

(15)	a.	JP Morgan Sub-Advisory Agreement (filed 12/30/02)
	b.	Amended & Restated Sub-Adv Agreement with JP Morgan (filed 9/11/03)
	c.	Amended & Restated Sub-Adv Agreement with JP Morgan dated 7/18/07 (filed 9/28/07)

(16)	a.	Lehman Brothers dated 7/18/07 (filed 9/28/07)

(17)	a.	Los Angeles Capital Management Sub-Advisory Agreement (filed 9/27/04)
	b.	Amended & Restated Sub-Adv Agreement with LA Capital dated 9/12/05 (filed 11/22/05)

(18)	a.	MacKay Shields LLC Sub-Advisory Agreement dated 1/2/08 (filed 03/05/08)

(19)	a.	Mellon Equity Associates LLP Sub-Advisory Agreement dtd 12/21/04 (filed 2/28/05)
	b.	Amended & Restated Sub-Adv Agreement with Mellon Equity dated 8/8/05 (filed 11/22/05)
	c.	Amended & Restated Sub-Adv Agreement with Mellon Capital dated 1/1/08 (filed 3/28/08)

(20)	a.	Neuberger Berman Sub-Advisory Agreement (filed 12/5/00)
	b.	Amended & Restated Sub-Adv Agreement with Neuberger Berman (filed 9/11/03)
	c.	Amended & Restated Sub-Advisory Agreement with Neuberger Berman dated 10/31/03 (filed 12/15/03)
	d.	Amended & Restated Sub-Advisory Agreement with Neuberger Berman dated 7/1/04 (filed 2/28/05)

(21)	a.	Pacific Investment Management Company LLC Sub-Advisory Agreement dated September 30, 2008 (filed 12/12/08)

(22)	a.	Principal Global Investors Sub-Advisory Agreement (filed 12/30/02)
	b.	Amended and Restated PGI Sub-Advisory Agreement (filed 02/26/03)
	c.	Amended & Restated Sub-Adv Agreement with PGI (filed 9/11/03)
	d.	Amended & Restated Sub-Adv Agreement with PGI (filed 6/1/04)
	e.	Amended & Restated Sub-Adv Agreement with PGI dtd 7-29-04 (filed 9/27/04)
	f.	Amended & Restated Sub-Adv Agreement with PGI dtd 9-13-04 (filed 12/13/04)
	g.	Amended & Restated Sub-Adv Agreement with PGI dtd 12-13-04 (filed 9/8/05)
	h.	Amended & Restated Sub-Adv Agreement with PGI dtd 7-1-05 (filed 9/8/05)
	i.	Sub-Sub-Advisory Agreement with Spectrum dtd 7/1/2005 (filed 12/29/05)
	j.	Sub-Sub-Advisory Agreement with Post dtd 7/1/2005 (filed 12/29/05)
	k.	Amended & Restated Sub-Adv Agreement with PGI dtd 3/1/06 (filed 2/28/06)

(23)	a.	Principal Capital Real Estate Investors Sub-Advisory Agreement (filed 2/27/01)
	b.	1st Amendment to the PCREI Sub-Advisory Agreement (filed 10/12/01)
	c.	2nd Amendment to the PCREI Sub-Advisory Agreement (filed 10/12/01)
	d.	Amended & Restated Sub-Adv Agreement with PCREI (filed 9/11/03)
	e.	Amended & Restated Sub-Adv Agreement with PREI dated 9/12/05 (filed 12/29/05)
	f.	Amended & Restated Sub-Adv Agreement with PREI dated 1/1/06 (filed 2/28/06)
	g.	Amended & Restated Sub-Adv Agreement with PREI dated 10/1/07 (filed 9/28/07)

(24)	a.	Pyramis Global Advisors, LLC dated 1/1/07 (filed 1/16/07)

(25)	a.	Spectrum Sub-Advisory Agreement (filed 04/29/02)
	b.	Amended & Restated Sub-Adv Agreement with Spectrum (filed 9/11/03)
	c.	Amended & Restated Sub-Adv Agreement with Spectrum dated 9/12/05 (filed 12/29/05)

	(26)	a.	T. Rowe Price Sub-Advisory Agreement dated 3/8/04 (filed 6/1/04)
		b.	Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/24/04 (filed 9/27/04)
		c.	Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/1/05 (filed 12/29/05)
		d.	Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/1/06 (filed 10/20/06)

	(27)	a.	Turner Sub-Advisory Agreement (filed 12/5/00)
		b.	Amended & Restated Sub-Adv Agreement with Turner dated 10/31/07 (filed 12/14/07)

	(28)	a.	UBS Global Asset Management Sub-Advisory Agreement (filed 04/29/02)
		b.	Amended & Restated Sub-Adv Agreement with UBS (filed 9/11/03)
		c.	Amended & Restated Sub-Adv Agreement with UBS dated 4/1/04 filed 6/1/04)

	(29)	a.	Vaughan Nelson Investment Management Sub-Advisory Agreement dtd 9/21/05 (filed 11/22/05)

	(30)	a.	Van Kampen Sub-Advisory Agreement dated 1/12/07 (filed 1/16/07)
		b.	Amended & Restated Sub-Adv Agreement with Van Kampen dated 4/1/07 (filed 7/18/07) (filed
9/28/07)

	(31)	a.	Westwood Management Corporation Sub-Advisory Agreement dated 7/15/08 (filed 7/17/08)

(e)	(1)	a.	Distribution Agreement (filed 4/12/96)
		b.	1st Amendment to the Distribution Agreement (filed 9/22/00)
		c.	Distribution Agreement (filed 9/22/00)
		d.	Distribution Plan and Agreement (Select Class)(filed 12/30/02)
		e.	Amended and Restated Distribution Plan and Agreement (Select Class)(filed 12/30/02)
		f.	Amended and Restated Distribution Plan and Agreement (Advisors Select Class)(filed 12/30/02)
		g.	Amended and Restated Distribution Plan and Agreement (Advisors Preferred Class)(filed 12/30/02)
		h.	Amended and Restated Distribution Plan and Agreement (Class J)(filed 12/30/02)
		i.	Amended and Restated Distribution Agreement (filed 12/30/02)
		j.	Amendment to Distribution Plan and Agreement (Advisors Preferred Class) (filed 02/26/03)
		k.	Amendment to Distribution Plan and Agreement (Advisors Select Class) (filed 02/26/03)
		l.	Amendment to Distribution Plan and Agreement (Select Class) (filed 02/26/03)
		m.	Amendment to Distribution Agreement dtd 03/02 (filed 02/26/03)
		n.	Amendment to Distribution Agreement dtd 12/02 (filed 02/26/03)
		o.	Amended & Restated Distribution Agreement dtd 10/22/03 (filed 12/15/03)
		p.	Amended & Restated Distribution Agreement dtd 6/14/04 (filed 9/27/04)
		q.	Amended & Restated Distribution Agreement dtd 2/24/05 (filed 9/8/05)
		r.	Distribution Agreement (Class A, B and C) dtd 1/12/07 (filed 1/16/07)
		s.	Distribution Agreement (Instl and J) dtd 1/12/07 (filed 1/16/07)
		t.	Distribution Agreement (Class A, B, C, J, Institutional, Advisors Preferred, Preferred, Advisors Select,
Select, Advisors Signature Classes) dtd 3/11/08 (filed 05/01/08)

	(2)	a.	Selling Agreement--Advantage Classes (filed 9/11/03)
		b.	Selling Agreement--J Shares (filed 9/11/03)
		c.	Selling Agreement--Class A and Class B Shares (filed 9/8/05)
		d.	Selling Agreement--Class S Shares (filed 7/17/08)

(f)	N/A

(g)	(1)	a.	Domestic Portfolio Custodian Agreement with Bank of New York (filed 4/12/96)
		b.	Domestic Funds Custodian Agreement with Bank of New York (filed 12/5/00)
		c.	Domestic and Global Custodian Agreement with Bank of New York (filed 11/22/05)
(h)	(1)	a.	Transfer Agency Agreement for Class I shares (filed 9/22/00)
		b.	Amended & Restated Transfer Agency Agreement for Class I Shares (filed 12/30/02)
		c.	Transfer Agency Agreement for Class J Shares (filed 12/30/02)
		d.	1st Amendment to Transfer Agency Agreement for Class J Shares (filed 12/30/02)
		e.	Amended and Restated Transfer Agency Agreement for Class J Shares dtd 10/22/03 (filed 2/28/05)
		f.	Amended and Restated Transfer Agency Agreement for Class J, Class A and Class B Shares dtd
12/13/04 (filed 2/28/05)
		g.	Transfer Agency Agreement (Class A, B, C, J and Institutional) dtd 1/12/07 (filed 1/16/07)
		h.	Amended and Restated Transfer Agency Agreement (Class A, B, C, J Institutional, and S) dtd 5/1/08
(filed 05/01/08)

	(2)	a.	Shareholder Services Agreement (filed 12/15/00)
		b.	Amended & Restated Shareholder Services Agreement dtd 6/14/04 (filed 2/28/05)
		c.	Amended & Restated Shareholder Services Agreement dtd 6/14/04 (filed 2/28/05)
		d.	Amended & Restated Shareholder Services Agreement dtd 9/13/04 (filed 2/28/05)
		e.	Amended & Restated Shareholder Services Agreement dtd 12/13/04 (filed 2/28/05)
		f.	Amended & Restated Shareholder Services Agreement dtd 9/30/05 (filed 12/29/05)
		g.	Amended & Restated Shareholder Services Agreement dtd 1/1/06 (filed 10/20/06)
		h.	Amended & Restated Shareholder Services Agreement dtd 1/12/07 (filed 12/14/07)

	(3)	a.	Investment Service Agreement (filed 9/12/97)
		b.	1st Amendment to the Investment Service Agreement (filed 9/22/00)
		c.	Investment Service Agreement (filed 12/30/02)
	(4)	a.	Accounting Services Agreement (filed 9/22/00)
		b.	Amended & Restated Accounting Services Agreement dtd 1/12/07 (filed 1/16/07)

	(5)	a.	Administrative Services Agreement (filed 9/22/00)
		b.	Amended Administrative Services Agreement (filed 12/30/02)
		c.	Amended Administrative Services Agreement dtd 6/14/04 (filed 9/27/04)
	(6)	a.	Service Agreement (filed 9/22/00)
		b.	Amended & Restated Service Agreement dtd 6/14/04 (filed 2/28/05)
		c.	Amended & Restated Service Agreement dtd 9/30/05 (filed 11/22/05)

	(7)	a.	Service Sub-Agreement (filed 9/22/00)
		b.	Amended & Restated Service Sub-Agreement dtd 1/13/04 (filed 2/28/05)
		c.	Amended & Restated Service Sub-Agreement dtd 6/14/04 (filed 2/28/05)
		d.	Amended & Restated Service Sub-Agreement dtd 6/14/04 (filed 2/28/05)
		e.	Amended & Restated Service Sub-Agreement dtd 9/13/04 (filed 2/28/05)
		f.	Amended & Restated Service Sub-Agreement dtd 12/13/04 (filed 2/28/05)
		g.	Amended & Restated Service Sub-Agreement dtd 9/30/05 (filed 11/22/05)
	(8)	Plan of Acquisition European Fund (filed 12/30/02)
	(9)	Plan of Acquisition Pacific Basin Fund (filed 12/30/02)
	(10)	Plan of Acquisition Technology Fund (filed 12/30/02)
	(11)	Plan of Acquisition Balanced Fund (filed 9/11/03)
	(12)	Plan of Acquisition International SmallCap Fund (filed 9/11/03)
	(13)	Plan of Acquisition Partners MidCap Blend (filed 9/11/03)
	(14)	Plan of Acquisition High Quality Long-Term Bond (filed 9/8/05)
	(15)	Form of Agreement and Plan of Reorganization PIF and WM Trust I (filed 9/20/06)
	(16)	Form of Agreement and Plan of Reorganization PIF and WM Trust II (filed 9/20/06)
	(17)	Form of Agreement and Plan of Reorganization PIF and WM SAM (filed 9/20/06)
	(18)	Plan of Reorganization Equity Income I and Equity Income (filed 9/28/06)
	(19)	Plan of Reorganization Tax-Exempt Bond I and Tax-Exempt Bond (file 9/28/06)
	(20)	Plan of Reorganization Partners LargeCap Growth II and Partners LargeCap Growth (filed 10/06/06)

	(21)	Service Agreement between Principal Investors Fund, Inc. and Principal Shareholder Services, Inc. for S
class shares. dtd 5/1/08 (filed 05/01/08)
	(22)	Plan of Acquisition California Insured Intermediate Municipal Fund and California Municipal Fund (filed
7/17/08)
	(23)	Plan of Acquisition Global Equity Fund I and International Fund I (filed 09/30/08)
	(24)	Plan of Acquisition MidCap Growth Fund I and MidCap Growth Fund III (filed 09/30/08)
	(25)	Plan of Acquisition SmallCap Blend Fund I and SmallCap S&P 600 Index Fund (filed 09/30/08)
	(26)	Plan of Acquisition Government & High Quality Bond Fund and Mortgage Securities Fund **

(i)	Legal Opinion (filed 4/12/96)
(j)	(1)	Consents of Auditors – N/A
	(2)	Rule 485(b) opinion – N/A
	(3)	Power of Attorneys (filed 3/28/08)

(k)	N/A
(l)	(1)	Initial Capital Agreement-ISP & MBS (filed 4/12/96)
	(2)	Initial Capital Agreement-IEP (filed 9/22/00)
	(3)	Initial Capital Agreement-ICP (filed 9/22/00)
	(4-38)	Initial Capital Agreement (filed 9/22/00)
	(39)	Initial Capital Agreement dtd 12/30/02 (filed 12/30/02)
(40-41) Initial Capital Agreement dtd 12/29/03 & 12/30/03 (filed 2/26/04)
	(42)	Initial Capital Agreement dtd 6/1/04 (filed 7/27/04)
	(43)	Initial Capital Agreement dtd 11/1/04 (filed 12/13/04)
	(44)	Initial Capital Agreement dtd 12/29/04 (filed 2/28/05)
	(45)	Initial Capital Agreement dtd 3/1/05 (filed 5/16/05)
	(46)	Initial Capital Agreement dtd 6/28/05 (filed 11/22/05)
	(47)	Initial Capital Agreement dtd 3/15/06 (filed 10/20/06)
	(48)	Initial Capital Agreement dtd 1/12/07 (filed 03/05/08)
	(49)	Initial Capital Agreement dtd 10/1/07 (filed 3/28/08)
	(50)	Initial Capital Agreement dtd 2/29/08 (filed 3/28/08)
	(51)	Initial Capital Agreement dtd 5/1/08 (filed 7/17/08)
	(52)	Initial Capital Agreement dtd 9/30/08 (filed 12/12/08)
	(53)	Initial Capital Agreement dtd 12/___/08**

(m)	Rule 12b-1 Plan
	(1)	R-3 f/k/a Advisors Preferred Plan (filed 9/22/2000)
		a.	Amended & Restated dtd 9/9/02 (filed 12/30/02)
		b.	Amended & Restated dtd 3/11/04 (filed 3/14/04)
		c.	Amended & Restated dtd 6/14/04 (filed 9/27/04)
		d.	Amended & Restated dtd 9/13/04 (filed 9/27/04)
		e.	Amended & Restated dtd 12/13/04 (filed 2/28/05)
		f.	Amended & Restated dtd 9/30/05 (filed 11/22/05
		g.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(1)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
		h.	Amended & Restated dtd 1/12/07 (filed 1/16/07)
		i.	Amended & Restated dtd 3/11/08 (filed 05/01/08)
		j.	Amended & Restated Distribution Plan and Agreement Class R-3 dtd 6/24/08 (filed 09/30/08)

	(2)	R-2 f/k/a Advisors Select Plan (filed 9/22/2000)
		a.	Amended & Restated dtd 9/9/02 (filed 12/30/02)
		b.	Amended & Restated dtd 3/11/04 (filed 3/14/04)
		c.	Amended & Restated dtd 6/14/04 (filed 9/27/04)
		d.	Amended & Restated dtd 9/13/04 (filed 9/27/04)
		e.	Amended & Restated dtd 12/13/04 (filed 2/28/05)
		f.	Amended & Restated dtd 9/30/05 (filed 11/22/05)
		g.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(2)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)

h.	Amended & Restated dtd 1/12/07 (filed 1/16/07)
i.	Amended & Restated dtd 3/11/08 (filed 05/01/08)
j.	Amended & Restated Distribution Plan and Agreement Class R-2 dtd 6/24/08 (filed 09/30/08)

(3)	R-4 f/k/a Select Plan (filed 12/30/02)
	a.	Amended & Restated dtd 9/9/02 (filed 12/30/02)
	b.	Amended & Restated dtd 3/11/04 (filed 3/14/04)
	c.	Amended & Restated dtd 6/14/04 (filed 9/27/04)
	d.	Amended & Restated dtd 9/13/04 (filed 9/27/04)
	e.	Amended & Restated dtd 12/13/04 (filed 2/28/05)
	f.	Amended & Restated dtd 9/30/05 (filed 11/22/05)
	g.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(3)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
	h.	Amended & Restated dtd 1/12/07 (filed 1/16/07)
	i.	Amended & Restated dtd 3/11/08 (filed 05/01/08)
	j.	Amended & Restated Distribution Plan and Agreement Class R-4 dtd 6/24/08 (filed 09/30/08)

(4)	Class J Plan (filed 12/30/02)
	a.	Amended & Restated dtd 9/9/02 (filed 12/30/02)
	b.	Amended & Restated dtd 9/13/04 (filed 9/27/04)
	c.	Amended & Restated dtd 12/13/04 (filed 2/28/05)
	d.	Amended & Restated dtd 9/30/05 (filed 11/22/05)
	e.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(4)e to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
	f.	Amended & Restated dtd 1/12/07 (filed 1/16/07)
	g.	Amended & Restated dtd 1/1/08 (filed 03/05/08)
	h.	Amended & Restated dtd 1/1/08 (filed 05/01/08)
	i.	Amended & Restated dtd 3/11/08 (filed 05/01/08)

(5)	R-1 f/k/a Advisors Signature Plan (filed 12/13/04)
	a.	Amended & Restated dtd 9/13/04 (filed 9/27/04)
	b.	Amended & Restated dtd 12/13/04 (filed 2/28/05)
	c.	Amended & Restated dtd 9/30/05 (filed 11/22/05)
	d.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(5)d to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
	e.	Amended & Restated dtd 1/12/07 (filed 1/16/07)
	f.	Amended & Restated dtd 3/11/08 (filed 05/01/08)
	g.	Amended & Restated Distribution Plan and Agreement Class R-1 dtd 6/24/08 (filed 09/30/08)

(6)	Class A Plan (filed 2/28/05)
	a.	Amended & Restated dtd 9/30/05 (filed 11/22/05)
	b.	Amended & Restated dtd 12/1/05 (Incorporated by reference from exhibit #10(6)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06)
	c.	Amended & Restated dtd 1/12/07 (filed 1/16/07)
	d.	Amended & Restated dtd 10/01/07 (filed 12/14/07)

(7)	Class B Plan (filed 2/28/05)
	a.	Amended & Restated dtd 9/30/05 (filed 11/22/05)
	b.	Amended & Restated dtd 12/1/05 (Incorporated by reference from exhibit #10(7)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06)
	c.	Amended & Restated dtd 1/12/07 (filed 1/16/07)
	d.	Amended & Restated dtd 3/13/07 (filed 12/14/07)

(8)	Class C Plan
	a.	dated 9/11/06 (Incorporated by reference from exhibit #10(8)a to registration statement No. 333-
137477 filed on Form N-14 on 10/6/06)
	b.	Amended & Restated dtd 1/12/07 (filed 1/16/07)
	c.	Amended & Restated dtd 10/01/07 (filed 12/14/07)

	(9)	Class S Plan dtd 5/1/08 (filed 05/01/08)

(n)	(1)	Rule 18f-3 Plan (filed 2/28/05) dtd 8/25/06 (filed 3-27-07) dtd 3/10/08 (filed 05/01/08)
(o)	Reserved

(p)	Codes of Ethics
	(1)	Alliance Bernstein Code of Ethics (filed 12/14/07)
	(2)	American Century Investment Management (filed 10/20/06) (filed 3-27-07) (filed 7/18/07)
	(3)	Ark Asset Management (filed 2/28/05) (filed 02/20/08)
	(4)	AXA Rosenberg Investment Management (filed 7/17/08)
	(5)	The Bank of New York Mellon Code of Ethics (filed 2/20/08)
	(6)	Barrow Hanley Code of Ethics (filed 9/8/05)
	(7)	BlackRock Code of Ethics (filed 12/12/08)
	(8)	Causeway Capital Management LLC (filed 7/17/08)
	(9)	Columbus Circle Investors (filed 10/20/06)
	(10)	Dimensional Fund Advisors Code of Ethics (filed 12/29/05)
	(11)	Edge Asset Management Code of Ethics (filed 02/20/08)
	(12)	Emerald Advisers Inc. Code of Ethics (filed 2/28/05) (filed 02/20/08)
	(13)	Essex Code of Ethics (filed 1/16/07) (filed 12/14/07)
	(14)	Jacobs Levy Code of Ethics (filed 10/20/06)
	(15)	JP Morgan Code of Ethics (filed 2/28/05) (filed 12/14/07)
	(16)	Goldman Sachs Code of Ethics (filed 9/8/05) (filed 12/14/07)
	(17)	Lehman Brothers Code of Ethics (filed 9/28/07)
	(18)	Los Angeles Capital Management and Equity Research, Inc. Code of Ethics (filed 10/20/06) (filed 02/20/08)
	(19)	MacKay Shields Code of Ethics (filed 03/05/08)
	(20)	Mazama Capital Management Code of Ethics (filed 3/16/04) (filed 02/20/08)
	(21)	Morgan Stanley Investment Management (filed 2/28/05) (filed 10/20/06) (filed 3-27-07)
	(22)	Neuberger Berman Management (filed 10/20/06) (filed 3-27-07)
	(23)	Pacific Investment Management Company LLC (filed 7/17/08)
	(24)	Principal Global Investors/Principal Real Estate Investors Code of Ethics (filed 3-27-07)
	(25)	Principal Funds, Inc. Principal Variable Contracts Funds, Inc., Principal Management Corporation, Principal
Financial Advisors, Inc., Princor Financial Services Corporation, Principal Funds Distributor Code of Ethics
(filed 3-27-07) (filed 02/20/2008) (filed 7/17/08)
	(26)	Pyramis Code of Ethics (filed 12/14/07)
	(27)	Sr. & Executive Officers Code of Ethics (Sarbanes) (filed 9/11/03)
	(28)	Spectrum Code of Ethics (filed 12/29/05)
	(29)	T. Rowe Price Code of Ethics (filed 9/8/05)
	(30)	Turner Investment Partners (filed 2/28/05)
	(31)	UBS Code of Ethics (filed 2/28/05)
	(32)	Vaughan-Nelson Code of Ethics (filed 12/14/07)
	(33)	Westwood Management Corporation Code of Ethics (filed 7/17/08)

*	Filed herein.
**	To be filed by amendment.

Item 24.		Persons Controlled by or Under Common Control with Registrant
The Registrant does not control and is not under common control with any person.

Item 25.

Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

     (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

1. Was committed in bad faith; or

2. Was the result of active and deliberate dishonesty; or

     (ii) The corporate representative actually received an improper personal benefit in money, property, or services; or

     (iii) In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributors, their officers and directors, and any person who controls the Distributors within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributors, their officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributors to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributors against any liability to the Registrant or to its security holders to which the Distributors would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of their duties, or by reason of their reckless disregard of their obligations under this Agreement. The Registrant's agreement to indemnify the Distributors, their officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributors, their officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Item 26. Business or Other Connection of Investment Adviser

     Principal Management Corporation ("PMC") serves as investment adviser and dividend disbursing and transfer agent for Principal Variable Contracts Funds, Inc. ("PVC") and the R-1, R-2, R-3, R-4 and R-5 Class Shares of Principal Funds, Inc.("Principal Funds"). PVC and Principal Funds are funds sponsored by Principal Life Insurance Company. PMC also serves as investment advisor for Principal Funds.

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who serve as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

NAME & OFFICE WITH INVESTMENT ADVISER	COMPANY & PRINCIPAL BUSINESS ADDRESS	NATURE OF RELATIONSHIP

Michael C. Anagnost	Principal Life	Director - IT
Vice President-	Insurance Company(1)
Chief Technology Officer

John E. Aschenbrenner	Principal Life	President, Insurance &
Director	Insurance Company (1)	Financial Services

Patricia A. Barry	Principal Life	Counsel
Assistant Corporate	Insurance Company (1)
Secretary

*Craig L. Bassett	Principal Life	See Part B
Treasurer	Insurance Company (1)

*Michael J. Beer	Principal Life	See Part B
Executive Vice President/	Insurance Company (1)
Chief Operating Officer,
Director

Tracy W. Bollin	Principal Funds	Assistant Controller
Financial Controller	Distributor, Inc.(2)
and Princor Financial
Services Corporation (1)

*David J. Brown	Principal Life	See Part B
Senior Vice President	Insurance Company (1)

*Jill R. Brown	Principal Funds	See Part B
Senior Vice President/	Distributor, Inc.(2)
Chief Financial Officer

David P. Desing	Principal Life	Assistant Treasurer
Assistant Treasurer	Insurance Company (1)

*Ralph C. Eucher	Principal Life	See Part B
Director	Insurance Company (1)

*Nora M. Everett	Principal Life	See Part B
President and Director	Insurance Company (1)

James W. Fennessey	Principal	Asset Allocation Committee
Vice President	Financial Advisors, Inc.(1)

Michael P. Finnegan	Principal Life	Second Vice President -
Senior Vice President -	Insurance Company (1)	Investment Services
Investment Services

Louis E. Flori	Principal Life	Vice President – Capital Markets
Vice President – Capital Markets	Insurance Company (1)

*Stephen G. Gallaher	Principal Life	See Part B
Assistant General Counsel	Insurance Company (1)

*Ernest H. Gillum	Principal Life	See Part B
Vice President and Chief	Insurance Company (1)
Compliance Officer

Eric W. Hays	Principal Life	Assistant Vice President – IT
Senior Vice President –	Insurance Company (1)
Chief Information Officer

Joyce N. Hoffman	Principal Life	Senior Vice President and
Senior Vice President and	Insurance Company (1)	Corporate Secretary
Corporate Secretary
*Patrick A. Kirchner	Principal Life	See Part B
Assistant General Counsel	Insurance Company (1)

Deanna L. Mankle	Principal Life	Assistant Treasurer
Assistant Treasurer	Insurance Company (1)
*Sarah J. Pitts	Principal Life	See Part B
Counsel	Insurance Company (1)

*Layne A. Rasmussen	Principal Life	See Part B
Vice President and	Insurance Company (1)
Controller - Principal Funds
David L. Reichart	Princor	Senior Vice President
Senior Vice President	Financial Services
Corporation(1)

*Michael D. Roughton	Principal Life	See Part B
Senior Vice President and	Insurance Company (1)
Senior Securities Counsel

*Adam U. Shaikh	Principal Life	See Part B
Counsel	Insurance Company (1)

Mark A. Stark	Principal Life	Vice President -
Vice President -	Insurance Company (1)	Investment Services
Investment Services

Randy L. Welch	Principal Life	Vice President -
Vice President -	Insurance Company (1)	Investment Services
Investment Services
*Dan L. Westholm	Principal Life	See Part B
Director - Treasury	Insurance Company (1)

*Beth C. Wilson	Principal Life	See Part B
Vice President	Insurance Company (1)

Larry D. Zimpleman	Principal Life	President and Chief Executive
Chairman of the Board	Insurance Company (1)	Officer

(1)	711 High Street Des Moines, IA 50309

(2)	1100 Investment Boulevard, Ste 200 El Dorado Hills, CA 95762

Item 27.

Principal Underwriters

(a)	Princor Financial Services Corporation and Principal Funds Distributor act as principal underwriters for Class J shares, Institutional Class shares, R-1, R-2, R-3, R-4 and R-5 Class shares of Principal Funds, Inc.

Princor Financial Services Corporation acts as principal underwriter for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

Principal Funds Distributor acts as principal underwriter for Principal Variable Contracts Funds, Inc. and Class A shares, Class B shares, Class C shares, and Class S shares of Principal Funds, Inc. PFD also serves as the principal underwriter for certain variable contracts issued by Farmers New World Life Insurance Company through Farmers Variable Life Separate Account A. PFD also serves as the principal underwriter for certain variable contracts issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company, through their respective separate accounts.

(b)	Princor Financial Services Corporation

(1)	(2)	(3)
Name and principal business address	Positions and offices with	Positions and Offices
	principal underwriter (Princor)	with the Fund

John E. Aschenbrenner	Director	None
The Principal
Financial Group(1)

Patricia A. Barry	Assistant Corporate Secretary	None
The Principal
Financial Group(1)

Craig L. Bassett	Treasurer	Treasurer
The Principal
Financial Group(1)

Michael J. Beer	Executive Vice President	Executive Vice President
The Principal	Chief Operating Officer
Financial Group(1)	and Director

Tracy W. Bollin	Financial Controller	None
The Principal
Financial Group(1)

David J. Brown	Senior Vice President	Chief Compliance Officer
The Principal
Financial Group(1)

Jill R. Brown	Senior Vice President and	Senior Vice President
The Principal	Chief Financial Officer
Financial Group(1)

Ralph C. Eucher	Director	Chairman of the Board and
The Principal		Chief Executive Officer
Financial Group(1)

Nora M. Everett	President and Director	President and Director
The Principal

Financial Group (1)

Stephen G. Gallaher	Assistant General Counsel	Assistant Counsel
The Principal
Financial Group(1)

Joyce N. Hoffman	Senior Vice President and	None
The Principal	Corporate Secretary
Financial Group(1)

Patrick A. Kirchner	Assistant General Counsel	Assistant Counsel
The Principal
Financial Group(1)

Sarah J. Pitts	Counsel	Assistant Counsel
The Principal
Financial Group(1)

David L. Reichart	Senior Vice President	None
The Principal
Financial Group(1)

Michael D. Roughton	Senior Vice President and	Counsel
The Principal	Senior Securities Counsel
Financial Group(1)

Adam U. Shaikh	Counsel	Assistant Counsel
The Principal
Financial Group(1)

Traci L. Weldon	Chief Compliance Officer	None
The Principal
Financial Group(1)

Beth C. Wilson	Vice President	Vice President and
The Principal		Secretary
Financial Group(1)

Larry D. Zimpleman	Chairman of the Board	None
The Principal
Financial Group(1)

(1)	711 High Street Des Moines, IA 50309

(b)	Principal Funds Distributor, Inc.

	(1)	(2)	(3)
	Name and principal business address	Positions and offices with	Positions and Offices
		principal underwriter (PFD)	with the Fund

	Lindsay L. Amadeo	Director - Marketing	None
	The Principal	Communications
Financial Group(1)

	Michael C. Anagnost	Vice President -	None
	The Principal	Chief Technology Officer
Financial Group(1)

	Patricia A. Barry	Assistant Corporate	None
	The Principal	Secretary
Financial Group(1)

	Craig L. Bassett	Treasurer	Treasurer
The Principal
Financial Group(1)

	Michael J. Beer	Executive Vice President	Executive Vice President
The Principal
Financial Group(1)

	Lisa Bertholf	Director - Marketing	None
The Principal
Financial Group(1)

	Tracy W. Bollin	Assistant Controller	None
The Principal
Financial Group(1)

	David J. Brown	Senior Vice President	Chief Compliance Officer
The Principal
Financial Group(1)

	Jill R. Brown	Director	Senior Vice President
	The Principal	Senior Vice President and
	Financial Group(1)	Chief Financial Officer

	Bret J. Bussanmas	Vice President -	None
	The Principal	Distribution
Financial Group(1)

	P. Scott Cawley	Product Marketing Officer	None
The Principal
Financial Group(1)

	Ralph C. Eucher	Chairman of the Board	Chairman of the Board and
	The Principal		Chief Executive Officer
Financial Group(1)

	Nora M. Everett	Director	President and Director
The Principal
Financial Group (1)

	Cary Fuchs	President	Senior Vice President of Distribution
Principal Funds
Distributor, Inc.(2)

Stephen G. Gallaher	Assistant General Counsel	Assistant Counsel
The Principal
Financial Group(1)

Alex Ghazanfari	Vice President and	None
Principal Funds	Chief Compliance Officer
Distributor, Inc.(1)

Eric W. Hays	Senior Vice President and	None
The Principal	Chief Information Officer
Financial Group(1)

Tim Hill	Vice President - Distribution	None
Principal Funds
Distributor, Inc.(1)

Joyce N. Hoffman	Senior Vice President and	None
The Principal	Corporate Secretary
Financial Group(1)

Daniel J. Houston	Director	None
The Principal
Financial Group(1)

Timothy J. Minard	Director	None
The Principal
Financial Group(1)

Kevin J. Morris	Director - Marketing	None
Principal Funds
Distributor, Inc.(1)

David L. Reichart	Senior Vice	None
The Principal	President/Distribution
Financial Group(1)

Michael D. Roughton	Senior Vice President/Counsel	Counsel
The Principal
Financial Group(1)

Paul Schieber	Regional Vice President	None
The Principal
Financial Group (1)

Adam U. Shaikh	Counsel	Assistant Counsel
The Principal
Financial Group(1)

Mark A. Stark	Vice President – Investor	None
The Principal	Services
Financial Group(1)

(1)	1100 Investment Boulevard, Ste 200 El Dorado Hills, CA 95762-5710

(c) N/A.

Item 28.

Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 29.	Management Services
N/A.
Item 30.	Undertakings
N/A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 31st day of December, 2008.

Principal Funds, Inc. (Registrant)

______________________________________
R. C. Eucher Chairman of the Board and Chief Executive Officer

Attest:

______________________________________
Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ R. C. Eucher
	Chairman of the Board	December 31, 2008
R. C. Eucher	and Chief Executive
Officer (Principal
Executive Officer)

/s/ L. A. Rasmussen
	Vice President,	December 31, 2008
L. A. Rasmussen	Controller and Chief
Financial Officer
(Principal Financial
Officer and Controller)

/s/ N. M. Everett
	President and Director	December 31, 2008
N. M. Everett

/s/ M. J. Beer
	Executive Vice President	December 31, 2008
M. J. Beer

(E. Ballantine)*
	Director	December 31, 2008
E. Ballantine

(K. Blake)*
	Director	December 31, 2008
K. Blake

(C. Damos)*
	Director	December 31, 2008
C. Damos

(R. W. Gilbert)*
	Director	December 31, 2008
R. W. Gilbert

(M. A. Grimmett)*
	Director	December 31, 2008
M. A. Grimmett

(F. S. Hirsch)*
	Director	December 31, 2008
F. S. Hirsch

(W. C. Kimball)*
	Director		December 31, 2008
W. C. Kimball

(B. A. Lukavsky)*
	Director		December 31, 2008
B. A. Lukavsky

(W. G. Papesh)*
	Director		December 31, 2008
W. G. Papesh

(D. Pavelich)*
	Director		December 31, 2008
D. Pavelich

/S/ M. J. Beer
*By
M. J. Beer
Executive Vice President

*Pursuant to Powers of Attorney
Previous filed on December 10, 2008